UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: November 30, 2012

Item 1. Reports to Stockholders

VALIC Company I, Semiannual Report at November 30, 2012.

VALIC Company I

Semi-Annual Report, November 30, 2012

SAVING : INVESTING : PLANNING

VALIC Company I

SEMI-ANNUAL REPORT NOVEMBER 30, 2012

VALIC Company I

PRESIDENT’S LETTER (Unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the six-month period ending November 30, 2012. We encourage you to carefully read this report and thank you for your investment with VALIC Company I.

The six-months of the reporting period generally saw positive returns within the global equity and domestic bond markets. The total return for the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market, was up 9.32% for the six-month period. The MSCI EAFE Index (net)* *, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, posted an impressive 18.16% gain. And the domestic bond market continued to experience positive growth for the reporting period, although at a slower rate than the previous period. The Barclays U.S. Aggregate Bond Index***, a broad measure of the bond market, posted a total return of 1.99% for the reporting period.

A primary reason for these overall positive results was attributable by many market observers to the continued coordinated efforts of the world’s central banks and governments. In the U.S., the Federal Reserve extended its quantitative easing policies by indicating it would continue to buy mortgage debt until there was an improvement in the economy. In response to continued sluggish growth domestically, the Fed also announced in June that it would prolong through the end of the year Operation Twist, the Fed’s initiative of buying longer term Treasuries while simultaneously selling shorter dated issues. The Fed further pointed to its intention to keep shorter term interest rates near zero for the foreseeable future.

International equity market gains, in turn, were buoyed by the actions of the European Central Bank (ECB). Most notably, the president of the ECB indicated a “do whatever it takes” stance to keep the euro-zone together and announced an aggressive bond buying program, known as the Outright Monetary Policy (OMP), meant to help stabilize troubled debt markets by enabling the ECB to buy government debt (up to 3 years maturity) for countries that commit to a bailout program. Optimism in the international markets also were fueled by the governments of China and Japan announcing that they would take necessary steps to address slowing growth.

Global financial markets will likely continue to face numerous challenges and uncertainties. But no matter what the future may bring, we continue to believe the best approach to investing is to stick with sound investing practices with a well-diversified portfolio, invested across asset classes, investment styles and geographic borders. We encourage you to work with your financial advisor to understand your investments and their risks, and develop a plan to manage both towards your long-term investment goals.

As always, we appreciate your continued confidence in our ability to help you meet your investment goals.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company I

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of 22 developed market country indices. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

VALIC Company I

EXPENSE EXAMPLE — November 30, 2012 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2012 and held until November 30, 2012. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended November 30, 2012” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended November 30, 2012” column and the “Expense Ratio as of November 30, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended November 30, 2012” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended November 30, 2012” column and the “Expense Ratio as of November 30, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended November 30, 2012” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company I

EXPENSE EXAMPLE — November 30, 2012 (Unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2012	Ending Account Value Using Actual Return at November 30, 2012	Expenses Paid During the Six Months Ended November 30, 2012*	Beginning Account Value at June 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at November 30, 2012	Expenses Paid During the Six Months Ended November 30, 2012*	Expense Ratio as of November 30, 2012*
Asset Allocation	$1,000.00	$1,063.36	$3.98	$1,000.00	$1,021.21	$3.90	0.77%
Blue Chip Growth#	$1,000.00	$1,073.09	$4.42	$1,000.00	$1,020.81	$4.31	0.85%
Broad Cap Value Income#	$1,000.00	$1,096.81	$4.47	$1,000.00	$1,020.81	$4.31	0.85%
Capital Conservation	$1,000.00	$1,024.73	$3.35	$1,000.00	$1,021.76	$3.35	0.66%
Core Equity#	$1,000.00	$1,094.54	$4.20	$1,000.00	$1,021.06	$4.05	0.80%
Dividend Value#	$1,000.00	$1,088.96	$4.29	$1,000.00	$1,020.96	$4.15	0.82%
Emerging Economies	$1,000.00	$1,117.07	$5.20	$1,000.00	$1,020.16	$4.96	0.98%
Foreign Value	$1,000.00	$1,200.00	$4.63	$1,000.00	$1,020.86	$4.26	0.84%
Global Real Estate	$1,000.00	$1,154.16	$4.86	$1,000.00	$1,020.56	$4.56	0.90%
Global Social Awareness	$1,000.00	$1,135.57	$3.64	$1,000.00	$1,021.66	$3.45	0.68%
Global Strategy	$1,000.00	$1,170.03	$3.70	$1,000.00	$1,021.66	$3.45	0.68%
Government Securities	$1,000.00	$1,014.11	$3.38	$1,000.00	$1,021.71	$3.40	0.67%
Growth#	$1,000.00	$1,065.98	$4.20	$1,000.00	$1,021.01	$4.10	0.81%
Growth & Income#	$1,000.00	$1,072.32	$4.42	$1,000.00	$1,020.81	$4.31	0.85%
Health Sciences	$1,000.00	$1,130.85	$6.14	$1,000.00	$1,019.30	$5.82	1.15%
Inflation Protected	$1,000.00	$1,036.78	$3.11	$1,000.00	$1,022.01	$3.09	0.61%
International Equities	$1,000.00	$1,162.84	$2.98	$1,000.00	$1,022.31	$2.79	0.55%
International Government Bond	$1,000.00	$1,064.98	$3.42	$1,000.00	$1,021.76	$3.35	0.66%
International Growth#	$1,000.00	$1,167.18	$5.49	$1,000.00	$1,020.00	$5.11	1.01%
Large Cap Core#	$1,000.00	$1,109.63	$4.50	$1,000.00	$1,020.81	$4.31	0.85%
Large Capital Growth	$1,000.00	$1,058.36	$4.02	$1,000.00	$1,021.16	$3.95	0.78%
Mid Cap Index	$1,000.00	$1,088.15	$1.99	$1,000.00	$1,023.16	$1.93	0.38%
Mid Cap Strategic Growth#	$1,000.00	$1,026.21	$4.32	$1,000.00	$1,020.81	$4.31	0.85%
Money Market I#	$1,000.00	$1,000.05	$1.10	$1,000.00	$1,023.97	$1.12	0.22%
Nasdaq-100® Index#	$1,000.00	$1,066.34	$2.75	$1,000.00	$1,022.41	$2.69	0.53%
Science & Technology	$1,000.00	$1,053.03	$5.25	$1,000.00	$1,019.95	$5.16	1.02%
Small Cap Aggressive Growth#	$1,000.00	$1,077.44	$5.16	$1,000.00	$1,020.10	$5.01	0.99%
Small Cap#	$1,000.00	$1,087.12	$4.87	$1,000.00	$1,020.41	$4.71	0.93%
Small Cap Index	$1,000.00	$1,086.24	$2.30	$1,000.00	$1,022.86	$2.23	0.44%
Small Cap Special Values#	$1,000.00	$1,068.97	$4.67	$1,000.00	$1,020.56	$4.56	0.90%
Small-Mid Growth#	$1,000.00	$1,045.45	$5.13	$1,000.00	$1,020.05	$5.06	1.00%
Stock Index	$1,000.00	$1,091.43	$1.94	$1,000.00	$1,023.21	$1.88	0.37%
Value#	$1,000.00	$1,109.03	$4.49	$1,000.00	$1,020.81	$4.31	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period November 30, 2012” and the “Expense Ratios” would have been higher.

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Exchange — Traded Funds	9.5%
United States Treasury Notes	6.5
Federal Home Loan Mtg. Corp.	6.1
Federal National Mtg. Assoc.	5.6
Oil Companies — Integrated	4.3
Banks — Super Regional	3.3
Diversified Financial Services	3.1
Diversified Banking Institutions	3.1
Medical — Drugs	3.0
Computers	2.3
Telephone — Integrated	2.1
Time Deposits	2.0
Banks — Commercial	1.7
Diversified Manufacturing Operations	1.7
Real Estate Investment Trusts	1.6
Food — Misc./Diversified	1.6
Computer Services	1.6
Aerospace/Defense	1.4
Semiconductor Components — Integrated Circuits	1.4
Electric — Integrated	1.4
Oil Companies — Exploration & Production	1.4
Retail — Building Products	1.3
Tobacco	1.2
Chemicals — Diversified	1.1
Applications Software	1.0
Beverages — Non-alcoholic	0.9
Medical — HMO	0.9
Medical Products	0.7
Building — Residential/Commercial	0.7
Advertising Agencies	0.7
Multimedia	0.7
Investment Management/Advisor Services	0.7
Enterprise Software/Service	0.7
Oil & Gas Drilling	0.7
Agricultural Chemicals	0.6
Insurance — Life/Health	0.6
Transport — Rail	0.6
Electronic Components — Semiconductors	0.5
Insurance — Multi-line	0.5
Medical — Biomedical/Gene	0.5
Cable/Satellite TV	0.5
Electric Products — Misc.	0.5
Engineering/R&D Services	0.5
Transport — Services	0.5
United States Treasury Bonds	0.4
Retail — Drug Store	0.4
Web Portals/ISP	0.4
Insurance — Reinsurance	0.4
Cosmetics & Toiletries	0.4
Computers — Memory Devices	0.4
Electric — Generation	0.4
Instruments — Scientific	0.4
Savings & Loans/Thrifts	0.4
Paper & Related Products	0.4
Oil — Field Services	0.4
Medical — Wholesale Drug Distribution	0.3
Electronic Components — Misc.	0.3
Pharmacy Services	0.3
Finance — Credit Card	0.3
Finance — Other Services	0.3
Commercial Services — Finance	0.3
Retail — Discount	0.3
E-Commerce/Services	0.3
Consumer Products — Misc.	0.3
Networking Products	0.3
Retail — Regional Department Stores	0.3
Software Tools	0.3
Food — Meat Products	0.3

Banks — Fiduciary	0.3
Telecom Services	0.3
Containers — Metal/Glass	0.2
Retail — Restaurants	0.2
Semiconductor Equipment	0.2
Oil Refining & Marketing	0.2
Metal — Copper	0.2
U.S. Government Treasuries	0.2
Retail — Apparel/Shoe	0.2
Insurance — Property/Casualty	0.2
Pipelines	0.2
Retail — Major Department Stores	0.2
Municipal Bonds	0.2
Investment Companies	0.2
Finance — Investment Banker/Broker	0.2
Banks — Money Center	0.2
Insurance — Mutual	0.2
Food — Retail	0.2
Hotels/Motels	0.2
Industrial Automated/Robotic	0.2
Gas — Distribution	0.2
Food — Confectionery	0.2
Chemicals — Specialty	0.2
Casino Hotels	0.2
Auto — Cars/Light Trucks	0.1
Schools	0.1
Special Purpose Entities	0.1
Non-Hazardous Waste Disposal	0.1
Medical Instruments	0.1
E-Commerce/Products	0.1
Regional Authority	0.1
Diversified Minerals	0.1
Data Processing/Management	0.1
Apparel Manufacturers	0.1
Brewery	0.1
Finance — Leasing Companies	0.1
Office Automation & Equipment	0.1
Security Services	0.1
Finance — Consumer Loans	0.1
Publishing — Newspapers	0.1
Distribution/Wholesale	0.1
Broadcast Services/Program	0.1
Medical — Hospitals	0.1
Sovereign	0.1
Electronic Connectors	0.1
Electronic Security Devices	0.1
Human Resources	0.1
Non-Profit Charity	0.1
Electric — Distribution	0.1
Commercial Services	0.1
Television	0.1
Footwear & Related Apparel	0.1
Auto/Truck Parts & Equipment — Original	0.1
Printing — Commercial	0.1
Medical — Generic Drugs	0.1
Independent Power Producers	0.1
Dental Supplies & Equipment	0.1
Electronic Forms	0.1
Trucking/Leasing	0.1
Lasers — System/Components	0.1
Government National Mtg. Assoc.	0.1
Aerospace/Defense — Equipment	0.1
Finance — Auto Loans	0.1
Retail — Auto Parts	0.1
Machinery — General Industrial	0.1
Publishing — Books	0.1
Linen Supply & Related Items	0.1
Athletic Footwear	0.1

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited) — (continued)

Industry Allocation* (continued)

Transport — Truck	0.1%
Finance — Commercial	0.1
Computers — Integrated Systems	0.1
Telecommunication Equipment	0.1
Medical Labs & Testing Services	0.1

99.5%

*	Calculated as a percentage of net assets

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 52.2%
Advanced Materials — 0.0%
STR Holdings, Inc.†	605	$1,434

Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	4,652	50,335
Omnicom Group, Inc.	13,762	684,522

		734,857

Aerospace/Defense — 1.2%
Aerovironment, Inc.†	292	5,960
Boeing Co.	16,037	1,191,228
Cubic Corp.	257	12,580
General Dynamics Corp.	1,449	96,359
Lockheed Martin Corp.	2,909	271,410
National Presto Industries, Inc.	75	5,757
Northrop Grumman Corp.	3,142	209,571
Teledyne Technologies, Inc.†	591	37,233

		1,830,098

Aerospace/Defense - Equipment — 0.1%
AAR Corp.	631	9,692
Curtiss-Wright Corp.	753	23,893
GenCorp, Inc.†	936	8,611
Kaman Corp.	414	15,003
Moog, Inc., Class A†	727	26,725
Orbital Sciences Corp.†	925	12,108

		96,032

Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	2,671	571,674
Monsanto Co.	2,467	225,953
Mosaic Co.	1,554	84,009

		881,636

Agricultural Operations — 0.0%
Andersons, Inc.	288	12,148

Airlines — 0.0%
Allegiant Travel Co.	238	17,617
SkyWest, Inc.	822	9,527

		27,144

Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	892	12,077
Darling International, Inc.†	1,887	31,834

		43,911

Apparel Manufacturers — 0.1%
Coach, Inc.	1,325	76,638
Maidenform Brands, Inc.†	369	6,779
Oxford Industries, Inc.	229	12,513
Quiksilver, Inc.†	1,945	7,780
Ralph Lauren Corp.	372	58,437
True Religion Apparel, Inc.	404	10,540

		172,687

Applications Software — 0.9%
Ebix, Inc.	512	8,607
EPIQ Systems, Inc.	502	6,019
Intuit, Inc.	1,513	90,644
Microsoft Corp.	44,086	1,173,569
Progress Software Corp.†	1,017	20,452
Salesforce.com, Inc.†	210	33,110

		1,332,401

Athletic Footwear — 0.1%
K-Swiss, Inc., Class A†	391	1,208
NIKE, Inc., Class B	831	81,006

		82,214

Security Description	Shares	Value (Note 2)

Audio/Video Products — 0.0%
DTS, Inc.†	303	$4,630
Universal Electronics, Inc.†	218	3,846
VOXX International Corp.†	272	1,833

		10,309

Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	468	15,013

Auto/Truck Parts & Equipment - Original — 0.1%
BorgWarner, Inc.†	1,580	104,754
Spartan Motors, Inc.	478	2,356
Superior Industries International, Inc.	370	7,008

		114,118

Auto/Truck Parts & Equipment - Replacement — 0.0%
Standard Motor Products, Inc.	313	6,122

Banks - Commercial — 0.5%
Bank of the Ozarks, Inc.	472	15,000
Banner Corp.	275	8,264
BBCN Bancorp, Inc.	1,222	13,906
City Holding Co.	238	7,997
Columbia Banking System, Inc.	622	10,736
Community Bank System, Inc.	633	17,015
CVB Financial Corp.	1,379	14,011
First BanCorp†	1,124	4,552
First Commonwealth Financial Corp.	1,642	10,525
First Financial Bancorp	917	13,324
First Financial Bankshares, Inc.	480	18,677
First Midwest Bancorp, Inc.	1,174	14,675
FNB Corp.	2,242	24,214
Glacier Bancorp, Inc.	1,154	16,768
Hanmi Financial Corp.†	505	6,307
Home BancShares, Inc.	370	12,269
Independent Bank Corp.	356	10,217
National Penn Bancshares, Inc.	1,934	18,315
NBT Bancorp, Inc.	541	10,696
Old National Bancorp	1,626	19,089
PacWest Bancorp	526	13,103
Pinnacle Financial Partners, Inc.†	542	10,314
PrivateBancorp, Inc.	1,004	16,456
Regions Financial Corp.	39,139	261,057
S&T Bancorp, Inc.	453	7,687
Simmons First National Corp., Class A	256	6,095
Sterling Bancorp	484	4,501
Susquehanna Bancshares, Inc.	2,991	30,748
Texas Capital Bancshares, Inc.†	644	29,006
Tompkins Financial Corp.	183	7,135
TrustCo Bank Corp.	1,468	7,736
UMB Financial Corp.	521	22,080
Umpqua Holdings Corp.	1,795	20,930
United Bankshares, Inc.	734	18,130
United Community Banks, Inc.†	741	6,432
ViewPoint Financial Group, Inc.	569	11,636
Wilshire Bancorp, Inc.†	995	5,761
Wintrust Financial Corp.	584	21,485

		766,849

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp.	9,044	216,513
Boston Private Financial Holdings, Inc.	1,225	11,307

		227,820

Banks - Super Regional — 2.0%
Capital One Financial Corp.	13,352	769,075
Comerica, Inc.	1,465	43,349
Fifth Third Bancorp	6,445	94,355

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks - Super Regional (continued)
US Bancorp	6,974	$224,981
Wells Fargo & Co.	58,676	1,936,895

		3,068,655

Batteries/Battery Systems — 0.0%
EnerSys, Inc.†	771	26,862

Beverages - Non-alcoholic — 0.9%
Coca-Cola Co.	4,351	164,990
Coca-Cola Enterprises, Inc.	4,912	153,156
Dr Pepper Snapple Group, Inc.	9,668	433,610
Monster Beverage Corp.†	3,396	176,762
PepsiCo, Inc.	6,757	474,409

		1,402,927

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	133	15,025

Broadcast Services/Program — 0.1%
Digital Generation, Inc.†	432	4,588
Discovery Communications, Inc., Class A†	2,221	134,170

		138,758

Building & Construction Products - Misc. — 0.0%
Drew Industries, Inc.	300	9,738
Gibraltar Industries, Inc.†	440	6,103
NCI Building Systems, Inc.†	287	3,757
Quanex Building Products Corp.	576	12,050
Simpson Manufacturing Co., Inc.	636	20,803

		52,451

Building & Construction - Misc. — 0.0%
Aegion Corp.†	615	12,681
Dycom Industries, Inc.†	527	9,465

		22,146

Building Products - Air & Heating — 0.0%
AAON, Inc.	279	5,873
Comfort Systems USA, Inc.	599	6,475

		12,348

Building Products-Cement — 0.0%
Eagle Materials, Inc.	738	39,276
Headwaters, Inc.†	981	7,456
Texas Industries, Inc.†	333	15,458

		62,190

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.	443	10,154
Griffon Corp.	738	7,660

		17,814

Building Products-Wood — 0.0%
Universal Forest Products, Inc.	309	11,637

Building-Heavy Construction — 0.0%
Orion Marine Group, Inc.†	389	2,762

Building-Maintance & Services — 0.0%
ABM Industries, Inc.	809	15,436

Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	469	6,669

Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	45,579	886,967
M/I Homes, Inc.†	328	7,219
Meritage Homes Corp.†	494	17,300
PulteGroup, Inc.†	4,505	75,729

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial (continued)
Ryland Group, Inc.	718	$24,017
Standard Pacific Corp.†	1,774	11,886

		1,023,118

Cable/Satellite TV — 0.3%
Comcast Corp., Class A	13,417	498,844

Casino Hotels — 0.1%
Boyd Gaming Corp.†	903	4,967
Monarch Casino & Resort, Inc.†	164	1,553
Wynn Resorts, Ltd.	545	61,258

		67,778

Casino Services — 0.0%
Multimedia Games Holding Co., Inc.†	429	6,341
SHFL Entertainment, Inc.†	875	12,040

		18,381

Cellular Telecom — 0.0%
MetroPCS Communications, Inc.†	1,898	20,214

Chemicals - Diversified — 1.0%
Air Products & Chemicals, Inc.	261	21,647
Dow Chemical Co.	21,989	663,848
E.I. du Pont de Nemours & Co.	20,692	892,653
Innophos Holdings, Inc.	342	16,385

		1,594,533

Chemicals - Other — 0.0%
American Vanguard Corp.	381	12,676

Chemicals - Plastics — 0.0%
A. Schulman, Inc.	463	12,121
PolyOne Corp.	1,404	28,277

		40,398

Chemicals - Specialty — 0.1%
Balchem Corp.	459	16,409
H.B. Fuller Co.	801	26,313
Hawkins, Inc.	141	5,640
Kraton Performance Polymers, Inc.†	505	11,862
OM Group, Inc.†	508	10,145
Quaker Chemical Corp.	203	9,882
Stepan Co.	131	13,094
Zep, Inc.	356	4,414

		97,759

Circuit Boards — 0.0%
Park Electrochemical Corp.	310	7,555
TTM Technologies, Inc.†	809	7,297

		14,852

Coal — 0.0%
Cloud Peak Energy, Inc.†	979	18,572
SunCoke Energy, Inc.†	1,124	18,265

		36,837

Commercial Services — 0.1%
Arbitron, Inc.	415	15,093
ExlService Holdings, Inc.†	416	11,170
Healthcare Services Group, Inc.	1,079	25,378
Iron Mountain, Inc.	287	9,069
Live Nation Entertainment, Inc.†	2,261	19,852
Medifast, Inc.†	219	6,947
TeleTech Holdings, Inc.†	368	6,263

		93,772

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Commercial Services - Finance — 0.3%
Cardtronics, Inc.†	709	$16,264
Heartland Payment Systems, Inc.	624	18,489
Mastercard, Inc., Class A	754	368,465
Total System Services, Inc.	489	10,734
Western Union Co.	2,381	30,024

		443,976

Communications Software — 0.0%
Digi International, Inc.†	404	3,939

Computer Aided Design — 0.0%
Autodesk, Inc.†	738	24,450

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	573	8,773

Computer Services — 1.4%
Accenture PLC, Class A	2,541	172,585
CACI International, Inc., Class A†	364	18,619
CIBER, Inc.†	1,142	3,472
Computer Sciences Corp.	1,589	60,477
iGATE Corp.†	475	7,120
Insight Enterprises, Inc.†	696	11,790
International Business Machines Corp.	9,888	1,879,412
j2 Global, Inc.	688	20,805
LivePerson, Inc.†	804	10,605
Manhattan Associates, Inc.†	318	18,202
Sykes Enterprises, Inc.†	613	8,987
Virtusa Corp.†	319	4,995

		2,217,069

Computer Software — 0.0%
Avid Technology, Inc.†	486	3,174
Blackbaud, Inc.	725	16,196

		19,370

Computers — 2.3%
Apple, Inc.	5,970	3,494,122
Hewlett - Packard Co.	5,894	76,563

		3,570,685

Computers - Integrated Systems — 0.1%
3D Systems Corp.†	765	34,203
Agilysys, Inc.†	222	1,812
Mercury Systems, Inc.†	485	4,263
MTS Systems Corp.	252	12,184
NCI, Inc., Class A†	110	462
Netscout Systems, Inc.†	576	14,469
Radisys Corp.†	332	747
Super Micro Computer, Inc.†	442	4,124

		72,264

Computers - Memory Devices — 0.4%
EMC Corp.†	24,625	611,193

Computers - Periphery Equipment — 0.0%
Electronics for Imaging, Inc.†	742	13,623
Synaptics, Inc.†	528	14,108

		27,731

Consulting Services — 0.0%
Forrester Research, Inc.	230	6,442
MAXIMUS, Inc.	546	34,393
Navigant Consulting, Inc.†	812	8,453

		49,288

Consumer Products - Misc. — 0.3%
American Greetings Corp., Class A	514	8,861

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. (continued)
Blyth, Inc.	183	$2,950
Central Garden and Pet Co., Class A†	639	7,496
Clorox Co.	4,073	310,974
Helen of Troy, Ltd.†	497	15,337
Prestige Brands Holdings, Inc.†	788	17,021
WD-40 Co.	238	11,243

		373,882

Containers - Metal/Glass — 0.2%
Ball Corp.	8,097	361,855

Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,022	110,887
Estee Lauder Cos., Inc., Class A	2,200	128,150
Inter Parfums, Inc.	241	4,825
Procter & Gamble Co.	5,272	368,144

		612,006

Data Processing/Management — 0.1%
CommVault Systems, Inc.†	671	44,528
CSG Systems International, Inc.†	532	9,885
Fidelity National Information Services, Inc.	735	26,533
Fiserv, Inc.†	804	61,900

		142,846

Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	229	7,355

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	1,149	31,471
Patterson Cos., Inc.	2,079	70,894

		102,365

Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	1,104	3,676

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	647	12,959

Direct Marketing — 0.0%
Harte-Hanks, Inc.	691	3,655

Disposable Medical Products — 0.0%
ICU Medical, Inc.†	195	11,483
Merit Medical Systems, Inc.†	659	9,147

		20,630

Distribution/Wholesale — 0.1%
Genuine Parts Co.	941	61,250
MWI Veterinary Supply, Inc.†	192	21,435
Pool Corp.	744	31,166
ScanSource, Inc.†	432	12,766
United Stationers, Inc.	650	19,948

		146,565

Diversified Banking Institutions — 2.2%
Bank of America Corp.	71,557	705,552
Citigroup, Inc.	2,126	73,496
JPMorgan Chase & Co.	40,631	1,669,121
Morgan Stanley	51,457	868,080

		3,316,249

Diversified Manufacturing Operations — 1.5%
3M Co.	3,916	356,160
A.O. Smith Corp.	623	39,218
Actuant Corp., Class A	1,169	33,632
AZZ, Inc.	396	15,096
Barnes Group, Inc.	753	15,881

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
Danaher Corp.	2,199	$118,680
Dover Corp.	12,923	821,774
EnPro Industries, Inc.†	323	12,687
Federal Signal Corp.†	1,000	5,880
General Electric Co.	15,331	323,944
Illinois Tool Works, Inc.	1,150	70,805
Koppers Holdings, Inc.	325	11,502
LSB Industries, Inc.†	301	10,062
Lydall, Inc.†	244	3,194
Parker Hannifin Corp.	2,105	172,926
Standex International Corp.	198	9,753
Textron, Inc.	8,461	198,749
Tredegar Corp.	367	6,918

		2,226,861

Diversified Minerals — 0.0%
AMCOL International Corp.	395	11,925

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	301	20,492
Viad Corp.	325	7,306

		27,798

E-Commerce/Products — 0.1%
Amazon.com, Inc.†	590	148,709
Blue Nile, Inc.†	195	7,671
eBay, Inc.†	796	42,045
Nutrisystem, Inc.	419	3,348
Stamps.com, Inc.†	237	6,013

		207,786

E-Commerce/Services — 0.3%
Expedia, Inc.	3,498	216,386
OpenTable, Inc.†	354	15,891
priceline.com, Inc.†	284	188,338
United Online, Inc.	1,418	8,111

		428,726

E-Marketing/Info — 0.0%
comScore, Inc.†	514	6,842
Liquidity Services, Inc.†	388	15,931
QuinStreet, Inc.†	381	2,381

		25,154

E-Services/Consulting — 0.0%
Perficient, Inc.†	500	5,445
Websense, Inc.†	583	8,139

		13,584

Electric Products - Misc. — 0.5%
Emerson Electric Co.	10,984	551,726
Littelfuse, Inc.	350	20,199
Molex, Inc.	5,544	146,251

		718,176

Electric - Generation — 0.2%
AES Corp.	28,740	306,656

Electric - Integrated — 0.9%
ALLETE, Inc.	553	21,683
Ameren Corp.	3,069	91,978
Avista Corp.	943	22,359
CH Energy Group, Inc.	234	15,259
CMS Energy Corp.	920	22,476
El Paso Electric Co.	644	20,511
Exelon Corp.	9,179	277,389
FirstEnergy Corp.	1,275	54,137

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
Integrys Energy Group, Inc.	4,147	$220,496
NextEra Energy, Inc.	5,324	365,812
NorthWestern Corp.	597	20,710
Public Service Enterprise Group, Inc.	5,643	169,798
UIL Holdings Corp.	813	29,162
UNS Energy Corp.	662	28,188

		1,359,958

Electronic Components - Misc. — 0.3%
Bel Fuse, Inc., Class B	172	2,733
Benchmark Electronics, Inc.†	903	14,032
CTS Corp.	545	4,829
Daktronics, Inc.	578	6,046
Jabil Circuit, Inc.	19,756	375,364
Methode Electronics, Inc.	580	5,237
OSI Systems, Inc.†	300	18,384
Plexus Corp.†	561	12,987
Rogers Corp.†	255	11,330

		450,942

Electronic Components - Semiconductors — 0.5%
Broadcom Corp., Class A	8,649	280,055
Ceva, Inc.†	351	5,303
Diodes, Inc.†	578	8,751
DSP Group, Inc.†	317	1,877
Entropic Communications, Inc.†	1,379	7,157
GT Advanced Technologies, Inc.†	1,904	6,416
Intel Corp.	13,938	272,767
Kopin Corp.†	935	3,001
Microsemi Corp.†	1,427	27,313
Monolithic Power Systems, Inc.†	498	10,538
NVIDIA Corp.	5,695	68,226
Rubicon Technology, Inc.†	238	1,528
Supertex, Inc.	191	3,472
Texas Instruments, Inc.	3,137	92,447
Volterra Semiconductor Corp.†	398	6,989

		795,840

Electronic Connectors — 0.1%
Amphenol Corp., Class A	2,096	129,784

Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,949	102,065

Electronic Measurement Instruments — 0.0%
Analogic Corp.	192	14,145
Badger Meter, Inc.	225	10,138
ESCO Technologies, Inc.	419	15,377
FARO Technologies, Inc.†	265	9,349
Measurement Specialties, Inc.†	236	7,328

		56,337

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	134	8,560
Tyco International, Ltd.	4,245	120,431

		128,991

Electronics - Military — 0.0%
L-3 Communications Holdings, Inc.	135	10,375

Engineering/R&D Services — 0.5%
EMCOR Group, Inc.	1,068	35,084
Engility Holdings, Inc.†	253	4,645
Exponent, Inc.†	210	11,222
Foster Wheeler AG†	28,846	647,881

		698,832

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	762	$15,461
Cummins, Inc.	446	43,779

		59,240

Enterprise Software/Service — 0.7%
CA, Inc.	3,972	88,019
Digital River, Inc.†	578	8,445
JDA Software Group, Inc.†	687	30,681
MicroStrategy, Inc., Class A†	139	12,300
Omnicell, Inc.†	526	8,032
Opnet Technologies, Inc.	233	9,679
Oracle Corp.	24,967	801,441
SYNNEX Corp.†	425	14,033
Tyler Technologies, Inc.†	418	19,613

		992,243

Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	1,447	17,899

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	1,021	26,301

Finance - Consumer Loans — 0.1%
Encore Capital Group, Inc.†	370	9,834
Portfolio Recovery Associates, Inc.†	268	26,484
SLM Corp.	5,983	99,019
World Acceptance Corp.†	210	15,332

		150,669

Finance - Credit Card — 0.3%
Visa, Inc., Class A	3,054	457,214

Finance - Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	5,380	45,300
Interactive Brokers Group, Inc., Class A	655	10,015
Investment Technology Group, Inc.†	605	5,409
Piper Jaffray Cos.†	262	7,433
Stifel Financial Corp.†	799	24,305
SWS Group, Inc.†	419	2,011

		94,473

Finance - Other Services — 0.2%
Higher One Holdings, Inc.†	526	4,650
IntercontinentalExchange, Inc.†	1,649	217,915
MarketAxess Holdings, Inc.	595	18,362
NASDAQ OMX Group, Inc.	3,878	93,964

		334,891

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	300	17,577

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	129	3,997
TreeHouse Foods, Inc.†	580	30,415

		34,412

Food - Confectionery — 0.2%
Hershey Co.	3,024	221,568

Food - Dairy Products — 0.0%
Dean Foods Co.†	2,172	37,228

Food - Meat Products — 0.3%
Hormel Foods Corp.	11,656	361,453
Tyson Foods, Inc., Class A	2,261	43,343

		404,796

Food - Misc./Diversified — 1.5%
B&G Foods, Inc.	834	24,336
Cal - Maine Foods, Inc.	224	10,297

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified (continued)
Campbell Soup Co.	7,193	$264,343
ConAgra Foods, Inc.	7,568	225,980
Diamond Foods, Inc.	346	4,927
Hain Celestial Group, Inc.†	721	43,455
J&J Snack Foods Corp.	240	15,096
Kellogg Co.	11,073	614,108
Kraft Foods Group, Inc.†	9,290	420,094
Mondelez International, Inc., Class A	27,874	721,658
Snyders-Lance, Inc.	770	18,542

		2,362,836

Food - Retail — 0.2%
Kroger Co.	5,111	134,113
Safeway, Inc.	6,190	105,911

		240,024

Food - Wholesale/Distribution — 0.0%
Calavo Growers, Inc.	204	4,908
Nash Finch Co.	181	3,819
Spartan Stores, Inc.	339	5,099
United Natural Foods, Inc.†	785	40,639

		54,465

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	1,448	19,331
Iconix Brand Group, Inc.†	1,111	22,398
Skechers U.S.A., Inc., Class A†	611	11,890
Steven Madden, Ltd.†	654	29,110
Wolverine World Wide, Inc.	784	33,931

		116,660

Forestry — 0.0%
Deltic Timber Corp.	171	11,808

Gambling (Non - Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	928	11,990

Garden Products — 0.0%
Toro Co.	938	42,079

Gas - Distribution — 0.1%
Laclede Group, Inc.	336	13,678
New Jersey Resources Corp.	667	27,067
Northwest Natural Gas Co.	431	18,904
Piedmont Natural Gas Co., Inc.	1,156	35,674
South Jersey Industries, Inc.	495	24,735
Southwest Gas Corp.	740	31,036

		151,094

Golf — 0.0%
Callaway Golf Co.	1,111	7,488

Health Care Cost Containment — 0.0%
Corvel Corp.†	100	4,195

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	1,835	40,021

Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	407	11,807
La-Z-Boy, Inc.	839	12,518
Select Comfort Corp.†	903	24,182

		48,507

Hotels/Motels — 0.2%
Marcus Corp.	317	3,753
Marriott International, Inc., Class A	4,722	171,361
Starwood Hotels & Resorts Worldwide, Inc.	1,189	64,159

		239,273

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Human Resources — 0.1%
AMN Healthcare Services, Inc.†	696	$7,607
CDI Corp.	223	3,684
Cross Country Healthcare, Inc.†	454	1,821
Heidrick & Struggles International, Inc.	282	3,706
Insperity, Inc.	355	10,721
Kelly Services, Inc., Class A	445	6,079
Korn/Ferry International†	765	11,031
On Assignment, Inc.†	675	13,453
Resources Connection, Inc.	658	7,639
Robert Half International, Inc.	1,854	52,394
TrueBlue, Inc.†	633	9,020

		127,155

Identification Systems — 0.0%
Brady Corp., Class A	759	24,242
Checkpoint Systems, Inc.†	650	5,623

		29,865

Industrial Automated/Robotic — 0.2%
Cognex Corp.	640	22,925
Intermec, Inc.†	899	6,787
iRobot Corp.†	430	8,101
Rockwell Automation, Inc.	2,503	198,338

		236,151

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	446	18,237

Instruments - Scientific — 0.4%
FEI Co.	611	33,623
PerkinElmer, Inc.	16,989	537,702

		571,325

Insurance Brokers — 0.0%
eHealth, Inc.†	317	8,179

Insurance - Life/Health — 0.4%
Aflac, Inc.	5,898	312,535
Lincoln National Corp.	1,854	45,794
Presidential Life Corp.	342	4,791
Principal Financial Group, Inc.	5,958	161,760
Prudential Financial, Inc.	285	14,854
Unum Group	377	7,687

		547,421

Insurance - Multi-line — 0.4%
ACE, Ltd.	3,990	316,128
Assurant, Inc.	5,818	199,034
Horace Mann Educators Corp.	621	11,873
MetLife, Inc.	3,506	116,364
United Fire Group, Inc.	351	7,276

		650,675

Insurance - Property/Casualty — 0.2%
AMERISAFE, Inc.†	285	7,376
Chubb Corp.	110	8,469
Employers Holdings, Inc.	491	9,373
Infinity Property & Casualty Corp.	188	10,287
Meadowbrook Insurance Group, Inc.	779	4,331
Navigators Group, Inc.†	166	8,700
ProAssurance Corp.	492	44,614
Progressive Corp.	6,472	137,530
RLI Corp.	272	17,528
Safety Insurance Group, Inc.	204	9,158
Selective Insurance Group, Inc.	882	16,476
Stewart Information Services Corp.	281	7,671
Tower Group, Inc.	554	9,363
Travelers Cos., Inc.	648	45,891

		336,767

Security Description	Shares	Value (Note 2)

Insurance - Reinsurance — 0.3%
Berkshire Hathaway, Inc., Class B†	5,823	$512,890

Internet Application Software — 0.0%
DealerTrack Holdings, Inc.†	684	18,393

Internet Connectivity Services — 0.0%
PC-Tel, Inc.	271	1,751

Internet Content - Information/News — 0.0%
Dice Holdings, Inc.†	854	7,344
HealthStream, Inc.†	305	7,235
XO Group, Inc.†	430	3,397

		17,976

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	163	15,270

Internet Security — 0.0%
Sourcefire, Inc.†	480	23,630
Symantec Corp.†	1,332	24,988
VASCO Data Security International, Inc.†	421	3,162

		51,780

Investment Companies — 0.0%
Prospect Capital Corp.	2,808	29,568

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	1,407	85,363
BlackRock, Inc.	1,583	311,914
Calamos Asset Management, Inc., Class A	327	3,205
Federated Investors, Inc., Class B	939	18,639
Financial Engines, Inc.†	652	17,095
Legg Mason, Inc.	20,991	535,900
National Financial Partners Corp.†	636	10,564
Virtus Investment Partners, Inc.†	93	10,682

		993,362

Lasers - System/Components — 0.1%
Coherent, Inc.†	378	17,482
Cymer, Inc.†	498	43,675
Electro Scientific Industries, Inc.	400	4,336
II-VI, Inc.†	860	14,715
Newport Corp.†	599	7,631
Rofin-Sinar Technologies, Inc.†	447	9,454

		97,293

Leisure Products — 0.0%
Brunswick Corp.	1,435	36,980

Linen Supply & Related Items — 0.1%
Cintas Corp.	1,413	58,555
G&K Services, Inc., Class A	295	10,001
UniFirst Corp.	241	17,007

		85,563

Machinery - Construction & Mining — 0.0%
Astec Industries, Inc.	336	9,727

Machinery - Electrical — 0.0%
Franklin Electric Co., Inc.	308	18,344

Machinery - Farming — 0.0%
Lindsay Corp.	199	15,739

Machinery - General Industrial — 0.1%
Albany International Corp., Class A	463	9,959
Applied Industrial Technologies, Inc.	673	26,940
Intevac, Inc.†	334	1,580
Robbins & Myers, Inc.	688	40,867
Tennant Co.	295	11,252

		90,598

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery - Material Handling — 0.0%
Cascade Corp.	135	$8,771

Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	173	8,662
Medidata Solutions, Inc.†	352	14,080
Quality Systems, Inc.	622	11,327

		34,069

Medical Instruments — 0.1%
Abaxis, Inc.†	340	12,831
CONMED Corp.	443	12,240
CryoLife, Inc.	406	2,412
Integra LifeSciences Holdings Corp.†	313	12,132
Natus Medical, Inc.†	462	5,230
NuVasive, Inc.†	698	10,135
St. Jude Medical, Inc.	4,317	147,987
SurModics, Inc.†	175	3,524
Symmetry Medical, Inc.†	588	5,733

		212,224

Medical Labs & Testing Services — 0.1%
Bio-Reference Labs, Inc.†	387	10,190
Quest Diagnostics, Inc.	1,038	59,975

		70,165

Medical Laser Systems — 0.0%
Palomar Medical Technologies, Inc.†	268	2,431

Medical Products — 0.6%
Cantel Medical Corp.	342	9,385
CareFusion Corp.†	765	21,359
Covidien PLC	6,901	401,017
Cyberonics, Inc.†	388	20,060
Greatbatch, Inc.†	370	8,355
Haemonetics Corp.†	411	33,303
Hanger, Inc.†	549	14,334
Invacare Corp.	465	6,570
Luminex Corp.†	613	10,556
PSS World Medical, Inc.†	790	22,468
West Pharmaceutical Services, Inc.	546	29,500
Zimmer Holdings, Inc.	6,088	401,625

		978,532

Medical - Biomedical/Gene — 0.5%
Acorda Therapeutics, Inc.†	640	16,115
Amgen, Inc.	1,157	102,742
Arqule, Inc.†	975	2,593
Biogen Idec, Inc.†	3,196	476,492
Cambrex Corp.†	475	5,211
Cubist Pharmaceuticals, Inc.†	1,024	41,585
Emergent Biosolutions, Inc.†	391	5,873
Enzo Biochem, Inc.†	491	1,355
Life Technologies Corp.†	1,210	59,713
Medicines Co.†	864	18,550
Momenta Pharmaceuticals, Inc.†	730	7,811
Spectrum Pharmaceuticals, Inc.†	821	9,721

		747,761

Medical - Drugs — 2.5%
Abbott Laboratories	8,484	551,460
Akorn, Inc.†	1,058	14,272
Allergan, Inc.	165	15,304
Bristol-Myers Squibb Co.	27,197	887,438
Eli Lilly & Co.	19,460	954,318
Hi-Tech Pharmacal Co., Inc.†	164	4,953
Johnson & Johnson	3,229	225,158

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Merck & Co., Inc.	2,111	$93,517
Pfizer, Inc.	37,688	942,954
PharMerica Corp.†	462	6,671
Salix Pharmaceuticals, Ltd.†	801	34,323
ViroPharma, Inc.†	1,093	27,096

		3,757,464

Medical - HMO — 0.6%
Aetna, Inc.	2,452	105,902
Centene Corp.†	827	36,314
Cigna Corp.	1,226	64,083
Humana, Inc.	4,971	325,153
Magellan Health Services, Inc.†	439	22,775
Molina Healthcare, Inc.†	478	13,308
UnitedHealth Group, Inc.	5,067	275,594

		843,129

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†	1,729	50,072

Medical - Nursing Homes — 0.0%
Ensign Group, Inc.	279	7,195
Kindred Healthcare, Inc.†	829	8,995

		16,190

Medical - Outpatient/Home Medical — 0.0%
Air Methods Corp.†	186	20,306
Almost Family, Inc.†	124	2,460
Amedisys, Inc.†	472	4,942
Amsurg Corp.†	496	13,898
Gentiva Health Services, Inc.†	442	4,552
LHC Group, Inc.†	232	4,495

		50,653

Medical - Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc.	6,221	251,639
McKesson Corp.	2,716	256,581

		508,220

Metal Processors & Fabrication — 0.0%
CIRCOR International, Inc.	273	9,866
Haynes International, Inc.	192	8,936
Kaydon Corp.	502	11,561
Mueller Industries, Inc.	451	21,540
RTI International Metals, Inc.†	475	11,780

		63,683

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†	239	3,050
Olympic Steel, Inc.	139	2,748

		5,798

Metal - Aluminum — 0.0%
Alcoa, Inc.	2,648	22,269
Century Aluminum Co.†	827	6,426
Kaiser Aluminum Corp.	270	16,435

		45,130

Metal - Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	9,355	364,939

Miscellaneous Manufacturing — 0.0%
Hillenbrand, Inc.	1,004	21,245
John Bean Technologies Corp.	454	7,396
Movado Group, Inc.	276	9,574

		38,215

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,300	$61,048

Multimedia — 0.6%
EW Scripps Co., Class A†	494	5,029
News Corp., Class A	7,184	177,014
Viacom, Inc., Class B	5,468	282,203
Walt Disney Co.	7,571	375,976

		840,222

Networking Products — 0.3%
Anixter International, Inc.	437	26,692
Black Box Corp.	274	6,754
Cisco Systems, Inc.	18,762	354,789
LogMeIn, Inc.†	357	7,640
NETGEAR, Inc.†	611	21,300

		417,175

Non-Ferrous Metals — 0.0%
Globe Specialty Metals, Inc.	1,024	14,193
Materion Corp.	320	6,560

		20,753

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	2,189	62,321

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	7,428	83,119
Xerox Corp.	11,328	77,144

		160,263

Office Furnishings - Original — 0.0%
Interface, Inc.	910	13,368

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,403	46,930

Oil & Gas Drilling — 0.4%
Diamond Offshore Drilling, Inc.	3,715	256,335
Ensco PLC, Class A	1,628	94,799
Helmerich & Payne, Inc.	4,517	235,787

		586,921

Oil Companies - Exploration & Production — 0.7%
Anadarko Petroleum Corp.	6,075	444,629
Apache Corp.	2,970	228,957
Approach Resources, Inc.†	532	12,497
Cabot Oil & Gas Corp.	389	18,322
Carrizo Oil & Gas, Inc.†	580	12,035
Comstock Resources, Inc.†	719	11,792
Contango Oil & Gas Co.	200	8,198
Gulfport Energy Corp.†	795	30,242
Occidental Petroleum Corp.	2,113	158,919
PDC Energy, Inc.†	473	16,971
Penn Virginia Corp.	864	3,828
PetroQuest Energy, Inc.†	894	4,765
Southwestern Energy Co.†	547	18,986
Stone Energy Corp.†	795	16,480
Swift Energy Co.†	671	10,387
WPX Energy, Inc.†	1,093	17,258

		1,014,266

Oil Companies - Integrated — 3.6%
Chevron Corp.	17,210	1,818,925
ConocoPhillips	7,199	409,911
Exxon Mobil Corp.	33,434	2,946,873
Marathon Petroleum Corp.	3,761	223,930
Phillips 66	1,280	67,033

		5,466,672

Security Description	Shares	Value (Note 2)

Oil Field Machinery & Equipment — 0.0%
Gulf Island Fabrication, Inc.	231	$5,375
Lufkin Industries, Inc.	539	29,516

		34,891

Oil Refining & Marketing — 0.2%
Tesoro Corp.	2,713	114,706
Valero Energy Corp.	7,793	251,402

		366,108

Oil - Field Services — 0.2%
Basic Energy Services, Inc.†	468	5,157
Exterran Holdings, Inc.†	1,041	21,726
Halliburton Co.	2,388	79,640
Hornbeck Offshore Services, Inc.†	511	18,381
Matrix Service Co.†	382	4,190
Pioneer Energy Services Corp.†	969	7,006
Schlumberger, Ltd.	1,163	83,294
SEACOR Holdings, Inc.†	319	28,901
TETRA Technologies, Inc.†	1,216	8,512

		256,807

Paper & Related Products — 0.1%
Buckeye Technologies, Inc.	641	17,769
Clearwater Paper Corp.†	367	14,588
KapStone Paper and Packaging Corp.	613	13,437
Neenah Paper, Inc.	248	6,959
P.H. Glatfelter Co.	682	11,587
Schweitzer-Mauduit International, Inc.	500	18,735
Wausau Paper Corp.	773	6,485

		89,560

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	9,305	501,074

Physicians Practice Management — 0.0%
Healthways, Inc.†	538	5,821
IPC The Hospitalist Co., Inc.†	260	9,815

		15,636

Poultry — 0.0%
Sanderson Farms, Inc.	321	15,398

Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	564	7,213
Powell Industries, Inc.†	140	5,606
Vicor Corp.†	286	1,530

		14,349

Printing - Commercial — 0.1%
Consolidated Graphics, Inc.†	133	4,527
R.R. Donnelley & Sons Co.	11,345	106,643

		111,170

Private Corrections — 0.0%
Geo Group, Inc.	986	27,805

Protection/Safety — 0.0%
Landauer, Inc.	148	8,818

Publishing - Books — 0.1%
McGraw-Hill Cos., Inc.	1,675	88,959

Publishing - Newspapers — 0.1%
Dolan Co.†	440	1,509
Gannett Co., Inc.	4,132	73,963
Washington Post Co., Class B	110	40,377

		115,849

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts — 1.5%
Acadia Realty Trust	788	$19,558
Apartment Investment & Management Co., Class A	13,853	347,295
AvalonBay Communities, Inc.	512	67,477
Cedar Realty Trust, Inc.	891	4,829
Colonial Properties Trust	1,328	27,091
Cousins Properties, Inc.	1,455	11,946
DiamondRock Hospitality Co.	3,131	27,365
Digital Realty Trust, Inc.	10,810	697,677
EastGroup Properties, Inc.	468	24,467
EPR Properties	752	34,103
Equity Residential	6,382	354,265
Extra Space Storage, Inc.	1,643	57,751
Franklin Street Properties Corp.	1,129	13,040
Getty Realty Corp.	429	7,224
Government Properties Income Trust	687	15,835
Healthcare Realty Trust, Inc.	1,380	32,913
Host Hotels & Resorts, Inc.	7,955	116,859
Inland Real Estate Corp.	1,214	9,676
Kilroy Realty Corp.	1,186	53,489
Kite Realty Group Trust	1,167	6,232
LaSalle Hotel Properties	1,384	33,368
Lexington Realty Trust	2,327	22,316
LTC Properties, Inc.	477	15,607
Medical Properties Trust, Inc.	2,175	25,382
Mid-America Apartment Communities, Inc.	660	41,131
Parkway Properties, Inc.	351	4,717
Pennsylvania Real Estate Investment Trust	845	14,078
Post Properties, Inc.	870	42,743
PS Business Parks, Inc.	292	18,831
Sabra Health Care REIT, Inc.	578	12,543
Saul Centers, Inc.	203	8,648
Simon Property Group, Inc.	117	17,799
Sovran Self Storage, Inc.	473	29,227
Tanger Factory Outlet Centers	1,506	49,517
Universal Health Realty Income Trust	198	9,651
Urstadt Biddle Properties, Inc., Class A	395	7,422

		2,282,072

Real Estate Management/Services — 0.0%
HFF, Inc., Class A	521	7,726

Real Estate Operations & Development — 0.0%
Forestar Group, Inc.†	543	8,026

Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	211	7,940

Research & Development — 0.0%
PAREXEL International Corp.†	966	31,192

Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.†	458	18,233

Retail - Apparel/Shoe — 0.2%
Brown Shoe Co., Inc.	644	12,268
Buckle, Inc.	438	22,404
Cato Corp., Class A	432	12,554
Children’s Place Retail Stores, Inc.†	387	18,812
Christopher & Banks Corp.†	514	2,349
Fifth & Pacific Cos., Inc.†	1,815	21,871
Finish Line, Inc., Class A	814	16,793
Gap, Inc.	4,041	139,253
Genesco, Inc.†	390	21,579
Hot Topic, Inc.	661	6,597
Jos. A. Bank Clothiers, Inc.†	448	19,309
Men’s Wearhouse, Inc.	765	24,816
rue21, Inc.†	246	7,062
Stein Mart, Inc.	398	3,399

		329,066

Security Description	Shares	Value (Note 2)

Retail - Auto Parts — 0.1%
O’Reilly Automotive, Inc.†	898	$84,484
Pep Boys-Manny Moe & Jack	828	8,752

		93,236

Retail - Automobile — 0.0%
Group 1 Automotive, Inc.	343	20,841
Lithia Motors, Inc., Class A	339	12,129
Sonic Automotive, Inc., Class A	592	11,686

		44,656

Retail - Building Products — 1.3%
Home Depot, Inc.	28,369	1,845,971
Lowe’s Cos., Inc.	4,864	175,541
Lumber Liquidators Holdings, Inc.†	432	23,190

		2,044,702

Retail - Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	312	1,785

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A	2,018	52,973

Retail - Convenience Store — 0.0%
Casey’s General Stores, Inc.	615	30,381

Retail - Discount — 0.3%
Costco Wholesale Corp.	284	29,533
Fred’s, Inc., Class A	541	7,195
Target Corp.	361	22,790
Tuesday Morning Corp.†	623	3,931
Wal-Mart Stores, Inc.	5,142	370,327

		433,776

Retail - Drug Store — 0.3%
CVS Caremark Corp.	10,642	494,959

Retail - Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	315	5,276
Kirkland’s, Inc.†	227	2,064

		7,340

Retail - Jewelry — 0.0%
Zale Corp.†	419	2,045

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	337	2,784

Retail - Major Department Stores — 0.2%
TJX Cos., Inc.	6,746	299,118

Retail - Office Supplies — 0.0%
OfficeMax, Inc.	1,357	13,570
Staples, Inc.	954	11,162

		24,732

Retail - Pawn Shops — 0.0%
Cash America International, Inc.	471	17,540
Ezcorp, Inc.†	723	13,896
First Cash Financial Services, Inc.†	422	20,387

		51,823

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.	310	3,577

Retail-Regional Department Stores — 0.3%
Kohl’s Corp.	8,685	387,785
Macy’s, Inc.	208	8,050
Stage Stores, Inc.	505	13,064

		408,899

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Restaurants — 0.2%
Biglari Holdings, Inc.†	19	$6,906
BJ’s Restaurants, Inc.†	395	13,545
Buffalo Wild Wings, Inc.†	298	21,587
CEC Entertainment, Inc.	270	8,451
Chipotle Mexican Grill, Inc.†	117	30,862
Cracker Barrel Old Country Store, Inc.	373	22,921
DineEquity, Inc.†	247	15,573
Jack in the Box, Inc.†	715	19,698
McDonald’s Corp.	1,503	130,821
Papa John’s International, Inc.†	277	14,662
Red Robin Gourmet Burgers, Inc.†	211	6,910
Ruby Tuesday, Inc.†	999	7,802
Ruth’s Hospitality Group, Inc.†	525	3,938
Sonic Corp.†	876	8,874
Texas Roadhouse, Inc.	943	15,663

		328,213

Retail - Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	272	3,808
Hibbett Sports, Inc.†	420	22,571
Zumiez, Inc.†	344	7,114

		33,493

Retail - Video Rentals — 0.0%
Coinstar, Inc.†	502	23,614

Retail - Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	477	28,267

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.†	2,314	29,156

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	511	7,599

Savings & Loans/Thrifts — 0.1%
Bank Mutual Corp.	665	2,760
Brookline Bancorp, Inc.	1,098	9,289
Dime Community Bancshares, Inc.	443	6,180
Northwest Bancshares, Inc.	1,571	18,742
Oritani Financial Corp.	624	9,111
People’s United Financial, Inc.	869	10,593
Provident Financial Services, Inc.	868	12,577

		69,252

Schools — 0.0%
American Public Education, Inc.†	283	9,729
Apollo Group, Inc., Class A†	1,724	33,084
Capella Education Co.†	189	5,230
Career Education Corp.†	795	2,377
Corinthian Colleges, Inc.†	1,233	2,737
Lincoln Educational Services Corp.	328	1,269
Universal Technical Institute, Inc.	336	3,182

		57,608

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	200	15,234
ION Geophysical Corp.†	1,926	11,479

		26,713

Semiconductor Components - Integrated Circuits — 1.4%
Cirrus Logic, Inc.†	16,410	513,961
Exar Corp.†	709	5,814
Hittite Microwave Corp.†	440	26,699
Micrel, Inc.	773	7,429
Pericom Semiconductor Corp.†	367	2,760
Power Integrations, Inc.	463	14,404
QUALCOMM, Inc.	23,244	1,478,783

Security Description	Shares	Value (Note 2)

Semiconductor Components - Integrated Circuits (continued)
Sigma Designs, Inc.†	535	$3,076
TriQuint Semiconductor, Inc.†	2,641	13,363

		2,066,289

Semiconductor Equipment — 0.2%
ATMI, Inc.†	500	9,960
Brooks Automation, Inc.	1,039	8,000
Cabot Microelectronics Corp.	369	12,037
Cohu, Inc.	344	3,337
KLA-Tencor Corp.	3,787	172,195
Kulicke & Soffa Industries, Inc.†	1,160	13,259
MKS Instruments, Inc.	848	20,564
Nanometrics, Inc.†	340	4,916
Rudolph Technologies, Inc.†	518	5,729
Teradyne, Inc.†	4,864	76,073
Tessera Technologies, Inc.	813	13,211
Ultratech, Inc.†	411	13,489
Veeco Instruments, Inc.†	628	17,873

		370,643

Software Tools — 0.3%
VMware, Inc., Class A†	4,466	406,183

Steel - Producers — 0.0%
AK Steel Holding Corp.	2,076	8,325

Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	609	12,156

Telecom Equipment - Fiber Optics — 0.0%
Harmonic, Inc.†	1,842	8,436
Oplink Communications, Inc.†	288	4,464

		12,900

Telecom Services — 0.0%
Cbeyond, Inc.†	460	3,418
Lumos Networks Corp.	214	2,095
Neutral Tandem, Inc.	498	1,340
NTELOS Holdings Corp.	236	3,044
USA Mobility, Inc.	326	3,768

		13,665

Telecommunication Equipment — 0.1%
Arris Group, Inc.†	1,817	25,384
Comtech Telecommunications Corp.	277	7,080
Harris Corp.	725	34,169
Nortel Networks Corp.†	62	0
Symmetricom, Inc.†	623	3,707

		70,340

Telephone - Integrated — 1.7%
AT&T, Inc.	50,984	1,740,084
Atlantic Tele-Network, Inc.	150	5,532
CenturyLink, Inc.	4,080	158,467
Cincinnati Bell, Inc.†	3,167	16,880
General Communication, Inc., Class A†	485	4,089
Verizon Communications, Inc.	15,395	679,227

		2,604,279

Television — 0.1%
CBS Corp., Class B	2,537	91,281

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	196	4,249

Therapeutics — 0.0%
Questcor Pharmaceuticals, Inc.	957	24,834

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Tobacco — 1.2%
Alliance One International, Inc.†	1,268	$4,172
Lorillard, Inc.	4,134	500,875
Philip Morris International, Inc.	14,887	1,338,044

		1,843,091

Toys — 0.0%
JAKKS Pacific, Inc.	329	4,106

Transactional Software — 0.0%
Bottomline Technologies, Inc.†	576	14,118
Synchronoss Technologies, Inc.†	428	7,815

		21,933

Transport - Rail — 0.5%
CSX Corp.	1,785	35,272
Norfolk Southern Corp.	6,586	397,663
Union Pacific Corp.	2,808	344,766

		777,701

Transport - Services — 0.4%
Bristow Group, Inc.	574	29,905
FedEx Corp.	228	20,413
Hub Group, Inc., Class A†	570	18,451
United Parcel Service, Inc., Class B	6,606	482,965

		551,734

Transport - Truck — 0.1%
Arkansas Best Corp.	373	3,088
Forward Air Corp.	456	15,162
Heartland Express, Inc.	741	10,174
Knight Transportation, Inc.	923	13,873
Old Dominion Freight Line, Inc.†	1,134	37,921

		80,218

Travel Services — 0.0%
Interval Leisure Group, Inc.	629	11,844

Veterinary Diagnostics — 0.0%
Neogen Corp.†	357	16,261

Water — 0.0%
American States Water Co.	295	13,423

Web Portals/ISP — 0.4%
Blucora, Inc.†	627	9,248
Google, Inc., Class A†	882	615,963

		625,211

Wire & Cable Products — 0.0%
Belden, Inc.	713	26,866
Encore Wire Corp.	291	9,120

		35,986

Wireless Equipment — 0.0%
ViaSat, Inc.†	636	24,314

Total Common Stock
(cost $72,000,606)		80,391,897

EXCHANGE - TRADED FUNDS — 9.5%
iShares Core S&P Small-Cap ETF	12,651	965,271
iShares MSCI All Country Asia ex-Japan Index Fund	127,370	7,412,934
SPDR Gold Shares†	5,823	966,909
SPDR S&P 500 ETF Trust, Series 1	6,910	981,635
Vanguard MSCI Emerging Markets ETF	101,820	4,280,513

Total Exchange - Traded Funds
(cost $13,814,946)		14,607,262

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCK — 0.1%
Banks - Commercial — 0.0%
City National Corp. 5.50%	3,625	$88,087

Banks - Super Regional — 0.1%
US Bancorp FRS 3.50%	137	117,820

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	45,000	5

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS 0.00%	2,200	3,564

Total Preferred Stock
(cost $220,279)		209,476

WARRANTS† — 0.0%
Publishing - Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(1)(2)	143	0

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(1)(2)(8)	9	3,150
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(1)(2)(8)	9	2,250

		5,400

Total Warrants
(cost $148)		5,400

ASSET BACKED SECURITIES — 2.5%
Diversified Financial Services — 2.5%
Ally Auto Receivables Trust Series 2012-5, Class A4 0.85% due 01/16/2018	$80,000	80,235
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	51,000	51,628
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(3)	188,532	186,496
Banc of America Funding Corp. Series 2005-8, Class 1A1 5.50% due 01/25/2036(3)	219,205	221,657
Banc of America Funding Corp. Series 2006-2, Class 2A22 6.00% due 03/25/2036(3)	48,000	47,937
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/2041*	94,091	100,689
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(4)	1,000,000	1,185,951
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(4)	47,768	49,610
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(3)	74,257	73,708
Countrywide Asset-Backed Certs. FRS Series CWL 2004-6, Class 1A2 0.58% due 12/25/2034	23,329	22,143
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.79% due 02/25/2034	48,922	45,566

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	$200,000	$243,346
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	163,699	171,183
GS Mtg. Securities Corp II Series 2012-GCJ9, Class A2 1.76% due 11/10/2017(4)	66,000	67,518
HLSS Servicer Advance Receivables Backed Notes Series 2012-T2, Class A1 1.34% due 10/15/2043*	108,000	108,162
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	175,000	175,064
Marriott Vacation Club Owner Trust Series 2009-2A, Class A* 4.81% due 07/20/2031	113,550	118,381
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(4)	100,000	103,489
MortgageIT Trust FRS Series 2004-2, Class A1 0.58% due 12/25/2034(3)	54,847	52,883
MortgageIT Trust FRS Series 2004-1, Class A2 1.11% due 11/25/2034(3)	23,553	20,836
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.97% due 08/25/2034	75,568	75,194
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(4)	40,756	42,462
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(4)	84,000	92,231
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.15% due 06/15/2045(4)	50,000	56,153
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(3)	433,638	434,795
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(4)	38,154	39,330

Total Asset Backed Securities
(cost $3,786,215)		3,866,647

U.S. CORPORATE BONDS & NOTES — 11.1%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	155,000	152,316
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	115,000	124,056

		276,372

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	37,000	32,190

Security Description	Principal Amount	Value (Note 2)

Aerospace/Defense — 0.2%
General Dynamics Corp. Company Guar. Notes 2.25% due 11/15/2022	$215,000	$212,611
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	59,000	78,095

		290,706

Airlines — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/2019	37,751	37,751
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/2015	12,178	10,473

		48,224

Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	34,000	35,530

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.13% due 11/15/2022	42,000	41,921
Microsoft Corp. Senior Notes 3.50% due 11/15/2042	109,000	106,423

		148,344

Auction House/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	34,000	34,340

Auto-Cars/Light Trucks — 0.0%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	50,000	55,062

Banks-Commercial — 0.5%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	133,000	146,364
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	30,000	31,950
Regions Bank Sub. Notes 7.50% due 05/15/2018	57,000	68,400
Union Bank NA Senior Notes 2.13% due 06/16/2017	256,000	263,971
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	208,000	218,432

		729,117

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	130,000	131,446

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Money Center — 0.1%
Chase Capital III FRS Ltd. Guar. Notes 0.97% due 03/01/2027	$72,000	$56,308
Comerica Bank Sub. Notes 5.20% due 08/22/2017	53,000	61,412

		117,720

Banks-Super Regional — 1.2%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/2040	39,000	39,215
Capital One Financial Corp. FRS Senior Notes 1.49% due 07/15/2014	49,000	49,553
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	172,000	175,884
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	54,000	65,834
JPMorgan Chase Bank NA Sub. Notes 6.00% due 07/05/2017	270,000	317,678
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	609,000	721,263
PNC Preferred Funding Trust I FRS Jr. Sub. Bonds 2.04% due 03/15/2017*(5)	100,000	84,500
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	13,000	14,503
US Bancorp Senior Notes 1.65% due 05/15/2017	111,000	113,578
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	112,000	134,954
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(5)	50,000	57,437

		1,774,399

Beverages-Non-alcoholic — 0.0%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	35,000	32,637

Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	40,000	42,100

Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018	30,000	34,650

Cable/Satellite TV — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	50,000	53,937
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035	39,000	45,676

Security Description	Principal Amount	Value (Note 2)

Cable/Satellite TV (continued)
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	$55,000	$73,523
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	73,000	71,236

		244,372

Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	10,000	9,950

Casino Hotels — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(6)(9)	32,297	34,800
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	25,000	26,859
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018	30,000	25,425

		87,084

Cellular Telecom — 0.0%
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	15,000	15,488
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	17,000	18,317

		33,805

Chemicals-Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	51,000	71,202
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	30,000	29,550

		100,752

Coal — 0.0%
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	38,000	34,105

Commercial Services — 0.0%
Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/2019*	25,000	26,750

Computer Services — 0.2%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	45,000	48,511
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	120,000	164,406
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	20,000	20,400

		233,317

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	$15,000	$15,938

Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	17,000	14,110
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020*	35,000	35,787

		49,897

Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	22,000	24,090

Data Processing/Management — 0.0%
Dun & Bradstreet Corp. Senior Notes 4.38% due 12/01/2022	49,000	49,114

Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	7,600	7,486

Disposable Medical Products — 0.0%
CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	56,000	56,503

Diversified Banking Institutions — 0.9%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	20,000	21,300
BAC Capital Trust XIII FRS Ltd. Guar. Notes 4.00% due 12/26/2012(5)	178,000	144,214
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	1,000	1,091
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	63,000	72,858
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	55,000	65,681
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	132,000	140,654
GMAC LLC Sub. Notes 8.00% due 12/31/2018	42,000	48,458
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	134,000	156,531
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	159,000	176,925
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	114,000	133,407

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(5)	$65,000	$73,431
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.31% due 05/15/2077	23,000	16,976
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	50,000	52,067
Morgan Stanley Senior Notes 5.50% due 07/28/2021	96,000	109,783
Morgan Stanley Senior Notes 6.38% due 07/24/2042	88,000	103,087
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025	24,000	28,456

		1,344,919

Diversified Financial Services — 0.6%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	180,000	218,070
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	51,000	52,180
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	64,000	76,246
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	150,000	181,859
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	260,000	339,234

		867,589

Diversified Manufacturing Operations — 0.2%
Carlisle Cos., Inc. Senior Notes 3.75% due 11/15/2022	63,000	63,113
JB Poindexter & Co., Inc. Notes 9.00% due 04/01/2022*	29,000	29,725
Textron, Inc. Senior Notes 4.63% due 09/21/2016	145,000	158,821

		251,659

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	122,000	121,175

Electric-Generation — 0.2%
AES Corp. Senior Notes 8.00% due 10/15/2017	24,000	27,540
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	224,000	246,576

		274,116

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.5%
Commonwealth Edison Co. 1st Mtg. Notes 3.80% due 10/01/2042	$31,000	$31,054
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	99,000	115,666
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	29,000	29,380
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*	107,000	115,289
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	153,000	150,590
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	37,000	39,754
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	76,000	85,927
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	57,000	58,174
Southern California Edison Co. 1st. Mtg. Notes 3.90% due 12/01/2041	61,000	62,718

		688,552

Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/2020	52,000	54,990

Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Company Guar. Notes 6.38% due 10/01/2022*	36,000	34,470

Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 4.88% due 12/01/2022	49,000	49,458

Finance-Auto Loans — 0.1%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	67,000	67,441
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	25,000	28,183

		95,624

Finance-Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	77,000	78,323

Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	62,000	70,149
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	10,120
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	71,000	7

Security Description	Principal Amount	Value (Note 2)

Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	$69,000	$7
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	67,000	74,061
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	21,000	27,464

		181,808

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	32,000	33,440
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	72,000	75,323
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	29,000	31,482

		140,245

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	69,000	69,632
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	55,000	51,425

		121,057

Food-Dairy Products — 0.0%
Land O’ Lakes, Inc. Senior Notes 6.00% due 11/15/2022*	10,000	10,363

Food-Misc./Diversified — 0.1%
Unilever Capital Corp. Company Guar. Notes 0.85% due 08/02/2017	108,000	107,054

Gas-Distribution — 0.1%
Southern Union Co. Senior Notes 7.60% due 02/01/2024	60,000	77,049

Gas-Transportation — 0.0%
Northern Natural Gas Co. Senior Notes 4.10% due 09/15/2042*	37,000	38,030

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 2.05% due 12/01/2017	57,000	57,262

Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	20,000	20,000
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/2014	14,000	14,053

		34,053

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	$29,000	$32,190
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	20,000	23,150
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	45,000	49,950

		105,290

Industrial Gases — 0.0%
Airgas, Inc. Senior Notes 2.90% due 11/15/2022	49,000	48,681

Insurance-Life/Health — 0.2%
Primerica, Inc. Senior Notes 4.75% due 07/15/2022	73,000	81,032
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	33,000	33,182
Principal Financial Group, Inc. Company Guar. Notes 4.35% due 05/15/2043	51,000	50,321
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	79,000	87,037
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	78,000	78,195

		329,767

Insurance-Multi-line — 0.1%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	25,000	27,005
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	101,000	105,565

		132,570

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	60,000	63,018
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	205,000	209,850

		272,868

Insurance-Reinsurance — 0.1%
Swiss Re Treasury US Corp. Company Guar. Notes 2.88% due 12/06/2022*	52,000	51,951
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	51,000	50,952

		102,903

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	31,000	33,170

Security Description	Principal Amount	Value (Note 2)

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	$85,000	$117,258
Biomet, Inc. Senior Notes 6.50% due 08/01/2020*	33,000	34,485
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	23,000	23,920

		175,663

Medical-Drugs — 0.3%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	93,000	93,421
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	113,000	114,244
AbbVie, Inc. Company Guar. Notes 4.40% due 11/06/2042*	52,000	55,139
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	31,000	33,093
Johnson & Johnson Notes 5.55% due 08/15/2017	85,000	103,114
Merck & Co., Inc. Senior Notes 1.10% due 01/31/2018	98,000	98,230

		497,241

Medical-Generic Drugs — 0.1%
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	38,000	38,708
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	38,000	39,085
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	31,000	32,722

		110,515

Medical-HMO — 0.3%
Cigna Corp. Senior Notes 4.00% due 02/15/2022	142,000	155,447
Cigna Corp. Senior Notes 5.38% due 02/15/2042	75,000	87,390
Cigna Corp. Senior Notes 6.15% due 11/15/2036	36,000	44,590
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	55,000	55,836
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	98,000	98,875

		442,138

Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	32,000	34,160

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	$14,000	$15,715
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	35,000	33,075

		82,950

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	29,000	29,290

Motion Pictures & Services — 0.0%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	36,000	39,780

MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	60,000	60,750

Multimedia — 0.1%
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	58,000	70,546
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	59,000	86,006

		156,552

Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	22,000	22,550

Non-Hazardous Waste Disposal — 0.1%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019*	35,000	33,687
Republic Services, Inc. Company Guar. Notes 6.09% due 03/15/2035	95,000	117,745

		151,432

Non-Profit Charity — 0.1%
Catholic Health Initiatives Sec. Notes 2.95% due 11/01/2022	78,000	79,438
Catholic Health Initiatives Sec. Notes 4.35% due 11/01/2042	44,000	44,700

		124,138

Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc. Senior Sec. Notes 10.50% due 10/15/2017*	15,000	15,937
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	100,000	109,079

		125,016

Oil Companies-Exploration & Production — 0.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	30,000	30,450
Apache Corp. Senior Notes 4.25% due 01/15/2044	51,000	51,965

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	$100,000	$105,000
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	33,000	34,238
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	20,000	19,850
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	20,000	20,075
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	20,000	21,850
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	36,000	27,000
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	51,000	54,260
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	103,000	117,791
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	14,000	14,420
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	14,000	16,065
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	25,000	26,438
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	25,000	26,000
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	180,000	217,159

		782,561

Oil Companies-Integrated — 0.3%
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	132,000	132,378
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	23,000	28,588
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	69,000	69,410
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	153,000	151,036

		381,412

Oil-Field Services — 0.1%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	30,000	31,500
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	50,000	53,125

		84,625

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.3%
Boise Cascade LLC/Boise Cascade Finance Corp. Senior Notes 6.38% due 11/01/2020*	$25,000	$25,375
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	208,000	249,272
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/2016*	90,000	96,400
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	22,000	23,045

		394,092

Pipelines — 0.2%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	15,000	15,900
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	77,000	75,903
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	36,000	40,860
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	52,000	60,796
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	30,000	31,875
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	65,000	70,687
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	23,000	24,100

		320,121

Publishing - Newspapers — 0.0%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/2017	31,000	34,177

Real Estate Investment Trusts — 0.1%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	50,000	54,656
Duke Realty LP Senior Notes 3.88% due 10/15/2022	39,000	39,844
HCP, Inc. Senior Notes 3.75% due 02/01/2016	65,000	69,070
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	2,000	2,120
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	11,000	12,073
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	19,000	20,377
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	20,000	21,270

		219,410

Security Description	Principal Amount	Value (Note 2)

Real Estate Management/Services — 0.0%
Kennedy - Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	$40,000	$42,700

Real Estate Operations & Development — 0.0%
First Industrial LP Senior Notes 5.75% due 01/15/2016	30,000	31,815

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	60,000	2

Rental Auto/Equipment — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	30,000	31,650
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	6,000	6,622

		38,272

Retail - Apparel/Shoe — 0.0%
CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	15,000	14,775

Retail - Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	52,598	62,882
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	76,524	93,062

		155,944

Retail - Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	20,000	20,850

Retail - Pet Food & Supplies — 0.0%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	10,000	10,238

Retail - Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	35,000	39,112
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	15,000	15,788

		54,900

Retail - Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	28,000	29,890

Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	102,000	107,475
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	106,000	126,509
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	45,000	45,822

		279,806

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/2047	$94,000	$102,590
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	71,000	81,538

		184,128

Security Services — 0.1%
ADT Corp. Company Guar. Notes 2.25% due 07/15/2017*	78,000	78,775
ADT Corp. Company Guar. Notes 3.50% due 07/15/2022*	79,000	79,280

		158,055

Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/2014(10)	13,000	5,720

Special Purpose Entity — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	215,000	222,674

Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020	12,000	9,990
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	15,000	16,050
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	15,000	14,850

		40,890

Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	65,000	70,606

Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	84,000	101,222
BellSouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/2095	52,000	65,210
Qwest Corp. Senior Notes 7.50% due 10/01/2014	55,000	60,436

		226,868

Telephone - Integrated — 0.3%
AT&T, Inc. Senior Notes 0.88% due 02/13/2015	74,000	74,329
AT&T, Inc. Senior Notes 6.45% due 06/15/2034	39,000	50,436
AT&T, Inc. Notes 6.50% due 09/01/2037	70,000	91,639

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated (continued)
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	$64,000	$78,046
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/2015	15,000	15,188
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	10,000	11,375
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	10,000	11,500
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	25,000	28,562
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	22,000	25,685
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	56,000	75,894

		462,654

Television — 0.0%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020*	20,000	20,000

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	76,000	93,290

Transport - Services — 0.1%
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	105,000	106,768

Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	27,000	28,553

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	98,000	100,061

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	3,740	4,369

Total U.S. Corporate Bonds & Notes
(cost $16,234,556)		17,047,286

FOREIGN CORPORATE BONDS & NOTES — 2.8%
Auto - Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 1.60% due 11/20/2017*	202,000	201,366

Banks - Commercial — 0.7%
Bank of Montreal Senior Notes 1.40% due 09/11/2017	137,000	137,682
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	51,000	55,879

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*	$315,000	$334,537
ING Bank NV Notes 2.00% due 09/25/2015*	208,000	209,290
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	266,000	270,749

		1,008,137

Banks - Money Center — 0.1%
Royal Bank of Scotland NV FRS Sub. Notes 1.11% due 03/09/2015	165,000	155,182

Brewery — 0.1%
Heineken NV Senior Notes 1.40% due 10/01/2017*	52,000	52,114
Heineken NV Senior Notes 2.75% due 04/01/2023*	105,000	104,009

		156,123

Building Products-Wood — 0.0%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	8,000	8,240

Chemicals - Diversified — 0.1%
Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	26,000	26,845
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	30,000	36,000

		62,845

Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	11,000	11,522

Diversified Banking Institutions — 0.0%
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	59,000	60,371

Diversified Manufacturing Operations — 0.0%
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	50,000	49,997

Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 04/01/2022*	35,000	34,125
Teck Resources, Ltd. Company Guar. Notes 5.40% due 02/01/2043	92,000	95,066
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.00% due 10/25/2022*	55,000	55,644

		184,835

Security Description	Principal Amount	Value (Note 2)

Finance - Leasing Companies — 0.0%
AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017	$10,000	$10,450
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019*	15,000	15,225

		25,675

Insurance - Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(5)	30,000	29,700

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	262,000	260,336

Medical - Drugs — 0.2%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	228,000	232,292

Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	63,000	63,334
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	70,000	71,463
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	21,000	25,391
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	69,000	85,832

		246,020

Oil Companies - Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	161,000	215,155
EnCana Corp. Bonds 6.50% due 08/15/2034	25,000	30,611

		245,766

Oil Companies - Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	120,000	122,735
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	134,000	139,431
BP Capital Markets PLC Company Guar. Notes 2.50% due 11/06/2022	52,000	51,701
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	88,000	102,017
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	63,000	69,300
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	50,000	55,000

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated (continued)
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	$91,000	$92,928

		633,112

Oil - Field Services — 0.1%
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	99,000	99,254

Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	25,000	25,000

Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(6)	32,286	34,264

Savings & Loans/Thrifts — 0.1%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	207,000	210,230

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	25,000	26,812
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/2018*	60,000	59,250

		86,062

Telephone - Integrated — 0.1%
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	148,000	150,041
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	57,000	57,855

		207,896

Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018	25,000	26,437

Total Foreign Corporate Bonds & Notes
(cost $4,162,034)		4,260,662

FOREIGN GOVERNMENT AGENCIES — 0.2%
Regional Authority — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	99,000	100,733
Province of British Columbia Senior Notes 2.85% due 06/15/2015	98,000	103,909

		204,642

Sovereign — 0.1%
Government of Canada Senior Notes 0.88% due 02/14/2017	130,000	131,365

Total Foreign Government Agencies
(cost $330,519)		336,007

Security Description	Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES — 0.2%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	$91,000	$105,408
Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062	100,000	100,244
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/2051	83,000	93,308

Total Municipal Bonds & Notes
(cost $273,094)		298,960

U.S. GOVERNMENT AGENCIES — 11.8%
Federal Home Loan Mtg. Corp. — 6.1%
3.00% due 08/01/2027	464,856	489,428
3.00% due 10/01/2042	235,626	249,422
3.50% due 02/01/2042	271,695	293,346
3.50% due 03/01/2042	139,196	148,636
3.50% due 08/01/2042	395,730	427,883
4.00% due 09/01/2040	128,877	137,519
4.50% due 01/01/2039	25,973	27,802
4.50% due 12/01/2039	1,059,140	1,175,101
5.00% due 10/01/2033	7,250	7,852
5.00% due 07/01/2035	30,665	33,021
5.00% due 01/01/2037	61,474	66,025
5.00% due 03/01/2038	84,192	90,344
5.00% due 09/01/2038	320,562	343,989
5.00% due 07/01/2040	687,824	744,539
5.50% due 01/01/2036	761,488	842,243
5.50% due 08/01/2037	9,545	10,300
5.50% due 09/01/2037	109,884	118,584
5.50% due 10/01/2037	150,015	161,892
5.50% due 01/01/2038	39,584	42,792
5.50% due 04/01/2038	71,549	77,169
5.50% due 07/01/2038	44,277	47,783
5.50% due 01/01/2040	2,164,465	2,371,684
6.00% due 08/01/2036	197,180	215,718
6.00% due 02/01/2039	255,650	278,327
6.00% due 03/01/2040	137,372	149,773
6.00% due 04/01/2040	523,567	570,010
6.50% due 12/01/2028	90,674	104,012
6.50% due 05/01/2036	919	1,046
7.00% due 06/01/2032	43,617	51,226
7.50% due 04/01/2031	49,199	59,602
8.00% due 04/01/2030	5,986	7,040
8.00% due 07/01/2030	60	67
8.00% due 12/01/2030	27,742	34,513

		9,378,688

Federal National Mtg. Assoc. — 5.6%
zero coupon due 05/25/2040 STRIPS	474,008	452,250
3.00% due 10/01/2027	198,889	210,050
3.00% due 06/01/2042	87,434	92,076
3.50% due 08/01/2027	105,519	112,744
3.50% due 01/01/2042	291,379	311,320
3.50% due 02/01/2042	197,281	213,433
3.50% due 04/01/2042	190,850	204,388
3.50% due 05/01/2042	363,139	388,899
3.50% due 07/01/2042	144,497	154,748
4.00% due 09/01/2040	173,143	185,727
4.00% due 11/01/2040	402,417	431,664
4.00% due 11/01/2041	132,440	142,107
4.00% due 01/01/2042	194,193	208,367

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 10/01/2024	$219,176	$235,823
4.50% due 01/01/2025	881,722	968,668
4.50% due 03/01/2025	299,470	323,105
4.50% due 05/01/2025	257,964	278,324
4.50% due 07/01/2025	361,503	390,034
4.50% due 01/01/2039	54,122	58,337
4.50% due 11/01/2040	50,644	54,746
5.00% due 03/15/2016	74,000	84,971
5.00% due 11/01/2033	8,846	9,645
5.00% due 05/01/2040	96,092	104,406
5.00% due 07/01/2040	1,320,817	1,438,394
5.50% due 03/01/2018	8,455	9,122
5.50% due 11/01/2022	40,118	43,459
5.50% due 12/01/2029	67,972	73,978
5.50% due 05/01/2034	212,428	233,585
5.50% due 03/01/2035	205,332	224,756
5.50% due 06/01/2038	158,195	171,973
5.50% due 06/01/2039	227,003	246,810
6.00% due 05/01/2017	25,300	27,236
6.00% due 12/01/2033	84,354	94,574
6.00% due 10/01/2036	23,765	26,117
6.50% due 02/01/2017	19,803	21,208
6.50% due 08/01/2031	28,391	32,644
6.50% due 07/01/2032	46,154	52,804
6.50% due 07/01/2036	53,777	60,618
7.00% due 09/01/2031	24,722	29,640
7.50% due 06/01/2015	4,314	4,507
Federal National Mtg. Assoc. REMIC Series 2010-112, Class AB 4.00% due 11/25/2035	73,571	74,243
Series 2010-6, Class DG 5.00% due 11/25/2037	137,708	139,362

		8,620,862

Government National Mtg. Assoc. — 0.1%
6.00% due 02/15/2029	3,530	3,980
6.00% due 04/15/2029	21,234	24,150
6.00% due 06/15/2029	14,913	16,819
6.50% due 02/15/2029	43,952	51,494

		96,443

Total U.S. Government Agencies
(cost $17,493,374)		18,095,993

U.S. GOVERNMENT TREASURIES — 6.9%
United States Treasury Bonds — 0.4%
2.75% due 08/15/2042	145,000	143,845
3.00% due 05/15/2042	57,000	59,618
3.13% due 02/15/2042	362,000	388,471
5.25% due 11/15/2028	84,000	118,440

		710,374

United States Treasury Notes — 6.5%
0.25% due 09/30/2014	101,000	101,000
0.25% due 11/30/2014	51,000	51,000
0.50% due 07/31/2017	36,000	35,890
0.63% due 05/31/2017	58,000	58,240
0.63% due 08/31/2017	1,087,000	1,089,633
0.63% due 09/30/2017	167,000	167,261
0.75% due 10/31/2017	109,000	109,775
1.00% due 03/31/2017	829,000	846,163
1.13% due 05/31/2019	500,000	506,211
1.25% due 10/31/2015	51,000	52,359
1.38% due 11/30/2015	18,000	18,551
1.50% due 07/31/2016	42,000	43,654
1.63% due 08/15/2022	1,015,000	1,020,312

Security Description	Principal Amount	Value (Note 2)

United States Treasury Notes (continued)
1.63% due 11/15/2022	$8,000	$8,014
1.75% due 05/15/2022	1,100,000	1,122,343
2.00% due 11/30/2013	150,000	152,660
2.00% due 02/15/2022	900,000	941,133
2.13% due 11/30/2014	136,000	141,015
2.13% due 05/31/2015	134,000	140,072
2.13% due 12/31/2015	576,000	607,185
2.13% due 02/29/2016	500,000	528,437
2.13% due 08/15/2021	440,000	467,294
2.38% due 10/31/2014	115,000	119,618
2.38% due 05/31/2018	361,000	393,067
2.63% due 02/29/2016	77,000	82,613
2.75% due 12/31/2017	14,000	15,483
3.00% due 02/28/2017	25,000	27,617
3.13% due 05/15/2021	499,000	571,745
3.50% due 05/15/2020	250,000	292,969
3.75% due 11/15/2018	200,000	234,359

		9,945,673

Total U.S. Government Treasuries
(cost $10,390,090)		10,656,047

Total Long-Term Investment Securities
(cost $138,705,861)		149,775,637

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Time Deposits — 2.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012	3,005,000	3,005,000

U.S. Government Treasuries — 0.2%
United States Treasury Bills Disc. Notes 0.08% due 12/27/2012	350,000	349,981

Total Short-Term Investment Securities
(cost $3,354,981)		3,354,981

TOTAL INVESTMENTS
(cost $142,060,842)(7)	99.5%	153,130,618
Other assets less liabilities	0.5	704,536

NET ASSETS	100.0%	$153,835,154

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2012, the aggregate value of these securities was $5,583,943 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $5,421 representing 0.0% of net assets.
(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	PIK (Payment-in-Kind) Security — Income may be received in cash or additional bonds at the discretion of the issuer.
(7)	See Note 5 for cost of investments on a tax basis.
(8)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2012, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/2016 Strike Price $500.00 Warrant	03/01/2011	9	$0	$3,150	$350.00	0.0%
ION Media Networks, Inc. Expires 12/18/2016 Strike Price $687.00 Warrant	11/11/2010	9	0	2,250	250.00	0.0%

				$5,400		0.0%

(9)	Security currently paying interest in the form of additional bonds.
(10)	Subsequent to November 30, 2012, security is in default.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$80,391,897	$—	$—	$80,391,897
Exchange Traded Funds	14,607,262	—	—	14,607,262
Preferred Stock:
Finance-Investment Banker/Broker	—	5	—	5
Other Industries*	209,471	—	—	209,471
Warrants	—	—	5,400	5,400
Asset Backed Securities	—	3,866,647	—	3,866,647
U.S. Corporate Bonds & Notes:
Airlines	—	—	48,224	48,224
Recycling	—	—	2	2
Other Industries*	—	16,999,060	—	16,999,060
Foreign Corporate Bonds & Notes	—	4,260,662	—	4,260,662
Foreign Government Agencies	—	336,007	—	336,007
Municipal Bonds & Notes	—	298,960	—	298,960
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	9,378,688	—	9,378,688
Federal National Mtg. Assoc.	—	8,620,862	—	8,620,862
Government National Mtg. Assoc.	—	96,443	—	96,443
U.S. Government Treasuries:
United States Treasury Bonds	—	710,374	—	710,374
United States Treasury Notes	—	9,945,673	—	9,945,673
Short-Term Investment Securities:
Time Deposits	—	3,005,000	—	3,005,000
U.S. Government Treasuries	—	349,981	—	349,981

Total Assets	$95,208,630	$57,868,362	$53,626	$153,130,618

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Computers	9.4%
E-Commerce/Products	6.2
Web Portals/ISP	6.1
Medical — Biomedical/Gene	5.5
Registered Investment Companies	4.7
Commercial Services — Finance	3.4
E-Commerce/Services	3.3
Diversified Manufacturing Operations	3.2
Retail — Restaurants	3.1
Investment Management/Advisor Services	3.1
Finance — Credit Card	2.6
Oil Companies — Exploration & Production	2.5
Transport — Rail	2.4
Distribution/Wholesale	2.3
Real Estate Investment Trusts	2.3
Semiconductor Components — Integrated Circuits	2.2
Metal Processors & Fabrication	1.8
Industrial Gases	1.7
Apparel Manufacturers	1.7
Applications Software	1.7
Electronic Components-Semiconductors	1.7
Retail — Apparel/Shoe	1.6
Oil — Field Services	1.6
Medical — Wholesale Drug Distribution	1.6
Hotels/Motels	1.3
Coatings/Paint	1.3
Transport — Services	1.2
Computers — Memory Devices	1.1
Cruise Lines	1.1
Medical Products	1.0
Casino Hotels	1.0
Internet Application Software	1.0
Computer Services	0.9
Broadcast Services/Program	0.9
Agricultural Chemicals	0.8
Oil Field Machinery & Equipment	0.8
Medical — Drugs	0.8
Instruments — Controls	0.7
Aerospace/Defense	0.7
Retail — Auto Parts	0.7
Chemicals — Specialty	0.7
Pharmacy Services	0.7
Instruments — Scientific	0.7
Banks — Fiduciary	0.6
Food — Retail	0.6
Internet Content — Entertainment	0.6
Multimedia	0.6
Retail-Building Products	0.6
Medical — HMO	0.6
Athletic Footwear	0.6
Finance — Other Services	0.6
Banks — Super Regional	0.5
Machinery — General Industrial	0.5
Retail — Discount	0.5
Motorcycle/Motor Scooter	0.4
Internet Content — Information/News	0.4
Diversified Banking Institutions	0.4
Computer Aided Design	0.4
Medical Instruments	0.4
Telecommunication Equipment	0.3
Retail — Drug Store	0.3
Beverages — Non-alcoholic	0.2
Data Processing/Management	0.2
Insurance Brokers	0.2
Advertising Agencies	0.2
Brewery	0.2
Aerospace/Defense — Equipment	0.2
Transport — Truck	0.2
Finance — Investment Banker/Broker	0.1

Retail — Bedding	0.1
Airlines	0.1
Electronic Connectors	0.1
Medical Information Systems	0.1

103.9%

*	Calculated as a percentage of net assets

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.2%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	17,600	$875,424

Aerospace/Defense — 0.7%
Boeing Co.	44,100	3,275,748

Aerospace/Defense - Equipment — 0.2%
United Technologies Corp.	9,400	753,034

Agricultural Chemicals — 0.8%
Monsanto Co.	39,300	3,599,487

Airlines — 0.1%
United Continental Holdings, Inc.†#	27,000	545,940

Apparel Manufacturers — 1.7%
Coach, Inc.	21,000	1,214,640
Michael Kors Holdings, Ltd.†	47,900	2,545,885
Ralph Lauren Corp.	23,100	3,628,779

		7,389,304

Applications Software — 1.7%
Intuit, Inc.	18,300	1,096,353
Red Hat, Inc.†	30,300	1,496,820
Salesforce.com, Inc.†	30,400	4,793,168

		7,386,341

Athletic Footwear — 0.6%
NIKE, Inc., Class B	25,500	2,485,740

Banks - Fiduciary — 0.6%
Northern Trust Corp.	37,300	1,791,146
State Street Corp.	21,900	973,236

		2,764,382

Banks - Super Regional — 0.5%
US Bancorp	74,300	2,396,918

Beverages - Non-alcoholic — 0.2%
Coca-Cola Co.	1,400	53,088
Monster Beverage Corp.†	19,200	999,360

		1,052,448

Brewery — 0.2%
Anheuser-Busch InBev NV ADR	9,400	826,918

Broadcast Services/Program — 0.9%
Discovery Communications, Inc., Class C†	66,950	3,767,946

Casino Hotels — 1.0%
Las Vegas Sands Corp.	93,100	4,343,115
Wynn Resorts, Ltd.	2,100	236,040

		4,579,155

Chemicals - Specialty — 0.7%
Ecolab, Inc.	44,800	3,229,184

Coatings/Paint — 1.3%
Sherwin-Williams Co.	36,500	5,566,980

Commercial Services - Finance — 3.4%
Alliance Data Systems Corp.†#	9,300	1,325,157
Mastercard, Inc., Class A	27,700	13,536,436

		14,861,593

Computer Aided Design — 0.4%
Autodesk, Inc.†	46,600	1,543,858

Computer Services — 0.9%
Accenture PLC, Class A	18,500	1,256,520
Cognizant Technology Solutions Corp., Class A†	11,300	759,699
IHS, Inc., Class A†#	22,200	2,045,508

		4,061,727

Security Description	Shares	Value (Note 2)

Computers — 9.4%
Apple, Inc.	71,200	$41,671,936

Computers - Memory Devices — 1.1%
EMC Corp.†	200,200	4,968,964

Cruise Lines — 1.1%
Carnival Corp.	127,900	4,944,614

Data Processing/Management — 0.2%
Fiserv, Inc.†	13,300	1,023,967

Distribution/Wholesale — 2.3%
Fastenal Co.#	101,600	4,247,896
Fossil, Inc.†#	47,300	4,088,612
WW Grainger, Inc.#	9,900	1,920,798

		10,257,306

Diversified Banking Institutions — 0.4%
Citigroup, Inc.	1,700	58,769
Goldman Sachs Group, Inc.	7,500	883,425
JPMorgan Chase & Co.	15,700	644,956
Morgan Stanley	8,700	146,769

		1,733,919

Diversified Manufacturing Operations — 3.2%
3M Co.	8,900	809,455
Danaher Corp.	245,680	13,259,350

		14,068,805

E-Commerce/Products — 6.2%
Amazon.com, Inc.†	74,600	18,802,930
eBay, Inc.†	158,640	8,379,365

		27,182,295

E-Commerce/Services — 3.3%
Expedia, Inc.	6,000	371,160
Liberty Interactive Corp., Class A†	69,900	1,349,070
priceline.com, Inc.†	19,300	12,798,988

		14,519,218

Electric Products - Misc. — 0.0%
AMETEK, Inc.	800	29,864

Electronic Components - Semiconductors — 1.7%
Altera Corp.	3,400	110,126
Broadcom Corp., Class A	166,400	5,388,032
Xilinx, Inc.	52,330	1,813,234

		7,311,392

Electronic Connectors — 0.1%
Amphenol Corp., Class A	5,800	359,136

Electronic Measurement Instruments — 0.0%
Trimble Navigation, Ltd.†	1,600	89,024

Enterprise Software/Service — 0.0%
Oracle Corp.	2,500	80,250

Finance - Credit Card — 2.6%
American Express Co.	80,900	4,522,310
Visa, Inc., Class A	45,200	6,766,892

		11,289,202

Finance - Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.#	37,600	609,120

Finance - Other Services — 0.6%
IntercontinentalExchange, Inc.†	18,700	2,471,205

Food - Retail — 0.6%
Whole Foods Market, Inc.	29,500	2,754,120

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Hotels/Motels — 1.3%
Marriott International, Inc., Class A	55,690	$2,020,990
Starwood Hotels & Resorts Worldwide, Inc.	71,700	3,868,932

		5,889,922

Industrial Gases — 1.7%
Praxair, Inc.	70,800	7,590,468

Instruments - Controls — 0.7%
Honeywell International, Inc.	53,500	3,281,155

Instruments - Scientific — 0.7%
Thermo Fisher Scientific, Inc.	45,200	2,872,460

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc.	28,900	1,017,858

Insurance - Life/Health — 0.0%
Prudential Financial, Inc.	100	5,212

Internet Application Software — 1.0%
Tencent Holdings, Ltd.	136,300	4,438,869

Internet Content - Entertainment — 0.6%
Facebook, Inc., Class A†#	97,441	2,728,348

Internet Content - Information/News — 0.4%
LinkedIn Corp., Class A†	16,600	1,795,124

Investment Management/Advisor Services — 3.1%
Ameriprise Financial, Inc.	17,440	1,058,085
Franklin Resources, Inc.	60,200	7,947,604
Invesco, Ltd.	177,700	4,440,723

		13,446,412

Machinery - General Industrial — 0.5%
Roper Industries, Inc.	18,400	2,052,152

Medical Information Systems — 0.1%
Cerner Corp.†	3,300	254,826

Medical Instruments — 0.4%
Edwards Lifesciences Corp.†	12,900	1,119,333
Intuitive Surgical, Inc.†	800	423,200

		1,542,533

Medical Products — 1.0%
Baxter International, Inc.	27,200	1,802,544
Covidien PLC	19,000	1,104,090
Henry Schein, Inc.†#	2,300	185,771
Stryker Corp.	28,000	1,516,480

		4,608,885

Medical - Biomedical/Gene — 5.5%
Alexion Pharmaceuticals, Inc.†	42,500	4,080,850
Amgen, Inc.	3,700	328,560
Biogen Idec, Inc.†	43,200	6,440,688
Celgene Corp.†	56,600	4,448,194
Gilead Sciences, Inc.†	86,400	6,480,000
Regeneron Pharmaceuticals, Inc.†#	15,100	2,665,905

		24,444,197

Medical - Drugs — 0.8%
Allergan, Inc.	37,100	3,441,025

Medical - Generic Drugs — 0.0%
Perrigo Co.	800	82,800

Medical - HMO — 0.6%
UnitedHealth Group, Inc.	46,900	2,550,891

Medical - Wholesale Drug Distribution — 1.6%
Cardinal Health, Inc.	3,300	133,485

Security Description	Shares	Value (Note 2)

Medical - Wholesale Drug Distribution (continued)
McKesson Corp.	71,600	$6,764,052

		6,897,537

Metal Processors & Fabrication — 1.8%
Precision Castparts Corp.	42,100	7,720,719

Motorcycle/Motor Scooter — 0.4%
Harley - Davidson, Inc	41,700	1,958,232

Multimedia — 0.6%
Walt Disney Co.	54,700	2,716,402

Oil Companies - Exploration & Production — 2.5%
Concho Resources, Inc.†	14,600	1,171,796
EOG Resources, Inc.	29,300	3,446,266
EQT Corp.	27,900	1,675,674
Occidental Petroleum Corp.	1,600	120,336
Pioneer Natural Resources Co.#	26,900	2,878,300
Range Resources Corp#	28,300	1,811,766

		11,104,138

Oil Field Machinery & Equipment — 0.8%
Cameron International Corp.†	51,100	2,756,845
FMC Technologies, Inc.†	15,300	625,158
National Oilwell Varco, Inc.	900	61,470

		3,443,473

Oil - Field Services — 1.6%
Schlumberger, Ltd.	98,800	7,076,056

Pharmacy Services — 0.7%
Express Scripts Holding Co.†	58,400	3,144,840

Real Estate Investment Trusts — 2.3%
American Tower Corp.	132,700	9,943,211

Retail - Apparel/Shoe — 1.6%
Limited Brands, Inc.	38,900	2,028,635
PVH Corp.	36,800	4,216,912
Ross Stores, Inc.	17,700	1,007,484

		7,253,031

Retail - Auto Parts — 0.7%
O’Reilly Automotive, Inc.†	34,500	3,245,760

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	9,600	563,712

Retail - Building Products — 0.6%
Home Depot, Inc.	39,900	2,596,293

Retail - Discount — 0.5%
Costco Wholesale Corp.	1,300	135,187
Dollar General Corp.†	23,500	1,175,000
Dollar Tree, Inc.†	17,100	713,754

		2,023,941

Retail - Drug Store — 0.3%
CVS Caremark Corp.	30,800	1,432,508

Retail - Jewelry — 0.0%
Tiffany & Co.	100	5,898

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	600	42,396

Retail - Restaurants — 3.1%
Chipotle Mexican Grill, Inc.†#	8,200	2,162,996
Starbucks Corp.	147,900	7,671,573
Tim Hortons, Inc.	800	37,056
Yum! Brands, Inc.	59,400	3,984,552

		13,856,177

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Semiconductor Components - Integrated Circuits — 2.2%
QUALCOMM, Inc.	153,820	$9,786,028

Telecommunication Equipment — 0.3%
Juniper Networks, Inc.†	82,970	1,491,801

Transport - Rail — 2.4%
Kansas City Southern#	31,500	2,461,725
Union Pacific Corp.	65,900	8,091,202

		10,552,927

Transport - Services — 1.2%
C.H. Robinson Worldwide, Inc.	500	30,870
FedEx Corp.	57,900	5,183,787

		5,214,657

Transport - Truck — 0.2%
J.B. Hunt Transport Services, Inc.#	12,000	713,400

Web Portals/ISP — 6.1%
Baidu, Inc. ADR†	62,000	5,971,220
Google, Inc., Class A†	30,200	21,090,774

		27,061,994

Total Long - Term Investment Securities
(cost $302,083,096)		438,214,732

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 4.7%
Registered Investment Companies — 4.7%
State Street Navigator Securities Lending Prime Portfolio(1)	18,307,681	$18,307,681
T. Rowe Price Reserve Investment Fund	2,199,051	2,199,051

Total Short-Term Investment Securities
(cost $20,506,732)		20,506,732

TOTAL INVESTMENTS
(cost $322,589,828)(2)	103.9%	458,721,464
Liabilities in excess of other assets	(3.9)	(17,108,880)

NET ASSETS —	100.0%	$441,612,584

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At November 30, 2012, the Fund had loaned securities with a total value of $17,925,787. This was secured by collateral of $18,307,681, which was received in cash and subsequently invested in short-term investments currently valued at $18,307,681 as reported in the portfolio of investments. Additional collateral of $154,895 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
Federal Home Loan Mtg. Corp.	0.35%	1/10/2013	$143,783
United States Treasury Notes/Bonds	0.13% to 0.75%	12/15/2013 to 01/31/2014	11,112

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$41,671,936	$—	$—	$41,671,936
E-Commerce/Products	27,182,295	—	—	27,182,295
Medical-Biomedical/Gene	24,444,197	—	—	24,444,197
Web Portals/ISP	27,061,994	—	—	27,061,994
Other Industries*	317,854,310	—	—	317,854,310
Short-Term Investment Securities:
Registered Investment Companies	20,506,732	—	—	20,506,732

Total	$458,721,464	$—	$—	$458,721,464

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Banks — Super Regional	7.0%
Diversified Manufacturing Operations	6.7
Tobacco	6.2
Oil Companies — Integrated	6.1
Diversified Banking Institutions	4.5
Medical — Drugs	4.3
Medical — HMO	4.2
Finance — Credit Card	3.1
Savings & Loans/Thrifts	3.0
Cruise Lines	2.9
Telephone — Integrated	2.8
Tools — Hand Held	2.5
Electric Products — Misc.	2.3
Time Deposits	2.3
Finance — Consumer Loans	2.3
Electric — Integrated	2.2
Medical Instruments	2.2
Electronic Components — Semiconductors	1.8
Electronic Security Devices	1.5
Pipelines	1.5
Oil Companies — Exploration & Production	1.5
Aerospace/Defense	1.5
Medical Products	1.5
Instruments — Controls	1.5
Applications Software	1.5
Building Products — Wood	1.4
Pharmacy Services	1.4
Oil & Gas Drilling	1.3
Casino Services	1.3
Apparel Manufacturers	1.2
Chemicals — Diversified	1.2
Retail — Drug Store	1.2
Computer Services	1.2
Banks — Fiduciary	1.1
Enterprise Software/Service	1.1
Toys	1.1
Medical — Wholesale Drug Distribution	1.1
Insurance — Multi-line	1.1
Retail — Discount	1.1
Gas — Distribution	1.0
Insurance Brokers	1.0
Cellular Telecom	0.9
Investment Management/Advisor Services	0.8
Insurance — Property/Casualty	0.7
Rental Auto/Equipment	0.7
Commercial Services — Finance	0.5
Containers — Paper/Plastic	0.5
Medical — Generic Drugs	0.5
Machinery — Pumps	0.4

100.7%

*	Calculated as a percentage of net assets

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.4%
Aerospace/Defense — 1.5%
Raytheon Co.	8,260	$471,894

Apparel Manufacturers — 1.2%
Hanesbrands, Inc.†	10,600	382,660

Applications Software — 1.5%
Microsoft Corp.	17,235	458,796

Banks - Fiduciary — 1.1%
State Street Corp.	7,710	342,632

Banks - Super Regional — 7.0%
Capital One Financial Corp.	16,525	951,840
Fifth Third Bancorp	26,800	392,352
PNC Financial Services Group, Inc.	5,725	321,402
Wells Fargo & Co.	15,445	509,839

		2,175,433

Building Products - Wood — 1.4%
Masco Corp.	25,700	435,872

Casino Services — 1.3%
International Game Technology	28,200	391,134

Cellular Telecom — 0.9%
Vodafone Group PLC ADR	11,235	289,863

Chemicals - Diversified — 1.2%
Rockwood Holdings, Inc.	8,000	366,960

Commercial Services - Finance — 0.5%
Western Union Co.	13,600	171,496

Computer Services — 1.2%
International Business Machines Corp.	1,900	361,133

Containers - Paper/Plastic — 0.5%
Sonoco Products Co.	5,100	153,357

Cruise Lines — 2.9%
Carnival Corp.	11,500	444,590
Royal Caribbean Cruises, Ltd.	13,100	461,775

		906,365

Diversified Banking Institutions — 4.5%
Bank of America Corp.	47,726	470,578
Citigroup, Inc.	12,310	425,557
JPMorgan Chase & Co.	12,105	497,273

		1,393,408

Diversified Manufacturing Operations — 6.7%
Eaton Corp. PLC†	5,600	292,096
General Electric Co.	17,415	367,979
Illinois Tool Works, Inc.	8,800	541,816
ITT Corp.	2,700	60,399
Pentair, Ltd.†	9,300	450,957
SPX Corp.	5,500	374,660

		2,087,907

Electric Products - Misc. — 2.3%
Emerson Electric Co.	7,940	398,826
Molex, Inc.	12,500	329,750

		728,576

Electric - Integrated — 2.2%
Entergy Corp.	3,345	212,541
Pinnacle West Capital Corp.	4,600	236,716
Xcel Energy, Inc.	9,100	246,155

		695,412

Electronic Components - Semiconductors — 1.8%
Microchip Technology, Inc.	6,400	194,688

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Texas Instruments, Inc.	12,720	$374,858

		569,546

Electronic Security Devices — 1.5%
Tyco International, Ltd.	17,000	482,290

Enterprise Software/Service — 1.1%
CA, Inc.	15,300	339,048

Finance - Consumer Loans — 2.3%
SLM Corp.	42,805	708,423

Finance - Credit Card — 3.1%
American Express Co.	9,655	539,715
Discover Financial Services	10,300	428,583

		968,298

Gas - Distribution — 1.0%
CenterPoint Energy, Inc.	16,400	323,572

Instruments - Controls — 1.5%
Honeywell International, Inc.	7,500	459,975

Insurance Brokers — 1.0%
Willis Group Holdings PLC	8,800	308,704

Insurance - Multi-line — 1.1%
XL Group PLC	13,620	331,375

Insurance - Property/Casualty — 0.7%
Chubb Corp.	2,900	223,271

Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	3,900	236,613

Machinery - Pumps — 0.4%
Xylem, Inc.	4,300	112,187

Medical Instruments — 2.2%
Medtronic, Inc.	12,830	540,271
St. Jude Medical, Inc.	4,400	150,832

		691,103

Medical Products — 1.5%
Baxter International, Inc.	7,000	463,890

Medical - Drugs — 4.3%
Johnson & Johnson	6,885	480,091
Pfizer, Inc.	24,841	621,522
Sanofi SA ADR	5,200	232,024

		1,333,637

Medical - Generic Drugs — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	3,800	153,330

Medical - HMO — 4.2%
Cigna Corp.	8,900	465,203
UnitedHealth Group, Inc.	8,320	452,525
WellPoint, Inc.	6,715	375,368

		1,293,096

Medical - Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	8,200	331,690

Oil & Gas Drilling — 1.3%
Seadrill, Ltd.	10,300	396,859

Oil Companies - Exploration & Production — 1.5%
Occidental Petroleum Corp.	6,365	478,712

Oil Companies - Integrated — 6.1%
BP PLC ADR	11,335	473,350
Chevron Corp.	1,545	163,291
ConocoPhillips	8,465	481,997

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Integrated (continued)
Marathon Oil Corp.	15,665	$483,265
Phillips 66	5,482	287,092

		1,888,995

Pharmacy Services — 1.4%
Omnicare, Inc.	11,700	424,008

Pipelines — 1.5%
ONEOK, Inc.	3,800	170,506
Spectra Energy Corp.	11,125	310,944

		481,450

Rental Auto/Equipment — 0.7%
Rent-A-Center, Inc.	6,100	212,036

Retail - Discount — 1.1%
Target Corp.	5,200	328,276

Retail - Drug Store — 1.2%
Walgreen Co.	10,800	366,228

Savings & Loans/Thrifts — 3.0%
New York Community Bancorp, Inc.	35,200	457,952
People’s United Financial, Inc.	39,100	476,629

		934,581

Telephone - Integrated — 2.8%
AT&T, Inc.	14,210	484,987
Verizon Communications, Inc.	8,805	388,477

		873,464

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 6.2%
Altria Group, Inc.	14,670	$495,993
Imperial Tobacco Group PLC ADR	4,000	320,840
Lorillard, Inc.	1,800	218,088
Philip Morris International, Inc.	7,300	656,124
Reynolds American, Inc.	5,705	249,422

		1,940,467

Tools - Hand Held — 2.5%
Stanley Black & Decker, Inc.	10,760	773,752

Toys — 1.1%
Hasbro, Inc.	8,800	338,448

Total Long - Term Investment Securities
(cost $26,582,714)		30,580,222

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposits — 2.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012 (cost $724,000)	$724,000	724,000

TOTAL INVESTMENTS
(cost $27,306,714)(1)	100.7%	31,304,222
Liabilities in excess of other assets	(0.7)	(212,124)

NET ASSETS —	100.0%	$31,092,098

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$2,175,433	$—	$—	$2,175,433
Diversified Manufacturing Operations	2,087,907			2,087,907
Oil Companies - Integrated	1,888,995	—	—	1,888,995
Tobacco	1,940,467	—	—	1,940,467
Other Industries*	22,487,420	—	—	22,487,420
Short-Term Investment Securities:
Time Deposits	—	724,000	—	724,000

Total	$30,580,222	$724,000	$—	$31,304,222

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.

The	Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Industry Allocation*

United States Treasury Notes	24.9%
Federal National Mtg. Assoc.	24.8
Federal Home Loan Mtg. Corp.	12.7
Diversified Financial Services	8.1
Time Deposits	3.5
United States Treasury Bonds	3.2
Registered Investment Companies	3.1
Banks — Commercial	1.6
Diversified Banking Institutions	1.6
Banks — Super Regional	1.5
Oil Companies — Integrated	1.3
Electric — Integrated	1.1
Medical — Drugs	1.0
Government National Mtg. Assoc.	0.8
Oil Companies — Exploration & Production	0.7
Telephone — Integrated	0.6
Medical — HMO	0.6
Savings & Loans/Thrifts	0.5
Insurance — Life/Health	0.5
Oil & Gas Drilling	0.5
Paper & Related Products	0.4
Aerospace/Defense	0.4
Municipal Bonds	0.4
Diversified Manufacturing Operations	0.3
Electric — Generation	0.3
Telecom Services	0.3
Insurance — Mutual	0.3
Special Purpose Entities	0.3
Regional Authority	0.3
Banks — Money Center	0.3
Cable/Satellite TV	0.2
Security Services	0.2
Pipelines	0.2
Advertising Agencies	0.2
Brewery	0.2
Applications Software	0.2
Diversified Minerals	0.2
Finance — Investment Banker/Broker	0.2
Schools	0.2
Electric — Distribution	0.2
Non-Profit Charity	0.2
Medical Products	0.2
Computer Services	0.2
Multimedia	0.2
Retail — Drug Store	0.2
Investment Companies	0.2
Medical — Generic Drugs	0.2
Insurance — Reinsurance	0.2
Transport — Rail	0.2
Federal Home Loan Bank	0.1
Transport — Services	0.1
Real Estate Investment Trusts	0.1
Sovereign	0.1
Banks — Fiduciary	0.1
Finance — Leasing Companies	0.1
Oil — Field Services	0.1
Cellular Telecom	0.1
Auto — Cars/Light Trucks	0.1
Chemicals — Specialty	0.1
Food — Misc./Diversified	0.1
Gas — Distribution	0.1
Petrochemicals	0.1
Insurance — Multi-line	0.1
Home Decoration Products	0.1
Disposable Medical Products	0.1
Electronic Parts Distribution	0.1
Data Processing/Management	0.1
Industrial Gases	0.1
Electronic Components — Misc.	0.1

Finance — Other Services	0.1
Gas — Transportation	0.1
Finance — Commercial	0.1

102.0%

Credit Quality+#

Aaa	73.8%
Aa	4.9
A	5.8
Baa	12.1
Ba	0.6
Not Rated@	2.8

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 7.3%
Diversified Financial Services — 7.3%
ABFC 2002-NC1 Trust FRS Series 2002-NC1, Class M1 1.23% due 03/25/2032	$555,999	$494,679
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	245,000	248,017
Ameriquest Mortgage Securities, Inc. FRS Series 2005-R1, Class M1 0.66% due 03/25/2035	600,000	590,179
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.77% due 01/25/2035	638,444	600,500
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE6, Class M1 1.07% due 08/25/2034	1,112,679	1,014,348
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE11, Class M1 1.09% due 12/25/2034	283,033	280,773
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	585,000	594,175
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	100,000	107,628
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(1)	380,000	450,661
Countrywide Asset-Backed Certs. FRS Series CWL 2004-6, Class 1A2 0.58% due 12/25/2034	402,498	382,031
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.79% due 02/25/2034	79,739	74,269
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	243,347
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	409,247	427,959
Ford Credit Auto Owner Trust Series 2012-D, Class C 1.23% due 08/15/2018	600,000	600,154
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	405,000	409,055
Ford Credit Floorplan Master Owner Trust Series 2011-1, Class D 2.96% due 02/15/2016*	640,000	648,090
GS Mtg. Securities Corp II Series 2012-GCJ9, Class A2 1.76% due 11/10/2017(1)	192,000	196,416
HLSS Servicer Advance Receivables Backed Notes Series 2012-T2, Class A1 1.34% due 10/15/2043*	228,000	228,342
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	115,000	115,042
Icon Brands Holdings LLC Series 2012-1A, Class A 4.23% due 01/25/2043*(5)	230,000	232,723
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	2,000,000	2,329,056

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/2031*	$264,950	$276,222
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	245,871	254,450
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class AM 5.47% due 03/12/2044(1)	1,800,000	1,981,453
MortgageIT Trust FRS Series 2004-2, Class A1 0.58% due 12/25/2034(2)	257,401	248,183
MortgageIT Trust FRS Series 2004-1, Class A2 1.11% due 11/25/2034(2)	516,257	456,698
Sierra Receivables Funding Co LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	146,383	149,148
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(1)	656,774	684,260
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	1,000,000	1,097,994
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.15% due 06/15/2045(1)	1,000,000	1,123,065
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	385,768	397,657

Total Asset Backed Securities
(cost $16,435,828)		16,936,574

U.S. CORPORATE BONDS & NOTES — 16.3%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	549,000	539,493

Aerospace/Defense — 0.4%
General Dynamics Corp. Company Guar. Notes 2.25% due 11/15/2022#	753,000	744,631
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	157,000	207,813

		952,444

Applications Software — 0.2%
Microsoft Corp. Senior Notes 2.13% due 11/15/2022#	148,000	147,722
Microsoft Corp. Senior Notes 3.50% due 11/15/2042#	384,000	374,920

		522,642

Banks - Commercial — 0.6%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	491,000	540,335
Union Bank NA Senior Notes 2.13% due 06/16/2017	292,000	301,092

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Zions Bancorporation Senior Notes 4.50% due 03/27/2017#	$542,000	$569,182

		1,410,609

Banks - Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	298,000	301,314

Banks - Money Center — 0.1%
Chase Capital III FRS Ltd. Guar. Notes 0.97% due 03/01/2027	103,000	80,552
Comerica Bank Sub. Notes 5.20% due 08/22/2017	141,000	163,378

		243,930

Banks - Super Regional — 1.3%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/2040	112,000	112,616
Capital One Financial Corp. FRS Senior Notes 1.49% due 07/15/2014	127,000	128,433
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	413,000	422,326
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	171,000	208,474
JPMorgan Chase Bank NA Sub. Notes 6.00% due 07/05/2017#	589,000	693,008
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	318,000	376,620
PNC Preferred Funding Trust I FRS Jr. Sub. Bonds 2.04% due 03/15/2017*(3)	200,000	169,000
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	30,000	33,468
US Bancorp Senior Notes 1.65% due 05/15/2017	329,000	336,642
Wachovia Corp. Senior Notes 5.75% due 02/01/2018#	91,000	109,650
Wells Fargo Bank NA FRS Sub. Notes 0.52% due 05/16/2016#	290,000	284,601
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018#(3)	165,000	189,544

		3,064,382

Cable/Satellite TV — 0.2%
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035#	104,000	121,802
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	155,000	207,202

Security Description	Principal Amount	Value (Note 2)

Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042#	$266,000	$259,570

		588,574

Chemicals - Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	249,906

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027#	310,000	424,715

Data Processing/Management — 0.1%
Dun & Bradstreet Corp. Senior Notes 4.38% due 12/01/2022	178,000	178,413

Disposable Medical Products — 0.1%
CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	196,000	197,761

Diversified Banking Institutions — 1.5%
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	148,000	161,507
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	275,000	318,030
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	195,000	232,870
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	397,000	423,029
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	316,000	369,132
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	586,000	652,065
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.31% due 05/15/2077	73,000	53,879
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(3)	160,000	180,752
Morgan Stanley Sub. Notes 4.88% due 11/01/2022#	175,000	182,234
Morgan Stanley Senior Notes 5.75% due 01/25/2021	318,000	363,293
Morgan Stanley Senior Notes 6.38% due 07/24/2042#	361,000	422,891
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025	44,000	52,169

		3,411,851

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.8%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018#	$350,000	$424,025
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022#	171,000	174,956
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	210,000	250,182
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	499,000	604,984
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	278,000	362,720

		1,816,867

Diversified Manufacturing Operations — 0.2%
Carlisle Cos., Inc. Senior Notes 3.75% due 11/15/2022	225,000	225,405
Textron, Inc. Senior Notes 4.63% due 09/21/2016#	305,000	334,072

		559,477

Electric - Distribution — 0.2%
Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	443,000	440,005

Electric - Generation — 0.3%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	664,000	730,921

Electric - Integrated — 1.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.80% due 10/01/2042	117,000	117,203
Dominion Resources, Inc. Senior Notes 4.90% due 08/01/2041#	195,000	225,862
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	326,000	380,881
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	107,000	108,403
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*#	359,000	386,810
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	549,000	540,353
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	112,000	120,337
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	181,000	204,641
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	193,000	196,974

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Southern California Edison Co. 1st. Mtg. Notes 3.90% due 12/01/2041#	$222,000	$228,252

		2,509,716

Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/2020#	166,000	175,545

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.88% due 12/01/2022	179,000	180,675

Finance - Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	121,000	123,079

Finance - Investment Banker/Broker — 0.2%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	165,000	186,685
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	20,470
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(6)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(6)	112,000	11
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016#	176,000	194,549
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	60,000	78,469

		480,193

Finance - Leasing Companies — 0.1%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	199,000	208,185
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	83,000	90,103

		298,288

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	150,000	151,375

Food - Misc./Diversified — 0.1%
Unilever Capital Corp. Company Guar. Notes 0.85% due 08/02/2017	249,000	246,820

Gas - Distribution — 0.1%
Southern Union Co. Senior Notes 7.60% due 02/01/2024	192,000	246,555

Gas - Transportation — 0.1%
Northern Natural Gas Co. Senior Notes 4.10% due 09/15/2042*	134,000	137,729

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 2.05% due 12/01/2017	$208,000	$208,955

Industrial Gases — 0.1%
Airgas, Inc. Senior Notes 2.90% due 11/15/2022	178,000	176,843

Insurance - Life/Health — 0.5%
Primerica, Inc. Senior Notes 4.75% due 07/15/2022#	243,000	269,737
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	117,646
Principal Financial Group, Inc. Company Guar. Notes 4.35% due 05/15/2043#	182,000	179,575
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	207,000	228,060
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	283,000	283,708

		1,078,726

Insurance - Multi-line — 0.1%
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	222,000	232,033

Insurance - Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	150,000	157,544
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	453,000	463,718

		621,262

Insurance - Reinsurance — 0.2%
Swiss Re Treasury US Corp. Company Guar. Notes 2.88% due 12/06/2022*	188,000	187,822
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	184,000	183,826

		371,648

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	56,000	60,525
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	268,000	369,709

		430,234

Medical - Drugs — 0.7%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	328,000	329,486
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	409,000	413,502

Security Description	Principal Amount	Value (Note 2)

Medical - Drugs (continued)
AbbVie, Inc. Company Guar. Notes 4.40% due 11/06/2042*	$182,000	$192,985
Johnson & Johnson Notes 5.55% due 08/15/2017#	280,000	339,670
Merck & Co., Inc. Senior Notes 1.10% due 01/31/2018#	312,000	312,733

		1,588,376

Medical - Generic Drugs — 0.2%
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	128,000	130,386
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022#	128,000	131,656
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042#	106,000	111,887

		373,929

Medical - HMO — 0.6%
Cigna Corp. Senior Notes 4.00% due 02/15/2022#	525,000	574,714
Cigna Corp. Senior Notes 5.38% due 02/15/2042#	193,000	224,884
Cigna Corp. Senior Notes 6.15% due 11/15/2036	80,000	99,089
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023#	204,000	207,101
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	261,000	263,330

		1,369,118

Medical - Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	107,000	108,071

Multimedia — 0.2%
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	155,000	188,528
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	159,000	231,778

		420,306

Non-Profit Charity — 0.2%
Catholic Health Initiatives Sec. Notes 2.95% due 11/01/2022	275,000	280,069
Catholic Health Initiatives Sec. Notes 4.35% due 11/01/2042	154,000	156,452

		436,521

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.1%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022#	$245,000	$267,243

Oil Companies - Exploration & Production — 0.6%
Apache Corp. Senior Notes 4.25% due 01/15/2044	184,000	187,482
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	204,000	217,039
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	353,000	403,693
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	468,000	564,614

		1,372,828

Oil Companies - Integrated — 0.6%
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	463,000	464,327
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	43,000	53,446
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	249,000	250,479
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	553,000	545,902

		1,314,154

Paper & Related Products — 0.4%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*#	571,000	684,301
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/2016*	256,000	274,204

		958,505

Pipelines — 0.2%
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	271,000	267,138
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	187,000	218,632
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	77,000	80,682

		566,452

Real Estate Investment Trusts — 0.1%
Duke Realty LP Senior Notes 3.88% due 10/15/2022	145,000	148,139
HCP, Inc. Senior Notes 3.75% due 02/01/2016	160,000	170,018

		318,157

Security Description	Principal Amount	Value (Note 2)

Retail - Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	$162,577	$194,364
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	157,954	192,089

		386,453

Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017#	340,000	358,249
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	218,000	260,178
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	145,000	147,650

		766,077

Schools — 0.2%
Northwestern University Bonds 4.20% due 12/01/2047	225,000	245,561
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	180,000	206,717

		452,278

Security Services — 0.2%
ADT Corp. Company Guar. Notes 2.25% due 07/15/2017*	282,000	284,802
ADT Corp. Company Guar. Notes 3.50% due 07/15/2022*#	281,000	281,995

		566,797

Special Purpose Entities — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	435,000	450,527
MassMutual Global Funding II Senior Notes 2.50% due 10/17/2022*	162,000	161,211

		611,738

Telecom Services — 0.3%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	130,000	156,652
BellSouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/2095	194,000	243,283
Qwest Corp. Senior Notes 7.50% due 10/01/2014	250,000	274,711

		674,646

Telephone - Integrated — 0.4%
AT&T, Inc. Senior Notes 0.88% due 02/13/2015#	112,000	112,498
AT&T, Inc. Senior Notes 6.45% due 06/15/2034	107,000	138,377

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
AT&T, Inc. Notes 6.50% due 09/01/2037	$240,000	$314,190
BellSouth Corp. Senior Notes 6.55% due 06/15/2034#	200,000	243,893
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	125,000	169,407

		978,365

Transport - Rail — 0.2%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023*	95,000	96,789
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	21,000	26,155
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	197,000	241,816

		364,760

Transport - Services — 0.1%
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	333,000	338,606

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	9,930	11,601

Total U.S. CORPORATE BONDS & NOTES
(cost $35,945,661)		37,547,961

FOREIGN CORPORATE BONDS & NOTES — 4.3%
Auto - Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 1.60% due 11/20/2017*	263,000	262,174

Banks - Commercial — 1.0%
Bank of Montreal Senior Notes 1.40% due 09/11/2017#	455,000	457,266
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	128,000	140,246
ING Bank NV Notes 2.00% due 09/25/2015*#	572,000	575,548
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015#	503,000	511,979
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017#	650,000	655,160

		2,340,199

Banks - Money Center — 0.2%
Royal Bank of Scotland NV FRS Sub. Notes 1.11% due 03/09/2015	350,000	329,175

Security Description	Principal Amount	Value (Note 2)

Brewery — 0.2%
Heineken NV Senior Notes 1.40% due 10/01/2017*	$174,000	$174,380
Heineken NV Senior Notes 2.75% due 04/01/2023*	355,000	351,650

		526,030

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	270,000	277,209

Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015#	218,000	223,067

Diversified Manufacturing Operations — 0.1%
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	182,000	181,989

Diversified Minerals — 0.2%
Teck Resources, Ltd. Company Guar. Notes 5.40% due 02/01/2043#	305,000	315,162
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.00% due 10/25/2022*	190,000	192,226

		507,388

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	377,000	374,605

Medical - Drugs — 0.3%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	744,000	758,004

Oil & Gas Drilling — 0.4%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	231,000	232,226
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022#	260,000	265,436
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	75,000	90,680
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	157,000	195,298

		783,640

Oil Companies - Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031#	157,000	209,809

Oil Companies - Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016#	350,000	364,184

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated (continued)
BP Capital Markets PLC Company Guar. Notes 2.50% due 11/06/2022#	$185,000	$183,935
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	230,000	266,636
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044#	204,000	224,400
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*#	173,000	190,300
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	306,000	312,483

		1,541,938

Oil - Field Services — 0.1%
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	286,000	286,735

Petrochemicals — 0.1%
Mexichem SAB de CV Senior Notes 6.75% due 09/19/2042*#	218,000	237,620

Savings & Loans/Thrifts — 0.2%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	548,427

Telephone - Integrated — 0.2%
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	258,000	261,558
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	193,000	195,895

		457,453

Total Foreign Corporate Bonds & Notes
(cost $9,620,101)		9,845,462

FOREIGN GOVERNMENT AGENCIES — 0.4%
Regional Authority — 0.3%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	298,000	303,215
Province of British Columbia Senior Notes 2.85% due 06/15/2015#	272,000	288,402

		591,617

Sovereign — 0.1%
Government of Canada Senior Notes 0.88% due 02/14/2017#	308,000	311,234

Total Foreign Government Agencies
(cost $888,597)		902,851

MUNICIPAL BONDS & NOTES — 0.4%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2011	241,000	279,158

Security Description	Principal Amount	Value (Note 2)

Municipal Bonds (continued)
Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2012	$335,000	$335,817
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/2051	216,000	242,825

Total Municipal Bonds & Notes
(cost $789,600)		857,800

U.S. GOVERNMENT AGENCIES — 38.4%
Federal Home Loan Bank — 0.1%
5.50% due 07/15/2036	250,000	351,182

Federal Home Loan Mtg. Corp. — 12.7%
1.00% due 07/30/2014	1,000,000	1,012,187
3.00% due 08/01/2027	1,062,084	1,118,602
3.00% due 10/01/2042	949,492	1,005,084
3.50% due 11/01/2041	1,614,010	1,717,912
3.50% due 02/01/2042	1,297,173	1,383,516
3.50% due 03/01/2042	418,505	446,885
3.50% due 04/01/2042	2,190,357	2,331,362
3.50% due 06/01/2042	2,978,377	3,188,678
3.50% due 08/01/2042	494,662	534,854
4.00% due 09/01/2040	258,440	275,769
4.00% due 04/01/2042	2,437,679	2,630,843
4.50% due 01/01/2039	101,007	108,121
4.50% due 06/01/2040	1,690,574	1,868,273
4.50% due 06/01/2041	2,230,178	2,400,477
5.00% due 10/01/2033	6,458	6,994
5.00% due 07/01/2035	96,375	103,780
5.00% due 05/01/2036	586,572	629,989
5.00% due 11/01/2036	68,344	73,403
5.00% due 03/01/2038	263,323	282,567
5.00% due 06/01/2039	1,205,497	1,327,123
5.00% due 07/01/2040	1,375,649	1,489,078
5.50% due 11/01/2018	134,328	145,753
5.50% due 02/01/2035	546,488	593,740
5.50% due 07/01/2036	510,497	551,873
5.50% due 07/01/2037	83,672	90,296
5.50% due 09/01/2037	23,596	25,464
5.50% due 10/01/2037	25,513	27,533
5.50% due 01/01/2038	296,878	320,940
5.50% due 04/01/2038	162,804	175,592
5.50% due 07/01/2038	98,273	106,054
6.00% due 10/01/2033	328,549	364,674
6.00% due 07/01/2036	238,972	260,544
6.00% due 11/01/2037	139,897	152,306
6.00% due 01/01/2038	367,519	400,120
6.00% due 03/01/2040	4,691	5,114
6.50% due 02/01/2035	20,373	23,306
6.50% due 01/01/2036	43,120	49,209
6.50% due 03/01/2036	115,485	131,504
6.75% due 09/15/2029	500,000	767,745
6.75% due 03/15/2031	250,000	391,206
7.00% due 11/01/2016	12,217	12,957
7.00% due 07/01/2032	13,584	15,953
7.50% due 04/01/2031	54,022	65,445
8.00% due 01/01/2029	6,904	7,817
8.00% due 12/01/2029	5,150	5,852
8.00% due 12/01/2030	31,758	34,530
8.00% due 01/01/2031	221	275
Federal Home Loan Mtg. Corp. REMIC Series 3980, Class LC 3.50% due 01/15/2042	555,184	559,329

		29,220,628

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 24.8%
zero coupon due 05/25/2040 STRIPS	$547,986	$522,831
3.00% due 10/01/2027	248,611	262,563
3.00% due 03/01/2042	561,571	591,391
3.00% due 06/01/2042	497,401	523,812
3.50% due 08/01/2027	658,783	703,890
3.50% due 10/01/2041	1,129,810	1,217,017
3.50% due 12/01/2041	937,483	1,014,532
3.50% due 05/01/2042	827,418	886,113
3.50% due 06/01/2042	633,011	677,916
3.50% due 07/01/2042	1,001,653	1,072,707
3.50% due 09/01/2042	1,975,908	2,116,074
4.00% due 07/01/2040	293,586	320,520
4.00% due 08/01/2040	76,344	81,893
4.00% due 09/01/2040	833,913	894,521
4.00% due 10/01/2040	353,112	378,775
4.00% due 12/01/2040	893,209	970,826
4.00% due 03/01/2041	443,772	476,024
4.00% due 10/01/2041	2,566,063	2,753,362
4.00% due 11/01/2041	2,878,533	3,088,640
4.00% due 01/01/2042	248,567	266,710
4.38% due 07/17/2013	2,000,000	2,051,256
4.50% due 11/01/2022	564,767	608,369
4.50% due 01/01/2039	200,774	216,410
4.50% due 08/01/2040	1,132,065	1,223,768
4.50% due 09/01/2040	1,322,673	1,429,816
4.50% due 11/01/2040	650,440	703,128
4.50% due 12/01/2040	1,210,947	1,309,039
4.50% due 05/01/2041	2,452,717	2,655,997
5.00% due 03/15/2016#	1,140,000	1,309,015
5.00% due 05/11/2017	500,000	595,365
5.00% due 10/01/2033	17,055	18,595
5.00% due 03/01/2034	205,020	223,014
5.00% due 01/01/2037	102,330	110,928
5.00% due 05/01/2039	1,897,329	2,114,844
5.00% due 05/01/2040	334,810	363,777
5.00% due 07/01/2040	917,596	999,278
5.50% due 11/01/2022	81,007	87,754
5.50% due 12/01/2029	391,032	425,579
5.50% due 04/01/2033	262,629	288,787
5.50% due 12/01/2033	231,627	254,697
5.50% due 05/01/2034	195,952	215,468
5.50% due 03/01/2035	282,331	309,039
5.50% due 12/01/2035	253,250	276,891
5.50% due 04/01/2036	411,543	449,960
5.50% due 12/01/2036	996,417	1,089,431
5.50% due 03/01/2037	211,219	229,649
5.50% due 07/01/2037	2,563,064	2,786,702
5.50% due 06/01/2038	2,120,150	2,304,812
5.50% due 06/01/2039	517,448	562,598
6.00% due 03/01/2016	578	615
6.00% due 12/01/2016	15,278	16,252
6.00% due 11/01/2017	42,320	45,558
6.00% due 12/01/2020	119,566	127,188
6.00% due 12/01/2033	191,447	214,643
6.00% due 10/01/2036	23,826	26,184
6.00% due 12/01/2036	2,846,411	3,128,130
6.00% due 05/01/2038	1,291,501	1,417,932
6.00% due 10/01/2039	4,018,997	4,416,770
6.50% due 03/01/2017	26,121	28,347
6.50% due 08/01/2031	16,502	18,974
6.50% due 07/01/2032	122,002	139,580
6.50% due 07/01/2036	86,992	98,060
6.50% due 09/01/2037	252,486	285,149
6.50% due 10/01/2037	449,797	523,607
6.50% due 10/01/2038	162,619	182,986

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
6.50% due 02/01/2039	$131,278	$147,719
7.00% due 09/01/2031	103,636	124,249
7.50% due 08/01/2015	194	206
Federal National Mtg. Assoc. REMIC
Series 2010-112, Class AB
4.00% due 11/25/2035	731,449	738,129
Series 2010-6, Class DG
5.00% due 11/25/2037	1,369,103	1,385,551

		57,099,912

Government National Mtg. Assoc. — 0.8%
5.00% due 04/15/2040	1,457,248	1,614,084
6.00% due 04/15/2029	14,553	16,551
6.50% due 07/15/2032	59,752	70,864
6.50% due 09/15/2032	79,677	94,495

		1,795,994

Total U.S. Government Agencies
(cost $86,133,387)		88,467,716

U.S. GOVERNMENT TREASURIES — 28.1%
United States Treasury Bonds — 3.2%
3.00% due 05/15/2042	272,000	284,495
3.13% due 11/15/2041	809,000	868,790
3.13% due 02/15/2042	408,000	437,835
3.88% due 08/15/2040	54,000	66,479
4.25% due 05/15/2039	267,000	348,644
4.38% due 02/15/2038	483,000	640,654
4.38% due 11/15/2039	934,000	1,243,533
4.50% due 05/15/2038#	120,000	162,169
4.50% due 08/15/2039	972,000	1,317,972
4.75% due 02/15/2037#	587,000	818,314
4.75% due 02/15/2041#	129,000	182,011
5.00% due 05/15/2037	159,000	229,283
5.25% due 11/15/2028	404,000	569,640
8.13% due 08/15/2019	92,000	135,211

		7,305,030

United States Treasury Notes — 24.9%
0.25% due 09/30/2014	1,087,000	1,087,000
0.25% due 11/30/2014	184,000	184,000
0.38% due 04/15/2015	540,000	541,097
0.38% due 11/15/2015#	9,000	9,014
0.50% due 07/31/2017	3,099,000	3,089,557
0.63% due 05/31/2017	132,000	132,547
0.63% due 08/31/2017	3,073,000	3,080,443
0.63% due 09/30/2017#	662,000	663,034
0.75% due 06/15/2014	3,210,000	3,234,951
0.75% due 10/31/2017#	444,000	447,157
0.88% due 02/28/2017	2,600,000	2,641,439
1.00% due 10/31/2016	1,369,000	1,398,305
1.00% due 03/31/2017	7,312,000	7,463,380
1.25% due 09/30/2015	8,000	8,210
1.25% due 10/31/2015	2,222,000	2,281,196
1.38% due 11/30/2015	53,000	54,623
1.38% due 02/28/2019	3,900,000	4,020,350
1.50% due 12/31/2013	475,000	481,568
1.50% due 06/30/2016	128,000	132,960
1.63% due 08/15/2022#	179,000	179,937
1.63% due 11/15/2022#	956,000	957,643
1.75% due 07/31/2015	95,000	98,615
1.75% due 05/15/2022	3,640,000	3,713,936
2.00% due 02/15/2022	3,444,000	3,601,401
2.13% due 05/31/2015	395,000	412,898
2.13% due 12/31/2015	150,000	158,121
2.38% due 08/31/2014	5,260,000	5,453,758

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.38% due 09/30/2014	$1,000,000	$1,038,633
2.63% due 02/29/2016#	322,000	345,471
2.75% due 12/31/2017	1,511,000	1,671,072
3.13% due 05/15/2019	11,000	12,539
3.63% due 08/15/2019	52,000	61,055
3.88% due 05/15/2018	5,459,000	6,384,044
4.00% due 08/15/2018#	1,403,000	1,658,938
4.25% due 08/15/2015	538,000	594,742

		57,293,634

Total U.S. Government Treasuries
(cost $61,536,430)		64,598,664

PREFERRED STOCK — 0.2%
Banks - Super Regional — 0.2%
US Bancorp FRS 3.50%	437	375,820

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(6)	78,000	8

Total Preferred Stock
(cost $304,527)		375,828

Total Long-Term Investment Securities
(cost $211,654,131)		219,532,856

SHORT-TERM INVESTMENT SECURITIES — 6.6%
Registered Investment Companies — 3.1%
State Street Navigator Securities Lending Prime Portfolio(4)	7,204,728	7,204,728

Time Deposits — 3.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012	$8,128,000	8,128,000

Total Short-Term Investment Securities
(cost $15,332,728)		15,332,728

TOTAL INVESTMENTS
(cost $226,986,859) (7)	102.0%	234,865,584
Liabilities in excess of other assets	(2.0)	(4,656,504)

NET ASSETS	100.0%	$230,209,080

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2012, the aggregate value of these securities was $12,608,262 representing 5.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	At November 30, 2012, the Fund had loaned securities with a total value of $7,531,196 This was secured by collateral of $7,204,728, which was received in cash and subsequently invested in short-term investments currently valued at $7,204,728 as reported in the portfolio of investments. Additional collateral of $477,905 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
Federal Home Loan Mtg. Corp.	2.00% to 6.50%	06/01/2024 to 12/01/2042	$162,140
Federal National Mtg. Assoc.	2.12% to 6.05%	06/01/2020 to 12/01/2042	221,005
Government National Mtg. Assoc.	2.30% to 8.00%	03/15/2025 to 05/20/2062	94,760

(5)	Fair value security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2)
(6)	Illiquid security. At November 30, 2012 the aggregate value of these securities was $28 representing 0.0% of net assets.
(7)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The Rates shown on FRS and VRS are the current interest rates at November 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$16,703,851	$232,723	$16,936,574
U.S. Corporate Bonds & Notes	—	37,547,961	—	37,547,961
Foreign Corporate Bonds & Notes	—	9,845,462	—	9,845,462
Foreign Government Agencies	—	902,851	—	902,851
Municipal Bonds & Notes	—	857,800	—	857,800
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	29,220,628	—	29,220,628
Federal National Mtg. Assoc.	—	57,099,912	—	57,099,912
Other U.S. Government Agencies*	—	2,147,176	—	2,147,176
U.S. Government Treasuries:
United States Treasury Bonds	—	7,305,030	—	7,305,030
United States Treasury Notes	—	57,293,634	—	57,293,634
Preferred Stock:
Banks-Super Regional	375,820	—	—	375,820
Finance-Investment Banker/Broker	—	8		8

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Registered Investment Companies	$7,204,728	$—	$—	$7,204,728
Time Deposits	—	8,128,000	—	8,128,000

Total	$7,580,548	$227,052,313	$232,723	$234,865,584

*	Sum of all other industries or other U.S. government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or U.S. government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 — (Unaudited)

Industry Allocation*

Oil Companies — Integrated	9.8%
Medical — Drugs	9.3
Diversified Banking Institutions	7.5
Diversified Manufacturing Operations	3.8
Cable/Satellite TV	3.7
Computers	3.5
Banks — Super Regional	2.9
Multimedia	2.8
Insurance — Multi-line	2.6
Registered Investment Companies	2.5
Web Portals/ISP	2.4
Insurance — Property/Casualty	2.3
Enterprise Software/Service	2.1
Applications Software	2.0
Commercial Services — Finance	2.0
Retail — Discount	1.9
Aerospace/Defense	1.7
Telephone — Integrated	1.6
Paper & Related Products	1.6
Airlines	1.5
Medical — HMO	1.5
Computers — Memory Devices	1.5
Beverages — Non-alcoholic	1.4
Retail — Drug Store	1.4
Engineering/R&D Services	1.4
Repurchase Agreements	1.3
Containers — Paper/Plastic	1.3
Insurance — Life/Health	1.2
Semiconductor Equipment	1.0
Oil — Field Services	1.0
Electronic Measurement Instruments	1.0
Medical Instruments	0.9
Retail — Regional Department Stores	0.8
Electric — Integrated	0.8
Finance — Credit Card	0.8
Chemicals — Diversified	0.8
Oil & Gas Drilling	0.8
Retail — Pet Food & Supplies	0.8
Networking Products	0.8
Electronic Security Devices	0.8
Medical — Wholesale Drug Distribution	0.7
Entertainment Software	0.7
Computers — Integrated Systems	0.7
Computer Services	0.7
Tobacco	0.7
Medical Products	0.5
Metal — Aluminum	0.5
Retail — Major Department Stores	0.5
Instruments — Controls	0.5
Insurance — Reinsurance	0.5
Vitamins & Nutrition Products	0.5
Food — Misc./Diversified	0.5
Oil Companies — Exploration & Production	0.5
Engines — Internal Combustion	0.5
Telecom Equipment — Fiber Optics	0.4
Food — Retail	0.4
Consumer Products — Misc.	0.4
Auto/Truck Parts & Equipment — Original	0.4
Retail — Apparel/Shoe	0.4
Electronic Parts Distribution	0.4
Coal	0.4
Security Services	0.3
Distribution/Wholesale	0.3
Steel — Producers	0.3
Cosmetics & Toiletries	0.2
Metal — Copper	0.2
Finance — Other Services	0.2
Advertising Agencies	0.1
Banks — Fiduciary	0.1

Auto — Cars/Light Trucks	0.1
Insurance Brokers	0.1
Agricultural Operations	0.1
Tools — Hand Held	0.1
Batteries/Battery Systems	0.1
Gas — Distribution	0.1
Independent Power Producers	0.1
Consulting Services	0.1

102.1%

*	Calculated as a percentage of net assets

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	14,800	$160,136
Omnicom Group, Inc.	2,900	144,246

		304,382

Aerospace/Defense — 1.7%
Boeing Co.	18,400	1,366,752
Northrop Grumman Corp.	9,000	600,300
Raytheon Co.	31,663	1,808,907

		3,775,959

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	8,525	227,618

Airlines — 1.5%
Copa Holdings SA, Class A	8,000	758,720
Delta Air Lines, Inc.†	137,035	1,370,350
United Continental Holdings, Inc.†#	58,449	1,181,839

		3,310,909

Applications Software — 2.0%
Microsoft Corp.	164,155	4,369,806

Auto - Cars/Light Trucks — 0.1%
Ford Motor Co.	24,055	275,430

Auto/Truck Parts & Equipment - Original — 0.4%
Lear Corp.	5,900	257,653
TRW Automotive Holdings Corp.†	11,787	596,894

		854,547

Banks - Commercial — 0.0%
Regions Financial Corp.	3,900	26,013

Banks - Fiduciary — 0.1%
State Street Corp.	6,200	275,528

Banks - Super Regional — 2.9%
Capital One Financial Corp.	3,600	207,360
US Bancorp	116,981	3,773,807
Wells Fargo & Co.	71,265	2,352,458

		6,333,625

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,410	192,222

Beverages - Non-alcoholic — 1.4%
Coca-Cola Co.	76,900	2,916,048
PepsiCo, Inc.	1,475	103,560

		3,019,608

Cable/Satellite TV — 3.7%
Comcast Corp., Class A	107,500	3,996,850
Comcast Corp., Special Class A	26,565	957,403
Time Warner Cable, Inc.	33,740	3,201,588

		8,155,841

Chemicals - Diversified — 0.8%
E.I. du Pont de Nemours & Co.	15,155	653,787
PPG Industries, Inc.	8,750	1,087,362

		1,741,149

Coal — 0.4%
Peabody Energy Corp.	31,716	796,389

Commercial Services - Finance — 2.0%
Mastercard, Inc., Class A	4,400	2,150,192
Moody’s Corp.	21,125	1,026,252
Total System Services, Inc.	19,300	423,635
Western Union Co.	55,590	700,990

		4,301,069

Security Description	Shares	Value (Note 2)

Computer Services — 0.7%
International Business Machines Corp.	7,650	$1,454,035

Computers — 3.5%
Apple, Inc.	11,950	6,994,096
Hewlett-Packard Co.#	47,050	611,179

		7,605,275

Computers - Integrated Systems — 0.7%
Teradata Corp.†	25,500	1,516,740

Computers - Memory Devices — 1.5%
EMC Corp.†	80,400	1,995,528
Western Digital Corp.	36,100	1,207,184

		3,202,712

Consulting Services — 0.1%
Towers Watson & Co., Class A	2,600	137,488

Consumer Products - Misc. — 0.4%
Kimberly-Clark Corp.	9,980	855,486

Containers - Paper/Plastic — 1.3%
Packaging Corp. of America	41,605	1,516,086
Rock-Tenn Co., Class A	18,800	1,222,752

		2,738,838

Cosmetics & Toiletries — 0.2%
Procter & Gamble Co.	7,535	526,169

Distribution/Wholesale — 0.3%
Arrow Electronics, Inc.†	17,009	633,755

Diversified Banking Institutions — 7.5%
Citigroup, Inc.	177,693	6,142,847
Goldman Sachs Group, Inc.	24,389	2,872,780
JPMorgan Chase & Co.	178,254	7,322,675

		16,338,302

Diversified Manufacturing Operations — 3.8%
3M Co.	39,150	3,560,692
General Electric Co.	144,690	3,057,300
Ingersoll-Rand PLC	36,500	1,780,470

		8,398,462

Electric - Integrated — 0.8%
Dominion Resources, Inc.	14,125	721,929
PPL Corp.	8,000	234,800
Public Service Enterprise Group, Inc.	2,600	78,234
Southern Co.	16,610	723,365

		1,758,328

Electronic Components - Semiconductors — 0.0%
LSI Corp.†	9,945	67,029

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.#	57,500	2,201,675

Electronic Parts Distribution — 0.4%
Avnet, Inc.†	28,900	846,481

Electronic Security Devices — 0.8%
Tyco International, Ltd.	57,605	1,634,254

Engineering/R&D Services — 1.4%
Fluor Corp.	18,500	981,980
Jacobs Engineering Group, Inc.†	12,035	492,713
KBR, Inc.	53,300	1,481,740

		2,956,433

Engines - Internal Combustion — 0.5%
Cummins, Inc.	10,150	996,324

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Enterprise Software/Service — 2.1%
CA, Inc.#	46,275	$1,025,454
Oracle Corp.	111,340	3,574,014

		4,599,468

Entertainment Software — 0.7%
Activision Blizzard, Inc.	136,300	1,559,272

Finance - Credit Card — 0.8%
Discover Financial Services	42,000	1,747,620

Finance - Other Services — 0.2%
NASDAQ OMX Group, Inc.#	13,775	333,768

Food - Misc./Diversified — 0.5%
Unilever NV	28,320	1,071,346

Food - Retail — 0.4%
Kroger Co.	36,085	946,870

Gas - Distribution — 0.1%
UGI Corp.	4,400	146,168

Independent Power Producers — 0.1%
NRG Energy, Inc.#	6,800	143,480

Instruments - Controls — 0.5%
Honeywell International, Inc.	18,685	1,145,951

Insurance Brokers — 0.1%
Willis Group Holdings PLC	7,200	252,576

Insurance - Life/Health — 1.2%
Aflac, Inc.	15,470	819,755
Lincoln National Corp.#	30,997	765,626
Prudential Financial, Inc.	20,425	1,064,551

		2,649,932

Insurance - Multi-line — 2.6%
ACE, Ltd.	11,965	947,987
American Financial Group, Inc.	8,600	340,990
Hartford Financial Services Group, Inc.	66,929	1,417,556
MetLife, Inc.	84,105	2,791,445
XL Group PLC	7,200	175,176

		5,673,154

Insurance - Property/Casualty — 2.3%
Chubb Corp.	22,700	1,747,673
Travelers Cos., Inc.	46,925	3,323,228

		5,070,901

Insurance - Reinsurance — 0.5%
PartnerRe, Ltd.	13,000	1,077,440

Medical Instruments — 0.9%
Medtronic, Inc.	40,844	1,719,941
St. Jude Medical, Inc.	9,200	315,376

		2,035,317

Medical Products — 0.5%
Baxter International, Inc.	10,270	680,593
Stryker Corp.	8,000	433,280
Zimmer Holdings, Inc.	900	59,373

		1,173,246

Medical - Drugs — 9.3%
Abbott Laboratories	34,150	2,219,750
Eli Lilly & Co.	38,280	1,877,251
Forest Laboratories, Inc.†	44,400	1,574,424
Johnson & Johnson	37,645	2,624,986
Merck & Co., Inc.	123,274	5,461,038
Pfizer, Inc.	263,322	6,588,317

		20,345,766

Security Description	Shares	Value (Note 2)

Medical - HMO — 1.5%
Aetna, Inc.	10,815	$467,100
Humana, Inc.	13,450	879,765
UnitedHealth Group, Inc.	35,550	1,933,564

		3,280,429

Medical - Wholesale Drug Distribution — 0.7%
McKesson Corp.	16,900	1,596,543

Metal - Aluminum — 0.5%
Alcoa, Inc.#	138,940	1,168,485

Metal - Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	12,461	486,104

Multimedia — 2.8%
News Corp., Class A	136,550	3,364,592
Time Warner, Inc.	25,361	1,199,575
Viacom, Inc., Class B	21,460	1,107,551
Walt Disney Co.	10,490	520,933

		6,192,651

Networking Products — 0.8%
Cisco Systems, Inc.	88,100	1,665,971

Oil & Gas Drilling — 0.8%
Ensco PLC, Class A#	10,369	603,787
Noble Corp.	28,985	999,693
Transocean, Ltd.	2,000	92,400

		1,695,880

Oil Companies - Exploration & Production — 0.5%
Apache Corp.	1,000	77,090
Devon Energy Corp.	13,560	700,645
Occidental Petroleum Corp.	3,000	225,630

		1,003,365

Oil Companies - Integrated — 9.8%
Chevron Corp.	40,170	4,245,567
Exxon Mobil Corp.	88,110	7,766,016
Hess Corp.	15,185	753,328
Marathon Oil Corp.	108,984	3,362,156
Marathon Petroleum Corp.	39,450	2,348,853
Suncor Energy, Inc.	91,680	2,989,685

		21,465,605

Oil Refining & Marketing — 0.0%
Valero Energy Corp.	400	12,904

Oil - Field Services — 1.0%
Halliburton Co.	20,145	671,836
Oceaneering International, Inc.	29,400	1,548,792

		2,220,628

Paper & Related Products — 1.6%
Domtar Corp.	17,900	1,433,969
International Paper Co.	56,200	2,087,268

		3,521,237

Retail - Apparel/Shoe — 0.4%
Gap, Inc.	24,570	846,682

Retail - Discount — 1.9%
Wal-Mart Stores, Inc.	58,700	4,227,574

Retail - Drug Store — 1.4%
CVS Caremark Corp.	59,700	2,776,647
Walgreen Co.	6,335	214,820

		2,991,467

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Major Department Stores — 0.5%
Nordstrom, Inc.#	21,600	$1,168,344

Retail - Pet Food & Supplies — 0.8%
PetSmart, Inc.	23,700	1,674,642

Retail - Regional Department Stores — 0.8%
Dillard’s, Inc., Class A	18,100	1,609,271
Kohl’s Corp.	4,100	183,065

		1,792,336

Security Services — 0.3%
ADT Corp.	13,827	634,659

Semiconductor Equipment — 1.0%
KLA-Tencor Corp.	49,050	2,230,303

Steel - Producers — 0.3%
Nucor Corp.	13,715	564,784

Telecom Equipment - Fiber Optics — 0.4%
Corning, Inc.	77,960	953,451

Telephone - Integrated — 1.6%
AT&T, Inc.	20,130	687,037
Verizon Communications, Inc.	65,825	2,904,199

		3,591,236

Tobacco — 0.7%
Philip Morris International, Inc.	16,050	1,442,574

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	2,800	201,348

Toys — 0.0%
Hasbro, Inc.#	2,200	84,612

Vitamins & Nutrition Products — 0.5%
Herbalife, Ltd.#	23,350	1,073,400

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 2.4%
Google, Inc., Class A†	7,350	$5,133,019

Total Long-Term Investment Securities
(cost $194,260,499)		214,720,389

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Registered Investment Companies — 2.5%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $5,409,887)	5,409,887	5,409,887

REPURCHASE AGREEMENT — 1.3%
State Street Bank & Trust Co. bearing interest at 0.01%, dated 11/30/2012 to be repurchased 12/03/2012 in the amount of $2,806,002 and collateralized by $2,865,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having approximate value of $2,869,404 (cost $2,806,000)	$2,806,000	2,806,000

TOTAL INVESTMENTS
(cost $202,476,386)(2)	102.1%	222,936,276
Liabilities in excess of other assets	(2.1)	(4,540,896)

NET ASSETS	100.0%	$218,395,380

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2012, the Fund had loaned securities with a total value of $5,303,015. This was secured by collateral of $5,409,887, which was received in cash and subsequently invested in short-term investments currently valued at $5,409,887 as reported in the portfolio of investments (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$16,338,302	$—	$—	$16,338,302
Medical-Drugs	20,345,766	—	—	20,345,766
Oil Companies-Integrated	21,465,605	—	—	21,465,605
Other Industries*	156,570,716	—	—	156,570,716
Short-Term Investment Securities:
Registered Investment Companies	5,409,887	—	—	5,409,887
Repurchase Agreement	—	2,806,000	—	2,806,000

Total	$220,130,276	$2,806,000	$—	$222,936,276

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Medical — Drugs	8.8%
Oil Companies — Integrated	6.7
Tobacco	5.7
Aerospace/Defense	5.4
Telephone — Integrated	5.3
Electric — Integrated	4.1
Food — Misc./Diversified	3.6
Repurchase Agreements	3.0
Banks — Super Regional	2.7
Commercial Services — Finance	2.4
Chemicals — Diversified	2.3
Time Deposits	2.2
Computers	2.2
Banks — Commercial	2.2
Retail — Restaurants	2.1
Diversified Banking Institutions	1.7
Diversified Manufacturing Operations	1.6
Electronic Components — Semiconductors	1.6
Cable/Satellite TV	1.5
Aerospace/Defense — Equipment	1.5
Insurance — Property/Casualty	1.4
Retail — Building Products	1.4
Metal — Copper	1.4
Retail — Computer Equipment	1.3
Pipelines	1.2
Transport — Rail	1.2
Diversified Minerals	1.2
Computer Services	1.2
Retail — Office Supplies	1.2
Publishing — Newspapers	1.1
Machinery — Farming	1.1
Printing — Commercial	1.1
Enterprise Software/Service	1.1
Computers — Periphery Equipment	1.1
Machinery — Construction & Mining	1.0
Retail — Apparel/Shoe	0.9
Apparel Manufacturers	0.9
Beverages — Wine/Spirits	0.8
Beverages — Non-alcoholic	0.8
Applications Software	0.8
Cosmetics & Toiletries	0.8
Oil Companies — Exploration & Production	0.7
Finance — Credit Card	0.7
Insurance — Multi-line	0.6
Insurance — Life/Health	0.6
Coatings/Paint	0.6
Instruments — Controls	0.5
Consumer Products — Misc.	0.5
Transport — Services	0.5
Industrial Gases	0.4
Water	0.4
Paper & Related Products	0.4
Retail — Discount	0.4
Toys	0.4
Metal — Diversified	0.4
Oil — Field Services	0.3
Real Estate Investment Trusts	0.3
Multimedia	0.3
Gas — Distribution	0.3
Auto/Truck Parts & Equipment — Original	0.2
Cellular Telecom	0.2
Medical Labs & Testing Services	0.2
Gold Mining	0.2
Telecom Services	0.2
Industrial Automated/Robotic	0.2
Vitamins & Nutrition Products	0.2
Electric — Transmission	0.2
Containers — Paper/Plastic	0.1
Coal	0.1

99.7%

*	Calculated as a percentage of net assets

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.5%
Aerospace/Defense — 5.4%
General Dynamics Corp.	36,985	$2,459,503
Lockheed Martin Corp.	60,439	5,638,959
Northrop Grumman Corp.	124,136	8,279,871
Raytheon Co.	171,634	9,805,450
Rockwell Collins, Inc.	10,995	628,694

		26,812,477

Aerospace/Defense - Equipment — 1.5%
Exelis, Inc.	243,836	2,755,347
United Technologies Corp.	55,700	4,462,127

		7,217,474

Apparel Manufacturers — 0.9%
VF Corp.	26,240	4,211,782

Applications Software — 0.8%
Microsoft Corp.	147,335	3,922,058

Auto/Truck Parts & Equipment - Original — 0.2%
Johnson Controls, Inc.	42,680	1,175,407

Banks - Commercial — 2.2%
Bank of Nova Scotia	55,520	3,129,934
M&T Bank Corp.	7,680	750,566
National Bank of Canada	45,960	3,589,447
Toronto-Dominion Bank	39,120	3,267,909

		10,737,856

Banks - Super Regional — 2.7%
US Bancorp	141,640	4,569,306
Wells Fargo & Co.	260,055	8,584,416

		13,153,722

Beverages - Non-alcoholic — 0.8%
Coca-Cola Co.	105,115	3,985,961

Beverages - Wine/Spirits — 0.8%
Diageo PLC	135,265	4,024,396

Cable/Satellite TV — 1.5%
Comcast Corp., Special Class A	126,715	4,566,808
Time Warner Cable, Inc.	30,210	2,866,627

		7,433,435

Cellular Telecom — 0.2%
Vodafone Group PLC ADR	43,960	1,134,168

Chemicals - Diversified — 2.3%
Dow Chemical Co.	54,175	1,635,543
E.I. du Pont de Nemours & Co.	216,010	9,318,672
Olin Corp.	31,100	644,703

		11,598,918

Coal — 0.1%
CONSOL Energy, Inc.	5,400	169,290
Peabody Energy Corp.	4,100	102,951

		272,241

Coatings/Paint — 0.6%
Kronos Worldwide, Inc.	177,096	2,853,017

Commercial Services - Finance — 2.4%
Automatic Data Processing, Inc.	14,205	806,276
H&R Block, Inc.	306,038	5,517,865
Western Union Co.	440,348	5,552,788

		11,876,929

Computer Services — 1.2%
International Business Machines Corp.	30,600	5,816,142

Security Description	Shares	Value (Note 2)

Computers — 2.2%
Dell, Inc.	577,928	$5,571,226
Hewlett-Packard Co.	399,581	5,190,557

		10,761,783

Computers - Periphery Equipment — 1.1%
Lexmark International, Inc., Class A	217,411	5,289,610

Consumer Products - Misc. — 0.5%
Kimberly-Clark Corp.	29,770	2,551,884

Containers - Paper/Plastic — 0.1%
Packaging Corp. of America	9,800	357,112

Cosmetics & Toiletries — 0.8%
Procter & Gamble Co.	54,195	3,784,437

Diversified Banking Institutions — 1.7%
JPMorgan Chase & Co.	209,085	8,589,212

Diversified Manufacturing Operations — 1.6%
3M Co.	28,615	2,602,534
General Electric Co.	251,275	5,309,441

		7,911,975

Diversified Minerals — 1.2%
BHP Billiton, Ltd.	164,420	5,900,933

Electric - Integrated — 4.1%
American Electric Power Co., Inc.	33,970	1,448,821
Consolidated Edison, Inc.	12,160	678,406
Dominion Resources, Inc.	56,420	2,883,626
Duke Energy Corp.	21,200	1,352,984
Edison International	29,600	1,346,208
FirstEnergy Corp.	38,225	1,623,034
NextEra Energy, Inc.	42,270	2,904,372
Northeast Utilities	33,045	1,280,163
PPL Corp.	24,720	725,532
Public Service Enterprise Group, Inc.	64,065	1,927,716
Southern Co.	65,735	2,862,759
Wisconsin Energy Corp.	34,110	1,280,148

		20,313,769

Electric - Transmission — 0.2%
ITC Holdings Corp.	9,615	755,258

Electronic Components - Semiconductors — 1.6%
Intel Corp.	399,662	7,821,385

Enterprise Software/Service — 1.1%
CA, Inc.	244,858	5,426,053

Finance - Credit Card — 0.7%
American Express Co.	59,940	3,350,646

Food - Misc./Diversified — 3.6%
General Mills, Inc.	61,525	2,521,910
H.J. Heinz Co.	33,200	1,940,872
Kraft Foods Group, Inc.†	156,835	7,092,079
Mondelez International, Inc., Class A	96,845	2,507,317
Unilever NV	96,185	3,638,678

		17,700,856

Gas - Distribution — 0.3%
Sempra Energy	20,055	1,372,163

Gold Mining — 0.2%
Barrick Gold Corp.	30,640	1,063,848

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	12,660	1,003,178

Industrial Gases — 0.4%
Praxair, Inc.	20,115	2,156,529

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Instruments - Controls — 0.5%
Honeywell International, Inc.	41,685	$2,556,541

Insurance - Life/Health — 0.6%
Prudential Financial, Inc.	58,415	3,044,590

Insurance - Multi-line — 0.6%
ACE, Ltd.	38,575	3,056,297

Insurance - Property/Casualty — 1.4%
Chubb Corp.	39,695	3,056,118
Travelers Cos., Inc.	57,550	4,075,691

		7,131,809

Machinery - Construction & Mining — 1.0%
Caterpillar, Inc.	58,785	5,010,833

Machinery - Farming — 1.1%
Deere & Co.	65,645	5,517,462

Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.	18,645	1,077,308

Medical - Drugs — 8.8%
Abbott Laboratories	32,465	2,110,225
Bristol-Myers Squibb Co.	245,784	8,019,932
Johnson & Johnson	144,430	10,071,104
Merck & Co., Inc.	241,772	10,710,500
Pfizer, Inc.	501,677	12,551,958

		43,463,719

Metal - Copper — 1.4%
Southern Copper Corp.	189,508	6,879,140

Metal - Diversified — 0.4%
Rio Tinto, Ltd.	28,890	1,771,288

Multimedia — 0.3%
Walt Disney Co.	27,875	1,384,273

Oil Companies - Exploration & Production — 0.7%
EQT Corp.	22,400	1,345,344
Occidental Petroleum Corp.	30,590	2,300,674

		3,646,018

Oil Companies - Integrated — 6.7%
Chevron Corp.	139,727	14,767,747
ConocoPhillips	27,800	1,582,932
Exxon Mobil Corp.	78,210	6,893,429
Marathon Oil Corp.	57,525	1,774,646
Marathon Petroleum Corp.	29,520	1,757,621
Phillips 66	17,900	937,423
Royal Dutch Shell PLC, Class A	26,420	884,461
Total SA ADR	88,405	4,434,395

		33,032,654

Oil - Field Services — 0.3%
Schlumberger, Ltd.	22,485	1,610,376

Paper & Related Products — 0.4%
MeadWestvaco Corp.	63,570	1,964,949

Pipelines — 1.2%
Enbridge, Inc.	105,830	4,284,978
Kinder Morgan, Inc.	16,810	568,346
Spectra Energy Corp.	46,480	1,299,116

		6,152,440

Printing - Commercial — 1.1%
R.R. Donnelley & Sons Co.	577,314	5,426,752

Publishing - Newspapers — 1.1%
Gannett Co., Inc.	317,843	5,689,390

Security Description	Shares/ Principal Amount	Value (Note 2)

Real Estate Investment Trusts — 0.3%
American Tower Corp.	240	$17,983
Weyerhaeuser Co.	50,880	1,402,253

		1,420,236

Retail - Apparel/Shoe — 0.9%
Limited Brands, Inc.	82,545	4,304,722

Retail - Building Products — 1.4%
Home Depot, Inc.	106,510	6,930,606

Retail - Computer Equipment — 1.3%
GameStop Corp., Class A	245,966	6,456,607

Retail - Discount — 0.4%
Wal-Mart Stores, Inc.	26,450	1,904,929

Retail - Office Supplies — 1.2%
Staples, Inc.	487,740	5,706,558

Retail - Restaurants — 2.1%
McDonald’s Corp.	116,726	10,159,831

Telecom Services — 0.2%
BCE, Inc.	24,990	1,057,077

Telecommunication Equipment — 0.0%
Harris Corp.	2,854	134,509

Telephone - Integrated — 5.3%
AT&T, Inc.	321,354	10,967,812
CenturyLink, Inc.	111,200	4,319,008
Verizon Communications, Inc.	246,060	10,856,167

		26,142,987

Tobacco — 5.7%
Altria Group, Inc.	226,549	7,659,622
Lorillard, Inc.	69,432	8,412,381
Philip Morris International, Inc.	70,115	6,301,936
Reynolds American, Inc.	131,392	5,744,458

		28,118,397

Toys — 0.4%
Mattel, Inc.	49,745	1,865,935

Transport - Rail — 1.2%
Canadian National Railway Co.	41,245	3,705,039
Union Pacific Corp.	19,535	2,398,507

		6,103,546

Transport - Services — 0.5%
United Parcel Service, Inc., Class B	31,285	2,287,246

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	13,009	887,084

Water — 0.4%
American Water Works Co., Inc.	55,050	2,101,259

Total Long-Term Investment Securities
(cost $417,614,137)		466,333,982

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Time Deposits — 2.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012 (cost $11,018,000)	$11,018,000	11,018,000

REPURCHASE AGREEMENT — 3.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $14,903,000)	14,903,000	14,903,000

TOTAL INVESTMENTS
(cost $443,535,137)(2)	99.7%	492,254,982
Other assets less liabilities	0.3	1,336,925

NET ASSETS	100.0%	$493,591,907

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$26,812,477	$—	$—	$26,812,477
Medical-Drugs	43,463,719	—	—	43,463,719
Oil Companies-Integrated	33,032,654	—	—	33,032,654
Telephone-Integrated	26,142,987	—	—	26,142,987
Tobacco	28,118,397	—	—	28,118,397
Other Industries*	308,763,748	—	—	308,763,748
Short-Term Investment Securities:
Time Deposits	—	11,018,000	—	11,018,000
Repurchase Agreement	—	14,903,000	—	14,903,000

Total	$466,333,982	$25,921,000	$—	$492,254,982

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Industry Allocation*

Banks — Commercial	19.9%
Oil Companies — Integrated	6.9
Auto — Cars/Light Trucks	6.4
Electronic Components — Semiconductors	5.9
Oil Companies — Exploration & Production	4.4
Cellular Telecom	4.2
Semiconductor Components — Integrated Circuits	4.0
Registered Investment Companies	3.6
Electronic Components — Misc.	2.8
Diversified Operations	2.5
Metal — Diversified	2.4
Food — Misc./Diversified	2.3
Metal — Iron	2.2
Computers	2.2
Casino Hotels	2.2
Brewery	2.0
Coal	2.0
Time Deposits	1.7
Finance — Mortgage Loan/Banker	1.6
Real Estate Operations & Development	1.6
Water	1.5
Diversified Financial Services	1.4
Computer Services	1.4
Insurance — Multi-line	1.3
Auto/Truck Parts & Equipment — Original	1.3
Oil Refining & Marketing	1.1
Airlines	1.0
Computers — Periphery Equipment	1.0
Shipbuilding	0.9
Electric — Integrated	0.9
Investment Management/Advisor Services	0.8
Motorcycle/Motor Scooter	0.8
Tobacco	0.7
Gold Mining	0.7
Internet Content — Entertainment	0.6
Non-Ferrous Metals	0.6
Appliances	0.6
Retail — Misc./Diversified	0.5
Building — Residential/Commercial	0.5
Building Products — Cement	0.5
Audio/Video Products	0.4
Applications Software	0.4
Commercial Services — Finance	0.4
Steel — Producers	0.4
Food — Canned	0.4
Athletic Footwear	0.4
Insurance — Property/Casualty	0.4
Food — Flour & Grain	0.3
Chemicals — Diversified	0.3
Housewares	0.3
Transport — Rail	0.3
Distribution/Wholesale	0.3
Public Thoroughfares	0.3

103.5%

Country Allocation*

South Korea	16.0%
China	13.4
Brazil	9.8
Taiwan	8.1
Russia	7.1
Hong Kong	6.8
South Africa	6.5
India	6.3
Turkey	5.6
United States	5.3
Thailand	5.1
Cayman Islands	2.5
Poland	2.2
Bermuda	1.7
United Kingdom	1.5
Mexico	1.5
Ireland	0.8
Malaysia	0.8
Hungary	0.7
Kazakhstan	0.6
Panama	0.5
Egypt	0.4
Cyprus	0.3

103.5%

*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 91.2%
Bermuda — 1.7%
Digital China Holdings, Ltd.	1,205,000	$2,005,690
Jardine Matheson Holdings, Ltd.	106,400	6,279,728
Skyworth Digital Holdings, Ltd.#	5,520,000	2,941,550

		11,226,968

Brazil — 2.8%
Cia de Saneamento Basico do Estado de Sao Paulo	170,980	6,921,457
Cielo SA	102,600	2,672,075
Ez Tec Empreendimentos e Participacoes SA	148,500	1,794,398
M Dias Branco SA	71,300	2,376,778
MRV Engenharia e Participacoes SA	593,800	3,142,961
Obrascon Huarte Lain Brasil SA	203,920	1,813,216

		18,720,885

Cayman Islands — 2.5%
China Shanshui Cement Group, Ltd.	4,259,000	2,901,541
Dongyue Group#	3,967,000	2,211,225
NetEase, Inc. ADR†	94,720	4,154,419
TPK Holding Co., Ltd.	434,000	6,931,094

		16,198,279

China — 13.4%
Bank of China, Ltd.	15,926,000	6,719,571
China Construction Bank Corp.	19,752,000	15,138,562
China Minsheng Banking Corp., Ltd.#	7,883,000	7,750,569
China Shenhua Energy Co., Ltd.#	1,975,000	8,090,920
Dongfeng Motor Group Co., Ltd.#	5,022,000	7,063,018
Great Wall Motor Co., Ltd.#	1,740,000	5,736,239
Guangzhou R&F Properties Co., Ltd.#	1,826,400	3,115,404
Industrial & Commercial Bank of China, Ltd.	22,304,000	15,051,214
PetroChina Co., Ltd.	8,182,000	10,916,090
Ping An Insurance Group Co.#	1,122,000	8,469,072

		88,050,659

Cyprus — 0.3%
Globaltrans Investment PLC GDR	132,700	2,032,964

Egypt — 0.4%
Commercial International Bank Egypt SAE	437,700	2,302,742

Hong Kong — 6.8%
China Mobile, Ltd.	518,500	5,914,093
China Mobile, Ltd. ADR	47,820	2,721,914
China Overseas Land & Investment, Ltd.#	1,856,000	5,472,065
CNOOC, Ltd.	6,550,000	13,944,801
Guangdong Investment, Ltd.#	4,424,000	3,596,191
Lenovo Group, Ltd.#	8,172,000	7,697,298
SJM Holdings, Ltd.	2,390,000	5,624,836

		44,971,198

Hungary — 0.7%
OTP Bank PLC	257,930	4,866,878

India — 6.3%
Bajaj Auto, Ltd.	140,000	4,974,961
HCL Technologies, Ltd.	237,520	2,830,197
Housing Development Finance Corp.	697,153	10,728,684
Infosys, Ltd. ADR#	199,200	8,854,440
Oil & Natural Gas Corp., Ltd.	1,254,000	6,109,201
Tata Motors, Ltd. ADR	306,550	7,685,209

		41,182,692

Ireland — 0.8%
Dragon Oil PLC#	615,760	5,475,299

Kazakhstan — 0.6%
KazMunaiGas Exploration Production GDR	212,854	3,980,370

Security Description	Shares	Value (Note 2)

Malaysia — 0.8%
UMW Holdings Bhd	1,457,000	$5,090,333

Mexico — 1.5%
Compartamos SAB de CV	1,914,710	2,891,285
Grupo Financiero Banorte SAB de CV, Class O	1,276,020	7,282,128

		10,173,413

Panama — 0.5%
Copa Holdings SA, Class A	31,400	2,977,976

Poland — 2.2%
KGHM Polska Miedz SA	163,411	9,266,067
Powszechna Kasa Oszczednosci Bank Polski SA	469,310	5,182,372

		14,448,439

Russia — 7.1%
Lukoil OAO ADR†	197,910	12,454,476
MMC Norilsk Nickel OJSC ADR#	425,673	6,751,174
Mobile Telesystems OJSC ADR	451,760	7,874,177
Sberbank of Russia ADR	967,241	11,413,444
Tatneft ADR (LSE)	111,966	4,431,614
Tatneft ADR (OTC)	91,710	3,629,882

		46,554,767

South Africa — 6.5%
AVI, Ltd.	519,290	3,374,941
Clicks Group, Ltd.	491,480	3,482,773
Exxaro Resources, Ltd.	285,305	4,956,510
Imperial Holdings, Ltd.	298,640	6,334,981
Kumba Iron Ore, Ltd.	77,705	4,754,738
MTN Group, Ltd.	617,200	11,359,718
Tiger Brands, Ltd.	245,764	8,279,303

		42,542,964

South Korea — 16.0%
BS Financial Group, Inc.	365,390	4,082,947
Grand Korea Leisure Co., Ltd.	99,320	2,838,762
Halla Climate Control Corp.	142,240	3,198,545
Hyundai Marine & Fire Insurance Co., Ltd.	80,250	2,478,979
Hyundai Motor Co.	57,851	12,047,283
Kangwon Land, Inc.	205,560	5,875,312
Kia Motors Corp.	164,820	9,421,765
Korea Zinc Co., Ltd.	8,970	3,615,833
KT&G Corp.	60,842	4,815,219
Samsung Electronics Co., Ltd.	27,238	35,366,512
Samsung Heavy Industries Co., Ltd.	180,130	6,063,387
SK Hynix, Inc.†	137,270	3,093,123
SK Innovation Co., Ltd.	44,930	6,866,985
Woori Finance Holdings Co., Ltd.	567,840	5,322,599

		105,087,251

Taiwan — 8.1%
Asustek Computer, Inc.	619,000	6,828,302
Chicony Electronics Co., Ltd.	1,311,670	3,074,438
Chipbond Technology Corp.	1,502,000	2,910,532
Hon Hai Precision Industry Co., Ltd.	994,700	3,190,819
Hon Hai Precision Industry Co., Ltd. GDR	540,136	3,402,857
Lite-On Technology Corp.	2,315,660	3,164,167
Pou Chen Corp.	2,559,000	2,642,321
Radiant Opto-Electronics Corp.	948,880	4,294,683
Realtek Semiconductor Corp.	1,300,140	2,622,297
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,237,130	21,365,235

		53,495,651

Thailand — 5.1%
Charoen Pokphand Foods PCL	6,337,400	6,762,784
Kasikornbank PCL NVDR#	1,433,700	8,735,806

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Thailand (continued)
Krung Thai Bank PCL	8,191,800	$4,804,575
PTT PCL	806,900	8,413,425
Thai Union Frozen Products PCL	1,176,200	2,654,019
Thanachart Capital PCL	2,068,400	2,409,427

		33,780,036

Turkey — 5.6%
Arcelik AS	593,105	3,601,415
Eregli Demir ve Celik Fabrikalari TAS	2,118,220	2,667,261
Koza Altin Isletmeleri AS	189,350	4,726,200
Turk Hava Yollari†	1,177,640	3,466,652
Turkiye Garanti Bankasi AS	1,716,950	8,148,270
Turkiye Halk Bankasi AS	509,400	4,931,930
Turkiye Is Bankasi, Class C	2,146,550	6,919,511
Turkiye Sise ve Cam Fabrikalari AS	1,386,283	2,040,420

		36,501,659

United Kingdom — 1.5%
Old Mutual PLC	1,898,600	5,217,178
Standard Chartered PLC#	211,400	4,961,634

		10,178,812

Total Common Stock
(cost $550,272,109)		599,840,235

PREFERRED STOCK — 7.0%
Brazil — 7.0%
Cia de Bebidas das Americas ADR	315,780	13,139,606
Cia Energetica de Minas Gerais ADR	456,640	5,589,273
Itau Unibanco Holding SA ADR	774,010	11,726,251
Petroleo Brasileiro SA ADR	314,140	5,513,157
Vale SA ADR	595,330	10,174,190

Total Preferred Stock
(cost $52,623,050)		46,142,477

Total Long-Term Investment Securities
(cost $602,895,159)		645,982,712

Securities Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 5.3%
Registered Investment Companies — 3.6%
State Street Navigator Securities Lending Prime Portfolio(1)	23,359,720	$23,359,720

Time Deposit — 1.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012	$11,156,000	11,156,000

Total Short-Term Investment Securities
(cost $34,515,720)		34,515,720

TOTAL INVESTMENTS —
(cost $637,410,879)(2)	103.5%	680,498,432
Liabilities in excess of other assets	(3.5)	(23,005,321)

NET ASSETS —	100.0%	$657,493,111

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At November 30, 2012, the Fund had loaned securities with a total value of $22,520,770 This was secured by collateral of $23,359,720, which was received in cash and subsequently invested in short-term investments currently valued at $23,359,720 as reported in the portfolio of investments. Additional collateral of $34,941 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
United States Treasury Notes/Bonds	0.38% to 4.25%	08/31/2013 to 03/15/2015	$34,941

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

LSE—London Stock Exchange

NVDR—Non-Voting Depository Receipt

OTC—Over The Counter US

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
China	$88,050,659	$—	$—	$88,050,659
Hong Kong	44,971,198	—	—	44,971,198
India	41,182,692	—	—	41,182,692
Russia	46,554,767	—	—	46,554,767
South Africa	42,542,964	—	—	42,542,964
South Korea	105,087,251	—	—	105,087,251
Taiwan	53,495,651	—	—	53,495,651
Thailand	33,780,036	—	—	33,780,036
Turkey	36,501,659	—	—	36,501,659
Other Countries*	107,673,358	—	—	107,673,358
Preferred Stock:
Brazil	46,142,477	—	—	46,142,477
Short-Term Investment Securities:
Registered Investment Companies	23,359,720	—	—	23,359,720
Time Deposits	—	11,156,000	—	11,156,000

Total	$669,342,432	$11,156,000	$—	$680,498,432

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Diversified Banking Institutions	12.1%
Medical — Drugs	9.4
Oil Companies — Integrated	8.2
Insurance — Life/Health	6.7
Registered Investment Companies	6.6
Telecom Services	6.0
Insurance — Multi-line	3.5
Food — Retail	3.4
Insurance — Reinsurance	2.8
Electronic Components — Misc.	2.3
Diversified Financial Services	2.2
Telephone — Integrated	2.1
Electronic Components — Semiconductors	2.1
Auto — Cars/Light Trucks	2.0
Cellular Telecom	1.9
Human Resources	1.8
Investment Management/Advisor Services	1.5
Electric — Integrated	1.5
Retail — Building Products	1.4
Oil Refining & Marketing	1.3
Diversified Manufacturing Operations	1.2
Chemicals — Diversified	1.2
Finance — Investment Banker/Broker	1.2
Aerospace/Defense	1.1
Publishing — Books	1.1
Semiconductor Components — Integrated Circuits	1.1
Steel — Producers	1.1
Oil & Gas Drilling	1.1
Security Services	1.0
Internet Security	1.0
Retail — Major Department Stores	1.0
Insurance — Property/Casualty	1.0
Computers	0.9
Import/Export	0.9
Distribution/Wholesale	0.9
Banks — Commercial	0.9
Building & Construction — Misc.	0.9
Airlines	0.8
Oil — Field Services	0.8
Metal — Iron	0.8
Building Products — Cement	0.8
Oil Companies — Exploration & Production	0.7
Wireless Equipment	0.7
Chemicals — Other	0.7
Containers — Metal/Glass	0.7
Chemicals — Specialty	0.5
Food — Wholesale/Distribution	0.4
Energy — Alternate Sources	0.4
Food — Misc./Diversified	0.3
Apparel Manufacturers	0.3
Metal Products — Distribution	0.3
Machinery — General Industrial	0.2
Power Converter/Supply Equipment	0.2
Medical Instruments	0.2
Medical — Biomedical/Gene	0.2
U.S. Government Agencies	0.1
Time Deposits	0.1

105.6%

Country Allocation*

United Kingdom	21.5%
France	14.8
Switzerland	11.4
Netherlands	10.9
United States	6.8
South Korea	6.6
Germany	5.2

Norway	5.2
Japan	4.9
Canada	2.7
Taiwan	2.0
Singapore	2.0
Italy	1.5
India	1.3
Spain	1.2
Brazil	1.1
Cayman Islands	1.1
China	1.0
Hong Kong	1.0
Sweden	0.9
Belgium	0.9
Ireland	0.8
Bermuda	0.3
Australia	0.3
Denmark	0.2

105.6%

*	Calculated as a percentage of net assets

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.7%
Australia — 0.3%
Billabong International, Ltd.	2,479,670	$2,380,760

Belgium — 0.9%
KBC Groep NV	239,734	7,222,528

Bermuda — 0.3%
First Pacific Co., Ltd.	2,330,000	2,453,201

Canada — 2.7%
Ensign Energy Services, Inc.	225,700	3,274,110
Suncor Energy, Inc.#	190,800	6,234,830
Talisman Energy, Inc.#	534,640	6,017,290
Trican Well Service, Ltd.#	552,800	6,833,829

		22,360,059

Cayman Islands — 1.1%
Kingboard Chemical Holdings, Ltd.	1,995,000	5,920,492
Trina Solar, Ltd. ADR†#	1,008,740	2,895,084

		8,815,576

China — 1.0%
China Telecom Corp., Ltd.	11,947,823	6,505,614
Shanghai Electric Group Co., Ltd.#	5,540,000	2,180,202

		8,685,816

Denmark — 0.2%
Vestas Wind Systems A/S†#	389,071	1,867,253

France — 14.8%
AXA SA	996,452	16,374,157
BNP Paribas SA	420,550	23,488,623
Carrefour SA	382,660	9,448,241
France Telecom SA	732,465	7,753,276
GDF Suez	172,090	3,870,825
Ipsen SA	88,550	2,516,904
Sanofi	255,750	22,837,405
Societe Generale SA†	412,383	14,912,518
Total SA	279,300	13,975,806
Vivendi SA	417,982	8,980,385

		124,158,140

Germany — 5.2%
Deutsche Lufthansa AG	431,830	7,166,231
E.ON SE	445,220	8,019,582
Kloeckner & Co. SE†#	211,880	2,231,491
Merck KGaA	50,730	6,785,728
Muenchener Rueckversicherungs AG	54,740	9,343,970
Siemens AG	99,875	10,300,476

		43,847,478

Hong Kong — 1.0%
China Mobile, Ltd.	701,500	8,001,419

India — 1.3%
Reliance Industries, Ltd. GDR (LSE)*	94,320	2,775,838
Reliance Industries, Ltd. GDR (OTC)*	272,250	8,012,317

		10,788,155

Ireland — 0.8%
CRH PLC	352,760	6,445,891

Italy — 1.5%
UniCredit SpA†	2,772,333	12,907,904

Japan — 4.9%
ITOCHU Corp.	759,600	7,592,775
Mazda Motor Corp.†#	2,066,000	3,258,082
NKSJ Holdings, Inc.	418,999	7,944,386
Toyota Motor Corp.	320,900	13,760,921

Security Description	Shares	Value (Note 2)

Japan (continued)
Trend Micro, Inc.#	309,900	$8,078,790

		40,634,954

Netherlands — 10.9%
Aegon NV	2,326,133	13,380,699
Akzo Nobel NV	177,000	10,114,878
ING Groep NV CVA†	4,371,814	39,288,644
Koninklijke Philips Electronics NV	430,660	11,123,491
Randstad Holding NV	236,610	7,694,621
Reed Elsevier NV	654,324	9,450,150

		91,052,483

Norway — 5.2%
Statoil ASA	746,520	18,252,967
Telenor ASA	1,244,458	25,265,060

		43,518,027

Singapore — 2.0%
Flextronics International, Ltd.†	1,326,280	7,679,161
Singapore Telecommunications, Ltd.	3,282,999	8,902,775

		16,581,936

South Korea — 6.6%
Hana Financial Group, Inc.	56,000	1,737,637
KB Financial Group, Inc.	506,733	16,682,857
KIWOOM Securities Co., Ltd.	89,050	5,156,241
Korea Investment Holdings Co., Ltd.	129,250	4,696,853
POSCO	30,835	9,211,915
Samsung Electronics Co., Ltd.	13,759	17,865,036

		55,350,539

Spain — 1.2%
Telefonica SA	790,935	10,379,090
Telefonica SA ADR#	859	11,193

		10,390,283

Sweden — 0.9%
Getinge AB, Class B	56,974	1,836,808
Telefonaktiebolaget LM Ericsson, Class B	637,260	5,938,380

		7,775,188

Switzerland — 11.4%
Basilea Pharmaceutica†#	33,210	1,519,482
Credit Suisse Group AG#	1,163,478	27,545,816
Lonza Group AG†	86,480	4,166,755
Noble Corp.	169,310	5,839,502
Novartis AG	166,100	10,279,308
Roche Holding AG	102,700	20,214,179
Swiss Re AG†	195,810	14,104,152
UBS AG (ZSE)†	319,539	4,999,801
UBS AG (NYSE)†	441,010	6,928,267

		95,597,262

Taiwan — 2.0%
Compal Electronics, Inc.	11,335,528	7,666,522
Siliconware Precision Industries Co.	8,689,000	9,405,557

		17,072,079

United Kingdom — 21.5%
Aviva PLC	3,032,028	17,026,469
BAE Systems PLC	1,818,520	9,536,027
BP PLC	1,687,372	11,667,979
BP PLC ADR	180	7,517
Carillion PLC#	1,538,340	7,174,604
G4S PLC	2,215,310	8,773,772

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
GlaxoSmithKline PLC	797,981	$17,061,394
Hays PLC	6,300,480	7,853,380
Kingfisher PLC	2,660,645	11,850,457
Lloyds Banking Group PLC†	14,357,580	10,695,248
Man Group PLC	10,081,930	12,405,329
Marks & Spencer Group PLC	1,280,880	8,015,748
Premier Foods PLC†#	1,975,131	3,029,968
Rexam PLC	816,270	5,724,186
Royal Dutch Shell PLC, Class A	167,235	5,604,913
Royal Dutch Shell PLC, Class B	268,205	9,257,991
SIG PLC#	4,032,874	7,294,776
Tesco PLC	3,688,800	19,213,454
Vodafone Group PLC	2,846,087	7,348,215

		179,541,427

Total Common Stock
(cost $862,981,513)		817,448,358

PREFERRED STOCK — 1.1%
Brazil — 1.1%
Petroleo Brasileiro SA ADR	147,700	2,592,135
Vale SA ADR	381,944	6,527,423

Total Preferred Stock
(cost $9,111,586)		9,119,558

Total Long - Term Investment Securities
(cost $872,093,099)		826,567,916

SHORT-TERM INVESTMENT SECURITIES — 6.8%
Registered Investment Companies — 6.6%
State Street Navigator Securities Lending Prime Portfolio(2)	55,564,136	55,564,136

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012	$669,000	669,000

U.S. Government Agencies — 0.1%
Federal Home Loan Bank Disc. Notes 0.00% due 12/03/2012	1,000,000	1,000,000

Total Short-Term Investment Securities
(cost $57,233,136)		57,233,136

TOTAL INVESTMENTS
(cost $929,326,235)(1)	105.6%	883,801,052
Liabilities in excess of other assets	(5.6)	(47,132,463)

NET ASSETS —	100.0%	$836,668,589

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2012, the aggregate value of these securities was $10,788,155 representing 1.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 5 for cost of Investments on a tax basis.
(2)	At November 30, 2012, the Fund had loaned securities with a total value of $52,507,086. This was secured by collateral of $55,564,136 which was received in cash and subsequently invested in short-term investments currently valued at $55,564,136 as reported in the portfolio of investments. Additional collateral of $6,931 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
United States Treasury Notes/Bonds	0.25% to 0.75%	06/30/2013 to 01/31/2014	$6,931

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

GDR—Global Depository Receipt

LSE—London Stock Exchange

NYSE—New York Stock Exchange

OTC—Over The Counter US

SE—Societas Europaea

ZSE—Zurich Stock Exchange

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$124,158,140	$—	$—	$124,158,140
Germany	43,847,478	—	—	43,847,478
Netherlands	91,052,483	—	—	91,052,483
Norway	43,518,027	—	—	43,518,027
South Korea	55,350,539	—	—	55,350,539
Switzerland	95,597,262	—	—	95,597,262
United Kingdom	179,541,427	—	—	179,541,427
Other Countries*	184,383,002	—	—	184,383,002
Preferred Stock	9,119,558	—	—	9,119,558
Short-Term Investment Securities:
Registered Investment Companies	55,564,136	—	—	55,564,136
Time Deposits	—	669,000	—	669,000
U.S. Government Agencies	—	1,000,000	—	1,000,000

Total	$882,132,052	$1,669,000	$—	$883,801,052

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE —November 30, 2012 (Unaudited)

Industry Allocation*

Real Estate Investment Trusts	72.3%
Real Estate Operations & Development	15.7
Real Estate Management/Services	7.1
Time Deposits	3.1
Brewery	0.9
Casino Hotels	0.8
Hotels/Motels	0.2

100.1%

Country Allocation*

United States	42.9%
Japan	10.5
Hong Kong	9.8
Australia	8.5
United Kingdom	5.8
Canada	5.5
Singapore	5.1
France	4.6
Cayman Islands	2.0
Switzerland	1.5
Netherlands	1.2
Germany	1.2
Sweden	1.0
Bermuda	0.5

100.1%

*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.0%
Australia — 8.5%
BGP Holdings PLC†(1)(2)	479,213	$0
CFS Retail Property Trust Group	2,473,971	5,008,760
Challenger Diversified Property Group	239,380	624,542
Charter Hall Group	361,308	1,187,742
Commonwealth Property Office Fund	3,220,193	3,427,804
Dexus Property Group	4,107,750	4,308,280
GPT Group	221,006	804,940
Stockland	740,436	2,619,516
Westfield Group	674,949	7,339,602
Westfield Retail Trust	1,566,689	4,888,637

		30,209,823

Bermuda — 0.5%
Hong Kong Land Holdings, Ltd.	260,000	1,700,400

Brazil — 0.0%
BR Properties SA	5,300	62,505

Canada — 5.5%
Allied Properties Real Estate Investment Trust	53,276	1,678,702
Boardwalk Real Estate Investment Trust	24,000	1,557,397
Brookfield Office Properties, Inc.	96,000	1,584,940
Calloway Real Estate Investment Trust	62,700	1,786,289
Canadian Apartment Properties REIT	65,797	1,585,725
Canadian Real Estate Investment Trust	47,200	1,975,239
Dundee Real Estate Investment Trust	57,198	2,084,429
H&R Real Estate Investment Trust	73,100	1,710,953
Primaris Retail Real Estate Investment Trust	70,059	1,617,913
RioCan Real Estate Investment Trust	138,500	3,760,351

		19,341,938

Cayman Islands — 2.0%
Shimao Property Holdings, Ltd.	3,473,500	7,036,457

France — 4.6%
Fonciere Des Regions	13,158	1,104,450
ICADE	15,234	1,375,985
Klepierre	81,752	3,134,391
Societe Immobiliere de Location pour l’Industrie et le Commerce	72	8,077
Unibail-Rodamco SE	45,309	10,633,315

		16,256,218

Germany — 1.2%
Deutsche Euroshop AG	43,744	1,791,507
Deutsche Wohnen AG	105,889	2,047,807
GSW Immobilien AG	7,445	315,556

		4,154,870

Hong Kong — 9.8%
Galaxy Entertainment Group, Ltd.†	753,000	2,866,184
Hang Lung Properties, Ltd.	1,630,000	5,962,491
Henderson Land Development Co., Ltd.	1,568,000	11,167,918
Link REIT	1,125,000	6,147,422
Sun Hung Kai Properties, Ltd.	594,504	8,706,383

		34,850,398

Japan — 10.5%
Advance Residence Investment Corp.	507	1,063,387
Japan Retail Fund Investment Corp.	640	1,164,554
Mitsubishi Estate Co., Ltd.	642,000	12,375,059
Mitsui Fudosan Co., Ltd.	439,000	9,154,376
Nippon Building Fund, Inc.	230	2,407,836
Orix JREIT, Inc.	463	2,316,825
Sapporo Holdings, Ltd.	1,104,000	3,334,700
Sumitomo Realty & Development Co., Ltd.	75,000	2,040,699

Security Description	Shares	Value (Note 2)

Japan (continued)
United Urban Investment Corp.	2,898	$3,286,990

		37,144,426

Netherlands — 1.2%
Corio NV	48,558	2,175,907
Eurocommercial Properties NV	53,831	2,098,898

		4,274,805

Singapore — 5.1%
AIMS AMP Capital Industrial REIT	878,835	1,026,004
Cache Logistics Trust	2,687,000	2,619,638
CapitaLand, Ltd.	2,008,000	5,807,177
Keppel REIT	4,139,000	4,170,875
Mapletree Industrial Trust	4,056,000	4,569,064

		18,192,758

Sweden — 1.0%
Castellum AB	155,311	2,117,235
Fabege AB	152,583	1,569,782

		3,687,017

Switzerland — 1.5%
PSP Swiss Property AG†	27,471	2,570,126
Swiss Prime Site AG†	35,520	2,855,552

		5,425,678

United Kingdom — 5.8%
British Land Co. PLC	607,530	5,353,450
Capital & Counties Properties PLC	557,377	2,141,419
Derwent London PLC	77,904	2,577,408
Great Portland Estates PLC	299,744	2,259,506
Hammerson PLC	551,458	4,163,141
Land Securities Group PLC	307,151	3,976,186

		20,471,110

United States — 39.8%
Acadia Realty Trust	70,687	1,754,451
Alexandria Real Estate Equities, Inc.	47,119	3,200,322
American Tower Corp.	137,397	10,295,157
AvalonBay Communities, Inc.	72,180	9,512,602
Boston Properties, Inc.	34,805	3,572,037
CBL & Associates Properties, Inc.	67,200	1,512,672
CubeSmart	124,200	1,713,960
DCT Industrial Trust, Inc.	406,995	2,543,719
DDR Corp.	342,050	5,236,786
DiamondRock Hospitality Co.	159,001	1,389,669
Digital Realty Trust, Inc.	46,508	3,001,626
Duke Realty Corp.	238,792	3,223,692
Equity Residential	81,814	4,541,495
Essex Property Trust, Inc.	43,889	6,165,966
General Growth Properties, Inc.	175,194	3,393,508
HCP, Inc.	57,032	2,569,292
Health Care REIT, Inc.	90,720	5,342,501
Healthcare Realty Trust, Inc.	64,015	1,526,758
Host Hotels & Resorts, Inc.	401,883	5,903,661
Hudson Pacific Properties, Inc.	43,400	840,658
Kilroy Realty Corp.	69,864	3,150,866
Macerich Co.	97,439	5,505,304
Pebblebrook Hotel Trust	63,084	1,315,301
Piedmont Office Realty Trust, Inc.	72,200	1,274,330
Post Properties, Inc.	36,046	1,770,940
Prologis, Inc.	192,440	6,531,414
Public Storage	10,100	1,420,464
Rayonier, Inc.	63,990	3,189,262
Regency Centers Corp.	12,993	608,722

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Retail Opportunity Investments Corp.	103,409	$1,312,260
Senior Housing Properties Trust	46,937	1,049,042
Simon Property Group, Inc.	79,203	12,049,152
SL Green Realty Corp.	38,398	2,894,441
Sovran Self Storage, Inc.	9,562	590,836
Starwood Hotels & Resorts Worldwide, Inc.	13,258	715,402
UDR, Inc.	221,319	5,092,550
Ventas, Inc.	103,904	6,613,490
Vornado Realty Trust	48,000	3,668,640
Weyerhaeuser Co.	195,890	5,398,728

		141,391,676

Total Common Stock
(cost $302,720,303)		344,200,079

RIGHTS† — 0.0%
Switzerland — 0.0%
Swiss Prime Site AG Expires 12/03/2012 (subscription price $16.29) (cost $0)	35,520	38,330

Total Long-Term Investment Securities
(cost $302,720,303)		344,238,409

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 3.1%
Time Deposits — 3.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012 (cost $10,939,000)	$10,939,000	$10,939,000

TOTAL INVESTMENTS —
(cost $313,659,303)(3)	100.1%	355,177,409
Liabilities in excess of other assets	(0.1)	(337,231)

NET ASSETS —	100.0%	$354,840,178

†	Non-income producing security
(1)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$30,209,823	$—	$0	$30,209,823
Canada	19,341,938	—	—	19,341,938
Hong Kong	34,850,398	—	—	34,850,398
Japan	37,144,426	—	—	37,144,426
Singapore	18,192,758	—	—	18,192,758
United Kingdom	20,471,110	—	—	20,471,110
United States	141,391,676	—	—	141,391,676
Other Countries*	42,597,950	—	—	42,597,950
Rights	38,330	—	—	38,330
Short-Term Investment Securities:
Time Deposits	—	10,939,000	—	10,939,000

Total	$344,238,409	$10,939,000	$0	$355,177,409

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Banks — Commercial	5.7%
Medical — Drugs	5.1
Oil Companies — Integrated	3.5
Registered Investment Companies	3.2
Oil Companies — Exploration & Production	3.0
Insurance — Multi-line	2.9
Computers	2.8
Diversified Banking Institutions	2.6
Telephone — Integrated	2.3
Food — Misc./Diversified	2.2
Real Estate Investment Trusts	2.1
Multimedia	2.1
Insurance — Life/Health	2.1
Beverages — Non-alcoholic	2.0
Auto — Cars/Light Trucks	1.7
Diversified Minerals	1.6
Cable/Satellite TV	1.6
Chemicals — Diversified	1.6
Cosmetics & Toiletries	1.6
Applications Software	1.4
Medical — Wholesale Drug Distribution	1.3
Insurance — Property/Casualty	1.3
Diversified Manufacturing Operations	1.2
Time Deposits	1.2
Electric Products — Misc.	1.2
Transport — Rail	1.1
Investment Management/Advisor Services	1.1
Web Portals/ISP	1.0
Containers — Metal/Glass	1.0
Semiconductor Components — Integrated Circuits	1.0
Computer Services	0.9
Finance — Credit Card	0.9
Medical — HMO	0.9
Commercial Services — Finance	0.9
Retail — Drug Store	0.9
Food — Retail	0.9
Consumer Products — Misc.	0.9
Oil & Gas Drilling	0.8
Electric — Integrated	0.8
Enterprise Software/Service	0.8
Insurance — Reinsurance	0.8
E — Commerce/Services	0.8
Chemicals — Specialty	0.8
Water	0.8
Medical — Biomedical/Gene	0.7
Retail — Apparel/Shoe	0.7
Publishing — Books	0.7
Food — Confectionery	0.7
Finance — Other Services	0.7
Medical Products	0.7
Building & Construction — Misc.	0.7
Real Estate Operations & Development	0.6
Aerospace/Defense	0.6
Networking Products	0.6
Advertising Agencies	0.6
Semiconductor Equipment	0.6
Auto/Truck Parts & Equipment — Original	0.6
Gas — Distribution	0.6
Data Processing/Management	0.5
Gold Mining	0.5
Public Thoroughfares	0.5
Building & Construction Products — Misc.	0.5
Telecom Services	0.4
Non-Hazardous Waste Disposal	0.4
Electronic Components — Misc.	0.4
Electronic Components — Semiconductors	0.4
Industrial Automated/Robotic	0.4
Industrial Gases	0.4
Retail — Jewelry	0.4

Retail — Restaurants	0.4
Cellular Telecom	0.4
Diversified Operations/Commercial Services	0.4
Television	0.4
Metal Processors & Fabrication	0.3
Machinery — Construction & Mining	0.3
Computers — Memory Devices	0.3
Retail — Misc./Diversified	0.3
Soap & Cleaning Preparation	0.3
Oil — Field Services	0.3
Retail — Major Department Stores	0.3
Theaters	0.3
Broadcast Services/Program	0.3
U.S. Government Treasuries	0.3
Dental Supplies & Equipment	0.3
Agricultural Chemicals	0.3
Banks — Super Regional	0.3
Medical Labs & Testing Services	0.3
Oil Refining & Marketing	0.3
Publishing — Periodicals	0.3
Sugar	0.3
Coffee	0.3
Apparel Manufacturers	0.3
Finance — Investment Banker/Broker	0.3
Gas — Transportation	0.3
Medical Instruments	0.2
Airport Development/Maintenance	0.2
Building Products — Cement	0.2
Food — Baking	0.2
Investment Companies	0.2
Building — Residential/Commercial	0.2
Respiratory Products	0.2
Pipelines	0.2
Diversified Operations	0.2
Electronic Forms	0.2
Machine Tools & Related Products	0.2
Medical — Generic Drugs	0.2
Office Supplies & Forms	0.2
Photo Equipment & Supplies	0.2
Metal — Copper	0.2
Distribution/Wholesale	0.2
Hotels/Motels	0.1
Building — Heavy Construction	0.1
Human Resources	0.1
Machinery — General Industrial	0.1
Computer Data Security	0.1
Multilevel Direct Selling	0.1
Silver Mining	0.1
Real Estate Management/Services	0.1
Insurance Brokers	0.1
Vitamins & Nutrition Products	0.1
Office Automation & Equipment	0.1
Filtration/Separation Products	0.1
Machinery — Farming	0.1
Electronic Measurement Instruments	0.1
Finance — Leasing Companies	0.1
Building Products — Doors & Windows	0.1
Retail — Auto Parts	0.1
Resorts/Theme Parks	0.1
Commercial Services	0.1
Machinery — Electrical	0.1
Audio/Video Products	0.1
Security Services	0.1
Steel Pipe & Tube	0.1
Coatings/Paint	0.1
Textile — Products	0.1
Therapeutics	0.1
Containers — Paper/Plastic	0.1
Mining Services	0.1

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited) — (continued)

Industry Allocation* (continued)

Publishing — Newspapers	0.1
Engineering/R&D Services	0.1
Tools — Hand Held	0.1
Recreational Vehicles	0.1
Shipbuilding	0.1

102.7%

Country Allocation*

United States	52.9%
United Kingdom	8.9
Japan	8.0
Canada	4.9
Germany	4.3
France	4.0
Switzerland	4.0
Australia	3.7
Sweden	1.4
Netherlands	1.4
Spain	1.4
Bermuda	1.1
Ireland	1.1
Hong Kong	1.0
Italy	1.0
Singapore	0.8
Norway	0.5
Belgium	0.4
Denmark	0.3
Greece	0.3
Austria	0.3
Israel	0.2
Finland	0.2
Luxembourg	0.2
Jersey	0.2
Cayman Islands	0.1
New Zealand	0.1

102.7%

*	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.6%
Australia — 3.7%
AGL Energy, Ltd.	7,555	$113,299
ALS, Ltd.	1,820	18,044
Alumina, Ltd.	22,765	22,570
Amcor, Ltd.	17,534	144,558
AMP, Ltd.	37,402	179,550
Asciano, Ltd.	6,228	28,273
ASX, Ltd.	724	22,244
Australia & New Zealand Banking Group, Ltd.	34,176	868,825
BGP Holdings PLC†(1)(3)	60,919	0
BHP Billiton, Ltd.	44,152	1,584,588
Boral, Ltd.	2,429	10,190
Brambles, Ltd.	23,970	181,109
Caltex Australia, Ltd.	3,579	68,277
Coca-Cola Amatil, Ltd.	14,598	209,322
Cochlear, Ltd.	358	28,170
Commonwealth Bank of Australia	19,192	1,195,517
Computershare, Ltd.	8,455	76,766
CSL, Ltd.	6,309	340,396
Dexus Property Group	16,992	17,822
Fortescue Metals Group, Ltd.	25,318	103,309
Goodman Group	15,593	75,181
GPT Group	10,789	39,295
Iluka Resources, Ltd.	6,376	54,762
Incitec Pivot, Ltd.	21,309	70,050
Insurance Australia Group, Ltd.	18,296	88,404
Lynas Corp., Ltd.†	12,554	8,385
Macquarie Group, Ltd.	4,982	170,326
Mirvac Group	11,554	17,725
National Australia Bank, Ltd.	28,562	724,317
Orica, Ltd.	5,521	138,742
Origin Energy, Ltd.	21,373	244,907
OZ Minerals, Ltd.	4,059	31,134
QBE Insurance Group, Ltd.	12,626	144,151
QR National, Ltd.†	13,975	52,649
Ramsay Health Care, Ltd.	1,969	54,618
Santos, Ltd.	4,566	53,083
Sims Metal Management, Ltd.	2,528	23,691
Sonic Healthcare, Ltd.	5,736	80,453
SP AusNet	44,806	49,565
Stockland	26,024	92,068
Suncorp Group, Ltd.	15,419	155,924
Sydney Airport	8,277	30,664
Telstra Corp., Ltd.	59,176	266,169
Transurban Group	24,159	156,569
Wesfarmers, Ltd.	13,536	502,185
Wesfarmers, Ltd. PPS	3,143	121,099
Westfield Group	38,042	413,680
Westfield Retail Trust	22,525	70,286
Westpac Banking Corp.	38,128	1,014,654
Whitehaven Coal, Ltd.	7,305	22,642
Woodside Petroleum, Ltd.	5,926	209,032

		10,389,239

Austria — 0.3%
OMV AG	22,561	806,310

Belgium — 0.4%
Ageas	3,984	106,478
Belgacom SA	18,837	553,421
Colruyt SA	5,133	236,187
KBC Groep NV	779	23,469
Umicore SA	1,791	93,043

		1,012,598

Security Description	Shares	Value (Note 2)

Bermuda — 1.1%
Arch Capital Group, Ltd.†#	31,072	$1,401,347
Aspen Insurance Holdings, Ltd.	15,671	490,502
Axis Capital Holdings, Ltd.	13,931	501,098
Cheung Kong Infrastructure Holdings, Ltd.	18,000	109,391
Everest Re Group, Ltd.	964	104,565
First Pacific Co.	20,000	21,058
Kerry Properties, Ltd.	9,500	48,234
Li & Fung, Ltd.	72,000	118,542
NWS Holdings, Ltd.	138,000	223,999
Orient Overseas International, Ltd.	3,000	19,045

		3,037,781

Canada — 4.9%
Agnico-Eagle Mines, Ltd.	3,200	178,435
Agrium, Inc.	2,000	204,238
Alimentation Couche-Tard, Inc., Class B	2,300	113,617
ARC Resources, Ltd.	3,600	90,168
Athabasca Oil Corp.†	3,100	34,703
Bank of Montreal	5,900	354,410
Bank of Nova Scotia	11,600	653,949
Baytex Energy Corp.	1,600	71,032
BCE, Inc.	2,800	118,556
Bonavista Energy Corp.	1,300	21,567
Brookfield Asset Management, Inc., Class A	8,100	281,973
Brookfield Office Properties, Inc.	2,200	36,321
Canadian Imperial Bank of Commerce	3,600	290,653
Canadian National Railway Co.	5,600	503,653
Canadian Natural Resources, Ltd.	14,000	402,940
Canadian Oil Sands, Ltd.	7,000	142,065
Canadian Pacific Railway, Ltd.	1,700	158,645
Canadian Tire Corp., Ltd., Class A	1,100	72,975
Canadian Utilities, Ltd., Class A	1,600	108,304
Catamaran Corp.†	1,200	58,904
Cenovus Energy, Inc.	8,100	272,025
Centerra Gold, Inc.	4,300	38,569
Crescent Point Energy Corp.	3,900	153,157
Eldorado Gold Corp.	12,400	179,131
Empire Co., Ltd., Class A	700	40,618
Encana Corp.	10,400	227,191
Enerplus Corp.	2,000	26,738
Fairfax Financial Holdings, Ltd.	200	68,693
First Quantum Minerals, Ltd.	6,400	131,434
Fortis, Inc.	3,200	107,531
Franco-Nevada Corp.	3,400	192,428
George Weston, Ltd.	2,000	126,642
Gildan Activewear, Inc.	1,100	38,514
Great-West Lifeco, Inc.	5,400	127,858
H&R Real Estate Investment Trust	1,100	25,746
IAMGOLD Corp.	8,700	102,822
IGM Financial, Inc.	1,300	53,133
Imperial Oil, Ltd.	6,900	294,171
Industrial Alliance Insurance & Financial Services, Inc.	900	26,266
Inmet Mining Corp.	600	40,922
Intact Financial Corp.	600	38,717
Kinross Gold Corp.	20,800	210,649
Loblaw Cos., Ltd.	3,800	128,037
Magna International, Inc.	3,000	139,981
Manulife Financial Corp.	22,300	286,902
MEG Energy Corp.†	1,100	39,644
National Bank of Canada	500	39,050
New Gold, Inc.†	11,000	116,827
Nexen, Inc.	6,600	162,052
Open Text Corp.†	600	34,471
Osisko Mining Corp.†	8,400	68,495
Pacific Rubiales Energy Corp.	3,700	80,716

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Canada (continued)
Pan American Silver Corp.	4,800	$92,970
Pembina Pipeline Corp.	6,200	175,574
Pengrowth Energy Corp.	5,500	28,625
Penn West Petroleum, Ltd.	7,200	80,455
Potash Corp. of Saskatchewan, Inc.	10,000	386,873
Power Corp. of Canada	4,800	120,803
Power Financial Corp.	5,100	136,106
Precision Drilling Corp.	3,800	28,461
Progress Energy Resources Corp.	1,100	22,347
Research In Motion, Ltd.†	5,500	64,172
RioCan Real Estate Investment Trust	400	10,860
Rogers Communications, Inc., Class B	3,800	167,822
Royal Bank of Canada	15,800	936,850
Saputo, Inc.	1,800	83,427
Shaw Communications, Inc., Class B	6,800	149,917
Shoppers Drug Mart Corp.	4,200	176,778
Silver Wheaton Corp.	6,100	224,570
Sino-Forest Corp.†(1)(3)	2,600	0
Sun Life Financial, Inc.	7,000	191,604
Suncor Energy, Inc.	21,300	696,027
Talisman Energy, Inc.	12,300	138,435
Teck Resources, Ltd., Class B	8,900	301,311
TELUS Corp.	1,500	97,956
Thomson Reuters Corp.	7,500	206,498
Tim Hortons, Inc.	3,000	139,528
Toronto-Dominion Bank	9,900	827,002
Tourmaline Oil Corp.†	800	26,593
TransAlta Corp.	1,500	22,575
Turquoise Hill Resources, Ltd.†	3,700	27,861
Valeant Pharmaceuticals International, Inc.†	3,400	189,416
Vermilion Energy, Inc.	700	35,615
Viterra, Inc.	2,600	40,701
Yamana Gold, Inc.	14,900	280,795

		13,624,765

Cayman Islands — 0.1%
ASM Pacific Technology, Ltd.	4,700	54,852
Herbalife, Ltd.#	6,235	286,623
Lifestyle International Holdings, Ltd.	9,500	19,857

		361,332

Denmark — 0.3%
Novo Nordisk A/S, Class B	5,797	920,640
Tryg A/S	568	40,419

		961,059

Finland — 0.2%
Metso Oyj	8,653	325,344
Neste Oil Oyj	23,849	304,740

		630,084

France — 4.0%
Aeroports de Paris	8,701	671,384
Arkema SA	2,038	208,464
AXA SA	63,463	1,042,853
BNP Paribas SA	25,750	1,438,193
Cap Gemini SA	15,240	645,154
Casino Guichard Perrachon SA	9,084	824,749
Danone SA	18,433	1,169,286
Fonciere Des Regions	808	67,821
France Telecom SA	80,967	857,050
Imerys SA	5,752	341,647
L’Oreal SA	5,403	733,254
Legrand SA	21,264	861,174

Security Description	Shares	Value (Note 2)

France (continued)
Natixis	140,225	$449,177
Renault SA	4,252	212,654
Sanofi	8,578	765,979
Suez Environnement Co.	13,290	144,843
Veolia Environnement SA	20,332	221,062
Vivendi SA	30,261	650,161

		11,304,905

Germany — 3.9%
Allianz SE	6,555	852,085
Axel Springer AG	17,948	781,850
Bayerische Motoren Werke AG	12,697	1,126,028
Beiersdorf AG	10,697	838,893
Brenntag AG	6,600	853,213
Celesio AG	15,167	257,614
Commerzbank AG†	87,615	157,362
Deutsche Boerse AG	3,018	169,994
Infineon Technologies AG	27,019	207,183
K+S AG	8,389	379,025
Kabel Deutschland Holding AG	402	29,069
Lanxess AG	6,614	575,721
Linde AG	6,497	1,123,385
Merck KGaA	6,057	810,194
Muenchener Rueckversicherungs AG	6,711	1,145,550
Suedzucker AG	19,837	781,452
United Internet AG	30,066	673,929

		10,762,547

Greece — 0.3%
Coca-Cola Hellenic Bottling Co. SA	35,565	827,023

Hong Kong — 1.0%
BOC Hong Kong Holdings, Ltd.	47,500	145,867
Cathay Pacific Airways, Ltd.	27,000	47,449
Cheung Kong Holdings, Ltd.	18,000	274,290
Hang Lung Group, Ltd.	13,000	71,792
Hang Lung Properties, Ltd.	26,000	95,107
Hang Seng Bank, Ltd.	9,500	144,886
Henderson Land Development Co., Ltd.	12,000	85,469
Hong Kong & China Gas Co., Ltd.	92,000	249,284
Hong Kong Exchanges and Clearing, Ltd.	12,200	194,408
Hysan Development Co., Ltd.	6,000	28,915
Link REIT	31,000	169,395
MTR Corp., Ltd.	40,500	161,996
New World Development Co., Ltd.	50,000	78,708
Power Assets Holdings, Ltd.	24,500	216,385
Sino Land Co., Ltd.	46,200	83,337
Sun Hung Kai Properties, Ltd.	20,000	292,896
Swire Pacific, Ltd., Class A	10,500	129,045
Wharf Holdings, Ltd.	22,000	170,176
Wheelock & Co., Ltd.	17,000	82,256

		2,721,661

Ireland — 1.1%
Accenture PLC, Class A	30,395	2,064,428
Covidien PLC	7,195	418,102
CRH PLC	3,194	58,363
Kerry Group PLC, Class A	5,698	297,904
Warner Chilcott PLC, Class A	12,858	149,924

		2,988,721

Israel — 0.2%
Bank Hapoalim BM†	5,288	21,788
Bank Leumi Le-Israel BM†	3,653	12,332
Delek Group, Ltd.	465	104,391

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Israel (continued)
Mellanox Technologies, Ltd.†	355	$26,975
NICE Systems, Ltd.†	1,274	43,411
Teva Pharmaceutical Industries, Ltd.	11,909	483,827

		692,724

Italy — 1.0%
Atlantia SpA	30,241	516,402
Autogrill SpA	43,853	433,736
Pirelli & C. SpA	7,843	90,986
Saipem SpA	14,918	664,117
Snam SpA	157,182	695,039
Telecom Italia SpA	289,796	264,015
UniCredit SpA†	9,305	43,324

		2,707,619

Japan — 8.0%
Advantest Corp.	600	8,006
Aeon Co., Ltd.	31,300	350,077
Air Water, Inc.	1,000	12,567
Aisin Seiki Co., Ltd.	4,200	124,112
Ajinomoto Co., Inc.	13,000	185,928
All Nippon Airways Co., Ltd.	27,000	57,973
Amada Co., Ltd.	8,000	45,612
Asahi Glass Co., Ltd.	29,000	220,926
Asics Corp.	2,000	29,454
Astellas Pharma, Inc.	6,200	313,629
Benesse Holdings, Inc.	1,900	82,974
Casio Computer Co., Ltd.	3,900	29,190
Central Japan Railway Co.	3,000	237,642
Chugai Pharmaceutical Co., Ltd.	3,700	73,340
Citizen Holdings Co., Ltd.	7,800	38,983
Coca-Cola West Co., Ltd.	1,800	27,949
Cosmo Oil Co., Ltd.	24,000	46,582
Credit Saison Co., Ltd.	1,600	35,558
Dai Nippon Printing Co., Ltd.	9,000	67,362
Dai-ichi Life Insurance Co., Ltd.	105	118,966
Daido Steel Co., Ltd.	6,000	25,911
Daihatsu Motor Co., Ltd.	10,000	177,473
Daiichi Sankyo Co., Ltd.	8,000	123,443
Daito Trust Construction Co., Ltd.	600	58,155
Daiwa House Industry Co., Ltd.	3,000	45,854
Daiwa Securities Group, Inc.	23,000	101,838
Dena Co., Ltd.	1,100	40,365
Denso Corp.	9,600	315,478
Dentsu, Inc.	3,000	73,367
East Japan Railway Co.	5,200	341,263
Eisai Co., Ltd.	3,300	138,509
FANUC Corp.	2,800	472,130
Fast Retailing Co., Ltd.	800	181,670
FUJIFILM Holdings Corp.	8,700	159,467
Furukawa Electric Co., Ltd.†	28,000	53,327
Gree, Inc.	1,000	17,383
GS Yuasa Corp.	13,000	50,306
Hamamatsu Photonics KK	2,300	81,052
Hankyu Hanshin Holdings, Inc.	3,000	15,831
Hino Motors, Ltd.	10,000	85,886
Hirose Electric Co., Ltd.	900	102,408
Hitachi Chemical Co., Ltd.	900	12,861
Hitachi Construction Machinery Co., Ltd.	4,600	80,522
Hitachi High-Technologies Corp.	2,200	48,865
Hitachi Metals, Ltd.	4,000	29,696
Honda Motor Co., Ltd.	26,400	874,929
Hulic Co., Ltd.†	1,100	7,352
Ibiden Co., Ltd.	3,400	46,524

Security Description	Shares	Value (Note 2)

Japan (continued)
Idemitsu Kosan Co., Ltd.	800	$65,603
Inpex Corp.	34	182,301
Isetan Mitsukoshi Holdings, Ltd.	6,000	53,424
Isuzu Motors, Ltd.	35,000	205,071
Japan Petroleum Exploration Co.	600	20,904
JSR Corp.	2,300	42,521
JTEKT Corp.	6,700	54,130
Jupiter Telecommunications Co., Ltd.	58	75,846
Kao Corp.	8,600	236,087
KDDI Corp.	3,300	244,192
Keikyu Corp.	3,000	27,549
Keio Corp.	4,000	29,308
Keyence Corp.	900	251,325
Kikkoman Corp.	2,000	28,289
Kinden Corp.	20,000	119,852
Kintetsu Corp.	21,000	83,557
Kobe Steel, Ltd.†	14,000	13,077
Koito Manufacturing Co., Ltd.	1,000	13,696
Konica Minolta Holdings, Inc.	39,000	278,183
Kubota Corp.	25,000	265,361
Kuraray Co., Ltd.	5,000	61,564
Kurita Water Industries, Ltd.	3,200	69,679
Kyocera Corp.	3,000	276,218
Kyowa Hakko Kirin Co., Ltd.	1,000	10,202
LIXIL Group Corp.	7,900	167,325
Mabuchi Motor Co., Ltd.	1,600	67,350
Makita Corp.	2,800	118,032
Marui Group Co., Ltd.	2,400	16,216
Maruichi Steel Tube, Ltd.	1,000	21,593
Mazda Motor Corp.†	95,000	149,815
McDonald’s Holdings Co. Japan, Ltd.	2,500	71,268
Medipal Holdings Corp.	2,000	23,655
MEIJI Holdings Co., Ltd.	1,200	53,351
Mitsubishi Chemical Holdings Corp.	23,500	102,626
Mitsubishi Estate Co., Ltd.	16,000	308,413
Mitsubishi Gas Chemical Co., Inc.	5,000	29,478
Mitsubishi Materials Corp.	28,000	79,820
Mitsubishi Motors Corp.†	188,000	175,605
Mitsubishi Tanabe Pharma Corp.	2,100	28,506
Mitsubishi UFJ Financial Group, Inc.	161,100	736,759
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,170	50,953
Mitsui Chemicals, Inc.	13,000	29,332
Mitsui Fudosan Co., Ltd.	11,000	229,381
Mitsui OSK Lines, Ltd.	15,000	37,666
Mizuho Financial Group, Inc.	321,000	514,005
MS&AD Insurance Group Holdings	7,000	121,429
Murata Manufacturing Co., Ltd.	3,500	198,277
Namco Bandai Holdings, Inc.	3,200	44,913
NGK Insulators, Ltd.	6,000	64,196
NGK Spark Plug Co., Ltd.	3,000	36,283
NHK Spring Co., Ltd.	3,000	25,111
Nidec Corp.	2,700	163,765
Nippon Electric Glass Co., Ltd.	10,000	57,015
Nippon Express Co., Ltd.	3,000	10,772
Nippon Meat Packers, Inc.	3,000	44,726
Nippon Telegraph & Telephone Corp.	6,100	272,682
Nippon Yusen KK	25,000	53,072
Nissan Motor Co., Ltd.	59,200	573,795
Nisshin Seifun Group, Inc.	3,000	38,358
Nisshin Steel Holdings Co., Ltd.†	1,000	7,109
Nissin Foods Holdings Co., Ltd.	1,600	63,080
Nitori Holdings Co., Ltd.	600	44,617
Nitto Denko Corp.	2,100	109,413
NKSJ Holdings, Inc.	5,850	110,918

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
NOK Corp.	2,000	$30,594
Nomura Holdings, Inc.	49,600	205,175
Nomura Research Institute, Ltd.	2,800	54,040
NSK, Ltd.	12,000	71,329
NTN Corp.	12,000	24,892
NTT Data Corp.	31	89,802
NTT DOCOMO, Inc.	212	305,778
Obayashi Corp.	31,000	146,285
Odakyu Electric Railway Co., Ltd.	7,000	71,414
OJI Paper Co., Ltd.	4,000	12,616
Olympus Corp.†	1,700	28,356
Omron Corp.	4,100	90,868
Ono Pharmaceutical Co., Ltd.	1,000	54,770
Oracle Corp. Japan	1,000	41,972
Oriental Land Co., Ltd.	1,700	218,803
ORIX Corp.	1,980	198,637
Osaka Gas Co., Ltd.	37,000	145,424
Otsuka Corp.	300	23,801
Otsuka Holdings Co., Ltd.	5,000	148,420
Panasonic Corp.	34,000	166,216
Rakuten, Inc.	12,300	103,700
Resona Holdings, Inc.	15,800	66,125
Rinnai Corp.	600	41,778
Rohm Co., Ltd.	1,700	48,442
Secom Co., Ltd.	3,800	194,529
Sekisui Chemical Co., Ltd.	9,000	70,528
Sekisui House, Ltd.	12,000	112,525
Sharp Corp.	14,000	29,211
Shimamura Co., Ltd.	400	40,420
Shimano, Inc.	1,500	99,169
Shimizu Corp.	38,000	114,320
Shin-Etsu Chemical Co., Ltd.	5,900	347,122
Shionogi & Co., Ltd.	1,200	20,321
Shiseido Co., Ltd.	4,600	66,683
Showa Denko KK	26,000	37,533
Showa Shell Sekiyu KK	6,900	40,177
SMC Corp.	1,200	202,632
Softbank Corp.	10,200	382,338
Sony Financial Holdings, Inc.	2,200	37,790
Square Enix Holdings Co., Ltd.	700	9,417
Stanley Electric Co., Ltd.	1,300	18,246
Sumitomo Chemical Co., Ltd.	32,000	91,223
Sumitomo Electric Industries, Ltd.	21,000	226,469
Sumitomo Metal Mining Co., Ltd.	7,000	95,869
Sumitomo Mitsui Financial Group, Inc.	19,400	624,584
Sumitomo Mitsui Trust Holdings, Inc.	29,000	87,948
Sumitomo Realty & Development Co., Ltd.	5,000	136,047
Sumitomo Rubber Industries, Ltd.	4,500	53,060
Suzuken Co., Ltd.	600	17,869
Sysmex Corp.	900	40,668
T&D Holdings, Inc.	6,600	70,936
Taisei Corp.	54,000	146,734
Taisho Pharmaceutical Holdings Co., Ltd.	400	29,454
Taiyo Nippon Sanso Corp.	3,000	16,631
Takashimaya Co., Ltd.	2,000	12,665
Takeda Pharmaceutical Co., Ltd.	10,800	493,916
TDK Corp.	2,200	86,068
Teijin, Ltd.	8,000	18,342
Terumo Corp.	1,700	71,972
THK Co., Ltd.	2,600	44,692
Tobu Railway Co., Ltd.	13,000	67,180
Toho Gas Co., Ltd.	7,000	40,674
Tokio Marine Holdings, Inc.	9,000	230,800
Tokyo Electron, Ltd.	2,800	124,826

Security Description	Shares	Value (Note 2)

Japan (continued)
Tokyo Gas Co., Ltd.	39,000	$191,606
Tokyu Corp.	17,000	87,232
TonenGeneral Sekiyu KK	12,000	111,360
Toppan Printing Co., Ltd.	7,000	43,307
Toray Industries, Inc.	24,000	142,076
Tosoh Corp.	5,000	10,736
TOTO, Ltd.	17,000	116,310
Toyo Suisan Kaisha, Ltd.	1,000	27,416
Toyoda Gosei Co., Ltd.	800	16,731
Toyota Industries Corp.	5,400	161,604
Trend Micro, Inc.	1,600	41,710
Ube Industries, Ltd.	10,000	20,744
Unicharm Corp.	2,400	122,569
Ushio, Inc.	4,800	54,792
USS Co., Ltd.	290	30,887
West Japan Railway Co.	2,500	99,927
Yahoo Japan Corp.	249	83,609
Yakult Honsha Co., Ltd.	1,900	83,320
Yamada Denki Co., Ltd.	1,250	44,202
Yamaha Motor Co., Ltd.	9,800	102,833
Yamato Holdings Co., Ltd.	5,800	86,822
Yamato Kogyo Co., Ltd.	500	13,495
Yamazaki Baking Co., Ltd.	3,000	35,119
Yaskawa Electric Corp.	8,000	63,856

		22,460,402

Jersey — 0.2%
Petrofac, Ltd.	5,186	135,266
Randgold Resources, Ltd.	251	26,803
Shire PLC	9,770	282,693

		444,762

Luxembourg — 0.2%
Millicom International Cellular SA SDR	3,839	329,469
Tenaris SA	8,648	171,519

		500,988

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	78,000	42,176

Netherlands — 1.4%
Aegon NV	66,157	380,557
ASML Holding NV	13,813	863,015
Chicago Bridge & Iron Co. NV	5,871	238,539
DE Master Blenders 1753 NV†	67,270	774,269
Gemalto NV	3,932	361,543
ING Groep NV CVA†	67,204	603,949
Koninklijke KPN NV	58,996	333,764
LyondellBasell Industries NV, Class A	6,752	335,777
STMicroelectronics NV	3,922	24,994

		3,916,407

New Zealand — 0.1%
Auckland International Airport, Ltd.	8,240	18,129
Contact Energy, Ltd.†	14,357	62,704
Fletcher Building, Ltd.	14,298	92,964
Telecom Corp. of New Zealand, Ltd.	17,306	32,819

		206,616

Norway — 0.5%
Aker Solutions ASA	5,251	98,819
Statoil ASA	41,523	1,015,268
Yara International ASA	4,011	201,172

		1,315,259

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Singapore — 0.8%
Ascendas Real Estate Investment Trust	31,000	$60,954
CapitaLand, Ltd.	43,000	124,357
CapitaMall Trust	45,000	76,315
City Developments, Ltd.	7,000	67,213
DBS Group Holdings, Ltd.	25,000	295,961
Global Logistic Properties, Ltd.	30,000	69,064
Jardine Cycle & Carriage, Ltd.	3,000	119,916
Olam International, Ltd.	61,000	78,711
Oversea-Chinese Banking Corp., Ltd.	40,000	308,373
Singapore Airlines, Ltd.	6,000	52,646
Singapore Exchange, Ltd.	10,000	56,448
Singapore Press Holdings, Ltd.	35,000	119,859
Singapore Telecommunications, Ltd.	118,000	319,990
United Overseas Bank, Ltd.	19,000	291,398
Wilmar International, Ltd.	25,000	65,337
Yangzijiang Shipbuilding Holdings, Ltd.	108,000	82,730

		2,189,272

Spain — 1.4%
Abertis Infraestructuras SA	38,871	567,971
Banco de Sabadell SA†	185,732	518,375
Banco Popular Espanol SA†	23,441	19,572
Banco Santander SA	6,336	48,733
Enagas SA	39,310	804,446
Ferrovial SA	58,475	866,587
Repsol SA	47,246	1,002,181

		3,827,865

Sweden — 1.4%
Alfa Laval AB	13,521	265,813
Assa Abloy AB, Class B	25,588	925,704
Atlas Copco AB, Class A	37,437	964,432
Investment AB Kinnevik, Class B	28,618	557,447
Lundin Petroleum AB†	20,187	476,962
Svenska Cellulosa AB, Class B	1,258	25,469
Svenska Handelsbanken AB, Class A	22,454	798,150
Swedbank AB, Class A	1,030	19,026

		4,033,003

Switzerland — 4.0%
ACE, Ltd.	22,897	1,814,129
Actelion, Ltd.	11,672	578,121
Aryzta AG	12,729	643,524
Barry Callebaut AG	824	835,826
Cie Financiere Richemont SA, Class A	13,604	1,048,889
Garmin, Ltd.#	13,625	529,876
Geberit AG	1,619	342,074
Holcim, Ltd.	9,486	650,007
Novartis AG	12,996	804,274
Partners Group Holding AG	3,854	840,086
Roche Holding AG	11,635	2,290,088
Sonova Holding AG	1,640	179,096
Swisscom AG	1,325	557,910

		11,113,900

United Kingdom — 8.9%
Aberdeen Asset Management PLC	93,689	507,351
Aggreko PLC	5,937	212,307
Anglo American PLC	39,478	1,095,801
Antofagasta PLC	10,512	216,923
Associated British Foods PLC	38,111	902,460
AstraZeneca PLC	29,857	1,419,038
Aviva PLC	173,786	975,902
Balfour Beatty PLC	45,485	188,233
Barclays PLC	304,838	1,201,455
BG Group PLC	72,931	1,250,257

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
BHP Billiton PLC	46,944	$1,475,647
British Sky Broadcasting Group PLC	74,195	902,235
BT Group PLC	261,381	977,832
Bunzl PLC	42,545	701,402
Burberry Group PLC	17,502	360,886
Croda International PLC	11,779	449,336
Ensco PLC, Class A	15,506	902,914
GlaxoSmithKline PLC	89,026	1,903,438
Hammerson PLC	56,615	427,406
HSBC Holdings PLC	136,453	1,394,129
ITV PLC	267,885	424,471
Johnson Matthey PLC	18,128	696,761
Land Securities Group PLC	40,700	526,877
Marks & Spencer Group PLC	131,546	823,215
Next PLC	14,778	866,800
Prudential PLC	14,941	216,637
Reckitt Benckiser Group PLC	15,122	950,938
Rexam PLC	96,275	675,139
Royal Bank of Scotland Group PLC†	47,168	223,083
Schroders PLC	6,426	164,315
Standard Life PLC	182,683	936,594
Tullow Oil PLC	42,386	935,104

		24,904,886

United States — 48.2%
Adobe Systems, Inc.†	14,422	499,145
Affiliated Managers Group, Inc.†#	5,186	668,320
Aflac, Inc.	9,421	499,219
Air Products & Chemicals, Inc.#	3,611	299,496
Albemarle Corp.	11,150	666,659
American Eagle Outfitters, Inc.	5,497	116,536
American Financial Group, Inc.	20,592	816,473
American Water Works Co., Inc.	41,350	1,578,330
Ameriprise Financial, Inc.	1,399	84,877
Amgen, Inc.	10,172	903,274
Anadarko Petroleum Corp.	27,433	2,007,821
Apache Corp.	21,274	1,640,013
Apple, Inc.	13,425	7,857,384
Assurant, Inc.	13,872	474,561
AvalonBay Communities, Inc.	6,496	856,108
Avery Dennison Corp.#	14,187	474,555
Ball Corp.	36,861	1,647,318
Bank of Hawaii Corp.#	35,941	1,562,355
Biogen Idec, Inc.†	5,461	814,180
BlackRock, Inc.	2,561	504,619
Brinker International, Inc.#	11,086	332,026
Bristol-Myers Squibb Co.#	65,511	2,137,624
Broadridge Financial Solutions, Inc.	11,013	260,017
CA, Inc.	7,868	174,355
Cabot Corp.	11,514	434,423
Cabot Oil & Gas Corp.#	6,521	307,139
Campbell Soup Co.#	43,537	1,599,985
Cardinal Health, Inc.	41,917	1,695,543
CBOE Holdings, Inc.#	47,177	1,414,366
CBS Corp., Class B	6,422	231,064
CenturyLink, Inc.	32,474	1,261,290
Chubb Corp.	15,703	1,208,974
Cigna Corp.	1,536	80,287
Cinemark Holdings, Inc.#	15,424	419,533
Cisco Systems, Inc.	88,718	1,677,657
City National Corp.#	6,685	325,493
Clorox Co.#	22,208	1,695,581
CNA Financial Corp.	24,970	704,903
Coach, Inc.	3,531	204,233
Colgate-Palmolive Co.	19,629	2,129,747

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Comcast Corp., Class A	73,458	$2,731,168
Commerce Bancshares, Inc.#	42,737	1,529,133
Computer Sciences Corp.	3,112	118,443
Crown Holdings, Inc.†	17,109	639,021
CSX Corp.#	8,406	166,103
Cullen/Frost Bankers, Inc.#	26,782	1,462,565
CVS Caremark Corp.	48,240	2,243,642
Danaher Corp.	13,770	743,167
Diamond Offshore Drilling, Inc.	19,592	1,351,848
Discovery Communications, Inc., Class A†#	15,012	906,875
Dr Pepper Snapple Group, Inc.#	34,714	1,556,923
Duke Realty Corp.#	48,431	653,819
EMC Corp.†	36,318	901,413
Emerson Electric Co.	36,806	1,848,765
Endo Health Solutions, Inc.†	8,151	233,608
EOG Resources, Inc.	2,085	245,238
Equity Residential	28,025	1,555,668
Erie Indemnity Co., Class A	4,195	299,020
EXCO Resources, Inc.#	16,675	129,398
Expedia, Inc.	14,044	868,762
Fidelity National Information Services, Inc.	5,639	203,568
Fiserv, Inc.†	12,345	950,442
Foot Locker, Inc.	2,050	73,472
Gap, Inc.	21,246	732,137
General Mills, Inc.#	38,441	1,575,697
Google, Inc., Class A†	3,201	2,235,482
H&R Block, Inc.#	14,741	265,780
Harsco Corp.#	15,821	318,793
Hershey Co.#	14,813	1,085,349
HollyFrontier Corp.	4,744	215,046
Humana, Inc.	4,944	323,387
IAC/InterActiveCorp	1,473	69,452
Integrys Energy Group, Inc.#	30,049	1,597,705
Intel Corp.#	46,163	903,410
Intuit, Inc.#	3,196	191,472
ITT Corp.#	30,638	685,372
Jarden Corp.	2,645	139,947
John Wiley & Sons, Inc., Class A#	6,529	278,788
JPMorgan Chase & Co.	47,104	1,935,032
KLA-Tencor Corp.	12,981	590,246
Kronos Worldwide, Inc.#	11,180	180,110
Lear Corp.	8,115	354,382
Legg Mason, Inc.#	9,506	242,688
Liberty Global, Inc., Class A†#	12,395	694,616
Liberty Interactive Corp., Class A†	31,162	601,427
Lincoln Electric Holdings, Inc.	9,382	445,739
LPL Financial Holdings, Inc.	9,871	276,487
Marathon Petroleum Corp.	32,245	1,919,867
Marriott International, Inc., Class A#	11,420	414,432
Mastercard, Inc., Class A	4,474	2,186,354
Maxim Integrated Products, Inc.	16,115	470,397
McGraw-Hill Cos., Inc.	31,536	1,674,877
McKesson Corp.	19,034	1,798,142
MetLife, Inc.	34,146	1,133,306
Microsoft Corp.	138,144	3,677,393
Molex, Inc.#	9,329	246,099
NewMarket Corp.#	589	156,291
News Corp., Class A	53,784	1,325,238
Norfolk Southern Corp.	18,122	1,094,206
Northrop Grumman Corp.#	26,540	1,770,218
Nu Skin Enterprises, Inc., Class A#	7,379	335,007
O’Reilly Automotive, Inc.†	2,339	220,053
Omnicom Group, Inc.	33,192	1,650,970
Oracle Corp.	60,382	1,938,262
Parker Hannifin Corp.#	21,324	1,751,767
Patterson Cos., Inc.#	26,239	894,750
PepsiCo, Inc.	39,953	2,805,100

Security Description	Shares/ Principal Amount	Value (Note 2)

United States (continued)
Phillips 66	40,089	$2,099,461
Pitney Bowes, Inc.#	24,963	279,336
Plains Exploration & Production Co.†	17,903	639,137
priceline.com, Inc.†	728	482,780
Principal Financial Group, Inc.	16,733	454,301
PulteGroup, Inc.†#	24,933	419,124
QUALCOMM, Inc.	35,359	2,249,540
Quest Diagnostics, Inc.	14,158	818,049
Ralph Lauren Corp.#	1,079	169,500
Regal Entertainment Group, Class A#	32,043	499,230
Regions Financial Corp.	46,316	308,928
Republic Services, Inc.	44,198	1,258,317
ResMed, Inc.#	15,746	647,003
Robert Half International, Inc.	13,139	371,308
Rockwell Automation, Inc.#	8,631	683,920
RPC, Inc.#	11,366	131,391
Safeway, Inc.#	64,408	1,102,021
Scotts Miracle-Gro Co., Class A#	13,156	545,448
St. Jude Medical, Inc.	20,023	686,388
SVB Financial Group†	2,461	135,896
Taubman Centers, Inc.	10,558	817,928
Thor Industries, Inc.#	2,434	91,859
U.S. Cellular Corp.†#	4,407	153,584
UnitedHealth Group, Inc.	39,131	2,128,335
Unum Group#	16,493	336,292
Viacom, Inc., Class B	31,902	1,646,462
Virgin Media, Inc.#	6,082	213,904
Visa, Inc., Class A	16,705	2,500,906
Waddell & Reed Financial, Inc., Class A	2,962	96,235
Walt Disney Co.#	50,367	2,501,225
Wells Fargo & Co.	25,723	849,116
Westlake Chemical Corp.#	11,022	798,103
Whole Foods Market, Inc.	678	63,298
Williams Cos., Inc.	11,319	371,716
Zimmer Holdings, Inc.	16,323	1,076,828

		134,705,686

Total Common Stock
(cost $256,619,583)		272,489,590

PREFERRED STOCK — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	13,908	846,521
ProSiebenSat.1 Media AG	7,599	222,415

Total Preferred Stock
(cost $880,643)		1,068,936

Total Long-Term Investment Securities
(cost $257,500,226)		273,558,526

SHORT-TERM INVESTMENT SECURITIES — 4.7%
Registered Investment Companies — 3.2%
State Street Navigator Securities Lending Prime Portfolio(2)	$8,924,291	8,924,291

Time Deposits — 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012	3,390,000	3,390,000

U.S Government Treasuries — 0.3%
United States Treasury Bills 0.08% due 12/27/2012@	900,000	899,951

Total Short-Term Investment Securities
(cost $13,214,242)		13,214,242

TOTAL INVESTMENTS —
(cost $270,714,468)(4)	102.7%	286,772,768
Liabilities in excess of other assets	(2.7)	(7,564,860)

NET ASSETS —	100.0%	$279,207,908

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	At November 30, 2012, the Fund had loaned securities with a total value of $8,728,218 This was secured by collateral of $8,924,291, which was received in cash and subsequently invested in short-term investments currently valued at $8,924,291 as reported in the portfolio of investments. Additional collateral of $6,244 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
Federal Home Loan Mtg. Corp.	0.35%	01/10/2013	$4,848
United States Treasury Notes/Bonds	0.25% to 4.25%	12/15/2013 to 02/15/2020	1,396

(3)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.

(4)	See Note 5 for cost of investments on a tax basis.

CVA—Certification Van Aandelen (Dutch Cert.)

PPS—Price Protected Shares

SDR—Swedish Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2012	Unrealized Appreciation (Depreciation)
60	Long	S&P 500 E-Mini Index	December 2012	$4,335,343	$4,243,200	$(92,143)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$10,389,239	$—	$0	$10,389,239
Canada	13,624,765	—	0	13,624,765
Japan	22,460,402	—	—	22,460,402
United Kingdom	24,904,886	—	—	24,904,886
United States	134,705,686	—	—	134,705,686
Other Countries*	66,404,612	—	—	66,404,612
Preferred Stock	1,068,936	—	—	1,068,936
Short Term Investment Securities:
Registered Investment Companies	8,924,291	—	—	8,924,291
Time Deposits	—	3,390,000	—	3,390,000
U.S. Government Treasuries	—	899,951	—	899,951

Total Assets	$282,482,817	$4,289,951	$0	$286,772,768

LIABILITIES:
Other Financial Instruments: †
Open Futures Contracts-Depreciation	$92,143	$—	$—	$92,143

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Sovereign	33.5%
Medical — Drugs	6.7
Diversified Banking Institutions	6.6
Registered Investment Companies	5.0
Oil Companies — Integrated	4.5
U.S. Government Agencies	4.1
Telecom Services	2.8
Foreign Government Treasuries	2.3
Cable/Satellite TV	1.8
Medical — Biomedical/Gene	1.6
Auto — Cars/Light Trucks	1.4
Banks — Commercial	1.4
Insurance — Life/Health	1.3
Internet Security	1.3
Electronic Components — Semiconductors	1.3
Insurance — Reinsurance	1.2
Transport — Services	1.0
Cellular Telecom	1.0
Networking Products	1.0
Oil — Field Services	0.9
Insurance — Multi-line	0.9
Diversified Manufacturing Operations	0.9
Retail — Drug Store	0.9
Telephone — Integrated	0.8
Oil Companies — Exploration & Production	0.8
Retail — Discount	0.8
Containers — Metal/Glass	0.8
Retail — Building Products	0.8
Aerospace/Defense	0.8
Chemicals — Diversified	0.7
Retail — Major Department Stores	0.7
Food — Retail	0.6
Semiconductor Components — Integrated Circuits	0.6
Finance — Credit Card	0.6
Electronic Components — Misc.	0.6
Multimedia	0.6
Medical Instruments	0.6
Medical — Generic Drugs	0.6
Building Products — Cement	0.6
Banks — Fiduciary	0.6
Applications Software	0.5
Medical Labs & Testing Services	0.5
Security Services	0.5
Import/Export	0.5
Rubber — Tires	0.5
Metal — Iron	0.5
Insurance — Property/Casualty	0.5
Consulting Services	0.4
Steel — Producers	0.4
Central Bank	0.4
Airlines	0.4
Therapeutics	0.4
Enterprise Software/Service	0.4
Publishing — Books	0.3
Diversified Financial Services	0.3
Photo Equipment & Supplies	0.3
Retail — Regional Department Stores	0.3
Semiconductor Equipment	0.3
Computers — Integrated Systems	0.2
Machinery — General Industrial	0.2
U.S. Municipal Bonds & Notes	0.2
Electric — Integrated	0.2
Entertainment Software	0.2
Chemicals — Specialty	0.2
SupraNational Banks	0.1
Time Deposits	0.1

103.8%

Country Allocation*

United States	29.1%
United Kingdom	8.8
South Korea	7.9
France	5.7
Poland	4.5
Brazil	4.2
Ireland	4.1
Germany	3.8
Japan	3.3
Mexico	3.2
Switzerland	3.1
Sweden	2.9
Netherlands	2.3
Singapore	2.2
Indonesia	1.7
Malaysia	1.7
Russia	1.7
Norway	1.7
Italy	1.6
Australia	1.5
Hungary	1.4
Lithuania	1.1
Ukraine	1.1
Spain	0.8
China	0.7
Taiwan	0.6
Israel	0.6
Vietnam	0.5
Canada	0.4
Thailand	0.4
Venezuela	0.3
Turkey	0.2
Slovenia	0.2
Austria	0.1
Serbia	0.1
Iceland	0.1
SupraNational	0.1
Philippines	0.1

103.8%

*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 57.3%
Austria — 0.1%
Telekom Austria AG	90,397	$587,829

Canada — 0.4%
Talisman Energy, Inc.#	168,200	1,893,065

China — 0.7%
China Telecom Corp., Ltd., Class H	5,330,000	2,902,196

France — 5.7%
Alstom SA	28,820	1,048,930
AXA SA	157,415	2,586,715
BNP Paribas SA	98,960	5,527,129
Cie Generale des Etablissements Michelin	22,460	2,088,834
Credit Agricole SA†	189,680	1,437,947
France Telecom SA ADR	132,422	1,418,240
Sanofi	55,872	4,989,136
Thales SA	33,000	1,186,902
Total SA	62,780	3,141,429
Vivendi SA	53,077	1,140,365

		24,565,627

Germany — 3.8%
Deutsche Lufthansa AG	95,060	1,577,523
Deutsche Post AG	92,517	1,920,356
E.ON SE	54,937	989,560
Merck KGaA	27,390	3,663,732
Muenchener Rueckversicherungs AG	15,770	2,691,896
SAP AG ADR	19,850	1,548,101
Siemens AG ADR	37,560	3,887,460

		16,278,628

Ireland — 0.6%
CRH PLC	135,411	2,474,330

Italy — 1.6%
Eni SpA	135,721	3,208,989
Intesa Sanpaolo SpA	484,873	815,999
UniCredit SpA†	639,710	2,978,472

		7,003,460

Japan — 3.3%
ITOCHU Corp.	210,200	2,101,107
Konica Minolta Holdings, Inc.	187,500	1,337,417
Nissan Motor Co., Ltd.	242,100	2,346,551
NKSJ Holdings, Inc.	105,599	2,002,199
Toyota Motor Corp. ADR	41,310	3,555,965
Trend Micro, Inc.#	105,600	2,752,889

		14,096,128

Netherlands — 2.3%
Akzo Nobel NV	55,760	3,186,472
ING Groep NV CVA†	318,911	2,865,991
Koninklijke Philips Electronics NV	104,646	2,702,895
Reed Elsevier NV	96,883	1,399,244

		10,154,602

Norway — 1.6%
Statoil ASA	110,740	2,707,675
Telenor ASA	199,582	4,051,926

		6,759,601

Singapore — 1.6%
DBS Group Holdings, Ltd.	282,095	3,339,565
Singapore Telecommunications, Ltd.	1,310,000	3,552,433
Singapore Telecommunications, Ltd. — 10	18,000	48,517

		6,940,515

Security Description	Shares	Value (Note 2)

South Korea — 2.0%
KB Financial Group, Inc. ADR	40,730	$1,338,795
POSCO ADR	22,450	1,670,055
Samsung Electronics Co., Ltd.	4,327	5,618,287

		8,627,137

Spain — 0.8%
Repsol SA	71,574	1,518,227
Telefonica SA ADR	147,249	1,918,654

		3,436,881

Switzerland — 3.1%
ACE, Ltd.	17,097	1,354,595
Credit Suisse Group AG#	122,200	2,893,135
Lonza Group AG	13,250	638,408
Novartis AG	24,120	1,492,697
Roche Holding AG	22,700	4,467,983
Swiss Re AG	36,060	2,597,394

		13,444,212

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	806,914	2,741,186

Thailand — 0.4%
Bangkok Bank PCL	277,700	1,746,370

Turkey — 0.2%
Turkcell Iletisim Hizmet AS ADR†	61,260	928,089

United Kingdom — 8.8%
Aviva PLC	500,790	2,812,205
BAE Systems PLC	386,009	2,024,169
BP PLC	327,095	2,261,824
G4S PLC	535,023	2,118,968
GlaxoSmithKline PLC	164,396	3,514,902
HSBC Holdings PLC	438,383	4,457,250
Kingfisher PLC	449,200	2,000,727
Lloyds Banking Group PLC†	4,756,150	3,542,951
Marks & Spencer Group PLC	470,400	2,943,764
Rexam PLC	480,760	3,371,384
Royal Dutch Shell PLC, Class B#	91,936	3,173,478
TESCO PLC	538,440	2,804,514
Vodafone Group PLC ADR	130,077	3,355,987

		38,382,123

United States — 19.7%
American Express Co.	48,870	2,731,833
Amgen, Inc.	45,540	4,043,952
Applied Materials, Inc.#	107,670	1,155,299
Baker Hughes, Inc.#	59,120	2,551,028
Bank of New York Mellon Corp.#	99,600	2,384,424
Brocade Communications Systems, Inc.†	187,390	1,064,375
Chesapeake Energy Corp.#	111,230	1,894,247
Chevron Corp.	24,140	2,551,357
Cisco Systems, Inc.	218,300	4,128,053
Citigroup, Inc.	80,340	2,777,354
Comcast Corp., Special Class A#	112,445	4,052,518
CVS Caremark Corp.	81,180	3,775,682
Electronic Arts, Inc.†#	56,450	836,025
Forest Laboratories, Inc.†	36,950	1,310,247
Gilead Sciences, Inc.†	40,910	3,068,250
Halliburton Co.	43,210	1,441,053
Home Depot, Inc.	20,970	1,364,518
Isis Pharmaceuticals, Inc.†#	37,850	348,220
JPMorgan Chase & Co.	73,640	3,025,131
Macy’s, Inc.	32,710	1,265,877
Medtronic, Inc.#	63,130	2,658,404
Merck & Co., Inc.	99,670	4,415,381

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(3)		Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Microsoft Corp.		84,464	$2,248,432
Morgan Stanley		117,980	1,990,323
News Corp., Class A#		52,377	1,290,569
Onyx Pharmaceuticals, Inc.†#		15,920	1,201,482
Pfizer, Inc.		209,889	5,251,423
Quest Diagnostics, Inc.		38,830	2,243,597
SAIC, Inc.#		165,210	1,904,871
Symantec Corp.†#		153,800	2,885,288
Target Corp.		55,573	3,508,323
Time Warner Cable, Inc.#		41,148	3,904,534
Time Warner, Inc.#		29,752	1,407,270
United Parcel Service, Inc., Class B		33,230	2,429,445
Watson Pharmaceuticals, Inc.†		29,100	2,561,091

			85,669,876

Total Common Stock
(cost $234,135,659)			248,631,855

PREFERRED STOCK — 0.8%
Brazil — 0.8%
Petroleo Brasileiro SA ADR		84,700	1,486,485
Vale SA ADR		117,500	2,008,075

Total Preferred Stock
(cost $4,326,630)			3,494,560

FOREIGN GOVERNMENT AGENCIES — 33.9%
Australia — 1.5%
New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 08/01/2013	AU	D 2,260,000	2,399,229
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/2013	AUD	2,545,000	2,714,116
Western Australia Treasury Corp. Local Government Guar. 8.00% due 06/15/2013	AUD	1,348,000	1,444,524

			6,557,869

Brazil — 3.4%
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/2015(1)	BRL	5,789,657	2,961,001
Brazil Nota do Tesouro Nacional Notes 6.00% due 08/15/2016(1)	BRL	1,021,185	542,650
Brazil Nota do Tesouro Nacional Bonds 6.00% due 08/15/2018(1)	BRL	970,457	531,347
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/2045(1)	BRL	10,476,522	6,672,094
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/2014	BRL	2,950,000	1,473,528
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/2017	BRL	5,200,000	2,645,101

			14,825,721

Hungary — 1.4%
Republic of Hungary Senior Bonds 3.50% due 07/18/2016	EUR	135,000	168,587
Republic of Hungary Senior Bonds 3.88% due 02/24/2020#	EUR	495,000	581,971

Security Description	Principal Amount(3)		Value (Note 2)

Hungary (continued)
Republic of Hungary Senior Bonds 4.38% due 07/04/2017	EUR	685,000	$868,605
Republic of Hungary Senior Bonds 5.75% due 06/11/2018	EUR	2,165,000	2,863,221
Republic of Hungary Senior Bonds 6.25% due 01/29/2020		910,000	1,000,079
Republic of Hungary Senior Notes 6.38% due 03/29/2021		400,000	441,500

			5,923,963

Iceland — 0.1%
Republic of Iceland Bonds 5.88% due 05/11/2022*		500,000	546,250

Indonesia — 1.7%
Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	345,271
Republic of Indonesia Senior Bonds 9.50% due 07/15/2023	IDR	7,720,000,000	1,051,951
Republic of Indonesia Senior Bonds 10.25% due 07/15/2022	IDR	1,280,000,000	179,641
Republic of Indonesia Senior Bonds 10.25% due 07/15/2027	IDR	1,640,000,000	241,263
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,891,014
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	15,947,000,000	2,499,383
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	8,530,000,000	1,369,703

			7,578,226

Ireland — 3.5%
Republic of Ireland Bonds 4.40% due 06/18/2019	EUR	204,000	268,279
Republic of Ireland Notes 4.50% due 10/18/2018	EUR	159,000	214,751
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	701,000	918,320
Republic of Ireland Bonds 4.60% due 04/18/2016	EUR	142,000	197,144
Republic of Ireland Notes 5.00% due 10/18/2020	EUR	3,920,000	5,271,700
Republic of Ireland Notes 5.40% due 03/13/2025	EUR	3,798,000	5,106,941
Republic of Ireland Bonds 5.50% due 10/18/2017	EUR	1,756,000	2,520,434

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Ireland (continued)
Republic of Ireland Bonds 5.90% due 10/18/2019	EUR	581,000	$829,025

			15,326,594

Israel — 0.6%
State of Israel Bonds 3.50% due 09/30/2013	ILS	7,920,000	2,115,557
State of Israel Bonds 5.00% due 03/31/2013	ILS	1,734,000	474,496

			2,590,053

Lithuania — 1.1%
Republic of Lithuania Notes 6.13% due 03/09/2021*		240,000	293,700
Republic of Lithuania Senior Bonds 7.38% due 02/11/2020*		3,560,000	4,601,300

			4,895,000

Malaysia — 1.0%
Government of Malaysia Senior Bonds 3.21% due 05/31/2013	MYR	220,000	72,429
Government of Malaysia Bonds 3.43% due 08/15/2014	MYR	715,000	236,552
Government of Malaysia Senior Bonds 3.46% due 07/31/2013	MYR	7,775,000	2,564,403
Government of Malaysia Senior Notes 3.70% due 05/15/2013	MYR	130,000	42,889
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	3,115,000	1,048,475
Government of Malaysia Senior Notes 5.09% due 04/30/2014	MYR	665,000	224,796
Government of Malaysia Senior Notes 8.00% due 10/30/2013	MYR	20,000	6,868

			4,196,412

Mexico — 3.2%
United Mexican States Bonds 2.50% due 12/10/2020	MXN	2,028,602	169,263
United Mexican States Bonds 3.50% due 12/14/2017	MXN	3,892,198	335,200
United Mexican States Bonds 4.00% due 06/13/2019	MXN	2,601,270	235,240
United Mexican States Bonds 4.50% due 12/18/2014	MXN	1,600,557	132,579
United Mexican States Bonds 5.00% due 06/16/2016	MXN	4,066,911	356,418
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	1,638,237

Security Description	Principal Amount(3)		Value (Note 2)

Mexico (continued)
United Mexican States Bonds 8.00% due 12/19/2013	MXN	49,600,000	$3,961,829
United Mexican States Bonds 8.00% due 12/17/2015	MXN	53,000,000	4,446,747
United Mexican States Bonds 9.00% due 12/20/2012	MXN	4,600,000	356,271
United Mexican States Bonds 9.00% due 06/20/2013	MXN	30,506,000	2,412,589

			14,044,373

Norway — 0.1%
Kingdom of Norway Bonds 6.50% due 05/15/2013	NOK	2,050,000	369,427

Poland — 4.5%
Government of Poland Bonds zero coupon due 07/25/2013	PLN	1,390,000	431,011
Government of Poland Bonds zero coupon due 01/25/2014	PLN	13,585,000	4,143,889
Government of Poland Bonds zero coupon due 07/25/2014	PLN	50,000	15,025
Government of Poland Bonds 5.00% due 10/24/2013	PLN	14,155,000	4,545,482
Government of Poland FRS Bonds 5.15% due 01/25/2017	PLN	1,357,000	431,500
Government of Poland FRS Bonds 5.15% due 01/25/2021	PLN	1,376,000	433,786
Government of Poland Bonds 5.25% due 04/25/2013	PLN	3,175,000	1,012,712
Government of Poland Bonds 5.50% due 04/25/2015	PLN	2,700,000	897,530
Government of Poland Bonds 5.75% due 04/25/2014	PLN	10,340,000	3,380,116
Government of Poland Bonds 6.25% due 10/24/2015	PLN	12,495,000	4,264,980

			19,556,031

Russia — 1.7%
Russian Federation Senior Bonds 7.50% due 03/31/2030*(2)		5,871,400	7,463,137

Serbia — 0.1%
Republic of Serbia Senior Notes 5.25% due 11/21/2017#*		270,000	271,698
Republic of Serbia Senior Notes 7.25% due 09/28/2021#*		280,000	315,700

			587,398

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Singapore — 0.6%
Republic of Singapore Senior Notes 0.25% due 02/01/2014	SGD	2,950,000	$2,415,749

Slovenia — 0.2%
Republic of Slovenia Senior Notes 5.50% due 10/26/2022#*		690,000	688,551

South Korea — 4.7%
KDICB Redemption Fund Government Guar. Bonds 5.28% due 02/15/2013	KRW	1,104,000,000	1,024,436
Republic of South Korea Senior Notes 2.78% due 10/02/2014	KRW	1,056,600,000	975,061
Republic of South Korea Senior Notes 2.82% due 08/02/2014	KRW	265,000,000	244,684
Republic of South Korea Bonds 3.00% due 12/10/2013	KRW	7,187,200,000	6,650,455
Republic of South Korea Senior Notes 3.25% due 12/10/2014	KRW	88,300,000	82,210
Republic of South Korea Senior Notes 3.50% due 06/10/2014		KRW 6,610,230,000	6,165,543
Republic of South Korea Senior Bonds 3.75% due 06/10/2013		KRW 4,438,000,000	4,192,667
Republic of South Korea Senior Bonds 4.25% due 12/10/2012	KRW	373,400,000	344,900
Republic of South Korea Senior Bonds 5.25% due 03/10/2013	KRW	622,970,000	586,029

			20,265,985

SupraNational — 0.1%
European Investment Bank Senior Notes 4.50% due 05/15/2013	NOK	3,000,000	535,773

Sweden — 2.5%
Kingdom of Sweden Bonds 1.50% due 08/30/2013	SEK	39,270,000	5,941,127
Kingdom of Sweden Bonds 6.75% due 05/05/2014	SEK	30,730,000	5,008,546

			10,949,673

Ukraine — 1.1%
Government of Ukraine Senior Notes 7.80% due 11/28/2022#*		280,000	286,300
Government of Ukraine Senior Notes 7.95% due 02/23/2021*		770,000	817,001
Government of Ukraine Notes 9.25% due 07/24/2017*		3,210,000	3,498,900

			4,602,201

Security Description	Principal Amount(3)		Value (Note 2)

Venezuela — 0.3%
Republic of Venezuela Senior Notes 10.75% due 09/19/2013#		$1,415,000	$1,464,525

Vietnam — 0.5%
Republic of Vietnam Senior Bonds 6.75% due 01/29/2020*		1,695,000	1,955,606

Total Foreign Government Agencies
(cost $135,755,512)			147,338,517

FOREIGN GOVERNMENT TREASURIES — 1.0%
South Korea — 1.0%
Bank of Korea Senior Notes 3.28% due 06/02/2014	KRW	518,420,000	481,891
Bank of Korea Senior Notes 3.47% due 02/02/2014	KRW	297,530,000	276,827
Bank of Korea Senior Notes 3.48% due 12/02/2013	KRW	216,400,000	201,167
Bank of Korea Senior Notes 3.59% due 10/02/2013	KRW	126,230,000	117,333
Bank of Korea Senior Notes 3.59% due 04/02/2014	KRW	437,290,000	407,863
Bank of Korea Senior Notes 3.76% due 06/02/2013	KRW	72,140,000	66,935
Bank of Korea Senior Notes 3.83% due 04/02/2013	KRW	45,080,000	41,772
Bank of Korea Senior Notes 3.90% due 08/02/2013	KRW	2,695,250,000	2,506,967

Total Foreign Government Treasuries
(cost $3,876,346)			4,100,755

MUNICIPAL BONDS & NOTES — 0.2%
United States — 0.2%
State of California General Obligation Bonds 7.63% due 03/01/2040 (cost $788,025)		685,000	992,770

Total Long-Term Investment Securities
(cost $378,882,172)			404,558,457

SHORT-TERM INVESTMENT SECURITIES — 10.6%
Foreign Government Treasuries — 1.4%
Bank Negara Malaysia Monetary
2.76% due 05/23/2013	MYR	100,000	32,436
2.83% due 01/10/2013	MYR	10,000	3,279
2.83% due 01/17/2013	MYR	20,000	6,555
2.83% due 02/19/2013	MYR	10,000	3,269
2.85% due 02/19/2013	MYR	10,000	3,269
2.87% due 02/19/2013	MYR	1,300,000	425,010
2.87% due 06/11/2013	MYR	160,000	51,819
2.87% due 07/11/2013	MYR	50,000	16,153
2.87% due 07/25/2013	MYR	500,000	161,343
2.87% due 08/06/2013	MYR	100,000	32,390
2.87% due 08/15/2013	MYR	110,000	35,437
2.87% due 08/27/2013	MYR	100,000	32,189
2.89% due 01/10/2013	MYR	20,000	6,559
2.89% due 06/18/2013	MYR	10,000	3,237

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(3)		Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Foreign Government Treasuries (continued)
2.89% due 06/20/2013	MYR	130,000	$42,071
2.90% due 01/15/2013	MYR	365,000	119,656
2.90% due 03/07/2013	MYR	5,000	1,632
2.90% due 05/23/2013	MYR	755,000	244,890
2.90% due 09/05/2013	MYR	540,000	173,673
2.90% due 09/17/2013	MYR	1,240,000	398,410
2.90% due 09/26/2013	MYR	630,000	202,267
2.90% due 10/10/2013	MYR	1,095,000	351,153
2.90% due 10/22/2013	MYR	80,000	25,630
2.90% due 10/31/2013	MYR	10,000	3,201
2.92% due 06/18/2013	MYR	10,000	3,237
2.93% due 01/10/2013	MYR	440,000	144,297
2.93% due 01/17/2013	MYR	1,220,000	399,877
2.93% due 02/19/2013	MYR	210,000	68,656
2.94% due 06/18/2013	MYR	125,000	40,460
2.99% due 12/04/2012	MYR	10,000	3,289
3.00% due 03/12/2013	MYR	55,000	17,946
3.01% due 03/12/2013	MYR	160,000	52,208
3.01% due 03/14/2013	MYR	60,000	19,575
3.02% due 12/20/2012	MYR	10,000	3,285
3.03% due 12/11/2012	MYR	270,000	88,751
3.03% due 05/28/2013	MYR	25,000	8,106
3.03% due 06/20/2013	MYR	65,000	21,036

			3,246,251

Bank of Korea
3.25% due 12/18/2012	KRW	112,700,000	103,922
3.28% due 01/10/2013	KRW	309,150,000	286,186
3.38% due 05/09/2013	KRW	451,000,000	417,536

			807,644

Government of Malaysia
2.87% due 03/22/2013	MYR	100,000	32,602
2.90% due 01/25/2013	MYR	10,000	3,276
3.70% due 02/25/2013	MYR	130,000	42,827
3.70% due 05/31/2013	MYR	100,000	32,414

			111,119

Kingdom of Sweden
0.84% due 03/20/2013	SEK	7,820,000	1,171,975
0.89% due 12/19/2012	SEK	3,290,000	494,271

			1,666,246

Republic of the Philippines
0.55% due 11/13/2013	PHP	12,630,000	308,878

Total Foreign Government Treasuries
(cost $6,040,303)			6,140,138

Registered Investment Companies — 5.0%
State Street Navigator Securities Lending Prime Portfolio(4) (cost $21,711,067)		21,711,067	21,711,067

Security Description	Shares/ Principal Amount(3)	Value (Note 2)

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012 (cost $396,000)	$396,000	$396,000

U.S. Government Agencies — 4.1%
Federal Home Loan Bank Disc. Notes 0.00% due 12/03/2012 (cost $17,950,000)	17,950,000	17,949,999

Total Short-Term Investment Securities
(cost $46,097,370)		46,197,204

TOTAL INVESTMENTS
(cost $424,979,542)(5)	103.8%	450,755,661
Liabilities in excess of other assets	(3.8)	(16,378,949)

NET ASSETS —	100.0%	$434,376,712

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2012, the aggregate value of these securities was $20,738,143 representing 4.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Principal amount of security is adjusted for inflation.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2012.
(3)	Denominated in United States Dollars unless otherwise indicated.
(4)	At November 30, 2012, the Fund had loaned securities with a total value of $20,925,754. This was secured by collateral of $21,711,067, and subsequently invested in short-term investments currently value at $21,711,067 as reported in the portfolio of investments
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

AUD—Australian Dollar

BRL—Brazilian Real

CVA—Certification Van Aandelen (Dutch Cert.)

EUR—Euro Dollar

IDR—Indonesian Rupiah

ILS—Israeli New Shekel

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Investments, Inc.	AUD	1,064,000	USD	1,102,325	12/12/2012	$–	$(7,377)
	EUR	462,350	USD	589,658	01/14/2013	–	(11,912)
	EUR	375,660	USD	479,342	01/22/2013	–	(9,471)
	EUR	685,556	USD	845,822	02/04/2013	–	(46,341)
	EUR	3,039,000	USD	4,032,753	02/11/2013	77,606	–
	EUR	271,769	USD	360,502	03/07/2013	6,717	–
	EUR	437,439	USD	575,189	03/11/2013	5,714	–

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	EUR	130,161	USD	170,823	03/15/2013	$1,368	$–
	EUR	72,605	USD	96,376	03/21/2013	1,846	–
	EUR	188,102	USD	251,069	04/05/2013	6,125	–
	EUR	345,709	USD	450,186	04/25/2013	–	(88)
	EUR	154,000	USD	188,696	07/16/2013	–	(12,067)
	EUR	181,000	USD	223,535	07/19/2013	–	(12,435)
	EUR	221,308	USD	273,591	08/05/2013	–	(14,985)
	EUR	214,240	USD	268,271	08/23/2013	–	(11,146)
	EUR	907,853	NOK	6,799,000	08/26/2013	4,236	–
	EUR	290,394	USD	363,817	08/26/2013	–	(14,936)
	EUR	2,142,816	USD	2,719,702	09/10/2013	–	(75,622)
	EUR	80,778	USD	103,693	09/12/2013	–	(1,685)
	EUR	230,698	USD	298,673	09/16/2013	–	(2,297)
	EUR	54,521	USD	71,821	09/19/2013	689	–
	EUR	131,194	USD	170,523	09/24/2013	–	(651)
	EUR	45,404	USD	59,226	10/25/2013	–	(38)
	USD	1,067,086	AUD	1,064,000	12/12/2012	42,617	–
	USD	156,143	CLP	77,400,000	02/13/2013	3,315	–
	USD	1,063,990	SGD	1,318,751	02/13/2013	16,422	–
	USD	389,652	SGD	485,000	02/19/2013	7,695	–
	USD	402,320	CLP	200,300,000	03/01/2013	9,437	–

						183,787	(221,051)

Credit Suisse AG	USD	494,357	SGD	622,000	03/26/2013	15,242	–

Citibank N.A.	EUR	1,203,000	USD	1,540,802	01/10/2013	–	(24,378)
	EUR	375,660	USD	479,184	01/14/2013	–	(9,592)
	EUR	2,172,000	USD	2,840,802	02/08/2013	14,110	–
	EUR	795,744	USD	1,046,555	03/08/2013	10,658	–
	EUR	89,576	USD	117,625	03/19/2013	1,002	–
	EUR	157,344	USD	207,593	03/26/2013	2,724	–
	EUR	134,537	USD	174,642	07/26/2013	–	(768)
	EUR	97,289	USD	121,434	08/08/2013	–	(5,431)
	EUR	27,522	USD	34,395	08/09/2013	–	(1,495)
	JPY	80,345,200	USD	1,014,003	08/13/2013	36,676	–
	JPY	80,713,200	USD	1,014,001	11/12/2013	30,925	–
	JPY	80,524,000	USD	1,014,003	11/13/2013	33,216	–
	USD	657,318	CLP	327,410,000	02/25/2013	16,106	–
	USD	315,927	CLP	159,543,000	04/29/2013	9,531	–
	USD	150,005	CLP	79,240,000	05/31/2013	10,972	–

						165,920	(41,664)

Deutsche Bank AG	AUD	1,917,000	USD	1,925,674	12/10/2012	–	(73,976)
	CLP	319,210,000	USD	631,574	01/24/2013	–	(27,756)
	CLP	452,780,000	USD	895,760	01/25/2013	–	(39,343)
	CLP	281,940,000	USD	557,469	01/28/2013	–	(24,592)
	CLP	91,080,000	USD	180,071	01/29/2013	–	(7,939)
	CLP	182,160,000	USD	360,100	01/30/2013	–	(15,874)
	CLP	169,990,000	USD	336,008	01/31/2013	–	(14,804)
	CLP	77,500,000	USD	152,761	02/11/2013	–	(6,947)
	CLP	228,220,000	USD	449,739	02/15/2013	–	(20,307)
	CLP	52,350,000	USD	105,972	03/01/2013	–	(1,644)
	CLP	372,560,000	USD	752,646	03/18/2013	–	(11,516)
	EUR	2,243,000	USD	2,880,236	01/14/2013	–	(38,161)
	EUR	3,053,000	USD	4,035,731	02/11/2013	62,364	–
	EUR	375,000	USD	495,450	02/14/2013	7,386	–
	EUR	3,191,817	USD	4,297,782	03/01/2013	142,990	–
	EUR	1,270,000	USD	1,671,688	03/08/2013	18,407	–
	EUR	234,000	USD	308,669	03/26/2013	3,990	–
	EUR	36,531	USD	48,813	03/28/2013	1,247	–
	EUR	119,927	USD	159,913	04/02/2013	3,752	–
	EUR	511,000	USD	682,522	04/04/2013	17,112	–
	EUR	133,071	USD	174,544	04/11/2013	1,250	–
	EUR	68,000	USD	86,071	05/29/2013	–	(2,529)
	EUR	375,671	MYR	1,491,000	07/18/2013	–	(6,538)
	EUR	425,107	MYR	1,683,000	07/22/2013	–	(8,908)
	EUR	133,000	USD	163,917	07/22/2013	–	(9,482)
	EUR	120,000	USD	147,701	07/23/2013	–	(8,750)
	EUR	552,097	MYR	2,164,000	07/25/2013	–	(18,759)
	EUR	805,343	SEK	6,934,000	07/29/2013	–	(13,405)
	EUR	686,000	USD	852,835	07/31/2013	–	(41,628)
	EUR	80,784	USD	101,534	08/28/2013	–	(3,833)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	EUR	2,772,183	SEK	23,782,000	09/24/2013	$–	$(65,476)
	EUR	137,755	USD	176,979	11/19/2013	–	(2,882)
	EUR	122,735	USD	159,611	11/29/2013	–	(660)
	JPY	70,835,000	USD	894,630	11/13/2013	31,856	–
	JPY	691,920,000	USD	8,742,324	11/15/2013	314,452	–
	JPY	686,286,000	USD	8,467,806	11/19/2013	108,064	–
	USD	194,831	INR	11,044,000	12/06/2012	8,126	–
	USD	378,249	INR	21,477,000	12/07/2012	16,362	–
	USD	1,901,837	AUD	1,917,000	12/10/2012	97,814	–
	USD	103,061	INR	5,815,000	12/11/2012	3,702	–
	USD	262,296	INR	14,554,000	12/18/2012	4,562	–
	USD	242,603	INR	13,258,000	12/20/2012	401	–
	USD	279,425	INR	15,233,000	12/26/2012	–	(536)
	USD	330,834	PHP	13,766,000	01/07/2013	6,130	–
	USD	190,596	INR	10,114,000	01/11/2013	–	(5,966)
	USD	2,826,472	EUR	2,243,000	01/14/2013	91,926	–
	USD	95,026	INR	5,110,000	01/14/2013	–	(1,793)
	USD	110,028	PHP	4,819,000	01/22/2013	7,959	–
	USD	626,455	CLP	319,210,000	01/24/2013	32,875	–
	USD	892,428	CLP	452,780,000	01/25/2013	42,675	–
	USD	557,150	CLP	281,940,000	01/28/2013	24,911	–
	USD	179,993	CLP	91,080,000	01/29/2013	8,017	–
	USD	146,567	INR	7,960,000	01/29/2013	–	(1,715)
	USD	356,652	CLP	182,160,000	01/30/2013	19,322	–
	USD	332,336	CLP	169,990,000	01/31/2013	18,476	–
	USD	308,119	INR	16,813,000	01/31/2013	–	(2,271)
	USD	292,074	PHP	12,603,000	01/31/2013	16,539	–
	USD	502,618	SGD	624,000	02/07/2013	8,603	–
	USD	999,421	SGD	1,242,000	02/08/2013	18,107	–
	USD	156,093	CLP	77,500,000	02/11/2013	3,615	–
	USD	1,157,344	MYR	3,542,747	02/14/2013	2,116	–
	USD	458,716	CLP	228,220,000	02/15/2013	11,331	–
	USD	579,283	SGD	727,000	02/19/2013	16,329	–
	USD	271,346	CLP	136,080,000	02/25/2013	8,546	–
	USD	376,710	SGD	471,000	02/25/2013	9,170	–
	USD	309,698	CLP	156,410,000	02/26/2013	11,965	–
	USD	278,031	INR	15,617,000	02/26/2013	4,853	–
	USD	475,671	CLP	239,310,000	02/28/2013	16,346	–
	USD	234,867	SGD	294,500	02/28/2013	6,411	–
	USD	104,376	CLP	52,350,000	03/01/2013	3,240	–
	USD	4,203,304	EUR	3,191,817	03/01/2013	–	(48,512)
	USD	343,488	CLP	171,950,000	03/04/2013	9,846	–
	USD	345,802	CLP	171,950,000	03/06/2013	7,440	–
	USD	382,763	CLP	190,310,000	03/07/2013	8,145	–
	USD	376,813	CLP	189,160,000	03/08/2013	11,682	–
	USD	361,217	CLP	184,040,000	03/13/2013	16,516	–
	USD	736,867	CLP	372,560,000	03/18/2013	27,296	–
	USD	598,673	SGD	758,100	03/19/2013	22,429	–
	USD	650,773	SGD	816,200	03/21/2013	17,930	–
	USD	354,583	CLP	179,490,000	03/29/2013	13,044	–
	USD	375,320	CLP	190,700,000	04/03/2013	15,013	–
	USD	331,096	PHP	13,760,000	04/05/2013	5,937	–
	USD	544,600	PHP	22,596,000	04/10/2013	8,843	–
	USD	394,521	INR	21,429,000	04/12/2013	–	(9,175)
	USD	840,236	INR	45,950,000	04/15/2013	–	(14,342)
	USD	194,377	INR	10,622,000	04/22/2013	–	(3,674)
	USD	383,868	INR	21,520,000	04/26/2013	2,243	–
	USD	85,866	EUR	68,000	05/29/2013	2,734	–
	USD	64,385	MYR	206,200	06/21/2013	2,542	–
	USD	282,346	MYR	912,824	07/12/2013	13,590	–
	USD	1,095,738	MYR	3,540,000	07/15/2013	51,733	–
	USD	502,745	MYR	1,621,000	07/18/2013	22,606	–
	USD	798,763	MYR	2,557,000	07/22/2013	29,753	–
	USD	966,068	MYR	3,109,000	07/25/2013	41,139	–
	USD	452,610	PHP	18,920,000	09/24/2013	8,442	–
	USD	550,766	PHP	23,022,000	10/04/2013	10,258	–
	USD	125,941	MYR	394,093	10/16/2013	1,206	–
	USD	129,364	PHP	5,384,000	10/16/2013	1,842	–
	USD	406,064	MYR	1,259,000	10/23/2013	3	–
	USD	260,000	MYR	810,160	11/19/2013	989	–

						1,586,500	(553,693)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank PLC	EUR	372,921	USD	501,356	12/07/2012	$16,336	$–
	EUR	1,585,000	USD	2,074,464	02/08/2013	11,707	–
	EUR	686,000	USD	848,822	08/02/2013	–	(45,661)
	EUR	1,801,000	USD	2,341,300	10/17/2013	–	(9,220)
	INR	33,693,000	USD	617,920	12/04/2012	–	(1,494)
	USD	594,742	INR	33,693,000	12/04/2012	24,672	–
	USD	100,785	INR	5,733,000	12/10/2012	4,492	–
	USD	256,550	INR	14,470,000	12/13/2012	9,017	–
	USD	189,220	INR	10,230,000	12/27/2012	–	(1,962)
	USD	407,298	PHP	17,658,000	01/28/2013	25,077	–
	USD	150,029	INR	8,148,000	01/29/2013	–	(1,755)
	USD	222,505	INR	12,138,000	01/31/2013	–	(1,700)
	USD	502,415	SGD	624,000	02/07/2013	8,806	–
	USD	848,509	SGD	1,053,000	02/14/2013	14,182	–
	USD	289,554	MYR	892,000	02/19/2013	2,271	–
	USD	321,990	INR	18,021,000	02/26/2013	4,439	–
	USD	608,985	INR	33,693,000	03/04/2013	733	–
	USD	1,107,276	MXN	14,850,450	03/08/2013	30,995	–
	USD	686,081	SGD	867,000	03/19/2013	24,242	–
	USD	519,770	SGD	652,000	03/21/2013	14,406	–
	USD	271,515	PHP	11,279,000	04/11/2013	4,740	–
	USD	216,428	PHP	8,977,000	04/15/2013	3,440	–
	USD	275,713	MYR	883,000	07/31/2013	10,253	–
	USD	1,950,294	KRW	2,228,406,400	08/09/2013	87,110	–
	USD	571,483	MYR	1,800,000	08/12/2013	11,074	–
	USD	291,947	SGD	363,500	08/15/2013	5,919	–
	USD	291,968	SGD	363,500	08/19/2013	5,900	–
	USD	90,610	PHP	3,800,000	09/30/2013	1,992	–
	USD	74,321	PHP	3,100,000	10/03/2013	1,223	–
	USD	442,705	PHP	18,467,000	10/04/2013	7,318	–
	USD	662,002	PHP	27,532,000	10/07/2013	8,931	–
	USD	382,089	PHP	15,880,000	10/11/2013	4,897	–
	USD	545,419	MYR	1,680,000	10/22/2013	–	(3,544)
	USD	271,000	MYR	840,371	10/24/2013	33	–
	USD	154,747	MYR	483,000	11/20/2013	842	–

						345,047	(65,336)

JPMorgan Chase & Co.	EUR	548,072	USD	699,038	01/14/2013	–	(14,065)
	EUR	1,064,000	USD	1,404,267	02/19/2013	19,398	–
	EUR	729,000	USD	957,141	04/12/2013	7,776	–
	EUR	551,773	MYR	2,164,000	07/29/2013	–	(18,525)
	EUR	686,000	USD	851,738	07/31/2013	–	(42,725)
	EUR	112,835	USD	142,141	08/29/2013	–	(5,032)
	JPY	56,320,000	USD	714,494	11/13/2013	28,513	–
	USD	753,378	MYR	2,432,356	12/17/2012	46,072	–
	USD	302,673	INR	16,267,000	01/14/2013	–	(5,876)
	USD	67,023	PHP	2,780,000	01/15/2013	1,034	–
	USD	95,668	INR	5,104,000	01/22/2013	–	(2,674)
	USD	439,654	PHP	19,234,000	01/22/2013	31,266	–
	USD	190,774	CLP	96,770,000	01/30/2013	8,957	–
	USD	221,113	INR	11,460,000	02/06/2013	–	(12,854)
	USD	141,700	CLP	70,000,000	02/21/2013	2,355	–
	USD	237,638	CLP	118,700,000	02/22/2013	6,606	–
	USD	64,220	CLP	32,200,000	02/28/2013	1,982	–
	USD	90,105	SGD	110,000	03/19/2013	17	–
	USD	141,483	CLP	70,600,000	03/21/2013	3,269	–
	USD	175,246	PHP	7,272,000	04/10/2013	2,867	–
	USD	302,698	PHP	12,598,000	04/12/2013	5,861	–
	USD	237,938	MYR	740,795	04/19/2013	3,460	–
	USD	681,278	MYR	2,123,000	04/23/2013	10,347	–
	USD	195,456	CLP	98,979,000	04/29/2013	6,455	–
	USD	328,375	INR	18,302,000	04/29/2013	–	(160)
	USD	273,014	INR	15,247,000	04/30/2013	371	–
	USD	1,737,023	MYR	5,625,000	06/28/2013	88,005	–
	USD	1,011,730	MYR	3,269,000	07/29/2013	47,078	–
	USD	1,467,735	SGD	1,831,000	07/31/2013	32,608	–
	USD	63,532	MYR	200,000	08/27/2013	1,143	–
	USD	86,658	SGD	106,000	09/19/2013	210	–
	USD	217,159	PHP	9,021,000	10/11/2013	2,678	–
	USD	294,866	MYR	916,000	10/18/2013	638	–

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	269,031	MYR	833,000	10/31/2013	$–	$(458)

						358,966	(102,369)

Morgan Stanley and Co., Inc.	EUR	147,275	SEK	1,283,353	07/16/2013	–	(82)
	EUR	126,818	SEK	1,094,428	07/22/2013	–	(1,697)
	USD	290,028	CLP	152,700,000	01/14/2013	25,763	–
	USD	258,102	CLP	130,090,000	02/04/2013	10,235	–
	USD	129,332	CLP	63,890,000	02/11/2013	2,329	–
	USD	347,761	CLP	171,620,000	02/13/2013	5,807	–
	USD	298,253	CLP	149,380,000	02/25/2013	8,995	–
	USD	322,800	CLP	161,400,000	02/27/2013	9,080	–
	USD	149,169	CLP	76,300,000	03/11/2013	7,474	–
	USD	491,146	SGD	621,300	03/26/2013	17,879	–
	USD	343,696	CLP	174,340,000	04/15/2013	12,593	–
	USD	308,228	CLP	156,210,000	04/19/2013	10,845	–
	USD	152,401	CLP	77,900,000	05/13/2013	6,222	–
	USD	536,310	CLP	280,490,000	05/22/2013	34,171	–
	USD	1,179,815	SGD	1,467,690	08/01/2013	22,830	–

						174,223	(1,779)

UBS AG	EUR	195,111	USD	261,244	12/10/2012	7,476	–
	EUR	2,118,000	USD	2,709,134	01/11/2013	–	(46,546)
	EUR	866,907	USD	1,104,786	01/14/2013	–	(23,158)
	EUR	664,629	USD	868,205	01/25/2013	3,350	–
	EUR	177,000	USD	232,153	02/01/2013	1,817	–
	EUR	1,629,000	USD	2,129,755	02/08/2013	9,736	–
	EUR	1,210,000	USD	1,610,183	02/13/2013	35,381	–
	EUR	1,064,000	USD	1,405,384	02/19/2013	20,515	–
	EUR	849,000	USD	1,122,531	02/21/2013	17,476	–
	EUR	1,065,710	SEK	9,282,820	07/16/2013	–	(1,162)
	EUR	685,000	USD	843,098	08/01/2013	–	(50,071)
	EUR	1,062,010	SEK	9,000,000	08/26/2013	–	(40,393)
	EUR	1,333,312	USD	1,668,240	08/26/2013	–	(70,765)
	EUR	214,699	USD	277,778	09/17/2013	–	(2,324)
	EUR	751,794	NOK	5,605,000	11/08/2013	–	(4,526)
	EUR	701,089	USD	897,464	11/20/2013	–	(17,934)

						95,751	(256,879)

Net Unrealized Appreciation (Depreciation)						$2,925,436	$(1,242,771)

Currency Legend

AUD—Australian Dollar

CLP—Chilean Peso

EUR—Euro Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PHP—Philippine Peso

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
France	$24,565,627	$—	$—	$24,565,627
United Kingdom	38,382,123	—	—	38,382,123
United States	85,669,876	—	—	85,669,876
Other Countries*	100,014,229	—	—	100,014,229
Preferred Stock	3,494,560	—	—	3,494,560
Foreign Government Agencies	—	147,338,517	—	147,338,517
Foreign Government Treasuries	—	4,100,755	—	4,100,755
Municipal Bonds & Notes	—	992,770	—	992,770
Short-Term Investment Securities:
Foreign Government Treasuries	—	6,140,138	—	6,140,138
Registered Investment Companies	21,711,067	—	—	21,711,067
Time Deposits	—	396,000	—	396,000
U.S. Government Agencies	—	17,949,999	—	17,949,999
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Appreciation	—	2,925,436	—	2,925,436

Total	$273,837,482	$179,843,615	$—	$453,681,097

LIABILITIES:
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Depreciation	$—	$1,242,771	$—	$1,242,771

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	22.1%
Federal Home Loan Mtg. Corp.	17.8
United States Treasury Notes	16.2
United States Treasury Bonds	10.2
Investment Companies	9.0
Government National Mtg. Assoc.	7.7
Repurchase Agreements	5.2
Federal Farm Credit Bank	3.5
U.S. Government Treasuries	2.7
Registered Investment Companies	2.4
Federal Home Loan Bank	1.8
Diversified Financial Services	1.1
Diversified Banking Institutions	0.4
Electric — Integrated	0.2
Chemicals — Diversified	0.2
Banks — Commercial	0.2
Multimedia	0.2
Cable/Satellite TV	0.2
Banks — Super Regional	0.2
Networking Products	0.2
Auto/Truck Parts & Equipment — Original	0.1
Real Estate Investment Trusts	0.1
Computers	0.1
Transport — Rail	0.1

101.9%

Credit Quality†#

Aaa	96.1%
Aa	2.0
A	0.5
Baa	1.4

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 1.1%
Diversified Financial Services — 1.1%
Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA 1.97% due 08/15/2045(1)	$996,638	$127,704
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	380,066	415,753
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	231,734
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A 1.75% due 08/20/2021*(1)(2)	384,222	383,734
WF-RBS Commercial Mtg. Trust Series 2001-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	354,080

Total Asset Backed Securities
(cost $1,443,885)		1,513,005

U.S. CORPORATE BONDS & NOTES — 1.8%
Auto/Truck Parts & Equipment - Original — 0.1%
Johnson Controls, Inc. Senior Notes 5.00% due 03/30/2020	200,000	230,272

Banks - Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 1.50% due 07/01/2015	237,000	240,777

Cable/Satellite TV — 0.2%
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	243,021

Chemicals - Diversified — 0.2%
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	270,666

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 6.13% due 03/01/2014	200,000	209,282

Diversified Banking Institutions — 0.4%
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	182,255
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	231,468
Morgan Stanley Senior Notes 3.80% due 04/29/2016	200,000	208,334

		622,057

Electric - Integrated — 0.2%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	275,406

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	238,110

Real Estate Investment Trusts — 0.1%
CommonWealth REIT Senior Notes 5.75% due 11/01/2015	200,000	213,281

Security Description	Principal Amount	Value (Note 2)

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023*	$89,000	$90,676
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	23,664

		114,340

Total U.S. Corporate Bonds & Notes
(cost $2,484,497)		2,657,212

FOREIGN CORPORATE BONDS & NOTES — 9.4%
Banks - Commercial — 0.2%
Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/2016*	250,000	263,700

Investment Companies — 9.0%
Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	12,000,000	13,189,356

Multimedia — 0.2%
Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018	200,000	250,521

Telephone - Integrated — 0.0%
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	60,000	60,827

Total Foreign Corporate Bonds & Notes
(cost $13,541,561)		13,764,404

U.S. GOVERNMENT AGENCIES — 52.9%
Federal Farm Credit Bank — 3.5%
3.35% due 10/21/2025	1,500,000	1,677,478
4.88% due 12/16/2015	2,000,000	2,279,000
4.88% due 01/17/2017	1,000,000	1,175,989

		5,132,467

Federal Home Loan Bank — 1.8%
4.75% due 09/11/2015	1,000,000	1,120,192
4.88% due 11/27/2013	1,000,000	1,045,812
5.38% due 06/14/2013#	500,000	513,748

		2,679,752

Federal Home Loan Mtg. Corp. — 17.8%
4.50% due 09/01/2019	198,923	212,310
4.50% due 09/01/2039	2,336,800	2,501,367
4.50% due 11/01/2039	1,118,410	1,197,173
4.50% due 02/01/2040	1,600,754	1,719,488
4.50% due 04/01/2040	140,051	150,439
4.50% due 06/01/2040	466,526	501,130
4.50% due 08/01/2040	1,539,855	1,654,073
4.50% due 03/01/2041	3,979,071	4,258,607
4.50% due 04/01/2041	576,617	620,649
4.50% due 06/01/2041	1,298,803	1,397,981
4.75% due 11/17/2015#	3,000,000	3,384,276
5.00% due 12/14/2018	1,000,000	1,150,096
5.00% due 10/01/2034	105,310	113,533
5.50% due 12/01/2036	93,583	101,168
6.00% due 11/01/2033	240,767	267,240
6.50% due 02/01/2032	105,451	122,612
7.50% due 09/01/2016	8,776	8,800
8.00% due 02/01/2030	4,046	4,262
8.00% due 08/01/2030	730	906
8.00% due 06/01/2031	3,479	4,321
Federal Home Loan Mtg. Corp. FRS 4.77% due 12/01/2035	36,975	39,567

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 3981, Class PA
3.00% due 04/15/2031	$939,059	$976,004
Series 4057, Class WY
3.50% due 06/15/2027	1,000,000	1,096,398
Series 3813, Class D
4.00% due 02/15/2026	1,000,000	1,121,695
Series 3917, Class B
4.50% due 08/15/2026	465,000	545,191
Series 3927, Class AY
4.50% due 09/15/2026	1,494,968	1,763,436
Series 3786, Class PB
4.50% due 07/15/2040	1,000,000	1,150,999

		26,063,721

Federal National Mtg. Assoc. — 22.1%
zero coupon due 10/09/2019	1,250,000	1,103,375
4.00% due 09/01/2040	372,628	399,710
4.00% due 10/01/2040	371,443	398,439
4.00% due 12/01/2040	366,377	393,005
4.00% due 01/01/2041	940,824	1,009,202
4.00% due 02/01/2041	4,234,216	4,543,126
4.00% due 03/01/2041	5,597,141	6,005,682
4.00% due 06/01/2042	2,734,986	3,067,946
5.00% due 02/01/2019	242,003	263,296
5.00% due 12/01/2036	237,047	256,963
5.50% due 12/01/2033	146,556	161,153
5.50% due 10/01/2034	281,605	308,244
6.00% due 06/01/2035	62,344	68,953
6.00% due 08/25/2037 STRIPS	1,371,931	186,575
6.50% due 02/01/2017	17,154	18,616
6.50% due 07/01/2032	22,308	25,522
7.00% due 09/01/2031	54,475	65,311
11.50% due 09/01/2019	34	35
12.00% due 01/15/2016	29	29
12.50% due 09/20/2015	16	16
13.00% due 11/15/2015	25	25
Federal National Mtg. Assoc. FRS
2.25% due 01/01/2036	23,921	25,234
2.26% due 11/01/2034	35,716	37,405
2.34% due 02/01/2035	12,979	13,705
Federal National Mtg. Assoc. REMIC Series 2002-34, Class AO zero coupon due 05/18/2032	968,255	833,748
Series 2011-126, Class EC
2.00% due 04/25/2040	1,400,940	1,405,329
Series 2012-93, Class ME
2.50% due 01/25/2042	1,981,610	2,045,465
Series 2011-145, Class PB
3.50% due 01/25/2032	2,500,000	2,704,347
Series 2012-50, Class VB
4.00% due 01/25/2029	1,355,000	1,570,136
Series 2012-47, Class VB
4.00% due 04/25/2031	2,000,000	2,262,218
Series 2004-90, Class GC
4.35% due 11/25/2034	1,000,000	1,138,103
Series 2010-117, Class DY
4.50% due 10/25/2025	974,930	1,132,186
Series 2010-34, Class MB
4.50% due 12/25/2040	250,000	295,548
Series 2007-116, Class PB
5.50% due 08/25/2035	275,000	311,180

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC FRS
Series 2010-28, Class SA 6.34% due 10/25/2027	$2,529,895	$160,351

		32,210,178

Government National Mtg. Assoc. — 7.7%
4.50% due 02/20/2038	1,000,000	1,155,899
4.50% due 03/15/2038	263,235	286,909
4.50% due 03/15/2039	42,624	46,644
4.50% due 05/15/2039	1,097,843	1,201,383
4.50% due 06/15/2039	1,001,326	1,096,059
4.50% due 07/15/2039	1,020,700	1,116,679
4.50% due 09/15/2039	19,370	21,197
4.50% due 12/15/2039	276,176	302,222
4.50% due 04/15/2040	404,366	444,271
4.50% due 06/15/2040	1,540,117	1,682,001
4.50% due 08/15/2040	223,640	245,710
5.00% due 09/15/2035	7,515	8,211
5.00% due 02/15/2036	292,964	319,367
5.00% due 05/15/2036	16,317	17,761
6.00% due 01/15/2032	43,384	49,179
6.50% due 08/15/2031	68,973	82,105
7.50% due 02/15/2029	7,168	7,600
7.50% due 07/15/2030	470	577
7.50% due 01/15/2031	6,625	8,134
7.50% due 02/15/2031	6,147	6,721
Government National Mtg. Assoc. REMIC
Series 2004-18, Class Z
4.50% due 03/16/2034	737,952	835,019
Series 2005-21, Class Z
5.00% due 03/20/2035	1,026,199	1,199,577
Series 2009-91, Class PR
5.00% due 09/20/2038	1,000,000	1,151,651

		11,284,876

Total U.S. Government Agencies
(cost $73,150,737)		77,370,994

U.S. GOVERNMENT TREASURIES — 26.4%
United States Treasury Bonds — 10.2%
zero coupon due 08/15/2024	2,040,000	1,608,970
2.00% due 01/15/2026 TIPS(3)	2,308,165	3,056,154
3.75% due 08/15/2041	6,000,000	7,228,128
3.88% due 08/15/2040	2,500,000	3,077,735

		14,970,987

United States Treasury Notes — 16.2%
0.25% due 05/15/2015	2,000,000	1,998,124
0.63% due 05/31/2017	1,000,000	1,004,141
1.63% due 08/15/2022#	7,000,000	7,036,638
1.75% due 05/15/2022	2,000,000	2,040,624
2.00% due 02/15/2022	5,000,000	5,228,515
2.63% due 08/15/2020	3,250,000	3,600,389
4.00% due 02/15/2015	1,000,000	1,081,484
4.25% due 08/15/2013	500,000	514,258
4.25% due 08/15/2015	1,000,000	1,105,469

		23,609,642

Total U.S. Government Treasuries
(cost $35,856,428)		38,580,629

Total Long-Term Investment Securities
(cost $126,477,108)		133,886,244

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 5.1%
Registered Investment Companies — 2.4%
State Street Navigator Securities Lending Prime Portfolio(4)	$3,435,645	$3,435,645

U.S. Government Treasuries — 2.7%
United States Treasury Bills Disc. Notes
0.10% due 12/13/2012#	2,000,000	1,999,937
0.12% due 12/13/2012#	2,000,000	1,999,920

		3,999,857

Total Short-Term Investment Securities
(cost $7,435,502)		7,435,502

REPURCHASE AGREEMENTS — 5.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/2012, to be repurchased 12/03/2012 in the amount of $1,577,001 and collateralized by $1,610,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $1,612,475	1,577,000	1,577,000
State Street Bank & Trust Co. Joint Repurchase Agreement (5)	6,060,000	6,060,000

Total Repurchase Agreements
(cost $7,637,000)		7,637,000

TOTAL INVESTMENTS
(cost $141,549,610) (6)	101.9%	148,958,746
Liabilities in excess of other assets	(1.9)	(2,796,915)

NET ASSETS	100.0%	$146,161,831

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2012, the aggregate value of these securities was $14,929,033 representing 10.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Commercial Mortgage Backed Security
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Principal amount of security is adjusted for inflation.
(4)	At November 30, 2012, the Fund had loaned securities with a total value of $3,369,049. This was secured by collateral of $3,435,645, which was received in cash and subsequently invested in short-term investments currently valued at $3,435,645 as reported in the portfolio of investments.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Asset Backed Securities:
Diversified Financial Services	$—	$1,129,271	$383,734	$1,513,005
U.S. Corporate Bonds & Notes	—	2,657,212	—	2,657,212
Foreign Corporate Bonds & Notes:
Investment Companies	—	13,189,356	—	13,189,356
Other Industries*	—	575,048	—	575,048
U.S. Government Agencies:
Federal Home Loan Mtg Corp.	—	26,063,721	—	26,063,721
Federal National Mtg. Assoc.	—	32,210,178	—	32,210,178
Government National Mtg. Assoc.	—	11,284,876	—	11,284,876
Other U.S. Government Agencies*	—	7,812,219	—	7,812,219
U.S. Government Treasuries:
United States Treasury Bonds	—	14,970,987	—	14,970,987
United States Treasury Notes	—	23,609,642	—	23,609,642
Short-Term Investment Securities:
Registered Investment Companies	3,435,645	—	—	3,435,645
U.S. Government Treasuries	—	3,999,857	—	3,999,857
Repurchase Agreements	—	7,637,000	—	7,637,000

Total	$3,435,645	$145,139,367	$383,734	$148,958,746

*	Sum of all other industries or other U.S. government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or U.S. government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Growth Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Computers	7.1%
Registered Investment Companies	6.7
Medical — Drugs	4.8
Retail — Discount	3.5
Beverages — Non-alcoholic	3.2
Medical — Biomedical/Gene	3.1
E-Commerce/Products	2.8
Applications Software	2.7
Web Portals/ISP	2.6
Oil — Field Services	2.5
Computer Services	2.4
Agricultural Chemicals	2.2
Enterprise Software/Service	2.2
Diversified Manufacturing Operations	2.1
Computers — Memory Devices	2.1
Commercial Services — Finance	2.0
Retail — Building Products	2.0
Semiconductor Components — Integrated Circuits	2.0
Tobacco	1.9
Cable/Satellite TV	1.8
Transport — Rail	1.7
Electronic Components — Semiconductors	1.7
Retail — Restaurants	1.6
Oil Companies — Exploration & Production	1.6
Wireless Equipment	1.3
Telephone — Integrated	1.3
Food — Misc./Diversified	1.3
Real Estate Investment Trusts	1.2
Cosmetics & Toiletries	1.2
Aerospace/Defense — Equipment	1.1
Aerospace/Defense	1.1
Instruments — Controls	1.1
Banks — Super Regional	1.0
Metal Processors & Fabrication	1.0
Transport — Services	0.9
Retail — Apparel/Shoe	0.9
Insurance — Property/Casualty	0.9
Medical — Wholesale Drug Distribution	0.9
Networking Products	0.7
Pharmacy Services	0.7
Medical Instruments	0.7
Multimedia	0.7
Banks — Commercial	0.7
Beverages — Wine/Spirits	0.6
Vitamins & Nutrition Products	0.6
Medical Products	0.6
Electronic Design Automation	0.6
Food — Retail	0.6
Retail — Regional Department Stores	0.6
Time Deposits	0.5
Motorcycle/Motor Scooter	0.5
Semiconductor Equipment	0.5
Airlines	0.5
Finance — Credit Card	0.4
Computers — Integrated Systems	0.4
Hotels/Motels	0.4
Electronic Measurement Instruments	0.4
Broadcast Services/Program	0.4
Building — Residential/Commercial	0.4
Television	0.4
Retail — Vitamins & Nutrition Supplements	0.4
E-Commerce/Services	0.4
Electronic Security Devices	0.3
Chemicals — Specialty	0.3
Food — Confectionery	0.3
Data Processing/Management	0.3
Textile — Home Furnishings	0.3
Real Estate Management/Services	0.3
Machinery — Farming	0.3

Instruments — Scientific	0.3
Chemicals — Diversified	0.3
Apparel Manufacturers	0.3
Soap & Cleaning Preparation	0.3
Dialysis Centers	0.3
Distribution/Wholesale	0.3
Precious Metals	0.3
Exchange — Traded Funds	0.3
Retail — Major Department Stores	0.2
Retail — Auto Parts	0.2
Respiratory Products	0.2
Steel — Producers	0.2
Retail — Gardening Products	0.2
Medical Information Systems	0.2
Oil Field Machinery & Equipment	0.2
Auto — Cars/Light Trucks	0.2
Electric — Integrated	0.2
Retail — Pet Food & Supplies	0.2
Telecommunication Equipment	0.2
Casino Services	0.2
Retail — Drug Store	0.2
Internet Application Software	0.2
Human Resources	0.2
Dental Supplies & Equipment	0.2
Diversified Minerals	0.2
Machine Tools & Related Products	0.2
Finance — Consumer Loans	0.2
Auto/Truck Parts & Equipment — Original	0.2
Machinery — Pumps	0.2
Electronic Parts Distribution	0.2
Web Hosting/Design	0.2
Containers — Metal/Glass	0.2
Electronic Components — Misc.	0.2
Diversified Banking Institutions	0.1
Food — Catering	0.1
Finance — Leasing Companies	0.1
Filtration/Separation Products	0.1
Insurance — Life/Health	0.1
Finance — Other Services	0.1
Alternative Waste Technology	0.1
Consulting Services	0.1
Insurance — Reinsurance	0.1
Finance — Investment Banker/Broker	0.1
Insurance Brokers	0.1
Multilevel Direct Selling	0.1
Diagnostic Kits	0.1
Retail — Video Rentals	0.1
Oil Refining & Marketing	0.1
Engineering/R&D Services	0.1
Motion Pictures & Services	0.1
Internet Security	0.1
Rubber — Tires	0.1
Metal — Diversified	0.1
Machinery — Construction & Mining	0.1
Electronic Forms	0.1
Commercial Services	0.1
Recreational Vehicles	0.1
Rental Auto/Equipment	0.1
Industrial Automated/Robotic	0.1
Building & Construction Products — Misc.	0.1
Decision Support Software	0.1
Therapeutics	0.1
Internet Content — Entertainment	0.1
Machinery — General Industrial	0.1

106.8%

*	Calculated as a percentage of net assets

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.3%
Aerospace/Defense — 1.1%
Boeing Co.	83,826	$6,226,595
Lockheed Martin Corp.	18,415	1,718,120
Rockwell Collins, Inc.#	10,363	592,556

		8,537,271

Aerospace/Defense - Equipment — 1.1%
BE Aerospace, Inc.†	16,504	781,630
United Technologies Corp.	105,002	8,411,710

		9,193,340

Agricultural Chemicals — 2.2%
Agrium, Inc.	28,933	2,951,745
CF Industries Holdings, Inc.	6,899	1,476,593
Monsanto Co.	136,140	12,469,062
Syngenta AG	3,221	1,291,250

		18,188,650

Airlines — 0.5%
Alaska Air Group, Inc.†#	38,964	1,665,711
Delta Air Lines, Inc.†	137,435	1,374,350
Spirit Airlines, Inc.†	47,956	804,702

		3,844,763

Alternative Waste Technology — 0.1%
Darling International, Inc.†	53,880	908,956

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.†#	36,458	1,316,134
Michael Kors Holdings, Ltd.†	11,960	635,674
Prada SpA#	59,000	487,213

		2,439,021

Applications Software — 2.7%
Check Point Software Technologies, Ltd.†#	7,276	335,933
Intuit, Inc.	24,580	1,472,588
Microsoft Corp.	704,056	18,741,971
ServiceNow, Inc.†#	31,890	1,040,570

		21,591,062

Auto - Cars/Light Trucks — 0.2%
Hyundai Motor Co.	2,257	470,013
Toyota Motor Corp.	29,800	1,277,892

		1,747,905

Auto/Truck Parts & Equipment - Original — 0.2%
BorgWarner, Inc.†	11,046	732,350
Gentherm, Inc.†#	19,090	230,798
WABCO Holdings, Inc.†#	6,247	387,626

		1,350,774

Banks - Commercial — 0.7%
Bank Mandiri Persero Tbk PT	446,215	383,726
Bank of Nova Scotia#	15,537	875,897
CIT Group, Inc.†	37,204	1,378,408
Credicorp, Ltd.	2,715	379,828
Erste Group Bank AG†	4,091	120,324
Sberbank of Russia ADR#	54,949	650,047
Standard Chartered PLC	36,418	848,951
Turkiye Garanti Bankasi AS	156,168	741,139

		5,378,320

Banks - Super Regional — 1.0%
SunTrust Banks, Inc.	148,133	4,021,811
Wells Fargo & Co.	124,732	4,117,403

		8,139,214

Security Description	Shares	Value (Note 2)

Batteries/Battery Systems — 0.0%
EnerSys, Inc.†	8,187	$285,235

Beverages - Non-alcoholic — 3.2%
Coca-Cola Co.	355,450	13,478,664
Monster Beverage Corp.†	40,466	2,106,255
PepsiCo, Inc.	147,573	10,361,101

		25,946,020

Beverages - Wine/Spirits — 0.6%
Beam, Inc.	50,316	2,823,231
Brown-Forman Corp., Class B	19,869	1,394,406
Pernod-Ricard SA	6,999	792,469

		5,010,106

Broadcast Services/Program — 0.4%
Scripps Networks Interactive, Inc., Class A#	55,925	3,301,812

Building & Construction Products - Misc. — 0.1%
Fortune Brands Home & Security, Inc.†	17,632	528,784

Building - Residential/Commercial — 0.4%
PulteGroup, Inc.†	189,068	3,178,233

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	308,750	11,479,325
Kabel Deutschland Holding AG	5,858	423,596
Liberty Global, Inc., Class A†	27,652	1,549,618
Time Warner Cable, Inc.	7,936	753,047

		14,205,586

Casino Services — 0.2%
Bally Technologies, Inc.†#	20,036	904,425
SHFL Entertainment, Inc.†#	45,200	621,952

		1,526,377

Chemicals - Diversified — 0.3%
Croda International PLC	10,367	395,472
Georgia Gulf Corp.	13,166	603,793
LyondellBasell Industries NV, Class A	24,977	1,242,106
PPG Industries, Inc.	2,546	316,391

		2,557,762

Chemicals - Specialty — 0.3%
NewMarket Corp.#	5,381	1,427,848
WR Grace & Co.†	20,450	1,338,862

		2,766,710

Coatings/Paint — 0.0%
Sherwin - Williams Co.	671	102,341

Commercial Services — 0.1%
Aggreko PLC	16,607	593,866

Commercial Services - Finance — 2.0%
Alliance Data Systems Corp.†#	7,331	1,044,594
Equifax, Inc.	25,574	1,310,412
Mastercard, Inc., Class A	24,862	12,149,562
SEI Investments Co.	29,152	641,635
Total System Services, Inc.	35,219	773,057
Western Union Co.	9,160	115,508

		16,034,768

Computer Services — 2.4%
Accenture PLC, Class A	30,957	2,102,599
International Business Machines Corp.	91,023	17,300,742

		19,403,341

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Computers — 7.1%
Apple, Inc.	97,460	$57,041,389

Computers - Integrated Systems — 0.4%
Riverbed Technology, Inc.†#	168,807	3,021,645
Teradata Corp.†	10,675	634,949

		3,656,594

Computers - Memory Devices — 2.1%
EMC Corp.†	463,918	11,514,445
NetApp, Inc.†	156,270	4,955,322
Western Digital Corp.	10,796	361,018

		16,830,785

Consulting Services — 0.1%
SAIC, Inc.	28,160	324,685
Verisk Analytics, Inc., Class A†	11,325	564,438

		889,123

Containers - Metal/Glass — 0.2%
Owens-Illinois, Inc.†	64,816	1,298,264

Cosmetics & Toiletries — 1.2%
Colgate-Palmolive Co.	40,197	4,361,374
Estee Lauder Cos., Inc., Class A	67,648	3,940,496
L’Oreal SA	4,706	638,663
Unicharm Corp.	15,100	771,165

		9,711,698

Data Processing/Management — 0.3%
CommVault Systems, Inc.†	22,023	1,461,446
Dun & Bradstreet Corp.#	16,235	1,285,488

		2,746,934

Decision Support Software — 0.1%
MSCI, Inc.†	17,065	494,885

Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.#	36,137	1,434,639

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†#	8,823	824,686

Dialysis Centers — 0.3%
DaVita HealthCare Partners, Inc.†	15,696	1,695,168
Fresenius Medical Care AG & Co. KGaA	9,162	629,146

		2,324,314

Distribution/Wholesale — 0.3%
LKQ Corp.†	101,926	2,234,218

Diversified Banking Institutions — 0.1%
Lloyds Banking Group PLC†	791,184	589,369
UBS AG	37,517	587,025

		1,176,394

Diversified Manufacturing Operations — 2.1%
3M Co.	1,135	103,228
Danaher Corp.	110,766	5,978,041
Illinois Tool Works, Inc.#	76,361	4,701,547
Ingersoll-Rand PLC	21,081	1,028,331
Parker Hannifin Corp.#	16,180	1,329,187
Textron, Inc.#	160,809	3,777,404

		16,917,738

Diversified Minerals — 0.2%
BHP Billiton, Ltd.	39,344	1,412,032

E-Commerce/Products — 2.8%
Amazon.com, Inc.†	46,100	11,619,505
eBay, Inc.†	207,854	10,978,848

		22,598,353

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 0.4%
Expedia, Inc.	1,298	$80,294
priceline.com, Inc.†#	2,483	1,646,627
Rakuten, Inc.†	143,700	1,211,518

		2,938,439

E-Marketing/Info — 0.0%
ReachLocal, Inc.†	15,694	172,006

Electric - Integrated — 0.2%
DTE Energy Co.	28,346	1,717,201

Electronic Components - Misc. — 0.2%
Garmin, Ltd.#	32,757	1,273,920

Electronic Components - Semiconductors — 1.7%
ARM Holdings PLC	16,728	207,438
Avago Technologies, Ltd.	31,290	1,098,279
Broadcom Corp., Class A	45,751	1,481,417
Intel Corp.	216,271	4,232,424
LSI Corp.†	136,199	917,981
Skyworks Solutions, Inc.†	12,175	275,764
Texas Instruments, Inc.	62,570	1,843,938
Xilinx, Inc.	96,077	3,329,068

		13,386,309

Electronic Design Automation — 0.6%
Cadence Design Systems, Inc.†#	280,156	3,566,386
Synopsys, Inc.†	35,038	1,149,246

		4,715,632

Electronic Forms — 0.1%
Adobe Systems, Inc.†	17,360	600,830

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	29,425	1,126,683
Trimble Navigation, Ltd.†#	40,032	2,227,381

		3,354,064

Electronic Parts Distribution — 0.2%
Avnet, Inc.†	44,460	1,302,233

Electronic Security Devices — 0.3%
Tyco International, Ltd.	100,330	2,846,362

Engineering/R&D Services — 0.1%
ABB, Ltd.	39,316	766,210

Enterprise Software/Service — 2.2%
Oracle Corp.	505,443	16,224,720
SAP AG ADR	7,536	587,733
Workday, Inc., Class A†	16,185	810,868

		17,623,321

Filtration/Separation Products — 0.1%
Pall Corp.#	15,747	936,632

Finance - Consumer Loans — 0.2%
Ocwen Financial Corp.†	27,255	977,364
World Acceptance Corp.†#	5,519	402,942

		1,380,306

Finance - Credit Card — 0.4%
American Express Co.	30,686	1,715,347
Visa, Inc., Class A	12,971	1,941,889

		3,657,236

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.#	65,235	854,578

Finance - Leasing Companies — 0.1%
ORIX Corp.#	9,370	940,012

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Other Services — 0.1%
IntercontinentalExchange, Inc.†	6,916	$913,949

Food - Catering — 0.1%
Compass Group PLC	84,121	971,724

Food - Confectionery — 0.3%
Hershey Co.#	37,637	2,757,663

Food - Dairy Products — 0.0%
Dean Foods Co.†	21,440	367,482

Food - Misc./Diversified — 1.3%
Annie’s, Inc.†	22,860	819,988
Campbell Soup Co.#	38,380	1,410,465
Kraft Foods Group, Inc.	72,186	3,264,251
Mondelez International, Inc., Class A	32,029	829,231
Nestle SA	29,565	1,934,949
Unilever NV CVA	52,776	2,002,510

		10,261,394

Food - Retail — 0.6%
Jeronimo Martins SGPS SA	31,923	595,568
Whole Foods Market, Inc.	43,837	4,092,623

		4,688,191

Hotel/Motels — 0.4%
Marriott International, Inc., Class A#	98,148	3,561,791

Human Resources — 0.2%
Adecco SA	9,981	493,180
Capita PLC	78,798	962,628

		1,455,808

Industrial Automated/Robotic — 0.1%
FANUC Corp.	3,300	556,438

Instruments - Controls — 1.1%
Honeywell International, Inc.	138,978	8,523,521

Instruments - Scientific — 0.3%
Waters Corp.†	30,432	2,573,026

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.	24,071	847,781

Insurance - Life/Health — 0.1%
Aflac, Inc.	17,516	928,173

Insurance - Property/Casualty — 0.9%
Homeowners Choice, Inc.#	49,843	1,037,233
Travelers Cos., Inc.	88,645	6,277,839

		7,315,072

Insurance - Reinsurance — 0.1%
Validus Holdings, Ltd.#	24,529	869,798

Internet Application Software — 0.2%
Splunk, Inc.†	49,850	1,505,470

Internet Content - Entertainment — 0.1%
Facebook, Inc., Class A†	15,025	420,700

Internet Security — 0.1%
Symantec Corp.†	35,571	667,312

Machine Tools & Related Products — 0.2%
Lincoln Electric Holdings, Inc.	29,431	1,398,267

Machinery - Construction & Mining — 0.1%
Atlas Copco AB, Class A	22,660	583,755
Caterpillar, Inc.	404	34,437

		618,192

Security Description	Shares	Value (Note 2)

Machinery - Farming — 0.3%
Deere & Co.	30,726	$2,582,520

Machinery - General Industrial — 0.1%
Sauer-Danfoss, Inc.#	7,755	407,370

Machinery - Pumps — 0.2%
Flowserve Corp.	9,669	1,339,640

Medical Information Systems — 0.2%
Cerner Corp.†	24,269	1,874,052

Medical Instruments — 0.7%
Edwards Lifesciences Corp.†	22,266	1,932,021
Intuitive Surgical, Inc.†	2,058	1,088,682
Medtronic, Inc.	31,115	1,310,252
St. Jude Medical, Inc.	38,646	1,324,785

		5,655,740

Medical Products — 0.6%
CareFusion Corp.†	49,055	1,369,616
Cooper Cos., Inc.	14,590	1,385,174
Covidien PLC	30,288	1,760,036
Zimmer Holdings, Inc.	3,765	248,377

		4,763,203

Medical - Biomedical/Gene — 3.1%
Alexion Pharmaceuticals, Inc.†#	35,271	3,386,721
Amgen, Inc.	90,314	8,019,883
Biogen Idec, Inc.†	17,297	2,578,810
Celgene Corp.†	35,077	2,756,702
CSL, Ltd.	6,091	328,634
Gilead Sciences, Inc.†	89,442	6,708,150
Life Technologies Corp.†#	15,104	745,382
United Therapeutics Corp.†#	12,183	640,217

		25,164,499

Medical - Drugs — 4.8%
Abbott Laboratories	156,685	10,184,525
Allergan, Inc.	80,205	7,439,014
Bristol-Myers Squibb Co.	177,235	5,783,178
Eli Lilly & Co.	82,800	4,060,512
Grifols SA†	29,104	930,951
Johnson & Johnson#	109,705	7,649,730
Novo Nordisk A/S, Class B	7,454	1,183,793
Roche Holding AG	5,538	1,090,030
Sanofi	6,504	580,780

		38,902,513

Medical - Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	125,933	5,316,891
McKesson Corp.	18,590	1,756,197

		7,073,088

Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	40,746	7,472,409
SKF AB, Class B	16,113	387,486

		7,859,895

Metal - Diversified — 0.1%
Rio Tinto PLC	12,839	636,333

Motion Pictures & Services — 0.1%
Dolby Laboratories, Inc., Class A#	20,053	669,169

Motorcycle/Motor Scooter — 0.5%
Harley-Davidson, Inc.	93,429	4,387,426

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A#	18,540	841,716

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Multimedia — 0.7%
FactSet Research Systems, Inc.#	4,215	$389,424
Viacom, Inc., Class B	98,090	5,062,425

		5,451,849

Networking Products — 0.7%
Cisco Systems, Inc.	227,318	4,298,584
Palo Alto Networks, Inc.†	26,622	1,448,769

		5,747,353

Oil Companies - Exploration & Production — 1.6%
BG Group PLC	55,898	958,260
Continental Resources, Inc.†#	5,654	388,430
Energy XXI Bermuda, Ltd.#	33,516	1,061,787
EOG Resources, Inc.	43,171	5,077,773
Noble Energy, Inc.	42,731	4,176,955
Occidental Petroleum Corp.	17,443	1,311,888

		12,975,093

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	15,294	825,111
Flotek Industries, Inc.†#	26,674	308,085
National Oilwell Varco, Inc.	10,613	724,868

		1,858,064

Oil Refining & Marketing — 0.1%
Western Refining, Inc.#	27,178	789,521

Oil - Field Services — 2.5%
Core Laboratories NV	16,275	1,679,254
Oceaneering International, Inc.	94,197	4,962,298
Petrofac, Ltd.	11,006	287,070
Saipem SpA	18,239	811,961
Schlumberger, Ltd.	174,227	12,478,138

		20,218,721

Pharmacy Services — 0.7%
Express Scripts Holding Co.†	105,666	5,690,114

Precious Metals — 0.3%
Coeur d’Alene Mines Corp.†	93,842	2,182,765

Real Estate Investment Trusts — 1.2%
American Campus Communities, Inc.	50,158	2,196,920
American Tower Corp.	25,087	1,879,769
Simon Property Group, Inc.	38,076	5,792,502

		9,869,191

Real Estate Management/Services — 0.3%
BR Malls Participacoes SA	39,000	501,006
CBRE Group, Inc., Class A†	111,486	2,110,430

		2,611,436

Recreational Vehicles — 0.1%
Polaris Industries, Inc.#	6,832	579,422

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†#	13,594	564,559

Respiratory Products — 0.2%
ResMed, Inc.#	47,275	1,942,530

Retail - Apparel/Shoe — 0.9%
Chico’s FAS, Inc.	81,196	1,514,305
Foot Locker, Inc.	75,778	2,715,884
Gap, Inc.	3,544	122,126
Urban Outfitters, Inc.†	85,776	3,233,755

		7,586,070

Security Description	Shares	Value (Note 2)

Retail - Auto Parts — 0.2%
Advance Auto Parts, Inc.	4,421	$323,396
O’Reilly Automotive, Inc.†	17,979	1,691,464

		2,014,860

Retail - Building Products — 2.0%
Home Depot, Inc.	150,923	9,820,560
Lowe’s Cos., Inc.	170,140	6,140,352

		15,960,912

Retail - Discount — 3.5%
Costco Wholesale Corp.	95,049	9,884,145
Dollar General Corp.†	63,185	3,159,250
Family Dollar Stores, Inc.	10,941	778,999
Wal-Mart Stores, Inc.	195,888	14,107,854

		27,930,248

Retail - Drug Store — 0.2%
CVS Caremark Corp.	32,636	1,517,900

Retail - Gardening Products — 0.2%
Tractor Supply Co.#	21,209	1,900,751

Retail - Major Department Stores — 0.2%
TJX Cos., Inc.	46,384	2,056,667

Retail - Pet Food & Supplies — 0.2%
PetMed Express, Inc.#	19,546	225,561
PetSmart, Inc.	20,724	1,464,358

		1,689,919

Retail - Regional Department Stores — 0.6%
Macy’s, Inc.	119,088	4,608,706

Retail - Restaurants — 1.6%
Cracker Barrel Old Country Store, Inc.#	6,841	420,380
McDonald’s Corp.	56,956	4,957,450
Starbucks Corp.	130,178	6,752,333
Yum! Brands, Inc.	11,953	801,807

		12,931,970

Retail - Video Rentals — 0.1%
Coinstar, Inc.†#	17,359	816,567

Retail - Vitamins & Nutrition Supplements — 0.4%
GNC Holdings, Inc., Class A	83,841	2,945,334

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	3,366	84,083
Pirelli & C. SpA#	49,007	568,526

		652,609

Semiconductor Components - Integrated Circuits — 2.0%
Analog Devices, Inc.	21,350	866,810
Linear Technology Corp.	135,681	4,503,252
QUALCOMM, Inc.	165,471	10,527,265

		15,897,327

Semiconductor Equipment — 0.5%
ASML Holding NV#	7,774	486,419
Teradyne, Inc.†#	229,134	3,583,656

		4,070,075

Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	31,914	1,728,143
Reckitt Benckiser Group PLC	10,208	641,924

		2,370,067

Steel - Producers — 0.2%
Nucor Corp.	46,638	1,920,553

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Telecommunication Equipment — 0.2%
Harris Corp.	34,220	$1,612,789

Telephone - Integrated — 1.3%
Verizon Communications, Inc.	234,752	10,357,258

Television — 0.4%
AMC Networks, Inc., Class A†	904	47,695
CBS Corp., Class B	83,256	2,995,551

		3,043,246

Textile - Home Furnishings — 0.3%
Mohawk Industries, Inc.†#	30,886	2,655,887

Therapeutics — 0.1%
Warner Chilcott PLC, Class A	36,251	422,687

Tobacco — 1.9%
Philip Morris International, Inc.	173,322	15,578,181

Toys — 0.0%
LeapFrog Enterprises, Inc.†#	10,894	99,244

Transport - Rail — 1.7%
Canadian Pacific Railway, Ltd.	10,034	936,379
Union Pacific Corp.	102,679	12,606,927

		13,543,306

Transport - Services — 0.9%
FedEx Corp.	11,914	1,066,661
Koninklijke Vopak NV	6,464	477,588
United Parcel Service, Inc., Class B	83,103	6,075,660

		7,619,909

Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	57,071	3,891,672
USANA Health Sciences, Inc.†#	26,665	1,100,731

		4,992,403

Web Hosting/Design — 0.2%
Equinix, Inc.†#	7,009	1,301,992

Web Portals/ISP — 2.6%
Baidu, Inc. ADR†	8,669	834,911
Google, Inc., Class A†	28,726	20,061,377

		20,896,288

Wireless Equipment — 1.3%
Crown Castle International Corp.†	82,560	5,574,451
SBA Communications Corp., Class A†#	73,284	5,043,405

		10,617,856

Total Common Stock
(cost $698,791,641)		800,268,669

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Growth Index Fund# (cost $1,854,424)	28,917	$1,905,052

Total Long-Term Investment Securities
(cost $700,646,065)		802,173,721

SHORT-TERM INVESTMENT SECURITIES — 7.2%
Registered Investment Companies — 6.7%
State Street Navigator Securities Lending Prime Portfolio(1)	53,705,363	53,705,363

Time Deposits — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012	$4,478,000	4,478,000

Total Short-Term Investment Securities
(cost $58,183,363)		58,183,363

TOTAL INVESTMENTS
(cost $758,829,428)(2)	106.8%	860,357,084
Liabilities in excess of other assets	(6.8)	(54,703,911)

NET ASSETS —	100.0%	$805,653,173

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At November 30, 2012, the Fund had loaned securities with a total value of $52,572,665. This was secured by collateral of $53,705,363, which was received in cash and subsequently invested in short-term investments currently value at $53,705,363 as reported in the portfolio of investments. Additional collateral of $296,509 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
United States Treasury Notes/Bonds	0.25 to 3.13%	12/15/2012 to 02/15/2042	$296,509

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computers	$57,041,389	$—	$—	$57,041,389
Other Industries*	743,227,280	—	—	743,227,280
Exchange-Traded Funds	1,905,052	—	—	1,905,052
Short-Term Investment Securities:
Registered Investment Companies	53,705,363	—	—	53,705,363
Time Deposits	—	4,478,000	—	4,478,000

Total	$855,879,084	$4,478,000	$—	$860,357,084

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Medical — Drugs	7.4%
Registered Investment Companies	5.2
Diversified Banking Institutions	4.7
Repurchase Agreements	4.4
Oil Companies — Integrated	4.1
Computers	3.9
Cable/Satellite TV	3.8
Banks — Super Regional	3.6
Retail — Discount	2.8
Medical — Biomedical/Gene	2.8
Enterprise Software/Service	2.6
Aerospace/Defense	2.4
Applications Software	2.3
Food — Misc./Diversified	2.3
Oil Companies — Exploration & Production	2.1
Instruments — Controls	1.9
E-Commerce/Products	1.9
Aerospace/Defense — Equipment	1.9
Diversified Manufacturing Operations	1.8
Insurance — Multi-line	1.8
Oil — Field Services	1.7
Beverages — Non-alcoholic	1.7
Commercial Services — Finance	1.6
Web Portals/ISP	1.5
Telephone — Integrated	1.5
Multimedia	1.4
Medical — HMO	1.4
Engineering/R&D Services	1.4
Cosmetics & Toiletries	1.4
Finance — Credit Card	1.2
Metal — Copper	1.2
Retail — Building Products	1.0
Computers — Memory Devices	1.0
Electronic Components — Semiconductors	0.9
Retail — Restaurants	0.9
Networking Products	0.9
Chemicals — Specialty	0.9
Retail — Bedding	0.8
Medical Products	0.8
Food — Retail	0.8
Machinery — Construction & Mining	0.8
Wireless Equipment	0.8
Apparel Manufacturers	0.8
Electric Products — Misc.	0.8
Internet Content — Entertainment	0.8
Retail — Automobile	0.8
Medical Instruments	0.7
Transport — Services	0.7
Vitamins & Nutrition Products	0.7
Insurance — Property/Casualty	0.7
Retail — Drug Store	0.7
Retail — Apparel/Shoe	0.7
Banks — Fiduciary	0.6
Retail — Sporting Goods	0.6
Software Tools	0.6
Chemicals — Diversified	0.6
Building — Residential/Commercial	0.6
Electronic Connectors	0.6
Paper & Related Products	0.5
Oil Refining & Marketing	0.5
Beverages — Wine/Spirits	0.5
Pharmacy Services	0.5
Cellular Telecom	0.5
Oil & Gas Drilling	0.5
Private Equity	0.5
Cruise Lines	0.4
Internet Content — Information/News	0.4
Medical — Generic Drugs	0.4
Computer Services	0.4

Electronic Design Automation	0.4
Finance —Other Services	0.3
Oil Field Machinery & Equipment	0.2

106.3%

*	Calculated as a percentage of net assets

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.7%
Aerospace/Defense — 2.4%
Boeing Co.#	20,204	$1,500,753
General Dynamics Corp.	8,200	545,300

		2,046,053

Aerospace/Defense - Equipment — 1.9%
United Technologies Corp.	19,323	1,547,966

Apparel Manufacturers — 0.8%
Coach, Inc.	2,714	156,978
Michael Kors Holdings, Ltd.†	9,410	500,141

		657,119

Applications Software — 2.3%
Microsoft Corp.	40,285	1,072,386
Red Hat, Inc.†#	4,912	242,653
Salesforce.com, Inc.†#	3,931	619,801

		1,934,840

Banks - Fiduciary — 0.6%
State Street Corp.	12,100	537,724

Banks - Super Regional — 3.6%
Capital One Financial Corp.	18,872	1,087,027
US Bancorp	19,641	633,619
Wells Fargo & Co.	39,773	1,312,907

		3,033,553

Beverages - Non-alcoholic — 1.7%
Coca-Cola Co.	21,767	825,405
PepsiCo, Inc.	8,200	575,722

		1,401,127

Beverages - Wine/Spirits — 0.5%
Beam, Inc.	7,511	421,442

Building - Residential/Commercial — 0.6%
PulteGroup, Inc.†#	30,171	507,175

Cable/Satellite TV — 3.8%
Comcast Corp., Class A	33,842	1,258,246
DISH Network Corp., Class A	52,910	1,959,786

		3,218,032

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	16,082	414,916

Chemicals - Diversified — 0.6%
E.I. du Pont de Nemours & Co.	12,100	521,994

Chemicals - Specialty — 0.9%
Albemarle Corp.	12,200	729,438

Commercial Services - Finance — 1.6%
Alliance Data Systems Corp.†#	3,629	517,096
Mastercard, Inc., Class A	1,592	777,979

		1,295,075

Computer Services — 0.4%
International Business Machines Corp.	1,713	325,590

Computers — 3.9%
Apple, Inc.#	5,579	3,265,277

Computers - Memory Devices — 1.0%
EMC Corp.†	34,613	859,095

Cosmetics & Toiletries — 1.4%
Estee Lauder Cos., Inc., Class A	3,535	205,914
Procter & Gamble Co.	13,737	959,254

		1,165,168

Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd.#	10,494	369,914

Security Description	Shares	Value (Note 2)

Diversified Banking Institutions — 4.7%
Bank of America Corp.	80,100	$789,786
Citigroup, Inc.	24,184	836,041
Goldman Sachs Group, Inc.	8,146	959,517
JPMorgan Chase & Co.	31,745	1,304,085

		3,889,429

Diversified Manufacturing Operations — 1.8%
3M Co.	4,885	444,291
General Electric Co.#	49,702	1,050,203

		1,494,494

E-Commerce/Products — 1.9%
Amazon.com, Inc.†	2,253	567,869
eBay, Inc.†	18,859	996,132

		1,564,001

Electric Products - Misc. — 0.8%
AMETEK, Inc.#	17,504	653,424

Electronic Components - Semiconductors — 0.9%
Intel Corp.#	40,300	788,671

Electronic Connectors — 0.6%
Amphenol Corp., Class A#	8,057	498,889

Electronic Design Automation — 0.4%
Cadence Design Systems, Inc.†#	25,438	323,826

Engineering/R&D Services — 1.4%
Fluor Corp.	21,964	1,165,849

Enterprise Software/Service — 2.6%
Oracle Corp.	56,071	1,799,879
Workday, Inc., Class A†#	6,905	345,941

		2,145,820

Finance - Credit Card — 1.2%
Visa, Inc., Class A	6,849	1,025,364

Finance - Other Services — 0.3%
IntercontinentalExchange, Inc.†	1,622	214,347

Food - Misc./Diversified — 2.3%
ConAgra Foods, Inc.	16,100	480,746
Kraft Foods Group, Inc.†	12,066	545,624
Mondelez International, Inc., Class A	33,495	867,186

		1,893,556

Food - Retail — 0.8%
Whole Foods Market, Inc.	7,492	699,453

Instruments - Controls — 1.9%
Honeywell International, Inc.	25,940	1,590,900

Insurance - Multi-line — 1.8%
Hartford Financial Services Group, Inc.#	31,900	675,642
MetLife, Inc.	24,200	803,198

		1,478,840

Insurance - Property/Casualty — 0.7%
Travelers Cos., Inc.	8,100	573,642

Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	23,272	651,616

Internet Content - Information/News — 0.4%
LinkedIn Corp., Class A†#	3,216	347,778

Machinery - Construction & Mining — 0.8%
Joy Global, Inc.#	12,100	689,579

Medical Instruments — 0.7%
Intuitive Surgical, Inc.†	1,157	612,053

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Products — 0.8%
Covidien PLC	12,100	$703,131

Medical - Biomedical/Gene — 2.8%
Alexion Pharmaceuticals, Inc.†	5,100	489,702
Amgen, Inc.	5,242	465,490
Biogen Idec, Inc.†	4,227	630,203
Gilead Sciences, Inc.†	9,740	730,500

		2,315,895

Medical - Drugs — 7.4%
Abbott Laboratories	23,445	1,523,925
Allergan, Inc.	7,998	741,815
Johnson & Johnson#	15,895	1,108,358
Merck & Co., Inc.#	20,054	888,392
Pfizer, Inc.	76,623	1,917,108

		6,179,598

Medical - Generic Drugs — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	8,100	326,835

Medical - HMO — 1.4%
Aetna, Inc.#	12,100	522,599
UnitedHealth Group, Inc.	12,124	659,424

		1,182,023

Metal - Copper — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	24,940	972,909

Multimedia — 1.4%
Time Warner, Inc.#	12,136	574,033
Viacom, Inc., Class B	12,100	624,481

		1,198,514

Networking Products — 0.9%
Cisco Systems, Inc.	39,500	746,945

Oil & Gas Drilling — 0.5%
Ensco PLC, Class A#	7,074	411,919

Oil Companies - Exploration & Production — 2.1%
Anadarko Petroleum Corp.	17,767	1,300,367
Devon Energy Corp.#	8,150	421,110

		1,721,477

Oil Companies - Integrated — 4.1%
Chevron Corp.#	11,905	1,258,239
ConocoPhillips#	20,100	1,144,494
Exxon Mobil Corp.#	12,076	1,064,379

		3,467,112

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	3,695	199,345

Oil Refining & Marketing — 0.5%
Tesoro Corp.#	10,525	444,997

Oil - Field Services — 1.7%
Halliburton Co.	20,100	670,335
Schlumberger, Ltd.	10,428	746,853

		1,417,188

Paper & Related Products — 0.5%
International Paper Co.	12,100	449,394

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	7,767	418,253

Private Equity — 0.5%
KKR & Co LP	29,446	404,883

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Apparel/Shoe — 0.7%
Urban Outfitters, Inc.†#	14,556	$548,761

Retail - Automobile — 0.8%
CarMax, Inc.†#	17,520	635,275

Retail - Bedding — 0.8%
Bed Bath & Beyond, Inc.†	12,100	710,512

Retail - Building Products — 1.0%
Home Depot, Inc.	13,204	859,184

Retail - Discount — 2.8%
Costco Wholesale Corp.	6,710	697,773
Family Dollar Stores, Inc.#	7,502	534,142
Target Corp.	8,000	505,040
Wal-Mart Stores, Inc.#	8,154	587,251

		2,324,206

Retail - Drug Store — 0.7%
CVS Caremark Corp.	12,100	562,771

Retail - Restaurants — 0.9%
Starbucks Corp.	15,192	788,009

Retail - Sporting Goods — 0.6%
Dick’s Sporting Goods, Inc.#	10,090	529,826

Software Tools — 0.6%
VMware, Inc., Class A†#	5,814	528,783

Telephone - Integrated — 1.5%
AT&T, Inc.#	20,081	685,365
Verizon Communications, Inc.	12,096	533,675

		1,219,040

Transport - Services — 0.7%
United Parcel Service, Inc., Class B	8,000	584,880

Vitamins & Nutrition Products — 0.7%
Mead Johnson Nutrition Co.	8,431	574,910

Web Portals/ISP — 1.5%
Google, Inc., Class A†	1,850	1,291,985

Wireless Equipment — 0.8%
Aruba Networks, Inc.†	14,359	279,713
Crown Castle International Corp.†#	5,961	402,487

		682,200

Total Long-Term Investment Securities
(cost $77,593,816)		80,953,789

SHORT-TERM INVESTMENT SECURITIES — 5.2%
Registered Investment Companies — 5.2%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $4,366,852)	4,366,852	4,366,852

REPURCHASE AGREEMENT — 4.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $3,713,000)	$3,713,000	3,713,000

TOTAL INVESTMENTS
(cost $85,673,668)(3)	106.3%	89,033,641
Liabilities in excess of other assets	(6.3)	(5,274,640)

NET ASSETS	100.0%	$83,759,001

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)

At November 30, 2012, the Fund had loaned securities with a total value of $4,733,061. This was secured by collateral of $4,366,852 which was received in cash and subsequently invested in short-term investments currently valued at $4,366,852 as

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

reported in the portfolio of investments. Additional collateral of $469,197 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
Federal Home Loan Mtg. Corp.	0.35%	01/10/2013	$251,891
United States Treasury Notes/Bonds	0.13% to 0.75%	12/15/2013 to 01/31/2014	217,306

(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$6,179,598	$—	$—	$6,179,598
Other Industries*	74,774,191	—	—	74,774,191
Short-Term Investment Securities:
Registered Investment Companies	4,366,852	—	—	4,366,852
Repurchase Agreement	—	3,713,000	—	3,713,000

Total	$85,320,641	$3,713,000	$—	$89,033,641

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements.

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	25.7%
Medical — Drugs	20.4
Medical Products	9.3
Therapeutics	7.0
Pharmacy Services	5.9
Medical — HMO	5.8
Medical Instruments	2.9
Medical — Hospitals	2.8
Medical — Wholesale Drug Distribution	2.6
Medical — Generic Drugs	1.7
Dental Supplies & Equipment	1.6
Registered Investment Companies	1.5
Medical Labs & Testing Services	1.5
Dialysis Centers	1.1
Medical Information Systems	1.1
Diagnostic Kits	1.1
Instruments — Scientific	1.0
Retail — Drug Store	0.8
Heart Monitors	0.8
Commercial Services	0.7
Consulting Services	0.7
Physicians Practice Management	0.7
Agricultural Chemicals	0.6
Applications Software	0.6
Medical — Outpatient/Home Medical	0.4
Distribution/Wholesale	0.4
Diagnostic Equipment	0.3
Patient Monitoring Equipment	0.3
Instruments — Controls	0.3
Medical Laser Systems	0.3
Drug Delivery Systems	0.2
Retail — Convenience Store	0.2
Hazardous Waste Disposal	0.2
Insurance Brokers	0.2
Electronic Measurement Instruments	0.2
Disposable Medical Products	0.1
Insurance — Life/Health	0.1
Decision Support Software	0.1

101.2%

*	Calculated as a percentage of net assets

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.2%
Agricultural Chemicals — 0.6%
Monsanto Co.	20,500	$1,877,595

Applications Software — 0.6%
Nuance Communications, Inc.†	77,600	1,725,824

Commercial Services — 0.7%
HMS Holdings Corp.†	99,400	2,303,098

Consulting Services — 0.7%
Advisory Board Co.†	22,200	1,004,550
MAXIMUS, Inc.	17,900	1,127,521

		2,132,071

Dental Supplies & Equipment — 1.6%
DENTSPLY International, Inc.	123,300	4,895,010

Diagnostic Equipment — 0.3%
GenMark Diagnostics, Inc.†	99,000	980,100

Diagnostic Kits — 1.1%
BG Medicine, Inc.†	21,500	31,175
IDEXX Laboratories, Inc.†	31,700	2,962,999
Meridian Bioscience, Inc.	16,800	336,504

		3,330,678

Dialysis Centers — 1.1%
DaVita HealthCare Partners, Inc.†	22,500	2,430,000
Fresenius Medical Care AG & Co. KGaA	16,676	1,145,126

		3,575,126

Disposable Medical Products — 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd.	432,000	449,826

Distribution/Wholesale — 0.4%
MWI Veterinary Supply, Inc.†	10,200	1,138,728

Drug Delivery Systems — 0.2%
AP Pharma, Inc.†(1)	727,500	392,850
Depomed, Inc.†	37,600	226,352
Nektar Therapeutics†	24,800	161,944

		781,146

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	12,600	482,454

Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	6,300	588,861

Heart Monitors — 0.8%
HeartWare International, Inc.†	30,325	2,496,051

Instruments - Controls — 0.3%
Mettler-Toledo International, Inc.†	4,500	841,905

Instruments - Scientific — 1.0%
Thermo Fisher Scientific, Inc.	51,400	3,266,470

Insurance Brokers — 0.2%
eHealth, Inc.†	19,000	490,200

Insurance - Life/Health — 0.1%
Odontoprev SA	63,600	321,453

Medical Information Systems — 1.1%
Allscripts Healthcare Solutions, Inc.†	14,600	162,352
athenahealth, Inc.†	33,100	2,108,139
Cerner Corp.†	14,500	1,119,690

		3,390,181

Medical Instruments — 2.9%
ArthroCare Corp.†	26,087	873,654
Bruker Corp.†	63,400	925,640
Conceptus, Inc.†	93,100	1,937,411

Security Description	Shares	Value (Note 2)

Medical Instruments (continued)
Edwards Lifesciences Corp.†	32,200	$2,793,994
Endologix, Inc.†	16,500	241,890
Intuitive Surgical, Inc.†	1,960	1,036,840
Urologix, Inc.†	114,700	72,249
Volcano Corp.†	49,366	1,345,717

		9,227,395

Medical Labs & Testing Services — 1.5%
Covance, Inc.†	41,000	2,337,410
Diagnosticos da America SA	38,100	221,454
Fleury SA	43,200	464,994
Laboratory Corp. of America Holdings†	4,600	389,114
Quest Diagnostics, Inc.	22,900	1,323,162

		4,736,134

Medical Laser Systems — 0.3%
Cynosure, Inc., Class A†	27,000	608,040
LCA-Vision, Inc.†	70,700	226,947

		834,987

Medical Products — 9.2%
Baxter International, Inc.	77,344	5,125,587
BioMimetic Therapeutics, Inc.†	14,500	110,345
China Medical System Holdings, Ltd.	2,125,500	1,448,045
Cooper Cos., Inc.	26,500	2,515,910
Covidien PLC	86,000	4,997,460
EnteroMedics, Inc.†	105,150	325,965
Fresenius SE & Co. KGaA	8,843	1,022,189
Henry Schein, Inc.†	43,000	3,473,110
Hill-Rom Holdings, Inc.	18,500	517,260
Hospira, Inc.†	27,700	825,460
Nobel Biocare Holding AG	11,273	89,045
Sonova Holding AG	2,314	252,700
Straumann Holding AG	1,455	169,883
Stryker Corp.	79,900	4,327,384
Tornier NV†	6,300	102,186
Wright Medical Group, Inc.†	12,800	270,336
Zimmer Holdings, Inc.	48,400	3,192,948

		28,765,813

Medical - Biomedical/Gene — 25.7%
3SBio, Inc. ADR†	37,400	493,680
Abcam PLC	66,011	380,999
Acorda Therapeutics, Inc.†	31,375	790,023
Aegerion Pharmaceuticals, Inc.†	61,300	1,342,470
Affymax, Inc.†	45,300	1,107,132
Alexion Pharmaceuticals, Inc.†	208,640	20,033,613
Alnylam Pharmaceuticals, Inc.†	29,900	507,403
AMAG Pharmaceuticals, Inc.†	52,100	783,063
Amarin Corp. PLC ADR†	132,100	1,639,361
Amgen, Inc.	49,175	4,366,740
Ariad Pharmaceuticals, Inc.†	25,200	563,472
Arqule, Inc.†	32,400	86,184
Basilea Pharmaceutica†	1,848	84,553
Biocon, Ltd.	23,900	125,882
BioCryst Pharmaceuticals, Inc.†	31,500	54,180
Biogen Idec, Inc.†	13,600	2,027,624
Celgene Corp.†	57,140	4,490,633
Cubist Pharmaceuticals, Inc.†	65,800	2,672,138
Cytokinetics, Inc.†	200,200	128,548
Dendreon Corp.†	95,400	424,530
Dyadic International, Inc.†	33,700	60,660
Dynavax Technologies Corp.†	37,300	105,932
Exact Sciences Corp.†	15,800	154,998
Exelixis, Inc.†	225,900	1,104,651

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Gilead Sciences, Inc.†	171,500	$12,862,500
GTx, Inc.†	31,844	126,421
Halozyme Therapeutics, Inc.†	23,200	144,536
Illumina, Inc.†	9,800	526,358
Immunogen, Inc.†	16,100	204,309
Incyte Corp., Ltd.†	326,400	5,744,640
Intercell AG†	8,622	18,558
Intercept Pharmaceuticals, Inc.†	10,200	238,374
InterMune, Inc.†	107,400	983,784
Lexicon Pharmaceuticals, Inc.†	66,000	113,520
Medicines Co.†	172,500	3,703,575
Momenta Pharmaceuticals, Inc.†	31,700	339,190
Newron Pharmaceuticals SpA†	9,000	78,860
NPS Pharmaceuticals, Inc.†	66,100	676,203
Puma Biotechnology, Inc.†	46,524	958,394
Regeneron Pharmaceuticals, Inc.†	40,400	7,132,620
Seattle Genetics, Inc.†	30,600	774,486
Sinovac Biotech, Ltd.†	43,200	113,616
Tranzyme, Inc.†	62,300	47,759
United Therapeutics Corp.†	9,300	488,715
Vertex Pharmaceuticals, Inc.†	37,594	1,495,865
Vical, Inc.†	128,900	404,746

		80,705,498

Medical - Drugs — 20.1%
Abbott Laboratories	36,000	2,340,000
Achillion Pharmaceuticals, Inc.†	39,900	310,821
Alkermes PLC†	196,600	3,796,346
Allergan, Inc.	10,000	927,500
Anacor Pharmaceuticals, Inc.†	77,700	411,810
Auxilium Pharmaceuticals, Inc.†	41,700	798,138
Bayer AG	15,965	1,444,087
Bayer AG ADR	600	54,360
Bristol-Myers Squibb Co.	25,300	825,539
Cadence Pharmaceuticals, Inc.†	179,300	763,818
ChemoCentryx, Inc.†	7,200	85,320
Clovis Oncology, Inc.†	13,400	206,092
Elan Corp. PLC ADR†	266,000	2,654,680
Eli Lilly & Co.	9,900	485,496
Endocyte, Inc.†	15,300	143,361
Forest Laboratories, Inc.†	47,300	1,677,258
GlaxoSmithKline Pharmaceuticals, Ltd.	3,696	139,516
GlaxoSmithKline PLC	49,007	1,047,804
Grifols SA†	6,500	158,505
Grifols SA ADR†	12,750	310,973
Hikma Pharmaceuticals PLC	10,303	124,545
Idenix Pharmaceuticals, Inc.†	254,400	1,302,528
Infinity Pharmaceuticals, Inc.†	37,750	956,963
Ipca Laboratories, Ltd.	55,330	465,313
Ironwood Pharmaceuticals, Inc.†	25,400	274,320
Jazz Pharmaceuticals PLC†	38,000	2,047,440
Lijun International Pharmaceutical Holding, Ltd.	228,000	63,250
MAP Pharmaceuticals, Inc.†	76,400	1,217,816
Medicis Pharmaceutical Corp., Class A	32,400	1,401,300
Medivation, Inc.†	79,000	4,119,850
Merck & Co., Inc.	105,304	4,664,967
Natco Pharma, Ltd.	9,801	79,821
Novo Nordisk A/S, Class B	6,337	1,006,399
Optimer Pharmaceuticals, Inc.†	88,300	899,777
Orexigen Therapeutics, Inc.†	39,300	185,496
Pacira Pharmaceuticals, Inc.†	103,200	1,759,560
Pfizer, Inc.	80,866	2,023,267
Ranbaxy Laboratories, Ltd.†	29,600	274,424
Rigel Pharmaceuticals, Inc.†	80,700	669,810
Roche Holding AG	13,410	2,639,456

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Salix Pharmaceuticals, Ltd.†	16,300	$698,455
Sanofi	2,645	236,187
Savient Pharmaceuticals, Inc.†	8,700	10,440
Shire PLC	25,775	745,796
Shire PLC ADR	12,032	1,042,332
Stada Arzneimittel AG	16,336	485,254
Sun Pharmaceutical Industries, Ltd.	34,563	451,139
Supernus Pharmaceuticals, Inc.†	128,100	1,023,519
Swedish Orphan Biovitrum AB†	95,623	461,346
Targacept, Inc.†	15,600	66,924
TESARO, Inc.†	12,200	225,822
UCB SA (BSE)	24,402	1,385,120
UCB SA (FSE)	9,588	547,232
Valeant Pharmaceuticals International, Inc.†	155,833	8,614,448
Vectura Group PLC†	82,423	112,246
ViroPharma, Inc.†	48,800	1,209,752
Vivus, Inc.†	10,800	122,040
XenoPort, Inc.†	121,800	956,130

		63,151,908

Medical - Generic Drugs — 1.7%
Impax Laboratories, Inc.†	40,700	827,838
Mylan, Inc.†	700	19,026
Sawai Pharmaceutical Co., Ltd.	12,700	1,371,141
Simcere Pharmaceutical Group ADR†	32,100	263,862
Teva Pharmaceutical Industries, Ltd. ADR	39,735	1,603,307
Towa Pharmaceutical Co., Ltd.	16,100	864,226
Watson Pharmaceuticals, Inc.†	4,000	352,040

		5,301,440

Medical - HMO — 5.8%
Aetna, Inc.	42,500	1,835,575
AMERIGROUP Corp.†	31,800	2,919,876
Amil Participacoes SA	31,600	455,928
Centene Corp.†	54,600	2,397,486
Cigna Corp.	19,400	1,014,038
Metropolitan Health Networks, Inc.†	61,900	695,756
Triple-S Management Corp., Class B†	12,757	222,610
UnitedHealth Group, Inc.	126,100	6,858,579
WellCare Health Plans, Inc.†	40,658	1,962,562

		18,362,410

Medical - Hospitals — 2.8%
Acadia Healthcare Co., Inc.†	34,680	795,906
Bangkok Dusit Medical Services PCL	556,400	2,030,525
Bumrungrad Hospital PCL	243,200	596,311
Community Health Systems, Inc.†	12,900	380,034
Fortis Healthcare, Ltd.†	134,100	276,730
HCA Holdings, Inc.	33,400	1,060,450
Health Management Associates, Inc., Class A†	12,867	102,293
IHH Healthcare Bhd†	100,600	115,170
Select Medical Holdings Corp.	51,103	564,177
Universal Health Services, Inc., Class B	64,100	2,888,987

		8,810,583

Medical - Outpatient/Home Medical — 0.4%
Air Methods Corp.†	10,700	1,168,119

Medical - Wholesale Drug Distribution — 2.6%
AmerisourceBergen Corp.	64,500	2,723,190
Cardinal Health, Inc.	300	12,135
McKesson Corp.	55,600	5,252,532
Sinopharm Group Co., Ltd.	92,000	284,302

		8,272,159

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Patient Monitoring Equipment — 0.3%
Insulet Corp.†	40,000	$878,000

Pharmacy Services — 5.9%
Catamaran Corp.†	311,140	15,149,407
Express Scripts Holding Co.†	64,267	3,460,778

		18,610,185

Physicians Practice Management — 0.7%
MEDNAX, Inc.†	26,200	2,069,800

Research & Development — 0.0%
AVEO Pharmaceuticals, Inc.†	7,000	45,500

Retail - Convenience Store — 0.2%
CP ALL PCL	494,800	636,839

Retail - Drug Store — 0.8%
Raia Drogasil SA Company Guar. Notes	89,342	878,034
Shanghai Pharmaceuticals Holding Co., Ltd.	357,000	667,918
Shoppers Drug Mart Corp.	25,000	1,052,247

		2,598,199

Therapeutics — 7.0%
Allos Therapeutics, Inc. (CVR)†(2)(3)(4)	49,300	0
AVANIR Pharmaceuticals, Inc., Class A†	508,811	1,343,261
BioMarin Pharmaceutical, Inc.†	81,800	3,975,480
Isis Pharmaceuticals, Inc.†	50,400	463,680
Neurocrine Biosciences, Inc.†	145,235	1,086,358
Onyx Pharmaceuticals, Inc.†	61,400	4,633,858
Pharmacyclics, Inc.†	137,000	7,267,850
Questcor Pharmaceuticals, Inc.	31,700	822,615
Sarepta Therapeutics, Inc.†	8,900	261,037
Synageva BioPharma Corp.†	3,200	156,576
Theravance, Inc.†	52,900	1,189,192
Threshold Pharmaceuticals, Inc.†	26,500	117,130
ThromboGenics NV†	3,180	153,064
Warner Chilcott PLC, Class A	23,000	268,180
YM Biosciences, Inc.†	214,900	373,926

		22,112,207

Total Common Stock
(cost $229,184,847)		311,353,953

CONVERTIBLE PREFERRED STOCK — 0.4%
Decision Support Software — 0.1%
Castlight Health, Inc. Series D(2)(3)(4)	42,238	254,972

Medical - Drugs — 0.3%
TESARO, Inc. Series B(1)(3)(4)	46,772	822,462

Total Convertible Preferred Stock
(cost $611,029)		1,077,434

WARRANTS† — 0.1%
Medical Products — 0.1%
EnteroMedics, Inc. Expires 02/23/13 (Strike price $8.28)(3)(4)	82,200	0
EnteroMedics, Inc. Expires 06/13/16 (Strike price $2.19)	42,300	76,521
EnteroMedics, Inc. Expires 09/28/16 (Strike price $1.90)	6,300	12,303

		88,824

Medical - Drugs — 0.0%
Alexza Pharmaceuticals, Inc. Expires 10/05/16 (Strike price $2.77)(2)(3)(4)	13,050	726

Security Description	Shares/ Principal Amount	Value (Note 2)

Medical - Drugs (continued)
Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)(3)(4)	9,484	$1,909

		2,635

Therapeutics — 0.0%
Cytokinetics, Inc. Expires 06/25/2017 (Strike price $0.88)(2)(3)(4)	120,120	25,009

Total Warrants
(cost $13,104)		116,468

CONVERTIBLE BONDS & NOTES — 0.0%
Patient Monitoring Equipment — 0.0%
Insulet Corp. Senior Notes 3.75% due 06/15/2016 (cost $68,000)	$68,000	75,310

U.S. CORPORATE BONDS & NOTES — 0.0%
Heart Monitors — 0.0%
HeartWare International, Inc. Senior Notes 3.50% due 12/15/2017 (cost $69,165)	71,000	81,783

Total Long - Term Investment Securities
(cost $229,946,145)		312,704,948

SHORT - TERM INVESTMENT SECURITIES — 1.5%
Call Options - Purchased† — 0.0%
Pharmacy Services — 0.0%
Eli Lilly & Co.(6)	126	54,180

Therapeutics — 0.0%
BioMarin Pharmaceutical, Inc.(6)	54	21,060
BioMarin Pharmaceutical, Inc.(6)	16	7,680

		28,740

Total Call Options - Purchased
(cost $43,445)		82,920

Registered Investment Companies — 1.5%
T. Rowe Price Reserve Investment Fund (cost $4,780,788)	4,780,788	4,780,788

Total Short - Term Investment Securities
(cost $4,824,233)		4,863,708

TOTAL INVESTMENTS
(cost $234,770,378)(5)	101.2%	317,568,656
Liabilities in excess of other assets	(1.2)	(3,663,924)

NET ASSETS	100.0%	$313,904,732

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $1,105,078 representing 0.4% of net assets.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2012, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Alexza Pharmaceuticals, Inc. Expires 10/05/16 Strike Price $2.77 Warrant	10/5/2009	13,050	$1,631	$726	$0.06	0.0%
Allos Therapeutics, Inc. Common Stock	9/6/2012	49,300	0	0	0.00	0.0%
Cadence Pharmaceuticals, Inc. Expires 02/18/14 Strike Price $7.84 Warrant	2/18/2009	9,484	1,186	1,909	0.20	0.0%
Castlight Health, Inc. Series D Convertible Preferred Stock	4/26/2012	42,238	254,972	254,972	6.04	0.1%
Cytokinetics, Inc. Expires 06/25/2017 Strike Price $0.88 Warrant	6/20/2012	120,120	12	25,009	0.21	0.0%
EnteroMedics, Inc. Expires 02/23/13 Strike Price $8.28 Warrant	2/23/2009	82,200	10,275	0	0.00	0.0%
TESARO, Inc. Series B Convertible Preferred Stock	6/6/2011	19,693	149,919
	3/21/2012	27,079	206,138

		46,772	356,057	822,462	30.37	0.3%

				$1,105,078		0.4%

(5)	See Note 5 for cost of investments on a tax basis.
(6)	Options Purchased

Call Options - Purchased
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at November 30, 2012	Unrealized Appreciation (Depreciation)
Eli Lilly & Co.	Jan 2013	$45.00	126	$20,967	$54,180	$33,213
BioMarin Pharmaceutical, Inc.	Dec 2012	45.00	54	16,230	21,060	4,830
BioMarin Pharmaceutical, Inc.	Jan 2013	45.00	16	6,248	7,680	1,432

			196	$43,445	$82,920	$39,475

ADR — American Depository Receipt

BSE — Brussels Stock Exchange

CVR — Contingent Value Right

FSE — Frankfurt Stock Exchange

Open call option contracts written at November 30, 2012 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at November 30, 2012	Unrealized Appreciation (Depreciation)
Alexion Pharmaceuticals, Inc.	Jan-13	$100.00	33	$19,763	$8,745	$11,018
Alexion Pharmaceuticals, Inc.	Jan-13	110.00	19	4,266	1,045	3,221
Alexion Pharmaceuticals, Inc.	Jan-13	115.00	30	14,310	900	13,410
Allergan, Inc.	Jan-13	105.00	17	5,134	255	4,879
Amgen, Inc.	Jan-13	75.00	33	7,425	46,860	(39,435)
Amgen, Inc.	Jan-13	80.00	50	6,403	46,250	(39,847)

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at November 30, 2012	Unrealized Appreciation (Depreciation)
Amgen, Inc.	Jan-13	$85.00	50	$7,350	$24,250	$(16,900)
Auxilium Pharmaceuticals, Inc.	Dec-12	25.00	67	11,859	670	11,189
Biogen Idec, Inc.	Jan-13	135.00	33	26,630	53,130	(26,500)
Catamaran Corp.	Apr-13	60.00	32	7,104	3,840	3,264
Celgene Corp.	Jan-13	75.00	99	22,076	50,490	(28,414)
Celgene Corp.	Jan-13	85.00	82	20,765	5,658	15,107
Celgene Corp.	Jan-13	90.00	115	27,677	2,300	25,377
Celgene Corp.	Apr-13	87.50	48	12,096	9,024	3,072
Celgene Corp.	Apr-13	90.00	48	5,976	6,384	(408)
Centene Corp.	Dec-12	45.00	6	1,007	750	257
Centene Corp.	Mar-13	47.50	61	10,644	15,555	(4,911)
Cooper Cos., Inc.	May-13	115.00	18	4,446	2,610	1,836
Covidien PLC	Jan-13	57.50	66	9,042	12,210	(3,168)
Davita, Inc.	Jan-13	110.00	33	5,706	9,240	(3,534)
Edwards Lifesciences Corp.	May-13	110.00	15	2,955	1,800	1,155
Eli Lilly & Co.	Apr-13	55.00	10	1,095	440	655
Express Scripts Holding Co.	Jan-13	67.50	33	5,346	165	5,181
Express Scripts Holding Co.	Jan-13	70.00	49	5,980	196	5,784
Express Scripts Holding Co.	Feb-13	60.00	16	2,320	1,024	1,296
Express Scripts, Inc.	Jan-13	65.00	49	11,768	392	11,376
Gilead Sciences, Inc.	Feb-13	80.00	47	7,861	7,473	388
Gilead Sciences, Inc.	May-13	85.00	63	12,285	11,970	315
Hospira, Inc.	Jan-13	35.00	62	10,664	620	10,044
Incyte Corp.	Dec-12	25.00	66	8,712	660	8,052
Insulate Corp.	Dec-12	22.50	67	8,425	3,685	4,740
Intuitive Surgical, Inc.	Jan-13	550.00	7	20,979	7,980	12,999
McKesson Corp.	Jan-13	95.00	52	10,937	9,880	1,057
McKesson Corp.	Jan-13	100.00	17	5,006	680	4,326
Merck & Co., Inc.	Jan-13	40.00	61	7,869	26,535	(18,666)
Monsanto Co.	Jan-13	90.00	17	7,684	6,460	1,224
Monsanto Co.	Apr-13	100.00	63	13,141	11,844	1,297
Pharmacyclics, Inc.	Jan-13	80.00	32	16,987	1,280	15,707
Pharmacyclics, Inc.	Feb-13	75.00	80	38,234	10,000	28,234
Pharmacyclics, Inc.	Feb-13	85.00	32	15,183	2,560	12,623
Regeneron Pharmaceuticals, Inc.	Jan-13	135.00	51	57,649	227,970	(170,321)
Regeneron Pharmaceuticals, Inc.	Jan-13	150.00	32	25,056	98,880	(73,824)
Regeneron Pharmaceuticals, Inc.	Jan-13	160.00	33	28,071	75,240	(47,169)
Regeneron Pharmaceuticals, Inc.	Jan-13	170.00	33	21,051	51,810	(30,759)
UnitedHealth Group, Inc.	Jan-13	65.00	105	14,910	315	14,595
Valeant Pharmaceuticals International, Inc.	Jan-13	65.00	129	49,747	5,160	44,587
Valeant Pharmaceuticals International, Inc.	Apr-13	65.00	95	42,061	16,625	25,436
Valeant Pharmaceuticals International, Inc.	Apr-13	70.00	94	15,322	8,460	6,862
Vertex Pharmaceuticals, Inc.	Jan-13	65.00	99	19,837	990	18,847
Vertex Pharmaceuticals, Inc.	Jan-13	70.00	99	36,085	990	35,095
Zimmer Holdings, Inc.	Jan-13	65.00	35	7,683	8,225	(542)
Zimmer Holdings, Inc.	Jan-13	70.00	88	13,928	3,960	9,968

			2,671	$774,510	$904,435	$(129,925)

Open put option contracts written at November 30, 2012 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at November 30, 2012	Unrealized Appreciation (Depreciation)
Abbott Laboratories	Jan-13	$62.50	68	$40,255	$4,692	$35,563
Agilent Technologies, Inc.	Jan-13	45.00	15	13,980	10,725	3,255
Alexion Pharmaceuticals, Inc.	Jan-13	95.00	13	18,411	4,940	13,471
Alexion Pharmaceuticals, Inc.	Jan-13	100.00	13	14,453	8,710	5,743
Alexion Pharmaceuticals, Inc.	Jan-13	110.00	22	22,074	32,340	(10,266)
Alexion Pharmaceuticals, Inc.	Jan-13	115.00	28	33,580	54,320	(20,740)
Alexion Pharmaceuticals, Inc.	May-13	100.00	3	4,716	3,330	1,386
Allergan, Inc.	Jan-13	90.00	38	29,858	4,940	24,918
AMERIGROUP Corp.	Jan-13	70.00	20	22,127	100	22,027
Amgen, Inc.	Jan-13	85.00	48	34,046	4,416	29,630
athenahealth, Inc.	Mar-13	70.00	31	22,156	35,650	(13,494)
Baxter International, Inc.	Jan-13	60.00	28	27,635	924	26,711
Baxter International, Inc.	Jan-13	65.00	28	44,715	3,836	40,879
Biogen Idec, Inc.	Jan-13	115.00	47	68,172	1,410	66,762

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at November 30, 2012	Unrealized Appreciation (Depreciation)
Biogen Idec, Inc.	Jan-13	$120.00	35	$63,712	$1,400	$62,312
Biogen Idec, Inc.	Jan-13	135.00	66	115,299	10,890	104,409
Biogen Idec, Inc.	Jan-13	140.00	68	115,693	18,360	97,333
Biogen Idec, Inc.	Jan-13	145.00	32	62,899	14,080	48,819
Bristol Myers Squibb Co.	Jan-13	34.00	80	19,200	14,880	4,320
Bristol Myers Squibb Co.	Jan-13	35.00	161	53,660	44,597	9,063
Catamaran Corp.	Apr-13	52.50	16	10,752	12,320	(1,568)
Celgene Corp.	Jan-13	60.00	16	9,152	224	8,928
Celgene Corp.	Jan-13	70.00	13	9,736	715	9,021
Celgene Corp.	Jan-13	72.50	13	11,496	1,131	10,365
Centene Corp.	Dec-12	32.50	32	18,776	800	17,976
Cerner Corp.	Jan-13	80.00	16	12,467	7,040	5,427
Cerner Corp.	Jan-13	85.00	16	16,972	14,240	2,732
Cerner Corp.	Jun-13	80.00	3	2,691	2,400	291
Cooper Cos., Inc.	Feb-13	100.00	64	62,206	49,280	12,926
Cooper Cos., Inc.	May-13	100.00	13	12,121	13,390	(1,269)
CVS Caremark Corp.	Jan-13	45.00	138	74,628	8,004	66,624
CVS Caremark Corp.	Jan-13	50.00	165	110,695	64,350	46,345
Davita, Inc.	Jan-13	110.00	16	8,112	8,160	(48)
Edwards Lifesciences Corp.	Jan-13	70.00	21	18,282	735	17,547
Edwards Lifesciences Corp.	Jan-13	100.00	16	13,232	25,440	(12,208)
Edwards Lifesciences Corp.	Jan-13	105.00	16	17,952	31,520	(13,568)
Edwards Lifesciences Corp.	Feb-13	115.00	32	40,258	95,040	(54,782)
Eli Lilly & Co.	Jan-13	40.00	194	58,798	1,552	57,246
Eli Lilly & Co.	Apr-13	48.00	127	63,349	27,178	36,171
Eli Lilly & Co.	Jan-14	55.00	63	40,761	57,330	(16,569)
Express Scripts Holding Co.	Feb-13	65.00	48	30,335	54,960	(24,625)
Express Scripts Holding Co.	Jan-14	55.00	6	4,302	4,200	102
Express Scripts, Inc.	Jan-13	50.00	20	13,040	1,100	11,940
Express Scripts, Inc.	Jan-13	55.00	33	28,950	8,052	20,898
Express Scripts, Inc.	Jan-13	57.50	33	26,630	14,025	12,605
Forest Laboratories, Inc.	Jan-13	35.00	33	15,576	3,465	12,111
Forest Laboratories, Inc.	Jan-13	40.00	142	84,062	69,580	14,482
Forest Laboratories, Inc.	Feb-13	42.00	80	58,752	68,800	(10,048)
Gilead Sciences, Inc.	Jan-13	35.00	21	10,332	84	10,248
Gilead Sciences, Inc.	Jan-13	55.00	27	18,144	297	17,847
Gilead Sciences, Inc.	Jan-13	60.00	27	26,283	486	25,797
Gilead Sciences, Inc.	Feb-13	70.00	16	13,872	2,640	11,232
Gilead Sciences, Inc.	Feb-13	75.00	32	25,263	11,360	13,903
Gilead Sciences, Inc.	May-13	75.00	32	28,223	17,600	10,623
Gilead Sciences, Inc.	Jan-14	70.00	16	18,992	9,920	9,072
HCA Holdings, Inc.	Mar-13	34.50	48	25,309	19,200	6,109
Humana, Inc.	Jan-13	85.00	35	43,853	70,700	(26,847)
Humana, Inc.	Jan-13	97.50	47	70,668	159,330	(88,662)
Impax Laboratories, Inc.	Mar-13	25.00	32	9,824	16,640	(6,816)
Incyte Corp.	Dec-12	20.00	25	7,175	6,750	425
Intermune, Inc.	Jan-13	20.00	26	17,686	28,990	(11,304)
Intuitive Surgical, Inc.	Jan-13	400.00	4	15,988	400	15,588
Intuitive Surgical, Inc.	Jan-13	500.00	6	29,846	5,880	23,966
Johnson & Johnson	Jan-13	67.50	50	33,349	1,900	31,449
Johnson & Johnson	Jan-13	70.00	105	87,108	12,180	74,928
Medicines Company	Jan-13	25.00	1	477	470	7
Medicis Pharmaceutical, Class A	Jan-13	38.00	16	7,581	7,840	(259)
Medivation, Inc.	Jan-13	50.00	12	14,682	4,380	10,302
Medivation, Inc.	Jan-14	55.00	108	125,102	153,360	(28,258)
Medtronic, Inc.	Jan-13	40.00	68	34,815	3,400	31,415
Merck & Co., Inc.	Jan-13	45.00	69	57,579	11,523	46,056
Merck & Co., Inc.	Jan-13	46.00	32	17,325	7,808	9,517
Monsanto Co.	Jan-13	75.00	16	11,622	352	11,270
Monsanto Co.	Jan-13	80.00	21	34,901	924	33,977
Nuance Communications, Inc.	Jan-13	25.00	20	7,448	6,000	1,448
Nuance Communications, Inc.	Jan-13	30.00	52	32,089	41,080	(8,991)
Nuance Communications, Inc.	Jan-14	25.00	14	9,898	7,420	2,478
Onyx Pharmaceuticals, Inc.	Jan-13	70.00	48	47,855	9,120	38,735
Onyx Pharmaceuticals, Inc.	Jan-13	75.00	48	65,652	18,240	47,412
Onyx Pharmaceuticals, Inc.	Feb-13	75.00	32	30,143	18,240	11,903
Onyx Pharmaceuticals, Inc.	Jan-14	75.00	27	37,558	36,720	838
Onyx Pharmaceuticals, Inc.	Jan-14	90.00	38	63,462	87,020	(23,558)

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at November 30, 2012	Unrealized Appreciation (Depreciation)
Pfizer, Inc.	Jan-13	$22.50	217	$58,374	$1,302	$57,072
Pfizer, Inc.	Jan-13	25.00	289	127,735	14,739	112,996
Pfizer, Inc.	Jan-13	27.00	268	144,161	54,672	89,489
Pharmacyclics, Inc.	Jan-13	60.00	19	14,228	17,860	(3,632)
Pharmacyclics, Inc.	Feb-13	65.00	19	20,487	28,310	(7,823)
Pharmacyclics, Inc.	May-13	50.00	10	8,504	7,800	704
Pharmacyclics, Inc.	Jan-14	50.00	10	11,972	13,300	(1,328)
Quest Diagnostics, Inc.	Feb-13	65.00	45	31,139	35,550	(4,411)
Regeneron Pharmaceuticals, Inc.	Jan-13	105.00	26	46,567	910	45,657
Regeneron Pharmaceuticals, Inc.	Jan-13	115.00	13	23,078	390	22,688
Regeneron Pharmaceuticals, Inc.	Jan-13	160.00	9	9,752	3,870	5,882
Regeneron Pharmaceuticals, Inc.	Jan-13	165.00	9	11,777	5,400	6,377
Sarepta Therapeutics, Inc.	Feb-13	50.00	41	70,716	94,300	(23,584)
St. Jude Medical, Inc.	Jan-13	40.00	48	21,735	29,760	(8,025)
St. Jude Medical, Inc.	Jan-13	45.00	24	21,768	26,640	(4,872)
St. Jude Medical, Inc.	Jan-14	30.00	19	7,163	5,700	1,463
Stryker Corp.	Jan-13	60.00	18	20,871	11,160	9,711
Stryker Corp.	Jan-13	65.00	7	10,899	7,980	2,919
Teva Pharmaceutical Industries, Ltd. ADR	Jan-13	45.00	21	19,257	10,080	9,177
Teva Pharmaceutical Industries, Ltd. ADR	Jan-13	50.00	51	46,129	49,470	(3,341)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-13	52.50	19	16,995	23,180	(6,185)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-13	55.00	12	13,044	17,640	(4,596)
Thermo Fisher Scientific, Inc.	Jun-13	65.00	25	16,175	13,500	2,675
UnitedHealth Group, Inc.	Jan-13	55.00	17	13,100	3,485	9,615
UnitedHealth Group, Inc.	Jan-14	60.00	44	39,937	42,680	(2,743)
Valeant Pharmaceuticals International, Inc.	Jan-13	45.00	21	15,582	1,155	14,427
Valeant Pharmaceuticals International, Inc.	Jan-13	47.00	21	17,682	1,575	16,107
Valeant Pharmaceuticals International, Inc.	Jan-13	50.00	13	10,141	1,560	8,581
Valeant Pharmaceuticals International, Inc.	Jan-13	60.00	16	23,921	9,440	14,481
Vertex Pharmaceuticals, Inc.	Jan-13	45.00	68	82,075	40,800	41,275
Vertex Pharmaceuticals, Inc.	Jan-13	55.00	14	11,578	21,560	(9,982)
Vertex Pharmaceuticals, Inc.	Jan-13	60.00	18	20,204	37,260	(17,056)
Vertex Pharmaceuticals, Inc.	Jan-13	65.00	69	97,439	185,610	(88,171)
Warner Chilcott PLC, Class A	Jan-13	16.00	34	16,898	15,300	1,598
WellPoint, Inc.	Jan-13	70.00	66	54,251	95,370	(41,119)
Zimmer Holdings, Inc.	Jan-13	65.00	21	24,086	3,045	21,041
Zimmer Holdings, Inc.	Jan-13	70.00	32	23,253	15,040	8,213
Zimmer Holdings, Inc.	Mar-13	70.00	25	17,300	13,750	3,550

			5,098	$4,020,801	$2,658,968	$1,361,833

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Drug Delivery Systems	$388,296	$392,850	$—	$781,146
Medical Products	28,765,813	—	—	28,765,813
Medical-Biomedical/Gene	80,705,498	—	—	80,705,498
Medical-Drugs	63,151,908	—	—	63,151,908
Medical-HMO	18,362,410	—	—	18,362,410
Pharmacy Services	18,610,185	—	—	18,610,185
Therapeutics	22,112,207	—	0	22,112,207
Other Industries*	78,864,786	—	—	78,864,786
Convertible Preferred Stock:
Decision Support Software	—	—	254,972	254,972
Medical-Drugs	—	822,462	—	822,462
Warrants:
Medical Products	—	88,824	—	88,824
Medical-Drugs	—	1,909	726	2,635
Therapeutics	—	—	25,009	25,009
Convertible Bonds & Notes:
Patient Monitoring Equipment	—	75,310	—	75,310
U.S. Corporate Bonds & Notes:
Heart Monitors	—	81,783	—	81,783
Short-Term Investment Securities:
Call Options-Purchased	82,920	—	—	82,920
Registered Investment Companies	4,780,788	—	—	4,780,788
Other Financial Instruments:†
Call Option Contracts Written — Appreciation	374,473	—	—	374,473
Put Option Contracts Written — Appreciation	1,962,581	—	—	1,962,581

Total	$318,161,865	$1,463,138	$280,707	$319,905,710

LIABILITIES:
Other Financial Instruments:†
Call Option Contracts Written — Depreciation	504,398	—	—	504,398
Put Option Contracts Written — Depreciation	600,748	—	—	600,748

Total	$1,105,146	$—	$—	$1,105,146

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — November 30, 2012 — (Unaudited)

Industry Allocation*

United States Treasury Bonds	27.2%
United States Treasury Notes	27.1
Sovereign	14.3
Diversified Banking Institutions	6.3
Banks — Super Regional	3.3
Time Deposits	2.7
Insurance — Multi-line	2.4
Insurance — Life/Health	2.0
Finance — Investment Banker/Broker	2.0
Banks — Commercial	1.9
Federal National Mtg. Assoc.	1.7
Finance — Consumer Loans	1.6
Federal Home Loan Mtg. Corp.	1.4
Diversified Financial Services	1.1
Electric — Integrated	0.6
Computers	0.4
Banks — Money Center	0.4
Oil Companies — Integrated	0.4
Telephone — Integrated	0.3
Government National Mtg. Assoc.	0.2
Metal — Diversified	0.2
Special Purpose Entities	0.2
Diversified Manufacturing Operations	0.2
Diversified Minerals	0.2
Finance — Auto Loans	0.2
Oil & Gas Drilling	0.1
Paper & Related Products	0.1
Oil — Field Services	0.1
Pipelines	0.1
Petrochemicals	0.1
Trucking/Leasing	0.1

98.9%

Credit Quality†#

Aaa	79.2%
Aa	7.2
A	4.1
Baa	7.3
Ba	1.2
Not Rated@	1.0

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Principal Amount(3)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 16.1%
Banks - Money Center — 0.0%
RBS Capital Trust II FRS Bank Guar. Bonds 6.43% due 01/03/2034(1)		$50,000	$42,000

Banks - Super Regional — 2.5%
Bank of America NA FRS Sub. Notes 0.67% due 06/15/2016		2,000,000	1,906,906
Bank of America NA FRS Sub. Notes 0.69% due 06/15/2017		2,000,000	1,872,482
Fifth Third Bancorp FRS Sub. Notes 0.80% due 12/20/2016		2,000,000	1,938,176
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 01/10/2013(1)		3,549,000	3,535,691
Wells Fargo & Co. FRS Senior Notes 4.00% due 03/31/2021		2,000,000	2,226,528

			11,479,783

Computers — 0.4%
Hewlett-Packard Co. FRS Senior Notes 1.93% due 09/19/2014		2,002,000	1,967,395

Diversified Banking Institutions — 5.2%
Bank of America Corp. FRS Senior Notes 1.90% due 07/11/2014		2,500,000	2,528,740
Citigroup, Inc. FRS Senior Notes 2.31% due 08/13/2013		1,000,000	1,010,947
Citigroup, Inc. FRS Jr. Sub. Notes 5.95% due 01/30/2023(1)		4,000,000	4,070,000
Goldman Sachs Capital II FRS Ltd. Guar. Bonds 4.00% due 06/01/2043		2,250,000	1,746,113
Goldman Sachs Group, Inc. FRS Notes 0.00% due 05/08/2013		5,000,000	5,014,000
JPMorgan Chase & Co. FRS Senior Notes 2.49% due 06/23/2016		2,000,000	1,891,400
JPMorgan Chase & Co. FRS Senior Notes 4.00% due 02/25/2021		1,000,000	1,004,141
JPMorgan Chase & Co. FRS Senior Notes 4.07% due 04/28/2020		2,000,000	1,895,400
Morgan Stanley FRS Senior Notes 4.04% due 11/01/2013		1,150,000	1,160,615
Morgan Stanley Sub. Notes 4.88% due 11/01/2022		250,000	260,334
Morgan Stanley Senior Notes 5.40% due 05/15/2015*	BR	L 1,632,500	821,292
Morgan Stanley FRS Senior Notes 6.50% due 04/25/2023		2,000,000	2,084,126

			23,487,108

Security Description	Principal Amount(3)	Value (Note 2)

Diversified Financial Services — 1.1%
General Electric Capital Corp. FRS Senior Notes 1.18% due 05/09/2016	$1,000,000	$1,001,266
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	500,000	595,672
General Electric Capital Corp. FRS Jr. Sub. Notes 7.13% due 06/15/2022(1)	1,000,000	1,126,350
Morgan Stanley & Co. LLC FRS Senior Notes 5.00% due 02/11/2020	2,000,000	1,983,732

		4,707,020

Diversified Manufacturing Operations — 0.2%
Carlisle Cos., Inc. Senior Notes 3.75% due 11/15/2022	640,000	641,153

Finance - Auto Loans — 0.2%
Ford Motor Credit Co. LLC Notes 2.50% due 01/15/2016	800,000	809,634

Finance - Consumer Loans — 1.1%
SLM Corp. FRS Senior Notes 3.24% due 04/01/2014	1,000,000	1,007,380
SLM Corp. FRS Senior Notes 3.82% due 11/21/2013	4,000,000	4,005,240

		5,012,620

Finance - Investment Banker/Broker — 2.0%
Citigroup Funding, Inc. FRS Company Guar. Notes 2.99% due 05/28/2013	5,000,000	4,949,300
Citigroup Funding, Inc. FRS Company Guar. Notes 4.49% due 03/30/2020	3,000,000	3,404,550
Lehman Brothers Holdings, Inc. Escrow Notes 0.00% due 04/14/2011†	400,000	84,000
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	130,773
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	210,000

		8,778,623

Insurance - Life/Health — 1.4%
Pacific Life Global Funding FRS Bonds 3.87% due 02/06/2016*	3,300,000	3,303,696
Prudential Financial, Inc. FRS Senior Notes 4.74% due 05/23/2018	2,000,000	2,121,740
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	1,000,000	1,002,500

		6,427,936

Insurance - Multi-line — 1.3%
Monumental Global Funding III FRS Senior Sec. Notes 3.87% due 05/22/2018*	5,000,000	5,801,637

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(3)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	$143,000	$155,982

Oil Companies - Integrated — 0.2%
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	1,000,000	1,005,940

Paper & Related Products — 0.1%
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	640,000	636,915

Pipelines — 0.1%
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	350,000	345,012

Savings & Loans/Thrifts — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	140,000	142,558

Special Purpose Entity — 0.2%
Strats-Daimler Chrysler FRS Bonds 3.99% due 11/15/2013*(2)	1,000,000	1,026,030

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	200,000	204,205

Total U.S. Corporate Bonds & Notes
(cost $70,965,025)		72,671,551

FOREIGN CORPORATE BONDS & NOTES — 4.8%
Banks - Commercial — 1.5%
Banco Bradesco SA FRS Senior Notes 2.41% due 05/16/2014*	1,500,000	1,503,686
Barclays Bank PLC FRS Senior Notes 2.99% due 03/10/2017	2,000,000	2,089,000
Barclays Bank PLC FRS Senior Notes 3.19% due 02/25/2013(2)	3,000,000	2,964,000

		6,556,686

Diversified Banking Institutions — 1.0%
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	300,000	306,972
Royal Bank of Scotland PLC FRS Company Guar. Notes 3.44% due 03/31/2018	2,000,000	2,080,600
UBS AG FRS Notes 4.09% due 04/09/2020	2,000,000	2,068,540

		4,456,112

Diversified Manufacturing Operations — 0.0%
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	200,000	199,988

Diversified Minerals — 0.2%
Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/2017	800,000	837,642

Security Description	Principal Amount(3)		Value (Note 2)

Insurance - Multi-line — 1.1%
AXA SA FRS Jr. Sub. Notes 6.46% due 12/14/2018*(1)		$1,600,000	$1,532,000
XL Capital, Ltd. FRS Senior Notes 6.50% due 04/15/2017(1)		4,000,000	3,624,000

			5,156,000

Metal - Diversified — 0.2%
Noranda, Inc. Company Guar. Notes 5.50% due 06/15/2017		1,000,000	1,129,816

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017		500,000	502,654

Oil Companies - Integrated — 0.2%
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*		668,000	734,800

Oil - Field Services — 0.1%
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*		400,000	401,028

Petrochemicals — 0.1%
Mexichem SAB de CV Senior Notes 6.75% due 09/19/2042*		270,000	294,300

Telephone - Integrated — 0.3%
Telefonica Emisiones SAU Company Guar. Notes 3.73% due 04/27/2015		1,500,000	1,522,500

Total Foreign Corporate Bonds & Notes
(cost $21,497,099)			21,791,526

FOREIGN GOVERNMENT AGENCIES(4) — 12.3%
Sovereign — 12.3%
Brazil Nota do Tesouro Nacional Notes 6.00% due 08/15/2014	BRL	5,734,518	2,924,544
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/2015	BRL	5,083,870	2,600,041
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/2017	BRL	2,000,000	2,347,782
Government of Australia Bonds 2.64% due 09/20/2030	AUD	2,907,850	3,823,135
Government of Australia Bonds 3.25% due 09/20/2025	AUD	13,002,000	17,410,621
Government of Canada Bonds 1.50% due 12/01/2044	CAD	7,387,170	9,981,139
Government of Canada Bonds 2.00% due 12/01/2041	CAD	2,522,824	3,719,511
Government of Canada Bonds 4.25% due 12/01/2021	CAD	8,810,580	12,614,735

Total Foreign Government Agencies
(cost $46,364,759)			55,421,508

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT TREASURIES — 2.0%
Sovereign — 2.0%
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2029(4) (cost $8,743,505)	GBP	5,347,628	$8,968,246

U.S. GOVERNMENT AGENCIES — 3.3%
Federal Home Loan Mtg. Corp. — 1.4%
Federal Home Loan Mtg. Corp. REMIC FRS Series 4012, Class NF 0.66% due 12/15/2038		$1,918,940	1,928,189
Series 3925, Class FL 0.66% due 01/15/2041		1,845,711	1,857,577
Series 4001, Class FM 0.71% due 02/15/2042		943,308	949,789
Series 3355, Class BF 0.91% due 08/15/2037		1,589,757	1,603,065

			6,338,620

Federal National Mtg. Assoc. — 1.7%
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 0.61% due 09/25/2042		2,899,810	2,913,999
Series 2011-103, Class FD 0.66% due 05/25/2040		4,758,557	4,784,158

			7,698,157

Government National Mtg. Assoc. — 0.2%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.76% due 02/16/2040		1,160,559	1,173,631

Total U.S. Government Agencies
(cost $15,134,544)			15,210,408

U.S. GOVERNMENT TREASURIES — 54.3%
United States Treasury Bonds(4) — 27.2%
0.75% due 02/15/2042 TIPS		4,607,775	5,157,469
1.75% due 01/15/2028 TIPS		17,560,278	22,991,619
2.00% due 01/15/2026 TIPS		9,337,577	12,363,531
2.13% due 02/15/2040 TIPS		2,569,152	3,835,061
2.13% due 02/15/2041 TIPS		6,339,240	9,537,583
2.38% due 01/15/2025 TIPS		3,682,380	5,017,530
2.50% due 01/15/2029 TIPS		9,160,110	13,232,777
3.63% due 04/15/2028 TIPS		12,874,680	20,642,734
3.88% due 04/15/2029 TIPS		17,944,733	30,093,873

			122,872,177

United States Treasury Notes — 27.1%
0.13% due 04/15/2016 TIPS(4)		11,320,776	11,926,619
0.13% due 04/15/2017 TIPS(4)		7,640,100	8,196,994
0.50% due 04/15/2015 TIPS(4)		2,135,300	2,226,050
0.63% due 08/31/2017		400,000	400,969
0.63% due 07/15/2021 TIPS(4)		1,026,570	1,176,386
1.13% due 01/15/2021 TIPS(4)		4,759,605	5,630,836
1.25% due 04/15/2014 TIPS(4)		13,665,875	14,077,983
1.38% due 07/15/2018 TIPS(4)		9,012,864	10,534,488
1.38% due 01/15/2020 TIPS(4)		6,419,700	7,655,993
1.63% due 01/15/2015 TIPS(4)		6,313,061	6,700,229
1.88% due 07/15/2013 TIPS(4)		6,046,848	6,148,888
1.88% due 07/15/2015 TIPS(4)		15,463,760	16,850,674
1.88% due 07/15/2019 TIPS(4)		1,625,430	1,989,882
2.00% due 07/15/2014 TIPS(4)		6,137,300	6,470,537
2.00% due 01/15/2016 TIPS(4)		5,828,700	6,472,591
2.38% due 01/15/2017 TIPS(4)		4,589,280	5,350,816
2.63% due 07/15/2017 TIPS(4)		8,930,880	10,735,891

			122,545,826

Total U.S. Government Treasuries
(cost $205,519,143)			245,418,003

Security Description	Principal Amount(3)/ Shares		Value (Note 2)

PREFERRED STOCK — 3.4%
Banks - Commercial — 0.4%
City National Corp. 5.50%	GBP	80,000	$1,944,000

Banks - Money Center — 0.4%
National Westminster Bank PLC 7.76%		71,198	1,805,581

Banks - Super Regional — 0.8%
US Bancorp FRS 3.50%		4,500	3,870,000

Diversified Banking Institutions — 0.1%
Goldman Sachs Group, Inc. 5.95%		12,500	309,250

Electric - Integrated — 0.6%
NextEra Energy Capital Holdings, Inc. 5.13%		45,000	1,129,050
Southern California Edison Co. FRS 4.32%		15,000	1,503,750

			2,632,800

Finance-Consumer Loans — 0.5%
SLM Corp. FRS 3.69%		53,000	1,272,530
SLM Corp. FRS 4.21%		33,871	812,904

			2,085,434

Insurance-Life/Health — 0.6%
Principal Financial Group, Inc. FRS 5.56%		27,800	2,717,450

Total Preferred Stock
(cost $14,650,409)			15,364,515

Total Long-Term Investment Securities
(cost $382,874,484)			434,845,757

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Time Deposits — 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012 (cost $12,058,000)		$12,058,000	12,058,000

TOTAL INVESTMENTS
(cost $394,932,484)(5)		98.9%	446,903,757
Other assets less liabilities		1.1	4,891,051

NET ASSETS —		100.0%	$451,794,808

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2012, the aggregate value of these securities was $15,822,662 representing 3.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Denominated in United States dollars unless otherwise indicated.
(4)	Principal amount of security is adjusted for inflation.
(5)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

AUD—Australian Dollar

BRL—Brazilian Dollar

CAD—Canadian Dollar

GBP—British Pound

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates as of November 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes:
Banks-Super Regional	$—	$9,253,255	$2,226,528	$11,479,783
Diversified Banking Institutions	—	14,686,308	8,800,800	23,487,108
Finance-Investment Banker/Broker	—	424,773	8,353,850	8,778,623
Special Purpose Entity	—	—	1,026,030	1,026,030
Other Industries*	—	27,900,007	—	27,900,007
Foreign Corporate Bonds & Notes:
Banks-Commercial	—	1,503,686	5,053,000	6,556,686
Diversified Banking Institutions	—	306,972	4,149,140	4,456,112
Other Industries*	—	10,778,728	—	10,778,728
Foreign Government Agencies:
Sovereign	—	55,421,508	—	55,421,508
Foreign Government Treasuries	—	8,968,246	—	8,968,246
U.S. Government Agencies	—	15,210,408	—	15,210,408
U.S. Government Treasuries:
United States Treasury Bonds	—	122,872,177	—	122,872,177
United States Treasury Notes	—	122,545,826	—	122,545,826
Preferred Stock	15,364,515	—	—	15,364,515
Short-Term Investment Securities:
Time Deposits	—	12,058,000	—	12,058,000

Total	$15,364,515	$401,929,894	$29,609,348	$446,903,757

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2012	$18,936,734	$8,761,700
Accrued discounts	8,638	726
Accrued premiums	—	(5,186)
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation (1)	694,806	465,214
Change in unrealized depreciation (1)	(259,000)	(20,314)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	1,026,030	—
Transfers out of Level 3	—	—

Balance as of 11/30/2012	$20,407,208	$9,202,140

(1)	The total change in unrealized appreciation (depreciation) included in the operations attributable to level 3 investments still held at November 30, 2012 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$435,806	$444,900

The Fund’s other securities classified as Level 3, with a fair value of $29,609,348 at November 30, 2012, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Financial Statements

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — November 30, 2012

Industry Allocation*

Banks — Commercial	9.2%
Medical — Drugs	7.3
Oil Companies — Integrated	6.1
Diversified Banking Institutions	4.7
Registered Investment Companies	4.2
Time Deposits	3.6
Auto — Cars/Light Trucks	3.3
Telephone — Integrated	3.1
Food — Misc./Diversified	2.6
Chemicals — Diversified	2.4
Electric — Integrated	2.3
Insurance — Life/Health	2.3
Diversified Minerals	2.1
Cellular Telecom	1.7
Tobacco	1.7
Insurance — Multi-line	1.7
Brewery	1.4
Real Estate Investment Trusts	1.3
Real Estate Operations & Development	1.2
Food — Retail	1.2
Electronic Components — Semiconductors	1.1
Oil Companies — Exploration & Production	1.0
Soap & Cleaning Preparation	1.0
Telecom Services	1.0
Diversified Operations	0.9
Machinery — General Industrial	0.9
Insurance — Property/Casualty	0.8
Electric Products — Misc.	0.8
Metal — Diversified	0.8
Transport — Rail	0.7
Gas — Distribution	0.7
Import/Export	0.7
Industrial Gases	0.7
Public Thoroughfares	0.7
Retail — Apparel/Shoe	0.6
Diversified Manufacturing Operations	0.6
Electronic Components — Misc.	0.6
Beverages — Wine/Spirits	0.6
Retail — Jewelry	0.6
Rubber — Tires	0.5
Building Products — Cement	0.5
Retail — Misc./Diversified	0.5
Steel — Producers	0.5
Machinery — Construction & Mining	0.5
Diversified Financial Services	0.5
Engineering/R&D Services	0.5
Auto — Heavy Duty Trucks	0.5
Beverages — Non-alcoholic	0.5
Aerospace/Defense — Equipment	0.5
Agricultural Chemicals	0.5
Gold Mining	0.5
Finance — Other Services	0.5
Aerospace/Defense	0.4
Building & Construction — Misc.	0.4
Investment Companies	0.4
Athletic Footwear	0.4
Office Automation & Equipment	0.4
Hotels/Motels	0.4
Wireless Equipment	0.4
Transport — Marine	0.4
Apparel Manufacturers	0.4
Oil — Field Services	0.4
Finance — Investment Banker/Broker	0.4
Enterprise Software/Service	0.4
Retail — Major Department Stores	0.4
Cosmetics & Toiletries	0.3
Chemicals — Specialty	0.3
Auto/Truck Parts & Equipment — Original	0.3
Coal	0.3

Cable/Satellite TV	0.3
Insurance — Reinsurance	0.3
Semiconductor Equipment	0.3
Electric — Generation	0.3
Computer Services	0.3
Medical — Generic Drugs	0.3
Metal — Iron	0.3
Transactional Software	0.3
Audio/Video Products	0.3
Photo Equipment & Supplies	0.3
Medical Products	0.2
Transport — Services	0.2
Airlines	0.2
Casino Hotels	0.2
Metal Processors & Fabrication	0.2
Real Estate Management/Services	0.2
Human Resources	0.2
Medical — Biomedical/Gene	0.2
Semiconductor Components — Integrated Circuits	0.2
Advertising Services	0.2
Repurchase Agreements	0.2
Building — Residential/Commercial	0.2
Exchange — Traded Funds	0.2
Retail — Convenience Store	0.2
Computers	0.2
Investment Management/Advisor Services	0.2
Computer Aided Design	0.2
Distribution/Wholesale	0.2
U.S. Government Treasuries	0.2
Precious Metals	0.2
Power Converter/Supply Equipment	0.2
Textile — Apparel	0.2
Building & Construction Products — Misc.	0.2
Building — Maintance & Services	0.2
Sugar	0.2
Diversified Operations/Commercial Services	0.2
Publishing — Periodicals	0.2
Industrial Automated/Robotic	0.2
Finance — Leasing Companies	0.2
Multimedia	0.2
Printing — Commercial	0.2
Television	0.2
Oil & Gas Drilling	0.2
Commercial Services — Finance	0.2
Retail — Hypermarkets	0.2
Building — Heavy Construction	0.1
Shipbuilding	0.1
Water	0.1
Computers — Integrated Systems	0.1
Commercial Services	0.1
Transport — Truck	0.1
Agricultural Operations	0.1
Cruise Lines	0.1
Private Equity	0.1
Airport Development/Maintenance	0.1
Applications Software	0.1
Appliances	0.1
Metal — Copper	0.1
E-Commerce/Services	0.1
Lottery Services	0.1
Building Products — Air & Heating	0.1
Paper & Related Products	0.1
Coatings/Paint	0.1
Optical Supplies	0.1
Machinery — Electrical	0.1
Chemicals — Plastics	0.1
Food — Confectionery	0.1
Electric — Distribution	0.1
Instruments — Scientific	0.1

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — November 30, 2012 — (continued)

Industry Allocation* (continued)

Food — Baking	0.1%
Computers — Periphery Equipment	0.1
Food — Catering	0.1
Computer Data Security	0.1
Containers — Paper/Plastic	0.1
Non-Ferrous Metals	0.1
Mining Services	0.1
Gambling (Non-Hotel)	0.1
Internet Content — Entertainment	0.1
Steel Pipe & Tube	0.1
Advertising Agencies	0.1
Machine Tools & Related Products	0.1
Steel — Specialty	0.1
Circuit Boards	0.1
Food — Meat Products	0.1
Dialysis Centers	0.1
Motorcycle/Motor Scooter	0.1
Containers — Metal/Glass	0.1
Publishing — Newspapers	0.1
Coffee	0.1
Filtration/Separation Products	0.1
Broadcast Services/Program	0.1
Internet Application Software	0.1
Retail — Building Products	0.1

105.9%

Country Allocation*

United Kingdom	18.0%
Japan	16.5
Germany	8.6
United States	8.4
France	7.4
Australia	7.4
Switzerland	6.8
Hong Kong	2.9
Netherlands	2.9
Sweden	2.5
Italy	2.2
Spain	2.0
South Korea	2.0
China	1.8
Taiwan	1.7
Brazil	1.6
Denmark	1.5
Singapore	1.4
South Africa	1.0
Belgium	0.9
Russia	0.8
India	0.8
Mexico	0.7
Jersey	0.7
Israel	0.5
Bermuda	0.4
Finland	0.4
Norway	0.4
Malaysia	0.4
Cayman Islands	0.4
Thailand	0.4
Philippines	0.3
Luxembourg	0.3
Austria	0.3
Turkey	0.3
Indonesia	0.2
Poland	0.2
Colombia	0.2
Greece	0.2
Ireland	0.1

New Zealand	0.1
Portugal	0.1
Czech Republic	0.1
Isle of Man	0.1

105.9%

*	Calculated as a percentage of net assets

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.3%
Australia — 7.4%
AGL Energy, Ltd.	36,284	$544,134
ALS, Ltd.#	22,614	224,200
Alumina, Ltd.#	159,320	157,953
Amcor, Ltd.	79,886	658,615
AMP, Ltd.	191,382	918,740
APA Group(1)	55,122	322,142
Asciano, Ltd.	66,065	299,912
ASX, Ltd.	11,318	347,729
Aurizon Holdings, Ltd.†	122,130	460,112
Australia & New Zealand Banking Group, Ltd.	179,693	4,568,171
Bendigo and Adelaide Bank, Ltd.#	25,903	218,421
BGP Holdings PLC†(2)(3)	835,027	0
BHP Billiton, Ltd.	213,681	7,668,880
Boral, Ltd.#	50,456	211,677
Brambles, Ltd.	102,933	777,727
Caltex Australia, Ltd.	9,069	173,009
Centro Retail Australia(1)	89,043	202,577
CFS Retail Property Trust Group#(1)	129,050	261,272
Coca-Cola Amatil, Ltd.	37,713	540,769
Cochlear, Ltd.#	3,780	297,438
Commonwealth Bank of Australia	105,394	6,565,251
Computershare, Ltd.	29,497	267,813
Crown, Ltd.	26,147	279,692
CSL, Ltd.	33,559	1,810,645
Dexus Property Group(1)	298,589	313,165
Echo Entertainment Group, Ltd.	48,427	178,906
Flight Centre, Ltd.	3,680	103,692
Fortescue Metals Group, Ltd.#	93,186	380,243
Goodman Group(1)	112,702	543,385
GPT Group(1)	92,801	337,996
Harvey Norman Holdings, Ltd.#	34,943	65,822
Iluka Resources, Ltd.#	27,372	235,093
Incitec Pivot, Ltd.	108,145	355,509
Insurance Australia Group, Ltd.	137,803	665,846
Leighton Holdings, Ltd.#	9,848	177,079
Lend Lease Group(1)	35,861	321,851
Macquarie Group, Ltd.	21,399	731,596
Metcash, Ltd.#	58,245	208,491
Mirvac Group(1)	225,814	346,419
National Australia Bank, Ltd.	150,419	3,814,546
Newcrest Mining, Ltd.	50,724	1,357,797
Orica, Ltd.	24,246	609,299
Origin Energy, Ltd.	72,263	828,042
OZ Minerals, Ltd.#	20,497	157,221
Qantas Airways, Ltd.†	72,786	100,646
QBE Insurance Group, Ltd.#	78,280	893,721
Ramsay Health Care, Ltd.	8,710	241,606
Rio Tinto, Ltd.	28,893	1,771,472
Santos, Ltd.	63,460	737,767
Shopping Centres Australasia Property Group†	16,044	24,278
Sims Metal Management, Ltd.#	10,821	101,409
Sonic Healthcare, Ltd.	24,695	346,372
SP AusNet(1)	111,510	123,354
Stockland(1)	146,544	518,444
Suncorp Group, Ltd.	85,115	860,724
Sydney Airport(1)	14,618	54,156
Tabcorp Holdings, Ltd.#	47,546	138,933
Tatts Group, Ltd.	88,945	271,971
Telstra Corp., Ltd.	290,389	1,306,145
Toll Holdings, Ltd.#	46,032	223,381
Transurban Group(1)	88,446	573,197
Treasury Wine Estates, Ltd.	43,109	226,292
Wesfarmers, Ltd.	66,720	2,475,309
Westfield Group(1)	141,815	1,542,140
Westfield Retail Trust(1)	191,342	597,056

Security Description	Shares	Value (Note 2)

Australia (continued)
Westpac Banking Corp.	203,911	$5,426,436
Whitehaven Coal, Ltd.#	29,429	91,215
Woodside Petroleum, Ltd.	43,725	1,542,341
Woolworths, Ltd.	81,641	2,494,671
WorleyParsons, Ltd.	13,685	350,758

		62,542,671

Austria — 0.3%
Andritz AG	5,201	331,444
Erste Group Bank AG†	7,101	208,854
Immoeast AG†(2)(3)	13,480	0
IMMOFINANZ AG	30,439	122,919
OMV AG	34,540	1,234,430
Raiffeisen Bank International AG#	3,909	160,980
Telekom Austria AG	6,928	45,051
Verbund AG#	1,755	40,126
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,170	55,540
Voestalpine AG	3,439	111,032

		2,310,376

Belgium — 0.9%
Ageas	21,901	585,333
Anheuser-Busch InBev NV	31,621	2,771,395
Belgacom SA#	54,410	1,598,535
Colruyt SA#	2,375	109,282
Delhaize Group SA#	6,058	223,993
Groupe Bruxelles Lambert SA	2,635	205,035
KBC Groep NV	10,034	302,297
Solvay SA	1,941	263,039
Telenet Group Holding NV	1,721	78,607
UCB SA#	3,604	204,572
Umicore SA	28,262	1,468,225

		7,810,313

Bermuda — 0.4%
Cheung Kong Infrastructure Holdings, Ltd.	34,000	206,627
Credicorp, Ltd.	3,200	447,680
First Pacific Co., Inc.	140,000	147,403
Haier Electronics Group Co., Ltd.†	544,000	748,244
Kerry Properties, Ltd.	47,500	241,171
Li & Fung, Ltd.#	388,000	638,807
Noble Group, Ltd.	262,000	232,894
NWS Holdings, Ltd.	93,000	150,956
Orient Overseas International, Ltd.	15,000	95,223
Seadrill, Ltd.	11,525	443,547
Shangri-La Asia, Ltd.	104,000	201,285
Yue Yuen Industrial Holdings, Ltd.	49,500	172,447

		3,726,284

Brazil — 0.8%
All America Latina Logistica SA	19,800	73,018
Amil Participacoes SA	5,500	79,355
Anhanguera Educacional Participacoes SA	3,918	59,170
Banco do Brasil SA	19,600	200,972
Banco Santander Brasil SA(1)	23,600	160,146
BM&FBovespa SA	53,600	322,082
BR Malls Participacoes SA	10,600	136,171
BR Properties SA	4,600	54,249
BRF - Brasil Foods SA	21,200	384,949
CCR SA	28,100	241,443
Centrais Eletricas Brasileiras SA	18,700	66,948
CETIP SA - Mercados Organizados	6,700	68,825
Cia de Saneamento Basico do Estado de Sao Paulo	3,000	121,443
Cia de Saneamento de Minas Gerais-COPASA	1,807	38,055
Cia Hering	4,300	96,271
Cia Siderurgica Nacional SA	22,100	108,494

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Brazil (continued)
Cielo SA	8,900	$231,788
Cosan SA Industria e Comercio	4,100	75,388
CPFL Energia SA	10,900	116,560
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,500	70,886
Diagnosticos da America SA	14,700	85,443
Duratex SA	8,500	58,674
EcoRodovias Infraestrutura e Logistica SA	9,400	75,049
EDP - Energias do Brasil SA	16,000	90,752
Embraer SA	20,300	124,547
Fibria Celulose SA†	7,650	75,218
Hypermarcas SA†	11,400	82,160
JBS SA†	15,600	39,496
Light SA	3,500	38,820
Localiza Rent a Car SA	4,500	74,867
Lojas Renner SA	3,800	138,979
MMX Mineracao e Metalicos SA†	6,600	10,872
MPX Energia SA†	4,300	22,438
MRV Engenharia e Participacoes SA	8,600	45,519
Multiplan Empreendimentos Imobiliarios SA	1,700	46,939
Multiplus SA	1,400	32,432
Natura Cosmeticos SA	5,600	148,229
Obrascon Huarte Lain Brasil SA	4,984	44,317
Odontoprev SA	13,400	67,727
OGX Petroleo e Gas Participacoes SA†	34,100	69,260
Oi SA	11,200	47,278
PDG Realty SA Empreendimentos e Participacoes	36,000	50,711
Petroleo Brasileiro SA	92,400	825,927
Porto Seguro SA	4,700	49,556
Raia Drogasil SA	6,500	63,881
Souza Cruz SA	14,400	209,382
Sul America SA(1)	4,400	31,917
Tim Participacoes SA	30,800	108,394
Totvs SA	4,100	76,731
Tractebel Energia SA	6,500	106,011
Ultrapar Participacoes SA	9,200	189,442
Vale SA	41,800	735,530

		6,572,711

Cayman Islands — 0.4%
Agile Property Holdings, Ltd.	148,000	199,365
ASM Pacific Technology, Ltd.#	13,300	155,220
Belle International Holdings, Ltd.	487,000	1,022,988
Liquidity, Ltd.	193,531	451,766
MGM China Holdings, Ltd.	63,600	118,991
Sands China, Ltd.	160,400	684,011
Tencent Holdings, Ltd.	10,900	354,979
Wynn Macau, Ltd.†#	103,600	295,419

		3,282,739

China — 1.8%
Agricultural Bank of China, Ltd., Class H	700,000	307,992
Air China, Ltd., Class H	869,936	582,562
Anhui Conch Cement Co., Ltd., Class H	214,000	712,395
AviChina Industry & Technology Co., Ltd., Class H	1,484,000	639,540
Bank of China, Ltd., Class H	1,919,000	809,673
Bank of Communications Co., Ltd., Class H	1,174,000	855,862
Beijing Capital International Airport Co., Ltd., Class H	516,000	369,513
China BlueChemical, Ltd., Class H	1,070,000	668,215
China Communications Construction Co., Ltd., Class H	715,575	651,849
China Communications Services Corp., Ltd., Class H	952,000	539,248
China Construction Bank Corp., Class H	2,658,302	2,037,407
China Merchants Bank Co., Ltd., Class H	240,500	459,886
China Oilfield Services, Ltd., Class H	412,000	820,789
China Petroleum & Chemical Corp., Class H	1,186,000	1,256,362

Security Description	Shares	Value (Note 2)

China (continued)
China Railway Group, Ltd., Class H	364,000	$211,349
China Shenhua Energy Co., Ltd., Class H	273,000	1,118,391
China Telecom Corp., Ltd., Class H	148,000	80,586
China Vanke Co., Ltd., Class B	544,600	843,230
Chongqing Rural Commercial Bank, Class H	972,000	446,481
Great Wall Motor Co., Ltd., Class H	81,500	268,680
Industrial & Commercial Bank of China, Ltd., Class H	1,043,000	703,839
Inner Mongolia Yitai Coal Co., Ltd., Class B	149,723	834,257
PetroChina Co., Ltd., Class H	140,000	186,782

		15,404,888

Colombia — 0.2%
Almacenes Exito SA	8,525	169,072
Bancolombia SA	7,913	120,840
Cementos Argos SA	13,126	65,948
Corp Financiera Colombiana SA	5,196	95,836
Ecopetrol SA	128,032	373,121
Grupo Argos SA	12,868	135,259
Grupo de Inversiones Suramericana SA	7,486	145,250
Interconexion Electrica SA ESP	18,393	96,261
Isagen SA ESP	51,498	72,628

		1,274,215

Czech Republic — 0.1%
CEZ AS	7,701	255,898
Telefonica Czech Republic AS	13,243	236,060

		491,958

Denmark — 1.5%
AP Moeller - Maersk A/S, Series A	247	1,670,694
AP Moeller - Maersk A/S, Series B	241	1,720,858
Carlsberg A/S, Class B	24,321	2,367,951
Coloplast A/S, Class B†#	714	166,666
Danske Bank A/S†	21,469	368,090
DSV A/S	15,471	365,178
Novo Nordisk A/S, Class B	26,850	4,264,134
Novozymes A/S, Class B	8,010	220,627
TDC A/S	16,255	110,826
Tryg A/S	16,411	1,167,821
William Demant Holding A/S†#	764	62,065

		12,484,910

Egypt — 0.0%
Commercial International Bank Egypt SAE	26,344	138,596
Egyptian Kuwaiti Holding Co SAE	105,450	109,668
National Societe Generale Bank SAE	7,602	43,166
Orascom Construction Industries†	302	10,798
Orascom Telecom Holding SAE†	141,541	79,676

		381,904

Finland — 0.4%
Elisa Oyj	4,660	98,969
Fortum Oyj	14,549	262,066
Kesko Oyj, Class B	1,879	59,309
Kone Oyj, Class B	5,096	381,750
Metso Oyj	7,833	294,512
Neste Oil Oyj#	4,014	51,291
Nokia Oyj#	327,379	1,085,721
Nokian Renkaat Oyj	3,670	153,214
Orion Oyj, Class B#	3,181	85,182
Pohjola Bank PLC, Class A	11,633	162,489
Sampo Oyj, Class A	13,727	438,283
Stora Enso Oyj, Class R	16,266	106,514
UPM-Kymmene Oyj	17,215	193,665
Wartsila Oij Abp	5,488	231,467

		3,604,432

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
France — 7.4%
Accor SA	26,322	$874,313
Aeroports de Paris	4,605	355,330
Air Liquide SA	10,217	1,247,851
Alcatel-Lucent†#	121,127	132,642
Alstom SA	16,566	602,935
Arkema SA	8,300	848,993
AtoS	8,366	593,962
AXA SA	225,148	3,699,735
BNP Paribas SA	105,969	5,918,597
Bouygues SA#	45,710	1,128,624
Bureau Veritas SA	1,715	190,279
Cap Gemini SA	6,976	295,315
Carrefour SA	19,742	487,449
Casino Guichard Perrachon SA	1,847	167,692
Christian Dior SA#	14,964	2,418,084
Cie de St-Gobain	13,040	520,308
Cie Generale d’Optique Essilor International SA	6,629	640,135
Cie Generale de Geophysique - Veritas†	5,196	158,467
Cie Generale des Etablissements Michelin	15,157	1,409,637
CNP Assurances	5,269	76,749
Credit Agricole SA†	32,702	247,911
Danone SA	56,702	3,596,855
Dassault Systemes SA	14,625	1,654,788
Edenred	5,549	169,053
Electricite de France SA	98,167	1,802,079
Eurazeo	875	41,889
Eutelsat Communications SA	5,371	166,144
Fonciere Des Regions	18,678	1,567,786
France Telecom SA	182,258	1,929,234
GDF Suez	41,818	940,613
Gecina SA	719	79,474
Groupe Eurotunnel SA	17,142	129,283
ICADE	654	59,071
Iliad SA	695	123,651
Imerys SA	922	54,763
JCDecaux SA#	13,672	309,303
Klepierre	3,263	125,104
L’Oreal SA	7,898	1,071,857
Lafarge SA	6,110	354,964
Lagardere SCA	3,696	111,254
Legrand SA	39,854	1,614,053
LVMH Moet Hennessy Louis Vuitton SA#	8,321	1,459,872
Natixis	421,130	1,348,987
Pernod-Ricard SA	12,793	1,448,500
Peugeot SA†#	7,028	43,115
PPR	2,474	461,399
Publicis Groupe SA#	5,806	328,431
Remy Cointreau SA	678	75,956
Renault SA	7,787	389,449
Rexel SA	3,298	64,167
Safran SA	7,512	307,649
Sanofi	57,138	5,102,184
Schneider Electric SA	17,208	1,209,409
SCOR SE	5,365	141,677
Societe BIC SA	939	117,359
Societe Generale SA†	31,167	1,127,055
Sodexo	3,090	249,521
Suez Environnement Co.	8,530	92,965
Technip SA	3,331	386,946
Thales SA	2,797	100,599
Total SA	105,906	5,299,398
Unibail-Rodamco SE	3,012	706,869
Vallourec SA	3,387	175,890
Veolia Environnement SA	11,113	120,827
Vinci SA	25,525	1,126,193

Security Description	Shares	Value (Note 2)

France (continued)
Vivendi SA	135,841	$2,918,557
Wendel SA	969	90,901
Zodiac Aerospace	1,040	116,186

		62,926,287

Germany — 7.5%
Adidas AG	39,838	3,503,483
Allianz SE	17,648	2,294,064
Axel Springer AG	16,614	723,738
BASF SE#	57,889	5,187,315
Bayer AG	63,411	5,735,735
Bayerische Motoren Werke AG	25,681	2,277,508
Beiersdorf AG	4,220	330,946
Brenntag AG	14,897	1,925,806
Celesio AG	2,392	40,629
Commerzbank AG†	465,874	836,738
Continental AG	10,443	1,155,799
Daimler AG	29,699	1,466,980
Deutsche Bank AG	89,624	3,956,065
Deutsche Boerse AG	7,503	422,620
Deutsche Lufthansa AG	7,491	124,313
Deutsche Post AG	54,088	1,122,693
Deutsche Telekom AG	369,805	4,073,648
E.ON SE	65,348	1,177,089
Fraport AG Frankfurt Airport Services Worldwide	1,032	57,237
Fresenius Medical Care AG & Co. KGaA	6,924	475,465
Fresenius SE & Co. KGaA	7,497	866,600
GEA Group AG	5,720	186,909
Hannover Rueckversicherung AG	1,889	139,174
HeidelbergCement AG	4,604	250,198
Henkel AG & Co. KGaA	42,068	2,850,473
Hochtief AG†	920	49,105
Hugo Boss AG	772	80,965
Infineon Technologies AG	192,209	1,473,868
K+S AG	18,242	824,194
Kabel Deutschland Holding AG	3,455	249,833
Lanxess AG	12,423	1,081,371
Linde AG	23,526	4,067,839
MAN SE	1,386	145,647
Merck KGaA	15,100	2,019,801
Metro AG	4,058	113,627
Muenchener Rueckversicherungs AG	10,038	1,713,459
RWE AG	68,848	2,871,110
Salzgitter AG	1,282	59,106
SAP AG	30,158	2,354,889
Siemens AG	36,155	3,728,798
Suedzucker AG	33,216	1,308,501
ThyssenKrupp AG	12,640	255,955
United Internet AG	2,934	65,766
Volkswagen AG	963	195,880

		63,840,939

Greece — 0.2%
Coca-Cola Hellenic Bottling Co. SA	62,778	1,459,830
OPAP SA	6,250	40,642

		1,500,472

Guernsey — 0.0%
Resolution, Ltd.	45,678	173,956

Hong Kong — 2.9%
AIA Group, Ltd.	718,600	2,809,422
Bank of East Asia, Ltd.#	109,600	420,005
BOC Hong Kong Holdings, Ltd.	245,000	752,368
Cathay Pacific Airways, Ltd.#	79,000	138,833
Cheung Kong Holdings, Ltd.	92,000	1,401,925

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Hong Kong (continued)
China Mobile, Ltd.	132,012	$1,505,750
China Overseas Land & Investment, Ltd.	374,000	1,102,668
CLP Holdings, Ltd.	120,000	1,049,005
CNOOC, Ltd.	891,000	1,896,919
Fosun International, Ltd.	38,000	22,848
Galaxy Entertainment Group, Ltd.†	140,000	532,889
Guangdong Investment, Ltd.	936,000	760,858
Hang Lung Properties, Ltd.	148,000	541,380
Hang Seng Bank, Ltd.#	50,500	770,187
Henderson Land Development Co., Ltd.	64,000	455,833
HKT Trust/HKT, Ltd.#(1)	12,086	11,696
Hong Kong & China Gas Co., Ltd.	347,000	940,234
Hong Kong Exchanges and Clearing, Ltd.	68,100	1,085,178
Hopewell Holdings, Ltd.	38,000	149,544
Hutchison Whampoa, Ltd.	142,000	1,458,440
Hysan Development Co., Ltd.	41,000	197,588
Link REIT	151,500	827,853
MTR Corp., Ltd.	99,500	397,990
New World Development Co., Ltd.	246,000	387,242
PCCW, Ltd.	278,000	118,012
Power Assets Holdings, Ltd.	92,500	816,963
Shougang Fushan Resources Group, Ltd.	562,000	204,490
Sino Land Co., Ltd.	196,000	353,550
SJM Holdings, Ltd.	129,000	303,600
Sun Hung Kai Properties, Ltd.	104,000	1,523,057
Swire Pacific, Ltd., Class A	45,000	553,050
Swire Properties, Ltd.	78,000	256,638
Wharf Holdings, Ltd.	101,000	781,264
Wheelock & Co., Ltd.	61,000	295,154
Wing Hang Bank, Ltd.	12,000	118,603

		24,941,036

Hungary — 0.0%
Magyar Telekom Telecommunications PLC	50,200	91,240
MOL Hungarian Oil and Gas PLC	1,341	113,927
OTP Bank PLC	6,069	114,516
Richter Gedeon Nyrt	237	38,910

		358,593

India — 0.8%
Asian Paints, Ltd.	10,247	815,691
Bajaj Auto, Ltd.	12,413	441,101
Bank of India	10,130	52,331
Bharat Heavy Electricals, Ltd.	58,658	252,339
Bharat Petroleum Corp., Ltd.	31,763	202,041
Canara Bank	36,567	313,873
Cipla, Ltd.	115,483	881,063
Coal India, Ltd.	96,908	653,566
HCL Technologies, Ltd.	63,773	759,895
Hindustan Unilever, Ltd.	94,744	938,905
Infosys, Ltd.	27,671	1,239,205
Oil & Natural Gas Corp., Ltd.	27,470	133,827
Satyam Computer Services, Ltd.†	81,435	152,106

		6,835,943

Indonesia — 0.2%
Bank Central Asia Tbk PT	347,500	318,758
Bank Negara Indonesia Persero Tbk PT	1,038,000	400,334
Indocement Tunggal Prakarsa Tbk PT	59,000	142,987
Telekomunikasi Indonesia Persero Tbk PT	1,007,000	944,702

		1,806,781

Ireland — 0.1%
CRH PLC (ISE)	1,033	18,900
CRH PLC (LSE)	22,597	412,909

Security Description	Shares	Value (Note 2)

Ireland (continued)
Elan Corp. PLC (ISE)†	13,437	$134,911
Elan Corp. PLC (LSE)†#	7,031	70,593
Irish Bank Resolution Corp., Ltd.†(2)(3)	31,152	0
James Hardie Industries CDI	29,265	277,617
Kerry Group PLC, Class A (ISE)	3,787	198,411
Kerry Group PLC, Class A (LSE)#	1,097	57,354

		1,170,695

Isle of Man — 0.1%
Genting Singapore PLC#	408,000	427,855

Israel — 0.5%
Bank Hapoalim BM†	65,746	270,897
Bank Leumi Le-Israel BM†	77,950	263,157
Bezeq The Israeli Telecommunication Corp., Ltd.	118,410	145,623
Delek Group, Ltd.	283	63,532
Israel Chemicals, Ltd.	27,714	341,413
Israel Corp., Ltd.	144	99,266
Mellanox Technologies, Ltd.†	2,227	169,220
Mizrahi Tefahot Bank, Ltd.†	7,711	75,105
NICE Systems, Ltd.†	3,690	125,734
Teva Pharmaceutical Industries, Ltd.	58,675	2,383,787

		3,937,734

Italy — 2.2%
Assicurazioni Generali SpA	38,239	641,540
Atlantia SpA#	19,028	324,927
Autogrill SpA#	12,675	125,365
Banca Monte dei Paschi di Siena SpA†#	500,781	132,147
Banco Popolare SC†	57,759	85,109
Enel Green Power SpA	57,348	97,854
Enel SpA	985,256	3,733,928
Eni SpA	258,416	6,109,991
Exor SpA	2,073	51,279
Fiat Industrial SpA	58,853	629,170
Fiat SpA†	26,626	123,277
Finmeccanica SpA†#	11,358	59,707
Intesa Sanpaolo SpA	1,526,164	2,568,401
Intesa Sanpaolo SpA RSP	612,964	837,050
Luxottica Group SpA	5,388	221,083
Mediobanca SpA	16,876	93,323
Pirelli & C. SpA#	13,813	160,243
Prysmian SpA	6,378	120,608
Saipem SpA	21,784	969,777
Snam SpA	52,915	233,983
Telecom Italia SpA	334,900	305,106
Telecom Italia SpA RSP	183,079	146,077
Terna Rete Elettrica Nazionale SpA	42,823	162,736
UniCredit SpA†	182,212	848,374
Unione di Banche Italiane SCPA	26,026	101,680

		18,882,735

Japan — 16.5%
ABC-Mart, Inc.	6,600	281,021
ACOM Co., Ltd.†	900	24,565
Advantest Corp.#	3,400	45,369
Aeon Co., Ltd.#	13,400	149,873
Aeon Credit Service Co., Ltd.#	1,500	29,314
Aeon Mall Co., Ltd.#	29,300	757,069
Air Water, Inc.	19,000	238,782
Aisin Seiki Co., Ltd.	4,300	127,067
Ajinomoto Co., Inc.	100,000	1,430,218
Alfresa Holdings Corp.	4,100	172,087
All Nippon Airways Co., Ltd.#	496,000	1,064,985
Amada Co., Ltd.	42,000	239,461
Aozora Bank, Ltd.#	34,000	104,761

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Asahi Glass Co., Ltd.#	28,000	$213,307
Asahi Group Holdings, Ltd.	8,700	195,561
Asahi Kasei Corp.	234,000	1,334,142
Asics Corp.	19,300	284,226
Astellas Pharma, Inc.	12,300	622,199
Bank of Kyoto, Ltd.#	7,000	59,696
Bank of Yokohama, Ltd.	273,000	1,294,875
Benesse Holdings, Inc.	1,500	65,506
Bridgestone Corp.	80,100	1,932,661
Brother Industries, Ltd.#	30,100	291,744
Calbee, Inc.	400	32,656
Canon, Inc.#	101,500	3,549,760
Casio Computer Co., Ltd.#	20,200	151,191
Central Japan Railway Co.	19,900	1,576,357
Chiba Bank, Ltd.	197,000	1,175,763
Chiyoda Corp.#	69,000	992,709
Chubu Electric Power Co., Inc.	14,400	194,597
Chugai Pharmaceutical Co., Ltd.	49,700	985,137
Chugoku Bank, Ltd.#	14,000	195,475
Chugoku Electric Power Co., Inc.#	79,200	1,142,340
Citizen Holdings Co., Ltd.	24,300	121,448
Coca-Cola West Co., Ltd.	29,700	461,163
Cosmo Oil Co., Ltd.#	10,971	21,294
Credit Saison Co., Ltd.	10,200	226,680
Dai Nippon Printing Co., Ltd.	156,000	1,167,611
Dai-ichi Life Insurance Co., Ltd.	1,043	1,181,733
Daicel Corp.	162,000	986,523
Daido Steel Co., Ltd.	106,000	457,767
Daihatsu Motor Co., Ltd.#	22,000	390,441
Daiichi Sankyo Co., Ltd.	102,200	1,576,981
Daikin Industries, Ltd.	5,300	166,648
Dainippon Sumitomo Pharma Co., Ltd.#	3,600	42,361
Daito Trust Construction Co., Ltd.	13,600	1,318,178
Daiwa House Industry Co., Ltd.	93,000	1,421,484
Daiwa Securities Group, Inc.#	37,000	163,826
Dena Co., Ltd.#	24,600	902,711
Denki Kagaku Kogyo KK	28,000	91,369
Denso Corp.	61,300	2,014,456
Dentsu, Inc.	50,800	1,242,346
Don Quijote Co., Ltd.	1,200	46,655
East Japan Railway Co.	16,900	1,109,104
Eisai Co., Ltd.	36,600	1,536,192
Electric Power Development Co., Ltd.#	41,100	1,040,525
FamilyMart Co., Ltd.	22,300	988,737
FANUC Corp.	7,600	1,281,495
Fast Retailing Co., Ltd.	1,200	272,506
Fuji Electric Co., Ltd.	154,000	328,792
Fuji Heavy Industries, Ltd.	13,000	145,873
FUJIFILM Holdings Corp.	65,400	1,198,755
Fujitsu, Ltd.	265,000	1,002,972
Fukuoka Financial Group, Inc.	136,000	536,180
Furukawa Electric Co., Ltd.†	14,000	26,663
Gree, Inc.#	34,500	599,727
GS Yuasa Corp.#	8,000	30,958
Gunma Bank, Ltd.	79,000	379,499
Hachijuni Bank, Ltd.	111,000	561,497
Hakuhodo DY Holdings, Inc.#	4,000	255,717
Hamamatsu Photonics KK	22,600	796,421
Hankyu Hanshin Holdings, Inc.	237,000	1,250,622
Hino Motors, Ltd.	114,000	979,099
Hirose Electric Co., Ltd.#	700	79,651
Hiroshima Bank, Ltd.	11,000	45,903
Hisamitsu Pharmaceutical Co., Inc.#	1,400	72,857
Hitachi Chemical Co., Ltd.	2,300	32,867
Hitachi Construction Machinery Co., Ltd.#	2,400	42,011

Security Description	Shares	Value (Note 2)

Japan (continued)
Hitachi High-Technologies Corp.	10,100	$224,336
Hitachi Metals, Ltd.	4,000	29,696
Hitachi, Ltd.	462,000	2,667,702
Hokkaido Electric Power Co., Inc.	4,100	40,535
Hokuriku Electric Power Co.	3,800	42,086
Honda Motor Co., Ltd.	79,000	2,618,160
Hoya Corp.	9,800	188,189
Hulic Co., Ltd.†	5,400	36,094
Ibiden Co., Ltd.	2,700	36,945
Idemitsu Kosan Co., Ltd.	8,700	713,435
IHI Corp.	515,000	1,143,264
Inpex Corp.	305	1,635,349
Isetan Mitsukoshi Holdings, Ltd.	97,900	871,700
Isuzu Motors, Ltd.	234,000	1,371,044
ITOCHU Corp.	73,300	732,689
ITOCHU Techno-Solutions Corp.	4,700	215,515
Iyo Bank, Ltd.	6,000	46,582
J. Front Retailing Co., Ltd.	33,000	159,326
Japan Airlines Co., Ltd.†	1,300	59,768
Japan Petroleum Exploration Co.	600	20,904
Japan Prime Realty Investment Corp.	18	53,235
Japan Real Estate Investment Corp.	13	127,737
Japan Retail Fund Investment Corp.	47	85,522
Japan Steel Works, Ltd.	170,000	936,253
Japan Tobacco, Inc.	42,000	1,258,446
JFE Holdings, Inc.	57,200	886,085
JGC Corp.	5,000	164,675
Joyo Bank, Ltd.#	15,000	73,149
JSR Corp.	4,000	73,949
JTEKT Corp.	5,000	40,395
Jupiter Telecommunications Co., Ltd.	47	61,462
JX Holdings, Inc.	50,300	268,478
Kajima Corp.	74,000	212,749
Kamigumi Co., Ltd.	5,000	38,636
Kaneka Corp.#	77,000	386,705
Kansai Electric Power Co., Inc.	16,800	159,777
Kansai Paint Co., Ltd.	5,000	53,375
Kao Corp.	64,800	1,778,885
Kawasaki Heavy Industries, Ltd.#	502,000	1,163,122
KDDI Corp.	7,700	569,782
Keikyu Corp.#	11,000	101,013
Keio Corp.#	13,000	95,251
Keisei Electric Railway Co., Ltd.	6,000	50,658
Keyence Corp.	1,000	279,250
Kikkoman Corp.	4,000	56,578
Kinden Corp.	3,000	17,978
Kintetsu Corp.#	51,000	202,924
Kirin Holdings Co., Ltd.	53,000	650,003
Kobe Steel, Ltd.†#	703,000	656,651
Koito Manufacturing Co., Ltd.	5,975	81,831
Komatsu, Ltd.	20,900	468,276
Konami Corp.	2,300	55,495
Konica Minolta Holdings, Inc.	29,000	206,854
Kubota Corp.	25,000	265,361
Kuraray Co., Ltd.	7,700	94,808
Kurita Water Industries, Ltd.#	6,800	148,068
Kyocera Corp.	3,400	313,047
Kyowa Hakko Kirin Co., Ltd.	6,000	61,212
Kyushu Electric Power Co., Inc.	9,600	89,904
Lawson, Inc.#	1,300	87,997
LIXIL Group Corp.	6,000	127,082
M3, Inc.	14	25,797
Mabuchi Motor Co., Ltd.#	500	21,047
Makita Corp.	2,500	105,386
Marubeni Corp.	91,000	599,418

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Marui Group Co., Ltd.	5,000	$33,784
Maruichi Steel Tube, Ltd.	5,200	112,282
Mazda Motor Corp.†	61,000	96,197
McDonald’s Holdings Co. Japan, Ltd.#	6,400	182,447
Medipal Holdings Corp.	3,300	39,031
MEIJI Holdings Co., Ltd.	1,400	62,243
Miraca Holdings, Inc.	1,200	48,693
Mitsubishi Chemical Holdings Corp.	310,500	1,355,977
Mitsubishi Corp.	69,100	1,308,487
Mitsubishi Electric Corp.	249,000	1,939,201
Mitsubishi Estate Co., Ltd.	38,000	732,480
Mitsubishi Gas Chemical Co., Inc.	9,000	53,060
Mitsubishi Heavy Industries, Ltd.	68,000	315,934
Mitsubishi Logistics Corp.	3,000	38,503
Mitsubishi Materials Corp.	25,000	71,268
Mitsubishi Motors Corp.†#	1,213,000	1,133,026
Mitsubishi Tanabe Pharma Corp.	5,000	67,872
Mitsubishi UFJ Financial Group, Inc.	1,033,900	4,728,335
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,740	119,326
Mitsui & Co., Ltd.	77,200	1,066,668
Mitsui Chemicals, Inc.	18,000	40,614
Mitsui Fudosan Co., Ltd.	19,000	396,203
Mitsui OSK Lines, Ltd.	24,000	60,266
Mizuho Financial Group, Inc.	982,400	1,573,079
MS&AD Insurance Group Holdings	15,800	274,083
Murata Manufacturing Co., Ltd.	4,500	254,928
Nabtesco Corp.#	2,300	45,618
Namco Bandai Holdings, Inc.	4,000	56,141
NEC Corp.†	663,000	1,158,149
Nexon Co., Ltd.†	8,100	90,792
NGK Insulators, Ltd.	6,000	64,196
NGK Spark Plug Co., Ltd.	9,000	108,849
NHK Spring Co., Ltd.	3,600	30,133
Nidec Corp.#	2,400	145,569
Nikon Corp.	12,000	332,480
Nintendo Co., Ltd.#	2,400	287,645
Nippon Building Fund, Inc.	14	146,564
Nippon Electric Glass Co., Ltd.	24,000	136,835
Nippon Express Co., Ltd.	294,000	1,055,668
Nippon Meat Packers, Inc.	4,000	59,635
Nippon Paper Group, Inc.#	2,200	26,955
Nippon Steel & Sumitomo Metal Corp.	170,000	389,762
Nippon Telegraph & Telephone Corp.	47,600	2,127,810
Nippon Yusen KK#	36,000	76,424
Nishi-Nippon City Bank, Ltd.	15,000	36,028
Nissan Motor Co., Ltd.	64,700	627,104
Nisshin Seifun Group, Inc.	4,000	51,143
Nisshin Steel Holdings Co., Ltd.†#	88	626
Nissin Foods Holdings Co., Ltd.#	1,300	51,252
Nitori Holdings Co., Ltd.	750	55,771
Nitto Denko Corp.	3,700	192,776
NKSJ Holdings, Inc.	8,400	159,267
NOK Corp.#	2,300	35,183
Nomura Holdings, Inc.	487,300	2,015,761
Nomura Real Estate Holdings, Inc.	2,100	36,276
Nomura Real Estate Office Fund, Inc.	6	35,919
Nomura Research Institute, Ltd.#	2,300	44,390
NSK, Ltd.	26,000	154,546
NTT Data Corp.	28	81,111
NTT DOCOMO, Inc.	573	826,466
NTT Urban Development Corp.	24	20,321
Obayashi Corp.	15,000	70,783
Odakyu Electric Railway Co., Ltd.#	14,000	142,828
OJI Holdings Corp.#	18,000	56,772
Olympus Corp.†#	4,900	81,731

Security Description	Shares	Value (Note 2)

Japan (continued)
Omron Corp.	4,600	$101,949
Ono Pharmaceutical Co., Ltd.	1,900	104,064
Oracle Corp. Japan	10,400	436,514
Oriental Land Co., Ltd.#	1,100	141,578
ORIX Corp.#	11,540	1,157,710
Osaka Gas Co., Ltd.	74,000	290,847
Otsuka Corp.	400	31,734
Otsuka Holdings Co., Ltd.	42,200	1,252,665
Panasonic Corp.#	96,200	470,293
Park24 Co, Ltd.	2,200	371
Rakuten, Inc.†	16,300	137,423
Resona Holdings, Inc.	42,300	177,030
Ricoh Co., Ltd.#	14,000	129,921
Rinnai Corp.	11,900	828,604
Rohm Co., Ltd.	2,200	62,689
Sankyo Co., Ltd.	1,100	45,035
Sanrio Co., Ltd.#	1,000	35,774
Santen Pharmaceutical Co., Ltd.	1,700	72,900
SBI Holdings, Inc.#	4,574	34,124
Secom Co., Ltd.	4,700	240,602
Sega Sammy Holdings, Inc.	4,500	74,895
Seiko Epson Corp.#	11,700	68,410
Sekisui Chemical Co., Ltd.	10,000	78,365
Sekisui House, Ltd.	12,000	112,525
Seven & I Holdings Co., Ltd.	67,000	1,952,253
Seven Bank, Ltd.	12,000	31,297
Sharp Corp.#	22,000	45,903
Shikoku Electric Power Co., Inc.#	3,800	51,675
Shimadzu Corp.	5,000	31,904
Shimamura Co., Ltd.	500	50,525
Shimano, Inc.	1,700	112,392
Shimizu Corp.	13,000	39,110
Shin-Etsu Chemical Co., Ltd.	11,700	688,361
Shinsei Bank, Ltd.#	34,000	57,742
Shionogi & Co., Ltd.	6,700	113,462
Shiseido Co., Ltd.#	8,100	117,420
Shizuoka Bank, Ltd.	12,000	118,639
Showa Denko KK#	32,000	46,194
Showa Shell Sekiyu KK	4,200	24,456
SMC Corp.	1,200	202,632
Softbank Corp.	79,800	2,991,229
Sojitz Corp.#	28,000	35,325
Sony Corp.#	145,800	1,416,702
Sony Financial Holdings, Inc.	3,900	66,991
Square Enix Holdings Co., Ltd.#	1,300	17,489
Stanley Electric Co., Ltd.	3,200	44,913
Sumco Corp.†	2,400	16,770
Sumitomo Chemical Co., Ltd.	33,000	94,074
Sumitomo Corp.	142,600	1,769,634
Sumitomo Electric Industries, Ltd.	16,900	182,254
Sumitomo Heavy Industries, Ltd.	12,000	50,367
Sumitomo Metal Mining Co., Ltd.	12,000	164,348
Sumitomo Mitsui Financial Group, Inc.	59,800	1,925,265
Sumitomo Mitsui Trust Holdings, Inc.	112,000	339,662
Sumitomo Realty & Development Co., Ltd.	8,000	217,675
Sumitomo Rubber Industries, Ltd.	3,800	44,806
Suruga Bank, Ltd.	4,000	51,726
Suzuken Co., Ltd.	1,600	47,650
Suzuki Motor Corp.	51,000	1,210,117
Sysmex Corp.	1,600	72,299
T&D Holdings, Inc.	29,700	319,211
Taiheiyo Cement Corp.	25,000	55,802
Taisei Corp.	248,000	673,889
Taisho Pharmaceutical Holdings Co., Ltd.	800	58,907
Taiyo Nippon Sanso Corp.	5,000	27,719

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Takashimaya Co., Ltd.#	16,000	$101,316
Takeda Pharmaceutical Co., Ltd.#	33,100	1,513,762
TDK Corp.#	2,800	109,541
Teijin, Ltd.#	21,000	48,147
Terumo Corp.	3,400	143,944
THK Co., Ltd.	2,700	46,411
Tobu Railway Co., Ltd.	23,000	118,857
Toho Co., Ltd.	2,500	42,033
Toho Gas Co., Ltd.	9,000	52,296
Tohoku Electric Power Co., Inc.†	10,100	91,523
Tokio Marine Holdings, Inc.	24,600	630,853
Tokyo Electric Power Co., Inc.†	32,400	51,095
Tokyo Electron, Ltd.	3,800	169,406
Tokyo Gas Co., Ltd.	55,000	270,213
Tokyu Corp.	25,000	128,283
Tokyu Land Corp.	10,000	58,592
TonenGeneral Sekiyu KK#	6,000	55,680
Toppan Printing Co., Ltd.	13,000	80,427
Toray Industries, Inc.	33,000	195,354
Toshiba Corp.	90,000	306,787
TOTO, Ltd.#	6,000	41,051
Toyo Seikan Kaisha, Ltd.	3,400	40,585
Toyo Suisan Kaisha, Ltd.	2,000	54,831
Toyoda Gosei Co., Ltd.	1,500	31,370
Toyota Boshoku Corp.#	1,500	15,503
Toyota Industries Corp.	3,700	110,728
Toyota Motor Corp.	160,400	6,878,316
Toyota Tsusho Corp.	4,800	110,516
Trend Micro, Inc.	2,400	62,566
Tsumura & Co.	1,400	45,481
Ube Industries, Ltd.	23,000	47,710
Unicharm Corp.	2,600	132,783
Ushio, Inc.	2,400	27,396
USS Co., Ltd.#	490	52,189
West Japan Railway Co.	3,800	151,889
West Nippon Expressway Co., Ltd.	393,079	2,128,629
Yahoo Japan Corp.#	326	109,464
Yakult Honsha Co., Ltd.#	2,200	96,476
Yamada Denki Co., Ltd.#	1,950	68,954
Yamaguchi Financial Group, Inc.	5,000	45,551
Yamaha Corp.	3,600	32,709
Yamaha Motor Co., Ltd.#	6,300	66,107
Yamato Holdings Co., Ltd.#	8,400	125,743
Yamato Kogyo Co., Ltd.	832	22,456
Yamazaki Baking Co., Ltd.	2,000	23,412
Yaskawa Electric Corp.#	5,000	39,910
Yokogawa Electric Corp.#	4,500	47,656

		139,366,975

Jersey — 0.7%
Experian PLC	33,068	549,402
Glencore International PLC	124,690	690,213
Petrofac, Ltd.	8,515	222,097
Randgold Resources, Ltd.	4,495	479,991
Shire PLC	89,796	2,598,233
Wolseley PLC†	9,374	435,087
WPP PLC	41,354	567,146

		5,542,169

Luxembourg — 0.3%
ArcelorMittal	30,655	465,862
Kernel Holding SA†	1,755	37,868
Millicom International Cellular SA SDR	12,230	1,049,596
SES SA FDR	9,956	281,625
Subsea 7 SA#	9,225	210,901

Security Description	Shares	Value (Note 2)

Luxembourg (continued)
Tenaris SA#	15,466	$306,744

		2,352,596

Malaysia — 0.4%
AirAsia Bhd	180,300	169,045
Alliance Financial Group Bhd	120,100	161,990
AMMB Holdings Bhd	205,200	430,685
Berjaya Sports Toto Bhd	493,000	729,830
British American Tobacco Malaysia Bhd	36,200	633,552
CIMB Group Holdings Bhd	82,700	203,230
Digi.com Bhd	15,900	25,264
Genting Bhd	23,200	68,690
Genting Plantations Bhd	57,400	161,829
Kuala Lumpur Kepong Bhd	56,500	383,637
Parkson Holdings Bhd	305,900	455,869

		3,423,621

Mauritius — 0.0%
Golden Agri-Resources, Ltd.#	478,000	258,463

Mexico — 0.7%
Alfa SAB de CV, Class A	83,300	173,447
America Movil SAB de CV, Series L	1,213,200	1,432,376
Arca Continental SAB de CV	12,800	92,040
Cemex SAB de CV CPO†(1)	289,600	257,951
Coca-Cola Femsa SAB de CV, Series L	16,800	237,255
Compartamos SAB de CV	53,600	80,938
El Puerto de Liverpool SAB de CV, Class C1	10,200	98,424
Fomento Economico Mexicano SAB de CV(1)	67,600	660,714
Grupo Aeroportuario del Pacifico SAB de CV, Class B	25,400	129,873
Grupo Bimbo SAB de CV, Class A	70,500	165,982
Grupo Carso SAB de CV, Class A1	20,600	85,197
Grupo Financiero Banorte SAB de CV, Class O	52,100	297,330
Grupo Financiero Inbursa SAB de CV, Class O	57,780	159,981
Grupo Financiero Santander Mexico SAB de CV, Class B	48,900	144,392
Grupo Mexico SAB de CV, Class B	121,900	400,570
Grupo Modelo SAB de CV, Series C	21,800	194,900
Grupo Televisa SAB	75,600	357,791
Industrias Penoles SAB de CV	3,180	160,952
Kimberly-Clark de Mexico SAB de CV, Class A	64,000	156,370
Mexichem SAB de CV	33,800	175,096
Minera Frisco SAB de CV, Class A1†	20,600	81,359
Wal-Mart de Mexico SAB de CV, Series V	173,000	542,939

		6,085,877

Morocco — 0.0%
Attijariwafa Bank	3,339	128,922

Netherlands — 2.9%
Aegon NV	251,328	1,445,723
Akzo Nobel NV	7,780	444,597
ASML Holding NV	38,986	2,435,785
Corio NV	1,995	89,397
DE Master Blenders 1753 NV†	31,578	363,459
Delta Lloyd NV	4,327	64,575
European Aeronautic Defence and Space Co. NV	63,377	2,133,983
Fugro NV CVA	2,109	126,542
Gemalto NV#	7,253	666,906
Heineken Holding NV	51,252	2,774,882
Heineken NV	7,520	495,951
ING Groep NV CVA†	169,379	1,522,176
Koninklijke Ahold NV	237,543	3,013,987
Koninklijke Boskalis Westminster NV	2,431	102,611
Koninklijke DSM NV	46,003	2,649,538
Koninklijke KPN NV	190,658	1,078,628
Koninklijke Philips Electronics NV	38,667	998,728

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Netherlands (continued)
Koninklijke Vopak NV	2,145	$158,482
QIAGEN NV†	7,379	136,418
Randstad Holding NV	3,767	122,504
Reed Elsevier NV	22,372	323,110
SBM Offshore NV†	29,318	328,982
STMicroelectronics NV#	33,385	212,753
TNT Express NV	10,077	98,292
Unilever NV CVA	53,277	2,021,520
Wolters Kluwer NV	9,198	176,805
Ziggo NV	3,906	122,325

		24,108,659

New Zealand — 0.1%
Auckland International Airport, Ltd.	64,423	141,740
Contact Energy, Ltd.†	23,381	102,115
Fletcher Building, Ltd.#	45,028	292,769
SKYCITY Entertainment Group, Ltd.	36,158	111,018
Telecom Corp. of New Zealand, Ltd.	124,914	236,886

		884,528

Norway — 0.4%
Aker Solutions ASA	13,638	256,655
DNB ASA	31,959	398,045
Gjensidige Forsikring ASA	6,565	92,545
Norsk Hydro ASA	28,384	136,096
Orkla ASA	25,270	205,659
Statoil ASA	58,404	1,428,021
Telenor ASA	22,643	459,700
Yara International ASA	10,767	540,018

		3,516,739

Peru — 0.0%
Cia de Minas Buenaventura SA ADR	7,100	232,667
Volcan Cia Minera S.A.A. Series B	167,060	159,999

		392,666

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	558,200	673,007
Aboitiz Power Corp.	862,600	747,840
Bank of the Philippine Islands	272,330	592,746
BDO Unibank, Inc.†	279,439	488,283

		2,501,876

Poland — 0.2%
Bank Handlowy w Warszawie SA	3,447	107,191
Bank Millennium SA†	61,517	83,742
Bank Pekao SA	2,803	140,264
BRE Bank SA†	1,360	136,369
Enea SA	15,327	75,870
Eurocash SA	1,292	17,998
Grupa Lotos SA†	5,423	64,960
Jastrzebska Spolka Weglowa SA	2,882	79,973
KGHM Polska Miedz SA	6,825	387,005
PGE SA	29,679	172,718
Polski Koncern Naftowy Orlen SA†	10,088	146,289
Powszechna Kasa Oszczednosci Bank Polski SA	5,431	59,972
Powszechny Zaklad Ubezpieczen SA	190	23,796
Synthos SA	49,464	89,465
Tauron Polska Energia SA	11,827	16,250
Telekomunikacja Polska SA	8,900	33,324

		1,635,186

Portugal — 0.1%
Banco Espirito Santo SA†#	190,382	189,910
EDP - Energias de Portugal SA	62,369	157,848
Galp Energia SGPS SA	8,826	135,333

Security Description	Shares	Value (Note 2)

Portugal (continued)
Jeronimo Martins SGPS SA	6,888	$128,505
Portugal Telecom SGPS SA	18,792	87,300

		698,896

Russia — 0.8%
Federal Grid Co. Unified Energy System JSC†	10,270,000	69,692
Federal Hydrogenerating Co. JSC	229,000	5,442
Gazprom OAO (RTS)	371,260	1,672,418
Gazprom OAO (MICEX)	2,740	393
IDGC Holding JSC†	884,000	57,375
Inter Rao Ues OAO†	65,200,000	53,725
LSR Group OJSC GDR	7,895	33,159
Lukoil OAO	19,104	1,184,448
Magnit OJSC GDR	7,625	269,010
Mechel ADR	5,805	35,410
MMC Norilsk Nickel OJSC (RTS)	434	67,846
MMC Norilsk Nickel OJSC(MICEX)	25	121
Mobile Telesystems OJSC ADR	12,500	217,875
NovaTek OAO GDR	2,624	287,853
Rosneft OAO	48,400	383,726
Rostelecom OJSC	38,690	139,480
Sberbank of Russia	609,650	1,792,371
Sistema JSFC GDR	359	6,792
Surgutneftegas OAO	347,400	295,215
Tatneft OAO	51,310	327,700
Uralkali OJSC	29,100	217,136
VTB Bank OJSC	7,230,000	12,226

		7,129,413

Singapore — 1.4%
Ascendas Real Estate Investment Trust	128,360	252,387
CapitaCommercial Trust	138,000	183,156
CapitaLand, Ltd.	172,000	497,427
CapitaMall Trust	158,000	267,950
CapitaMalls Asia, Ltd.	93,000	146,289
City Developments, Ltd.#	34,000	326,462
ComfortDelGro Corp., Ltd.	139,000	195,871
DBS Group Holdings, Ltd.	122,000	1,444,290
Fraser and Neave, Ltd.	63,000	486,204
Global Logistic Properties, Ltd.#	139,000	319,998
Jardine Cycle & Carriage, Ltd.#	7,000	279,805
Keppel Corp., Ltd.	97,000	851,114
Keppel Land, Ltd.#	53,000	156,317
Olam International, Ltd.#	106,000	136,777
Oversea-Chinese Banking Corp., Ltd.	172,000	1,326,004
SembCorp Industries, Ltd.	68,000	288,579
SembCorp Marine, Ltd.#	58,000	216,680
Singapore Airlines, Ltd.#	37,000	324,652
Singapore Exchange, Ltd.	58,000	327,396
Singapore Press Holdings, Ltd.#	111,000	380,125
Singapore Technologies Engineering, Ltd.	104,000	312,699
Singapore Telecommunications, Ltd.	535,000	1,450,803
StarHub, Ltd.	45,000	137,514
United Overseas Bank, Ltd.	85,000	1,303,621
UOL Group, Ltd.	33,000	157,349
Wilmar International, Ltd.#	128,000	334,524
Yangzijiang Shipbuilding Holdings, Ltd.#	134,000	102,646

		12,206,639

South Africa — 1.0%
ABSA Group, Ltd.	20,822	332,060
African Bank Investments, Ltd.	38,835	138,472
African Rainbow Minerals, Ltd.	6,811	136,520
Anglo American Platinum, Ltd.	3,191	140,430
AngloGold Ashanti, Ltd.	14,176	443,407

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
South Africa (continued)
Aspen Pharmacare Holdings, Ltd.	6,171	$108,609
Aveng, Ltd.	29,058	87,954
Barloworld, Ltd.	15,570	127,479
Bidvest Group, Ltd.	15,612	368,437
Discovery Holdings, Ltd.	38,065	238,955
FirstRand, Ltd.	156,028	509,832
Foschini Group, Ltd.	985	14,182
Gold Fields, Ltd.	26,175	324,479
Growthpoint Properties, Ltd.(1)	24,494	67,500
Harmony Gold Mining Co., Ltd.	4,757	37,423
Impala Platinum Holdings, Ltd.	11,380	185,157
Imperial Holdings, Ltd.	11,876	251,923
Investec, Ltd.	19,462	119,634
Kumba Iron Ore, Ltd.	3,700	226,401
Liberty Holdings, Ltd.	12,948	154,015
Life Healthcare Group Holdings, Ltd. Bonds	52,804	190,062
MMI Holdings, Ltd.	50,348	118,191
Mr. Price Group, Ltd.	5,730	85,721
MTN Group, Ltd.	61,489	1,131,720
Naspers, Ltd., Class N	10,243	632,526
Nedbank Group, Ltd.	9,114	183,840
Netcare, Ltd.	11,290	22,465
PPC, Ltd.	15,720	51,737
Remgro, Ltd.	6,804	114,484
Reunert, Ltd.	13,922	115,020
RMB Holdings, Ltd.	47,917	211,170
RMI Holdings	52,095	128,562
Sanlam, Ltd.	89,722	412,763
Sasol, Ltd.	12,827	540,542
Shoprite Holdings, Ltd.	5,239	113,143
Standard Bank Group, Ltd.	30,308	358,464
Steinhoff International Holdings, Ltd.†	1,899	5,850
Tiger Brands, Ltd.	444	14,957
Truworths International, Ltd.	11,333	121,356
Vodacom Group, Ltd.	3,828	51,239
Woolworths Holdings, Ltd.	12,317	98,213

		8,714,894

South Korea — 1.7%
Daelim Industrial Co., Ltd.	2,405	175,236
DGB Financial Group, Inc.	32,220	401,690
Dongbu Insurance Co., Ltd.	14,220	610,638
Hana Financial Group, Inc.	20,069	622,725
Hanwha Life Insurance Co., Ltd.	107,720	748,076
Hyundai Development Co.	2,637	50,409
Hyundai Heavy Industries Co., Ltd.	1,608	313,329
Hyundai Marine & Fire Insurance Co., Ltd.	5,570	172,061
Hyundai Mipo Dockyard	3,201	334,038
Hyundai Motor Co.	7,525	1,567,057
Kia Motors Corp.	15,068	861,347
Korea Exchange Bank†	27,200	183,117
KP Chemical Corp.	19,690	200,928
KT Corp.	18,290	636,776
KT&G Corp.	3,956	313,090
Lotte Confectionery Co., Ltd.	64	86,645
OCI Co., Ltd.	4,651	648,567
Samsung Electronics Co., Ltd.	3,003	3,899,172
Samsung Fire & Marine Insurance Co., Ltd.	3,463	700,371
Samsung Heavy Industries Co., Ltd.	24,340	819,313
Samsung Life Insurance Co., Ltd.	9,221	791,941
Shinhan Financial Group Co., Ltd.	5,530	176,954
SK Telecom Co., Ltd.	2,441	339,263

		14,652,743

Security Description	Shares	Value (Note 2)

Spain — 2.0%
Abertis Infraestructuras SA	54,064	$789,966
Acciona SA	713	46,226
ACS Actividades de Construccion y Servicios SA#	4,636	99,092
Amadeus IT Holding SA, Class A	85,278	1,990,805
Banco Bilbao Vizcaya Argentaria SA	178,433	1,513,967
Banco de Sabadell SA†	259,151	723,286
Banco Popular Espanol SA†#	759,719	634,330
Banco Santander SA	358,140	2,754,619
Bankia SA†#	71,820	66,972
CaixaBank#	25,589	97,809
Distribuidora Internacional de Alimentacion SA	29,054	180,316
Enagas SA	50,989	1,043,447
Ferrovial SA#	60,355	894,448
Gas Natural SDG SA	30,317	470,583
Grifols SA†	4,878	156,033
Iberdrola SA	171,010	849,596
Inditex SA	7,515	1,030,142
International Consolidated Airlines Group SA†	30,390	81,735
Mapfre SA#	54,081	152,064
Red Electrica Corp. SA	3,548	164,409
Repsol SA	59,268	1,257,192
Telefonica SA	134,127	1,760,089
Zardoya Otis SA	5,071	69,446

		16,826,572

Sweden — 2.5%
Alfa Laval AB	18,200	357,799
Assa Abloy AB, Class B	30,562	1,105,649
Atlas Copco AB, Class A	140,794	3,627,059
Atlas Copco AB, Class B	12,751	294,179
Boliden AB	9,792	173,224
Electrolux AB, Series B	7,877	206,120
Elekta AB, Series B	12,072	174,457
Getinge AB, Class B	6,265	201,980
Hennes & Mauritz AB, Class B	31,087	1,008,767
Hexagon AB, Class B	7,706	190,642
Husqvarna AB, Class B	12,391	74,457
Industrivarden AB, Class C	3,693	54,784
Investment AB Kinnevik, Class B	48,382	942,429
Investor AB, Class B	95,720	2,216,996
Lundin Petroleum AB†	11,253	265,877
Nordea Bank AB	86,185	788,876
Ratos AB, Class B	6,277	62,502
Sandvik AB	32,850	491,021
Scania AB, Class B	28,845	598,720
Securitas AB, Class B	10,277	80,398
Skandinaviska Enskilda Banken AB, Class A	46,135	371,321
Skanska AB, Class B	11,896	188,989
SKF AB, Class B	12,843	308,849
Svenska Cellulosa AB, Class B	18,961	383,874
Svenska Handelsbanken AB, Class A	33,233	1,181,300
Swedbank AB, Class A	33,301	615,133
Swedish Match AB	6,762	238,024
Tele2 AB, Class B	10,428	182,281
Telefonaktiebolaget LM Ericsson, Class B	276,853	2,579,886
TeliaSonera AB	70,908	475,537
Volvo AB, Class B	98,052	1,388,985

		20,830,115

Switzerland — 6.8%
ABB, Ltd.	114,844	2,238,138
Actelion, Ltd.	7,333	363,208
Adecco SA	37,715	1,863,569
Aryzta AG	11,937	603,484
Baloise Holding AG	29,851	2,504,495

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Switzerland (continued)
Banque Cantonale Vaudoise	525	$288,079
Barry Callebaut AG	534	541,664
Cie Financiere Richemont SA, Class A	51,261	3,952,302
Credit Suisse Group AG	41,049	971,852
EMS-Chemie Holding AG	269	63,426
Geberit AG	1,159	244,882
Givaudan SA	273	274,119
Holcim, Ltd.	15,346	1,051,550
Julius Baer Group, Ltd.	7,094	242,974
Kuehne & Nagel International AG	1,769	213,036
Lindt & Spruengli AG	3	113,354
Lindt & Spruengli AG (Participation Certificate)	29	93,256
Lonza Group AG	1,657	79,837
Nestle SA	191,833	12,554,949
Novartis AG	116,840	7,230,791
Pargesa Holding SA	758	50,918
Partners Group Holding AG	4,172	909,403
Roche Holding AG	53,450	10,520,427
Schindler Holding AG	703	98,315
Schindler Holding AG (Participation Certificate)	1,597	224,032
SGS SA	179	401,577
Sika AG (BR)	71	155,913
Sonova Holding AG	8,307	907,163
Sulzer AG	751	116,293
Swatch Group AG	1,413	117,178
Swatch Group AG (BR)	1,011	488,317
Swiss Life Holding AG	955	127,787
Swiss Prime Site AG	1,772	142,456
Swiss Re AG	11,528	830,359
Swisscom AG	4,274	1,799,627
Syngenta AG	3,050	1,222,699
Transocean, Ltd.	11,773	539,167
UBS AG	119,192	1,864,988
Zurich Insurance Group AG	4,827	1,231,882

		57,237,466

Taiwan — 1.7%
Advantech Co., Ltd.	197,000	735,682
Asia Cement Corp.	629,680	809,477
Asustek Computer, Inc.	87,000	959,713
Catcher Technology Co., Ltd.	159,000	815,413
Chang Hwa Commercial Bank	1,468,400	796,011
Chicony Electronics Co., Ltd.	54,000	126,571
China Petrochemical Development Corp.	229,125	134,459
Chunghwa Telecom Co., Ltd.	190,000	614,064
E Ink Holdings, Inc.	422,000	310,828
Far EasTone Telecommunications Co., Ltd.	309,000	774,255
First Financial Holding Co., Ltd.	1,292,140	789,409
Formosa Chemicals & Fibre Corp.	78,000	184,704
Formosa Plastics Corp.	300,000	789,908
Formosa Taffeta Co., Ltd.	365,000	345,477
Fubon Financial Holding Co., Ltd.	801,101	909,903
Hon Hai Precision Industry Co., Ltd.	100,000	320,782
Inotera Memories, Inc.†	4,869,000	365,334
Lite-On Technology Corp.	459,285	627,577
Mega Financial Holding Co., Ltd.	1,043,420	817,024
Nan Ya Printed Circuit Board Corp.	378,000	448,854
Phison Electronics Corp.	110,000	776,141
Taiwan Semiconductor Manufacturing Co., Ltd.	575,000	1,953,346

		14,404,932

Thailand — 0.4%
Advanced Info Service PCL	133,600	957,706
Bangkok Bank PCL	105,200	661,571
Banpu PLC	3,361	43,258

Security Description	Shares	Value (Note 2)

Thailand (continued)
BEC World PCL	269,800	$512,084
CP ALL PCL	483,000	621,652
Thai Oil PCL	151,100	324,946

		3,121,217

Turkey — 0.3%
Akbank TAS	37,123	174,100
Anadolu Efes Biracilik Ve Malt Sanayii AS	13,818	201,062
Arcelik AS	15,057	91,428
Asya Katilim Bankasi AS†	34,867	38,246
BIM Birlesik Magazalar AS GDR	5,162	234,722
Enka Insaat ve Sanayi AS	42,732	113,834
Eregli Demir ve Celik Fabrikalari TAS	103,883	130,809
Ford Otomotiv Sanayi AS	10,466	107,187
Haci Omer Sabanci Holding AS	7,573	39,076
KOC Holding AS	46,424	212,524
Koza Altin Isletmeleri AS	2,779	69,364
TAV Havalimanlari Holding AS†	2,034	10,108
Tupras Turkiye Petrol Rafinerileri AS	369	9,851
Turk Hava Yollari†	3,514	10,344
Turkcell Iletisim Hizmetleri AS†	15,082	90,736
Turkiye Garanti Bankasi AS	52,504	249,173
Turkiye Halk Bankasi AS	20,752	200,918
Turkiye Is Bankasi, Class C	15,546	50,113
Turkiye Vakiflar Bankasi Tao, Class D	78,310	189,766

		2,223,361

United Kingdom — 18.0%
3i Group PLC	318,775	1,080,695
Admiral Group PLC	82,474	1,478,599
Aggreko PLC	9,452	338,004
AMEC PLC	10,107	169,054
Anglo American PLC	86,888	2,411,773
Antofagasta PLC	26,004	536,611
ARM Holdings PLC	44,963	557,570
Associated British Foods PLC	11,695	276,935
AstraZeneca PLC	126,282	6,001,906
Aviva PLC	546,842	3,070,812
Babcock International Group PLC	88,403	1,411,392
BAE Systems PLC	548,710	2,877,347
Balfour Beatty PLC	22,560	93,361
Barclays PLC	1,286,692	5,071,227
BG Group PLC	157,507	2,700,145
BHP Billiton PLC	217,084	6,823,861
BP PLC	1,629,471	11,267,601
British American Tobacco PLC	178,140	9,344,229
British Land Co. PLC	27,701	244,097
British Sky Broadcasting Group PLC	216,988	2,638,644
BT Group PLC	769,191	2,877,560
Bunzl PLC	20,614	339,845
Burberry Group PLC	40,866	842,644
Capita PLC	21,428	261,773
Capital Shopping Centres Group PLC#	18,429	102,012
Carnival PLC	28,155	1,138,991
Centrica PLC	234,767	1,225,815
Cobham PLC	109,046	370,381
Compass Group PLC	63,847	737,529
Croda International PLC	25,601	976,607
Diageo PLC	86,403	2,570,657
Eurasian Natural Resources Corp. PLC	7,225	31,277
Evraz PLC	10,307	38,674
Fresnillo PLC	7,823	249,169
G4S PLC	46,223	183,067
GKN PLC	53,334	189,697
GlaxoSmithKline PLC	434,713	9,294,469

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
Hammerson PLC	181,039	$1,366,724
Hargreaves Lansdown PLC	7,755	94,055
HSBC Holdings PLC	1,106,681	11,306,866
ICAP PLC	15,767	73,636
IMI PLC	10,527	177,766
Imperial Tobacco Group PLC	41,705	1,668,438
Inmarsat PLC	14,032	132,078
InterContinental Hotels Group PLC	79,141	2,114,954
Intertek Group PLC	5,268	260,800
Invensys PLC	25,453	128,660
Investec PLC	16,855	103,075
ITV PLC	329,316	521,810
J Sainsbury PLC	40,247	220,141
Johnson Matthey PLC	19,829	762,139
Kazakhmys PLC#	6,013	68,737
Kingfisher PLC	77,595	345,607
Land Securities Group PLC	49,942	646,518
Lloyds Banking Group PLC†	2,086,202	1,554,054
London Stock Exchange Group PLC	5,319	83,301
Marks & Spencer Group PLC	112,477	703,881
Meggitt PLC	25,654	160,050
Melrose Industries PLC	37,672	128,619
National Grid PLC#	119,122	1,345,502
Next PLC	37,513	2,200,315
Old Mutual PLC	160,065	439,296
Pearson PLC	26,747	504,805
Prudential PLC	79,866	1,158,014
Reckitt Benckiser Group PLC	21,317	1,340,507
Reed Elsevier PLC	39,974	411,485
Rexam PLC	49,550	347,475
Rio Tinto PLC	68,375	3,388,838
Rolls-Royce Holdings PLC	79,503	1,134,281
Royal Bank of Scotland Group PLC†	114,429	541,198
Royal Dutch Shell PLC, Class A	281,643	9,428,546
Royal Dutch Shell PLC, Class B	113,684	3,924,183
RSA Insurance Group PLC	116,800	219,879
SABMiller PLC	31,330	1,419,274
Sage Group PLC	39,724	198,314
Schroders PLC	9,265	236,909
Segro PLC	24,317	92,061
Serco Group PLC	15,089	132,236
Severn Trent PLC	7,810	202,082
Smith & Nephew PLC	29,452	310,252
Smiths Group PLC	24,686	433,080
SSE PLC	30,946	706,517
Standard Chartered PLC	84,745	1,975,516
Standard Life PLC	658,525	3,376,180
Tate & Lyle PLC	15,314	189,658
TESCO PLC	263,347	1,371,667
TUI Travel PLC#	13,028	56,628
Tullow Oil PLC	40,686	897,599
Unilever PLC	61,390	2,363,496
United Utilities Group PLC	22,341	243,934
Vedanta Resources PLC#	3,340	57,311
Vodafone Group PLC	2,502,397	6,460,854
Weir Group PLC#	6,960	210,753
Whitbread PLC	5,849	224,810
WM Morrison Supermarkets PLC	255,390	1,099,858
Xstrata PLC	70,587	1,169,361

		152,258,613

United States — 0.0%
Southern Copper Corp.	7,700	279,510

Total Common Stock
(cost $781,708,912)		807,473,075

Security Description	Shares	Value (Note 2)

EXCHANGE-TRADED FUNDS — 0.2%
United States — 0.2%
iShares MSCI Chile Investable Market Index Fund (cost $1,782,176)	28,315	$1,700,599

PREFERRED STOCK — 2.2%
Brazil — 0.8%
AES Tiete SA	4,900	52,284
Banco Bradesco SA	56,500	938,405
Banco do Estado do Rio Grande do Sul SA, Class B	8,700	61,724
Bradespar SA	8,000	106,702
Braskem SA, Class A	7,500	48,367
Centrais Eletricas Brasileiras SA, Class B	6,500	29,355
Cia Brasileira de Distribuicao Grupo Pao de Acucar	3,300	140,537
Cia de Bebidas das Americas	23,600	977,443
Cia de Transmissao de Energia Eletrica Paulista	2,500	36,562
Cia Energetica de Minas Gerais	14,400	172,991
Cia Energetica de Sao Paulo, Class B	6,700	54,715
Cia Paranaense de Energia, Class B	6,100	81,360
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	7,400	47,064
Gerdau SA	23,400	194,051
Itau Unibanco Holding SA	67,900	1,021,296
Itausa - Investimentos Itau SA	81,700	368,200
Klabin SA	12,400	69,869
Lojas Americanas SA	11,800	103,819
Marcopolo SA	4,900	28,802
Metalurgica Gerdau SA	7,700	80,899
Oi SA	25,800	97,197
Petroleo Brasileiro SA	119,600	1,044,429
Telefonica Brasil SA	10,800	234,519
Usinas Siderurgicas de Minas Gerais SA, Class A	11,900	69,613
Vale SA, Class A	57,100	980,705

		7,040,908

Colombia — 0.0%
Banco Davivienda SA	3,042	38,243
Bancolombia SA	8,777	138,772
Grupo Aval Acciones y Valores Senior Notes	51,194	34,408
Grupo de Inversiones Suramericana SA	5,734	116,879

		328,302

Germany — 1.1%
Bayerische Motoren Werke AG	31,350	1,908,142
Henkel AG & Co. KGaA	39,916	3,335,396
Porsche Automobil Holding SE	5,012	371,547
ProSiebenSat.1 Media AG	6,317	184,892
RWE AG#	39,421	1,489,877
Volkswagen AG	7,345	1,590,021

		8,879,875

Russia — 0.0%
AK Transneft OAO	33	69,977
Sberbank of Russia	37,500	80,810
Surgutneftegas OAO	271,000	173,079

		323,866

South Korea — 0.3%
Hyundai Motor Co.	4,589	305,976
Hyundai Motor Co. (2nd Preferred)	7,571	545,355
Samsung Electronics Co., Ltd.	1,592	1,211,440

		2,062,771

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Class C†	5,835,584	9,350

Total Preferred Stock
(cost $17,309,911)		18,645,072

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 — (continued)

Security Description	Shares/ Principal Amount(6)		Value (Note 2)

RIGHTS† — 0.0%
Switzerland — 0.0%
Swiss Prime Site AG (Expires 12/03/2012)		1,477	$1,594

United Kingdom — 0.0%
Lonmin PLC (Expires 12/10/2012)#		8,167	15,047

Total Rights
(cost $65,117)			16,641

FOREIGN CORPORATE BONDS & NOTES — 0.0%
United Kingdom — 0.0%
National Grid Gas PLC Company Guar. Bonds 4.19% due 12/14/2022	GBP	5,000	16,061
National Grid Gas PLC Company Guar. Bonds 7.00% due 12/16/2024	GBP	5,000	10,862

Total Foreign Corporate Bonds & Notes
(cost $15,565)			26,923

Total Long-Term Investment Securities
(cost $800,881,681)			827,862,310

SHORT-TERM INVESTMENT SECURITIES — 8.0%
Registered Investment Companies — 4.2%
State Street Navigator Securities Lending Prime Portfolio(4)		35,350,859	35,350,859

Time Deposits — 3.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012		$30,554,000	30,554,000

U.S. Government Treasuries — 0.2%
United States Treasury Bills Disc. Notes 0.08% due 12/27/2012@		1,005,000	1,004,946
0.11% due 12/27/2012@		55,000	54,996
0.13% due 12/27/2012@		350,000	349,968
0.14% due 12/27/2012@		10,000	9,999
0.15% due 12/27/2012@		125,000	124,986

			1,544,895

Total Short-Term Investment Securities
(cost $67,449,754)			67,449,754

Security Description	Principal Amount(6)	Value (Note 2)

REPURCHASE AGREEMENT — 0.2%
State Street Bank & Trust Co. bearing interest at 0.01% dated 11/30/2012 to be repurchased 12/03/2012 in the amount of $1,807,002 and collateralized by $1,845,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.07% due 11/07/2022 and having approximate value of $1,847,441 (cost $1,807,000)	$1,807,000	$1,807,000

TOTAL INVESTMENTS —
(cost $870,138,435)(5)	105.9%	897,119,064
Liabilities in excess of other assets	(5.9)	(50,371,518)

NET ASSETS —	100.0%	$846,747,546

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Consists of more than one type of security traded together as a unit.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	At November 30, 2012, the Fund had loaned securities with a total value of $33,724,041. This was secured by collateral of $35,350,859, which was received in cash and subsequently invested in short-term investments currently valued at $35,350,859 as reported in the portfolio of investments. Additional collateral of $215,156 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
United States Treasury Notes/Bonds	0.25% to 6.25%	12/15/2012 to 08/15/2042	$215,156

(5)	See Note 5 for cost of investments on a tax basis.
(6)	Denominated in United States Dollars unless otherwise indicated.

ADR—American Depository Receipt

BR—Bearer Shares

CDI—Chess Depository Interest

CPO—Certification de Participacion Ordinario

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Federal Depository Receipt

GBP—Pound Sterling

GDR—Global Depository Receipt

ISE—Irish Stock Exchange

LSE—London Stock Exchange

MICEX—Moscow Interbank Currency Exchange

RSP—Risparmio Savings Shares

RTS—Russian Trading System

SDR—Swedish Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2012	Appreciation (Depreciation)
12	Long	ASX SPI 200 Index	December 2012	$1,392,767	$1,413,869	$21,102
80	Long	E-Mini MSCI EAFE Index	December 2012	5,960,253	6,237,200	276,947
62	Long	Nikkei 225 Index	December 2012	2,760,161	2,946,550	186,389

						$484,438

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$62,542,671	$—	$0	$62,542,671
Austria	2,310,376	—	0	2,310,376
France	62,926,287	—	—	62,926,287
Germany	63,840,939	—	—	63,840,939
Ireland	1,170,695	—	0	1,170,695
Japan	139,366,975	—	—	139,366,975
Switzerland	57,237,466	—	—	57,237,466
United Kingdom	152,258,613	—	—	152,258,613
Other Countries*	265,819,053	—	—	265,819,053
Exchange-Traded Funds	1,700,599	—	—	1,700,599
Preferred Stock	18,645,072	—	—	18,645,072
Rights	16,641	—	—	16,641
Foreign Corporate Bonds & Notes	—	26,923	—	26,923
Short-Term Investment Securities:
Registered Investment Companies	35,350,859	—	—	35,350,859
Time Deposits	—	30,554,000	—	30,554,000
U.S. Government Treasuries	—	1,544,895	—	1,544,895
Repurchase Agreement	—	1,807,000	—	1,807,000
Other Financial Instruments:†
Open Futures Contracts — Appreciation	484,438	—	—	484,438

Total	$863,670,684	$33,932,818	$0	$897,603,502

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Sovereign	71.2%
United States Treasury Notes	12.6
Banks — Commercial	3.3
Oil Companies — Integrated	1.1
United States Treasury Bonds	1.1
Time Deposits	0.9
Real Estate Operations & Development	0.6
Brewery	0.6
Sovereign Agency	0.6
Oil Companies — Exploration & Production	0.5
Auto-Cars/Light Trucks	0.4
Municipal Bonds	0.4
Banks — Special Purpose	0.4
Steel — Producers	0.4
Telecom Services	0.3
Building & Construction Products — Misc.	0.3
Independent Power Producers	0.3
Oil Refining & Marketing	0.3
Gold Mining	0.3
Warehousing & Harbor Transportation Services	0.3
Industrial Gases	0.2
Electric — Integrated	0.2
Multimedia	0.2
Import/Export	0.2
Electric — Transmission	0.2
Electric — Generation	0.2
Transport-Rail	0.2
Retail — Major Department Stores	0.2
Transport — Services	0.2
Medical — Drugs	0.2
Transport — Marine	0.2
Telephone — Integrated	0.1
Pipelines	0.1
Building Products — Cement	0.1
Banks — Super Regional	0.1
Metal — Iron	0.1
Television	0.1
Diversified Minerals	0.1

98.8%

Country Allocation*

Japan	15.9%
United States	15.4
Italy	6.2
United Kingdom	3.4
Indonesia	3.3
Colombia	2.9
Netherlands	2.7
Mexico	2.6
Poland	2.5
France	2.4
Brazil	2.3
Turkey	2.1
Lebanon	2.0
Austria	1.9
South Africa	1.8
Peru	1.8
Venezuela	1.7
El Salvador	1.7
Sri Lanka	1.6
Australia	1.6
Russia	1.6
Hungary	1.4
Philippines	1.3
Ukraine	1.3
Norway	1.2
Canada	1.1

Romania	1.1
Argentina	1.0
Ireland	1.0
Singapore	0.8
Byelorussian Ssr	0.7
Sweden	0.7
United Arab Emirates	0.7
Denmark	0.6
Luxembourg	0.6
Germany	0.6
Uruguay	0.6
Cayman Islands	0.6
Croatia	0.5
Kazakhstan	0.4
Lithuania	0.4
New Zealand	0.4
Egypt	0.4
Nigeria	0.4
Spain	0.4
Belgium	0.3
Ivory Coast	0.3
British Virgin Islands	0.3
Thailand	0.3
Chile	0.3
Malaysia	0.3
Finland	0.3
Dominican Republic	0.2
Latvia	0.2
Hong Kong	0.2
Switzerland	0.2
Jersey	0.2
Slovenia	0.1

98.8%

Credit Quality Allocation†#

Aaa	26.0%
Aa	20.2
A	5.7
Baa	28.2
Ba	8.8
B	4.7
Not Rated@	6.4

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that have either no rating or the rating is unavailable form the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Principal Amount(3)		Value (Note 2)

CORPORATE BONDS & NOTES — 12.7%
Australia — 0.3%
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.13% due 01/10/2014*		$400,000	$405,116
Westpac Banking Corp. Senior Notes 1.13% due 09/25/2015		270,000	272,264

			677,380

Belgium — 0.3%
Anheuser-Busch InBev NV Company Guar. Notes 2.00% due 12/16/2019	EUR	400,000	524,382

Brazil — 0.7%
Banco Bradesco SA Senior Notes 4.50% due 01/12/2017*		300,000	315,750
Banco do Brasil SA Sub. Notes 5.88% due 01/26/2022*		375,000	406,875
Hypermarcas SA Senior Notes 6.50% due 04/20/2021*		270,000	287,550
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	500,000	246,513

			1,256,688

British Virgin Islands — 0.3%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*		520,000	503,799

Cayman Islands — 0.6%
Agile Property Holdings, Ltd. Senior Sec. Notes 9.88% due 03/20/2017		300,000	337,500
China Overseas Finance Cayman IV, Ltd. Company Guar. Notes 4.88% due 02/15/2017		390,000	421,654
Country Garden Holdings Co., Ltd. Senior Notes 11.13% due 02/23/2018		300,000	345,000

			1,104,154

Colombia — 0.5%
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	277,810
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/2021*		330,000	371,250
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		200,000	221,000

			870,060

Denmark — 0.2%
FIH Erhvervsbank A/S Government Guar. Notes 2.13% due 03/21/2013	EUR	350,000	457,651

Germany — 0.1%
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/2020		200,000	216,000

Security Description	Principal Amount(3)	Value (Note 2)

Hong Kong — 0.2%
LS Finance 2017, Ltd. Company Guar. Notes 5.25% due 01/26/2017	$320,000	$346,020

Indonesia — 0.8%
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*	318,000	346,620
Perusahaan Listrik Negara PT Senior Notes 5.50% due 11/22/2021*	480,000	538,800
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*	600,000	625,009

		1,510,429

Ireland — 0.4%
OJSC Novolipetsk Steel via Steel Funding, Ltd. Notes 4.95% due 09/26/2019*	200,000	199,380
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*	200,000	200,512
SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/2017	280,000	280,143

		680,035

Jersey — 0.2%
Burgan Finance No. 1, Ltd. Bank Guar. Notes 7.88% due 09/29/2020	300,000	342,000

Kazakhstan — 0.2%
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*	200,000	197,480
Development Bank of Kazakhstan JSC Senior Notes 5.50% due 12/20/2015	310,000	338,675

		536,155

Luxembourg — 0.6%
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	202,100
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*	240,000	274,260
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Notes 5.30% due 12/27/2017*	420,000	444,150
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*	320,000	315,200

		1,235,710

Mexico — 0.5%
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/2020*	275,000	288,750
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022	290,000	327,700

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Mexico (continued)
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.75% due 02/03/2022*		$325,000	$293,313

			909,763

Netherlands — 1.8%
BMW Finance NV Company Guar. Notes 2.13% due 01/13/2015	EUR	400,000	535,466
Daimler International Finance BV Company Guar. Notes 3.50% due 06/06/2019	GBP	200,000	336,412
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.38% due 10/06/2020		300,000	357,912
KazMunaiGaz Finance Sub BV Senior Notes 6.38% due 04/09/2021*		250,000	305,425
Linde Finance BV Company Guar. Notes 1.75% due 06/11/2019	EUR	350,000	462,178
Myriad International Holding BV Company Guar. Notes 6.38% due 07/28/2017		150,000	170,250
Petrobras Global Finance BV Company Guar. Notes 3.25% due 04/01/2019	EUR	400,000	537,055
Rabobank Nederland NV Senior Notes 4.20% due 05/13/2014*		700,000	734,090

			3,438,788

New Zealand — 0.4%
Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/2014*		800,000	839,360

Norway — 0.3%
Telenor ASA Senior Notes 1.75% due 01/15/2018	EUR	500,000	665,018

Peru — 0.1%
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		108,000	116,910

South Africa — 0.2%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		320,000	319,200

Sri Lanka — 0.2%
Bank of Ceylon Senior Notes 6.88% due 05/03/2017*		400,000	428,000

Sweden — 0.5%
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		305,000	314,150
Skandinaviska Enskilda Banken AB Senior Notes 3.75% due 05/19/2016	EUR	150,000	212,468
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017		400,000	411,960

			938,578

Security Description	Principal Amount(3)		Value (Note 2)

Thailand — 0.3%
Bangkok Bank PCL Senior Notes 2.75% due 03/27/2018*		$500,000	$503,614

Turkey — 0.3%
Turkiye Garanti Bankasi AS Senior Notes 5.25% due 09/13/2022*		227,000	248,281
Turkiye Vakiflar Bankasi Tao Senior Notes 5.75% due 04/24/2017*		359,000	395,798

			644,079

United Arab Emirates — 0.7%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		200,000	237,200
Abu Dhabi National Energy Co. Senior Notes 6.17% due 10/25/2017		110,000	128,205
DP World, Ltd. Senior Notes 6.85% due 07/02/2037		410,000	457,150
Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/2020		370,000	446,590

			1,269,145

United Kingdom — 0.7%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		750,000	693,781
SABMiller PLC Senior Notes 4.50% due 01/20/2015	EUR	400,000	560,019

			1,253,800

United States — 0.8%
Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022		200,000	212,010
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/2020		290,000	337,850
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/2020		500,000	519,941
Walt Disney Co. Senior Notes 2.75% due 08/16/2021		400,000	415,518

			1,485,319

Venezuela — 0.5%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	204,000
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		830,000	784,350

			988,350

Total Corporate Bonds & Notes
(cost $22,785,261)			24,060,387

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT AGENCIES — 62.6%
Argentina — 1.0%
Republic of Argentina Senior Notes 2.50% due 12/31/2038(1)		$1,052,134	$342,996
Republic of Argentina Senior Notes 7.00% due 04/17/2017		950,000	743,375
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,180,380	743,639

			1,830,010

Australia — 1.3%
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	1,925,000	2,415,597

Austria — 1.9%
Republic of Austria Senior Notes 3.40% due 11/22/2022*	EUR	500,000	748,337
Republic of Austria Senior Notes 3.50% due 09/15/2021*	EUR	1,070,000	1,613,381
Republic of Austria Bonds 4.15% due 03/15/2037*	EUR	740,000	1,223,797

			3,585,515

Brazil — 1.6%
Federal Republic of Brazil Senior Notes 4.88% due 01/22/2021		580,000	702,090
Federal Republic of Brazil Senior Notes 5.63% due 01/07/2041		396,000	522,720
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/2037		300,000	465,000
Federal Republic of Brazil Senior Notes 8.50% due 01/05/2024	BRL	790,000	436,260
Federal Republic of Brazil Senior Notes 8.75% due 02/04/2025		554,000	908,006

			3,034,076

Canada — 1.1%
Government of Canada Bonds 2.00% due 03/01/2014	CAD	185,000	188,410
Government of Canada Bonds 3.75% due 06/01/2019	CAD	1,085,000	1,248,064
Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	619,031

			2,055,505

Chile — 0.3%
Republic of Chile Senior Bonds 3.63% due 10/30/2042		500,000	502,500

Colombia — 2.4%
Republic of Colombia Senior Notes 4.38% due 07/12/2021		710,000	821,470

Security Description	Principal Amount(3)		Value (Note 2)

Colombia (continued)
Republic of Colombia Senior Notes 6.13% due 01/18/2041		$904,000	$1,247,520
Republic of Colombia Senior Notes 7.38% due 03/18/2019		580,000	764,730
Republic of Colombia Senior Notes 7.38% due 09/18/2037		270,000	420,660
Republic of Colombia Senior Notes 8.13% due 05/21/2024		810,000	1,218,240

			4,472,620

Croatia — 0.5%
Republic of Croatia Senior Notes 6.38% due 03/24/2021		420,000	481,320
Republic of Croatia Senior Notes 6.63% due 07/14/2020		360,000	414,947

			896,267

Denmark — 0.4%
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	4,100,000	832,079

Dominican Republic — 0.2%
Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	455,910

Egypt — 0.4%
Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020		400,000	416,000
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		400,000	398,000

			814,000

El Salvador — 1.7%
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		225,000	226,268
Republic of El Salvador Senior Notes 7.38% due 12/01/2019		730,000	830,375
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		1,120,000	1,246,000
Republic of El Salvador Senior Bonds 8.25% due 04/10/2032		710,000	840,995

			3,143,638

Finland — 0.3%
Government of Finland Bonds 2.63% due 07/04/2042	EUR	240,000	325,262
Government of Finland Senior Bonds 3.38% due 04/15/2020	EUR	100,000	150,078

			475,340

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
France — 2.4%
Government of France Bonds 2.50% due 07/25/2016	EUR	1,500,000	$2,097,138
Government of France Bonds 3.00% due 04/25/2022	EUR	200,000	284,019
Government of France Bonds 3.50% due 04/25/2026	EUR	400,000	582,127
Government of France Bonds 4.00% due 04/25/2018	EUR	50,000	75,474
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	534,214
Government of France Bonds 4.50% due 04/25/2041	EUR	600,000	988,039
Government of France Bonds 5.50% due 04/25/2029	EUR	347	620

			4,561,631

Germany — 0.5%
Federal Republic of Germany Bonds 2.00% due 01/04/2022	EUR	300,000	415,210
Federal Republic of Germany Bonds 2.25% due 09/04/2020	EUR	350,000	497,025

			912,235

Hungary — 1.4%
Republic of Hungary Senior Notes 4.75% due 02/03/2015		430,000	440,247
Republic of Hungary Senior Notes 6.25% due 01/29/2020		370,000	406,626
Republic of Hungary Senior Notes 6.38% due 03/29/2021		670,000	739,512
Republic of Hungary Bonds 7.50% due 10/24/2013	HUF	160,000,000	750,201
Republic of Hungary Senior Notes 7.63% due 03/29/2041		300,000	343,500

			2,680,086

Indonesia — 2.5%
Republic of Indonesia Notes 3.75% due 04/25/2022*		1,270,000	1,365,250
Republic of Indonesia Bonds 5.25% due 01/17/2042		753,000	883,209
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		830,000	1,338,375
Republic of Indonesia Senior Notes 11.63% due 03/04/2019		790,000	1,200,800

			4,787,634

Security Description	Principal Amount(3)		Value (Note 2)

Ireland — 0.6%
Republic of Ireland Bonds 4.50% due 02/18/2015	EUR	620,000	$857,126
Vnesheconombank Via VEB Finance PLC Senior Notes 6.03% due 07/05/2022*		260,000	290,987

			1,148,113

Ivory Coast — 0.3%
Republic of Ivory Coast Senior Notes 3.75% due 12/31/2032†		560,000	509,600

Japan — 15.9%
Government of Japan Senior Bonds 0.40% due 06/20/2015	JPY	232,400,000	2,841,124
Government of Japan Senior Bonds 0.40% due 09/20/2015	JPY	80,000,000	978,627
Government of Japan Senior Bonds 0.50% due 12/20/2014	JPY	110,000,000	1,345,678
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	2,341,476
Government of Japan Senior Notes 1.10% due 06/20/2020	JPY	83,000,000	1,058,092
Government of Japan Senior Bonds 1.30% due 12/20/2019	JPY	254,000,000	3,285,657
Government of Japan Senior Bonds 1.40% due 12/20/2014	JPY	34,000,000	423,505
Government of Japan Senior Bonds 1.40% due 12/20/2015	JPY	58,300,000	735,065
Government of Japan Senior Notes 1.50% due 09/20/2014	JPY	50,000,000	621,743
Government of Japan Senior Bonds 1.50% due 09/20/2018	JPY	190,000,000	2,473,679
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	240,000,000	3,095,393
Government of Japan Senior Bonds 1.70% due 03/20/2018	JPY	110,000,000	1,440,750
Government of Japan Senior Notes 1.80% due 12/20/2031	JPY	53,000,000	660,833
Government of Japan Senior Notes 1.90% due 09/20/2023	JPY	46,000,000	621,421
Government of Japan Senior Bonds 2.00% due 03/20/2025	JPY	134,700,000	1,829,333
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	170,000,000	2,110,442
Government of Japan Senior Notes 2.10% due 03/20/2027	JPY	160,000,000	2,171,495
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	127,000,000	1,686,671

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Japan (continued)
Government of Japan Senior Notes 2.20% due 03/20/2051	JPY	33,000,000	$411,973

			30,132,957

Latvia — 0.2%
Republic of Latvia Senior Notes 5.25% due 06/16/2021		350,000	405,562

Lebanon — 2.0%
Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,330,000	1,330,000
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,572,000	1,583,790
Lebanese Republic Senior Notes 8.25% due 04/12/2021		680,000	782,000

			3,695,790

Lithuania — 0.4%
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		650,000	840,125

Malaysia — 0.3%
Government of Malaysia Bonds 4.16% due 07/15/2021	MYR	1,440,000	494,723

Mexico — 2.1%
United Mexican States Senior Notes 3.63% due 03/15/2022		1,480,000	1,629,850
United Mexican States Senior Notes 6.05% due 01/11/2040		610,000	824,110
United Mexican States Series A Senior Notes 6.75% due 09/27/2034		600,000	864,900
United Mexican States Bonds 7.25% due 12/15/2016	MXN	70,000	584,308

			3,903,168

Netherlands — 1.1%
Government of Netherlands Bonds 2.25% due 07/15/2022*	EUR	885,000	1,217,422
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	560,000	865,033

			2,082,455

Nigeria — 0.4%
Federal Republic of Nigeria Senior Notes 6.75% due 01/28/2021		670,000	782,225

Norway — 0.9%
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	1,300,000	262,183
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	3,300,000	650,144

Security Description	Principal Amount(3)		Value (Note 2)

Norway (continued)
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	4,600,000	$879,566

			1,791,893

Peru — 1.7%
Republic of Peru Senior Notes 5.63% due 11/18/2050		300,000	392,850
Republic of Peru Senior Notes 6.55% due 03/14/2037		426,000	623,025
Republic of Peru Senior Notes 7.13% due 03/30/2019		600,000	787,500
Republic of Peru Senior Notes 7.35% due 07/21/2025		331,000	483,260
Republic of Peru Senior Notes 8.75% due 11/21/2033		490,000	859,705

			3,146,340

Philippines — 1.3%
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		540,000	835,650
Republic of the Philippines Senior Notes 9.88% due 01/15/2019		270,000	392,850
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		710,000	1,251,375

			2,479,875

Poland — 2.5%
Republic of Poland Senior Notes 3.00% due 03/17/2023		1,650,000	1,648,070
Republic of Poland Bonds 4.75% due 04/25/2017	PLN	1,200,000	399,892
Republic of Poland Senior Notes 5.00% due 03/23/2022		795,000	939,372
Republic of Poland Senior Notes 5.13% due 04/21/2021		510,000	604,840
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	2,190,000	762,881
Republic of Poland Bonds 6.25% due 10/24/2015	PLN	1,150,000	392,535

			4,747,590

Republic of Belarus — 0.7%
Republic of Belarus Bonds 8.75% due 08/03/2015		900,000	904,500
Republic of Belarus Senior Notes 8.95% due 01/26/2018		500,000	495,750

			1,400,250

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Romania — 1.1%
Government of Romania Senior Notes 6.75% due 02/07/2022*		$1,410,000	$1,665,421
Government of Romania Senior Bonds 6.75% due 02/07/2022		300,000	354,345

			2,019,766

Russia — 1.6%
Russian Federation Senior Bonds 4.50% due 04/04/2022*		800,000	905,200
Russian Federation Senior Notes 5.63% due 04/04/2042*		800,000	994,000
Russian Federation Senior Notes 7.50% due 03/31/2030(1)		631,625	802,858
Russian Federation Senior Bonds 7.85% due 03/10/2018	RUB	10,000,000	351,186

			3,053,244

Singapore — 0.8%
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	370,000	328,652
Republic of Singapore Senior Notes 2.50% due 06/01/2019	SGD	1,400,000	1,267,820

			1,596,472

Slovenia — 0.1%
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		260,000	259,454

South Africa — 1.6%
Republic of South Africa Senior Notes 4.67% due 01/17/2024		960,000	1,090,080
Republic of South Africa Senior Bonds 5.88% due 05/30/2022		671,000	833,852
Republic of South Africa Bonds 6.75% due 03/31/2021	ZAR	5,300,000	599,874
Republic of South Africa Senior Bonds 7.25% due 01/15/2020	ZAR	1,900,000	222,724
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	2,600,000	365,962

			3,112,492

Spain — 0.4%
Kingdom of Spain Senior Bonds 3.63% due 06/17/2013		250,000	249,975
Kingdom of Spain Senior Bonds 4.60% due 07/30/2019	EUR	350,000	451,961

			701,936

Sri Lanka — 1.4%
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		320,000	343,200

Security Description	Principal Amount(3)		Value (Note 2)

Sri Lanka (continued)
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		$700,000	$766,500
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		670,000	733,182
Republic of Sri Lanka Notes 7.40% due 01/22/2015		788,000	852,025

			2,694,907

Sweden — 0.2%
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	2,470,000	437,193

Switzerland — 0.2%
Swiss Confederation Bonds 2.00% due 04/28/2021	CHF	280,000	344,442

Turkey — 1.8%
Republic of Turkey Senior Notes 6.75% due 04/03/2018		480,000	581,400
Republic of Turkey Senior Notes 6.88% due 03/17/2036		355,000	488,870
Republic of Turkey Senior Notes 7.00% due 09/26/2016		530,000	622,750
Republic of Turkey Senior Notes 7.50% due 07/14/2017		710,000	867,620
Republic of Turkey Senior Notes 7.50% due 11/07/2019		310,000	403,388
Republic of Turkey Bonds 9.50% due 01/12/2022	TRY	700,000	459,132

			3,423,160

Ukraine — 1.3%
Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018		810,000	729,010
Republic of Ukraine Senior Bonds 6.75% due 11/14/2017		850,000	848,858
Republic of Ukraine Senior Notes 7.80% due 11/28/2022*		830,000	848,675

			2,426,543

Uruguay — 0.6%
Republic of Uruguay Bonds 8.00% due 11/18/2022		771,809	1,124,912

Venezuela — 1.2%
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		470,000	431,225
Republic of Venezuela Senior Notes 11.75% due 10/21/2026		830,000	869,840

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Venezuela (continued)
Republic of Venezuela Senior Notes 11.95% due 08/05/2031		$400,000	$423,000
Republic of Venezuela Senior Notes 12.75% due 08/23/2022		410,000	458,585

			2,182,650

Total Government Agencies
(cost $111,214,346)			118,392,480

GOVERNMENT TREASURIES — 22.6%
Italy — 6.2%
Republic of Italy Bonds 3.00% due 04/01/2014	EUR	300,000	396,773
Republic of Italy Bonds 3.00% due 06/15/2015	EUR	1,160,000	1,534,563
Republic of Italy Notes 3.50% due 11/01/2017	EUR	670,000	876,249
Republic of Italy Bonds 3.75% due 08/01/2016	EUR	1,730,000	2,323,526
Republic of Italy Bonds 4.25% due 02/01/2015	EUR	400,000	544,090
Republic of Italy Senior Notes 4.50% due 06/08/2015	JPY	110,000,000	1,364,763
Republic of Italy Bonds 4.50% due 02/01/2018	EUR	580,000	792,793
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	100,000	135,544
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	650,000	890,289
Republic of Italy Senior Bonds 5.00% due 03/01/2025*	EUR	275,000	368,838
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	1,210,000	1,540,544
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	944,603

			11,712,575

United Kingdom — 2.7%
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2020	GBP	205,000	386,547
United Kingdom Gilt Treasury Bonds 4.00% due 09/07/2016	GBP	1,365,000	2,469,663
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	410,000	813,220
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	892,486
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	290,000	595,332

			5,157,248

Security Description	Principal Amount(3)	Value (Note 2)

United States — 13.7%
United States Treasury Bonds
3.00% due 05/15/2042	$250,000	$261,484
4.38% due 02/15/2038	110,000	145,905
5.38% due 02/15/2031	700,000	1,020,907
5.50% due 08/15/2028	380,000	547,793
United States Treasury Notes
0.25% due 12/15/2014	2,250,000	2,249,298
1.25% due 09/30/2015	3,300,000	3,386,368
1.75% due 05/15/2022	2,800,000	2,856,874
1.88% due 08/31/2017	2,280,000	2,418,225
2.00% due 02/15/2022	400,000	418,281
2.13% due 12/31/2015	2,500,000	2,635,352
2.38% due 09/30/2014	200,000	207,727
2.38% due 03/31/2016	1,388,000	1,479,522
2.75% due 11/30/2016	1,800,000	1,962,562
2.75% due 12/31/2017	800,000	884,750
2.75% due 02/28/2018	2,720,000	3,011,976
3.13% due 05/15/2021	1,300,000	1,489,515
4.50% due 11/15/2015	700,000	785,312

		25,761,851

Total Government Treasuries
(cost $41,198,699)		42,631,674

Total Long-Term Investment Securities
(cost $175,198,306)		185,084,541

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Time Deposits — 0.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012 (cost $1,620,000)	1,620,000	1,620,000

TOTAL INVESTMENTS —
(cost $176,818,306)(2)	98.8%	186,704,541
Other assets less liabilities	1.2	2,302,871

NET ASSETS —	100.0%	$189,007,412

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2012, the aggregate value of these securities was $25,032,309 representing 13.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2012.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Denominated in United States Dollars unless otherwise indicated.

AUD—Australian Dollar

BRL—Brazillian Real

CAD—Canadian Dollar

CHF—Switzerland Franc

DKK—Danish Krone

EUR—Euro Dollar

GBP—British Pound

HUF—Hungarian Forint

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

ZAR—South African Rand

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$24,060,387	$—	$24,060,387
Government Agencies:
Japan	—	30,132,957	—	30,132,957
Other Countries*	—	88,259,523	—	88,259,523
Government Treasuries:
Italy	—	11,712,575	—	11,712,575
United Kingdom	—	5,157,248	—	5,157,248
United States	—	25,761,851	—	25,761,851
Short-Term Investment Securities:
Time Deposits	—	1,620,000	—	1,620,000

Total Assets	$—	$186,704,541	$—	$186,704,541

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Banks — Commercial	7.6%
Registered Investment Companies	6.5
Medical — Drugs	6.4
Food — Misc./Diversified	4.3
Oil Companies — Integrated	3.8
Diversified Banking Institutions	3.3
Auto — Cars/Light Trucks	2.9
Time Deposits	2.8
Beverages — Wine/Spirits	2.0
Brewery	2.0
Agricultural Chemicals	1.9
Tobacco	1.7
Electronic Components — Semiconductors	1.6
Enterprise Software/Service	1.6
Oil — Field Services	1.6
Chemicals — Diversified	1.5
Industrial Gases	1.4
Food — Catering	1.4
Cellular Telecom	1.4
Cosmetics & Toiletries	1.3
Retail — Apparel/Shoe	1.3
Transport — Rail	1.2
Auto/Truck Parts & Equipment — Original	1.2
Power Converter/Supply Equipment	1.2
Metal — Diversified	1.2
Semiconductor Components — Integrated Circuits	1.2
Human Resources	1.1
Diversified Minerals	1.1
Oil Companies — Exploration & Production	1.1
Insurance — Reinsurance	1.0
Electronic Components — Misc.	1.0
Industrial Automated/Robotic	0.9
Textile — Apparel	0.9
Distribution/Wholesale	0.9
Retail — Convenience Store	0.8
Web Portals/ISP	0.8
Cable/Satellite TV	0.8
Advertising Agencies	0.8
Electric Products — Misc.	0.8
Telecom Services	0.7
Apparel Manufacturers	0.7
Athletic Footwear	0.7
Satellite Telecom	0.7
Medical Products	0.7
Soap & Cleaning Preparation	0.7
Diversified Financial Services	0.7
Diversified Operations	0.7
Building Products — Cement	0.7
Real Estate Management/Services	0.6
Transactional Software	0.6
Food — Retail	0.6
Publishing — Periodicals	0.6
Transport — Services	0.6
Engineering/R&D Services	0.6
Commercial Services	0.6
Insurance — Property/Casualty	0.6
Medical — Biomedical/Gene	0.6
Finance — Leasing Companies	0.6
Optical Supplies	0.5
Auto — Heavy Duty Trucks	0.5
Machinery — General Industrial	0.5
Advertising Services	0.5
Beverages — Non-alcoholic	0.5
Office Automation & Equipment	0.5
Hotels/Motels	0.5
Medical — Generic Drugs	0.5
Semiconductor Equipment	0.5
Casino Hotels	0.5
Diversified Operations/Commercial Services	0.5

Machinery — Farming	0.5
Casino Hotels	0.5
Insurance — Life/Health	0.5
Investment Companies	0.5
Computer Aided Design	0.4
Finance — Other Services	0.4
Multimedia	0.4
Broadcast Services/Program	0.4
Metal — Copper	0.4
Precious Metals	0.4
Electronic Measurement Instruments	0.4
Real Estate Operations & Development	0.4
Import/Export	0.4
Aerospace/Defense — Equipment	0.4
Telephone — Integrated	0.3
Real Estate Investment Trusts	0.3
Computer Data Security	0.3
Machinery — Construction & Mining	0.3
Airlines	0.3
Retail — Building Products	0.3
Commercial Services — Finance	0.3
Diversified Manufacturing Operations	0.3
Dialysis Centers	0.3
Aerospace/Defense	0.3
E-Commerce/Services	0.3
Retail — Jewelry	0.3
Appliances	0.3
Rubber — Tires	0.3
Insurance — Multi-line	0.2
Gas — Distribution	0.2
Cruise Lines	0.2
Computers — Integrated Systems	0.2
Commercial Paper	0.2
Computer Services	0.2
Applications Software	0.2
Metal Processors & Fabrication	0.2
Medical Instruments	0.2
Wireless Equipment	0.2
Internet Application Software	0.2
Paper & Related Products	0.1
Building Products — Air & Heating	0.1
Electric — Transmission	0.1
Chemicals — Specialty	0.1

106.4%

*	Calculated as a percentage of net assets.

Country Allocation*

United Kingdom	16.2%
Japan	11.5
United States	9.5
France	9.3
Switzerland	9.2
Germany	8.9
Australia	4.0
Netherlands	3.6
Canada	3.5
Sweden	2.8
Spain	2.3
Jersey	2.2
Italy	1.9
Hong Kong	1.9
Taiwan	1.7
South Korea	1.7
Belgium	1.7
Singapore	1.6
Denmark	1.6

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited) — (continued)

Country Allocation* (continued)

Norway	1.3%
Brazil	1.1
Mexico	1.0
Bermuda	0.9
Cayman Islands	0.9
Russia	0.9
Ireland	0.8
Israel	0.7
Turkey	0.6
India	0.6
Thailand	0.6
Luxembourg	0.5
Indonesia	0.4
China	0.3
Finland	0.3
Czech Republic	0.2
Portugal	0.1
South Africa	0.1

106.4%

*	Calculated as a percentage of net assets

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.0%
Australia — 4.0%
BHP Billiton, Ltd.#	172,813	$6,202,153
Brambles, Ltd.#	355,671	2,687,329
Coca-Cola Amatil, Ltd.	116,145	1,665,410
Commonwealth Bank of Australia#	48,313	3,009,535
CSL, Ltd.	61,008	3,291,631
QBE Insurance Group, Ltd.	159,485	1,820,837
Treasury Wine Estates, Ltd.#	316,428	1,661,027
Westpac Banking Corp.	26,050	693,237
WorleyParsons, Ltd.	71,835	1,841,189

		22,872,348

Austria — 0.0%
Erste Group Bank AG†	6,581	193,560

Belgium — 1.7%
Anheuser-Busch InBev NV	83,065	7,280,159
Umicore SA	43,554	2,262,652

		9,542,811

Bermuda — 0.9%
Brilliance China Automotive Holdings, Ltd.†#	1,038,000	1,258,961
Credicorp, Ltd.	10,728	1,500,847
Li & Fung, Ltd.#	1,384,800	2,279,948

		5,039,756

Brazil — 0.4%
BM&FBovespa SA	140,100	841,859
BR Malls Participacoes SA	103,800	1,333,447
Tim Participacoes SA ADR	18,370	325,700

		2,501,006

Canada — 3.5%
Agrium, Inc.	14,855	1,516,979
Bank of Nova Scotia	24,270	1,368,219
Canadian National Railway Co.(TSX)#	14,546	1,308,240
Canadian National Railway Co.(NYSE)	40,890	3,673,149
Canadian Natural Resources, Ltd.	37,017	1,065,401
Canadian Pacific Railway, Ltd.	25,495	2,379,208
Cenovus Energy, Inc.	43,153	1,449,221
CGI Group, Inc. Class A†#	55,994	1,285,210
Fairfax Financial Holdings, Ltd.#	4,304	1,478,269
Potash Corp. of Saskatchewan, Inc.#	43,558	1,685,140
Suncor Energy, Inc.#	93,373	3,051,178

		20,260,214

Cayman Islands — 0.9%
Baidu, Inc. ADR†	31,246	3,009,302
Sands China, Ltd.#	244,000	1,040,515
Tencent Holdings, Ltd.	30,200	983,521

		5,033,338

China — 0.3%
Industrial & Commercial Bank of China, Ltd.#	2,606,000	1,758,584

Czech Republic — 0.2%
Komercni Banka AS	5,547	1,106,219

Denmark — 1.6%
Christian Hansen Holding A/S#	69,248	2,241,751
Coloplast A/S, Class B#	4,716	1,100,836
Novo Nordisk A/S, Class B	36,492	5,795,410

		9,137,997

Finland — 0.3%
Kone Oyj, Class B	22,923	1,717,201

France — 9.3%
Air Liquide SA	34,231	4,180,794
BNP Paribas SA	60,683	3,389,276

Security Description	Shares	Value (Note 2)

France (continued)
Cap Gemini SA	29,156	$1,234,259
Cie Generale d’Optique Essilor International SA	19,582	1,890,953
Danone SA	48,165	3,055,316
Dassault Systemes SA	21,759	2,461,986
Eutelsat Communications SA	30,765	951,672
L’Oreal SA	15,847	2,150,636
Legrand SA	44,253	1,792,209
LVMH Moet Hennessy Louis Vuitton SA#	29,687	5,208,415
Pernod-Ricard SA	59,392	6,724,716
Publicis Groupe SA#	52,486	2,968,999
Sanofi	65,241	5,825,748
Schneider Electric SA	99,909	7,021,781
Technip SA	26,499	3,078,261
Zodiac Aerospace	18,583	2,076,043

		54,011,064

Germany — 7.7%
Adidas AG	46,568	4,095,341
BASF SE#	34,759	3,114,683
Bayer AG	54,788	4,955,756
Beiersdorf AG	39,678	3,111,676
Continental AG	13,016	1,440,570
Deutsche Boerse AG	27,701	1,560,310
Fresenius Medical Care AG & Co. KGaA	22,585	1,550,891
HeidelbergCement AG	15,254	828,956
Kabel Deutschland Holding AG	42,035	3,039,577
Linde AG	24,350	4,210,315
Merck KGaA	16,913	2,262,311
Muenchener Rueckversicherungs AG	26,938	4,598,244
SAP AG	121,510	9,488,117

		44,256,747

Hong Kong — 1.9%
China Mobile, Ltd.	163,000	1,859,204
China Unicom Hong Kong, Ltd.#	854,000	1,333,307
China Unicom Hong Kong, Ltd. ADR#	49,289	765,458
CNOOC, Ltd.	848,000	1,805,373
Galaxy Entertainment Group, Ltd.†#	442,000	1,682,408
Hutchison Whampoa, Ltd.	166,000	1,704,937
Link REIT	349,505	1,909,826

		11,060,513

India — 0.6%
HDFC Bank, Ltd. ADR	33,703	1,419,571
ICICI Bank, Ltd. ADR	52,070	2,134,349

		3,553,920

Indonesia — 0.4%
Bank Mandiri Persero Tbk PT	2,661,995	2,289,202

Ireland — 0.8%
Irish Bank Resolution Corp., Ltd.†(1)(2)	58,907	0
James Hardie Industries SE ADR†#	289,568	2,746,935
Ryanair Holdings PLC ADR†	51,833	1,784,610

		4,531,545

Israel — 0.7%
Check Point Software Technologies, Ltd.†#	25,610	1,182,414
Teva Pharmaceutical Industries, Ltd. ADR	71,900	2,901,165

		4,083,579

Italy — 1.9%
Eni SpA	147,667	3,491,440
Luxottica Group SpA	34,375	1,410,488
Prada SpA	350,400	2,893,551
Saipem SpA	73,804	3,285,596

		11,081,075

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan — 11.5%
Canon, Inc.#	84,100	$2,941,230
Daikin Industries, Ltd.	25,900	814,373
Daito Trust Construction Co., Ltd.	22,700	2,200,194
Denso Corp.	133,400	4,383,825
FANUC Corp.	32,000	5,395,766
Fast Retailing Co., Ltd.#	6,600	1,498,781
Hitachi, Ltd.	275,000	1,587,918
Honda Motor Co., Ltd.	93,900	3,111,965
Hoya Corp.	78,500	1,507,436
Inpex Corp.	436	2,337,745
Japan Tobacco, Inc.	68,700	2,058,458
KDDI Corp.	25,890	1,915,800
Keyence Corp.	8,000	2,234,003
Komatsu, Ltd.	32,800	734,901
Kubota Corp.	253,000	2,685,449
Lawson, Inc.#	63,800	4,318,602
Mitsubishi Corp.	112,900	2,137,889
Mitsubishi Estate Co., Ltd.	136,000	2,621,508
Mitsubishi Heavy Industries, Ltd.	275,000	1,277,673
Murata Manufacturing Co., Ltd.	18,700	1,059,368
Nidec Corp.#	15,500	940,135
NTT DOCOMO, Inc.	638	920,218
ORIX Corp.#	32,180	3,228,345
Rakuten, Inc.#	181,543	1,530,568
Shin-Etsu Chemical Co., Ltd.	61,200	3,600,655
Sysmex Corp.	24,000	1,084,491
Toyota Motor Corp.	143,975	6,173,975
Unicharm Corp.	44,500	2,272,639

		66,573,910

Jersey — 2.2%
Delphi Automotive PLC†	17,710	601,963
Experian PLC	101,126	1,680,138
Informa PLC	185,993	1,252,745
Petrofac, Ltd.	42,704	1,113,849
Shire PLC	28,750	831,877
Wolseley PLC†	56,186	2,607,834
WPP PLC	324,335	4,448,063

		12,536,469

Luxembourg — 0.5%
SES SA FDR	108,143	3,059,039

Mexico — 1.0%
America Movil SAB de CV, Series L ADR	76,545	1,805,697
Fomento Economico Mexicano SAB de CV ADR	13,144	1,289,163
Grupo Financiero Santander Mexico SAB de CV ADR†	32,660	477,163
Grupo Televisa SAB ADR	97,426	2,306,073

		5,878,096

Netherlands — 3.6%
Akzo Nobel NV	42,586	2,433,628
ASML Holding NV	43,682	2,729,184
Gemalto NV#	20,341	1,870,333
Heineken NV	62,001	4,089,024
ING Groep NV CVA†	296,370	2,663,420
Koninklijke Vopak NV	37,626	2,779,970
Randstad Holding NV	75,485	2,454,793
Unilever NV CVA	51,021	1,935,919

		20,956,271

Norway — 1.3%
Petroleum Geo-Services ASA†	96,734	1,621,498
Statoil ASA	127,783	3,124,389
Telenor ASA	125,000	2,537,757

		7,283,644

Security Description	Shares	Value (Note 2)

Portugal — 0.1%
Jeronimo Martins SGPS SA	44,025	$821,348

Russia — 0.9%
Gazprom OAO ADR	83,788	744,876
Magnit OJSC GDR	82,733	2,918,820
Sberbank of Russia†	442,262	1,300,250

		4,963,946

Singapore — 1.6%
Avago Technologies, Ltd.	32,685	1,147,244
DBS Group Holdings, Ltd.	335,000	3,965,877
Keppel Corp., Ltd.	233,757	2,051,071
Singapore Telecommunications, Ltd.	243,950	661,539
United Overseas Bank, Ltd.	91,077	1,396,822

		9,222,553

South Africa — 0.1%
MTN Group, Ltd.	24,769	455,880

South Korea — 1.7%
Hyundai Mobis	8,046	2,121,377
Hyundai Motor Co.	1,355	282,174
NHN Corp.	8,045	1,872,226
Samsung Electronics Co., Ltd.	3,133	4,067,967
Samsung Electronics Co., Ltd. GDR (LSE)	2,118	1,387,290
Samsung Electronics Co., Ltd. GDR (OTC)*†	34	22,270

		9,753,304

Spain — 2.3%
Amadeus IT Holding SA	160,374	3,743,913
Banco Bilbao Vizcaya Argentaria SA	138,170	1,172,344
Banco Santander SA	187,859	1,444,910
Grifols SA†	117,477	3,757,742
Inditex SA	19,498	2,672,748
Red Electrica Corp. SA	13,780	638,546

		13,430,203

Sweden — 2.8%
Atlas Copco AB, Class A	40,793	1,050,887
Electrolux AB, Series B	57,380	1,501,478
Hennes & Mauritz AB, Class B	44,130	1,432,010
Investment AB Kinnevik, Class B	47,499	925,229
Investor AB, Class B	69,256	1,604,057
SKF AB, Class B	46,072	1,107,941
Svenska Cellulosa AB, Class B	40,988	829,820
Swedbank AB, Class A	197,206	3,642,769
Telefonaktiebolaget LM Ericsson, Class B	114,161	1,063,822
Volvo AB, Class B	220,316	3,120,952

		16,278,965

Switzerland — 9.2%
ABB, Ltd.	82,596	1,609,673
Adecco SA	38,089	1,882,050
Cie Financiere Richemont SA, Class A	19,572	1,509,031
Givaudan SA	318	319,304
Julius Baer Group, Ltd.	110,862	3,797,086
Kuehne & Nagel International AG	6,400	770,735
Nestle SA	206,608	13,521,933
Novartis AG	26,334	1,629,713
Roche Holding AG	57,589	11,335,096
SGS SA	771	1,729,696
Sonova Holding AG	10,632	1,161,064
Swiss Re AG	18,818	1,355,456
Syngenta AG	18,595	7,454,454
UBS AG	241,489	3,778,559
Zurich Insurance Group AG	5,562	1,419,459

		53,273,309

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Taiwan — 1.7%
Hon Hai Precision Industry Co., Ltd.	932,110	$2,990,041
Taiwan Semiconductor Manufacturing Co., Ltd.	510,269	1,733,446
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	291,621	5,036,295

		9,759,782

Thailand — 0.6%
CP ALL PCL	626,500	806,346
Kasikornbank PCL NVDR	425,300	2,591,433

		3,397,779

Turkey — 0.6%
Akbank TAS	336,468	1,577,974
Turkiye Garanti Bankasi AS	440,133	2,088,775

		3,666,749

United Kingdom — 16.2%
Aggreko PLC	45,817	1,638,416
Antofagasta PLC	110,351	2,277,170
ARM Holdings PLC	241,394	2,993,442
Barclays PLC	284,519	1,121,372
BG Group PLC	321,094	5,504,518
British American Tobacco PLC	96,974	5,086,714
British Sky Broadcasting Group PLC	130,628	1,588,479
Burberry Group PLC	58,571	1,207,715
Capita PLC	150,758	1,841,720
Carnival PLC	32,425	1,311,731
Centrica PLC	258,649	1,350,512
Compass Group PLC	679,201	7,845,795
Diageo PLC	102,176	3,039,934
Hays PLC	480,575	599,024
HSBC Holdings PLC(LSE)#	290,603	2,954,700
HSBC Holdings PLC(SEHK)	520,834	5,321,317
Imperial Tobacco Group PLC	78,949	3,158,410
Kingfisher PLC	379,565	1,690,575
Lloyds Banking Group PLC†	4,241,895	3,159,872
Next PLC	25,669	1,505,608
Pearson PLC	58,678	1,107,450
Reckitt Benckiser Group PLC	43,595	2,741,446
Reed Elsevier PLC	361,654	3,722,801
Rio Tinto PLC	140,448	6,960,959
Rolls-Royce Holdings PLC	106,470	1,519,024
Royal Dutch Shell PLC, Class A	79,234	2,652,512
Royal Dutch Shell PLC, Class B	51,923	1,792,296
Smith & Nephew PLC	149,377	1,573,558
Smiths Group PLC	91,039	1,597,147
Standard Chartered PLC	260,185	6,065,249
Telecity Group PLC	80,738	1,108,568
Unilever PLC	125,118	4,817,003
Whitbread PLC	75,797	2,913,303

		93,768,340

Total Common Stock
(cost $481,056,523)		549,110,266

PREFERRED STOCK — 1.9%
Brazil — 0.7%
Banco Bradesco SA ADR	156,068	2,628,185
Itau Unibanco Holding SA ADR	75,200	1,139,280

		3,767,465

Germany — 1.2%
Henkel AG & Co. KGaA	13,072	1,092,302
Volkswagen AG	28,197	6,103,993

		7,196,295

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom — 0.0%
Rolls-Royce Holdings PLC†	8,091,720	$12,964

Total Preferred Stock
(cost $9,778,925)		10,976,724

Total Long-Term Investment Securities
(cost $490,835,448)		560,086,990

SHORT-TERM INVESTMENT SECURITIES — 9.5%
Commercial Paper — 0.2%
Barclays U.S. Funding LLC 0.01% due 12/03/2012	$1,279,000	1,278,987
Registered Investment Companies — 6.5%
State Street Navigator Securities Lending Prime Portfolio(3)	37,835,715	37,385,715
Time Deposits — 2.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012	15,982,000	15,982,000
Total Short-Term Investment Securities
(cost $54,646,702)		54,646,702

TOTAL INVESTMENTS—
(cost $545,482,150)(4)	106.4%	614,733,692
Liabilities in excess of other assets	(6.4)	(37,087,583)

NET ASSETS —	100.0%	$577,646,109

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2012, the aggregate value of these securities was $22,270 representing 0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	At November 30, 2012, the Fund had loaned securities with a total value of $38,655,710. This was secured by collateral of $37,385,715, which was received in cash and subsequently invested in short-term investments currently value at $37,385,715 as reported in the portfolio of investments. The remaining collateral of $3,270,743 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
Federal Home Loan Mtg. Corp.	0.35%	1/10/2013	$1,104,236
United States Treasury Notes/Bonds	0.13% to 6.25%	12/31/2013 to 05/15/2030	2,166,507

(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Federal Depository Receipt

GDR—Global Depository Receipt

LSE—London Stock Exchange

NVDR—Non-Voting Depository Receipt

NYSE—New York Stock Exchange

OTC—Over The Counter US

SEHK—Hong Kong Stock Exchange

TSX—Toronto Stock Exchange

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
France	$54,011,064	$—	$—	$54,011,064
Germany	44,256,747	—	—	44,256,747
Ireland	4,531,545	—	0	4,531,545
Japan	66,573,910	—	—	66,573,910
Switzerland	53,273,309	—	—	53,273,309
United Kingdom	93,768,340	—	—	93,768,340
Other Countries*	232,695,351	—	—	232,695,351
Preferred Stock	10,976,724	—	—	10,976,724
Short-Term Investment Securities:
Commercial Paper	—	1,278,987	—	1,278,987
Registered Investment Companies	37,385,715	—	—	37,385,715
Time Deposits	—	15,982,000	—	15,982,000

Total	$597,472,705	$17,260,987	$0	$614,733,692

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Medical — Drugs	8.6%
Oil Companies — Integrated	6.1
Diversified Banking Institutions	5.8
Computers	5.6
Insurance — Reinsurance	3.1
Investment Management/Advisor Services	3.0
Registered Investment Companies	2.7
Web Portals/ISP	2.7
Cable/Satellite TV	2.5
Medical Products	2.5
Diversified Manufacturing Operations	2.4
Cosmetics & Toiletries	2.4
Tobacco	2.3
Banks — Super Regional	2.2
Retail — Building Products	2.2
Applications Software	2.1
Insurance Brokers	2.0
Beverages — Non-alcoholic	1.9
Commercial Services — Finance	1.9
E-Commerce/Products	1.9
Oil — Field Services	1.8
Oil Companies — Exploration & Production	1.7
Semiconductor Components — Integrated Circuits	1.7
Computer Services	1.7
Retail — Drug Store	1.4
Cellular Telecom	1.4
Pharmacy Services	1.3
Casino Hotels	1.3
Retail — Discount	1.3
Computers — Memory Devices	1.2
Medical — HMO	1.2
Electronic Components — Semiconductors	1.2
Repurchase Agreements	1.2
Instruments — Controls	1.1
Food — Misc./Diversified	1.1
Multimedia	1.1
Publishing — Periodicals	1.1
Banks — Fiduciary	1.1
Medical — Biomedical/Gene	1.1
Aerospace/Defense — Equipment	1.0
Broadcast Services/Program	1.0
Beverages — Wine/Spirits	1.0
Athletic Footwear	1.0
Transport — Rail	1.0
Metal — Copper	0.9
Electronic Security Devices	0.9
Transport — Services	0.8
Chemicals — Diversified	0.8
Internet Content — Entertainment	0.8
Auto — Cars/Light Trucks	0.8
Tools — Hand Held	0.7
Entertainment Software	0.6
Retail — Restaurants	0.6
Medical — Wholesale Drug Distribution	0.5
Auto/Truck Parts & Equipment — Original	0.5
Oil Field Machinery & Equipment	0.4
Real Estate Management/Services	0.4
Office Automation & Equipment	0.3
Commercial Services	0.2
Finance — Other Services	0.1

103.2%

*	Calculated as a percentage of net assets

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.3%
Aerospace/Defense - Equipment — 1.0%
United Technologies Corp.	17,467	$1,399,281

Applications Software — 2.1%
Citrix Systems, Inc.†	5,340	326,594
Microsoft Corp.	93,780	2,496,424

		2,823,018

Athletic Footwear — 1.0%
NIKE, Inc., Class B	13,473	1,313,348

Auto - Cars/Light Trucks — 0.8%
General Motors Co.†	39,380	1,019,154

Auto/Truck Parts & Equipment - Original — 0.5%
Delphi Automotive PLC†	19,334	657,163

Banks - Fiduciary — 1.1%
State Street Corp.	32,089	1,426,035

Banks - Super Regional — 2.2%
Wells Fargo & Co.	89,381	2,950,467

Beverages - Non-alcoholic — 1.9%
PepsiCo, Inc.	36,852	2,587,379

Beverages - Wine/Spirits — 1.0%
Diageo PLC ADR	11,311	1,352,456

Broadcast Services/Program — 1.0%
Discovery Communications, Inc., Class A†#	23,060	1,393,055

Cable/Satellite TV — 2.5%
Comcast Corp., Class A	55,330	2,057,169
DIRECTV†	26,784	1,331,165

		3,388,334

Casino Hotels — 1.3%
Wynn Resorts, Ltd.	15,325	1,722,530

Cellular Telecom — 1.4%
Sprint Nextel Corp.†	169,807	972,994
Vodafone Group PLC ADR	36,712	947,170

		1,920,164

Chemicals - Diversified — 0.8%
Celanese Corp., Series A	19,903	816,819
Dow Chemical Co.	9,643	291,122

		1,107,941

Commercial Services — 0.2%
Weight Watchers International, Inc.#	4,166	216,465

Commercial Services - Finance — 1.9%
Mastercard, Inc., Class A	5,205	2,543,579

Computer Services — 1.7%
International Business Machines Corp.	12,140	2,307,450

Computers — 5.6%
Apple, Inc.	10,112	5,918,351
Hewlett-Packard Co.	118,750	1,542,563

		7,460,914

Computers - Memory Devices — 1.2%
EMC Corp.†	67,533	1,676,169

Cosmetics & Toiletries — 2.4%
Procter & Gamble Co.	46,165	3,223,702

Diversified Banking Institutions — 5.8%
Citigroup, Inc.	70,337	2,431,550
Goldman Sachs Group, Inc.	9,784	1,152,457
JPMorgan Chase & Co.	78,238	3,214,017

Security Description	Shares	Value (Note 2)

Diversified Banking Institutions (continued)
Morgan Stanley	55,334	$933,485

		7,731,509

Diversified Manufacturing Operations — 2.4%
Eaton Corp. PLC#	13,249	691,068
General Electric Co.	122,170	2,581,452

		3,272,520

E-Commerce/Products — 1.9%
eBay, Inc.†	47,712	2,520,148

Electronic Components-Semiconductors — 1.2%
Skyworks Solutions, Inc.†	71,814	1,626,587

Electronic Security Devices — 0.9%
Tyco International, Ltd.	44,103	1,251,202

Entertainment Software — 0.6%
Electronic Arts, Inc.†#	52,538	778,088

Finance - Other Services — 0.1%
NYSE Euronext	4,030	94,101

Food - Misc./Diversified — 1.1%
Mondelez International, Inc., Class A	58,995	1,527,381

Instruments - Controls — 1.1%
Honeywell International, Inc.	25,013	1,534,047

Insurance Brokers — 2.0%
Aon PLC	48,309	2,743,951

Insurance - Reinsurance — 3.1%
Berkshire Hathaway, Inc., Class B†	47,346	4,170,236

Internet Content - Entertainment — 0.8%
Facebook, Inc., Class A†#	38,594	1,080,632

Investment Management/Advisor Services — 3.0%
BlackRock, Inc.	13,553	2,670,483
Invesco, Ltd.	52,883	1,321,546

		3,992,029

Medical Products — 2.5%
Baxter International, Inc.	28,611	1,896,051
Covidien PLC	25,523	1,483,142

		3,379,193

Medical - Biomedical/Gene — 1.1%
Celgene Corp.†	18,020	1,416,192

Medical - Drugs — 8.6%
Abbott Laboratories	46,214	3,003,910
Johnson & Johnson	64,604	4,504,837
Merck & Co., Inc.	29,904	1,324,747
Pfizer, Inc.	106,366	2,661,277

		11,494,771

Medical - HMO — 1.2%
Cigna Corp.	31,799	1,662,134

Medical - Wholesale Drug Distribution — 0.5%
Cardinal Health, Inc.	16,719	676,284

Metal - Copper — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	32,386	1,263,378

Multimedia — 1.1%
Viacom, Inc., Class B	28,948	1,494,006

Office Automation & Equipment — 0.3%
Xerox Corp.	61,805	420,892

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production — 1.7%
Apache Corp.	13,028	$1,004,329
Devon Energy Corp#	5,085	262,742
Noble Energy, Inc.	10,932	1,068,603

		2,335,674

Oil Companies - Integrated — 6.1%
Chevron Corp.	29,061	3,071,457
ConocoPhillips	29,588	1,684,741
Exxon Mobil Corp#	38,680	3,409,255

		8,165,453

Oil Field Machinery & Equipment — 0.4%
National Oilwell Varco, Inc.	7,747	529,120

Oil - Field Services — 1.8%
Halliburton Co.	58,186	1,940,503
MRC Global, Inc.†#	17,663	495,094

		2,435,597

Pharmacy Services — 1.3%
Express Scripts Holding Co.†	32,872	1,770,157

Publishing - Periodicals — 1.1%
Nielsen Holdings NV†#	50,747	1,437,155

Real Estate Management/Services — 0.4%
Realogy Holdings Corp.†	13,261	500,072

Retail - Building Products — 2.2%
Home Depot, Inc.	25,975	1,690,193
Lowe’s Cos., Inc.	33,816	1,220,420

		2,910,613

Retail - Discount — 1.3%
Target Corp.	27,065	1,708,613

Retail - Drug Store — 1.4%
CVS Caremark Corp.	37,466	1,742,544
Walgreen Co.	5,910	200,408

		1,942,952

Retail - Restaurants — 0.6%
McDonald’s Corp.	8,783	764,472

Semiconductor Components - Integrated Circuits — 1.7%
QUALCOMM, Inc.	36,582	2,327,347

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 2.3%
Philip Morris International, Inc.	34,181	$3,072,188

Tools - Hand Held — 0.7%
Stanley Black & Decker, Inc.	12,115	871,190

Transport - Rail — 1.0%
Union Pacific Corp.	10,544	1,294,592

Transport - Services — 0.8%
FedEx Corp.	12,469	1,116,350

Web Portals/ISP — 2.7%
Google, Inc., Class A†	5,160	3,603,589

Total Long - Term Investment Securities
(cost $114,602,921)		133,403,019

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Registered Investment Companies — 2.7%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $3,710,917)	3,710,917	3,710,917

REPURCHASE AGREEMENT — 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/2012, to be repurchased 12/03/2012 in the amount of $1,590,001 and collateralized by $1,620,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having approximate value of $1,622,490 (cost $1,590,000)	$1,590,000	1,590,000

TOTAL INVESTMENTS
(cost $119,903,838)(2)	103.2%	138,703,936
Liabilities in excess of other assets	(3.2)	(4,328,817)

NET ASSETS —	100.0%	$134,375,119

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2).
(1)	At November 30, 2012, the Fund had loaned securities with a total value of $3,653,345. This was secured by collateral of $3,710,917 which was received in cash and subsequently invested in short-term investments currently valued at $3,710,917 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computers	$7,460,914	$—	$—	$7,460,914
Diversified Banking Institutions	7,731,509	—	—	7,731,509
Medical - Drugs	11,494,771	—	—	11,494,771
Oil Companies-Integrated	8,165,453	—	—	8,165,453
Other Industries*	98,550,372	—	—	98,550,372
Short-Term Investment Securities:
Registered Investment Companies	3,710,917	—	—	3,710,917
Repurchase Agreement		1,590,000		1,590,000

Total	$137,113,936	$1,590,000	$—	$138,703,936

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Computers	7.9%
Medical — Drugs	5.2
Medical — Biomedical/Gene	5.1
Registered Investment Companies	4.9
Cable/Satellite TV	4.5
Retail — Discount	3.7
Web Portals/ISP	3.7
E-Commerce/Products	3.3
Diversified Manufacturing Operations	3.0
Computers — Memory Devices	2.8
Applications Software	2.8
Oil — Field Services	2.6
Semiconductor Components — Integrated Circuits	2.4
Enterprise Software/Service	2.4
Banks — Super Regional	2.2
Finance — Credit Card	2.1
Diversified Banking Institutions	2.0
Retail — Building Products	1.8
Repurchase Agreements	1.8
Apparel Manufacturers	1.8
Retail — Restaurants	1.6
Aerospace/Defense — Equipment	1.6
Commercial Services — Finance	1.6
Aerospace/Defense	1.5
Internet Content — Entertainment	1.3
Retail — Apparel/Shoe	1.3
Computer Services	1.2
Pharmacy Services	1.2
Cellular Telecom	1.1
Instruments — Controls	1.1
Engineering/R&D Services	1.0
Beverages — Non-alcoholic	1.0
Oil Companies — Exploration & Production	1.0
E-Commerce/Services	1.0
Agricultural Chemicals	1.0
Medical Instruments	0.9
Oil Field Machinery & Equipment	0.9
Food — Retail	0.9
Engines — Internal Combustion	0.8
Wireless Equipment	0.8
Electric Products — Misc.	0.8
Retail — Automobile	0.8
Time Deposits	0.8
Cosmetics & Toiletries	0.7
Auto — Cars/Light Trucks	0.7
Vitamins & Nutrition Products	0.7
Food — Misc./Diversified	0.7
Retail — Sporting Goods	0.6
Software Tools	0.6
Building — Residential/Commercial	0.6
Electronic Connectors	0.6
Metal — Copper	0.6
Oil Refining & Marketing	0.5
Transport — Services	0.5
Beverages — Wine/Spirits	0.5
Real Estate Investment Trusts	0.5
Oil & Gas Drilling	0.5
Private Equity	0.5
Electronic Components — Semiconductors	0.5
Television	0.5
Transport — Truck	0.5
Transport — Rail	0.5
Cruise Lines	0.5
Insurance — Multi-line	0.4
Internet Content — Information/News	0.4
Casino Hotels	0.4
Electronic Design Automation	0.4
Multimedia	0.4
Retail — Regional Department Stores	0.3

Finance — Other Services	0.3
Computer Aided Design	0.2
Medical Information Systems	0.2
Oil Companies — Integrated	0.1
Internet Infrastructure Software	0.1

105.7%

*	Calculated as a percentage of net assets

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.2%
Aerospace/Defense — 1.5%
Boeing Co.	70,800	$5,259,024

Aerospace/Defense - Equipment — 1.6%
United Technologies Corp.#	69,940	5,602,893

Agricultural Chemicals — 1.0%
Monsanto Co.	27,162	2,487,767
Mosaic Co.	16,429	888,152

		3,375,919

Apparel Manufacturers — 1.8%
Coach, Inc.#	38,276	2,213,884
Michael Kors Holdings, Ltd.†	39,756	2,113,031
Prada SpA	218,000	1,800,212

		6,127,127

Applications Software — 2.8%
Check Point Software Technologies, Ltd.†#	21,046	971,694
Citrix Systems, Inc.†	34,715	2,123,169
Red Hat, Inc.†	20,817	1,028,360
Salesforce.com, Inc.†#	34,809	5,488,335

		9,611,558

Auto - Cars/Light Trucks — 0.7%
General Motors Co.†#	95,288	2,466,053

Banks - Super Regional — 2.2%
Capital One Financial Corp.	81,471	4,692,730
Wells Fargo & Co.	88,450	2,919,734

		7,612,464

Beverages - Non-alcoholic — 1.0%
Coca-Cola Co.	91,960	3,487,123

Beverages - Wine/Spirits — 0.5%
Beam, Inc.	31,861	1,787,721

Building - Residential/Commercial — 0.6%
PulteGroup, Inc.†#	127,450	2,142,434

Cable/Satellite TV — 4.5%
Comcast Corp., Class A	126,147	4,690,146
DIRECTV†	74,664	3,710,801
DISH Network Corp., Class A	197,360	7,310,214

		15,711,161

Casino Hotels — 0.4%
Las Vegas Sands Corp.#	31,145	1,452,914

Cellular Telecom — 1.1%
Sprint Nextel Corp.†	654,681	3,751,322

Commercial Services - Finance — 1.6%
Alliance Data Systems Corp.†#	15,332	2,184,657
Mastercard, Inc., Class A	6,728	3,287,839

		5,472,496

Computer Aided Design — 0.2%
Autodesk, Inc.†	22,713	752,482

Computer Services — 1.2%
Cognizant Technology Solutions Corp., Class A†	39,814	2,676,695
International Business Machines Corp.	7,237	1,375,537

		4,052,232

Computers — 7.9%
Apple, Inc.	46,539	27,238,346

Computers - Memory Devices — 2.8%
EMC Corp.†	397,372	9,862,773

Security Description	Shares	Value (Note 2)

Cosmetics & Toiletries — 0.7%
Estee Lauder Cos., Inc., Class A#	14,935	$869,964
Procter & Gamble Co.	24,510	1,711,533

		2,581,497

Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd.	44,493	1,568,378

Diversified Banking Institutions — 2.0%
Goldman Sachs Group, Inc.#	57,964	6,827,580

Diversified Manufacturing Operations — 3.0%
3M Co.	20,683	1,881,119
Danaher Corp.	33,587	1,812,690
General Electric Co.	242,601	5,126,159
Ingersoll - Rand PLC	33,123	1,615,740

		10,435,708

E-Commerce/Products — 3.3%
Amazon.com, Inc.†	18,240	4,597,392
eBay, Inc.†	127,769	6,748,759

		11,346,151

E-Commerce/Services — 1.0%
priceline.com, Inc.†	5,179	3,434,506

Electric Products-Misc. — 0.8%
AMETEK, Inc.	73,948	2,760,479

Electronic Components - Semiconductors — 0.5%
Broadcom Corp., Class A	51,383	1,663,782

Electronic Connectors — 0.6%
Amphenol Corp., Class A	34,176	2,116,178

Electronic Design Automation — 0.4%
Cadence Design Systems, Inc.†#	107,455	1,367,902

Engineering/R&D Services — 1.0%
Fluor Corp.#	41,801	2,218,797
Foster Wheeler AG†	62,438	1,402,358

		3,621,155

Engines - Internal Combustion — 0.8%
Cummins, Inc.	29,862	2,931,254

Enterprise Software/Service — 2.4%
Oracle Corp.	213,777	6,862,242
Workday, Inc., Class A†	29,172	1,461,517

		8,323,759

Finance - Credit Card — 2.1%
Visa, Inc., Class A	49,292	7,379,505

Finance - Other Services — 0.3%
IntercontinentalExchange, Inc.†	6,892	910,778

Food - Misc./Diversified — 0.7%
Mondelez International, Inc., Class A	93,011	2,408,055

Food - Retail — 0.9%
Whole Foods Market, Inc.	31,646	2,954,471

Instruments - Controls — 1.1%
Honeywell International, Inc.	59,510	3,649,748

Insurance - Multi-line — 0.4%
ACE, Ltd.	19,377	1,535,240

Internet Content - Entertainment — 1.3%
Facebook, Inc., Class A†#	166,844	4,671,632

Internet Content - Information/News — 0.4%
LinkedIn Corp., Class A†#	13,588	1,469,406

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	4,957	$464,372

Medical Information Systems — 0.2%
Cerner Corp.†	7,703	594,826

Medical Instruments — 0.9%
Intuitive Surgical, Inc.†#	6,152	3,254,408

Medical - Biomedical/Gene — 5.1%
Alexion Pharmaceuticals, Inc.†	26,510	2,545,490
Amgen, Inc.	43,586	3,870,437
Biogen Idec, Inc.†	26,002	3,876,638
Celgene Corp.†	22,791	1,791,145
Gilead Sciences, Inc.†#	73,435	5,507,625

		17,591,335

Medical - Drugs — 5.2%
Abbott Laboratories	81,233	5,280,145
Allergan, Inc.	51,288	4,756,962
Johnson & Johnson#	34,038	2,373,470
Pfizer, Inc.	218,375	5,463,742

		17,874,319

Metal - Copper — 0.6%
Freeport - McMoRan Copper & Gold, Inc.	54,128	2,111,533

Multimedia — 0.4%
Walt Disney Co.	26,168	1,299,503

Oil & Gas Drilling — 0.5%
Ensco PLC, Class A#	29,885	1,740,204

Oil Companies - Exploration & Production — 1.0%
Anadarko Petroleum Corp.	36,066	2,639,671
Occidental Petroleum Corp.	11,097	834,605

		3,474,276

Oil Companies - Integrated — 0.1%
Marathon Petroleum Corp.	8,436	502,279

Oil Field Machinery & Equipment — 0.9%
Cameron International Corp.†	37,890	2,044,165
National Oilwell Varco, Inc.	14,110	963,713

		3,007,878

Oil Refining & Marketing — 0.5%
Tesoro Corp.	44,559	1,883,955

Oil - Field Services — 2.6%
Schlumberger, Ltd.	76,182	5,456,155
Weatherford International, Ltd.†	331,694	3,452,934

		8,909,089

Pharmacy Services — 1.2%
Express Scripts Holding Co.†	74,851	4,030,726

Private Equity — 0.5%
KKR & Co. LP	124,388	1,710,335

Real Estate Investment Trusts — 0.5%
American Tower Corp.	23,749	1,779,513

Retail - Apparel/Shoe — 1.3%
Gap, Inc.	58,388	2,012,051
Urban Outfitters, Inc.†	61,532	2,319,756

		4,331,807

Retail - Automobile — 0.8%
CarMax, Inc.†#	74,063	2,685,524

Retail - Building Products — 1.8%
Home Depot, Inc.	77,837	5,064,853

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Building Products (continued)
Lowe’s Cos., Inc.	37,229	$1,343,595

		6,408,448

Retail - Discount — 3.7%
Costco Wholesale Corp.	28,349	2,948,013
Dollar General Corp.†	56,962	2,848,100
Family Dollar Stores, Inc.	31,735	2,259,532
Wal-Mart Stores, Inc.	68,162	4,909,027

		12,964,672

Retail - Drug Store — 0.0%
CVS Caremark Corp.	1,875	87,206

Retail - Regional Department Stores — 0.3%
Macy’s, Inc.	23,855	923,188

Retail - Restaurants — 1.6%
Chipotle Mexican Grill, Inc.†#	3,085	813,761
Starbucks Corp.	93,817	4,866,288

		5,680,049

Retail - Sporting Goods — 0.6%
Dick’s Sporting Goods, Inc.#	42,720	2,243,227

Semiconductor Components - Integrated Circuits — 2.4%
Maxim Integrated Products, Inc.	55,125	1,609,099
QUALCOMM, Inc.	106,589	6,781,192

		8,390,291

Software Tools — 0.6%
VMware, Inc., Class A†#	24,561	2,233,823

Television — 0.5%
CBS Corp., Class B	45,506	1,637,306

Transport - Rail — 0.5%
Union Pacific Corp.	13,242	1,625,853

Transport - Services — 0.5%
Expeditors International of Washington, Inc.	48,145	1,801,586

Transport - Truck — 0.5%
J.B. Hunt Transport Services, Inc.#	27,444	1,631,546

Vitamins & Nutrition Products — 0.7%
Mead Johnson Nutrition Co.	35,620	2,428,928

Web Portals/ISP — 3.7%
Baidu, Inc. ADR†	10,986	1,058,061
Google, Inc., Class A†	16,756	11,701,888

		12,759,949

Wireless Equipment — 0.8%
Aruba Networks, Inc.†	60,661	1,181,676
Crown Castle International Corp.†#	25,273	1,706,433

		2,888,109

Total Long - Term Investment Securities
(cost $314,481,906)		340,673,269

SHORT-TERM INVESTMENT SECURITIES — 5.7%
Registered Investment Companies — 4.9%
State Street Navigator Securities Lending Prime Portfolio(3)	17,031,272	17,031,272

Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012	$2,601,000	2,601,000

Total Short-Term Investment Securities
(cost $19,632,272)		19,632,272

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 1.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $6,230,000)	$6,230,000	$6,230,000

TOTAL INVESTMENTS
(cost $340,344,178)(2)	105.7%	366,535,541
Liabilities in excess of other assets	(5.7)	(19,632,402)

NET ASSETS —	100.0%	$346,903,139

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of Investments on a tax basis.
(3)	At November 30, 2012, the Fund had loaned securities with a total value of $16,866,452. This was secured by collateral of $17,031,272 which was received in cash and subsequently invested in short-term investments currently valued at $17,031,272 as reported in the portfolio of investments. Additional collateral of $228,932 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
Federal Home Loan Mtg. Corp.	0.35%	01/10/2013	$216,654
United States Treasury Notes/Bonds	0.13% to 0.75%	12/15/2013 to 01/31/2014	12,278

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computers	$27,238,346	$—	$—	$27,238,346
Medical-Biomedical/Gene	17,591,335	—	—	17,591,335
Medical-Drugs	17,874,319	—	—	17,874,319
Other Industries*	277,969,269	—	—	277,969,269
Short-Term Investment Securities:
Registered Investment Companies	17,031,272	—	—	17,031,272
Time Deposits	—	2,601,000	—	2,601,000
Repurchase Agreement	—	6,230,000	—	6,230,000

Total	$357,704,541	$8,831,000	$—	$366,535,541

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	11.0%
Real Estate Investment Trusts	9.2
Banks — Commercial	3.6
Electric — Integrated	3.4
Medical — Biomedical/Gene	2.4
Retail — Apparel/Shoe	2.3
Insurance — Property/Casualty	2.1
Chemicals — Specialty	1.8
Oil Companies — Exploration & Production	1.8
Commercial Services — Finance	1.6
Electronic Components — Semiconductors	1.6
Distribution/Wholesale	1.4
Web Hosting/Design	1.4
Medical Products	1.4
Oil — Field Services	1.3
Computers — Integrated Systems	1.3
Diversified Manufacturing Operations	1.3
Repurchase Agreements	1.3
Gas — Distribution	1.2
Investment Management/Advisor Services	1.2
Machinery — General Industrial	1.1
Consulting Services	1.1
Engineering/R&D Services	1.1
Aerospace/Defense — Equipment	1.0
Insurance — Reinsurance	1.0
Transport — Rail	1.0
Building — Residential/Commercial	1.0
Food — Misc./Diversified	1.0
Containers — Paper/Plastic	0.9
Electronic Measurement Instruments	0.9
Savings & Loans/Thrifts	0.9
Retail — Restaurants	0.9
Steel — Producers	0.9
Medical — Hospitals	0.9
Transport — Truck	0.9
Apparel Manufacturers	0.9
Electronic Design Automation	0.8
Oil Refining & Marketing	0.8
Consumer Products — Misc.	0.8
Coatings/Paint	0.8
Electric Products — Misc.	0.8
Transactional Software	0.7
Medical — HMO	0.7
Instruments — Controls	0.7
Rental Auto/Equipment	0.7
Finance — Investment Banker/Broker	0.6
Insurance Brokers	0.6
Soap & Cleaning Preparation	0.6
Retail — Sporting Goods	0.6
Insurance — Multi-line	0.6
Oil & Gas Drilling	0.6
Building & Construction Products — Misc.	0.6
Enterprise Software/Service	0.6
Machine Tools & Related Products	0.6
Filtration/Separation Products	0.6
Oil Field Machinery & Equipment	0.6
Telecom Services	0.5
Retail — Gardening Products	0.5
Food — Meat Products	0.5
Computer Aided Design	0.5
Medical — Drugs	0.5
Respiratory Products	0.5
Electronic Parts Distribution	0.5
Data Processing/Management	0.5
Transport — Marine	0.5
Recreational Vehicles	0.5
Retail — Auto Parts	0.5
Gold Mining	0.4
Diagnostic Kits	0.4

Batteries/Battery Systems	0.4
X-Ray Equipment	0.4
Textile — Home Furnishings	0.4
Multimedia	0.4
Metal Processors & Fabrication	0.4
Semiconductor Components — Integrated Circuits	0.4
Coffee	0.4
Medical Instruments	0.4
Power Converter/Supply Equipment	0.4
Machinery — Farming	0.4
Applications Software	0.4
Retail — Jewelry	0.4
Airlines	0.4
Building Products — Cement	0.3
Non — Hazardous Waste Disposal	0.3
Pharmacy Services	0.3
Physicians Practice Management	0.3
Retail — Mail Order	0.3
Telecommunication Equipment	0.3
Internet Infrastructure Software	0.3
Electronic Components — Misc.	0.3
Funeral Services & Related Items	0.3
Commercial Services	0.3
Human Resources	0.3
Insurance — Life/Health	0.3
Real Estate Management/Services	0.3
Water	0.3
Decision Support Software	0.3
Industrial Automated/Robotic	0.3
Containers — Metal/Glass	0.3
Communications Software	0.3
Private Corrections	0.3
Retail — Catalog Shopping	0.3
Steel Pipe & Tube	0.3
Retail — Automobile	0.3
Miscellaneous Manufacturing	0.3
Web Portals/ISP	0.3
Medical Labs & Testing Services	0.3
Coal	0.3
Cable/Satellite TV	0.3
Hazardous Waste Disposal	0.3
Wireless Equipment	0.3
Machinery — Pumps	0.3
Intimate Apparel	0.2
Machinery — Electrical	0.2
Paper & Related Products	0.2
Retail — Petroleum Products	0.2
Lighting Products & Systems	0.2
Theaters	0.2
Publishing — Books	0.2
Food — Baking	0.2
Auto — Heavy Duty Trucks	0.2
Machinery — Construction & Mining	0.2
Finance — Other Services	0.2
Office Furnishings — Original	0.2
Quarrying	0.2
Printing — Commercial	0.2
Building Products — Air & Heating	0.2
Transport — Services	0.2
Schools	0.2
Food — Retail	0.2
Telephone — Integrated	0.2
Casino Services	0.2
Advertising Sales	0.2
Shipbuilding	0.2
Medical Sterilization Products	0.2
Transport — Equipment & Leasing	0.2
Retail — Discount	0.2
Auction Houses/Art Dealers	0.2
Medical Information Systems	0.2

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited) — (continued)

Industry Allocation* (continued)

Aerospace/Defense	0.2
Recreational Centers	0.2
Networking Products	0.2
Veterinary Diagnostics	0.2
Computer Services	0.1
Chemicals — Diversified	0.1
Building — Mobile Home/Manufactured Housing	0.1
Investment Companies	0.1
Home Furnishings	0.1
Computers — Periphery Equipment	0.1
Building — Maintance & Services	0.1
Telecom Equipment — Fiber Optics	0.1
Wire & Cable Products	0.1
Footwear & Related Apparel	0.1
E-Marketing/Info	0.1
U.S. Government Treasuries	0.1
Security Services	0.1
Real Estate Operations & Development	0.1
Motion Pictures & Services	0.1
Environmental Monitoring & Detection	0.1
Tobacco	0.1
Agricultural Chemicals	0.1
Food — Flour & Grain	0.1
Building — Heavy Construction	0.1
Patient Monitoring Equipment	0.1
Retail — Major Department Stores	0.1
Publishing — Newspapers	0.1
Retail — Office Supplies	0.1
Retail — Hair Salons	0.1
Leisure Products	0.1
Racetracks	0.1

110.9%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.5%
Advertising Sales — 0.2%
Lamar Advertising Co., Class A†#	116,579	$4,578,057

Aerospace/Defense — 0.2%
Esterline Technologies Corp.†	65,343	3,995,071

Aerospace/Defense - Equipment — 1.0%
Alliant Techsystems, Inc.	69,164	4,149,840
BE Aerospace, Inc.†	220,130	10,425,357
Exelis, Inc.	395,489	4,469,026
Triumph Group, Inc.	105,705	6,935,305

		25,979,528

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.#	113,053	2,405,768

Airlines — 0.4%
Alaska Air Group, Inc.†	149,202	6,378,385
JetBlue Airways Corp.†#	481,406	2,474,427

		8,852,812

Apparel Manufacturers — 0.9%
Carter’s, Inc.†	107,371	5,694,958
Hanesbrands, Inc.†	206,610	7,458,621
Under Armour, Inc., Class A†#	163,701	8,484,623

		21,638,202

Applications Software — 0.4%
Compuware Corp.†	456,326	4,266,648
Parametric Technology Corp.†	251,283	5,085,968

		9,352,616

Auction House/Art Dealers — 0.2%
Sotheby’s#	143,422	4,139,159

Auto - Heavy Duty Trucks — 0.2%
Oshkosh Corp.†	194,071	5,695,984

Banks - Commercial — 3.6%
Associated Banc-Corp.	363,356	4,669,125
BancorpSouth, Inc.	175,947	2,327,779
Bank of Hawaii Corp.#	95,713	4,160,644
Cathay General Bancorp, Class B	154,982	2,774,178
City National Corp.	99,827	4,860,577
Commerce Bancshares, Inc.	165,611	5,925,570
Cullen/Frost Bankers, Inc.#	130,001	7,099,355
East West Bancorp, Inc.	300,462	6,354,771
FirstMerit Corp.	232,082	3,267,715
Fulton Financial Corp.	424,193	4,127,398
Hancock Holding Co.	179,474	5,639,073
International Bancshares Corp.	115,306	2,087,039
Prosperity Bancshares, Inc.#	92,578	3,807,733
Signature Bank†	99,239	6,962,608
SVB Financial Group†	94,047	5,193,275
Synovus Financial Corp.	1,665,230	3,946,595
TCF Financial Corp.#	344,939	4,097,875
Trustmark Corp.#	137,152	3,047,517
Valley National Bancorp.#	418,022	3,987,930
Webster Financial Corp.	152,533	3,175,737
Westamerica Bancorporation#	58,387	2,484,951

		89,997,445

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.	136,369	10,876,791

Building & Construction Products - Misc. — 0.6%
Fortune Brands Home & Security, Inc.†	340,236	10,203,678
Louisiana-Pacific Corp.†	291,449	5,077,041

		15,280,719

Security Description	Shares	Value (Note 2)

Building Products - Air & Heating — 0.2%
Lennox International, Inc.	98,260	$5,167,493

Building Products - Cement — 0.3%
Martin Marietta Materials, Inc.#	97,084	8,737,560

Building - Heavy Construction — 0.1%
Granite Construction, Inc.	75,434	2,308,280

Building - Maintance & Services — 0.1%
Rollins, Inc.#	139,112	3,167,580

Building - Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	92,969	3,508,650

Building - Residential/Commercial — 1.0%
KB Home	162,036	2,326,837
MDC Holdings, Inc.	81,311	2,865,400
NVR, Inc.†	9,786	8,805,834
Toll Brothers, Inc.†#	316,920	10,090,733

		24,088,804

Cable/Satellite TV — 0.3%
AMC Networks, Inc., Class A†	121,478	6,409,179

Casino Services — 0.2%
Bally Technologies, Inc.†	87,679	3,957,830
Scientific Games Corp., Class A†	111,706	930,511

		4,888,341

Chemicals - Diversified — 0.1%
Olin Corp.	169,383	3,511,310

Chemicals - Specialty — 1.8%
Albemarle Corp.	189,466	11,328,172
Ashland, Inc.	154,590	10,963,523
Cabot Corp.	125,984	4,753,376
Cytec Industries, Inc.	97,476	6,690,753
Minerals Technologies, Inc.	37,325	2,762,050
NewMarket Corp.#	22,728	6,030,875
Sensient Technologies Corp.	105,705	3,826,521

		46,355,270

Coal — 0.3%
Alpha Natural Resources, Inc.†#	466,417	3,488,799
Arch Coal, Inc.#	449,371	3,019,773

		6,508,572

Coatings/Paint — 0.8%
RPM International, Inc.	279,203	8,099,679
Valspar Corp.	178,690	11,218,158

		19,317,837

Coffee — 0.4%
Green Mountain Coffee Roasters, Inc.†#	273,325	10,022,828

Commercial Services — 0.3%
Convergys Corp.#	238,057	3,716,070
HMS Holdings Corp.†	182,805	4,235,592

		7,951,662

Commercial Services - Finance — 1.6%
Alliance Data Systems Corp.†#	105,607	15,047,941
Global Payments, Inc.	167,032	7,334,375
Lender Processing Services, Inc.	179,278	4,455,058
SEI Investments Co.	286,551	6,306,988
WEX, Inc.†	81,899	5,893,452

		39,037,814

Communications Software — 0.3%
SolarWinds, Inc.†	128,825	7,218,065

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Computer Aided Design — 0.5%
ANSYS, Inc.†	195,442	$12,963,668

Computer Services — 0.1%
DST Systems, Inc.	64,951	3,743,776

Computers - Integrated Systems — 1.3%
Diebold, Inc.	133,821	4,002,586
Jack Henry & Associates, Inc.	182,413	7,090,393
MICROS Systems, Inc.†	169,775	7,378,422
NCR Corp.†	336,807	8,059,792
Riverbed Technology, Inc.†	326,619	5,846,480

		32,377,673

Computers - Periphery Equipment — 0.1%
Lexmark International, Inc., Class A#	136,708	3,326,106

Consulting Services — 1.1%
CoreLogic, Inc.†	206,271	5,330,043
Corporate Executive Board Co.	71,025	3,039,870
FTI Consulting, Inc.†	89,051	2,752,566
Gartner, Inc.†	197,793	9,470,329
Towers Watson & Co., Class A	121,086	6,403,028

		26,995,836

Consumer Products - Misc. — 0.8%
Jarden Corp.	158,901	8,407,452
Scotts Miracle-Gro Co., Class A	81,605	3,383,343
Tupperware Brands Corp.	117,951	7,649,123

		19,439,918

Containers - Metal/Glass — 0.3%
Greif, Inc., Class A	64,167	2,632,772
Silgan Holdings, Inc.	104,334	4,640,776

		7,273,548

Containers - Paper/Plastic — 0.9%
Packaging Corp. of America	207,786	7,571,722
Rock-Tenn Co., Class A	149,790	9,742,342
Sonoco Products Co.	213,076	6,407,195

		23,721,259

Data Processing/Management — 0.5%
Acxiom Corp.†	158,803	2,809,225
Broadridge Financial Solutions, Inc.	264,410	6,242,720
Fair Isaac Corp.	71,613	3,066,469

		12,118,414

Decision Support Software — 0.3%
MSCI, Inc., Class A†	257,847	7,477,563

Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†#	116,481	10,887,479

Distribution/Wholesale — 1.4%
Arrow Electronics, Inc.†	230,318	8,581,649
Ingram Micro, Inc., Class A†	317,704	5,146,805
LKQ Corp.†	627,277	13,749,912
Owens & Minor, Inc.#	134,409	3,680,118
Watsco, Inc.#	62,796	4,501,845

		35,660,329

Diversified Manufacturing Operations — 1.3%
Carlisle Cos., Inc.	132,548	7,511,495
Crane Co.	101,982	4,328,116
Harsco Corp.	170,559	3,436,764
ITT Corp.	195,638	4,376,422
SPX Corp.	107,371	7,314,112
Trinity Industries, Inc.	167,228	5,312,834

		32,279,743

Security Description	Shares	Value (Note 2)

E-Marketing/Info — 0.1%
ValueClick, Inc.†	149,398	$2,819,140

Electric Products - Misc. — 0.8%
AMETEK, Inc.	513,441	19,166,753

Electric - Integrated — 3.4%
Alliant Energy Corp.	234,923	10,529,249
Black Hills Corp.	93,557	3,339,049
Cleco Corp.	128,531	5,178,514
Great Plains Energy, Inc.	324,170	6,564,443
Hawaiian Electric Industries, Inc.#	205,533	5,119,827
IDACORP, Inc.	106,195	4,535,588
MDU Resources Group, Inc.	399,800	8,283,856
National Fuel Gas Co.	176,339	9,183,735
NV Energy, Inc.	499,627	9,158,163
OGE Energy Corp.	208,864	11,932,400
PNM Resources, Inc.	168,599	3,562,497
Westar Energy, Inc.	267,447	7,675,729

		85,063,050

Electronic Components - Misc. — 0.3%
Gentex Corp.#	306,046	5,432,316
Vishay Intertechnology, Inc.†#	279,007	2,706,368

		8,138,684

Electronic Components - Semiconductors — 1.6%
Cree, Inc.†	245,503	7,932,202
Fairchild Semiconductor International, Inc.†	268,133	3,576,894
International Rectifier Corp.†#	146,753	2,506,541
Intersil Corp., Class A	270,092	1,925,756
MEMC Electronic Materials, Inc.†#	488,851	1,432,334
QLogic Corp.†	199,557	1,891,800
Rovi Corp.†	219,006	3,359,552
Semtech Corp.†	139,601	3,818,087
Silicon Laboratories, Inc.†	81,311	3,400,426
Skyworks Solutions, Inc.†	404,012	9,150,872

		38,994,464

Electronic Design Automation — 0.8%
Cadence Design Systems, Inc.†	581,919	7,407,829
Mentor Graphics Corp.†	197,891	2,954,513
Synopsys, Inc.†	315,745	10,356,436

		20,718,778

Electronic Measurement Instruments — 0.9%
Itron, Inc.†	83,663	3,664,439
National Instruments Corp.	199,165	4,843,693
Trimble Navigation, Ltd.†	266,076	14,804,469

		23,312,601

Electronic Parts Distribution — 0.5%
Avnet, Inc.†	299,188	8,763,216
Tech Data Corp.†	79,940	3,530,950

		12,294,166

Engineering/R&D Services — 1.1%
Aecom Technology Corp.†	239,429	5,408,701
KBR, Inc.	311,924	8,671,487
Shaw Group, Inc.†	139,699	6,276,676
URS Corp.	162,721	6,131,328

		26,488,192

Enterprise Software/Service — 0.6%
Advent Software, Inc.†#	67,596	1,504,687
Concur Technologies, Inc.†#	95,419	6,269,982
Informatica Corp.†	229,730	6,172,845
ManTech International Corp., Class A#	50,060	1,250,499

		15,198,013

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.	65,735	$2,542,630

Filtration/Separation Products — 0.6%
CLARCOR, Inc.	106,097	4,920,779
Donaldson Co., Inc.	290,078	9,740,819

		14,661,598

Finance - Investment Banker/Broker — 0.6%
Greenhill & Co., Inc.	56,624	2,690,772
Jefferies Group, Inc.	271,170	4,599,043
Raymond James Financial, Inc.	236,686	8,934,897

		16,224,712

Finance - Other Services — 0.2%
CBOE Holdings, Inc.	184,764	5,539,225

Food - Baking — 0.2%
Flowers Foods, Inc.	243,740	5,737,640

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	43,594	1,184,885

Food - Flour & Grain — 0.1%
Post Holdings, Inc.†	69,164	2,382,008

Food - Meat Products — 0.5%
Hillshire Brands Co.	251,479	7,003,690
Smithfield Foods, Inc.†	284,787	6,370,685

		13,374,375

Food - Misc./Diversified — 1.0%
Ingredion, Inc.	161,252	10,473,318
Lancaster Colony Corp.	41,047	3,108,900
Ralcorp Holdings, Inc.†	116,481	10,383,116

		23,965,334

Food - Retail — 0.2%
Harris Teeter Supermarkets, Inc.	104,334	3,963,649
SUPERVALU, Inc.#	452,408	1,076,731

		5,040,380

Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†#	78,470	3,004,616

Funeral Services & Related Items — 0.3%
Matthews International Corp., Class A#	59,171	1,789,923
Service Corp. International	454,955	6,337,523

		8,127,446

Gas - Distribution — 1.2%
Atmos Energy Corp.	190,936	6,684,669
Questar Corp.	371,977	7,298,189
UGI Corp.	238,057	7,908,254
Vectren Corp.	173,694	5,080,549
WGL Holdings, Inc.	109,232	4,266,602

		31,238,263

Gold Mining — 0.4%
Royal Gold, Inc.	135,781	10,965,674

Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.†	111,813	6,404,649

Home Furnishings — 0.1%
Tempur-Pedic International, Inc.†	126,082	3,360,085

Human Resources — 0.3%
Manpower, Inc.	167,914	6,454,614
Monster Worldwide, Inc.†#	250,401	1,362,182

		7,816,796

Security Description	Shares	Value (Note 2)

Industrial Automated/Robotic — 0.3%
Nordson Corp.	119,420	$7,307,310

Instruments - Controls — 0.7%
Mettler-Toledo International, Inc.†	65,637	12,280,026
Woodward, Inc.	128,041	4,682,460

		16,962,486

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	256,083	9,352,151
Brown & Brown, Inc.	248,736	6,676,074

		16,028,225

Insurance - Life/Health — 0.3%
Protective Life Corp.	169,481	4,601,409
StanCorp Financial Group, Inc.	93,361	3,175,208

		7,776,617

Insurance - Multi-line — 0.6%
American Financial Group, Inc.	166,934	6,618,933
Kemper Corp.	115,502	3,420,014
Old Republic International Corp.	510,796	5,358,250

		15,397,197

Insurance - Property/Casualty — 2.1%
Alleghany Corp.†	35,855	12,585,105
Fidelity National Financial, Inc., Class A	446,236	10,803,374
First American Financial Corp.	225,126	5,357,999
Hanover Insurance Group, Inc.	94,929	3,469,655
HCC Insurance Holdings, Inc.	213,174	7,861,857
Mercury General Corp.	76,707	3,192,545
WR Berkley Corp.	235,119	9,345,980

		52,616,515

Insurance - Reinsurance — 1.0%
Aspen Insurance Holdings, Ltd.	151,063	4,728,272
Everest Re Group, Ltd.	109,722	11,901,545
Reinsurance Group of America, Inc.	156,060	7,990,272

		24,620,089

Internet Infrastructure Software — 0.3%
TIBCO Software, Inc.†	326,031	8,167,077

Intimate Apparel — 0.2%
Warnaco Group, Inc.†	86,504	6,218,773

Investment Companies — 0.1%
Apollo Investment Corp.	429,484	3,487,410

Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.†	108,742	14,013,582
Eaton Vance Corp.#	243,838	7,773,556
Janus Capital Group, Inc.#	396,567	3,251,849
Waddell & Reed Financial, Inc., Class A	181,727	5,904,310

		30,943,297

Leisure Products — 0.1%
WMS Industries, Inc.†	115,306	1,948,671

Lighting Products & Systems — 0.2%
Acuity Brands, Inc.	89,639	5,929,620

Machine Tools & Related Products — 0.6%
Kennametal, Inc.#	169,579	6,464,351
Lincoln Electric Holdings, Inc.	176,829	8,401,146

		14,865,497

Machinery - Construction & Mining — 0.2%
Terex Corp.†	233,943	5,659,081

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery - Electrical — 0.2%
Regal-Beloit Corp.	88,267	$6,156,623

Machinery - Farming — 0.4%
AGCO Corp.†	205,827	9,498,916

Machinery - General Industrial — 1.1%
Gardner Denver, Inc.	103,648	7,239,813
IDEX Corp.	176,535	7,935,248
Wabtec Corp.	101,395	8,580,045
Zebra Technologies Corp., Class A†	109,428	4,262,221

		28,017,327

Machinery - Pumps — 0.3%
Graco, Inc.	128,139	6,331,348

Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	362,671	4,032,902

Medical Instruments — 0.4%
Techne Corp.	73,278	5,195,410
Thoratec Corp.†	124,515	4,631,958

		9,827,368

Medical Labs & Testing Services — 0.3%
Covance, Inc.†	116,579	6,646,169

Medical Products — 1.4%
Cooper Cos., Inc.	101,395	9,626,441
Henry Schein, Inc.†	187,409	15,137,025
Hill-Rom Holdings, Inc.	131,666	3,681,381
Teleflex, Inc.	86,504	5,986,077

		34,430,924

Medical Sterilization Products — 0.2%
STERIS Corp.	122,947	4,201,099

Medical - Biomedical/Gene — 2.4%
Bio-Rad Laboratories, Inc., Class A†	42,517	4,442,601
Charles River Laboratories International, Inc.†	103,158	3,958,173
Regeneron Pharmaceuticals, Inc.†	158,607	28,002,066
United Therapeutics Corp.†	101,786	5,348,854
Vertex Pharmaceuticals, Inc.†	456,914	18,180,608

		59,932,302

Medical - Drugs — 0.5%
Endo Health Solutions, Inc.†	247,462	7,092,261
Medicis Pharmaceutical Corp., Class A	126,474	5,470,000

		12,562,261

Medical - HMO — 0.7%
AMERIGROUP Corp.†	103,256	9,480,966
Health Net, Inc.†	172,518	4,062,799
WellCare Health Plans, Inc.†	91,206	4,402,513

		17,946,278

Medical - Hospitals — 0.9%
Community Health Systems, Inc.†	192,601	5,674,025
Health Management Associates, Inc., Class A†	542,733	4,314,727
LifePoint Hospitals, Inc.†	103,452	3,722,203
Universal Health Services, Inc., Class B	186,723	8,415,606

		22,126,561

Metal Processors & Fabrication — 0.4%
Timken Co.	171,049	7,705,757
Worthington Industries, Inc.#	110,114	2,594,286

		10,300,043

Miscellaneous Manufacturing — 0.3%
Aptargroup, Inc.	140,973	6,720,183

Security Description	Shares	Value (Note 2)

Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†	151,749	$2,599,460

Multimedia — 0.4%
FactSet Research Systems, Inc.#	86,602	8,001,159
Meredith Corp.#	76,315	2,379,502

		10,380,661

Networking Products — 0.2%
Polycom, Inc.†	374,329	3,915,481

Non-Hazardous Waste Disposal — 0.3%
Waste Connections, Inc.	260,786	8,585,075

Office Furnishings - Original — 0.2%
Herman Miller, Inc.#	123,437	2,606,989
HNI Corp.#	96,006	2,859,059

		5,466,048

Oil & Gas Drilling — 0.6%
Atwood Oceanics, Inc.†	120,400	5,538,400
Patterson-UTI Energy, Inc.#	321,329	5,706,803
Unit Corp.†	91,598	4,114,582

		15,359,785

Oil Companies - Exploration & Production — 1.8%
Bill Barrett Corp.†#	101,982	1,772,447
Cimarex Energy Co.	182,021	10,943,103
Energen Corp.	152,729	6,801,022
Forest Oil Corp.†#	250,303	1,594,430
Northern Oil and Gas, Inc.†	125,298	1,967,179
Plains Exploration & Production Co.†	273,129	9,750,705
Quicksilver Resources, Inc.†#	252,654	800,913
Rosetta Resources, Inc.†	111,975	5,032,157
SM Energy Co.	137,936	6,854,040

		45,515,996

Oil Field Machinery & Equipment — 0.6%
Dresser-Rand Group, Inc.†	160,174	8,458,789
Dril-Quip, Inc.†	77,001	5,418,560

		13,877,349

Oil Refining & Marketing — 0.8%
HollyFrontier Corp.	430,953	19,535,100

Oil - Field Services — 1.3%
CARBO Ceramics, Inc.#	41,537	3,180,488
Helix Energy Solutions Group, Inc.†	207,198	3,628,037
Oceaneering International, Inc.	228,457	12,035,115
Oil States International, Inc.†	115,894	8,196,023
Superior Energy Services, Inc.†	332,693	6,756,995

		33,796,658

Paper & Related Products — 0.2%
Domtar Corp.	76,021	6,090,042

Patient Monitoring Equipment — 0.1%
Masimo Corp.	110,114	2,281,562

Pharmacy Services — 0.3%
Omnicare, Inc.#	236,196	8,559,743

Physicians Practice Management — 0.3%
MEDNAX, Inc.†#	105,215	8,311,985

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc., Class B	113,053	9,524,715

Printing - Commercial — 0.2%
Deluxe Corp.#	106,979	3,080,995
Valassis Communications, Inc.†#	84,250	2,188,815

		5,269,810

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Private Corrections — 0.3%
Corrections Corp. of America	211,803	$7,180,122

Publishing - Books — 0.2%
John Wiley & Sons, Inc., Class A	99,141	4,233,321
Scholastic Corp.#	55,448	1,555,871

		5,789,192

Publishing - Newspapers — 0.1%
New York Times Co., Class A†#	257,357	2,087,165

Quarrying — 0.2%
Compass Minerals International, Inc.#	70,045	5,351,438

Racetracks — 0.1%
International Speedway Corp., Class A	54,077	1,450,886

Real Estate Investment Trusts — 9.2%
Alexandria Real Estate Equities, Inc.	132,940	9,029,285
American Campus Communities, Inc.	218,056	9,550,853
BioMed Realty Trust, Inc.	326,423	6,290,171
BRE Properties, Inc.	162,623	7,911,609
Camden Property Trust	176,927	11,624,104
Corporate Office Properties Trust#	168,501	4,158,605
Duke Realty Corp.	570,947	7,707,785
Equity One, Inc.	130,295	2,693,198
Essex Property Trust, Inc.#	77,099	10,831,639
Federal Realty Investment Trust	135,683	14,116,459
Highwoods Properties, Inc.#	161,056	5,192,445
Home Properties, Inc.	105,607	6,219,196
Hospitality Properties Trust	261,569	5,937,616
Liberty Property Trust	248,834	8,666,888
Macerich Co.	281,848	15,924,412
Mack-Cali Realty Corp.	176,633	4,465,282
National Retail Properties, Inc.	229,045	7,036,262
Omega Healthcare Investors, Inc.	230,024	5,272,150
Potlatch Corp.	85,426	3,327,343
Rayonier, Inc.	259,904	12,953,615
Realty Income Corp.#	282,534	11,493,483
Regency Centers Corp.	190,446	8,922,395
Senior Housing Properties Trust	373,643	8,350,921
SL Green Realty Corp.	190,838	14,385,369
Taubman Centers, Inc.	130,589	10,116,730
UDR, Inc.	529,703	12,188,466
Weingarten Realty Investors#	236,196	6,419,807

		230,786,088

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	93,263	7,648,499

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.†	89,737	2,679,547

Recreational Centers — 0.2%
Life Time Fitness, Inc.†#	84,740	3,987,864

Recreational Vehicles — 0.5%
Polaris Industries, Inc.	134,801	11,432,473

Rental Auto/Equipment — 0.7%
Aaron’s, Inc.	149,202	4,282,097
Rent-A-Center, Inc.	125,004	4,345,139
United Rentals, Inc.†	196,226	8,149,266

		16,776,502

Respiratory Products — 0.5%
ResMed, Inc.#	300,658	12,354,037

Retail - Apparel/Shoe — 2.3%
Aeropostale, Inc.†	172,028	2,375,707
American Eagle Outfitters, Inc.	378,737	8,029,224
ANN, Inc.†	100,219	3,362,347

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe (continued)
Ascena Retail Group, Inc.†	260,786	$5,241,799
Chico’s FAS, Inc.	351,404	6,553,685
Foot Locker, Inc.	319,761	11,460,234
Guess?, Inc.#	129,805	3,358,055
PVH Corp.	149,398	17,119,517

		57,500,568

Retail - Auto Parts — 0.5%
Advance Auto Parts, Inc.	155,276	11,358,439

Retail - Automobile — 0.3%
Copart, Inc.†	228,849	6,913,528

Retail - Bookstores — 0.0%
Barnes & Noble, Inc.†#	79,940	1,147,139

Retail - Catalog Shopping — 0.3%
MSC Industrial Direct Co., Class A	98,260	7,139,572

Retail - Discount — 0.2%
HSN, Inc.	78,960	4,176,194

Retail - Gardening Products — 0.5%
Tractor Supply Co.	150,084	13,450,528

Retail - Hair Salons — 0.1%
Regis Corp.#	121,576	2,002,357

Retail - Jewelry — 0.4%
Signet Jewelers, Ltd.	171,245	9,204,419

Retail - Mail Order — 0.3%
Williams-Sonoma, Inc.	183,392	8,300,322

Retail - Major Department Stores — 0.1%
Saks, Inc.†#	216,603	2,274,332

Retail - Office Supplies — 0.1%
Office Depot, Inc.†#	603,668	2,028,325

Retail - Petroleum Products — 0.2%
World Fuel Services Corp.#	152,533	5,941,160

Retail - Restaurants — 0.9%
Bob Evans Farms, Inc.#	59,465	2,241,236
Brinker International, Inc.	156,550	4,688,673
Cheesecake Factory, Inc.#	105,705	3,614,054
Panera Bread Co., Class A†	59,661	9,575,590
Wendy’s Co.#	595,634	2,775,654

		22,895,207

Retail - Sporting Goods — 0.6%
Cabela’s, Inc.†#	97,574	4,661,110
Dick’s Sporting Goods, Inc.#	205,631	10,797,684

		15,458,794

Savings & Loans/Thrifts — 0.9%
Astoria Financial Corp.#	172,910	1,613,250
First Niagara Financial Group, Inc.	746,600	5,629,364
New York Community Bancorp, Inc.#	929,601	12,094,109
Washington Federal, Inc.	225,420	3,622,500

		22,959,223

Schools — 0.2%
DeVry, Inc.#	122,163	3,184,789
ITT Educational Services, Inc.†#	33,112	600,321
Strayer Education, Inc.#	25,177	1,317,512

		5,102,622

Security Services — 0.1%
Brink’s Co.	101,101	2,776,234

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Semiconductor Components - Integrated Circuits — 0.4%
Atmel Corp.†	931,757	$5,208,521
Cypress Semiconductor Corp.	289,294	2,936,334
Integrated Device Technology, Inc.†	303,695	1,904,168

		10,049,023

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	104,823	4,282,020

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.	294,780	15,962,337

Steel Pipe & Tube — 0.3%
Valmont Industries, Inc.	49,570	6,922,946

Steel - Producers — 0.9%
Carpenter Technology Corp.	93,557	4,533,772
Commercial Metals Co.	245,993	3,333,205
Reliance Steel & Aluminum Co.	159,391	8,989,652
Steel Dynamics, Inc.	463,968	5,994,467

		22,851,096

Telecom Equipment - Fiber Optics — 0.1%
Ciena Corp.†#	212,096	3,155,989

Telecom Services — 0.5%
NeuStar, Inc., Class A†	140,581	5,651,356
tw telecom, Inc.†	319,761	8,214,660

		13,866,016

Telecommunication Equipment — 0.3%
ADTRAN, Inc.#	133,919	2,630,169
Plantronics, Inc.#	89,541	3,011,264
Tellabs, Inc.	731,024	2,602,445

		8,243,878

Telephone - Integrated — 0.2%
Telephone & Data Systems, Inc.	213,860	4,920,919

Textile - Home Furnishings — 0.4%
Mohawk Industries, Inc.†	122,653	10,546,932

Theaters — 0.2%
Cinemark Holdings, Inc.	216,407	5,886,270

Tobacco — 0.1%
Universal Corp.#	49,472	2,468,653

Transactional Software — 0.7%
ACI Worldwide, Inc.†	82,977	3,577,138
Solera Holdings, Inc.	148,027	7,661,878
VeriFone Systems, Inc.†#	228,261	6,936,852

		18,175,868

Transport - Equipment & Leasing — 0.2%
GATX Corp.	99,337	4,185,068

Transport - Marine — 0.5%
Kirby Corp.†#	118,245	6,844,020
Tidewater, Inc.	105,509	4,733,134

		11,577,154

Transport - Rail — 1.0%
Genesee & Wyoming, Inc., Class A†#	85,426	6,231,826
Kansas City Southern	232,865	18,198,400

		24,430,226

Transport - Services — 0.2%
Matson, Inc.	89,737	2,063,951
UTi Worldwide, Inc.	219,640	3,101,317

		5,165,268

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Truck — 0.9%
Con-way, Inc.	118,441	$3,327,008
J.B. Hunt Transport Services, Inc.#	191,621	11,391,868
Landstar System, Inc.	98,749	4,993,737
Werner Enterprises, Inc.#	94,145	2,042,005

		21,754,618

Veterinary Diagnostics — 0.2%
VCA Antech, Inc.†#	185,744	3,859,760

Water — 0.3%
Aqua America, Inc.#	295,858	7,556,213

Web Hosting/Design — 1.4%
Equinix, Inc.†	101,982	18,944,176
Rackspace Hosting, Inc.†#	229,632	15,872,164

		34,816,340

Web Portals/ISP — 0.3%
AOL, Inc.†	177,158	6,646,968

Wire & Cable Products — 0.1%
General Cable Corp.†	105,411	3,026,350

Wireless Equipment — 0.3%
InterDigital, Inc.#	90,226	3,850,846
RF Micro Devices, Inc.†	585,838	2,530,820

		6,381,666

X-Ray Equipment — 0.4%
Hologic, Inc.†	560,366	10,691,782

Total Long-Term Investment Securities
(cost $2,160,873,292)		2,474,324,641

SHORT-TERM INVESTMENT SECURITIES — 11.1%
Registered Investment Companies — 11.0%
State Street Navigator Securities Lending Prime Portfolio(1)	276,344,474	276,344,474

U.S. Government Treasuries — 0.1%
United States Treasury Bills Disc. Notes 0.10% due 12/13/12(2)	$2,800,000	2,799,911

Total Short-Term Investment Securities
(cost $279,144,385)		279,144,385

REPURCHASE AGREEMENT — 1.3%
State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $31,866,000)	31,866,000	31,866,000

TOTAL INVESTMENTS
(cost $2,471,883,677)(4)	110.9%	2,785,335,026
Liabilities in excess of other assets	(10.9)	(273,978,761)

NET ASSETS	100.0%	$2,511,356,265

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At November 30, 2012, the Fund had loaned securities with a total value of $269,762,574. This was secured by collateral of $276,344,474 which was received in cash and subsequently invested in short-term investments currently valued at $276,344,474 as reported in the portfolio of investments. Additional collateral of $320,107 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
Federal Home Loan Mtg. Corp.	0.35%	01/10/2013	$297,842
United States Treasury Notes/Bonds	0.13% to 0.75%	12/15/2013 to 01/31/2014	22,265

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2012	Unrealized Appreciation (Depreciation)
398	Long	S&P Midcap 400 E-Mini Index	December 2012	$38,724,245	$39,776,120	$1,051,875

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$230,786,088	$—	$—	$230,786,088
Other Industries*	2,243,538,553	—	—	2,243,538,553
Short-Term Investment Securities:
Registered Investment Companies	276,344,474	—	—	276,344,474
U.S. Government Treasuries	—	2,799,911	—	2,799,911
Repurchase Agreement	—	31,866,000	—	31,866,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	1,051,875	—	—	1,051,875

Total Assets	$2,751,720,990	$34,665,911	$—	$2,786,386,901

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	17.4%
Commercial Services	5.5
Consulting Services	4.7
Applications Software	4.0
Oil Companies — Exploration & Production	3.7
Medical Instruments	2.7
Medical — Biomedical/Gene	2.4
Wireless Equipment	2.4
Electric — Transmission	2.2
Insurance — Property/Casualty	2.1
Publishing — Books	2.1
Web Portals/ISP	2.0
Time Deposits	1.9
Apparel Manufacturers	1.8
Electronic Components — Semiconductors	1.8
Vitamins & Nutrition Products	1.7
Transactional Software	1.7
Internet Content — Information/News	1.7
Medical Products	1.6
Computer Services	1.5
Retail — Discount	1.5
Decision Support Software	1.5
Coffee	1.5
Beverages — Non-alcoholic	1.5
Computer Software	1.5
Chemicals — Diversified	1.5
Commercial Services — Finance	1.4
Hazardous Waste Disposal	1.4
Medical Information Systems	1.4
Retail — Restaurants	1.3
Non-Hazardous Waste Disposal	1.2
Building Products — Cement	1.2
Diversified Manufacturing Operations	1.1
Medical — Drugs	1.1
E-Commerce/Products	1.1
Instruments — Controls	1.0
Semiconductor Components — Integrated Circuits	1.0
Electric Products — Misc.	1.0
Building & Construction Products — Misc.	1.0
Finance — Other Services	1.0
Enterprise Software/Service	1.0
Multimedia	0.9
Food — Confectionery	0.9
Diagnostic Kits	0.9
Schools	0.9
Food — Retail	0.9
Banks — Super Regional	0.8
Dialysis Centers	0.8
Electronic Measurement Instruments	0.8
Retail — Gardening Products	0.7
Pharmacy Services	0.7
Internet Content — Entertainment	0.7
Internet Infrastructure Software	0.7
Retail — Sporting Goods	0.7
Agricultural Chemicals	0.7
Coatings/Paint	0.7
Auto/Truck Parts & Equipment — Original	0.7
E-Commerce/Services	0.7
Oil Field Machinery & Equipment	0.6
Broadcast Services/Program	0.6
Computers — Memory Devices	0.6
Motorcycle/Motor Scooter	0.6
Banks — Commercial	0.6
Aerospace/Defense — Equipment	0.6
Finance — Investment Banker/Broker	0.5
Cable/Satellite TV	0.5
Retail — Perfume & Cosmetics	0.5
Steel — Producers	0.5
Television	0.5

Distribution/Wholesale	0.5
Publishing — Periodicals	0.4
Machinery — General Industrial	0.4
Auto — Cars/Light Trucks	0.4
Insurance Brokers	0.4
Industrial Gases	0.4
Private Equity	0.4
Internet Application Software	0.4
Diagnostic Equipment	0.3
Industrial Automated/Robotic	0.3
Internet Security	0.3
Toys	0.3
Real Estate Management/Services	0.3
Repurchase Agreements	0.3
Engineering/R&D Services	0.2
Medical — Generic Drugs	0.2
Transport — Rail	0.2
Advertising Agencies	0.2
Computer Data Security	0.1
Retail — Apparel/Shoe	0.1
Data Processing/Management	0.1
Patient Monitoring Equipment	0.1

116.7%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.5%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.#	35,385	$382,866

Aerospace/Defense - Equipment — 0.6%
BE Aerospace, Inc.†	27,795	1,316,371

Agricultural Chemicals — 0.7%
Intrepid Potash, Inc.#	75,231	1,600,916

Apparel Manufacturers — 1.8%
Coach, Inc.	41,628	2,407,763
VF Corp.	11,345	1,820,986

		4,228,749

Applications Software — 4.0%
Citrix Systems, Inc.†	37,132	2,270,993
Red Hat, Inc.†	39,577	1,955,104
Salesforce.com, Inc.†#	32,931	5,192,231

		9,418,328

Auto - Cars/Light Trucks — 0.4%
Tesla Motors, Inc.†#	25,949	877,595

Auto/Truck Parts & Equipment - Original — 0.7%
BorgWarner, Inc.†#	23,455	1,555,066

Banks - Commercial — 0.6%
Zions Bancorporation#	65,730	1,319,201

Banks - Super Regional — 0.8%
Fifth Third Bancorp	54,030	790,999
SunTrust Banks, Inc.#	42,870	1,163,921

		1,954,920

Beverages - Non-alcoholic — 1.5%
Coca-Cola Enterprises, Inc.	27,490	857,138
Monster Beverage Corp.†#	49,294	2,565,753

		3,422,891

Broadcast Services/Program — 0.6%
Scripps Networks Interactive, Inc., Class A#	24,720	1,459,469

Building & Construction Products - Misc. — 1.0%
Fortune Brands Home & Security, Inc.†	53,915	1,616,911
Louisiana-Pacific Corp.†#	38,875	677,202

		2,294,113

Building Products - Cement — 1.2%
Martin Marietta Materials, Inc.#	30,640	2,757,600

Cable/Satellite TV — 0.5%
Charter Communications, Inc., Class A†	17,290	1,224,997

Chemicals - Diversified — 1.5%
Celanese Corp., Series A	14,755	605,545
PPG Industries, Inc.	4,135	513,856
Rockwood Holdings, Inc.	49,635	2,276,758

		3,396,159

Coatings/Paint — 0.7%
Sherwin-Williams Co.#	6,935	1,057,726
Valspar Corp.	7,960	499,729

		1,557,455

Coffee — 1.5%
DE Master Blenders 1753 NV†	302,561	3,482,439

Commercial Services — 5.5%
Edenred	188,180	5,732,979
Intertek Group PLC	80,486	3,984,577
Weight Watchers International, Inc.#	63,635	3,306,475

		13,024,031

Security Description	Shares	Value (Note 2)

Commercial Services - Finance — 1.4%
Morningstar, Inc.#	37,213	$2,375,306
SEI Investments Co.	44,995	990,340

		3,365,646

Computer Data Security — 0.1%
Fortinet, Inc.†	16,855	336,763

Computer Services — 1.5%
IHS, Inc., Class A†#	39,335	3,624,327

Computer Software — 1.5%
Akamai Technologies, Inc.†	93,372	3,419,283

Computers - Memory Devices — 0.6%
Fusion-io, Inc.†#	13,855	323,237
NetApp, Inc.†	33,790	1,071,481

		1,394,718

Consulting Services — 4.7%
Gartner, Inc.†#	75,984	3,638,114
Qualicorp SA†	260,898	2,533,523
Verisk Analytics, Inc., Class A†	97,026	4,835,776

		11,007,413

Decision Support Software — 1.5%
MSCI, Inc., Class A†#	122,316	3,547,164

Diagnostic Equipment — 0.3%
Cepheid, Inc.†#	24,180	783,916

Diagnostic Kits — 0.9%
IDEXX Laboratories, Inc.†#	23,239	2,172,149

Dialysis Centers — 0.8%
DaVita HealthCare Partners, Inc.†	17,670	1,908,360

Distribution/Wholesale — 0.5%
Beacon Roofing Supply, Inc.†#	34,205	1,054,882

Diversified Manufacturing Operations — 1.1%
A.O. Smith Corp.	6,685	420,821
Colfax Corp.†#	28,955	1,128,955
Eaton Corp. PLC#	21,785	1,136,306

		2,686,082

E-Commerce/Products — 1.0%
MercadoLibre, Inc.#	20,678	1,487,782
Netflix, Inc.†#	11,495	939,257

		2,427,039

E-Commerce/Services — 0.7%
Groupon, Inc.†#	362,575	1,519,189

Electric Products - Misc. — 1.0%
AMETEK, Inc.	63,549	2,372,284

Electric - Transmission — 2.2%
Brookfield Infrastructure Partners LP	153,476	5,213,580

Electronic Components - Semiconductors — 1.8%
Avago Technologies, Ltd.	34,195	1,200,244
First Solar, Inc.†#	65,203	1,759,829
Microchip Technology, Inc.#	37,825	1,150,637

		4,110,710

Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.#	47,250	1,809,202

Engineering/R&D Services — 0.2%
KBR, Inc.	20,040	557,112

Enterprise Software/Service — 0.6%
Ultimate Software Group, Inc.†	4,380	413,954

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Enterprise Software/Service (continued)
Workday, Inc., Class A†#	17,877	$895,638

		1,309,592

Finance - Investment Banker/Broker — 0.5%
Greenhill & Co., Inc.#	25,901	1,230,816

Finance - Other Services — 1.0%
IntercontinentalExchange, Inc.†	17,251	2,279,720

Food - Confectionery — 0.9%
Hershey Co.#	29,660	2,173,188

Food - Retail — 0.9%
Whole Foods Market, Inc.	22,575	2,107,602

Hazardous Waste Disposal — 1.4%
Stericycle, Inc.†#	35,852	3,351,086

Industrial Automated/Robotic — 0.3%
Rockwell Automation, Inc.#	8,900	705,236

Industrial Gases — 0.4%
Airgas, Inc.	10,565	935,742

Instruments - Controls — 1.0%
Sensata Technologies Holding NV†#	77,561	2,393,532

Insurance Brokers — 0.4%
Brown & Brown, Inc.	35,545	954,028

Insurance - Property/Casualty — 2.1%
Arch Capital Group, Ltd.†#	27,588	1,244,219
Progressive Corp.#	176,288	3,746,120

		4,990,339

Internet Application Software — 0.4%
Zynga, Inc., Class A†	342,903	843,541

Internet Content - Entertainment — 0.7%
Youku, Inc. ADR†#	100,073	1,707,245

Internet Content - Information/News — 1.7%
LinkedIn Corp., Class A†	35,851	3,876,927

Internet Infrastructure Software — 0.7%
F5 Networks, Inc.†	3,990	373,783
TIBCO Software, Inc.†	51,080	1,279,554

		1,653,337

Internet Security — 0.3%
Qihoo 360 Technology Co., Ltd. ADR†	3,546	88,614
Symantec Corp.†	30,580	573,681

		662,295

Machinery - General Industrial — 0.4%
Roper Industries, Inc.	8,920	994,848

Medical Information Systems — 1.4%
athenahealth, Inc.†	36,594	2,330,672
Cerner Corp.†#	12,960	1,000,771

		3,331,443

Medical Instruments — 2.7%
Edwards Lifesciences Corp.†#	7,195	624,310
Intuitive Surgical, Inc.†	6,950	3,676,550
Techne Corp.	29,634	2,101,051

		6,401,911

Medical Products — 1.6%
Cooper Cos., Inc.	19,040	1,807,658
Sirona Dental Systems, Inc.†	18,395	1,151,711
Zimmer Holdings, Inc.#	12,115	799,226

		3,758,595

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene — 2.4%
Halozyme Therapeutics, Inc.†#	89,438	$557,199
Illumina, Inc.†#	93,423	5,017,749
Vertex Pharmaceuticals, Inc.†	4,175	166,123

		5,741,071

Medical - Drugs — 1.1%
Ironwood Pharmaceuticals, Inc.†#	121,551	1,312,751
Medivation, Inc.†#	12,295	641,184
Valeant Pharmaceuticals International, Inc.†	11,685	645,947

		2,599,882

Medical - Generic Drugs — 0.2%
Perrigo Co.#	5,265	544,928

Motorcycle/Motor Scooter — 0.6%
Harley-Davidson, Inc.	29,580	1,389,077

Multimedia — 0.9%
FactSet Research Systems, Inc.#	23,883	2,206,550

Non-Hazardous Waste Disposal — 1.2%
Covanta Holding Corp.#	110,083	2,078,367
Republic Services, Inc.	27,540	784,064

		2,862,431

Oil Companies - Exploration & Production — 3.7%
Cabot Oil & Gas Corp.	17,570	827,547
Cobalt International Energy, Inc.†#	37,010	863,073
Energy XXI Bermuda, Ltd.#	13,890	440,035
Pioneer Natural Resources Co.#	11,630	1,244,410
Plains Exploration & Production Co.†	10,565	377,171
Range Resources Corp.#	53,694	3,437,490
Ultra Petroleum Corp.†#	71,881	1,441,214

		8,630,940

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	27,110	1,462,585

Patient Monitoring Equipment — 0.1%
Insulet Corp.†	10,800	237,060

Pharmacy Services — 0.7%
Catamaran Corp.†#	35,370	1,722,165

Private Equity — 0.4%
KKR & Co LP	62,410	858,138

Publishing - Books — 2.1%
McGraw-Hill Cos., Inc.	91,985	4,885,323

Publishing - Periodicals — 0.4%
Nielsen Holdings NV†#	36,270	1,027,166

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†#	34,090	645,324

Retail - Apparel/Shoe — 0.1%
Lululemon Athletica, Inc.†#	4,615	331,265

Retail - Discount — 1.5%
Dollar Tree, Inc.†	85,197	3,556,123

Retail - Gardening Products — 0.7%
Tractor Supply Co.#	19,460	1,744,005

Retail - Perfume & Cosmetics — 0.5%
Ulta Salon Cosmetics & Fragrance, Inc.	12,075	1,210,881

Retail - Restaurants — 1.3%
Dunkin’ Brands Group, Inc.#	97,011	3,086,890

Retail - Sporting Goods — 0.7%
Dick’s Sporting Goods, Inc.#	31,415	1,649,602

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Schools — 0.9%
New Oriental Education & Technology Group ADR#	107,581	$2,168,833

Semiconductor Components - Integrated Circuits — 1.0%
Analog Devices, Inc.#	13,905	564,543
Maxim Integrated Products, Inc.	31,680	924,739
NXP Semiconductor NV†#	36,525	894,132

		2,383,414

Steel - Producers — 0.5%
Carpenter Technology Corp.#	24,120	1,168,855

Television — 0.5%
CBS Corp., Class B	31,340	1,127,613

Toys — 0.3%
Mattel, Inc.#	17,610	660,551

Transactional Software — 1.7%
Solera Holdings, Inc.#	76,148	3,941,420

Transport - Rail — 0.2%
Genesee & Wyoming, Inc., Class A†#	6,290	458,856

Vitamins & Nutrition Products — 1.7%
Mead Johnson Nutrition Co.#	58,534	3,991,433

Web Portals/ISP — 2.0%
Dropbox, Inc.†(1)(2)(3)	89,561	776,518
SINA Corp.†	14,390	655,033
Yandex NV, Class A†#	146,201	3,190,106

		4,621,657

Wireless Equipment — 2.4%
Motorola Solutions, Inc.	104,903	5,711,968

Total Common Stock
(cost $209,583,428)		226,870,014

CONVERTIBLE PREFERRED STOCK — 0.5%
Auto - Cars/Light Trucks — 0.0%
Better Place LLC Series B†(1)(2)(3)	314,973	94,492

E-Commerce/Products — 0.1%
Peixe Urbano, Inc. Series C†(1)(2)(3)	14,214	99,498

Enterprise Software/Service — 0.4%
Workday, Inc. Series F†(1)(2)(4)	20,604	963,460

Web Portals/ISP — 0.0%
Dropbox, Inc. Series A-1†(1)(2)(3)	8,758	73,308

Total Convertible Preferred Stock
(cost $1,607,928)		1,230,758

PREFERRED STOCK — 0.1%
Data Processing/Management — 0.1%
Palantir Technologies, Inc. Series G†(1)(2)(3) (cost $274,960)	89,856	274,960

Total Long-Term Investment Securities
(cost $211,466,316)		228,375,732

SHORT-TERM INVESTMENT SECURITIES — 19.3%
Registered Investment Companies — 17.4%
State Street Navigator Securities Lending Prime Portfolio(5)	40,945,890	40,945,890

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 1.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012	$4,470,000	$4,470,000

Total Short-Term Investment Securities
(cost $45,415,890)		45,415,890

REPURCHASE AGREEMENT — 0.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 11/30/2012, to be repurchased 12/03/2012 in the amount of $617,001 and collateralized by $630,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having approximate value of $630,968 (cost $617,000)	617,000	617,000

TOTAL INVESTMENTS
(cost $257,499,206)(6)	116.7%	274,408,622
Liabilities in excess of other assets	(16.7)	(39,259,636)

NET ASSETS —	100.0%	$235,148,986

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2012, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Better Place LLC Series B Convertible Preferred Stock	01/25/2010	262,477	$787,431
	11/30/2011	52,496	—

		314,973	787,431	$94,492	$0.30	0.1%

Dropbox, Inc. Common Stock	05/01/2012	89,561	810,680	776,518	8.67	0.3
Dropbox, Inc. Series A-1 Convertible Preferred Stock	05/25/2012	8,758	79,251	73,308	8.37	0.0
Palantir Technologies, Inc. Series G Preferred Stock	07/19/2012	89,856	274,960	274,960	3.06	0.1
Peixe Urbano, Inc. Series C Convertible Preferred Stock	12/02/2011	14,214	467,937	99,498	7.00	0.1
Workday, Inc. Series F Convertible Preferred Stock	10/12/2011	20,604	273,209	963,460	46.76	0.4

				$2,282,236		1.0%

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

(2)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $2,282,236 representing 1.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(5)	At November 30, 2012, the Fund had loaned securities with a total value of $40,031,929. This was secured by collateral of $40,945,890, which was received in cash and subsequently invested in short-term investments currently valued at $40,945,890 as reported in the portfolio of investments. Additional collateral of $78,799 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
Federal Home Loan Mtg. Corp.	0.35%	1/10/2013	$34,570
U.S. Treasury Notes/Bonds	0.13% to 4.25%	12/15/2013 to 08/15/2014	44,229

(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services	$13,024,031	$—	$—	$13,024,031
Web Portals/ISP	3,845,139	—	776,518	4,621,657
Other Industries*	209,224,326	—	—	209,224,326
Convertible Preferred Stock:
Enterprise Software/Service	—	963,460	—	963,460
Other Industries*	—	—	267,298	267,298
Preferred Stock	—	—	274,960	274,960
Short-Term Investment Securities:
Registered Investment Companies	40,945,890	—	—	40,945,890
Time Deposits	—	4,470,000	—	4,470,000
Repurchase Agreement	—	617,000	—	617,000

Total	$267,039,386	$6,050,460	$1,318,776	$274,408,622

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Preferred Stock
Balance as of 5/31/2012	$810,446	$2,022,944	$—
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	—	—	—
Change in unrealized appreciation (1)	—	690,251	—
Change in unrealized depreciation (1)	(33,928)	(1,482,437)	—
Net purchases	—	—	274,960
Net sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(963,460)	—

Balance as of 11/30/2012	$776,518	$267,298	$274,960

(1)	The total change in unrealized appreciation (depreciation) included in the operations attributable to level 3 investments still held at November 30, 2012 includes:

Common Stock	Convertible Preferred Stock	Preferred Stock
$(33,928)	$(1,482,437)	$—

At the end of the reporting period, Level 3 instruments in securities and other financial instruments were not considered a material portion of the portfolio.

See Notes to Financial Statements

VALIC Company I Money Market I Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

U.S. Government Agencies	38.6%
Foreign Bank	12.8
U.S. Government Treasuries	12.4
Money Center Banks	12.3
Repurchase Agreement	8.9
Commercial Banks — Canadian	4.8
Super — Regional Banks — US	3.9
Commercial Banks	3.9
Diversified Financial Services	3.4
Finance	2.2

103.2%

Weighted Average Days to Maturity	53.5

Credit Quality@#

A-1	100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues.

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 94.3%
Certificates of Deposit — 20.9%
Deutsche Bank AG NY 0.30% due 01/28/2013	$8,000,000	$8,000,000
Deutsche Bank AG NY FRS 0.79% due 03/15/2013	8,000,000	8,000,000
Nordea Bank Finland PLC NY 0.29% due 04/26/2013	7,500,000	7,500,000
Rabobank Nederland NV NY FRS 0.42% due 01/18/2013	8,190,000	8,190,000
Rabobank Nederland NV NY FRS 0.45% due 07/11/2013	6,000,000	6,000,000
Royal Bank of Canada NY FRS 0.40% due 11/04/2013	7,700,000	7,700,000
Royal Bank of Canada NY FRS 0.42% due 04/02/2013	6,750,000	6,752,074
Svenska Handelsbanken NY 0.25% due 01/18/2013	7,000,000	7,000,000
Svenska Handelsbanken NY 0.26% due 03/13/2013	7,000,000	7,000,099
UBS AG Stamford CT FRS 0.38% due 04/19/2013	7,000,000	7,000,000
UBS AG Stamford CT 0.41% due 12/17/2012	7,850,000	7,850,000

Total Certificates of Deposit
(amortized cost $80,992,173)		80,992,173

Commercial Paper — 12.7%
BNP Paribas Finance, Inc. 0.13% due 12/03/2012	12,000,000	11,999,913
General Electric Co. 0.10% due 12/06/2012	7,000,000	6,999,903
Lloyds TSB Bank PLC 0.25% due 02/04/2013	8,000,000	7,996,389
Nordea North America, Inc. 0.24% due 02/08/2013	7,000,000	6,996,780
State Street Corp. 0.21% due 03/05/2013	7,200,000	7,196,052
State Street Corp. 0.22% due 12/14/2012	7,900,000	7,899,372

Total Commercial Paper
(amortized cost $49,088,409)		49,088,409

U.S. Corporate Bonds & Notes — 9.7%
Bank of America NA 0.30% due 02/11/2013	7,000,000	7,000,000
Bank of America NA 0.42% due 12/07/2012	8,000,000	8,000,000
Citigroup Funding, Inc. FDIC Guar. Notes 2.25% due 12/10/2012	6,000,000	6,003,086
General Electric Capital Corp. FRS 0.46% due 05/08/2013	1,000,000	1,000,972
General Electric Capital Corp. 2.80% due 01/08/2013	650,000	651,735
JPMorgan Chase & Co. FRS 0.96% due 02/26/2013	10,760,000	10,777,604
Royal Bank of Canada 2.10% due 07/29/2013	4,000,000	4,045,710

Total U.S. Corporate Bonds & Notes
(amortized cost $37,479,107)		37,479,107

U.S. Government Agencies — 38.6%
Federal Farm Credit Bank
0.18% due 09/11/2013	7,900,000	7,888,782
0.19% due 01/28/2013	2,900,000	2,899,112

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
Federal Farm Credit Bank FRS
0.18% due 03/15/2013	$300,000	$300,019
0.18% due 04/17/2013	8,000,000	8,000,921
0.18% due 06/04/2013	8,120,000	8,119,588
0.18% due 07/24/2013	2,250,000	2,250,148
0.18% due 09/16/2013	300,000	300,026
0.19% due 02/11/2013	11,000,000	11,000,000
0.20% due 07/02/2013	8,040,000	8,040,000
0.21% due 08/06/2013	3,250,000	3,249,969
0.23% due 08/22/2013	3,250,000	3,251,693
0.24% due 01/25/2013	335,000	335,025
0.25% due 03/06/2013	4,900,000	4,900,320
0.27% due 06/26/2013	300,000	300,191
0.27% due 08/28/2013	2,500,000	2,500,374
0.29% due 07/10/2013	650,000	650,277
Federal Home Loan Bank
0.12% due 02/01/2013	3,800,000	3,799,215
0.13% due 01/02/2013	6,000,000	5,999,307
0.13% due 08/20/2013	1,500,000	1,499,191
0.14% due 02/06/2013	4,250,000	4,248,893
0.15% due 01/23/2013	4,600,000	4,598,984
0.17% due 05/03/2013	4,250,000	4,247,020
0.18% due 02/15/2013	4,550,000	4,549,688
0.21% due 04/08/2013	4,100,000	4,096,939
1.75% due 12/14/2012	1,500,000	1,500,856
Federal Home Loan Bank FRS
0.10% due 04/09/2013	10,500,000	10,500,000
0.17% due 04/18/2013	6,250,000	6,249,949
0.21% due 07/25/2013	6,020,000	6,019,805
Federal Home Loan Mtg. Corp.
0.13% due 12/18/2012	4,000,000	3,999,754
0.15% due 03/19/2013	4,500,000	4,497,975
Federal Home Loan Mtg. Corp. FRS
0.15% due 05/16/2013	1,500,000	1,500,000
0.16% due 02/04/2013	2,930,000	2,930,317
0.16% due 05/06/2013	300,000	300,002
0.16% due 06/03/2013	500,000	500,000
0.17% due 03/21/2013	800,000	800,054
Federal National Mtg. Assoc.
0.12% due 12/20/2012	4,000,000	3,999,747
0.12% due 12/27/2012	4,000,000	3,999,653
0.16% due 03/04/2013	3,000,000	2,998,760
4.13% due 04/15/2013	500,000	507,317
Federal National Mtg. Assoc. FRS 0.34% due 12/20/2012	2,300,000	2,300,367

Total U.S. Government Agencies
(amortized cost $149,630,238)		149,630,238

U.S. Government Treasuries — 12.4%
United States Cash Management Bill 0.17% due 12/31/2012	7,000,000	6,999,008
United States Treasury Bills
0.13% due 06/06/2013	8,000,000	7,994,742
0.17% due 03/07/2013	3,000,000	2,998,640
0.18% due 04/04/2013	8,520,000	8,514,670
United States Treasury Notes
1.38% due 01/15/2013	8,190,000	8,201,962
1.38% due 02/15/2013	8,250,000	8,270,255
3.88% due 02/15/2013	5,100,000	5,139,034

Total U.S. Government Treasuries
(amortized cost $48,118,311)		48,118,311

Total Short-Term Investment Securities — 94.3%
(amortized cost $365,308,238)		365,308,238

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 8.9%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$8,060,000	$8,060,000
UBS Securities LLC Joint Repurchase Agreement(1)	26,525,000	26,525,000

Total Repurchase Agreements
(amortized cost $34,585,000)		34,585,000

TOTAL INVESTMENTS —
(amortized cost $399,893,238)(2)	103.2%	399,893,238
Liabilities in excess of other assets	(3.2)	(12,238,441)

NET ASSETS —	100.0%	$387,654,797

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FDIC—Federal Deposit Insurance Corp.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates as of November 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$80,992,173	$—	$80,992,173
Commercial Paper	—	49,088,409	—	49,088,409
U.S. Corporate Bonds & Notes	—	37,479,107	—	37,479,107
U.S. Government Agencies	—	149,630,238	—	149,630,238
U.S. Government Treasuries	—	48,118,311	—	48,118,311
Repurchase Agreement	—	34,585,000	—	34,585,000

Total	$—	$399,893,238	$—	$399,893,238

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Computers	17.8%
Applications Software	8.4
Web Portals/ISP	7.2
Medical — Biomedical/Gene	7.2
Electronic Components — Semiconductors	6.1
E-Commerce/Products	5.8
Repurchase Agreements	5.6
Enterprise Software/Service	5.4
Registered Investment Companies	4.6
Semiconductor Components — Integrated Circuits	4.0
Cable/Satellite TV	3.4
Networking Products	3.2
Multimedia	2.0
Retail — Discount	1.7
E-Commerce/Services	1.6
Food — Misc./Diversified	1.4
Pharmacy Services	1.4
Retail — Restaurants	1.2
Commercial Services — Finance	1.2
Computers — Memory Devices	1.0
Semiconductor Equipment	0.8
Cellular Telecom	0.8
Computer Services	0.7
Medical Instruments	0.7
Medical — Generic Drugs	0.6
Internet Security	0.6
Transport — Services	0.6
Distribution/Wholesale	0.6
Entertainment Software	0.5
Food — Retail	0.5
Electronic Forms	0.5
Auto — Heavy Duty Trucks	0.5
Radio	0.5
Retail — Bedding	0.4
Medical Information Systems	0.4
Retail — Apparel/Shoe	0.4
Toys	0.4
U.S. Government Treasuries	0.4
Electronic Components — Misc.	0.4
Casino Hotels	0.4
Retail — Auto Parts	0.3
Data Processing/Management	0.3
Telecom Services	0.3
Beverages — Non-alcoholic	0.3
Chemicals — Specialty	0.3
Hazardous Waste Disposal	0.2
Retail — Office Supplies	0.2
Computer Aided Design	0.2
Internet Infrastructure Software	0.2
Medical Products	0.2
Computer Software	0.2
Mining	0.2
Coffee	0.2
Dental Supplies & Equipment	0.2
Retail — Major Department Stores	0.1
Therapeutics	0.1
Schools	0.1

104.5%

*	Calculated as a percentage of net assets

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.9%
Applications Software — 8.4%
Check Point Software Technologies, Ltd.†#	11,709	$540,605
Citrix Systems, Inc.†	10,690	653,800
Intuit, Inc.#	16,790	1,005,889
Microsoft Corp.	479,317	12,759,419
Nuance Communications, Inc.†#	17,602	391,468

		15,351,181

Auto - Heavy Duty Trucks — 0.5%
PACCAR, Inc.#	20,211	888,071

Beverages - Non-alcoholic — 0.3%
Monster Beverage Corp.†#	10,087	525,028

Cable/Satellite TV — 3.4%
Comcast Corp., Class A#	120,916	4,495,657
DIRECTV†	35,897	1,784,081

		6,279,738

Casino Hotels — 0.4%
Wynn Resorts, Ltd.	5,747	645,963

Cellular Telecom — 0.8%
Vodafone Group PLC ADR	54,326	1,401,611

Chemicals - Specialty — 0.3%
Sigma-Aldrich Corp.#	6,904	500,678

Coffee — 0.2%
Green Mountain Coffee Roasters, Inc.†#	8,892	326,070

Commercial Services - Finance — 1.2%
Automatic Data Processing, Inc.#	27,701	1,572,309
Paychex, Inc.#	20,741	674,912

		2,247,221

Computer Aided Design — 0.2%
Autodesk, Inc.†	13,139	435,295

Computer Services — 0.7%
Cognizant Technology Solutions Corp., Class A†	17,070	1,147,616
Infosys, Ltd. ADR#	3,812	169,443

		1,317,059

Computer Software — 0.2%
Akamai Technologies, Inc.†	10,137	371,217

Computers — 17.8%
Apple, Inc.	53,596	31,368,667
Dell, Inc.#	99,175	956,047
Research In Motion, Ltd.†#	29,514	342,362

		32,667,076

Computers - Memory Devices — 1.0%
NetApp, Inc.†	20,772	658,680
SanDisk Corp.†#	13,810	539,971
Seagate Technology PLC#	22,968	576,497

		1,775,148

Data Processing/Management — 0.3%
Fiserv, Inc.†	7,757	597,211

Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.#	8,106	321,808

Distribution/Wholesale — 0.6%
Fastenal Co.#	16,932	707,927
Fossil, Inc.†	3,479	300,725

		1,008,652

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 5.8%
Amazon.com, Inc.†	25,847	$6,514,736
eBay, Inc.†	73,679	3,891,725
Netflix, Inc.†#	3,175	259,429

		10,665,890

E-Commerce/Services — 1.6%
Expedia, Inc.	7,029	434,814
Liberty Interactive Corp., Class A†	29,456	568,500
priceline.com, Inc.†#	2,849	1,889,343

		2,892,657

Electronic Components - Misc. — 0.4%
Flextronics International, Ltd.†	38,050	220,310
Garmin, Ltd.#	11,142	433,312

		653,622

Electronic Components - Semiconductors — 6.1%
Altera Corp.	18,291	592,446
Avago Technologies, Ltd.	14,000	491,400
Broadcom Corp., Class A	28,987	938,599
Intel Corp.#	286,044	5,597,881
Microchip Technology, Inc.#	11,074	336,871
Micron Technology, Inc.†#	58,177	347,898
NVIDIA Corp.	35,418	424,308
Texas Instruments, Inc.#	65,051	1,917,053
Xilinx, Inc.	14,989	519,369

		11,165,825

Electronic Forms — 0.5%
Adobe Systems, Inc.†#	28,116	973,095

Enterprise Software/Service — 5.4%
BMC Software, Inc.†	9,117	373,432
CA, Inc.	26,817	594,265
Oracle Corp.	279,155	8,960,875

		9,928,572

Entertainment Software — 0.5%
Activision Blizzard, Inc.	63,526	726,738
Electronic Arts, Inc.†#	18,204	269,601

		996,339

Food - Misc./Diversified — 1.4%
Mondelez International, Inc., Class A	101,465	2,626,929

Food - Retail — 0.5%
Whole Foods Market, Inc.#	10,558	985,695

Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†#	4,897	457,723

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	4,518	423,246

Internet Security — 0.6%
Symantec Corp.†	40,133	752,895
VeriSign, Inc.†#	8,942	305,190

		1,058,085

Medical Information Systems — 0.4%
Cerner Corp.†#	9,787	755,752

Medical Instruments — 0.7%
Intuitive Surgical, Inc.†	2,283	1,207,707

Medical Products — 0.2%
Henry Schein, Inc.†	5,062	408,858

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene — 7.2%
Alexion Pharmaceuticals, Inc.†	11,038	$1,059,869
Amgen, Inc.	44,068	3,913,238
Biogen Idec, Inc.†	13,513	2,014,653
Celgene Corp.†	24,666	1,938,501
Gilead Sciences, Inc.†#	43,256	3,244,200
Life Technologies Corp.†#	10,022	494,586
Vertex Pharmaceuticals, Inc.†	12,339	490,969

		13,156,016

Medical - Generic Drugs — 0.6%
Mylan, Inc.†	23,206	630,739
Perrigo Co.#	5,346	553,311

		1,184,050

Mining — 0.2%
Randgold Resources, Ltd. ADR	3,078	330,454

Multimedia — 2.0%
News Corp., Class A#	89,696	2,210,110
Viacom, Inc., Class B	26,497	1,367,510

		3,577,620

Networking Products — 3.2%
Cisco Systems, Inc.	306,277	5,791,698

Pharmacy Services — 1.4%
Express Scripts Holding Co.†	46,354	2,496,163

Radio — 0.5%
Sirius XM Radio, Inc.†#	297,715	827,648

Retail - Apparel/Shoe — 0.4%
Ross Stores, Inc.	12,897	734,097

Retail - Auto Parts — 0.3%
O’Reilly Automotive, Inc.†	6,797	639,462

Retail - Bedding — 0.4%
Bed Bath & Beyond, Inc.†#	13,273	779,390

Retail - Discount — 1.7%
Costco Wholesale Corp.	24,719	2,570,529
Dollar Tree, Inc.†	13,169	549,674

		3,120,203

Retail - Major Department Stores — 0.1%
Sears Holdings Corp.†#	6,087	255,715

Retail - Office Supplies — 0.2%
Staples, Inc.#	39,014	456,464

Retail - Restaurants — 1.2%
Starbucks Corp.	43,453	2,253,907

Schools — 0.1%
Apollo Group, Inc., Class A†#	6,455	123,871

Semiconductor Components - Integrated Circuits — 4.0%
Linear Technology Corp.	13,166	436,979
Marvell Technology Group, Ltd.#	32,212	273,158
Maxim Integrated Products, Inc.	16,685	487,035
QUALCOMM, Inc.	97,388	6,195,825

		7,392,997

Semiconductor Equipment — 0.8%
Applied Materials, Inc.#	70,753	759,180
KLA - Tencor Corp.	9,520	432,874
Lam Research Corp.†	10,423	366,056

		1,558,110

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecom Services — 0.3%
Virgin Media, Inc.#	15,365	$540,387

Therapeutics — 0.1%
Warner Chilcott PLC, Class A	14,321	166,983

Toys — 0.4%
Mattel, Inc.	19,492	731,145

Transport - Services — 0.6%
C.H. Robinson Worldwide, Inc.#	9,224	569,490
Expeditors International of Washington, Inc.	12,038	450,462

		1,019,952

Web Portals/ISP — 7.2%
Baidu, Inc. ADR†	15,677	1,509,852
Google, Inc., Class A†	14,978	10,460,186
Yahoo!, Inc.†	67,730	1,271,292

		13,241,330

Total Long-Term Investment Securities
(cost $125,982,148)		172,236,684

SHORT-TERM INVESTMENT SECURITIES — 5.0%
Registered Investment Companies — 4.6%
State Street Navigator Securities Lending Prime Portfolio(1)	8,457,508	8,457,508

U.S. Government Treasuries — 0.4%
United States Treasury Bills Disc. Notes 0.09% due 12/13/12(2)	$700,000	699,978

Total Short-Term Investment Securities
(cost $9,157,486)		9,157,486

REPURCHASE AGREEMENT — 5.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $10,282,000)	10,282,000	10,282,000

TOTAL INVESTMENTS
(cost $145,421,634)(4)	104.5%	191,676,170
Liabilities in excess of other assets	(4.5)	(8,285,051)

NET ASSETS —	100.0%	$183,391,119

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	At November 30, 2012, the Fund had loaned securities with a total value of $ 8,327,259. This was secured by $8,457,508, which was received in cash and subsequently invested in short-term investments currently valued at $8,457,508 as reported in the portfolio of investments. Additional collateral of $ 72,492 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The Components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
Federal Home Loan Mtg. Corp.	0.35%	1/10/2013	$69,158
United States Treasury Notes/Bonds	0.13% to 0.75%	12/15/2013 to 01/31/2014	3,334

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 the cost of investments on a tax basis

ADR—American Depository Receipt

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Open Future Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2012	Unrealized Appreciation (Depreciation)
201	Long	Nasdaq 100 E-Mini Index	December 2012	$11,109,238	$10,756,515	$(352,723)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$15,351,181	$—	$—	$15,351,181
Computers	32,667,076	—	—	32,667,076
E-Commerce/Products	10,665,890	—	—	10,665,890
Electronic Components-Semiconductors	11,165,825	—	—	11,165,825
Enterprise Software/Service	9,928,572	—	—	9,928,572
Medical-Biomedical/Gene	13,156,016	—	—	13,156,016
Web Portals/ISP	13,241,330	—	—	13,241,330
Other Industries*	66,060,794	—	—	66,060,794
Short-Term Investment Securities:
Registered Investment Companies	8,457,508	—	—	8,457,508
U.S. Government Treasuries	—	699,978	—	699,978
Repurchase Agreement	—	10,282,000	—	10,282,000

Total	$180,694,192	$10,981,978	$—	$191,676,170

LIABILITIES:
Other Financial Instruments: †
Open Futures Contracts-Depreciation	$352,723	$—	$—	$352,723

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Note to Financial Statements

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	10.3%
Computers	10.0
Applications Software	8.3
Web Portals/ISP	8.0
Electronic Components — Semiconductors	7.9
E-Commerce/Products	5.8
Semiconductor Components — Integrated Circuits	5.6
Enterprise Software/Service	4.4
Networking Products	4.3
Computer Services	4.1
Computers — Memory Devices	3.3
E-Commerce/Services	3.2
Finance — Credit Card	2.9
Internet Content — Entertainment	2.3
Semiconductor Equipment	2.2
Telecom Equipment — Fiber Optics	1.9
Commercial Services — Finance	1.8
Telecommunication Equipment	1.7
Electronic Components — Misc.	1.7
Wireless Equipment	1.4
Computer Aided Design	1.3
Internet Infrastructure Software	1.2
Repurchase Agreements	1.1
Entertainment Software	1.0
Agricultural Chemicals	0.9
Toys	0.9
Internet Content — Information/News	0.9
Consulting Services	0.8
Commercial Services	0.8
Cable/Satellite TV	0.6
Web Hosting/Design	0.6
Internet Application Software	0.5
Electronic Parts Distribution	0.5
Auto — Cars/Light Trucks	0.5
Electric Products — Misc.	0.5
Computers — Periphery Equipment	0.4
Electronic Design Automation	0.4
Medical Products	0.4
Virtual Reality Products	0.4
Computers — Integrated Systems	0.3
Internet Security	0.3
Computer Software	0.3
Data Processing/Management	0.3
Computer Data Security	0.3
Internet Connectivity Services	0.3
Multimedia	0.3
Cellular Telecom	0.3
Electronic Measurement Instruments	0.2
Power Converter/Supply Equipment	0.2
E-Services/Consulting	0.1
Internet Telephone	0.1
Advanced Materials	0.1
Human Resources	0.1

108.0%

*	Calculated as a percentage of net assets

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.9%
Advanced Materials — 0.1%
STR Holdings, Inc.†#	257,600	$610,512

Agricultural Chemicals — 0.9%
Monsanto Co.	69,905	6,402,599

Applications Software — 8.3%
Check Point Software Technologies, Ltd.†#	72,000	3,324,240
Citrix Systems, Inc.†	64,837	3,965,431
Intuit, Inc.#	118,620	7,106,524
Microsoft Corp.	832,705	22,166,607
NetSuite, Inc.†#	11,900	709,478
Red Hat, Inc.†#	129,882	6,416,171
Salesforce.com, Inc.†#	92,158	14,530,552
ServiceNow, Inc.†#	34,400	1,122,472

		59,341,475

Auto - Cars/Light Trucks — 0.5%
Tesla Motors, Inc.†#	104,876	3,546,906

Cable/Satellite TV — 0.6%
Comcast Corp., Class A#	122,295	4,546,928

Cellular Telecom — 0.3%
China Unicom Hong Kong, Ltd.	1,194,000	1,864,132

Commercial Services — 0.8%
ExlService Holdings, Inc.†#	34,751	933,065
Quanta Services, Inc.†	151,320	3,913,135
RPX Corp.†#	87,700	796,316

		5,642,516

Commercial Services - Finance — 1.8%
Alliance Data Systems Corp.†#	28,588	4,073,504
Automatic Data Processing, Inc.#	66,150	3,754,674
Mastercard, Inc., Class A	9,275	4,532,507
Vantiv, Inc., Class A†#	32,400	702,108

		13,062,793

Computer Aided Design — 1.3%
Aspen Technology, Inc.†	131,905	3,428,211
Autodesk, Inc.†	165,400	5,479,702

		8,907,913

Computer Data Security — 0.3%
Fortinet, Inc.†#	113,640	2,270,527

Computer Services — 4.1%
Accenture PLC, Class A	102,613	6,969,475
Cognizant Technology Solutions Corp., Class A†	93,427	6,281,097
International Business Machines Corp.	83,794	15,926,726

		29,177,298

Computer Software — 0.3%
Akamai Technologies, Inc.†	63,310	2,318,412

Computers — 10.0%
Advantech Co., Ltd.	585,000	2,184,639
Apple, Inc.	98,846	57,852,587
Dell, Inc.#	1,124,300	10,838,252

		70,875,478

Computers - Integrated Systems — 0.3%
Teradata Corp.†#	34,642	2,060,506

Computers - Memory Devices — 3.3%
EMC Corp.†	426,706	10,590,843
Fusion-io, Inc.†#	295,150	6,885,849
NetApp, Inc.†	81,900	2,597,049
SanDisk Corp.†	58,060	2,270,146
Seagate Technology PLC#	33,170	832,567

Security Description	Shares	Value (Note 2)

Computers - Memory Devices (continued)
Western Digital Corp.	13,545	$452,945

		23,629,399

Computers - Periphery Equipment — 0.4%
Synaptics, Inc.†	115,800	3,094,176

Consulting Services — 0.8%
Genpact, Ltd.#	223,792	3,591,862
Huron Consulting Group, Inc.†	74,595	2,457,159

		6,049,021

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	25,680	927,048
Fiserv, Inc.†#	18,040	1,388,900

		2,315,948

E-Commerce/Products — 5.8%
Amazon.com, Inc.†	85,365	21,516,248
eBay, Inc.†	362,235	19,133,253
Netflix, Inc.†	5,890	481,272

		41,130,773

E-Commerce/Services — 3.1%
Angie’s List, Inc.†#	93,832	1,042,474
Ctrip.com International, Ltd. ADR†#	89,400	1,707,540
Dena Co., Ltd.	33,200	1,218,293
Groupon, Inc.†#	793,836	3,326,173
priceline.com, Inc.†#	21,720	14,403,835

		21,698,315

E-Services/Consulting — 0.1%
Sapient Corp.†#	71,339	755,480

Electric Products - Misc. — 0.5%
Hitachi, Ltd.	334,000	1,928,598
LG Electronics, Inc.#	18,555	1,307,426

		3,236,024

Electronic Components - Misc. — 1.7%
AAC Technologies Holdings, Inc.	468,100	1,757,595
Anritsu Corp.	43,000	552,399
Hon Hai Precision Industry Co., Ltd.	424,000	1,360,116
LG Display Co., Ltd.†	153,545	4,906,180
TPK Holding Co., Ltd.	200,000	3,194,052

		11,770,342

Electronic Components - Semiconductors — 7.9%
Advanced Micro Devices, Inc.†#	327,100	719,620
Avago Technologies, Ltd.	60,270	2,115,477
Broadcom Corp., Class A	13,920	450,730
Cavium, Inc.†#	64,860	2,285,018
Cree, Inc.†#	58,100	1,877,211
Fairchild Semiconductor International, Inc.†	195,800	2,611,972
First Solar, Inc.†#	147,900	3,991,821
Intel Corp.#	74,725	1,462,368
International Rectifier Corp.†#	77,830	1,329,336
Intersil Corp., Class A	139,600	995,348
MediaTek, Inc.	315,000	3,583,241
MEMC Electronic Materials, Inc.†#	209,300	613,249
Microchip Technology, Inc.#	18,580	565,204
Micron Technology, Inc.†	620,090	3,708,138
NVIDIA Corp.	481,900	5,773,162
ON Semiconductor Corp.†	878,560	5,824,853
PMC - Sierra, Inc.†#	373,300	1,922,495
Samsung Electronics Co., Ltd.	2,972	3,858,920
Samsung Electronics Co., Ltd. GDR*	13,785	9,029,175
Skyworks Solutions, Inc.†	104,055	2,356,846

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Components - Semiconductors (continued)
Texas Instruments, Inc.	45,015	$1,326,592

		56,400,776

Electronic Design Automation — 0.4%
Cadence Design Systems, Inc.†#	216,000	2,749,680

Electronic Measurement Instruments — 0.2%
National Instruments Corp.#	66,300	1,612,416

Electronic Parts Distribution — 0.5%
Avnet, Inc.†	48,690	1,426,130
WPG Holdings, Ltd.	1,731,000	2,290,802

		3,716,932

Enterprise Software/Service — 4.4%
MicroStrategy, Inc., Class A†#	9,150	809,683
Oracle Corp.	797,029	25,584,631
Pactera Technology International, Ltd. ADR†	181,780	1,359,713
QLIK Technologies, Inc.†#	50,010	969,194
Workday, Inc., Class A†	45,199	2,264,470

		30,987,691

Entertainment Software — 1.0%
Activision Blizzard, Inc.#	91,686	1,048,888
Electronic Arts, Inc.†#	342,276	5,069,108
UBISOFT Entertainment†	121,864	1,222,277

		7,340,273

Finance - Credit Card — 2.9%
Visa, Inc., Class A	137,866	20,639,919

Internet Application Software — 0.5%
RealNetworks, Inc.†#	176,524	1,283,330
Splunk, Inc.†	46,300	1,398,260
Tencent Holdings, Ltd.	34,400	1,120,301

		3,801,891

Internet Connectivity Services — 0.3%
M3, Inc.	1,179	2,172,501

Internet Content - Entertainment — 2.3%
Facebook, Inc., Class A†#	487,153	13,640,284
NetEase, Inc. ADR†	67,080	2,942,129
Renren, Inc. ADR†#	1,156	3,965
Youku.com, Inc. Class A(1)(2)	16	15

		16,586,393

Internet Content - Information/News — 0.6%
Kakaku.com, Inc.#	87,300	3,004,429
LinkedIn Corp., Class A†#	5,525	597,473
Yelp, Inc.†#	17,170	324,685

		3,926,587

Internet Infrastructure Software — 1.2%
F5 Networks, Inc.†#	13,765	1,289,505
TIBCO Software, Inc.†#	297,390	7,449,620

		8,739,125

Internet Security — 0.3%
VeriSign, Inc.†#	69,380	2,367,939

Internet Telephone — 0.1%
BroadSoft, Inc.†#	23,000	727,490

Medical Information Systems — 0.0%
athenahealth, Inc.†#	5,130	326,730

Medical Products — 0.4%
Hospira, Inc.†	35,100	1,045,980

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Stryker Corp.	28,400	$1,538,144

		2,584,124

Multimedia — 0.3%
Time Warner, Inc.#	45,830	2,167,759

Networking Products — 4.3%
Acme Packet, Inc.†#	235,600	4,700,220
Cisco Systems, Inc.	1,358,325	25,685,926

		30,386,146

Power Converter/Supply Equipment — 0.2%
Delta Electronics, Inc.	301,000	1,077,442

Semiconductor Components - Integrated Circuits — 5.6%
Analog Devices, Inc.	43,540	1,767,724
Atmel Corp.†#	507,400	2,836,366
Cypress Semiconductor Corp.#	90,600	919,590
Marvell Technology Group, Ltd.#	358,300	3,038,384
Maxim Integrated Products, Inc.	132,985	3,881,832
NXP Semiconductor NV†	107,550	2,632,824
QUALCOMM, Inc.	327,417	20,830,269
Taiwan Semiconductor Manufacturing Co., Ltd.	1,140,000	3,872,720

		39,779,709

Semiconductor Equipment — 2.2%
Applied Materials, Inc.	288,600	3,096,678
ASM Pacific Technology, Ltd.#	163,400	1,906,987
ASML Holding NV#	32,209	2,015,317
Lam Research Corp.†	159,990	5,618,849
Tokyo Electron, Ltd.	62,500	2,786,286

		15,424,117

Telecom Equipment - Fiber Optics — 1.9%
Ciena Corp.†#	109,000	1,621,920
Finisar Corp.†#	189,600	2,572,872
IPG Photonics Corp.#	90,000	5,319,000
JDS Uniphase Corp.†#	334,000	4,051,420

		13,565,212

Telecommunication Equipment — 1.7%
Alcatel-Lucent ADR†#	2,609,400	2,870,340
Juniper Networks, Inc.†#	443,865	7,980,693
ZTE Corp.#	958,000	1,456,122

		12,307,155

Television — 0.0%
Phoenix New Media, Ltd. ADR†#	41,433	135,072

Toys — 0.9%
Nintendo Co., Ltd.	53,100	6,364,141

Virtual Reality Products — 0.4%
RealD, Inc.†#	239,600	2,530,176

Web Hosting/Design — 0.6%
Equinix, Inc.†#	21,780	4,045,853

Web Portals/ISP — 7.8%
Baidu, Inc. ADR†	113,000	10,883,030
Bitauto Holdings, Ltd. ADR†	14,900	98,638
Dropbox, Inc.†(1)(2)(3)	158,291	1,372,427
Google, Inc., Class A†	50,081	34,975,068
SINA Corp.†#	40,856	1,859,765
Yahoo!, Inc.†	327,750	6,151,868

		55,340,796

Wireless Equipment — 1.4%
Aruba Networks, Inc.†#	352,180	6,860,466

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Wireless Equipment (continued)
Motorola Solutions, Inc.	45,510	$2,478,019
Ruckus Wireless, Inc.†#	2,500	33,100
SBA Communications Corp., Class A†#	8,630	593,917

		9,965,502

Total Common Stock
(cost $655,453,658)		682,077,020

CONVERTIBLE PREFERRED STOCK — 0.7%
Computers - Integrated Systems — 0.0%
Silver Spring Networks, Inc. Series E 8.00%(1)(2)(3)	46,800	351,000

E-Commerce/Services — 0.1%
Coupons.com, Inc.(1)(2)(3)	108,436	541,638

Human Resources — 0.1%
Workday, Inc. Series F†(1)(2)(4)	11,845	553,882

Internet Content - Information/News — 0.3%
Twitter, Inc. Series E(1)(2)(3)	184,162	2,346,224

Web Portals/ISP — 0.2%
Dropbox, Inc. Series A†(1)(2)(3)	71,096	595,103
Dropbox, Inc. Class A-1†(1)(2)(3)	60,803	508,947

		1,104,050

Total Convertible Preferred Stock
(cost $2,782,803)		4,896,794

Total Long-Term Investment Securities
(cost $658,236,461)		686,973,814

SHORT-TERM INVESTMENT SECURITIES — 10.3%
Registered Investment Companies — 10.3%
State Street Navigator Securities Lending Prime Portfolio(5)	64,419,982	64,419,982
T. Rowe Price Reserve Investment Fund	8,758,832	8,758,832

Total Short-Term Investment Securities
(cost $73,178,814)		73,178,814

REPURCHASE AGREEMENT — 1.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/2012, to be repurchased 12/03/2012 in the amount of $8,160,000 and collateralized by $8,315,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $8,327,780 (cost $8,160,000)	$8,160,000	8,160,000

TOTAL INVESTMENTS
(cost $739,575,275)(7)	108.0%	768,312,628
Liabilities in excess of other assets	(8.0)	(57,030,933)

NET ASSETS —	100.0%	$711,281,695

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2012, the aggregate value of these securities was $9,029,175 representing 1.3% of net assets. Unless otherwise indicated these securities are not considered illiquid.
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $6,269,236 representing 0.9% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2012, the Science & Technology Fund held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Coupons.com, Inc. Convertible Preferred Stock	06/01/2011	54,218	$595,677
	08/18/2011	54,218	—

		108,436	595,677	$541,638	$5.00	0.1%

Dropbox, Inc. Common Stock	05/01/2012	158,291	1,432,800	1,372,427	8.67	0.2%
Dropbox, Inc. Class A-1 Convertible Preferred Stock	05/01/2012	60,803	550,212	508,947	8.37	0.1%
Dropbox, Inc. Series A Convertible Preferred Stock	05/01/2012	12,378	112,010
	05/29/2012	58,718	531,345

		71,096	643,355	595,103	8.37	0.1%

Silver Spring Networks, Inc. Series E Convertible Preferred Stock	12/11/2009	46,800	468,000	351,000	7.50	0.0%
Twitter, Inc. Series E Series E Preferred Stock	09/24/2009	23,021	367,920
	01/11/2011	46,040	—
	08/22/2011	115,101	—

		184,162	367,920	2,346,224	12.74	0.3%

Workday, Inc. Series F Convertible Preferred Stock	10/13/2011	11,845	157,639	553,882	46.76	0.1%
Youku.Com, Inc. Class A Common Stock	07/11/2011	16	—	15	0.93	0.00%

				$6,269,236		0.9%

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(5)	At November 30, 2012, the Fund had loaned securities with a total value of $62,335,300. This was secured by collateral of $64,419,982, which was received in cash and subsequently invested in short-term investments currently valued at $64,419,982 as reported in the portfolio of investments. Additional collateral of $623,753 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
Federal Home Loan Mtg. Corp.	0.35%	01/10/2013	$15,910
United States Treasury Notes/Bonds	0.25% to 4.00%	12/31/2013 to 02/15/2019	607,843

(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Applications Software	$59,341,475	$—	$—	$59,341,475
Computers	70,875,478	—	—	70,875,478
E-Commerce/Products	41,130,773	—	—	41,130,773
Electronic Components-Semiconductors	56,400,776	—	—	56,400,776
Internet Content-Entertainment	16,586,378	15	—	16,586,393
Semiconductor Components-Integrated Circuits	39,779,709	—	—	39,779,709
Web Portals/ISP	53,968,369	—	1,372,427	55,340,796
Other Industries*	342,621,620	—	—	342,621,620
Convertible Preferred Stock
Human Resources	—	553,882	—	553,882
Other Industries*	—	—	4,342,912	4,342,912
Short-Term Investment Securities:
Registered Investment Companies	73,178,814	—	—	73,178,814
Repurchase Agreement	—	8,160,000	—	8,160,000

Total	$753,883,392	$8,713,897	$5,715,339	$768,312,628

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	10.4%
Medical — Biomedical/Gene	6.4
Medical — Drugs	4.0
Oil Companies — Exploration & Production	3.7
Applications Software	3.5
Repurchase Agreements	3.5
Commercial Services — Finance	3.1
Transport — Truck	2.8
Medical Products	2.6
Retail — Apparel/Shoe	2.5
Electronic Components — Semiconductors	2.5
Machinery — General Industrial	2.4
Enterprise Software/Service	2.3
Insurance — Property/Casualty	2.3
Medical Instruments	2.2
Cosmetics & Toiletries	2.1
Retail — Sporting Goods	1.9
Consulting Services	1.8
Schools	1.8
Computer Aided Design	1.7
Advanced Materials	1.7
Retail — Vitamins & Nutrition Supplements	1.6
Distribution/Wholesale	1.6
Wireless Equipment	1.6
Aerospace/Defense — Equipment	1.6
Building & Construction Products — Misc.	1.5
Aerospace/Defense	1.5
Food — Misc./Diversified	1.5
E-Marketing/Info	1.4
B2B/E — Commerce	1.4
Finance — Consumer Loans	1.4
Machinery — Pumps	1.4
Human Resources	1.4
Internet Security	1.4
Chemicals — Diversified	1.4
Metal Processors & Fabrication	1.3
Recreational Centers	1.3
Oil & Gas Drilling	1.3
Consumer Products — Misc.	1.3
Banks — Commercial	1.2
Retail — Perfume & Cosmetics	1.2
Instruments — Scientific	1.2
Seismic Data Collection	1.1
Oil Field Machinery & Equipment	1.1
Dental Supplies & Equipment	1.1
Medical — Hospitals	1.0
Retail — Building Products	1.0
Investment Management/Advisor Services	1.0
Finance — Other Services	1.0
Apparel Manufacturers	0.9
Office Furnishings — Original	0.9
Medical Labs & Testing Services	0.9
Finance — Mortgage Loan/Banker	0.9
Internet Telephone	0.9
Networking Products	0.9
Computer Data Security	0.8
Vitamins & Nutrition Products	0.8
Multimedia	0.7
Rubber/Plastic Products	0.7
Food — Dairy Products	0.6
Computers — Voice Recognition	0.4
Electronic Components — Misc.	0.2

111.6%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.7%
Advanced Materials — 1.7%
Hexcel Corp.†#	47,463	$1,226,919

Aerospace/Defense — 1.5%
Teledyne Technologies, Inc.†	17,700	1,115,100

Aerospace/Defense - Equipment — 1.6%
HEICO Corp., Class A	34,776	1,168,474

Apparel Manufacturers — 0.9%
Under Armour, Inc., Class A†#	13,488	699,083

Applications Software — 3.5%
Infoblox, Inc.†#	57,810	1,096,078
InterXion Holding NV†	40,780	885,334
Tangoe, Inc.†#	48,430	631,527

		2,612,939

B2B/E-Commerce — 1.4%
SPS Commerce, Inc.†#	28,130	1,036,872

Banks - Commercial — 1.2%
Signature Bank†#	12,969	909,905

Building & Construction Products - Misc. — 1.5%
Trex Co., Inc.†#	27,500	1,116,775

Chemicals - Diversified — 1.4%
Rockwood Holdings, Inc.	21,900	1,004,553

Commercial Services - Finance — 3.1%
Heartland Payment Systems, Inc.#	35,100	1,040,013
WEX, Inc.†#	17,975	1,293,481

		2,333,494

Computer Aided Design — 1.7%
Aspen Technology, Inc.†	47,472	1,233,797

Computer Data Security — 0.8%
Fortinet, Inc.†	31,314	625,654

Computers - Voice Recognition — 0.4%
Vocera Communications, Inc.†	13,040	320,654

Consulting Services — 1.8%
Gartner, Inc.†#	12,091	578,917
Huron Consulting Group, Inc.†	22,600	744,444

		1,323,361

Consumer Products - Misc. — 1.3%
Tumi Holdings, Inc.†#	42,160	947,335

Cosmetics & Toiletries — 2.1%
Elizabeth Arden, Inc.†#	32,880	1,525,961

Dental Supplies & Equipment — 1.1%
Align Technology, Inc.†#	30,204	827,288

Distribution/Wholesale — 1.6%
Beacon Roofing Supply, Inc.†#	38,620	1,191,041

E-Marketing/Info — 1.4%
ExactTarget, Inc.†	52,160	1,075,018

Electronic Components - Misc. — 0.2%
SemiLEDs Corp.†#	109,983	117,682

Electronic Components - Semiconductors — 2.5%
Cree, Inc.†#	16,315	527,138
Microsemi Corp.†#	69,695	1,333,962

		1,861,100

Enterprise Software/Service — 2.3%
Proofpoint, Inc.†#	42,690	469,590
Ultimate Software Group, Inc.†#	13,138	1,241,672

		1,711,262

Security Description	Shares	Value (Note 2)

Finance - Consumer Loans — 1.4%
Portfolio Recovery Associates, Inc.†#	10,361	$1,023,874

Finance - Mortgage Loan/Banker — 0.9%
Ellie Mae, Inc.†	26,100	647,802

Finance - Other Services — 1.0%
MarketAxess Holdings, Inc.#	24,004	740,763

Food - Dairy Products — 0.6%
WhiteWave Foods Co., Class A†#	30,400	461,168

Food - Misc./Diversified — 1.5%
Hain Celestial Group, Inc.†#	17,953	1,082,027

Human Resources — 1.4%
Team Health Holdings, Inc.†	36,223	1,013,882

Instruments - Scientific — 1.2%
FEI Co.#	15,790	868,924

Insurance - Property/Casualty — 2.3%
Amtrust Financial Services, Inc.#	57,946	1,670,004

Internet Security — 1.4%
Sourcefire, Inc.†#	20,500	1,009,215

Internet Telephone — 0.9%
BroadSoft, Inc.†	20,356	643,860

Investment Management/Advisor Services — 1.0%
Financial Engines, Inc.†#	28,465	746,352

Machinery - General Industrial — 2.4%
DXP Enterprises, Inc.†	13,400	647,086
Middleby Corp.†#	9,180	1,169,440

		1,816,526

Machinery - Pumps — 1.4%
Graco, Inc.	20,649	1,020,267

Medical Instruments — 2.2%
Conceptus, Inc.†#	32,800	682,568
DexCom, Inc.†#	73,375	959,745

		1,642,313

Medical Labs & Testing Services — 0.9%
ICON PLC ADR†	23,500	648,365

Medical Products — 2.6%
Cyberonics, Inc.†	24,832	1,283,814
Globus Medical, Inc., Class A†#	46,600	620,246

		1,904,060

Medical - Biomedical/Gene — 6.4%
Aegerion Pharmaceuticals, Inc.†#	19,675	430,883
Amarin Corp. PLC ADR†#	41,650	516,876
Ariad Pharmaceuticals, Inc.†#	24,300	543,348
Cubist Pharmaceuticals, Inc.†#	18,000	730,980
Exact Sciences Corp.†#	53,500	524,835
KYTHERA Biopharmaceuticals, Inc.†#	25,000	611,750
NPS Pharmaceuticals, Inc.†#	73,618	753,112
Seattle Genetics, Inc.†#	24,430	618,323

		4,730,107

Medical - Drugs — 4.0%
Amicus Therapeutics, Inc.†#	118,720	679,078
Jazz Pharmaceuticals PLC†#	24,360	1,312,517
Medivation, Inc.†#	12,084	630,181
Orexigen Therapeutics, Inc.†#	79,200	373,824

		2,995,600

Medical - Hospitals — 1.0%
Acadia Healthcare Co., Inc.†#	33,700	773,415

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Metal Processors & Fabrication — 1.3%
RBC Bearings, Inc.†#	21,487	$1,001,079

Multimedia — 0.7%
Demand Media, Inc.†#	59,200	526,880

Networking Products — 0.9%
Procera Networks, Inc.†#	31,100	642,215

Office Furnishings - Original — 0.9%
Steelcase, Inc., Class A	57,400	668,136

Oil & Gas Drilling — 1.3%
Atwood Oceanics, Inc.†#	20,800	956,800

Oil Companies - Exploration & Production — 3.7%
Energy XXI Bermuda, Ltd.#	22,409	709,917
Kodiak Oil & Gas Corp.†#	80,241	688,468
Oasis Petroleum, Inc.†#	21,220	641,268
Rosetta Resources, Inc.†	15,400	692,076

		2,731,729

Oil Field Machinery & Equipment — 1.1%
Dril - Quip, Inc.†	12,000	844,440

Recreational Centers — 1.3%
Life Time Fitness, Inc.†#	20,500	964,730

Retail - Apparel/Shoe — 2.5%
DSW, Inc., Class A#	16,080	1,093,922
Francesca’s Holdings Corp.†#	30,300	788,709

		1,882,631

Retail - Building Products — 1.0%
Tile Shop Hldgs, Inc.†#	48,100	753,727

Retail - Perfume & Cosmetics — 1.2%
Ulta Salon Cosmetics & Fragrance, Inc.#	8,874	889,885

Retail - Sporting Goods — 1.9%
Cabela’s, Inc.†#	29,080	1,389,152

Retail - Vitamins & Nutrition Supplements — 1.6%
Vitamin Shoppe, Inc.†#	20,285	1,202,089

Rubber/Plastic Products — 0.7%
Proto Labs, Inc.†	13,900	507,072

Schools — 1.8%
Grand Canyon Education, Inc.†#	54,810	1,297,901

Security Description	Shares/ Principal Amount	Value (Note 2)

Seismic Data Collection — 1.1%
Geospace Technologies Corp.†#	11,120	$847,010

Transport - Truck — 2.8%
Old Dominion Freight Line, Inc.†#	30,231	1,010,924
Roadrunner Transportation Systems, Inc.†#	58,489	1,053,387

		2,064,311

Vitamins & Nutrition Products — 0.8%
Natural Grocers by Vitamin Cottage, Inc.†#	29,400	563,598

Wireless Equipment — 1.6%
Aruba Networks, Inc.†#	60,500	1,178,540

Total Long-Term Investment Securities
(cost $63,941,776)		72,334,716

SHORT-TERM INVESTMENT SECURITIES — 10.4%
Registered Investment Companies — 10.4%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $7,718,432)	7,718,432	7,718,432

REPURCHASE AGREEMENT — 3.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/12, to be repurchased 12/03/12 in the amount of $2,608,002 and collateralized by $2,660,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $2,664,088 (cost$ 2,608,000)	2,608,000	2,608,000

TOTAL INVESTMENTS
(cost $74,268,208)(2)	111.6%	82,661,148
Liabilities in excess of other assets	(11.6)	(8,572,219)

NET ASSETS —	100.0%	$74,088,929

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2012, the Fund had loaned securities with a total value of $7,508,229. This was secured by collateral of $7,718,432, which was received in cash and subsequently invested in short-term investments currently valued at $7,718,432 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical - Biomedical/Gene	$4,730,107	$—	$—	$4,730,107
Other Industries*	67,604,609	—	—	67,604,609
Short-Term Investment Securities:
Registered Investment Companies	7,718,432	—	—	7,718,432
Repurchase Agreement	—	2,608,000	—	2,608,000

Total	$80,053,148	$2,608,000	$—	$82,661,148

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	17.7%
Banks — Commercial	8.1
Real Estate Investment Trusts	3.8
Medical — Biomedical/Gene	2.7
Medical Products	2.6
Retail — Apparel/Shoe	2.4
Insurance — Property/Casualty	2.3
Retail — Restaurants	2.2
Oil Companies — Exploration & Production	2.1
Electronic Components — Semiconductors	2.0
Auto/Truck Parts & Equipment — Original	1.9
Time Deposits	1.8
Transport — Truck	1.7
Lasers — System/Components	1.6
Machinery — General Industrial	1.6
Chemicals — Diversified	1.5
Medical — Drugs	1.5
Oil — Field Services	1.4
Computers — Integrated Systems	1.3
Oil Field Machinery & Equipment	1.3
Building & Construction Products — Misc.	1.2
Commercial Services	1.2
Steel Pipe & Tube	1.1
Applications Software	1.1
Investment Management/Advisor Services	1.0
Metal Processors & Fabrication	1.0
Gas — Distribution	1.0
Miscellaneous Manufacturing	0.9
Chemicals — Plastics	0.9
Instruments — Controls	0.9
Food — Misc./Diversified	0.9
Non-Hazardous Waste Disposal	0.9
Medical — Hospitals	0.9
Computer Software	0.9
Distribution/Wholesale	0.9
Consulting Services	0.9
Telecommunication Equipment	0.9
Wire & Cable Products	0.9
Finance — Investment Banker/Broker	0.9
Office Furnishings — Original	0.9
Aerospace/Defense — Equipment	0.8
Electronic Design Automation	0.8
Building — Residential/Commercial	0.8
Telecom Equipment — Fiber Optics	0.8
Containers — Paper/Plastic	0.8
Electronic Components — Misc.	0.8
Savings & Loans/Thrifts	0.8
E-Marketing/Info	0.8
Retail — Home Furnishings	0.8
Insurance Brokers	0.7
Insurance — Multi-line	0.7
Electric — Integrated	0.7
Building Products — Cement	0.7
Food — Canned	0.7
Enterprise Software/Service	0.7
Home Furnishings	0.7
Building — Mobile Home/Manufactured Housing	0.7
Paper & Related Products	0.7
Commercial Services — Finance	0.7
Retail — Automobile	0.7
Advertising Agencies	0.7
Medical — Outpatient/Home Medical	0.6
Diversified Manufacturing Operations	0.6
Quarrying	0.6
Real Estate Management/Services	0.6
Retail — Vitamins & Nutrition Supplements	0.6
Banks — Fiduciary	0.6
Food — Wholesale/Distribution	0.6
Aerospace/Defense	0.6

Semiconductor Equipment	0.6
Transport — Services	0.5
Physicians Practice Management	0.5
Casino Services	0.5
Gold Mining	0.5
Medical — HMO	0.5
Building — Maintance & Services	0.5
Leisure Products	0.4
Wireless Equipment	0.4
Electronic Measurement Instruments	0.4
Lighting Products & Systems	0.4
Medical Instruments	0.3
Therapeutics	0.3
Internet Security	0.3
Coal	0.3
Retail — Sporting Goods	0.3
Human Resources	0.3
Retail — Discount	0.3
Building Products — Air & Heating	0.3
Telecom Services	0.2
Food — Retail	0.2
Advanced Materials	0.2
Auto Repair Centers	0.2
Consumer Products — Misc.	0.2
Data Processing/Management	0.2
Power Converter/Supply Equipment	0.2
Environmental Monitoring & Detection	0.2
Machinery — Pumps	0.2
Garden Products	0.2
Investment Companies	0.2
Financial Guarantee Insurance	0.2
Airlines	0.2
Computers — Periphery Equipment	0.2
Diagnostic Kits	0.2
E-Commerce/Services	0.1
Pharmacy Services	0.1
Multimedia	0.1
Rental Auto/Equipment	0.1
Steel — Producers	0.1
Seismic Data Collection	0.1
Printing — Commercial	0.1
Decision Support Software	0.1
Transactional Software	0.1
Semiconductor Components — Integrated Circuits	0.1
Independent Power Producers	0.1
Energy — Alternate Sources	0.1
Internet Application Software	0.1
Apparel Manufacturers	0.1
Internet Content — Information/News	0.1
Computer Services	0.1
Internet Infrastructure Software	0.1
Retail — Leisure Products	0.1
Telephone — Integrated	0.1
Television	0.1
Publishing — Books	0.1
Electronic Security Devices	0.1
Medical Sterilization Products	0.1
Gambling (Non-Hotel)	0.1
Retail — Misc./Diversified	0.1
Footwear & Related Apparel	0.1
Machinery — Material Handling	0.1
Publishing — Newspapers	0.1
Professional Sports	0.1
Computer Data Security	0.1
Diversified Minerals	0.1
Real Estate Operations & Development	0.1
Computers — Memory Devices	0.1
Networking Products	0.1
Food — Baking	0.1

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited) — (continued)

Industry Allocation* (continued)

Virtual Reality Products	0.1%
Finance — Leasing Companies	0.1
Pollution Control	0.1
E-Services/Consulting	0.1
Heart Monitors	0.1
Vitamins & Nutrition Products	0.1
Diversified Operations	0.1
Industrial Automated/Robotic	0.1
Textile — Products	0.1
Industrial Audio & Video Products	0.1
Finance — Mortgage Loan/Banker	0.1
Agricultural Operations	0.1
Wound, Burn & Skin Care	0.1
Medical Laser Systems	0.1
Medical Labs & Testing Services	0.1
Finance — Other Services	0.1
Chemicals — Specialty	0.1
Casino Hotels	0.1

117.1%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 — (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.4%
Advanced Materials — 0.2%
Core Molding Technologies, Inc.†	25,700	$176,045
Hexcel Corp.†	13,900	359,315
STR Holdings, Inc.†#	24,600	58,302

		593,662

Advertising Agencies — 0.7%
Interpublic Group of Cos., Inc.#	186,037	2,012,920

Advertising Services — 0.0%
Marchex, Inc., Class B	26,400	109,824

Aerospace/Defense — 0.6%
Aerovironment, Inc.†#	61,027	1,245,561
Teledyne Technologies, Inc.†	8,100	510,300

		1,755,861

Aerospace/Defense - Equipment — 0.8%
Ducommun, Inc.†	6,400	100,288
LMI Aerospace, Inc.†	6,100	121,024
Moog, Inc., Class A†	6,400	235,264
Triumph Group, Inc.	32,449	2,128,979

		2,585,555

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.#	4,700	100,016

Agricultural Operations — 0.1%
Cadiz, Inc.†	14,400	123,120
MGP Ingredients, Inc.	13,100	43,230

		166,350

Airlines — 0.2%
Allegiant Travel Co.#	6,300	466,326

Apparel Manufacturers — 0.1%
Carter’s, Inc.†	1,600	84,864
Under Armour, Inc., Class A†#	4,600	238,418

		323,282

Applications Software — 1.1%
Actuate Corp.†	140,080	746,626
Bsquare Corp.†	13,900	40,727
Callidus Software, Inc.†	19,500	82,095
EPIQ Systems, Inc.#	18,500	221,815
Parametric Technology Corp.†	73,376	1,485,130
PDF Solutions, Inc.†	11,700	162,396
Progress Software Corp.†	13,750	276,513
RealPage, Inc.†#	15,600	308,724

		3,324,026

Audio/Video Products — 0.0%
VOXX International Corp.†	19,000	128,060

Auto Repair Centers — 0.2%
Monro Muffler Brake, Inc.#	14,325	459,546
TravelCenters of America LLC†	24,000	106,320

		565,866

Auto - Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†#	1,200	40,584

Auto/Truck Parts & Equipment - Original — 1.9%
Accuride Corp.†	40,000	122,800
Dana Holding Corp.	113,271	1,606,183
Miller Industries, Inc.	10,000	143,000
SORL Auto Parts, Inc.†	15,300	38,709
Spartan Motors, Inc.	21,600	106,488
Strattec Security Corp.	8,300	189,987

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment - Original (continued)
Titan International, Inc.#	89,985	$1,829,395
TRW Automotive Holdings Corp.†	36,522	1,849,474

		5,886,036

Auto/Truck Parts & Equipment - Replacement — 0.0%
Commercial Vehicle Group, Inc.†	6,700	53,667

Banks - Commercial — 8.0%
1st United Bancorp, Inc.†	14,300	81,224
American National Bankshares, Inc.	5,900	118,767
American River Bankshares†	19,500	133,380
Berkshire Bancorp, Inc.	6,500	52,715
Bridge Capital Holdings†	7,200	110,520
Capital Bank Financial Corp., Class A†#	17,300	298,598
Capital City Bank Group, Inc.†	9,600	104,064
Citizens Holding Co.	4,500	85,050
CNB Financial Corp.	8,500	134,725
Commerce Bancshares, Inc.#	51,012	1,825,215
CVB Financial Corp.#	179,086	1,819,514
East West Bancorp, Inc.	102,930	2,176,969
Enterprise Bancorp, Inc.	10,621	177,477
Enterprise Financial Services Corp.	10,000	132,200
Farmers Capital Bank Corp.†	7,900	90,850
Financial Institutions, Inc.	6,500	120,965
First Horizon National Corp.#	47,900	453,134
FNB Corp.#	154,162	1,664,950
Glacier Bancorp, Inc.#	25,571	371,547
Heritage Commerce Corp.†	13,500	91,935
Heritage Financial Corp.	8,300	115,619
LNB Bancorp, Inc.	16,300	105,624
Merchants Bancshares, Inc.	4,600	127,742
Metro Bancorp, Inc.†	10,500	134,610
MetroCorp Bancshares, Inc.†	8,000	77,760
MidWestOne Financial Group, Inc.	5,400	111,024
Northrim BanCorp, Inc.	7,100	157,691
Ohio Valley Banc Corp.	6,400	118,976
Pacific Continental Corp.	13,000	117,910
Park Sterling Corp.†	25,200	132,300
Pinnacle Financial Partners, Inc.†	5,000	95,150
Preferred Bank†	3,320	44,986
Prosperity Bancshares, Inc.#	10,300	423,639
Sierra Bancorp	9,400	98,794
Signature Bank†	10,500	736,680
Southwest Bancorp, Inc.†	13,500	147,150
Suffolk Bancorp†	9,100	113,477
Susquehanna Bancshares, Inc.	209,511	2,153,773
Synovus Financial Corp.#	53,800	127,506
TCF Financial Corp.#	19,100	226,908
Texas Capital Bancshares, Inc.†#	55,707	2,509,043
United Security Bancshares†	19,532	52,736
Valley National Bancorp.#	23,572	224,877
Washington Banking Co.	13,800	184,920
Washington Trust Bancorp, Inc.	7,100	179,062
Webster Financial Corp.#	85,422	1,778,486
West Bancorporation, Inc.	14,344	144,874
Westamerica Bancorporation#	7,400	314,944
Western Alliance Bancorp†#	27,200	276,352
Wintrust Financial Corp.#	51,796	1,905,575
Zions Bancorporation#	79,251	1,590,568

		24,572,555

Banks - Fiduciary — 0.6%
Boston Private Financial Holdings, Inc.#	193,757	1,788,377

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	5,100	83,895

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Beverages - Non - alcoholic — 0.0%
Primo Water Corp.†	21,600	$22,248

Brewery — 0.0%
Craft Brew Alliance, Inc.†	18,800	119,944

Broadcast Services/Program — 0.0%
Outdoor Channel Holdings, Inc.	5,932	44,075

Building & Construction Products - Misc. — 1.2%
Gibraltar Industries, Inc.†#	5,550	76,979
Louisiana-Pacific Corp.†#	34,400	599,248
NCI Building Systems, Inc.†	10,700	140,063
Quanex Building Products Corp.#	19,900	416,308
Simpson Manufacturing Co., Inc.#	4,400	143,924
Trex Co., Inc.†#	59,812	2,428,965

		3,805,487

Building & Construction - Misc. — 0.0%
Aegion Corp.†#	5,500	113,410

Building Products - Air & Heating — 0.3%
American DG Energy, Inc.†	20,300	41,818
Lennox International, Inc.	13,600	715,224

		757,042

Building Products - Cement — 0.7%
Eagle Materials, Inc.	38,526	2,050,354
Martin Marietta Materials, Inc.#	2,100	189,000

		2,239,354

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	18,400	125,488

Building - Heavy Construction — 0.0%
Orion Marine Group, Inc.†	16,100	114,310

Building - Maintance & Services — 0.5%
ABM Industries, Inc.#	73,176	1,396,198

Building - Mobile Home/Manufactured Housing — 0.7%
Thor Industries, Inc.#	58,379	2,203,223

Building - Residential/Commercial — 0.8%
Meritage Homes Corp.†#	68,800	2,409,376
Standard Pacific Corp.†#	20,300	136,010

		2,545,386

Casino Hotels — 0.1%
Monarch Casino & Resort, Inc.†	15,000	142,050

Casino Services — 0.5%
Bally Technologies, Inc.†#	32,505	1,467,276

Chemicals - Diversified — 1.5%
FMC Corp.#	37,259	2,066,384
Innophos Holdings, Inc.	39,705	1,902,267
Rockwood Holdings, Inc.	16,000	733,920

		4,702,571

Chemicals - Plastics — 0.9%
Landec Corp.†	18,600	187,116
PolyOne Corp.	133,146	2,681,560

		2,868,676

Chemicals - Specialty — 0.1%
KMG Chemicals, Inc.	7,800	142,116

Circuit Boards — 0.0%
UQM Technologies, Inc.†	57,300	52,716

Security Description	Shares	Value (Note 2)

Coal — 0.3%
Cloud Peak Energy, Inc.†	21,100	$400,267
James River Coal Co.†	43,200	159,408
Walter Energy, Inc.#	2,600	78,520
Westmoreland Coal Co.†#	19,700	193,454

		831,649

Commercial Services — 1.2%
Collectors Universe	7,200	73,656
HMS Holdings Corp.†#	19,300	447,181
Intersections, Inc.	12,500	115,375
Mac-Gray Corp.	10,700	127,544
Providence Service Corp.†	7,700	107,184
Quanta Services, Inc.†	7,617	196,976
RPX Corp.†#	1,700	15,436
Team, Inc.†#	71,714	2,575,967

		3,659,319

Commercial Services - Finance — 0.7%
Global Payments, Inc.	4,100	180,031
Green Dot Corp., Class A†#	1,300	16,159
Heartland Payment Systems, Inc.#	62,040	1,838,245

		2,034,435

Communications Software — 0.0%
Digi International, Inc.†	13,300	129,675

Computer Data Security — 0.1%
Fortinet, Inc.†	5,600	111,888
Qualys, Inc.†#	10,400	139,152

		251,040

Computer Services — 0.1%
Carbonite, Inc.†	15,000	143,100
Dynamics Research Corp.†	10,000	52,800
FleetMatics Group PLC	5,300	115,434

		311,334

Computer Software — 0.9%
Eloqua, Inc.†#	5,400	97,470
SS&C Technologies Holdings, Inc.†#	112,505	2,653,993

		2,751,463

Computers - Integrated Systems — 1.2%
3D Systems Corp.†#	18,600	831,606
Cray, Inc.†	21,100	300,042
Jack Henry & Associates, Inc.	68,085	2,646,464
Radisys Corp.†	15,700	35,325

		3,813,437

Computers - Memory Devices — 0.1%
Datalink Corp.†	11,100	95,904
Dot Hill Systems Corp.†	87,300	77,697
Netlist, Inc.†	37,900	29,638
Xyratex, Ltd.#	2,500	23,425

		226,664

Computers - Periphery Equipment — 0.2%
Immersion Corp.†	25,600	168,192
Synaptics, Inc.†	11,000	293,920

		462,112

Consulting Services — 0.9%
Forrester Research, Inc.	6,000	168,060
Hackett Group, Inc.†	27,900	99,324
Information Services Group, Inc.†	42,400	42,400

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Consulting Services (continued)
MAXIMUS, Inc.	36,875	$2,322,756
PDI, Inc.†	9,800	63,994

		2,696,534

Consumer Products - Misc. — 0.2%
AT Cross Co., Class A†	13,000	127,400
Kid Brands, Inc.†	18,000	29,880
Tumi Holdings, Inc.†	17,300	388,731

		546,011

Containers - Paper/Plastic — 0.8%
Graphic Packaging Holding Co.†	388,679	2,522,527

Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.	3,421	15,052

Data Processing/Management — 0.2%
CommVault Systems, Inc.†	4,900	325,164
Innodata, Inc.†	25,000	92,500
Official Payments Holdings, Inc.†	23,100	117,579

		535,243

Decision Support Software — 0.1%
Interactive Intelligence Group, Inc.†#	12,200	391,864

Diagnostic Equipment — 0.0%
CardioNet, Inc.†	44,400	96,348

Diagnostic Kits — 0.2%
Meridian Bioscience, Inc.#	22,400	448,672

Diamonds/Precious Stones — 0.0%
Petra Diamonds, Ltd.†	35,600	60,687

Direct Marketing — 0.0%
ValueVision Media, Inc., Class A†	18,400	33,672

Disposable Medical Products — 0.0%
Rochester Medical Corp.†	10,900	120,554

Distribution/Wholesale — 0.9%
Beacon Roofing Supply, Inc.†#	74,891	2,309,638
Pool Corp.#	10,411	436,117

		2,745,755

Diversified Manufacturing Operations — 0.6%
A.O. Smith Corp.#	2,250	141,638
AZZ, Inc.	11,400	434,568
Chase Corp.	7,100	122,475
Colfax Corp.†#	1,900	74,081
EnPro Industries, Inc.†#	11,100	436,008
Fabrinet†#	6,300	78,246
Koppers Holdings, Inc.	11,800	417,602
Lydall, Inc.†	7,000	91,630
Standex International Corp.	3,600	177,336

		1,973,584

Diversified Minerals — 0.1%
AMCOL International Corp.#	8,300	250,577

Diversified Operations — 0.1%
Horizon Pharma, Inc.†	27,700	71,743
Resource America, Inc., Class A	17,400	119,538

		191,281

E-Commerce/Products — 0.0%
1-800-FLOWERS.COM, Inc., Class A†	40,600	127,078

E-Commerce/Services — 0.1%
Angie’s List, Inc.†#	16,600	184,426
OpenTable, Inc.†#	4,800	215,472

Security Description	Shares	Value (Note 2)

E-Commerce/Services (continued)
Zillow, Inc., Class A†#	1,100	$30,272

		430,170

E-Marketing/Info — 0.8%
Active Network, Inc.†#	12,000	64,320
ValueClick, Inc.†#	126,216	2,381,696

		2,446,016

E-Services/Consulting — 0.1%
Saba Software, Inc.†#	3,700	28,934
Sapient Corp.†	18,000	190,620

		219,554

Electric Products - Misc. — 0.0%
Graham Corp.	5,800	104,226

Electric - Integrated — 0.7%
Cleco Corp.#	3,400	136,986
El Paso Electric Co.	11,700	372,645
Empire District Electric Co.	5,900	118,000
NorthWestern Corp.	5,000	173,450
OGE Energy Corp.	8,900	508,457
PNM Resources, Inc.	21,800	460,634
UNS Energy Corp.#	11,200	476,896

		2,247,068

Electronic Components - Misc. — 0.8%
Gentex Corp.#	6,500	115,375
OSI Systems, Inc.†	11,409	699,143
Pulse Electronics Corp.†	30,400	9,728
Sanmina Corp.†	179,264	1,688,667

		2,512,913

Electronic Components - Semiconductors — 2.0%
AXT, Inc.†	29,500	83,190
Cavium, Inc.†#	14,700	517,881
Diodes, Inc.†#	23,850	361,089
Fairchild Semiconductor International, Inc.†#	5,100	68,034
First Solar, Inc.†#	1,800	48,582
GT Advanced Technologies, Inc.†#	18,100	60,997
Intersil Corp., Class A	20,700	147,591
Kopin Corp.†#	17,100	54,891
Lattice Semiconductor Corp.†#	310,509	1,229,616
Mindspeed Technologies, Inc.†	2,902	10,534
PLX Technology, Inc.†	18,300	83,997
PMC - Sierra, Inc.†#	72,800	374,920
Rubicon Technology, Inc.†	11,000	70,620
Semtech Corp.†#	87,298	2,387,600
Silicon Laboratories, Inc.†#	9,900	414,018
Supertex, Inc.	5,600	101,808

		6,015,368

Electronic Design Automation — 0.8%
Cadence Design Systems, Inc.†#	200,191	2,548,431

Electronic Measurement Instruments — 0.4%
Analogic Corp.	2,100	154,707
CyberOptics Corp.†	18,900	139,860
ESCO Technologies, Inc.	12,800	469,760
Measurement Specialties, Inc.†#	2,300	71,415
National Instruments Corp.	11,600	282,112
Orbotech, Ltd.†	9,900	83,853

		1,201,707

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.#	4,500	287,460

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronics - Military — 0.0%
M/A-COM Technology Solutions Holdings, Inc.†#	9,100	$128,492

Energy - Alternate Sources — 0.1%
Ascent Solar Technologies, Inc.†	33,000	25,740
FuelCell Energy, Inc.†	49,000	42,140
Ocean Power Technologies, Inc.†	17,900	42,781
REX American Resources Corp.†	4,600	86,664
Saratoga Resources, Inc.†	17,300	66,605
Solazyme, Inc.†#	10,800	80,568

		344,498

Engineering/R&D Services — 0.0%
VSE Corp.	3,700	85,174

Enterprise Software/Service — 0.7%
American Software, Inc., Class A	11,600	93,612
Concur Technologies, Inc.†#	5,000	328,550
Guidewire Software, Inc.#	8,700	260,130
MicroStrategy, Inc., Class A†	14,757	1,305,847
Proofpoint, Inc.†#	4,900	53,900
PROS Holdings, Inc.†#	8,800	156,024
QLIK Technologies, Inc.†	1,200	23,256

		2,221,319

Environmental Monitoring & Detection — 0.2%
Mine Safety Appliances Co.	13,400	518,312

Filtration/Separation Products — 0.0%
CLARCOR, Inc.#	2,200	102,036

Finance - Consumer Loans — 0.0%
Asta Funding, Inc.	13,200	121,968

Finance - Investment Banker/Broker — 0.9%
Diamond Hill Investment Group, Inc.	1,700	136,051
E*TRADE Financial Corp.†#	44,200	372,164
Evercore Partners, Inc., Class A	54,347	1,492,912
FBR & Co.†	39,000	130,650
Gleacher & Co., Inc.†	20,600	13,596
JMP Group, Inc.	16,300	85,575
KBW, Inc.#	8,900	153,525
Piper Jaffray Cos.†#	4,300	121,991
SWS Group, Inc.†	21,300	102,240

		2,608,704

Finance - Leasing Companies — 0.1%
California First National Bancorp	6,000	92,280
Marlin Business Services Corp.	7,500	129,750

		222,030

Finance - Mortgage Loan/Banker — 0.1%
Federal Agricultural Mtg. Corp., Class C	5,000	168,400

Finance - Other Services — 0.1%
Asset Acceptance Capital Corp.†	26,100	147,465

Financial Guarantee Insurance — 0.2%
Assured Guaranty, Ltd.#	23,977	334,479
MGIC Investment Corp.†#	14,800	25,900
Radian Group, Inc.#	24,500	107,310

		467,689

Food - Baking — 0.1%
Flowers Foods, Inc.#	9,600	225,984

Food - Canned — 0.7%
Seneca Foods Corp., Class B†	200	5,692
TreeHouse Foods, Inc.†#	42,522	2,229,854

		2,235,546

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 0.9%
Ingredion, Inc.	35,974	$2,336,511
Inventure Foods, Inc.†	17,900	116,171
John B. Sanfilippo & Son, Inc.	12,100	214,412
Overhill Farms, Inc.†	18,500	81,770
Senomyx, Inc.†#	47,700	82,521

		2,831,385

Food - Retail — 0.2%
Fresh Market, Inc.†#	11,800	611,594

Food - Wholesale/Distribution — 0.6%
United Natural Foods, Inc.†#	34,439	1,782,907

Footwear & Related Apparel — 0.1%
Heelys, Inc.†	56,600	125,652
R.G. Barry Corp.	9,700	148,701

		274,353

Gambling (Non-Hotel) — 0.1%
Dover Downs Gaming & Entertainment, Inc.	43,334	90,568
Isle of Capri Casinos, Inc.†	23,400	114,894
Lakes Entertainment, Inc.†	30,400	79,952

		285,414

Garden Products — 0.2%
Toro Co.	10,900	488,974

Gas - Distribution — 1.0%
Chesapeake Utilities Corp.#	1,700	76,500
Delta Natural Gas Co., Inc.	7,600	154,888
Southwest Gas Corp.	12,000	503,280
UGI Corp.	67,465	2,241,187

		2,975,855

Gold Mining — 0.5%
Allied Nevada Gold Corp.†#	14,115	459,443
Detour Gold Corp.†	16,997	420,925
Franco-Nevada Corp.	8,900	503,708
Vista Gold Corp.†	24,300	71,928

		1,456,004

Healthcare Safety Devices — 0.0%
Alpha PRO Tech, Ltd.†	30,000	42,600

Heart Monitors — 0.1%
HeartWare International, Inc.†#	2,500	205,775

Home Furnishings — 0.7%
American Woodmark Corp.†#	4,700	133,527
Ethan Allen Interiors, Inc.	2,700	78,327
Hooker Furniture Corp.	9,100	126,399
La-Z-Boy, Inc.#	125,446	1,871,654

		2,209,907

Hotel/Motels — 0.0%
Morgans Hotel Group Co.†	19,000	111,150

Housewares — 0.0%
Lifetime Brands, Inc.	8,000	80,000

Human Resources — 0.3%
Barrett Business Services, Inc.	6,700	222,775
Cross Country Healthcare, Inc.†	20,000	80,200
CTPartners Executive Search, Inc.†#	3,400	13,600
Hudson Global, Inc.†	23,600	103,604
Kforce, Inc.#	19,700	253,342
Korn/Ferry International†	8,000	115,360

		788,881

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Independent Power Producers — 0.1%
GenOn Energy, Inc.†	141,680	$361,284
Synthesis Energy Systems, Inc.†#	4,300	5,117

		366,401

Industrial Audio & Video Products — 0.1%
Ballantyne Strong, Inc.†	14,000	44,520
Iteris, Inc.†	76,210	127,271

		171,791

Industrial Automated/Robotic — 0.1%
Adept Technology, Inc.†	23,000	57,730
Hurco Cos., Inc.†	5,000	120,050

		177,780

Instruments - Controls — 0.9%
Watts Water Technologies, Inc., Class A#	64,858	2,652,044
Woodward, Inc.	5,300	193,821

		2,845,865

Insurance Brokers — 0.7%
Arthur J. Gallagher & Co.#	59,052	2,156,579
Brown & Brown, Inc.	4,900	131,516

		2,288,095

Insurance - Life/Health — 0.0%
Independence Holding Co.	10,460	88,910

Insurance - Multi-line — 0.7%
American Financial Group, Inc.	49,742	1,972,270
Fortegra Financial Corp.†#	9,600	84,096
Kemper Corp.#	6,600	195,426

		2,251,792

Insurance - Property/Casualty — 2.3%
Enstar Group, Ltd.†	700	71,687
Hallmark Financial Services, Inc.†	13,000	106,080
HCC Insurance Holdings, Inc.	11,800	435,184
Infinity Property & Casualty Corp.	12,200	667,584
Markel Corp.†	5,358	2,566,482
RLI Corp.#	4,700	302,868
Selective Insurance Group, Inc.	25,000	467,000
State Auto Financial Corp.#	5,750	83,490
Universal Insurance Holdings, Inc.	28,300	129,897
WR Berkley Corp.#	52,506	2,087,113

		6,917,385

Internet Application Software — 0.1%
Lionbridge Technologies, Inc.†	36,800	151,248
Splunk, Inc.†#	5,700	172,140

		323,388

Internet Connectivity Services — 0.0%
PC-Tel, Inc.	21,200	136,952

Internet Content - Entertainment — 0.0%
Pandora Media, Inc.†#	15,000	130,800

Internet Content - Information/News — 0.1%
Bankrate, Inc.†#	20,000	240,600
TheStreet, Inc.	48,200	80,976

		321,576

Internet Financial Services — 0.0%
Online Resources Corp.†	30,900	71,379

Internet Infrastructure Software — 0.1%
support.com, Inc.†	31,500	138,600
TeleCommunication Systems, Inc., Class A†	28,000	63,000

Security Description	Shares	Value (Note 2)

Internet Infrastructure Software (continued)
Unwired Planet, Inc.†	75,400	$103,298

		304,898

Internet Security — 0.3%
iPass, Inc.†	49,900	91,317
Sourcefire, Inc.†#	14,100	694,143
Zix Corp.†	41,500	113,710

		899,170

Investment Companies — 0.2%
Arlington Asset Investment Corp., Class A	6,300	136,332
Gladstone Capital Corp.	12,000	98,760
KCAP Financial, Inc.	16,700	147,461
NGP Capital Resources Co.	13,000	93,600

		476,153

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†#	14,676	1,891,296
Cohen & Steers, Inc.#	10,400	297,232
Financial Engines, Inc.†#	18,000	471,960
Manning & Napier, Inc.	8,400	105,084
National Financial Partners Corp.†#	6,500	107,965
Pzena Investment Management, Inc., Class A	3,700	20,498
Waddell & Reed Financial, Inc., Class A#	9,500	308,655

		3,202,690

Lasers - System/Components — 1.6%
Cymer, Inc.†#	37,301	3,271,298
Electro Scientific Industries, Inc.	119,986	1,300,648
Newport Corp.†	9,000	114,660
Rofin-Sinar Technologies, Inc.†#	9,800	207,270

		4,893,876

Leisure Products — 0.4%
Brunswick Corp.#	42,600	1,097,802
Johnson Outdoors, Inc., Class A†	3,400	70,992
Marine Products Corp.	23,100	126,588

		1,295,382

Lighting Products & Systems — 0.4%
Acuity Brands, Inc.#	18,000	1,190,700

Machine Tools & Related Products — 0.0%
Hardinge, Inc.	11,000	105,490

Machinery - Construction & Mining — 0.0%
Terex Corp.†#	2,600	62,894

Machinery - General Industrial — 1.6%
Albany International Corp., Class A#	13,300	286,083
Flow International Corp.†	35,000	110,250
Gardner Denver, Inc.#	32,156	2,246,097
IDEX Corp.#	45,392	2,040,370
Tennant Co.	2,700	102,978

		4,785,778

Machinery - Material Handling — 0.1%
Cascade Corp.	4,100	266,377

Machinery - Pumps — 0.2%
Graco, Inc.	10,000	494,100

Medical Instruments — 0.3%
Bruker Corp.†#	16,100	235,060
Cardiovascular Systems, Inc.†	12,200	142,252
CryoLife, Inc.	17,000	100,980
Edwards Lifesciences Corp.†#	1,200	104,124
Integra LifeSciences Holdings Corp.†	1,300	50,388

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Instruments (continued)
Synergetics USA, Inc.†	15,761	$67,299
TranS1, Inc.†	40,300	116,064
Vascular Solutions, Inc.†	7,500	112,125

		928,292

Medical Labs & Testing Services — 0.1%
BioClinica, Inc.†	25,200	149,436

Medical Laser Systems — 0.1%
LCA-Vision, Inc.†	18,900	60,669
Palomar Medical Technologies, Inc.†	11,000	99,770

		160,439

Medical Products — 2.6%
Accuray, Inc.†#	1,037	6,512
Cardica, Inc.†	33,400	35,070
Chindex International, Inc.†	7,100	72,775
Cooper Cos., Inc.	4,900	465,206
Haemonetics Corp.†#	26,024	2,108,725
Orthofix International NV†	22,778	848,481
PSS World Medical, Inc.†#	5,800	164,952
Span-America Medical Systems, Inc.	3,100	58,900
Teleflex, Inc.#	25,836	1,787,851
Tornier NV†	1,600	25,952
Wright Medical Group, Inc.†#	114,178	2,411,439

		7,985,863

Medical Sterilization Products — 0.1%
STERIS Corp.	8,400	287,028

Medical - Biomedical/Gene — 2.7%
AMAG Pharmaceuticals, Inc.†#	4,700	70,641
Astex Pharmaceuticals†	59,400	165,132
Bio-Rad Laboratories, Inc., Class A†	16,592	1,733,698
Biota Pharmaceuticals, Inc.	4,250	18,700
Charles River Laboratories International, Inc.†	46,431	1,781,557
Cubist Pharmaceuticals, Inc.†#	52,724	2,141,122
Enzo Biochem, Inc.†	33,500	92,460
Exelixis, Inc.†#	24,400	119,316
Geron Corp.†	77,000	110,110
GTx, Inc.†	37,700	149,669
Harvard Bioscience, Inc.†	30,000	118,200
Incyte Corp., Ltd.†#	32,400	570,240
Maxygen, Inc.	18,100	47,422
Medicines Co.†#	10,100	216,847
Pacific Biosciences of California, Inc.†	55,100	92,568
Regeneron Pharmaceuticals, Inc.†	3,100	547,305
Repligen Corp.†	17,000	109,650
Seattle Genetics, Inc.†#	5,900	149,329
Transcept Pharmaceuticals, Inc.†	13,000	70,070
XOMA Corp.†	46,000	140,300

		8,444,336

Medical - Drugs — 1.5%
Acadia Pharmaceuticals, Inc.†	16,300	84,760
Achillion Pharmaceuticals, Inc.†#	7,600	59,204
Alimera Sciences, Inc.†	25,025	49,800
Alkermes PLC†#	16,000	308,960
Auxilium Pharmaceuticals, Inc.†	70,619	1,351,647
BioSpecifics Technologies Corp.†	5,200	69,316
Cumberland Pharmaceuticals, Inc.†	12,800	57,344
Cytori Therapeutics, Inc.†	17,000	71,230
Endo Health Solutions, Inc.†	51,909	1,487,712
Idenix Pharmaceuticals, Inc.†#	18,800	96,256
Optimer Pharmaceuticals, Inc.†#	5,100	51,969
Pacira Pharmaceuticals, Inc.†#	17,200	293,260

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Pozen, Inc.†	15,600	$86,580
Rigel Pharmaceuticals, Inc.†#	14,900	123,670
SIGA Technologies, Inc.†	19,900	53,730
Targacept, Inc.†#	1,300	5,577
Vanda Pharmaceuticals, Inc.†	16,600	57,768
XenoPort, Inc.†#	20,300	159,355
Zalicus, Inc.	101,600	66,548

		4,534,686

Medical - HMO — 0.5%
AMERIGROUP Corp.†	8,000	734,560
Centene Corp.†	6,100	267,851
WellCare Health Plans, Inc.†	8,800	424,776

		1,427,187

Medical - Hospitals — 0.9%
Acadia Healthcare Co., Inc.†#	7,600	174,420
LifePoint Hospitals, Inc.†#	8,700	313,026
Universal Health Services, Inc., Class B	45,619	2,056,048
Vanguard Health Systems, Inc.†	21,100	223,027

		2,766,521

Medical - Outpatient/Home Medical — 0.6%
Amsurg Corp.†	70,723	1,981,658

Metal Processors & Fabrication — 1.0%
Ampco-Pittsburgh Corp.	6,500	121,745
Dynamic Materials Corp.	8,100	113,319
Haynes International, Inc.#	39,859	1,855,038
NN, Inc.†	14,900	120,988
RBC Bearings, Inc.†	10,500	489,195
Rexnord Corp.†	11,200	239,456
Sun Hydraulics Corp.#	7,500	196,050

		3,135,791

Metal - Diversified — 0.0%
Luxfer Holdings PLC ADR	8,500	95,710

Miscellaneous Manufacturing — 0.9%
FreightCar America, Inc.	6,800	143,004
John Bean Technologies Corp.	11,500	187,335
Trimas Corp.†#	99,224	2,569,902

		2,900,241

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	36,000	87,480

Multimedia — 0.1%
Entravision Communications Corp., Class A	58,800	88,200
Media General, Inc., Class A†	13,200	59,004
Meredith Corp.#	9,400	293,092

		440,296

Networking Products — 0.1%
Acme Packet, Inc.†	10,000	199,500
Ixia†	1,800	27,036

		226,536

Non-Hazardous Waste Disposal — 0.9%
Casella Waste Systems, Inc., Class A†	15,900	70,278
Waste Connections, Inc.#	82,046	2,700,954

		2,771,232

Office Furnishings - Original — 0.9%
Interface, Inc.#	156,466	2,298,486
Knoll, Inc.#	21,200	304,432

		2,602,918

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production — 2.1%
Approach Resources, Inc.†#	4,500	$105,705
Bill Barrett Corp.†#	19,500	338,910
Callon Petroleum Co.†	13,100	61,439
Clayton Williams Energy, Inc.†	5,600	227,976
Contango Oil & Gas Co.	7,700	315,623
Crimson Exploration, Inc.†	33,200	90,968
Double Eagle Petroleum Co.†	11,000	47,080
Energen Corp.	34,396	1,531,654
Evolution Petroleum Corp.†	10,600	83,740
FieldPoint Petroleum Corp.†	31,900	126,962
Forest Oil Corp.†#	10,200	64,974
GeoMet, Inc.†	26,800	4,290
Goodrich Petroleum Corp.†#	16,200	145,962
Lone Pine Resources, Inc.†#	6,247	6,622
Matador Resources Co.†	17,400	154,686
Miller Energy Resources, Inc.†	23,400	106,236
Oasis Petroleum, Inc.†	25,800	779,676
PostRock Energy Corp.†	24,600	33,702
Rosetta Resources, Inc.†	39,486	1,774,501
Swift Energy Co.†#	13,900	215,172
Warren Resources, Inc.†	34,500	94,875

		6,310,753

Oil Field Machinery & Equipment — 1.3%
Bolt Technology Corp.	12,800	184,960
Dresser-Rand Group, Inc.†#	35,744	1,887,641
Forum Energy Technologies, Inc.†#	8,600	217,064
Gulf Island Fabrication, Inc.	9,600	223,392
Lufkin Industries, Inc.#	21,157	1,158,557
Mitcham Industries, Inc.†	6,900	99,981
Natural Gas Services Group, Inc.†	7,400	121,804

		3,893,399

Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	214	7,466

Oil - Field Services — 1.4%
C&J Energy Services, Inc.†	12,200	243,634
Forbes Energy Services, Ltd.†	17,200	39,904
Key Energy Services, Inc.†	21,800	145,842
Oceaneering International, Inc.	38,629	2,034,976
Oil States International, Inc.†	25,431	1,798,480
Superior Energy Services, Inc.†	4,677	94,990

		4,357,826

Optical Recognition Equipment — 0.0%
Digimarc Corp.	3,100	57,567

Paper & Related Products — 0.7%
Schweitzer-Mauduit International, Inc.#	56,114	2,102,592
Xerium Technologies, Inc.†	15,000	45,000

		2,147,592

Patient Monitoring Equipment — 0.0%
Masimo Corp.#	1,000	20,720

Pharmacy Services — 0.1%
Catamaran Corp.†#	9,068	441,521

Physicians Practice Management — 0.5%
Healthways, Inc.†#	5,700	61,674
IPC The Hospitalist Co., Inc.†#	40,039	1,511,472

		1,573,146

Pollution Control — 0.1%
CECO Environmental Corp.	12,700	118,364
Met-Pro Corp.	11,500	102,465

		220,829

Security Description	Shares	Value (Note 2)

Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†#	26,800	$342,772
Power-One, Inc.†#	24,800	102,920
PowerSecure International, Inc.†	12,700	81,915

		527,607

Printing - Commercial — 0.1%
American Reprographics Co.†	17,300	43,596
Consolidated Graphics, Inc.†	3,500	119,140
Multi-Color Corp.#	10,750	241,660

		404,396

Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	6,000	262,800

Publishing - Books — 0.1%
Courier Corp.	7,700	87,087
Scholastic Corp.#	7,249	203,407

		290,494

Publishing - Newspapers — 0.1%
AH Belo Corp., Class A	18,221	84,545
Dolan Co.†	21,200	72,716
Lee Enterprises, Inc.†	86,500	107,260

		264,521

Quarrying — 0.6%
Compass Minerals International, Inc.#	24,557	1,876,155

Radio — 0.0%
Emmis Communications Corp., Class A†	40,500	76,950
Salem Communications Corp., Class A	10,000	51,800

		128,750

Real Estate Investment Trusts — 3.8%
Acadia Realty Trust#	7,200	178,704
CBL & Associates Properties, Inc.#	26,500	596,515
Chesapeake Lodging Trust	17,100	322,677
Colony Financial, Inc.#	6,900	138,138
Cousins Properties, Inc.#	19,635	161,203
DCT Industrial Trust, Inc.#	357,500	2,234,375
DiamondRock Hospitality Co.	62,608	547,194
Douglas Emmett, Inc.#	83,700	1,900,827
EastGroup Properties, Inc.	10,700	559,396
Education Realty Trust, Inc.	171,700	1,770,227
Equity One, Inc.#	15,000	310,050
First Potomac Realty Trust#	10,900	127,857
Kilroy Realty Corp.#	7,700	347,270
LaSalle Hotel Properties#	80,840	1,949,053
Parkway Properties, Inc.#	5,000	67,200
Pebblebrook Hotel Trust	6,100	127,185
PS Business Parks, Inc.	1,300	83,837
Starwood Property Trust, Inc.	5,000	114,300

		11,536,008

Real Estate Management/Services — 0.6%
Jones Lang LaSalle, Inc.	22,274	1,826,691

Real Estate Operations & Development — 0.1%
AV Homes, Inc.†	11,400	150,822
Consolidated-Tomoka Land Co.	3,100	98,022

		248,844

Recycling — 0.0%
Metalico, Inc.†	31,700	52,939

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Rental Auto/Equipment — 0.1%
Electro Rent Corp.#	6,300	$98,973
H&E Equipment Services, Inc.#	21,900	340,545

		439,518

Retail - Apparel/Shoe — 2.4%
American Eagle Outfitters, Inc.	9,900	209,880
ANN, Inc.†	21,650	726,358
bebe stores, Inc.#	206,794	777,545
Casual Male Retail Group, Inc.†	39,600	151,668
Chico’s FAS, Inc.	17,100	318,915
Christopher & Banks Corp.†#	33,300	152,181
dELiA*s, Inc.†	39,400	41,370
Express, Inc.†#	17,100	255,303
Francesca’s Holdings Corp.†#	14,300	372,229
Genesco, Inc.†	25,430	1,407,042
Hot Topic, Inc.#	22,000	219,560
Pacific Sunwear of California, Inc.†	72,200	109,744
PVH Corp.	21,385	2,450,507
rue21, Inc.†#	10,000	287,100
Vera Bradley, Inc.†#	1,500	41,565

		7,520,967

Retail - Appliances — 0.0%
hhgregg, Inc.†#	7,400	54,760

Retail - Automobile — 0.7%
Penske Automotive Group, Inc.#	69,781	2,032,721

Retail - Convenience Store — 0.0%
Pantry, Inc.†#	8,500	109,140

Retail - Discount — 0.3%
Citi Trends, Inc.†	7,300	101,908
HSN, Inc.#	10,800	571,212
Tuesday Morning Corp.†	17,000	107,270

		780,390

Retail - Home Furnishings — 0.8%
Kirkland’s, Inc.†	9,700	88,173
Pier 1 Imports, Inc.#	116,038	2,226,769

		2,314,942

Retail - Jewelry — 0.0%
Zale Corp.†	17,900	87,352

Retail - Leisure Products — 0.1%
MarineMax, Inc.†#	29,400	242,844
West Marine, Inc.†	5,938	61,399

		304,243

Retail - Misc./Diversified — 0.1%
Five Below, Inc.†#	6,100	226,615
Gaiam, Inc. Class A	17,400	48,372

		274,987

Retail - Restaurants — 2.2%
BJ’s Restaurants, Inc.†#	11,700	401,193
Brinker International, Inc.#	14,300	428,285
Carrols Restaurant Group, Inc.†	15,000	97,350
Cheesecake Factory, Inc.#	11,400	389,766
DineEquity, Inc.†#	36,685	2,312,989
Famous Dave’s Of America, Inc.†	10,500	91,350
Frisch’s Restaurants, Inc.	1,864	35,528
Jack in the Box, Inc.†#	23,400	644,670
Jamba, Inc.†	2,600	5,460
Papa John’s International, Inc.†	36,141	1,912,943
Red Robin Gourmet Burgers, Inc.†	7,800	255,450

Security Description	Shares	Value (Note 2)

Retail - Restaurants (continued)
Sonic Corp.†#	31,262	$316,684

		6,891,668

Retail - Sporting Goods — 0.3%
Hibbett Sports, Inc.†#	9,200	494,408
Zumiez, Inc.†#	16,300	337,084

		831,492

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	16,500	60,060

Retail - Vitamins & Nutrition Supplements — 0.6%
GNC Holdings, Inc., Class A	51,081	1,794,476

Retirement/Aged Care — 0.0%
Five Star Quality Care, Inc.†	24,000	118,080

Rubber/Plastic Products — 0.0%
Proto Labs, Inc.†	2,000	72,960

Savings & Loans/Thrifts — 0.8%
Bank Mutual Corp.	26,600	110,390
BankUnited, Inc.	16,300	383,050
Capitol Federal Financial, Inc.#	40,240	478,453
ESSA Bancorp, Inc.	9,000	89,910
First Defiance Financial Corp.	5,800	98,658
First Financial Holdings, Inc.	13,400	180,766
First Pactrust Bancorp, Inc.	10,000	118,000
Fox Chase Bancorp, Inc.	9,500	148,580
Home Bancorp, Inc.†	6,600	120,582
Louisiana Bancorp, Inc.†	5,700	91,200
Naugatuck Valley Financial Corp.	9,500	63,650
Pacific Premier Bancorp, Inc.†	12,600	131,544
Territorial Bancorp, Inc.	6,600	150,150
United Community Financial Corp.†	25,000	73,250
United Financial Bancorp, Inc.	8,687	135,083
Waterstone Financial, Inc.†	15,100	83,805

		2,457,071

Schools — 0.0%
Learning Tree International, Inc.†	14,700	81,291

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	5,100	116,025
ION Geophysical Corp.†#	25,700	153,172
TGC Industries, Inc.	19,110	153,644

		422,841

Semiconductor Components - Integrated Circuits — 0.1%
Emulex Corp.†	12,300	90,405
Pericom Semiconductor Corp.†	14,100	106,032
TriQuint Semiconductor, Inc.†#	34,200	173,052

		369,489

Semiconductor Equipment — 0.6%
Amtech Systems, Inc.†	6,100	19,764
Mattson Technology, Inc.†	34,500	29,325
Ultra Clean Holdings, Inc.†	14,700	70,854
Veeco Instruments, Inc.†#	56,425	1,605,856

		1,725,799

Steel Pipe & Tube — 1.1%
Furmanite Corp.†	23,700	104,991
Valmont Industries, Inc.	23,760	3,318,322

		3,423,313

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Steel - Producers — 0.1%
AK Steel Holding Corp.#	20,400	$81,804
Schnitzer Steel Industries, Inc., Class A#	12,100	341,099

		422,903

Telecom Equipment - Fiber Optics — 0.8%
Finisar Corp.†#	35,574	482,739
Harmonic, Inc.†	15,600	71,448
JDS Uniphase Corp.†#	147,461	1,788,702
KVH Industries, Inc.†	14,357	181,760

		2,524,649

Telecom Services — 0.2%
Aviat Networks, Inc.†	46,800	128,700
Otelco, Inc. IDS(3)	10,100	15,150
Premiere Global Services, Inc.†#	19,400	164,706
tw telecom, Inc.†	16,800	431,592
UniTek Global Services, Inc.†	700	2,786

		742,934

Telecommunication Equipment — 0.9%
ADTRAN, Inc.#	26,900	528,316
Arris Group, Inc.†	138,647	1,936,899
Aware, Inc.	14,500	97,150
ShoreTel, Inc.†#	3,000	12,960
Westell Technologies, Inc.† Class A	41,700	81,315

		2,656,640

Telephone - Integrated — 0.1%
HickoryTech Corp.	9,800	95,256
IDT Corp., Class B	11,900	109,123
Warwick Valley Telephone Co.	8,100	92,664

		297,043

Television — 0.1%
Gray Television, Inc.†	57,100	119,910
LIN TV Corp., Class A†	27,100	175,608

		295,518

Textile - Apparel — 0.0%
Cherokee, Inc.	6,400	91,712

Textile - Products — 0.1%
Culp, Inc.	12,300	175,152

Therapeutics — 0.3%
Anika Therapeutics, Inc.†	8,000	94,640
AVANIR Pharmaceuticals, Inc., Class A†#	45,800	120,912
BioMarin Pharmaceutical, Inc.†#	6,900	335,340
Isis Pharmaceuticals, Inc.†#	9,500	87,400
Onyx Pharmaceuticals, Inc.†#	2,400	181,128
Theragenics Corp.†	12,015	17,422
Theravance, Inc.†#	3,300	74,184

		911,026

Transactional Software — 0.1%
Bottomline Technologies, Inc.†#	15,300	375,003

Transport - Services — 0.5%
Pacer International, Inc.†	30,000	104,100
UTi Worldwide, Inc.	105,225	1,485,777

		1,589,877

Transport - Truck — 1.7%
Arkansas Best Corp.	14,000	115,920
Celadon Group, Inc.	12,300	212,544
Covenant Transportation Group, Inc., Class A†	14,200	72,846
Heartland Express, Inc.#	1,465	20,115

Security Description	Shares	Value (Note 2)

Transport - Truck (continued)
Knight Transportation, Inc.#	29,775	$447,518
Landstar System, Inc.#	39,942	2,019,867
Old Dominion Freight Line, Inc.†	66,107	2,210,618

		5,099,428

Virtual Reality Products — 0.1%
RealD, Inc.†#	21,200	223,872

Vitamins & Nutrition Products — 0.1%
Nutraceutical International Corp.†	8,200	135,874
Omega Protein Corp.†	9,000	55,980

		191,854

Water — 0.0%
York Water Co.	7,000	122,010

Wire & Cable Products — 0.9%
Belden, Inc.	55,292	2,083,403
Coleman Cable, Inc.	12,600	116,298
Encore Wire Corp.#	2,600	81,484
General Cable Corp.†#	12,000	344,520

		2,625,705

Wireless Equipment — 0.4%
Aruba Networks, Inc.†#	27,400	533,752
Globecomm Systems, Inc.†	7,300	86,724
ID Systems, Inc.†	22,000	133,100
RF Micro Devices, Inc.†	21,300	92,016
SBA Communications Corp., Class A†#	1,900	130,758
Telular Corp.	12,000	120,240
Tessco Technologies, Inc.	5,900	128,443

		1,225,033

Wound, Burn & Skin Care — 0.1%
Obagi Medical Products, Inc.†	11,900	162,554

Total Common Stock
(cost $252,862,257)		299,746,097

CONVERTIBLE PREFERRED STOCK — 0.2%
Banks - Commercial — 0.1%
Synovus Financial Corp. 8.25%	8,100	169,290

Computers - Integrated Systems — 0.1%
Apptio Inc. Series D(1)(4)(5)	5,641	101,070
Silver Spring Networks, Inc. Series E 8.00%(1)(4)(5)	11,300	84,750

		185,820

E-Commerce/Services — 0.0%
Coupons.com, Inc.(1)(4)(5)	16,166	80,749

Oil Companies - Exploration & Production — 0.0%
GeoMet, Inc. Series A 8.00%(2)	3,487	31,383

Total Convertible Preferred Stock
(cost $538,081)		467,242

WARRANTS† — 0.0%
Oil Companies - Exploration & Production — 0.0%
FieldPoint Petroleum Corp. Expires 3/23/2018 (Strike price $4.00) (cost $19,492)	31,900	27,115

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
CONVERTIBLE BONDS & NOTES — 0.0%
Machinery - Construction & Mining — 0.0%
Terex Corp. 4.00% due 06/01/2015 (cost $36,000)	$36,000	$59,265

Total Long - Term Investment Securities
(cost $253,455,830)		300,299,719

SHORT-TERM INVESTMENT SECURITIES — 19.5%
Registered Investment Companies — 17.7%
State Street Navigator Securities Lending Prime Portfolio(7)	53,666,972	53,666,972
T. Rowe Price Reserve Investment Fund	864,045	864,045

		54,531,017

Time Deposits — 1.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012	$5,577,000	5,577,000

Total Short-Term Investment Securities
(cost $60,108,017)		60,108,017

TOTAL INVESTMENTS
(cost $313,563,847)(6)	117.1%	360,407,736
Liabilities in excess of other assets	(17.1)	(52,569,143)

NET ASSETS —	100.0%	$307,838,593

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2012, the Small Cap Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	Value as a % of Net Assets
Apptio, Inc Series D
Convertible Preferred Stock	03/09/12	5,641	$101,069	$101,070	$17.92	0.03%
Coupons.com, Inc.
Convertible Preferred Stock	06/01/11	8,083	88,806
	08/18/11	8,083	—

		16,166	$88,806	80,749	4.99	0.03%

Silver Spring Networks, Inc Series E 8.00%
Convertible Preferred Stock	12/11/09	11,300	113,000	84,750	6.52	0.03%

				$266,569		0.09%

(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2012.
(3)	Consists of more than one type of security traded together as a unit.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(5)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $266,569 representing 0.1% of net assets.
(6)	See Note 5 for cost of Investments on a tax basis.
(7)	At November 30, 2012, the Fund had loaned securities with a total value of $52,123,059. This was secured by collateral of $53,666,972, which was received in cash and subsequently invested in short-term investments currently valued at $53,666,972 as reported in the portfolio of investments. Additional collateral of $7,783 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
United States Treasury Notes/Bonds	0.25% to 4.00%	12/15/2012 to 02/15/2042	$7,783

ADR- American Depository Receipt

IDS- Income Deposit Security

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Banks-Commercial	$24,572,555	$—	$—	$24,572,555
Other Industries*	275,173,542	—	—	275,173,542
Convertible Preferred Stock
Computers-Integrated Systems	—	—	185,820	185,820
E-Commerce/Services	—	—	80,749	80,749
Other Industries*	200,673	—	—	200,673
Warrants	27,115	—	—	27,115
Convertible Bonds & Notes	—	59,265	—	59,265
Short-Term Investment Securities:
Registered Investment Companies	54,531,017	—	—	54,531,017
Time Deposits	—	5,577,000	—	5,577,000

Total	$354,504,902	$5,636,265	$266,569	$360,407,736

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	15.1%
Real Estate Investment Trusts	7.8
Banks — Commercial	6.3
Oil Companies — Exploration & Production	2.6
Medical — Biomedical/Gene	2.3
Electric — Integrated	2.0
Medical — Drugs	2.0
Retail — Restaurants	1.6
Retail — Apparel/Shoe	1.6
Electronic Components — Semiconductors	1.6
Repurchase Agreements	1.4
Commercial Services	1.4
Enterprise Software/Service	1.2
Medical Products	1.2
Insurance — Property/Casualty	1.1
Diversified Manufacturing Operations	1.1
Savings & Loans/Thrifts	1.1
Distribution/Wholesale	1.0
Gas — Distribution	1.0
Investment Companies	1.0
Machinery — General Industrial	1.0
Medical Instruments	1.0
Oil — Field Services	0.9
Food — Misc./Diversified	0.9
Chemicals — Specialty	0.9
Consulting Services	0.8
Semiconductor Equipment	0.8
Airlines	0.8
Computer Services	0.8
Building & Construction Products — Misc.	0.8
Therapeutics	0.8
Telecommunication Equipment	0.7
Semiconductor Components — Integrated Circuits	0.7
Aerospace/DefensE-Equipment	0.7
Metal Processors & Fabrication	0.7
Transport — Truck	0.7
Human Resources	0.7
Auto/Truck Parts & Equipment — Original	0.7
Commercial Services — Finance	0.7
Finance — Investment Banker/Broker	0.7
Applications Software	0.7
Finance — Consumer Loans	0.7
Wireless Equipment	0.7
Medical — HMO	0.6
Paper & Related Products	0.6
Footwear & Related Apparel	0.6
Chemicals — Diversified	0.6
Building — Residential/Commercial	0.6
Data Processing/Management	0.6
Oil Field Machinery & Equipment	0.6
Electronic Components — Misc.	0.6
Insurance — Reinsurance	0.6
Computers — Integrated Systems	0.6
Networking Products	0.5
Insurance — Life/Health	0.5
Lasers — System/Components	0.5
Retail — Automobile	0.5
Consumer Products — Misc.	0.5
Aerospace/Defense	0.5
Rental Auto/Equipment	0.5
Resorts/Theme Parks	0.5
Investment Management/Advisor Services	0.4
Printing — Commercial	0.4
Office Furnishings — Original	0.4
U.S. Government Treasuries	0.4
Apparel Manufacturers	0.4
Medical Information Systems	0.4
Food — Wholesale/Distribution	0.4
Retail — Sporting Goods	0.4

Computer Software	0.4
Transport — Services	0.4
Home Furnishings	0.3
Telecom Services	0.3
E-Marketing/Info	0.3
Electronic Measurement Instruments	0.3
Schools	0.3
Telecom Equipment — Fiber Optics	0.3
Building Products — Cement	0.3
Coal	0.3
Internet Application Software	0.3
Lighting Products & Systems	0.3
Engineering/R&D Services	0.3
Instruments — Controls	0.3
Miscellaneous Manufacturing	0.3
Transport — Marine	0.3
Building & Construction — Misc.	0.3
Transactional Software	0.3
E-Commerce/Services	0.3
Water	0.3
Leisure Products	0.3
Retail — Pawn Shops	0.3
Medical — Outpatient/Home Medical	0.3
Oil Refining & Marketing	0.3
Food — Retail	0.3
Transport — Rail	0.3
Chemicals — Plastics	0.3
Retail — Discount	0.3
Transport — Equipment & Leasing	0.3
Intimate Apparel	0.2
Finance — Mortgage Loan/Banker	0.2
Alternative Waste Technology	0.2
Industrial Automated/Robotic	0.2
Advanced Materials	0.2
E-Services/Consulting	0.2
Internet Content — Information/News	0.2
Satellite Telecom	0.2
Hotels/Motels	0.2
Retail — Convenience Store	0.2
Diagnostic Equipment	0.2
Power Converter/Supply Equipment	0.2
Wire & Cable Products	0.2
E-Commerce/Products	0.2
Computer Aided Design	0.2
Filtration/Separation Products	0.2
Instruments — Scientific	0.2
Physical Therapy/Rehabilitation Centers	0.2
Precious Metals	0.2
Tobacco	0.2
Finance — Other Services	0.2
Retail — Home Furnishings	0.2
Independent Power Producers	0.2
Telephone — Integrated	0.2
Audio/Video Products	0.2
Recreational Centers	0.2
Retirement/Aged Care	0.2
Energy — Alternate Sources	0.2
Gold Mining	0.2
Research & Development	0.2
Food — Canned	0.2
Seismic Data Collection	0.2
Pipelines	0.2
Multimedia	0.2
Patient Monitoring Equipment	0.2
Non-Ferrous Metals	0.2
Computers — Periphery Equipment	0.2
Auction Houses/Art Dealers	0.2
Medical — Nursing Homes	0.2
Building — Heavy Construction	0.2

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited) — (continued)

Industry Allocation* (continued)

Medical Sterilization Products	0.2%
Retail — Misc./Diversified	0.2
Dental Supplies & Equipment	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Internet Security	0.2
Identification Systems	0.2
Vitamins & Nutrition Products	0.2
Retail — Office Supplies	0.2
Firearms & Ammunition	0.2
Silver Mining	0.2
Metal — Aluminum	0.2
Diversified Operations/Commercial Services	0.2
Racetracks	0.1
Diagnostic Kits	0.1
Retail — Vitamins & Nutrition Supplements	0.1
Insurance — Multi-line	0.1
Private Corrections	0.1
Environmental Consulting & Engineering	0.1
Batteries/Battery Systems	0.1
Cosmetics & Toiletries	0.1
Linen Supply & Related Items	0.1
Oil & Gas Drilling	0.1
Casino Services	0.1
Agricultural Operations	0.1
Funeral Services & Related Items	0.1
Television	0.1
Internet Connectivity Services	0.1
Rubber — Tires	0.1
Disposable Medical Products	0.1
Drug Delivery Systems	0.1
Poultry	0.1
Web Hosting/Design	0.1
Retail — Building Products	0.1
Publishing — Newspapers	0.1
Retail — Video Rentals	0.1
Protection/Safety	0.1
Containers — Paper/Plastic	0.1
Electric Products — Misc.	0.1
Steel — Producers	0.1
Computers — Memory Devices	0.1
Machinery — Electrical	0.1
Electronic Design Automation	0.1
Motion Pictures & Services	0.1
Medical — Generic Drugs	0.1
Transport — Air Freight	0.1
Electric — Generation	0.1
Casino Hotels	0.1
Platinum	0.1
Security Services	0.1
Steel Pipe & Tube	0.1
Diversified Minerals	0.1
Medical — Hospitals	0.1
Machinery — Farming	0.1
Building Products — Doors & Windows	0.1
Building — Maintance & Services	0.1
Machinery — Material Handling	0.1
Theaters	0.1
Heart Monitors	0.1
Retail — Major Department Stores	0.1
Circuit Boards	0.1
Internet Telephone	0.1
Entertainment Software	0.1
Finance — Leasing Companies	0.1
Veterinary Diagnostics	0.1
Environmental Monitoring & Detection	0.1
Real Estate Management/Services	0.1
Machinery — Construction & Mining	0.1
Broadcast Services/Program	0.1
Electronic Security Devices	0.1

Auto Repair Centers	0.1
Storage/Warehousing	0.1
Engines — Internal Combustion	0.1
Physicians Practice Management	0.1
Cellular Telecom	0.1
Diversified Operations	0.1
Real Estate Operations & Development	0.1
Food — Flour & Grain	0.1
Retail — Hair Salons	0.1
Brewery	0.1
Retail — Regional Department Stores	0.1
Chemicals — Other	0.1
Financial Guarantee Insurance	0.1
Gambling (Non-Hotel)	0.1
Web Portals/ISP	0.1
Finance — Auto Loans	0.1
Building Products — Air & Heating	0.1
Internet Incubators	0.1
Publishing — Books	0.1
B2B/E-Commerce	0.1
Communications Software	0.1
Venture Capital	0.1
Hazardous Waste Disposal	0.1
Building — Mobile Home/Manufactured Housing	0.1
Diversified Financial Services	0.1
Office Supplies & Forms	0.1
Forestry	0.1
Building Products — Wood	0.1
Toys	0.1
Travel Services	0.1
Marine Services	0.1
Banks — Fiduciary	0.1
Rubber/Plastic Products	0.1
Insurance Brokers	0.1
Retail — Drug Store	0.1
Water Treatment Systems	0.1
Medical Labs & Testing Services	0.1
Agricultural Chemicals	0.1
Food — Confectionery	0.1
Petrochemicals	0.1
Health Care Cost Containment	0.1
Banks — Super Regional	0.1
Medical Laser Systems	0.1
Textile — Apparel	0.1

114.9%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.0%
Advanced Materials — 0.2%
Hexcel Corp.†	69,531	$1,797,376
STR Holdings, Inc.†#	21,128	50,074

		1,847,450

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A#	17,871	189,433

Advertising Services — 0.0%
Marchex, Inc., Class B#	15,821	65,815
Millennial Media, Inc.†	7,969	109,574

		175,389

Aerospace/Defense — 0.5%
Aerovironment, Inc.†	12,101	246,981
Cubic Corp.	11,107	543,688
Esterline Technologies Corp.†	21,403	1,308,579
Kratos Defense & Security Solutions, Inc.†#	28,013	124,658
National Presto Industries, Inc.#	3,359	257,837
Teledyne Technologies, Inc.†	25,665	1,616,895

		4,098,638

Aerospace/Defense - Equipment — 0.7%
AAR Corp.	28,132	432,108
Astronics Corp.†	7,333	147,393
CPI Aerostructures, Inc.†	4,614	43,879
Curtiss-Wright Corp.	32,760	1,039,475
GenCorp, Inc.†#	41,687	383,520
HEICO Corp.#	36,783	1,514,724
Kaman Corp.	18,425	667,722
LMI Aerospace, Inc.†	6,287	124,734
Moog, Inc., Class A†	31,599	1,161,579
Orbital Sciences Corp.†	41,188	539,151
SIFCO Industries, Inc.	1,754	26,854

		6,081,139

Agricultural Biotech — 0.0%
Ceres, Inc.†#	4,166	17,289

Agricultural Chemicals — 0.1%
Rentech, Inc.†	159,496	449,779

Agricultural Operations — 0.1%
Alico, Inc.#	2,452	84,398
Andersons, Inc.	12,988	547,834
Cadiz, Inc.†#	9,066	77,514
Griffin Land & Nurseries, Inc.	1,957	49,649
Limoneira Co.	5,781	112,267
Tejon Ranch Co.†	9,209	256,931

		1,128,593

Airlines — 0.8%
Alaska Air Group, Inc.†	49,646	2,122,366
Allegiant Travel Co.#	10,438	772,621
Hawaiian Holdings, Inc.†#	35,658	222,506
JetBlue Airways Corp.†	163,174	838,714
Republic Airways Holdings, Inc.†#	33,819	196,488
SkyWest, Inc.	35,573	412,291
Spirit Airlines, Inc.†	29,047	487,409
US Airways Group, Inc.†#	113,348	1,461,056

		6,513,451

Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	39,750	538,215
Darling International, Inc.†	82,123	1,385,415

		1,923,630

Security Description	Shares	Value (Note 2)

Apparel Manufacturers — 0.4%
Columbia Sportswear Co.#	8,559	$495,566
Delta Apparel, Inc.†#	4,926	71,476
G-III Apparel Group, Ltd.†	11,588	440,923
Jones Group, Inc.	57,335	674,260
Maidenform Brands, Inc.†	16,434	301,893
Oxford Industries, Inc.	9,783	534,543
Quiksilver, Inc.†	91,153	364,612
True Religion Apparel, Inc.	18,008	469,829

		3,353,102

Applications Software — 0.7%
Actuate Corp.†	34,412	183,416
Callidus Software, Inc.†#	24,199	101,878
Demandware, Inc.†#	4,565	125,035
Ebix, Inc.#	19,737	331,779
EPIQ Systems, Inc.#	22,015	263,960
Geeknet, Inc.†	3,120	53,446
Imperva, Inc.†#	6,793	208,953
inContact, Inc.†#	26,086	135,647
Infoblox, Inc.†	5,421	102,782
Parametric Technology Corp.†	83,496	1,689,959
PDF Solutions, Inc.†	16,847	233,836
Progress Software Corp.†	43,884	882,507
RealPage, Inc.†	25,021	495,165
Tangoe, Inc.†	20,821	271,506
Verint Systems, Inc.†	15,218	422,604

		5,502,473

Athletic Equipment — 0.0%
Black Diamond, Inc.†	14,656	120,765

Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†#	18,445	56,995

Auction Houses/Art Dealers — 0.2%
Premier Exhibitions, Inc.†#	17,948	48,998
Sotheby’s	47,302	1,365,136

		1,414,134

Audio/Video Products — 0.2%
DTS, Inc.†	12,713	194,255
Skullcandy, Inc.†#	11,299	97,398
TiVo, Inc.†	87,069	1,018,707
Universal Electronics, Inc.†	10,427	183,932
VOXX International Corp.†	12,730	85,800

		1,580,092

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.#	21,574	692,094

Auto-Truck Trailers — 0.0%
Wabash National Corp.†	47,709	385,966

Auto/Truck Parts & Equipment-Original — 0.7%
Accuride Corp.†#	33,046	101,451
American Axle & Manufacturing Holdings, Inc.†#	46,562	487,039
Dana Holding Corp.	103,121	1,462,256
Federal-Mogul Corp.†	12,914	101,504
Fuel Systems Solutions, Inc.†#	10,258	154,998
Gentherm, Inc.†	20,631	249,429
Meritor, Inc.†	67,374	288,361
Miller Industries, Inc.	7,727	110,496
Modine Manufacturing Co.†	32,628	241,447
Spartan Motors, Inc.	23,656	116,624
Superior Industries International, Inc.	16,043	303,854
Tenneco, Inc.†	42,385	1,359,287
Titan International, Inc.#	29,497	599,674
Tower International, Inc.†	4,014	31,510

		5,607,930

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Auto/Truck Parts & Equipment - Replacement — 0.2%
Commercial Vehicle Group, Inc.†	17,046	$136,539
Dorman Products, Inc.#	17,101	584,854
Douglas Dynamics, Inc.	15,453	222,214
Exide Technologies†	54,663	157,976
Standard Motor Products, Inc.	13,861	271,121

		1,372,704

B2B/E - Commerce — 0.1%
ePlus, Inc.	2,769	111,978
Global Sources, Ltd.†	13,169	79,541
SPS Commerce, Inc.†	8,647	318,728
TechTarget, Inc.	10,771	58,487

		568,734

Banks - Commercial — 6.3%
1st Source Corp.	10,333	218,543
1st United Bancorp, Inc.†	20,855	118,456
Access National Corp.	5,159	70,162
Alliance Financial Corp.	3,341	141,959
American National Bankshares, Inc.#	5,467	110,051
Ameris Bancorp†	16,629	189,404
Ames National Corp.	5,734	113,361
Arrow Financial Corp.#	7,220	178,117
Bancfirst Corp.#	4,488	190,067
Bancorp, Inc.†	20,201	235,544
BancorpSouth, Inc.	65,942	872,413
Bank of Kentucky Financial Corp.	4,092	100,581
Bank of Marin Bancorp	3,741	134,003
Bank of the Ozarks, Inc.	20,398	648,248
Banner Corp.	13,397	402,580
Bar Harbor Bankshares	2,716	92,833
BBCN Bancorp, Inc.	54,462	619,778
Berkshire Bancorp, Inc.#	2,985	24,208
Bridge Bancorp, Inc.	6,003	120,360
Bridge Capital Holdings†	6,489	99,606
Bryn Mawr Bank Corp.	7,978	171,766
C&F Financial Corp.	2,238	76,182
Camden National Corp.	5,366	186,147
Capital City Bank Group, Inc.†	8,138	88,216
Cardinal Financial Corp.	20,406	306,090
Cascade Bancorp†	4,224	21,627
Cass Information Systems, Inc.#	6,491	305,012
Cathay General Bancorp, Class B	54,960	983,784
Center Bancorp, Inc.	8,302	93,979
Centerstate Banks, Inc.	20,998	165,044
Central Pacific Financial Corp.†	15,097	222,983
Century Bancorp, Inc., Class A	2,406	73,046
Chemical Financial Corp.	19,196	417,897
Citizens & Northern Corp.	8,531	153,558
Citizens Republic Bancorp, Inc.†	27,955	524,715
City Holding Co.#	10,262	344,803
CNB Financial Corp.	8,686	137,673
CoBiz Financial, Inc.	24,365	171,042
Columbia Banking System, Inc.	27,704	478,171
Community Bank System, Inc.#	27,544	740,383
Community Trust Bancorp, Inc.#	9,753	319,313
Crescent Financial Bancshares, Inc.†	1,902	9,567
CSF Holdings, Inc.†(1)(2)	2,375	0
CVB Financial Corp.	61,572	625,572
Eagle Bancorp, Inc.†	11,719	228,286
Enterprise Bancorp, Inc.	4,141	69,196
Enterprise Financial Services Corp.	12,452	164,615
Farmers National Banc Corp.#	13,129	80,349
Fidelity Southern Corp.†#	6,737	60,566
Financial Institutions, Inc.	9,644	179,475
First Bancorp#	10,581	117,872

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First BanCorp†	49,082	$198,782
First Bancorp, Inc.#	6,157	92,047
First Busey Corp.	51,959	238,492
First California Financial Group, Inc.†	15,674	124,452
First Commonwealth Financial Corp.	73,457	470,859
First Community Bancshares, Inc./VA	12,341	190,051
First Connecticut Bancorp, Inc.	12,485	170,171
First Financial Bancorp	40,856	593,638
First Financial Bankshares, Inc.#	21,980	855,242
First Financial Corp.	7,801	234,030
First Interstate BancSystem, Inc.	11,339	173,260
First Merchants Corp.	19,987	271,423
First Midwest Bancorp, Inc.	52,301	653,762
First of Long Island Corp.	5,393	153,647
FirstMerit Corp.	76,567	1,078,063
FNB Corp.	97,446	1,052,417
FNB United Corp.†#	6,984	79,129
Franklin Financial Corp.#	9,987	166,883
German American Bancorp, Inc.#	8,817	190,447
Glacier Bancorp, Inc.#	50,227	729,798
Great Southern Bancorp, Inc.	7,107	179,096
Guaranty Bancorp†	53,178	98,379
Hancock Holding Co.	53,273	1,673,838
Hanmi Financial Corp.†	21,988	274,630
Heartland Financial USA, Inc.	10,142	265,416
Heritage Commerce Corp.†	14,482	98,622
Heritage Financial Corp.	10,806	150,528
Heritage Oaks Bancorp†	14,030	75,622
Home BancShares, Inc.	15,386	510,200
Horizon Bancorp	4,539	86,468
Hudson Valley Holding Corp.	10,842	170,653
Iberiabank Corp.	20,616	1,005,030
Independent Bank Corp.#	15,097	433,284
International Bancshares Corp.	37,191	673,157
Lakeland Bancorp, Inc.	20,659	197,293
Lakeland Financial Corp.	11,399	282,011
MainSource Financial Group, Inc.	14,120	170,287
MB Financial, Inc.	38,179	742,200
Mercantile Bank Corp.	6,012	87,054
Merchants Bancshares, Inc.	3,565	99,000
Metro Bancorp, Inc.†	9,865	126,469
MetroCorp Bancshares, Inc.†#	11,037	107,280
Middleburg Financial Corp.	3,746	63,083
MidSouth Bancorp, Inc.#	5,831	83,966
MidWestOne Financial Group, Inc.	4,742	97,496
National Bankshares, Inc.	4,846	151,292
National Penn Bancshares, Inc.	86,176	816,087
NBT Bancorp, Inc.#	23,206	458,783
Northrim BanCorp, Inc.	4,517	100,323
Old National Bancorp	70,720	830,253
OmniAmerican Bancorp, Inc.†	7,816	177,736
Oriental Financial Group, Inc.	28,414	342,105
Pacific Capital Bancorp†	2,922	134,354
Pacific Continental Corp.	12,711	115,289
Pacific Mercantile Bancorp†	7,443	45,849
PacWest Bancorp	21,174	527,444
Park National Corp.#	7,917	499,484
Park Sterling Corp.†	22,794	119,669
Peapack Gladstone Financial Corp.#	6,195	85,739
Penns Woods Bancorp, Inc.	2,680	103,314
Peoples Bancorp, Inc./OH	7,456	150,611
Pinnacle Financial Partners, Inc.†	24,152	459,613
Preferred Bank†#	8,200	111,110
PrivateBancorp, Inc.	42,162	691,035

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks - Commercial (continued)
Prosperity Bancshares, Inc.	33,134	$1,362,801
Renasant Corp.	17,531	322,921
Republic Bancorp, Inc., Class A#	6,951	142,287
S&T Bancorp, Inc.	20,189	342,607
S.Y. Bancorp, Inc.	8,484	187,751
Sandy Spring Bancorp, Inc.	16,863	317,699
SCBT Financial Corp.#	10,524	407,805
Seacoast Banking Corp. of Florida†#	51,323	80,064
Sierra Bancorp	8,439	88,694
Simmons First National Corp., Class A#	11,950	284,529
Southside Bancshares, Inc.#	12,105	253,358
Southwest Bancorp, Inc.†	13,579	148,011
State Bank Financial Corp.	22,150	348,641
StellarOne Corp.	16,116	207,896
Sterling Bancorp	21,588	200,768
Sterling Financial Corp.	18,695	384,556
Suffolk Bancorp†	6,792	84,696
Sun Bancorp, Inc.†#	27,814	90,952
Susquehanna Bancshares, Inc.	131,174	1,348,469
Taylor Capital Group, Inc.†	11,371	200,130
Texas Capital Bancshares, Inc.†	27,957	1,259,183
Tompkins Financial Corp.	7,765	302,757
TowneBank#	18,379	277,707
TriCo Bancshares	11,160	177,221
TrustCo Bank Corp.	65,410	344,711
Trustmark Corp.#	45,224	1,004,877
UMB Financial Corp.#	22,543	955,372
Umpqua Holdings Corp.	78,132	911,019
Union First Market Bankshares Corp.	14,147	216,308
United Bankshares, Inc.#	35,105	867,093
United Community Banks, Inc.†	29,126	252,814
Univest Corp. of Pennsylvania	11,717	197,080
ViewPoint Financial Group, Inc.	23,530	481,188
Virginia Commerce Bancorp, Inc.†	18,723	162,328
Washington Banking Co.	10,768	144,291
Washington Trust Bancorp, Inc.	10,052	253,511
Webster Financial Corp.	50,373	1,048,766
WesBanco, Inc.#	16,325	344,621
West Bancorporation, Inc.#	10,925	110,343
West Coast Bancorp	13,456	293,475
Westamerica Bancorporation#	19,457	828,090
Western Alliance Bancorp†	48,822	496,032
Wilshire Bancorp, Inc.†	43,154	249,862
Wintrust Financial Corp.#	25,360	932,994

		52,501,226

Banks - Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	54,577	503,746

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	7,943	130,662

Banks - Super Regional — 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	19,731	426,190

Batteries/Battery Systems — 0.1%
EnerSys, Inc.†	33,479	1,166,408

Beverages - Non-alcoholic — 0.0%
Coca-Cola Bottling Co. Consolidated	3,255	223,423
National Beverage Corp.	7,884	135,290

		358,713

Beverages - Wine/Spirits — 0.0%
Central European Distribution Corp.†#	46,024	77,781

Security Description	Shares	Value (Note 2)

Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	5,437	$614,218
Craft Brew Alliance, Inc.†#	7,277	46,427

		660,645

Broadcast Services/Program — 0.1%
Crown Media Holdings, Inc., Class A†#	24,110	44,121
Digital Generation, Inc.†#	19,253	204,467
Fisher Communications, Inc.	6,192	155,481
Nexstar Broadcasting Group, Inc., Class A†	7,900	71,100
Outdoor Channel Holdings, Inc.	10,313	76,626
World Wrestling Entertainment, Inc., Class A#	18,931	152,773

		704,568

Building & Construction Products - Misc. — 0.8%
Builders FirstSource, Inc.†#	31,393	163,244
Drew Industries, Inc.	13,437	436,165
Gibraltar Industries, Inc.†	21,323	295,750
Louisiana-Pacific Corp.†	96,025	1,672,755
NCI Building Systems, Inc.†	12,645	165,523
Nortek, Inc.†	5,409	353,154
Patrick Industries, Inc.†	2,766	48,073
Quanex Building Products Corp.	25,675	537,121
Simpson Manufacturing Co., Inc.	27,931	913,623
Trex Co., Inc.†	10,396	422,182
USG Corp.†#	51,732	1,387,969

		6,395,559

Building & Construction - Misc. — 0.3%
Aegion Corp.†#	27,413	565,256
Dycom Industries, Inc.†	23,474	421,593
Layne Christensen Co.†	13,858	318,596
MasTec, Inc.†#	38,175	871,917
MYR Group, Inc.†	14,316	306,935

		2,484,297

Building Products - Air & Heating — 0.1%
AAON, Inc.#	12,977	273,166
American DG Energy, Inc.†	17,003	35,026
Comfort Systems USA, Inc.	26,103	282,173

		590,365

Building Products - Cement — 0.3%
Eagle Materials, Inc.	31,618	1,682,710
Headwaters, Inc.†	42,654	324,170
Texas Industries, Inc.†#	15,766	731,858

		2,738,738

Building Products - Doors & Windows — 0.1%
Apogee Enterprises, Inc.	19,750	452,670
Griffon Corp.	31,771	329,783
PGT, Inc.†	13,641	59,884

		842,337

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	13,627	92,936

Building Products - Wood — 0.1%
Universal Forest Products, Inc.	13,767	518,465

Building - Heavy Construction — 0.2%
Granite Construction, Inc.	26,986	825,772
Orion Marine Group, Inc.†	18,938	134,460
Sterling Construction Co., Inc.†	11,399	105,213
Tutor Perini Corp.†	24,939	320,715

		1,386,160

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	37,519	$715,863
Swisher Hygiene, Inc.†#	78,650	112,469

		828,332

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	4,812	247,818
Winnebago Industries, Inc.†#	20,410	290,230

		538,048

Building - Residential/Commercial — 0.6%
Beazer Homes USA, Inc.†#	17,119	255,587
Hovnanian Enterprises, Inc., Class A†#	69,677	363,714
KB Home	53,863	773,473
M/I Homes, Inc.†	14,929	328,587
MDC Holdings, Inc.	26,702	940,978
Meritage Homes Corp.†	21,269	744,840
Ryland Group, Inc.	31,148	1,041,901
Standard Pacific Corp.†#	80,597	540,000

		4,989,080

Capacitors — 0.0%
Kemet Corp.†#	31,343	138,536

Casino Hotels — 0.1%
Ameristar Casinos, Inc.	23,021	458,118
Boyd Gaming Corp.†#	38,817	213,494
Caesars Entertainment Corp.†#	25,722	156,904
Monarch Casino & Resort, Inc.†	6,130	58,051
MTR Gaming Group, Inc.†	15,784	45,458

		932,025

Casino Services — 0.1%
Multimedia Games Holding Co., Inc.†	19,118	282,564
Scientific Games Corp., Class A†	39,648	330,268
SHFL Entertainment, Inc.†	38,371	527,985

		1,140,817

Cellular Telecom — 0.1%
Comverse, Inc.†	15,295	440,037
Leap Wireless International, Inc.†#	37,607	244,446

		684,483

Chemicals - Diversified — 0.6%
Aceto Corp.	18,727	186,708
Chemtura Corp.†	68,895	1,399,946
Codexis, Inc.†#	18,283	39,126
Georgia Gulf Corp.	23,909	1,096,467
Innophos Holdings, Inc.	15,219	729,142
Innospec, Inc.	16,109	512,750
Olin Corp.	55,926	1,159,346

		5,123,485

Chemicals - Fibers — 0.0%
Zoltek Cos., Inc.†#	19,215	135,466

Chemicals - Other — 0.1%
American Vanguard Corp.#	19,438	646,702

Chemicals - Plastics — 0.3%
A. Schulman, Inc.	20,612	539,622
Landec Corp.†	17,839	179,460
PolyOne Corp.	62,561	1,259,979
Spartech Corp.†	21,507	190,982

		2,170,043

Security Description	Shares	Value (Note 2)

Chemicals - Specialty — 0.9%
Balchem Corp.	20,433	$730,480
Ferro Corp.†	60,448	173,486
H.B. Fuller Co.	34,839	1,144,461
Hawkins, Inc.#	6,393	255,720
KMG Chemicals, Inc.	5,450	99,299
Kraton Performance Polymers, Inc.†	22,513	528,830
Minerals Technologies, Inc.	12,394	917,156
Oil-Dri Corp. of America	3,518	82,743
OM Group, Inc.†	22,619	451,702
OMNOVA Solutions, Inc.†	32,254	239,325
Quaker Chemical Corp.	9,043	440,213
Sensient Technologies Corp.	34,859	1,261,896
Stepan Co.	5,864	586,107
Zep, Inc.	15,491	192,088

		7,103,506

Circuit Boards — 0.1%
Multi-Fineline Electronix, Inc.†	6,119	104,574
Park Electrochemical Corp.	14,522	353,901
TTM Technologies, Inc.†	37,117	334,795

		793,270

Coal — 0.3%
Arch Coal, Inc.	148,206	995,944
Cloud Peak Energy, Inc.†	42,621	808,521
Hallador Energy Co.	4,567	37,404
SunCoke Energy, Inc.†	48,889	794,446
Westmoreland Coal Co.†#	7,599	74,622

		2,710,937

Coffee — 0.0%
Farmer Brothers Co.†#	4,741	52,673

Commercial Services — 1.4%
Acacia Research Corp.†	34,705	771,492
Arbitron, Inc.	18,472	671,827
Collectors Universe#	3,730	38,158
Convergys Corp.	81,470	1,271,747
CoStar Group, Inc.†	19,658	1,707,494
ExlService Holdings, Inc.†	16,308	437,870
Healthcare Services Group, Inc.	46,889	1,102,829
HMS Holdings Corp.†	60,025	1,390,779
Intersections, Inc.#	6,336	58,481
Live Nation Entertainment, Inc.†	97,770	858,421
Mac-Gray Corp.	8,311	99,067
Medifast, Inc.†	9,681	307,081
National Research Corp.	1,757	94,491
Performant Financial Corp.†	6,281	60,674
PHH Corp.†	39,554	866,628
Providence Service Corp.†	9,096	126,616
RPX Corp.†	14,773	134,139
ServiceSource International, Inc.†	34,662	177,816
Standard Parking Corp.†	10,934	243,282
Steiner Leisure, Ltd.†	10,666	490,636
Team, Inc.†	13,900	499,288
TeleTech Holdings, Inc.†	16,034	272,899
TMS International Corp.†	8,990	98,890

		11,780,605

Commercial Services - Finance — 0.7%
Cardtronics, Inc.†	30,807	706,713
CBIZ, Inc.†#	26,527	154,122
Euronet Worldwide, Inc.†	35,435	788,783
Global Cash Access Holdings, Inc.†	45,920	361,390
Green Dot Corp., Class A†#	16,749	208,190

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Commercial Services - Finance (continued)
Heartland Payment Systems, Inc.#	27,070	$802,084
MoneyGram International, Inc.†	14,983	179,946
PRGX Global, Inc.†	14,616	93,396
TNS, Inc.†	17,074	249,280
Tree.com, Inc.	4,208	71,368
WEX, Inc.†	27,136	1,952,707

		5,567,979

Communications Software — 0.1%
Audience, Inc.†#	4,228	36,572
Digi International, Inc.†	17,985	175,354
Jive Software, Inc.†	11,303	163,442
Seachange International, Inc.†	19,957	184,602

		559,970

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	65,340	1,698,186
Exa Corp.†	4,362	54,220

		1,752,406

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	25,534	390,926

Computer Services — 0.8%
Acorn Energy, Inc.	12,492	101,685
CACI International, Inc., Class A†	15,820	809,193
Carbonite, Inc.†#	7,879	75,166
CIBER, Inc.†	50,868	154,639
Computer Task Group, Inc.†	10,667	194,566
iGATE Corp.†	22,446	336,466
Insight Enterprises, Inc.†	31,009	525,292
j2 Global, Inc.#	32,302	976,812
KEYW Holding Corp.†#	13,004	167,231
LivePerson, Inc.†	38,425	506,826
Manhattan Associates, Inc.†	14,186	812,007
Mattersight Corp.†#	7,093	36,245
Sykes Enterprises, Inc.†	27,182	398,488
Syntel, Inc.	10,776	648,284
Unisys Corp.†#	30,600	528,768
Virtusa Corp.†	13,000	203,580

		6,475,248

Computer Software — 0.4%
Accelrys, Inc.†	38,764	341,511
AVG Technologies NV†	5,582	76,864
Avid Technology, Inc.†	20,848	136,137
Blackbaud, Inc.	31,516	704,067
Cornerstone OnDemand, Inc.†	23,495	658,800
Eloqua, Inc.†	6,457	116,549
Envestnet, Inc.†	14,490	201,411
Guidance Software, Inc.†	9,979	111,266
Market Leader, Inc.†	15,391	102,350
SS&C Technologies Holdings, Inc.†	23,652	557,951

		3,006,906

Computers — 0.0%
Silicon Graphics International Corp.†#	22,300	187,097

Computers - Integrated Systems — 0.6%
3D Systems Corp.†#	32,538	1,454,774
Agilysys, Inc.†	10,209	83,305
Cray, Inc.†	25,858	367,701
Echelon Corp.†#	26,516	79,283
Maxwell Technologies, Inc.†#	20,338	147,451
Mercury Systems, Inc.†	21,618	190,022
MTS Systems Corp.	11,226	542,777

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems (continued)
Netscout Systems, Inc.†	25,643	$644,152
Radisys Corp.†	15,984	35,964
Stratasys, Inc.†#	14,867	1,114,282
Super Micro Computer, Inc.†#	20,336	189,735

		4,849,446

Computers - Memory Devices — 0.1%
Datalink Corp.†	10,651	92,025
Imation Corp.†	21,579	92,358
OCZ Technology Group, Inc.†#	47,012	78,510
Quantum Corp.†#	163,605	196,326
Spansion, Inc., Class A†	33,675	394,671
STEC, Inc.†	24,752	121,532

		975,422

Computers - Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	32,409	595,029
Immersion Corp.†#	19,631	128,976
Key Tronic Corp.†#	7,309	74,113
Synaptics, Inc.†	23,517	628,374

		1,426,492

Computers - Voice Recognition — 0.0%
Vocera Communications, Inc.†	4,694	115,425

Consulting Services — 0.8%
Accretive Health, Inc.†#	39,336	469,278
Advisory Board Co.†	23,854	1,079,394
Corporate Executive Board Co.	23,399	1,001,477
CRA International, Inc.†	7,251	128,198
Forrester Research, Inc.	9,836	275,506
Franklin Covey Co.†	9,670	119,231
FTI Consulting, Inc.†	29,312	906,034
Hackett Group, Inc.†	17,161	61,093
Hill International, Inc.†	15,893	55,308
Huron Consulting Group, Inc.†	16,007	527,271
ICF International, Inc.†	13,904	300,604
MAXIMUS, Inc.	23,704	1,493,115
Navigant Consulting, Inc.†	36,202	376,863
PDI, Inc.†	6,997	45,690
Pendrell Corp.†	108,124	117,855

		6,956,917

Consumer Products - Misc. — 0.5%
American Greetings Corp., Class A#	24,509	422,535
AT Cross Co., Class A†	6,715	65,807
Blyth, Inc.#	7,249	116,854
Central Garden and Pet Co., Class A†	26,948	316,100
CSS Industries, Inc.	6,792	139,372
Helen of Troy, Ltd.†	22,135	683,086
Prestige Brands Holdings, Inc.†	35,115	758,484
Spectrum Brands Holdings, Inc.	16,032	766,811
Tumi Holdings, Inc.†#	15,069	338,600
WD-40 Co.	11,119	525,262

		4,132,911

Containers - Paper/Plastic — 0.1%
AEP Industries, Inc.†	2,912	176,176
Graphic Packaging Holding Co.†	116,941	758,947
UFP Technologies, Inc.†	3,837	63,809

		998,932

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc.†	17,596	$816,630
Inter Parfums, Inc.	11,417	228,568
Revlon, Inc., Class A†	7,895	117,794

		1,162,992

Data Processing/Management — 0.6%
Acxiom Corp.†	53,631	948,732
CommVault Systems, Inc.†	31,188	2,069,636
CSG Systems International, Inc.†	23,726	440,829
Fair Isaac Corp.	23,939	1,025,068
FalconStor Software, Inc.†#	22,104	52,829
Innodata, Inc.†#	15,495	57,331
Pegasystems, Inc.#	12,004	244,161
Schawk, Inc.	8,264	99,251

		4,937,837

Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	10,252	329,294
QAD, Inc.	4,366	57,544

		386,838

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	50,165	1,374,019

Diagnostic Equipment — 0.2%
Affymetrix, Inc.†#	49,317	164,226
Cepheid, Inc.†#	45,813	1,485,258
Hansen Medical, Inc.†#	38,297	83,487
ImmunoCellular Therapeutics, Ltd.†	27,797	61,709

		1,794,680

Diagnostic Kits — 0.1%
BG Medicine, Inc.†	7,515	10,897
Meridian Bioscience, Inc.#	28,808	577,024
OraSure Technologies, Inc.†	37,673	290,082
Quidel Corp.†#	19,684	345,061

		1,223,064

Direct Marketing — 0.0%
Harte-Hanks, Inc.	31,100	164,519

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	8,739	514,640
Merit Medical Systems, Inc.†	29,363	407,559
Rochester Medical Corp.†#	7,404	81,888
Utah Medical Products, Inc.	2,292	80,999

		1,085,086

Distribution/Wholesale — 1.0%
Beacon Roofing Supply, Inc.†#	32,722	1,009,147
BlueLinx Holdings, Inc.†	16,859	38,607
Core-Mark Holding Co., Inc.	7,979	365,039
Houston Wire & Cable Co.	12,451	139,700
MWI Veterinary Supply, Inc.†	8,888	992,256
Owens & Minor, Inc.#	44,360	1,214,577
Pool Corp.	33,163	1,389,198
Rentrak Corp.†	6,532	125,545
ScanSource, Inc.†	19,257	569,044
Titan Machinery, Inc.†#	11,798	261,208
United Stationers, Inc.	28,401	871,627
Watsco, Inc.#	20,532	1,471,939

		8,447,887

Diversified Financial Services — 0.1%
DFC Global Corp.†#	30,701	535,732

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 1.1%
A.O. Smith Corp.	27,193	$1,711,799
Actuant Corp., Class A	50,650	1,457,200
AZZ, Inc.	17,632	672,132
Barnes Group, Inc.	37,878	798,847
Blount International, Inc.†	34,176	487,692
Chase Corp.	4,462	76,970
EnPro Industries, Inc.†#	14,373	564,571
Fabrinet†#	15,403	191,305
Federal Signal Corp.†	43,424	255,333
GP Strategies Corp.†	10,323	206,976
Handy & Harman, Ltd.†	3,759	52,889
Koppers Holdings, Inc.	14,492	512,872
LSB Industries, Inc.†	13,102	438,000
Lydall, Inc.†	11,929	156,151
NL Industries, Inc.#	4,587	49,081
Park-Ohio Holdings Corp.†	6,057	126,773
Raven Industries, Inc.	25,310	657,807
Standex International Corp.	8,815	434,227
Tredegar Corp.	16,866	317,924

		9,168,549

Diversified Minerals — 0.1%
AMCOL International Corp.#	17,615	531,797
General Moly, Inc.†	46,817	175,564
United States Lime & Minerals, Inc.†	1,212	53,243
US Silica Holdings, Inc.†#	8,206	119,151

		879,755

Diversified Operations — 0.1%
Harbinger Group, Inc.†#	28,765	245,941
Horizon Pharma, Inc.†	24,717	64,017
Primoris Services Corp.	20,884	302,400
Resource America, Inc., Class A	8,389	57,633

		669,991

Diversified Operations/Commercial Services — 0.2%
Chemed Corp.#	13,427	914,110
Viad Corp.	14,143	317,935

		1,232,045

Drug Delivery Systems — 0.1%
Antares Pharma, Inc.†#	63,709	254,836
BioDelivery Sciences International, Inc.†	14,854	63,130
Depomed, Inc.†#	38,913	234,256
Nektar Therapeutics†#	80,029	522,589

		1,074,811

E-Commerce/Products — 0.2%
1-800-FLOWERS.COM, Inc., Class A†	18,231	57,063
Blue Nile, Inc.†#	8,655	340,488
CafePress, Inc.†#	3,206	18,691
Nutrisystem, Inc.#	19,844	158,554
Overstock.com, Inc.†#	8,144	123,545
Shutterfly, Inc.†#	24,972	672,995
Stamps.com, Inc.†	9,886	250,808
US Auto Parts Network, Inc.†	10,295	19,972
Vitacost.com, Inc.†	15,417	111,773

		1,753,889

E-Commerce/Services — 0.3%
Ancestry.com, Inc.†	20,205	638,478
Angie’s List, Inc.†#	24,844	276,017
Kayak Software Corp.†	2,443	99,430
Move, Inc.†	27,415	206,435
OpenTable, Inc.†#	15,759	707,421

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
E-Commerce/Services (continued)
Orbitz Worldwide, Inc.†	16,064	$37,108
Spark Networks, Inc.†#	8,011	48,146
United Online, Inc.	63,265	361,876
Zillow, Inc., Class A†#	2,153	59,251

		2,434,162

E-Marketing/Info — 0.3%
Active Network, Inc.†#	27,123	145,379
comScore, Inc.†	24,675	328,424
Constant Contact, Inc.†	21,235	282,850
ExactTarget, Inc.†	6,811	140,375
Liquidity Services, Inc.†#	16,453	675,560
QuinStreet, Inc.†	22,824	142,650
ReachLocal, Inc.†	7,089	77,696
ValueClick, Inc.†	52,334	987,543

		2,780,477

E-Services/Consulting — 0.2%
Keynote Systems, Inc.	10,960	149,166
Perficient, Inc.†	22,303	242,880
Saba Software, Inc.†	20,799	162,648
Sapient Corp.†	86,016	910,909
Websense, Inc.†	25,984	362,737

		1,828,340

Educational Software — 0.0%
Rosetta Stone, Inc.†#	7,455	95,275

Electric Products - Misc. — 0.1%
Graham Corp.	6,940	124,712
Littelfuse, Inc.	15,131	873,210

		997,922

Electric - Distribution — 0.0%
EnerNOC, Inc.†	17,211	194,312
Genie Energy, Ltd.#	10,570	72,193

		266,505

Electric - Generation — 0.1%
Atlantic Power Corp.#	79,380	936,684

Electric - Integrated — 2.0%
ALLETE, Inc.	26,633	1,044,280
Ameresco, Inc., Class A†	14,073	132,286
Avista Corp.	40,971	971,422
Black Hills Corp.	30,786	1,098,752
CH Energy Group, Inc.	10,415	679,162
Cleco Corp.	42,539	1,713,896
El Paso Electric Co.	27,957	890,430
Empire District Electric Co.	29,438	588,760
IDACORP, Inc.	34,981	1,494,039
MGE Energy, Inc.	16,140	815,877
NorthWestern Corp.	25,410	881,473
Otter Tail Corp.#	25,252	611,856
Pike Electric Corp.	12,012	118,919
PNM Resources, Inc.	55,620	1,175,251
Portland General Electric Co.	52,724	1,425,130
UIL Holdings Corp.	35,367	1,268,614
Unitil Corp.	9,602	247,732
UNS Energy Corp.	28,112	1,197,009

		16,354,888

Electronic Components - Misc. — 0.6%
Bel Fuse, Inc., Class B	7,401	117,602
Benchmark Electronics, Inc.†	40,259	625,625
CTS Corp.	23,782	210,708
Daktronics, Inc.	25,215	263,749

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. (continued)
GSI Group, Inc.†	20,362	$154,548
InvenSense, Inc.†	25,417	255,441
Methode Electronics, Inc.#	25,851	233,434
NVE Corp.†	3,369	178,894
OSI Systems, Inc.†	13,864	849,586
Plexus Corp.†	24,425	565,439
Rogers Corp.†	11,360	504,725
Sanmina Corp.†	56,908	536,073
Stoneridge, Inc.†	19,561	96,436
Sypris Solutions, Inc.#	7,391	30,155
Viasystems Group, Inc.†#	2,684	31,483
Vishay Precision Group, Inc.†	8,593	104,835
Zagg, Inc.†#	17,784	128,578

		4,887,311

Electronic Components - Semiconductors — 1.6%
Alpha & Omega Semiconductor, Ltd.†	12,002	104,417
Amkor Technology, Inc.†#	51,457	218,692
Applied Micro Circuits Corp.†	43,352	296,094
AXT, Inc.†	22,569	63,645
Cavium, Inc.†#	34,716	1,223,045
Ceva, Inc.†	16,201	244,797
Diodes, Inc.†	24,787	375,275
DSP Group, Inc.†	15,268	90,387
Entropic Communications, Inc.†	61,440	318,874
First Solar, Inc.†#	42,048	1,134,875
GSI Technology, Inc.†#	14,389	81,154
GT Advanced Technologies, Inc.†#	82,635	278,480
Inphi Corp.†	16,326	127,343
Integrated Silicon Solution, Inc.†	19,073	167,079
International Rectifier Corp.†#	48,312	825,169
Intersil Corp., Class A	88,990	634,499
IXYS Corp.#	17,131	138,761
Kopin Corp.†#	46,662	149,785
Lattice Semiconductor Corp.†	82,374	326,201
MEMC Electronic Materials, Inc.†	161,172	472,234
Microsemi Corp.†	62,041	1,187,465
Mindspeed Technologies, Inc.†#	25,224	91,563
MIPS Technologies, Inc.†#	33,388	251,746
Monolithic Power Systems, Inc.†	21,306	450,835
MoSys, Inc.†#	23,483	75,146
OmniVision Technologies, Inc.†#	36,565	552,131
Peregrine Semiconductor Corp.†	4,414	74,729
PLX Technology, Inc.†	31,243	143,405
QLogic Corp.†	68,046	645,076
QuickLogic Corp.†#	30,602	63,040
Rambus, Inc.†	77,096	376,999
Richardson Electronics, Ltd.	8,962	98,134
Rubicon Technology, Inc.†#	11,880	76,270
Semtech Corp.†	45,750	1,251,262
Silicon Image, Inc.†	58,130	270,886
Supertex, Inc.	7,201	130,914
Volterra Semiconductor Corp.†	17,712	311,023

		13,321,430

Electronic Design Automation — 0.1%
Mentor Graphics Corp.†	65,035	970,973

Electronic Measurement Instruments — 0.3%
Analogic Corp.	8,560	630,615
Badger Meter, Inc.#	10,133	456,593
ESCO Technologies, Inc.	18,665	685,006
FARO Technologies, Inc.†	11,815	416,833
Measurement Specialties, Inc.†	10,553	327,671

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Measurement Instruments (continued)
Mesa Laboratories, Inc.	1,811	$85,787
Zygo Corp.†	11,384	168,369

		2,770,874

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	5,876	375,359
Taser International, Inc.†#	38,774	320,273

		695,632

Electronics - Military — 0.0%
API Technologies Corp.†#	22,581	59,388
M/A-COM Technology Solutions Holdings, Inc.†#	4,241	59,883

		119,271

Energy - Alternate Sources — 0.2%
Amyris, Inc.†#	21,120	59,770
Clean Energy Fuels Corp.†#	46,133	611,724
Enphase Energy, Inc.†#	5,548	15,479
FuelCell Energy, Inc.†#	105,664	90,871
FutureFuel Corp.	13,473	152,919
Gevo, Inc.†#	21,225	33,960
Green Plains Renewable Energy, Inc.†	17,414	134,610
KiOR, Inc., Class A†#	18,429	118,867
Renewable Energy Group, Inc.†	5,027	29,760
REX American Resources Corp.†	3,972	74,832
Saratoga Resources, Inc.†	14,133	54,412
Solazyme, Inc.†#	22,849	170,453

		1,547,657

Engineering/R&D Services — 0.3%
Argan, Inc.	6,876	127,962
EMCOR Group, Inc.	46,602	1,530,876
Exponent, Inc.†	9,364	500,412
Michael Baker Corp.	6,042	117,517
Mistras Group, Inc.†	10,905	236,529
VSE Corp.#	2,875	66,183

		2,579,479

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.#	33,972	689,292

Enterprise Software/Service — 1.2%
Advent Software, Inc.†	22,038	490,566
American Software, Inc., Class A	16,364	132,057
Digital River, Inc.†	25,772	376,529
E2open, Inc.†#	3,272	46,168
Guidewire Software, Inc.†	13,528	404,487
JDA Software Group, Inc.†	29,712	1,326,938
ManTech International Corp., Class A#	16,134	403,027
MedAssets, Inc.†	40,724	655,656
MicroStrategy, Inc., Class A†	5,949	526,427
Omnicell, Inc.†	23,450	358,081
Opnet Technologies, Inc.#	10,429	433,221
Pervasive Software, Inc.†	9,246	81,365
Proofpoint, Inc.†	4,423	48,653
PROS Holdings, Inc.†	15,252	270,418
QLIK Technologies, Inc.†	59,604	1,155,126
Sapiens International Corp. NV†	9,536	35,379
SciQuest, Inc.†	12,471	203,153
SYNNEX Corp.†#	18,358	606,181
Tyler Technologies, Inc.†	21,021	986,305
Ultimate Software Group, Inc.†#	18,594	1,757,319

		10,297,056

Entertainment Software — 0.1%
Glu Mobile, Inc.†#	37,744	107,948
Take-Two Interactive Software, Inc.†	54,599	675,389

		783,337

Security Description	Shares	Value (Note 2)

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	44,290	$1,140,910
TRC Cos., Inc.†	10,679	57,026

		1,197,936

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.	19,273	745,480

Female Health Care Products — 0.0%
Female Health Co.#	13,374	96,293

Filtration/Separation Products — 0.2%
CLARCOR, Inc.	35,082	1,627,103
PMFG, Inc.†#	14,506	100,527

		1,727,630

Finance - Auto Loans — 0.1%
Credit Acceptance Corp.†	5,493	506,784
Nicholas Financial, Inc.#	6,951	88,625

		595,409

Finance - Commercial — 0.0%
Horizon Technology Finance Corp.#	5,437	76,390
NewStar Financial, Inc.†	18,228	229,855

		306,245

Finance - Consumer Loans — 0.7%
Asta Funding, Inc.	6,839	63,192
Encore Capital Group, Inc.†	15,296	406,568
First Marblehead Corp.†#	40,636	27,226
Nelnet, Inc., Class A	16,684	476,996
Ocwen Financial Corp.†	75,045	2,691,114
Portfolio Recovery Associates, Inc.†	11,945	1,180,405
Regional Management Corp.†#	3,374	59,045
World Acceptance Corp.†#	7,251	529,395

		5,433,941

Finance - Investment Banker/Broker — 0.7%
Cowen Group, Inc., Class A†	61,087	141,722
Diamond Hill Investment Group, Inc.#	1,871	149,736
Duff & Phelps Corp., Class A	21,771	264,300
Evercore Partners, Inc., Class A	19,971	548,603
FBR & Co.†	25,869	86,661
FXCM, Inc., Class A#	16,382	163,984
Gain Capital Holdings, Inc.	10,369	45,935
GFI Group, Inc.	48,170	134,394
Greenhill & Co., Inc.	20,293	964,323
INTL FCStone, Inc.†#	9,617	166,663
Investment Technology Group, Inc.†	27,099	242,265
JMP Group, Inc.	11,170	58,643
KBW, Inc.#	24,250	418,312
Knight Capital Group, Inc., Class A†	126,813	427,360
Ladenburg Thalmann Financial Services, Inc.†#	71,919	87,741
Oppenheimer Holdings, Inc., Class A	7,182	115,702
Piper Jaffray Cos.†	10,594	300,552
Stifel Financial Corp.†	37,495	1,140,598
SWS Group, Inc.†	20,366	97,757

		5,555,251

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	41,013	466,318
California First National Bancorp#	1,579	24,285
Marlin Business Services Corp.	5,737	99,250
MicroFinancial, Inc.	5,920	43,038
SeaCube Container Leasing, Ltd.	7,678	141,045

		773,936

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Mortgage Loan/Banker — 0.2%
Doral Financial Corp.†	89,701	$60,997
Ellie Mae, Inc.†	17,489	434,077
Federal Agricultural Mtg. Corp., Class C#	6,943	233,840
Nationstar Mortgage Holdings, Inc.†#	13,386	409,880
Walter Investment Management Corp.†	20,001	845,642

		1,984,436

Finance - Other Services — 0.2%
Asset Acceptance Capital Corp.†#	11,068	62,534
BGC Partners, Inc., Class A#	68,737	247,453
Higher One Holdings, Inc.†#	22,452	198,476
MarketAxess Holdings, Inc.	25,486	786,498
Netspend Holdings, Inc.†	21,675	252,514
WageWorks, Inc.†	4,546	83,964

		1,631,439

Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†#	131,619	230,333
Radian Group, Inc.#	93,075	407,669

		638,002

Firearms & Ammunition — 0.2%
Smith & Wesson Holding Corp.†#	45,307	480,254
Sturm Ruger & Co., Inc.#	13,369	783,290

		1,263,544

Food - Canned — 0.2%
Seneca Foods Corp., Class A†	6,332	196,165
TreeHouse Foods, Inc.†	25,104	1,316,454

		1,512,619

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.#	16,532	449,340

Food - Dairy Products — 0.0%
Lifeway Foods, Inc.#	3,213	26,572

Food - Flour & Grain — 0.1%
Post Holdings, Inc.†	19,288	664,279

Food - Misc./Diversified — 0.9%
Annie’s, Inc.†	3,486	125,043
B&G Foods, Inc.	33,775	985,555
Cal-Maine Foods, Inc.	10,087	463,699
Chiquita Brands International, Inc.†	32,079	228,723
Diamond Foods, Inc.#	15,442	219,894
Dole Food Co., Inc.†	25,029	287,333
Hain Celestial Group, Inc.†#	25,735	1,551,048
Inventure Foods, Inc.†	9,128	59,241
J&J Snack Foods Corp.	10,338	650,260
John B. Sanfilippo & Son, Inc.†	5,553	98,399
Lancaster Colony Corp.	12,896	976,743
Seaboard Corp.	214	505,117
Smart Balance, Inc.†#	41,157	511,582
Snyders-Lance, Inc.	30,816	742,049

		7,404,686

Food - Retail — 0.3%
Arden Group, Inc., Class A#	784	78,196
Harris Teeter Supermarkets, Inc.	30,635	1,163,824
Ingles Markets, Inc., Class A	8,809	143,498
SUPERVALU, Inc.#	148,213	352,747
Village Super Market, Inc., Class A	5,882	221,516
Weis Markets, Inc.#	7,682	300,443

		2,260,224

Security Description	Shares	Value (Note 2)

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.#	8,301	$199,722
Chefs’ Warehouse, Inc.†	7,682	121,453
Fresh Del Monte Produce, Inc.	26,612	690,582
Nash Finch Co.	8,534	180,067
Spartan Stores, Inc.#	15,128	227,525
United Natural Foods, Inc.†	34,103	1,765,512

		3,184,861

Footwear & Related Apparel — 0.6%
Crocs, Inc.†	62,788	838,220
Iconix Brand Group, Inc.†	49,493	997,779
R.G. Barry Corp.	6,106	93,605
Skechers U.S.A., Inc., Class A†	26,426	514,250
Steven Madden, Ltd.†	27,422	1,220,553
Weyco Group, Inc.	4,650	109,414
Wolverine World Wide, Inc.#	33,981	1,470,698

		5,244,519

Forestry — 0.1%
Deltic Timber Corp.#	7,608	525,332

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	11,077	123,065
Matthews International Corp., Class A	19,690	595,623
Stewart Enterprises, Inc., Class A#	52,181	398,663

		1,117,351

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	14,617	71,769
Pinnacle Entertainment, Inc.†	43,665	564,152

		635,921

Gas - Distribution — 1.0%
Chesapeake Utilities Corp.#	6,689	301,005
Delta Natural Gas Co., Inc.#	4,744	96,683
Laclede Group, Inc.#	15,702	639,229
New Jersey Resources Corp.#	29,014	1,177,388
Northwest Natural Gas Co.	18,714	820,796
Piedmont Natural Gas Co., Inc.	50,056	1,544,728
South Jersey Industries, Inc.	21,228	1,060,763
Southwest Gas Corp.	32,199	1,350,426
WGL Holdings, Inc.	35,985	1,405,574

		8,396,592

Gold Mining — 0.2%
Gold Reserve, Inc.†#	36,540	120,582
Gold Resource Corp.#	20,838	330,491
Golden Star Resources, Ltd.†#	180,755	328,974
McEwen Mining, Inc.†#	137,690	509,453
Midway Gold Corp.†#	88,870	133,305
Vista Gold Corp.†	40,623	120,244

		1,543,049

Golf — 0.0%
Callaway Golf Co.#	45,408	306,050

Hazardous Waste Disposal — 0.1%
EnergySolutions, Inc.†	55,360	181,027
Heritage-Crystal Clean, Inc.†#	5,366	80,383
US Ecology, Inc.	12,794	279,677

		541,087

Health Care Cost Containment — 0.1%
Corvel Corp.†	4,271	179,168
ExamWorks Group, Inc.†#	20,417	251,742

		430,910

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Healthcare Safety Devices — 0.0%
Unilife Corp.†	55,854	$127,347

Heart Monitors — 0.1%
HeartWare International, Inc.†#	9,873	812,647

Home Furnishings — 0.3%
American Woodmark Corp.†#	6,757	191,966
Bassett Furniture Industries, Inc.	7,863	87,358
Ethan Allen Interiors, Inc.	16,909	490,530
Flexsteel Industries, Inc.	3,141	62,475
Hooker Furniture Corp.#	7,536	104,675
Kimball International, Inc., Class B#	22,759	284,032
La-Z-Boy, Inc.	36,119	538,896
Sealy Corp.†#	35,041	76,039
Select Comfort Corp.†	39,598	1,060,434

		2,896,405

Hotels/Motels — 0.2%
Marcus Corp.	13,697	162,172
Morgans Hotel Group Co.†	15,407	90,131
Orient-Express Hotels, Ltd., Class A†	67,607	833,594
Red Lion Hotels Corp.†#	9,619	69,738
Ryman Hospitality Properties	19,908	661,344

		1,816,979

Housewares — 0.0%
Libbey, Inc.†	14,328	279,683
Lifetime Brands, Inc.	6,756	67,560

		347,243

Human Resources — 0.7%
AMN Healthcare Services, Inc.†	28,507	311,582
Barrett Business Services, Inc.#	4,882	162,327
CDI Corp.	9,562	157,964
Cross Country Healthcare, Inc.†	18,975	76,090
Heidrick & Struggles International, Inc.	12,559	165,025
Hudson Global, Inc.†#	23,217	101,923
Insperity, Inc.	15,842	478,428
Kelly Services, Inc., Class A	18,714	255,633
Kenexa Corp.†	19,087	876,475
Kforce, Inc.	20,119	258,730
Korn/Ferry International†	33,388	481,455
Monster Worldwide, Inc.†	84,666	460,583
On Assignment, Inc.†	29,986	597,621
Resources Connection, Inc.	29,676	344,538
Team Health Holdings, Inc.†	19,818	554,706
TrueBlue, Inc.†	28,209	401,978

		5,685,058

Identification Systems — 0.2%
Brady Corp., Class A	34,249	1,093,913
Checkpoint Systems, Inc.†	28,225	244,146

		1,338,059

Independent Power Producers — 0.2%
GenOn Energy, Inc.†	539,669	1,376,156
Ormat Technologies, Inc.#	12,403	228,463

		1,604,619

Industrial Automated/Robotic — 0.2%
Cognex Corp.	29,910	1,071,376
Hurco Cos., Inc.†	4,498	107,997
Intermec, Inc.†	41,887	316,247
iRobot Corp.†	19,178	361,314

		1,856,934

Security Description	Shares	Value (Note 2)

Instruments - Controls — 0.3%
Watts Water Technologies, Inc., Class A	19,575	$800,422
Woodward, Inc.	48,283	1,765,709

		2,566,131

Instruments - Scientific — 0.2%
FEI Co.	26,491	1,457,800
Fluidigm Corp.†	16,931	241,097

		1,698,897

Insurance Brokers — 0.1%
Crawford & Co., Class B#	18,299	114,735
eHealth, Inc.†	13,678	352,892

		467,627

Insurance - Life/Health — 0.5%
American Equity Investment Life Holding Co.#	41,843	482,450
CNO Financial Group, Inc.	148,009	1,346,882
FBL Financial Group, Inc., Class A#	6,705	222,874
Independence Holding Co.#	5,703	48,476
Kansas City Life Insurance Co.	2,882	110,467
National Western Life Insurance Co., Class A	1,530	230,999
Phoenix Cos., Inc.†#	4,059	98,147
Presidential Life Corp.	15,125	211,901
Primerica, Inc.	32,847	940,410
Symetra Financial Corp.	54,054	661,080

		4,353,686

Insurance - Multi-line — 0.1%
Citizens, Inc.†	27,178	273,411
Eastern Insurance Holdings, Inc.	4,634	78,036
Fortegra Financial Corp.†#	4,671	40,918
Horace Mann Educators Corp.	27,695	529,528
United Fire Group, Inc.	14,053	291,319

		1,213,212

Insurance - Property/Casualty — 1.1%
American Safety Insurance Holdings, Ltd.†#	6,310	106,387
AMERISAFE, Inc.†	12,674	328,003
Amtrust Financial Services, Inc.#	18,737	540,000
Baldwin & Lyons, Inc., Class B#	6,366	146,291
Donegal Group, Inc., Class A	5,455	75,443
EMC Insurance Group, Inc.#	3,130	68,672
Employers Holdings, Inc.	22,075	421,412
Enstar Group, Ltd.†	5,893	603,502
First American Financial Corp.	74,128	1,764,246
Global Indemnity PLC†	7,160	157,592
Hallmark Financial Services, Inc.†#	9,953	81,216
Hilltop Holdings, Inc.†	27,706	395,919
Homeowners Choice, Inc.#	5,347	111,271
Infinity Property & Casualty Corp.	8,247	451,276
Investors Title Co.#	864	51,892
Meadowbrook Insurance Group, Inc.	35,272	196,112
National Interstate Corp.	4,352	114,240
Navigators Group, Inc.†	6,972	365,403
OneBeacon Insurance Group, Ltd., Class A	15,849	213,645
RLI Corp.	14,810	954,356
Safety Insurance Group, Inc.	8,858	397,636
SeaBright Holdings, Inc.	13,820	152,711
Selective Insurance Group, Inc.	38,269	714,865
State Auto Financial Corp.	10,318	149,817
Stewart Information Services Corp.#	12,788	349,112
Tower Group, Inc.	24,287	410,450
Universal Insurance Holdings, Inc.#	13,043	59,867

		9,381,336

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance - Reinsurance — 0.6%
Alterra Capital Holdings, Ltd.	59,863	$1,400,794
Argo Group International Holdings, Ltd.	18,010	597,752
Greenlight Capital Re, Ltd., Class A†	19,620	453,811
Maiden Holdings, Ltd.	35,015	314,435
Montpelier Re Holdings, Ltd.	34,970	765,493
Platinum Underwriters Holdings, Ltd.	24,326	1,082,993
Validus Holdings, Ltd.	7,239	256,703

		4,871,981

Internet Application Software — 0.3%
Bazaarvoice, Inc.†	7,216	70,573
Brightcove, Inc.†	4,134	40,182
DealerTrack Holdings, Inc.†	29,635	796,885
IntraLinks Holdings, Inc.†#	25,458	167,768
KIT Digital, Inc.†#	38,198	28,840
Lionbridge Technologies, Inc.†	39,304	161,539
RealNetworks, Inc.†	15,265	110,977
VirnetX Holding Corp.†#	29,300	1,009,971
Vocus, Inc.†	14,403	245,715

		2,632,450

Internet Connectivity Services — 0.1%
Ambient Corp.†#	1,890	6,861
Boingo Wireless, Inc.†#	11,028	78,188
Cogent Communications Group, Inc.	32,697	691,215
Envivio, Inc.†#	5,416	8,774
Internap Network Services Corp.†#	37,043	221,147
PC-Tel, Inc.	12,894	83,295

		1,089,480

Internet Content - Entertainment — 0.0%
Limelight Networks, Inc.†	41,999	81,478

Internet Content - Information/News — 0.2%
Bankrate, Inc.†	32,254	388,015
Dice Holdings, Inc.†#	31,863	274,022
HealthStream, Inc.†	13,637	323,470
Travelzoo, Inc.†	4,982	87,484
WebMD Health Corp.†#	35,374	497,005
XO Group, Inc.†	18,288	144,475
Yelp, Inc.†#	5,891	111,399

		1,825,870

Internet Incubators — 0.1%
ICG Group, Inc.†	26,004	289,945
ModusLink Global Solutions, Inc.†	27,547	91,731
Safeguard Scientifics, Inc.†	14,518	205,139

		586,815

Internet Infrastructure Software — 0.0%
Responsys, Inc.†	24,951	162,681
support.com, Inc.†#	34,010	149,644
Unwired Planet, Inc.†#	60,587	83,004

		395,329

Internet Security — 0.2%
iPass, Inc.†#	36,256	66,348
Sourcefire, Inc.†#	20,637	1,015,960
VASCO Data Security International, Inc.†#	19,684	147,827
Zix Corp.†#	42,570	116,642

		1,346,777

Internet Telephone — 0.1%
BroadSoft, Inc.†	19,190	606,979
magicJack VocalTec, Ltd.†#	10,537	181,342

		788,321

Security Description	Shares	Value (Note 2)

Intimate Apparel — 0.2%
Warnaco Group, Inc.†	28,658	$2,060,224

Investment Companies — 1.0%
Apollo Investment Corp.	141,673	1,150,385
Arlington Asset Investment Corp., Class A	7,686	166,325
BlackRock Kelso Capital Corp.#	51,363	518,766
Capital Southwest Corp.#	2,076	222,838
Fifth Street Finance Corp.#	63,514	684,681
Gladstone Capital Corp.	14,664	120,685
Golub Capital BDC, Inc.#	9,989	157,926
Home Loan Servicing Solutions, Ltd.	20,236	395,614
KCAP Financial, Inc.#	15,194	134,163
Main Street Capital Corp.#	19,441	595,867
MCG Capital Corp.	53,601	239,061
Medallion Financial Corp.	12,492	147,655
MVC Capital, Inc.	16,701	199,076
New Mountain Finance Corp.	8,826	133,979
NGP Capital Resources Co.	15,102	108,734
PennantPark Investment Corp.	39,359	423,896
Prospect Capital Corp.	103,150	1,086,170
Solar Capital, Ltd.	26,949	617,132
Solar Senior Capital, Ltd.	6,634	120,473
TCP Capital Corp.	4,019	60,325
THL Credit, Inc.	10,508	152,366
TICC Capital Corp.#	28,753	288,105
Triangle Capital Corp.#	19,037	485,824

		8,210,046

Investment Management/Advisor Services — 0.4%
Artio Global Investors, Inc.#	21,554	48,712
Calamos Asset Management, Inc., Class A	13,431	131,624
CIFC Corp.†#	4,473	30,595
Cohen & Steers, Inc.#	12,886	368,282
Epoch Holding Corp.#	11,128	243,815
Financial Engines, Inc.†	32,344	848,060
GAMCO Investors, Inc., Class A	4,500	220,500
Manning & Napier, Inc.	9,486	118,670
Medley Capital Corp.	16,078	219,143
National Financial Partners Corp.†	28,353	470,943
Pzena Investment Management, Inc., Class A	6,832	37,849
Virtus Investment Partners, Inc.†	4,225	485,284
Westwood Holdings Group, Inc.	4,641	185,547
WisdomTree Investments, Inc.†#	40,901	249,905

		3,658,929

Lasers - System/Components — 0.5%
Coherent, Inc.	16,529	764,466
Cymer, Inc.†	21,602	1,894,495
Electro Scientific Industries, Inc.	16,001	173,451
II-VI, Inc.†	36,714	628,177
Newport Corp.†	26,681	339,916
Rofin-Sinar Technologies, Inc.†#	19,933	421,583

		4,222,088

Leisure Products — 0.3%
Brunswick Corp.	62,365	1,607,146
Johnson Outdoors, Inc., Class A†	3,956	82,601
Marine Products Corp.	7,238	39,664
WMS Industries, Inc.†	38,461	649,991

		2,379,402

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	29,565	1,955,725
Universal Display Corp.†#	27,737	662,359

		2,618,084

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	13,153	$445,887
UniFirst Corp.	10,121	714,239

		1,160,126

Machine Tools & Related Products — 0.0%
Hardinge, Inc.	8,152	78,178

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	14,014	405,705
Hyster-Yale Materials Handling, Inc.	7,694	319,147

		724,852

Machinery - Electrical — 0.1%
Franklin Electric Co., Inc.	16,365	974,699

Machinery - Farming — 0.1%
Alamo Group, Inc.	4,836	160,168
Lindsay Corp.#	8,876	702,003

		862,171

Machinery - General Industrial — 1.0%
Albany International Corp., Class A	19,281	414,734
Altra Holdings, Inc.	18,809	353,797
Applied Industrial Technologies, Inc.	29,465	1,179,484
Chart Industries, Inc.†	20,879	1,262,762
DXP Enterprises, Inc.†	6,143	296,645
Flow International Corp.†	33,418	105,267
Intevac, Inc.†	16,244	76,834
Kadant, Inc.†	8,154	197,735
Middleby Corp.†	13,073	1,665,370
Robbins & Myers, Inc.	26,888	1,597,147
Sauer-Danfoss, Inc.	8,151	428,172
Tennant Co.	13,157	501,808
Twin Disc, Inc.	5,953	101,558

		8,181,313

Machinery - Material Handling — 0.1%
Cascade Corp.	6,434	418,017
Columbus McKinnon Corp.†	13,547	202,663
NACCO Industries, Inc., Class A	3,847	205,122

		825,802

Machinery - Pumps — 0.0%
Gorman-Rupp Co.	10,612	295,332

Machinery - Thermal Process — 0.0%
Global Power Equipment Group, Inc.	12,001	180,255

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp.	41,275	364,458
Odyssey Marine Exploration, Inc.†#	51,137	143,695

		508,153

Medical Imaging Systems — 0.0%
Merge Healthcare, Inc.†#	41,214	134,770

Medical Information Systems — 0.4%
athenahealth, Inc.†	25,029	1,594,097
Computer Programs & Systems, Inc.	7,725	386,791
Epocrates, Inc.†	13,005	131,221
Greenway Medical Technologies†#	5,523	107,367
Medidata Solutions, Inc.†	15,518	620,720
Quality Systems, Inc.#	27,616	502,887

		3,343,083

Medical Instruments — 1.0%
Abaxis, Inc.	15,145	571,572
AngioDynamics, Inc.†	17,142	180,677

Security Description	Shares	Value (Note 2)

Medical Instruments (continued)
ArthroCare Corp.†	19,313	$646,792
AtriCure, Inc.†	10,176	68,688
Cardiovascular Systems, Inc.†#	11,706	136,492
Conceptus, Inc.†#	21,910	455,947
CONMED Corp.	19,754	545,803
CryoLife, Inc.	19,241	114,292
DexCom, Inc.†	47,866	626,087
Endologix, Inc.†	38,634	566,374
Genomic Health, Inc.†#	11,205	309,930
Integra LifeSciences Holdings Corp.†	13,620	527,911
MAKO Surgical Corp.†#	25,239	348,298
Natus Medical, Inc.†	20,561	232,751
Navidea Biopharmaceuticals, Inc.†#	67,384	183,284
NuVasive, Inc.†	30,149	437,764
Solta Medical, Inc.†	47,724	119,310
Spectranetics Corp.†	23,942	344,765
SurModics, Inc.†	8,936	179,971
Symmetry Medical, Inc.†	25,597	249,571
Vascular Solutions, Inc.†	11,401	170,445
Volcano Corp.†#	37,215	1,014,481
Young Innovations, Inc.	3,835	138,712

		8,169,917

Medical Labs & Testing Services — 0.1%
Bio-Reference Labs, Inc.†#	17,166	451,981

Medical Laser Systems — 0.1%
Cynosure, Inc., Class A†	6,720	151,334
Palomar Medical Technologies, Inc.†	13,637	123,688
PhotoMedex, Inc.†#	9,152	126,938

		401,960

Medical Products — 1.2%
ABIOMED, Inc.†#	23,337	311,549
Accuray, Inc.†	49,786	312,656
Alphatec Holdings, Inc.†#	38,172	65,274
Atrion Corp.#	1,104	218,139
Cantel Medical Corp.	14,798	406,057
Cerus Corp.†#	37,994	122,721
Chindex International, Inc.†	8,069	82,707
Cyberonics, Inc.†	19,230	994,191
EnteroMedics, Inc.†#	17,691	54,842
Exactech, Inc.†	5,997	101,889
Globus Medical, Inc., Class A†#	6,688	89,017
Greatbatch, Inc.†	16,512	372,841
Haemonetics Corp.†	17,694	1,433,745
Hanger, Inc.†	23,823	622,019
Invacare Corp.	22,219	313,954
Luminex Corp.†	29,113	501,326
NxStage Medical, Inc.†	34,370	413,127
Orthofix International NV†	13,079	487,193
PSS World Medical, Inc.†	35,212	1,001,429
Rockwell Medical Technologies, Inc.†	14,565	106,033
Tornier NV†	10,553	171,170
West Pharmaceutical Services, Inc.	23,654	1,278,026
Wright Medical Group, Inc.†	27,448	579,702
Zeltiq Aesthetics, Inc.†	11,817	56,013

		10,095,620

Medical Sterilization Products — 0.2%
STERIS Corp.	40,364	1,379,238

Medical - Biomedical/Gene — 2.3%
Acorda Therapeutics, Inc.†	27,998	704,990
Aegerion Pharmaceuticals, Inc.†#	17,363	380,250
Affymax, Inc.†	25,214	616,230

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Agenus, Inc.†#	17,051	$73,831
Alnylam Pharmaceuticals, Inc.†#	32,357	549,098
AMAG Pharmaceuticals, Inc.†	14,914	224,157
Arena Pharmaceuticals, Inc.†#	151,110	1,338,835
Arqule, Inc.†	41,131	109,408
Astex Pharmaceuticals†	65,017	180,747
BioCryst Pharmaceuticals, Inc.†	34,334	59,054
BioTime, Inc.†#	21,293	76,442
Cambrex Corp.†	20,684	226,903
Celldex Therapeutics, Inc.†	41,014	243,623
Coronado Biosciences, Inc.†#	12,321	58,278
Cubist Pharmaceuticals, Inc.†	44,226	1,796,018
Curis, Inc.†#	55,172	184,826
Dendreon Corp.†#	107,529	478,504
Discovery Laboratories, Inc.†#	30,285	65,113
Dynavax Technologies Corp.†#	121,590	345,316
Emergent Biosolutions, Inc.†	18,079	271,547
Enzon Pharmaceuticals, Inc.	29,480	205,770
Exact Sciences Corp.†	44,371	435,280
Exelixis, Inc.†#	127,745	624,673
Geron Corp.†#	92,232	131,892
GTx, Inc.†	18,462	73,294
Halozyme Therapeutics, Inc.†	62,655	390,341
Harvard Bioscience, Inc.†	17,295	68,142
Immunogen, Inc.†#	58,012	736,172
Immunomedics, Inc.†#	46,026	146,823
InterMune, Inc.†#	45,664	418,282
Lexicon Pharmaceuticals, Inc.†	138,614	238,416
Ligand Pharmaceuticals, Inc., Class B†#	12,153	239,779
Maxygen, Inc.	19,382	50,781
Medicines Co.†	38,493	826,445
Merrimack Pharmaceuticals, Inc.†	10,619	75,820
Momenta Pharmaceuticals, Inc.†#	32,701	349,901
NewLink Genetics Corp.†#	8,848	106,441
Novavax, Inc.†#	80,927	150,524
NPS Pharmaceuticals, Inc.†	60,159	615,427
Omeros Corp.†#	17,950	134,266
OncoGenex Pharmaceutical, Inc.†	10,153	128,029
Oncothyreon, Inc.†#	39,891	182,701
Pacific Biosciences of California, Inc.†#	25,887	43,490
PDL BioPharma, Inc.#	97,677	771,648
Repligen Corp.†	21,539	138,927
RTI Biologics, Inc.†	38,986	174,267
Sangamo Biosciences, Inc.†#	36,720	210,406
Seattle Genetics, Inc.†#	66,368	1,679,774
Sequenom, Inc.†#	79,980	389,503
Spectrum Pharmaceuticals, Inc.†#	41,562	492,094
Sunesis Pharmaceuticals, Inc.†	18,840	93,635
Transcept Pharmaceuticals, Inc.†	8,802	47,443
Trius Therapeutics, Inc.†	17,362	83,164
Verastem, Inc.†	4,411	30,039
Vical, Inc.†	53,037	166,536
XOMA Corp.†#	47,541	145,000
ZIOPHARM Oncology, Inc.†#	46,422	203,328

		18,981,623

Medical - Drugs — 2.0%
Achillion Pharmaceuticals, Inc.†#	41,493	323,230
Akorn, Inc.†#	39,708	535,661
Alkermes PLC†	85,486	1,650,735
Amicus Therapeutics, Inc.†#	21,049	120,400
Ampio Pharmaceuticals, Inc.†#	17,861	66,443
Anacor Pharmaceuticals, Inc.†	10,008	53,042
Array BioPharma, Inc.†	62,241	244,607
Auxilium Pharmaceuticals, Inc.†	33,782	646,588

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
BioSpecifics Technologies Corp.†	3,461	$46,135
Cadence Pharmaceuticals, Inc.†#	41,990	178,877
Cempra, Inc.†#	2,951	18,149
ChemoCentryx, Inc.†#	3,788	44,888
Clovis Oncology, Inc.†#	9,542	146,756
Corcept Therapeutics, Inc.†#	34,230	49,291
Cumberland Pharmaceuticals, Inc.†	8,295	37,162
Cytori Therapeutics, Inc.†#	38,151	159,853
Durata Therapeutics, Inc.†#	6,027	54,785
Dusa Pharmaceuticals, Inc.†	15,650	124,731
Endocyte, Inc.†#	20,669	193,669
Furiex Pharmaceuticals, Inc.†	5,141	100,044
Hi-Tech Pharmacal Co., Inc.	7,476	225,775
Hyperion Therapeutics, Inc.†#	2,474	26,224
Idenix Pharmaceuticals, Inc.†#	62,791	321,490
Infinity Pharmaceuticals, Inc.†#	16,835	426,767
Ironwood Pharmaceuticals, Inc.†#	52,480	566,784
Jazz Pharmaceuticals PLC†	28,998	1,562,412
Keryx Biopharmaceuticals, Inc.†#	49,712	156,096
Lannett Co., Inc.†	11,151	55,309
MAP Pharmaceuticals, Inc.†	19,597	312,376
Medicis Pharmaceutical Corp., Class A	40,129	1,735,579
Opko Health, Inc.†#	74,600	326,748
Optimer Pharmaceuticals, Inc.†#	32,856	334,803
Orexigen Therapeutics, Inc.†#	42,121	198,811
Pacira Pharmaceuticals, Inc.†#	12,884	219,672
Pain Therapeutics, Inc.#	26,518	84,327
Pernix Therapeutics Holdings†#	6,353	49,490
PharMerica Corp.†#	20,598	297,435
Pozen, Inc.†	18,570	103,064
Progenics Pharmaceuticals, Inc.†#	21,114	49,829
Raptor Pharmaceutical Corp.†#	34,116	180,474
Repros Therapeutics, Inc.†#	10,350	155,354
Rigel Pharmaceuticals, Inc.†	49,894	414,120
Sagent Pharmaceuticals, Inc.†	6,550	97,595
Santarus, Inc.†	38,215	381,004
Sciclone Pharmaceuticals, Inc.†#	39,659	174,103
SIGA Technologies, Inc.†#	24,555	66,299
Sucampo Pharmaceuticals, Inc., Class A†	7,576	39,698
Supernus Pharmaceuticals, Inc.†#	2,354	18,808
Synergy Pharmaceuticals, Inc.†	28,693	159,533
Synta Pharmaceuticals Corp.†#	25,919	209,166
Targacept, Inc.†	19,007	81,540
TESARO, Inc.†#	3,187	58,991
Vanda Pharmaceuticals, Inc.†#	19,710	68,591
Ventrus Biosciences, Inc.†#	8,719	21,623
ViroPharma, Inc.†	48,691	1,207,050
Vivus, Inc.†#	69,618	786,683
XenoPort, Inc.†	29,929	234,943
Zogenix, Inc.†	37,902	100,061

		16,303,673

Medical - Generic Drugs — 0.1%
Acura Pharmaceuticals, Inc.†#	8,454	15,471
Impax Laboratories, Inc.†	46,790	951,708

		967,179

Medical - HMO — 0.6%
Centene Corp.†	35,936	1,577,950
Magellan Health Services, Inc.†	19,072	989,455
Metropolitan Health Networks, Inc.†	30,831	346,540
Molina Healthcare, Inc.†	20,908	582,079
Triple-S Management Corp., Class B†	13,540	236,273
Universal American Corp.	26,236	217,496
WellCare Health Plans, Inc.†	30,087	1,452,300

		5,402,093

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	16,080	$369,036
Select Medical Holdings Corp.	24,427	269,674
Vanguard Health Systems, Inc.†	22,197	234,622

		873,332

Medical - Nursing Homes — 0.2%
Assisted Living Concepts, Inc., Class A	13,521	117,092
Ensign Group, Inc.	12,145	313,220
Kindred Healthcare, Inc.†	36,937	400,766
National Healthcare Corp.#	7,362	329,302
Skilled Healthcare Group, Inc., Class A†	13,363	89,532
Sun Healthcare Group, Inc.†	17,828	150,825

		1,400,737

Medical - Outpatient/Home Medical — 0.3%
Air Methods Corp.†	8,959	978,054
Almost Family, Inc.†	5,759	114,259
Amedisys, Inc.†	21,037	220,257
Amsurg Corp.†	22,090	618,962
Gentiva Health Services, Inc.†	21,250	218,875
LHC Group, Inc.†	11,144	215,915

		2,366,322

Metal Processors & Fabrication — 0.7%
Ampco-Pittsburgh Corp.	5,944	111,331
CIRCOR International, Inc.	12,151	439,137
Dynamic Materials Corp.	9,415	131,716
Haynes International, Inc.	8,578	399,220
Kaydon Corp.	22,373	515,250
LB Foster Co., Class A	6,363	263,746
Mueller Industries, Inc.	18,935	904,336
NN, Inc.†	11,887	96,522
RBC Bearings, Inc.†	15,489	721,633
Rexnord Corp.†	20,113	430,016
RTI International Metals, Inc.†#	21,169	524,991
Sun Hydraulics Corp.	14,428	377,148
Worthington Industries, Inc.	36,480	859,469

		5,774,515

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†#	11,658	148,756
Olympic Steel, Inc.#	6,368	125,895

		274,651

Metal Products - Fasteners — 0.0%
Eastern Co.#	4,339	64,087

Metal - Aluminum — 0.2%
Century Aluminum Co.†#	35,945	279,293
Kaiser Aluminum Corp.	13,472	820,041
Noranda Aluminum Holding Corp.	23,263	137,949

		1,237,283

Metal - Copper — 0.0%
Revett Minerals, Inc.†	17,803	59,106

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.	6,604	202,941
FreightCar America, Inc.	8,355	175,706
Hillenbrand, Inc.	38,503	814,724
John Bean Technologies Corp.	20,198	329,025
Movado Group, Inc.	12,288	426,271
Trimas Corp.†	22,486	582,387

		2,531,054

Security Description	Shares	Value (Note 2)

Motion Pictures & Services — 0.1%
Lions Gate Entertainment Corp.†#	59,224	$970,089

Multimedia — 0.2%
Demand Media, Inc.†#	20,918	186,170
Entravision Communications Corp., Class A#	35,411	53,116
EW Scripps Co., Class A†	20,855	212,304
Journal Communications, Inc., Class A†	29,996	168,278
Martha Stewart Living Omnimedia, Class A†	19,392	51,195
Meredith Corp.#	25,293	788,636

		1,459,699

Networking Products — 0.5%
Anixter International, Inc.	19,695	1,202,971
Black Box Corp.	12,229	301,445
Calix, Inc.†#	27,407	202,264
Extreme Networks, Inc.†	65,741	236,668
Infinera Corp.†#	76,613	427,500
Ixia†	29,444	442,249
LogMeIn, Inc.†#	15,409	329,753
NeoPhotonics Corp.†#	13,652	73,311
NETGEAR, Inc.†	26,520	924,487
Parkervision, Inc.†#	52,986	120,808
Procera Networks, Inc.†	13,450	277,742

		4,539,198

Non-Ferrous Metals — 0.2%
Globe Specialty Metals, Inc.	42,919	594,857
Horsehead Holding Corp.†	30,589	284,478
Materion Corp.	14,259	292,310
Uranerz Energy Corp.†#	46,065	61,266
Uranium Energy Corp.†#	59,157	133,695
US Antimony Corp.†#	37,532	73,938

		1,440,544

Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc., Class A†	18,138	80,170

Office Furnishings - Original — 0.4%
CompX International, Inc.#	795	10,494
Herman Miller, Inc.	40,729	860,197
HNI Corp.	31,794	946,825
Interface, Inc.	40,900	600,821
Knoll, Inc.	33,472	480,658
Steelcase, Inc., Class A	53,122	618,340

		3,517,335

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	78,893	531,739

Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc.†	110,641	570,908
Parker Drilling Co.†	82,123	344,095
Vantage Drilling Co.†#	133,701	240,662

		1,155,665

Oil Companies - Exploration & Production — 2.6%
Abraxas Petroleum Corp.†#	57,638	127,956
Apco Oil and Gas International, Inc.	6,373	67,872
Approach Resources, Inc.†	23,216	545,344
Berry Petroleum Co., Class A	36,560	1,137,382
Bill Barrett Corp.†#	33,592	583,829
Bonanza Creek Energy, Inc.†	6,918	163,957
BPZ Resources, Inc.†	73,025	184,753
Callon Petroleum Co.†	27,543	129,177
Carrizo Oil & Gas, Inc.†#	27,639	573,509
Clayton Williams Energy, Inc.†	4,119	167,685
Comstock Resources, Inc.†#	33,597	550,991

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Contango Oil & Gas Co.	8,911	$365,262
Crimson Exploration, Inc.†	14,842	40,667
DLB Oil & Gas, Inc.†(1)(2)	3,000	0
Emerald Oil, Inc.†#	4,792	24,487
Endeavour International Corp.†#	32,375	218,208
Energy XXI Bermuda, Ltd.#	55,074	1,744,744
EPL Oil & Gas, Inc.†	19,368	406,534
Evolution Petroleum Corp.†	11,557	91,300
Forest Oil Corp.†	82,234	523,831
FX Energy, Inc.†	36,957	148,198
Gastar Exploration, Ltd.†#	41,178	40,766
Goodrich Petroleum Corp.†#	18,145	163,486
Gulfport Energy Corp.†	38,859	1,478,196
Halcon Resources Corp.†	77,772	480,631
Harvest Natural Resources, Inc.†	26,091	229,601
Isramco, Inc.†	717	76,719
Kodiak Oil & Gas Corp.†	184,016	1,578,857
Magnum Hunter Resources Corp.†#	102,882	414,614
Matador Resources Co.†	9,845	87,522
McMoRan Exploration Co.†#	70,848	604,333
Midstates Petroleum Co., Inc.†	16,774	115,237
Miller Energy Resources, Inc.†#	20,484	92,997
Northern Oil and Gas, Inc.†	44,346	696,232
Oasis Petroleum, Inc.†	55,781	1,685,702
Panhandle Oil and Gas, Inc., Class A#	4,873	138,003
PDC Energy, Inc.†	20,896	749,749
Penn Virginia Corp.#	32,000	141,760
PetroQuest Energy, Inc.†	39,507	210,572
Quicksilver Resources, Inc.†#	82,003	259,950
Resolute Energy Corp.†	33,698	287,781
Rex Energy Corp.†	30,137	396,302
Rosetta Resources, Inc.†	36,936	1,659,904
Sanchez Energy Corp.†#	8,085	147,713
Stone Energy Corp.†	34,545	716,118
Swift Energy Co.†	29,917	463,115
Synergy Resources Corp.†	27,322	105,736
Triangle Petroleum Corp.†	30,894	193,088
Vaalco Energy, Inc.†	40,392	342,120
W&T Offshore, Inc.#	24,245	401,740
Warren Resources, Inc.†	50,061	137,668
ZaZa Energy Corp.†#	17,330	33,100

		21,924,998

Oil Field Machinery & Equipment — 0.6%
Bolt Technology Corp.	5,988	86,527
Dril-Quip, Inc.†	28,063	1,974,793
Flotek Industries, Inc.†#	34,541	398,948
Forum Energy Technologies, Inc.†	15,492	391,018
Gulf Island Fabrication, Inc.	10,045	233,747
Lufkin Industries, Inc.#	23,459	1,284,615
Mitcham Industries, Inc.†	8,882	128,700
Natural Gas Services Group, Inc.†	8,595	141,474
Thermon Group Holdings, Inc.†	10,272	254,027

		4,893,849

Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	1,469	51,254
Alon USA Energy, Inc.	6,788	96,525
Arabian American Development Co.†#	13,941	113,340
CVR Energy, Inc.†	11,577	529,532
CVR Energy, Inc. (CVR)†(1)(2)	61,322	0
Delek US Holdings, Inc.	11,867	311,746
Western Refining, Inc.#	40,014	1,162,407

		2,264,804

Security Description	Shares	Value (Note 2)

Oil - Field Services — 0.9%
Basic Energy Services, Inc.†#	21,537	$237,338
C&J Energy Services, Inc.†	31,125	621,566
Cal Dive International, Inc.†#	67,104	105,353
Edgen Group, Inc.†	10,463	72,718
Exterran Holdings, Inc.†#	45,268	944,743
Forbes Energy Services, Ltd.†#	10,299	23,894
Helix Energy Solutions Group, Inc.†	73,766	1,291,643
Hornbeck Offshore Services, Inc.†	24,654	886,804
Key Energy Services, Inc.†	105,447	705,440
Matrix Service Co.†	17,967	197,098
Newpark Resources, Inc.†#	62,772	489,622
Pioneer Energy Services Corp.†	43,209	312,401
Targa Resources Corp.	20,241	1,013,872
Tesco Corp.†	21,191	228,863
TETRA Technologies, Inc.†	54,166	379,162
Willbros Group, Inc.†	27,175	136,690

		7,647,207

Optical Recognition Equipment — 0.0%
Digimarc Corp.	4,953	91,977

Optical Supplies — 0.0%
Staar Surgical Co.†	25,356	146,558

Paper & Related Products — 0.6%
Boise, Inc.	70,169	575,386
Buckeye Technologies, Inc.	27,517	762,771
Clearwater Paper Corp.†	16,326	648,959
KapStone Paper and Packaging Corp.	28,211	618,385
Neenah Paper, Inc.	11,050	310,063
Orchids Paper Products Co.#	4,019	85,323
P.H. Glatfelter Co.	29,859	507,305
Resolute Forest Products†#	56,563	662,353
Schweitzer-Mauduit International, Inc.	21,794	816,621
Wausau Paper Corp.#	30,780	258,244

		5,245,410

Patient Monitoring Equipment — 0.2%
Insulet Corp.†	33,359	732,230
Masimo Corp.	34,862	722,341

		1,454,571

Petrochemicals — 0.1%
TPC Group, Inc.†	9,039	434,143

Pharmacy Services — 0.0%
BioScrip, Inc.†	30,673	315,932

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp.†	66,743	1,467,679
U.S. Physical Therapy, Inc.	8,216	219,531

		1,687,210

Physicians Practice Management — 0.1%
Healthways, Inc.†#	23,326	252,387
IPC The Hospitalist Co., Inc.†#	11,572	436,843

		689,230

Pipelines — 0.2%
Crosstex Energy, Inc.	28,468	365,814
SemGroup Corp., Class A†	29,186	1,099,728

		1,465,542

Platinum — 0.1%
Stillwater Mining Co.†	80,830	927,928

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Pollution Control — 0.0%
ADA-ES, Inc.†	6,287	$102,792
CECO Environmental Corp.#	5,007	46,665
GSE Holding, Inc.†	5,617	39,375
Met-Pro Corp.#	10,250	91,328

		280,160

Poultry — 0.1%
Pilgrim’s Pride Corp.†	42,126	300,779
Sanderson Farms, Inc.	16,039	769,391

		1,070,170

Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	27,744	354,846
Capstone Turbine Corp.†#	208,445	201,316
Generac Holdings, Inc.#	17,270	563,520
Powell Industries, Inc.†	6,240	249,850
Power-One, Inc.†	46,840	194,386
SunPower Corp.†	27,765	127,719
Vicor Corp.†	13,721	73,407

		1,765,044

Precious Metals — 0.2%
Coeur d’Alene Mines Corp.†	62,765	1,459,914
Paramount Gold and Silver Corp.†#	91,183	211,544

		1,671,458

Printing - Commercial — 0.4%
American Reprographics Co.†	25,510	64,285
Cenveo, Inc.†#	37,691	88,197
Consolidated Graphics, Inc.†	5,555	189,092
Deluxe Corp.#	35,605	1,025,424
Ennis, Inc.	18,262	277,948
Multi-Color Corp.#	9,428	211,941
Quad/Graphics, Inc.#	17,587	284,909
Valassis Communications, Inc.†#	27,720	720,166
VistaPrint NV†#	23,815	739,337

		3,601,299

Private Corrections — 0.1%
Geo Group, Inc.	42,898	1,209,724

Private Equity — 0.0%
Fidus Investment Corp.	8,305	141,185
Gladstone Investment Corp.	15,418	108,234

		249,419

Protection/Safety — 0.1%
Ascent Capital Group, Inc., Class A†	9,920	607,203
Landauer, Inc.	6,601	393,288

		1,000,491

Publishing - Books — 0.1%
Courier Corp.	6,756	76,410
Scholastic Corp.#	18,108	508,111

		584,521

Publishing - Newspapers — 0.1%
Daily Journal Corp.†#	680	61,622
Dolan Co.†	21,350	73,230
McClatchy Co., Class A†#	40,471	135,578
New York Times Co., Class A†	95,104	771,293

		1,041,723

Publishing - Periodicals — 0.0%
Value Line, Inc.#	919	8,381

Security Description	Shares	Value (Note 2)

Racetracks — 0.1%
Churchill Downs, Inc.	9,087	$574,389
International Speedway Corp., Class A	19,346	519,053
Speedway Motorsports, Inc.	8,134	131,934

		1,225,376

Radio — 0.0%
Beasley Broadcasting Group, Inc., Class A† Class A	3,074	15,032
Cumulus Media, Inc., Class A†	43,073	98,637
Entercom Communications Corp., Class A†#	17,056	108,306
Saga Communications, Inc., Class A	2,448	111,017
Salem Communications Corp., Class A	7,063	36,586

		369,578

Real Estate Investment Trusts — 7.8%
Acadia Realty Trust	32,126	797,367
AG Mortgage Investment Trust, Inc.	15,825	389,770
Agree Realty Corp.	7,985	209,367
Alexander’s, Inc.	1,465	648,995
American Assets Trust, Inc.	23,079	628,441
American Capital Mortgage Investment Corp.	25,321	646,698
American Realty Capital Trust, Inc.	110,658	1,290,272
AmREIT, Inc., Class B	2,861	47,264
Anworth Mortgage Asset Corp.	95,796	565,196
Apollo Commercial Real Estate Finance, Inc.#	12,195	203,535
Apollo Residential Mortgage, Inc.	16,886	366,257
Ares Commercial Real Estate Corp.#	5,377	88,452
ARMOUR Residential REIT, Inc.#	207,324	1,451,268
Ashford Hospitality Trust, Inc.#	37,258	337,185
Associated Estates Realty Corp.	34,412	520,654
Campus Crest Communities, Inc.	26,806	306,661
CapLease, Inc.	46,621	218,186
Capstead Mortgage Corp.	68,758	834,722
Cedar Realty Trust, Inc.	41,859	226,876
Chatham Lodging Trust	9,712	137,133
Chesapeake Lodging Trust	27,643	521,623
Colonial Properties Trust	61,394	1,252,438
Colony Financial, Inc.	28,769	575,955
Coresite Realty Corp.	14,344	367,206
Cousins Properties, Inc.	64,061	525,941
CreXus Investment Corp.	46,760	584,032
CubeSmart	86,011	1,186,952
CYS Investments, Inc.#	115,833	1,481,504
DCT Industrial Trust, Inc.#	172,469	1,077,931
DiamondRock Hospitality Co.	130,660	1,141,968
DuPont Fabros Technology, Inc.#	42,819	988,691
Dynex Capital, Inc.	37,947	371,881
EastGroup Properties, Inc.	19,883	1,039,483
Education Realty Trust, Inc.	78,766	812,078
EPR Properties	32,695	1,482,718
Equity One, Inc.	38,305	791,764
Excel Trust, Inc.	23,491	279,543
FelCor Lodging Trust, Inc.†	86,744	364,325
First Industrial Realty Trust, Inc.†	68,614	905,705
First Potomac Realty Trust	35,589	417,459
Franklin Street Properties Corp.	50,615	584,603
Getty Realty Corp.#	17,909	301,588
Gladstone Commercial Corp.#	7,643	133,982
Glimcher Realty Trust	97,377	1,043,881
Government Properties Income Trust#	25,878	596,488
Gramercy Capital Corp.†	32,051	93,589
Gyrodyne Co. of America, Inc.#	831	94,319
Healthcare Realty Trust, Inc.	54,438	1,298,346
Hersha Hospitality Trust	120,075	563,152
Highwoods Properties, Inc.	51,620	1,664,229
Hudson Pacific Properties, Inc.	25,028	484,792

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Inland Real Estate Corp.	53,425	$425,797
Invesco Mortgage Capital, Inc.	80,584	1,705,963
Investors Real Estate Trust	63,409	538,342
iStar Financial, Inc.†	58,905	450,623
Kite Realty Group Trust	38,471	205,435
LaSalle Hotel Properties	59,797	1,441,706
Lexington Realty Trust	82,841	794,445
LTC Properties, Inc.	21,236	694,842
Medical Properties Trust, Inc.	94,666	1,104,752
Mission West Properties, Inc.	12,718	116,243
Monmouth Real Estate Investment Corp., Class A	28,096	295,008
National Health Investors, Inc.#	17,093	948,662
New York Mortgage Trust, Inc.#	22,681	152,190
NorthStar Realty Finance Corp.	93,119	626,691
Omega Healthcare Investors, Inc.	73,878	1,693,284
One Liberty Properties, Inc.	8,012	156,314
Parkway Properties, Inc.#	11,068	148,754
Pebblebrook Hotel Trust	39,904	831,998
Pennsylvania Real Estate Investment Trust	39,070	650,906
PennyMac Mortgage Investment Trust	41,053	1,011,957
Potlatch Corp.	28,163	1,096,949
PS Business Parks, Inc.	12,860	829,341
RAIT Financial Trust#	34,845	193,390
Ramco - Gershenson Properties Trust	32,084	429,284
Redwood Trust, Inc.	55,202	922,977
Resource Capital Corp.	69,444	411,109
Retail Opportunity Investments Corp.#	35,155	446,117
RLJ Lodging Trust	74,500	1,384,955
Rouse Properties, Inc.#	15,464	231,960
Sabra Health Care REIT, Inc.	25,872	561,422
Saul Centers, Inc.	5,283	225,056
Select Income REIT	6,427	160,611
Sovran Self Storage, Inc.	20,248	1,251,124
STAG Industrial, Inc.	21,693	408,913
Starwood Property Trust, Inc.	81,264	1,857,695
Strategic Hotels & Resorts, Inc.†	126,373	787,304
Summit Hotel Properties, Inc.	21,323	187,216
Sun Communities, Inc.	20,752	801,027
Sunstone Hotel Investors, Inc.†	95,103	981,463
Terreno Realty Corp.	9,366	140,022
Two Harbors Investment Corp.	194,687	2,203,857
UMH Properties, Inc.	9,199	93,186
Universal Health Realty Income Trust	8,299	404,493
Urstadt Biddle Properties, Inc., Class A	15,983	300,321
Washington Real Estate Investment Trust#	46,308	1,200,303
Western Asset Mortgage Capital Corp.	5,584	115,198
Whitestone REIT, Class B#	9,647	135,540
Winthrop Realty Trust	20,364	228,280

		64,925,490

Real Estate Management/Services — 0.1%
HFF, Inc., Class A	22,778	337,798
Kennedy-Wilson Holdings, Inc.#	30,003	393,039

		730,837

Real Estate Operations & Development — 0.1%
AV Homes, Inc.†#	6,891	91,168
Consolidated-Tomoka Land Co.#	3,000	94,860
Forestar Group, Inc.†	24,203	357,720
Thomas Properties Group, Inc.	22,481	122,522

		666,270

Recreational Centers — 0.2%
Life Time Fitness, Inc.†#	29,932	1,408,600
Town Sports International Holdings, Inc.	16,189	163,833

		1,572,433

Security Description	Shares	Value (Note 2)

Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	8,830	$332,273

Recycling — 0.0%
Metalico, Inc.†#	27,993	46,748

Rental Auto/Equipment — 0.5%
Avis Budget Group, Inc.†	74,116	1,403,757
Electro Rent Corp.	13,098	205,770
H&E Equipment Services, Inc.	20,038	311,591
McGrath RentCorp	17,290	484,466
Rent-A-Center, Inc.	41,486	1,442,053
Zipcar, Inc.†#	18,765	152,559

		4,000,196

Research & Development — 0.2%
AVEO Pharmaceuticals, Inc.†#	27,169	176,599
PAREXEL International Corp.†	41,818	1,350,303

		1,526,902

Resorts/Theme Parks — 0.5%
Bluegreen Corp.†#	10,006	94,557
Marriott Vacations Worldwide Corp.†	18,570	739,271
Six Flags Entertainment Corp.	27,702	1,703,119
Vail Resorts, Inc.	25,147	1,416,279

		3,953,226

Retail - Apparel/Shoe — 1.6%
Aeropostale, Inc.†	56,739	783,566
ANN, Inc.†	34,065	1,142,881
bebe stores, Inc.	25,793	96,982
Body Central Corp.†	11,292	115,517
Brown Shoe Co., Inc.	29,915	569,881
Buckle, Inc.#	19,374	990,980
Casual Male Retail Group, Inc.†	29,310	112,257
Cato Corp., Class A	19,142	556,267
Children’s Place Retail Stores, Inc.†	16,945	823,696
Destination Maternity Corp.	9,334	207,401
Express, Inc.†	62,458	932,498
Fifth & Pacific Cos., Inc.†	75,918	914,812
Finish Line, Inc., Class A	35,486	732,076
Francesca’s Holdings Corp.†#	24,289	632,243
Genesco, Inc.†	17,091	945,645
Hot Topic, Inc.#	29,455	293,961
Jos. A. Bank Clothiers, Inc.†#	19,438	837,778
Men’s Wearhouse, Inc.	35,551	1,153,274
New York & Co., Inc.†	19,126	71,149
rue21, Inc.†#	10,809	310,326
Shoe Carnival, Inc.	9,973	220,503
Stein Mart, Inc.	19,076	162,909
Tilly’s, Inc.†	6,417	84,897
Vera Bradley, Inc.†#	14,066	389,769
Wet Seal, Inc., Class A†	63,163	185,699
Winmark Corp.	1,588	89,706

		13,356,673

Retail - Appliances — 0.0%
Conn’s, Inc.†#	10,887	307,884
hhgregg, Inc.†#	10,941	80,964

		388,848

Retail - Auto Parts — 0.0%
Pep Boys - Manny Moe & Jack	36,904	390,075

Retail - Automobile — 0.5%
America’s Car - Mart, Inc.†	5,585	206,087
Asbury Automotive Group, Inc.†	19,437	586,803
Group 1 Automotive, Inc.#	16,007	972,585

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Automobile (continued)
Lithia Motors, Inc., Class A	15,133	$541,459
Penske Automotive Group, Inc.#	29,642	863,471
Rush Enterprises, Inc., Class A†	23,227	444,797
Sonic Automotive, Inc., Class A	28,128	555,247

		4,170,449

Retail - Bedding — 0.0%
Mattress Firm Holding Corp.†#	7,687	219,925

Retail - Bookstores — 0.0%
Barnes & Noble, Inc.†#	19,797	284,087

Retail - Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†#	19,226	1,032,052
Orchard Supply Hardware Stores Corp., Class A†#	1,327	10,284

		1,042,336

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	6,231	66,048
Systemax, Inc.	7,716	79,475

		145,523

Retail - Consumer Electronics — 0.0%
RadioShack Corp.#	69,428	140,939

Retail - Convenience Store — 0.2%
Casey’s General Stores, Inc.	26,590	1,313,546
Pantry, Inc.†	16,315	209,485
Susser Holdings Corp.†	7,812	285,216

		1,808,247

Retail - Discount — 0.3%
Citi Trends, Inc.†	10,408	145,295
Fred’s, Inc., Class A	25,716	342,023
Gordmans Stores, Inc.†	5,906	85,401
HSN, Inc.	26,479	1,400,474
Tuesday Morning Corp.†	29,209	184,309

		2,157,502

Retail - Drug Store — 0.1%
Rite Aid Corp.†	460,804	465,412

Retail - Hair Salons — 0.1%
Regis Corp.#	40,193	661,979

Retail - Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	13,395	224,366
Kirkland’s, Inc.†	9,465	86,037
Pier 1 Imports, Inc.	67,828	1,301,619

		1,612,022

Retail - Hypermarkets — 0.0%
Roundy’s, Inc.#	13,961	66,315

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	14,238	117,606
Steinway Musical Instruments, Inc.†	4,821	109,919
West Marine, Inc.†	10,603	109,635

		337,160

Retail - Major Department Stores — 0.1%
Saks, Inc.†#	76,719	805,550

Retail - Misc./Diversified — 0.2%
Five Below, Inc.†	7,718	286,724
Perfumania Holdings, Inc.†#	3,543	17,538
Pricesmart, Inc.#	12,695	984,116
Teavana Holdings, Inc.†#	6,124	90,329

		1,378,707

Security Description	Shares	Value (Note 2)

Retail - Office Supplies — 0.2%
Office Depot, Inc.†#	198,186	$665,905
OfficeMax, Inc.	60,452	604,520

		1,270,425

Retail - Pawn Shops — 0.3%
Cash America International, Inc.#	20,511	763,830
Ezcorp, Inc.†	33,492	643,716
First Cash Financial Services, Inc.†	19,977	965,089

		2,372,635

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.#	14,199	163,856

Retail - Regional Department Stores — 0.1%
Bon-Ton Stores, Inc.#	8,835	104,695
Stage Stores, Inc.	21,408	553,825

		658,520

Retail - Restaurants — 1.6%
AFC Enterprises, Inc.†	17,005	449,612
Biglari Holdings, Inc.†	846	307,479
BJ’s Restaurants, Inc.†#	17,129	587,353
Bloomin’ Brands, Inc.†	12,838	203,226
Bob Evans Farms, Inc.	20,348	766,916
Bravo Brio Restaurant Group, Inc.†	13,642	186,213
Buffalo Wild Wings, Inc.†#	12,964	939,112
Caribou Coffee Co., Inc.†#	14,732	177,521
Carrols Restaurant Group, Inc.†	10,642	69,067
CEC Entertainment, Inc.	12,774	399,826
Cheesecake Factory, Inc.#	37,714	1,289,442
Chuy’s Holdings, Inc.†	4,682	110,261
Cracker Barrel Old Country Store, Inc.	13,435	825,581
Del Frisco’s Restaurant Group, Inc.†	4,048	59,951
Denny’s Corp.†	67,141	318,920
DineEquity, Inc.†#	10,677	673,185
Domino’s Pizza, Inc.	40,434	1,682,054
Einstein Noah Restaurant Group, Inc.	4,294	68,747
Fiesta Restaurant Group, Inc.†	11,289	169,899
Frisch’s Restaurants, Inc.#	2,189	41,722
Ignite Restaurant Group, Inc.†#	4,632	58,826
Jack in the Box, Inc.†	30,877	850,661
Jamba, Inc.†	46,998	98,696
Krispy Kreme Doughnuts, Inc.†#	41,513	377,768
Luby’s, Inc.†	13,969	88,843
Nathan’s Famous, Inc.†#	1,864	59,014
Papa John’s International, Inc.†	12,526	663,001
Red Robin Gourmet Burgers, Inc.†	10,255	335,851
Ruby Tuesday, Inc.†	44,543	347,881
Ruth’s Hospitality Group, Inc.†	24,600	184,500
Sonic Corp.†	42,328	428,783
Texas Roadhouse, Inc.	43,573	723,748

		13,543,659

Retail - Sporting Goods — 0.4%
Big 5 Sporting Goods Corp.	11,606	162,484
Cabela’s, Inc.†#	32,571	1,555,917
Hibbett Sports, Inc.†	18,434	990,643
Zumiez, Inc.†	15,290	316,197

		3,025,241

Retail-Video Rentals — 0.1%
Coinstar, Inc.†#	21,855	1,028,059

Retail-Vitamins & Nutrition Supplements — 0.1%
Vitamin Shoppe, Inc.†	20,557	1,218,208

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retirement/Aged Care — 0.2%
Capital Senior Living Corp.†	19,662	$350,180
Emeritus Corp.†	21,452	485,244
Five Star Quality Care, Inc.†	29,700	146,124
Sunrise Senior Living, Inc.†	40,636	586,784

		1,568,332

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	43,512	1,086,930

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	23,402	347,988
Proto Labs, Inc.†	3,507	127,935

		475,923

Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	25,254	629,835
GeoEye, Inc.†	10,549	322,378
Iridium Communications, Inc.†	34,708	214,148
Loral Space & Communications, Inc.	7,676	652,997

		1,819,358

Savings & Loans/Thrifts — 1.1%
Astoria Financial Corp.	60,837	567,609
Bank Mutual Corp.	32,348	134,244
BankFinancial Corp.	14,715	104,182
Beneficial Mutual Bancorp, Inc.†	22,922	214,779
Berkshire Hills Bancorp, Inc.	15,478	356,923
BofI Holding, Inc.†	6,921	184,514
Brookline Bancorp, Inc.	48,907	413,753
BSB Bancorp, Inc.†	5,726	68,598
Cape Bancorp, Inc.	7,874	67,716
Charter Financial Corp.	4,583	44,638
Clifton Savings Bancorp, Inc.#	5,968	63,917
Dime Community Bancshares, Inc.	21,951	306,217
ESB Financial Corp.	7,259	91,681
ESSA Bancorp, Inc.	6,291	62,847
EverBank Financial Corp.	15,594	230,479
First Defiance Financial Corp.	6,793	115,549
First Federal Bancshares of Arkansas, Inc.†#	2,426	21,349
First Financial Holdings, Inc.#	11,540	155,675
First Financial Northwest, Inc.†	11,174	84,364
First Pactrust Bancorp, Inc.	7,404	87,367
Flushing Financial Corp.	21,591	323,001
Fox Chase Bancorp, Inc.	8,867	138,680
Heritage Financial Group, Inc.	6,053	79,536
Hingham Institution for Savings#	894	55,133
Home Bancorp, Inc.†	4,771	87,166
Home Federal Bancorp, Inc.	10,965	127,742
HomeStreet, Inc.†	6,082	149,678
HomeTrust Bancshares, Inc.†#	14,768	189,621
Investors Bancorp, Inc.	30,866	528,426
Kearny Financial Corp.#	10,568	97,014
Meridian Interstate Bancorp, Inc.†	5,921	97,400
NASB Financial, Inc.†	2,928	63,450
Northfield Bancorp, Inc.	10,263	156,716
Northwest Bancshares, Inc.	68,152	813,053
OceanFirst Financial Corp.	10,050	137,786
Oritani Financial Corp.	31,738	463,375
Peoples Federal Bancshares, Inc.#	4,255	74,207
Provident Financial Holdings, Inc.	6,791	108,316
Provident Financial Services, Inc.	42,024	608,928
Provident New York Bancorp#	27,542	249,531
Rockville Financial, Inc.	19,959	259,068
Roma Financial Corp.	5,102	43,163
SI Financial Group, Inc.	7,385	81,530
Simplicity Bancorp, Inc.#	6,319	89,288

Security Description	Shares	Value (Note 2)

Savings & Loans/Thrifts (continued)
Territorial Bancorp, Inc.	7,705	$175,289
United Financial Bancorp, Inc.	10,841	168,578
Waterstone Financial, Inc.†#	5,100	28,305
Westfield Financial, Inc.	17,044	118,797
WSFS Financial Corp.	5,318	230,801

		9,119,979

Schools — 0.3%
American Public Education, Inc.†#	12,588	432,775
Bridgepoint Education, Inc.†#	12,152	118,360
Capella Education Co.†	9,418	260,596
Career Education Corp.†	36,149	108,086
Corinthian Colleges, Inc.†#	54,658	121,341
Education Management Corp.†#	18,610	72,021
Grand Canyon Education, Inc.†	27,897	660,601
K12, Inc.†#	18,628	322,823
Lincoln Educational Services Corp.#	15,923	61,622
National American University Holdings, Inc.	7,048	27,910
Strayer Education, Inc.#	8,284	433,502
Universal Technical Institute, Inc.	14,974	141,804

		2,761,441

Security Services — 0.1%
Brink’s Co.	33,000	906,180

Seismic Data Collection — 0.2%
Dawson Geophysical Co.†	5,536	125,944
Geospace Technologies Corp.†	8,900	677,913
Global Geophysical Services, Inc.†#	13,556	57,071
ION Geophysical Corp.†#	92,139	549,148
TGC Industries, Inc.	10,177	81,823

		1,491,899

Semiconductor Components-Integrated Circuits — 0.7%
Aeroflex Holding Corp.†	13,804	89,450
ANADIGICS, Inc.†#	49,191	89,036
Cirrus Logic, Inc.†	45,024	1,410,151
Emulex Corp.†	60,605	445,447
Exar Corp.†	25,969	212,946
Hittite Microwave Corp.†	22,005	1,335,263
Integrated Device Technology, Inc.†	99,344	622,887
MaxLinear, Inc., Class A†#	15,462	83,031
Micrel, Inc.#	33,905	325,827
Pericom Semiconductor Corp.†	16,492	124,020
Power Integrations, Inc.#	19,818	616,538
Sigma Designs, Inc.†	22,976	132,112
TriQuint Semiconductor, Inc.†	117,678	595,451

		6,082,159

Semiconductor Equipment — 0.8%
ATMI, Inc.†	22,290	444,017
Axcelis Technologies, Inc.†	75,146	74,395
Brooks Automation, Inc.	46,306	356,556
Cabot Microelectronics Corp.	16,451	536,632
Cohu, Inc.	17,012	165,016
Entegris, Inc.†	95,844	858,762
FormFactor, Inc.†	34,642	153,464
Intermolecular, Inc.†	9,668	67,676
LTX-Credence Corp.†	34,221	194,375
Mattson Technology, Inc.†	40,831	34,706
MKS Instruments, Inc.	36,685	889,611
Nanometrics, Inc.†	16,400	237,144
Photronics, Inc.†	42,164	217,145
Rudolph Technologies, Inc.†	22,440	248,187
Tessera Technologies, Inc.	36,237	588,851
Ultra Clean Holdings, Inc.†	16,259	78,368

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Semiconductor Equipment (continued)
Ultratech, Inc.†	18,301	$600,639
Veeco Instruments, Inc.†#	27,133	772,205

		6,517,749

Silver Mining — 0.2%
Golden Minerals Co.†#	23,068	92,041
Hecla Mining Co.#	199,215	1,155,447

		1,247,488

Software Tools — 0.0%
EPAM Systems, Inc.†	3,396	69,856

Steel Pipe & Tube — 0.1%
Furmanite Corp.†	26,011	115,229
Mueller Water Products, Inc., Class A	109,399	610,446
Northwest Pipe Co.†	6,545	134,827
Omega Flex, Inc.	1,924	24,916

		885,418

Steel - Producers — 0.1%
AK Steel Holding Corp.#	77,203	309,584
Metals USA Holdings Corp.	8,125	127,075
Schnitzer Steel Industries, Inc., Class A#	17,629	496,961
Shiloh Industries, Inc.	4,071	46,369

		979,989

Steel - Specialty — 0.0%
Universal Stainless & Alloy†	4,785	165,130

Storage/Warehousing — 0.1%
Mobile Mini, Inc.†#	26,691	532,753
Wesco Aircraft Holdings, Inc.†#	12,307	157,037

		689,790

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	27,293	75,875

Telecom Equipment - Fiber Optics — 0.3%
Ciena Corp.†#	69,235	1,030,217
Finisar Corp.†#	63,737	864,911
Harmonic, Inc.†	82,098	376,009
KVH Industries, Inc.†	10,309	130,512
Oclaro, Inc.†	50,770	93,417
Oplink Communications, Inc.†	13,312	206,336
Sycamore Networks, Inc.	14,317	38,512

		2,739,914

Telecom Services — 0.3%
Aviat Networks, Inc.†	42,784	117,656
Cbeyond, Inc.†	18,953	140,821
Consolidated Communications Holdings, Inc.#	27,826	418,503
EarthLink, Inc.	74,160	489,456
Fairpoint Communications, Inc.†#	14,435	108,118
Hawaiian Telcom HoldCo, Inc.†#	7,154	128,414
Lumos Networks Corp.	10,607	103,843
Neutral Tandem, Inc.	19,615	52,764
NTELOS Holdings Corp.	10,360	133,644
ORBCOMM, Inc.†	24,959	84,361
Premiere Global Services, Inc.†	34,950	296,726
Primus Telecommunications Group, Inc.#	8,490	96,277
RigNet, Inc.†	8,602	165,330
USA Mobility, Inc.	15,463	178,752
Vonage Holdings Corp.†	111,118	270,017

		2,784,682

Telecommunication Equipment — 0.7%
8x8, Inc.†	49,374	325,868
ADTRAN, Inc.#	44,491	873,803
Anaren, Inc.†	9,686	188,780

Security Description	Shares	Value (Note 2)

Telecommunication Equipment (continued)
Arris Group, Inc.†	78,933	$1,102,694
Aware, Inc.	8,011	53,674
Comtech Telecommunications Corp.	12,487	319,168
Comverse Technology, Inc.†	152,954	544,516
Neonode, Inc.†#	15,698	60,908
Numerex Corp., Class A†	6,988	78,825
Plantronics, Inc.	29,683	998,239
Preformed Line Products Co.	1,641	92,093
ShoreTel, Inc.†	33,666	145,437
Sonus Networks, Inc.†	148,537	248,057
Symmetricom, Inc.†	29,061	172,913
Tellabs, Inc.	255,714	910,342
Westell Technologies, Inc.† Class A	33,939	66,181

		6,181,498

Telephone - Integrated — 0.2%
Atlantic Tele-Network, Inc.	6,283	231,717
Cincinnati Bell, Inc.†#	137,702	733,952
General Communication, Inc., Class A†	25,752	217,089
HickoryTech Corp.	9,413	91,494
IDT Corp., Class B#	10,570	96,927
Shenandoah Telecommunications Co.#	16,653	231,477

		1,602,656

Television — 0.1%
Belo Corp., Class A	65,316	470,275
Central European Media Enterprises, Ltd., Class A†#	25,636	118,695
LIN TV Corp., Class A†	21,276	137,869
Sinclair Broadcast Group, Inc., Class A	35,205	388,311

		1,115,150

Textile - Apparel — 0.1%
Cherokee, Inc.#	5,856	83,916
Perry Ellis International, Inc.†	8,279	179,489
Unifi, Inc.†	9,820	135,909

		399,314

Textile - Products — 0.0%
Culp, Inc.	6,089	86,707

Theaters — 0.1%
Carmike Cinemas, Inc.†	12,367	186,989
National CineMedia, Inc.	39,151	559,859
Reading International, Inc.†	11,676	66,437

		813,285

Therapeutics — 0.8%
Allos Therapeutics, Inc. (CVR)†#(1)(2)	55,715	0
Anika Therapeutics, Inc.†	8,226	97,313
AVANIR Pharmaceuticals, Inc., Class A†#	94,745	250,127
Cornerstone Therapeutics, Inc.†#	5,995	31,114
Dyax Corp.†	68,989	225,594
Isis Pharmaceuticals, Inc.†#	69,955	643,586
MannKind Corp.†#	78,748	168,521
Neurocrine Biosciences, Inc.†	46,300	346,324
Osiris Therapeutics, Inc.†#	11,493	110,333
Pharmacyclics, Inc.†#	37,992	2,015,476
Questcor Pharmaceuticals, Inc.#	37,538	974,111
Synageva BioPharma Corp.†#	7,258	355,134
Theravance, Inc.†#	42,361	952,275
Threshold Pharmaceuticals, Inc.†#	31,396	138,770

		6,308,678

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Tobacco — 0.2%
Alliance One International, Inc.†	61,010	$200,723
Universal Corp.	16,240	810,376
Vector Group, Ltd.#	38,792	626,103

		1,637,202

Toys — 0.1%
JAKKS Pacific, Inc.	15,348	191,543
LeapFrog Enterprises, Inc.†#	35,230	320,945

		512,488

Transactional Software — 0.3%
ACI Worldwide, Inc.†	27,761	1,196,777
Bottomline Technologies, Inc.†	24,409	598,264
InnerWorkings, Inc.†#	22,171	288,445
Synchronoss Technologies, Inc.†	19,298	352,381

		2,435,867

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	37,111	140,651
Atlas Air Worldwide Holdings, Inc.†	18,450	798,516

		939,167

Transport - Equipment & Leasing — 0.3%
AmerCo., Inc.	6,051	726,180
Greenbrier Cos., Inc.†#	15,954	304,881
TAL International Group, Inc.#	20,392	694,348
Textainer Group Holdings, Ltd.#	9,649	291,207
Willis Lease Finance Corp.†#	3,801	54,468

		2,071,084

Transport - Marine — 0.3%
CAI International, Inc.†	8,959	179,180
Frontline, Ltd.†#	35,990	118,767
GasLog, Ltd.	16,416	201,753
Genco Shipping & Trading, Ltd.†#	21,810	58,451
Gulfmark Offshore, Inc., Class A†	18,735	587,155
International Shipholding Corp.#	3,828	63,085
Knightsbridge Tankers, Ltd.	17,056	98,754
Nordic American Tankers, Ltd.#	36,950	335,875
Rand Logistics, Inc.†#	12,341	79,229
Scorpio Tankers, Inc.†	26,287	168,237
Ship Finance International, Ltd.#	31,588	511,410
Teekay Tankers, Ltd., Class A#	43,980	121,385

		2,523,281

Transport - Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	30,943	2,257,292

Transport - Services — 0.4%
Bristow Group, Inc.	24,975	1,301,198
Echo Global Logistics, Inc.†#	10,309	181,129
Hub Group, Inc., Class A†	25,904	838,512
Pacer International, Inc.†#	24,504	85,029
PHI, Inc.†#	9,098	285,040
Universal Truckload Services, Inc.	3,820	59,248
XPO Logistics, Inc.†#	12,308	195,328

		2,945,484

Transport - Truck — 0.7%
Arkansas Best Corp.	17,780	147,218
Celadon Group, Inc.	13,995	241,834
Forward Air Corp.	20,309	675,274
Heartland Express, Inc.#	33,509	460,079
Knight Transportation, Inc.	40,385	606,987
Marten Transport, Ltd.	10,873	205,717
Old Dominion Freight Line, Inc.†	49,756	1,663,841
Patriot Transportation Holding, Inc.†#	4,444	114,877

Security Description	Shares	Value (Note 2)

Transport - Truck (continued)
Quality Distribution, Inc.†	14,918	$99,801
Roadrunner Transportation Systems, Inc.†	8,953	161,244
Saia, Inc.†	11,181	242,180
Swift Transportation Co.†#	55,147	466,544
Werner Enterprises, Inc.	30,880	669,787

		5,755,383

Travel Services — 0.1%
Interval Leisure Group, Inc.#	27,076	509,841

Venture Capital — 0.1%
GSV Capital Corp.†#	13,491	107,928
Harris & Harris Group, Inc.†#	21,647	69,920
Hercules Technology Growth Capital, Inc.	34,714	373,175

		551,023

Veterinary Diagnostics — 0.1%
Neogen Corp.†	16,447	749,161

Virtual Reality Products — 0.0%
RealD, Inc.†#	30,708	324,276

Vitamins & Nutrition Products — 0.2%
Natural Grocers by Vitamin Cottage, Inc.†#	4,985	95,562
Nature’s Sunshine Products, Inc.	7,898	121,076
Nutraceutical International Corp.†	6,082	100,779
Omega Protein Corp.†	13,684	85,114
Schiff Nutrition International, Inc.†	9,332	391,851
Star Scientific, Inc.†#	101,743	288,950
Synutra International, Inc.†	12,083	54,132
USANA Health Sciences, Inc.†#	4,160	171,725

		1,309,189

Warehousing & Harbor Transportation Services — 0.0%
Westway Group, Inc.†#	8,482	47,330

Water — 0.3%
American States Water Co.	13,169	599,189
Artesian Resources Corp., Class A#	5,214	108,295
California Water Service Group#	29,262	526,716
Connecticut Water Service, Inc.#	6,049	186,551
Consolidated Water Co., Ltd.#	10,180	79,098
Middlesex Water Co.#	10,970	205,249
PICO Holdings, Inc.†	15,899	287,772
SJW Corp.#	9,828	240,393
York Water Co.#	8,958	156,138

		2,389,401

Water Treatment Systems — 0.1%
Energy Recovery, Inc.†	30,681	95,725
Heckmann Corp.†#	93,415	365,252

		460,977

Web Hosting/Design — 0.1%
NIC, Inc.	45,009	675,585
Web.com Group, Inc.†#	24,476	369,832

		1,045,417

Web Portals/ISP — 0.1%
Blucora, Inc.†	27,952	412,292
MeetMe, Inc.†#	12,915	45,332
Synacor, Inc.†	4,711	30,056
Towerstream Corp.†#	33,153	112,057

		599,737

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Wire & Cable Products — 0.2%
Belden, Inc.	31,780	$1,197,470
Coleman Cable, Inc.#	6,067	55,998
Encore Wire Corp.	11,531	361,382
Insteel Industries, Inc.#	12,353	147,742

		1,762,592

Wireless Equipment — 0.7%
Aruba Networks, Inc.†#	78,076	1,520,920
CalAmp Corp.†	20,044	173,781
Globecomm Systems, Inc.†	16,092	191,173
InterDigital, Inc.#	30,970	1,321,800
RF Micro Devices, Inc.†	194,220	839,030
TeleNav, Inc.†	11,588	93,747
Telular Corp.#	11,577	116,002
Tessco Technologies, Inc.#	3,764	81,942
Ubiquiti Networks, Inc.†#	7,313	85,928
ViaSat, Inc.†#	26,198	1,001,550

		5,425,873

Wound, Burn & Skin Care — 0.0%
Derma Sciences, Inc.†#	6,469	73,682
Obagi Medical Products, Inc.†	13,080	178,673

		252,355

Total Common Stock
(cost $769,682,297)		817,108,082

REGISTERED INVESTMENT COMPANIES — 0.0%
Firsthand Technology Value Fund, Inc.† (cost $113,569)	5,974	108,667

RIGHTS — 0.0%
Gold Mining — 0.0%
McEwen Mining, Inc. Expires 12/04/2012 (strike price $2.25)†# (cost $0)	137,690	21,342

WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
Magnum Hunter Resources Corp. Expires 10/14/2013 (strike price $10.50)† (cost $0)	8,134	203

Total Long-Term Investment Securities
(cost $769,795,866)		817,238,294

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 15.5%
Registered Investment Companies — 15.1%
State Street Navigator Securities Lending Prime Portfolio(3)	125,996,519	$125,996,519

U.S. Government Treasuries — 0.4%
United States Treasury Bills Disc. Notes 0.10% due 12/13/2012(4)	$3,500,000	3,499,889

Total Short-Term Investment Securities
(cost $129,496,408)		129,496,408

REPURCHASE AGREEMENT — 1.4%
State Street Bank & Trust Co. Joint Repurchase Agreement(5) (cost $11,784,000)	11,784,000	11,784,000

TOTAL INVESTMENTS
(cost $911,076,274) (6)	114.9%	958,518,702
Liabilities in excess of other assets	(14.9)	(124,263,402)

NET ASSETS —	100.0%	$834,255,300

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	At November 30, 2012, the Fund had loaned securities with a total value of $121,731,953. This was secured by collateral of $125,996,519, which was received in cash and subsequently invested in short-term investments currently value at $125,996,519 as reported in the portfolio of investments. The remaining collateral of $135,453 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
Federal Home Loan Mtg. Corp.	0.35%	01/10/2013	$898
United States Treasury Notes/Bonds	0.13% to 4.00%	12/15/2012 to 02/15/2042	134,555

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Recovery

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2012	Unrealized Appreciation (Depreciation)
193	Long	Russell 2000 Mini Index	December 2012	$16,480,849	$15,839,510	$(641,339)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$52,501,226	$—	$0	$52,501,226
Oil Companies - Exploration & Production	21,924,998	—	0	21,924,998
Oil Refining & Marketing	2,264,804	—	0	2,264,804
Real Estate Investment Trusts	64,925,490	—	—	64,925,490

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Therapeutics	$6,308,678	$—	$0	$6,308,678
Other Industries*	669,182,886	—	—	669,182,886
Registered Investment Companies	108,667	—	—	108,667
Rights	21,342	—	—	21,342
Warrants	—	203	—	203
Short-Term Investment Securities:
Registered Investment Companies	125,996,519	—	—	125,996,519
U.S. Government Treasuries	—	3,499,889	—	3,499,889
Repurchase Agreement	—	11,784,000	—	11,784,000

Total Assets	$943,234,610	$15,284,092	$0	$958,518,702

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$641,339	$—	$—	$641,339

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	16.7%
Banks — Commercial	9.3
Electric — Integrated	2.9
Time Deposits	2.9
Oil Companies — Exploration & Production	2.9
Real Estate Investment Trusts	2.8
Exchange — Traded Funds	2.6
Insurance — Reinsurance	2.6
Consumer Products — Misc.	2.5
Building & Construction Products — Misc.	2.4
Paper & Related Products	2.2
Electronic Components — Semiconductors	2.2
Diversified Manufacturing Operations	2.0
Apparel Manufacturers	2.0
Electronic Components — Misc.	2.0
Machinery — General Industrial	1.9
Retail — Restaurants	1.8
Medical — Biomedical/Gene	1.6
Medical Products	1.5
Savings & Loans/Thrifts	1.5
Investment Management/Advisor Services	1.5
Miscellaneous Manufacturing	1.5
Human Resources	1.4
Retail — Apparel/Shoe	1.4
Computer Services	1.4
Auto/Truck Parts & Equipment — Original	1.3
Insurance — Property/Casualty	1.3
Consulting Services	1.2
Funeral Services & Related Items	1.2
Semiconductor Equipment	1.2
Transactional Software	1.1
Transport — Truck	1.1
Distribution/Wholesale	1.1
Computers — Integrated Systems	1.0
Machinery — Electrical	1.0
Repurchase Agreements	1.0
Telecom Services	1.0
Diversified Operations/Commercial Services	1.0
Enterprise Software/Service	1.0
Aerospace/Defense — Equipment	0.9
Computers — Memory Devices	0.9
Food — Canned	0.9
Oil — Field Services	0.9
Metal Processors & Fabrication	0.9
Commercial Services — Finance	0.9
Chemicals — Plastics	0.9
Telecommunication Equipment	0.8
Chemicals — Specialty	0.8
Chemicals — Diversified	0.8
Investment Companies	0.8
Engineering/R&D Services	0.7
Auto/Truck Parts & Equipment — Replacement	0.7
Gold Mining	0.7
Finance — Investment Banker/Broker	0.7
Electronic Measurement Instruments	0.7
Oil & Gas Drilling	0.6
Insurance — Life/Health	0.6
Wire & Cable Products	0.6
Rubber — Tires	0.5
Publishing — Books	0.5
Building — Mobile Home/Manufactured Housing	0.5
Security Services	0.5
Medical — Generic Drugs	0.5
Transport — Services	0.5
Multimedia	0.4
Publishing — Newspapers	0.4
Aerospace/Defense	0.4
Instruments — Scientific	0.4
Insurance Brokers	0.4

Silver Mining	0.4
Batteries/Battery Systems	0.4
Food — Misc./Diversified	0.4
Medical — Hospitals	0.4
Applications Software	0.4
Precious Metals	0.4
Disposable Medical Products	0.4
Finance — Leasing Companies	0.4
Office Supplies & Forms	0.4
Networking Products	0.4
Commercial Services	0.4
Semiconductor Components — Integrated Circuits	0.4
Steel — Producers	0.3
Engines — Internal Combustion	0.3
Racetracks	0.3
Medical Sterilization Products	0.3
Retail — Convenience Store	0.2
Building — Heavy Construction	0.2
Identification Systems	0.2
Insurance — Multi-line	0.2
Building — Maintance & Services	0.2
Medical — Drugs	0.2
Textile — Products	0.2
E-Services/Consulting	0.2
Diversified Minerals	0.2
Electronic Design Automation	0.1
Circuit Boards	0.1
Rental Auto/Equipment	0.1

116.9%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.7%
Aerospace/Defense — 0.4%
Esterline Technologies Corp.†	14,326	$875,892

Aerospace/Defense - Equipment — 0.9%
Alliant Techsystems, Inc.#	17,145	1,028,700
Curtiss-Wright Corp.	27,321	866,895

		1,895,595

Apparel Manufacturers — 2.0%
Delta Apparel, Inc.†#	44,934	651,992
Hanesbrands, Inc.†#	30,590	1,104,299
Jones Group, Inc.#	60,718	714,044
Maidenform Brands, Inc.†	87,749	1,611,949

		4,082,284

Applications Software — 0.4%
Progress Software Corp.†#	39,295	790,222

Auto/Truck Parts & Equipment - Original — 1.3%
American Axle & Manufacturing Holdings, Inc.†#	85,773	897,185
Lear Corp.	11,998	523,953
Modine Manufacturing Co.†#	84,554	625,700
Titan International, Inc.#	32,895	668,755

		2,715,593

Auto/Truck Parts & Equipment - Replacement — 0.7%
Commercial Vehicle Group, Inc.†#	60,276	482,811
Douglas Dynamics, Inc.#	70,523	1,014,121

		1,496,932

Banks - Commercial — 9.3%
Associated Banc-Corp.#	83,270	1,070,019
BancorpSouth, Inc.	53,449	707,130
Bank of Hawaii Corp.#	18,905	821,800
Chemical Financial Corp.#	10,519	228,999
City National Corp.#	7,365	358,602
East West Bancorp, Inc.	31,310	662,206
First Citizens BancShares, Inc., Class A	31,167	5,142,555
First Horizon National Corp.#	82,770	783,004
First Midwest Bancorp, Inc.#	24,460	305,750
FirstMerit Corp.#	56,240	791,859
Fulton Financial Corp.#	101,920	991,682
Glacier Bancorp, Inc.#	13,552	196,911
Hancock Holding Co.#	27,965	878,660
Independent Bank Corp.#	6,260	179,662
International Bancshares Corp.	11,442	207,100
Lakeland Financial Corp.#	6,830	168,974
NBT Bancorp, Inc.#	9,582	189,436
Prosperity Bancshares, Inc.#	14,227	585,157
TCF Financial Corp.#	62,400	741,312
UMB Financial Corp.#	49,649	2,104,125
Umpqua Holdings Corp.#	10,495	122,372
Webster Financial Corp.#	21,050	438,261
WesBanco, Inc.#	10,516	221,993
Wintrust Financial Corp.#	21,499	790,948

		18,688,517

Batteries/Battery Systems — 0.4%
EnerSys, Inc.†	22,940	799,230

Building & Construction Products - Misc. — 2.4%
Quanex Building Products Corp.#	100,777	2,108,255
Simpson Manufacturing Co., Inc.#	82,449	2,696,907

		4,805,162

Building - Heavy Construction — 0.2%
Tutor Perini Corp.†	37,553	482,932

Security Description	Shares	Value (Note 2)

Building - Maintance & Services — 0.2%
ABM Industries, Inc.	21,250	$405,450

Building - Mobile Home/Manufactured Housing — 0.5%
Cavco Industries, Inc.†#	19,192	988,388

Chemicals - Diversified — 0.8%
Huntsman Corp.#	41,835	687,767
Olin Corp.#	40,915	848,168

		1,535,935

Chemicals - Plastics — 0.9%
A. Schulman, Inc.#	65,383	1,711,727

Chemicals - Specialty — 0.8%
American Pacific Corp.†	21,868	253,450
Cabot Corp.	22,224	838,512
Sensient Technologies Corp.	13,786	499,053

		1,591,015

Circuit Boards — 0.1%
TTM Technologies, Inc.†#	19,571	176,530

Commercial Services — 0.4%
Macquarie Infrastructure Co. LLC	17,137	739,290

Commercial Services - Finance — 0.9%
Euronet Worldwide, Inc.†#	10,925	243,191
Global Payments, Inc.	23,668	1,039,262
TNS, Inc.†	31,759	463,681

		1,746,134

Computer Services — 1.4%
CACI International, Inc., Class A†#	18,003	920,853
DST Systems, Inc.#	16,940	976,422
Sykes Enterprises, Inc.†	61,599	903,041

		2,800,316

Computers - Integrated Systems — 1.0%
Brocade Communications Systems, Inc.†	159,378	905,267
NCR Corp.†	34,005	813,740
Netscout Systems, Inc.†#	15,695	394,258

		2,113,265

Computers - Memory Devices — 0.9%
Imation Corp.†#	435,328	1,863,204

Consulting Services — 1.2%
FTI Consulting, Inc.†	42,213	1,304,804
Towers Watson & Co., Class A	21,143	1,118,042

		2,422,846

Consumer Products - Misc. — 2.5%
Blyth, Inc.#	68,195	1,099,303
Central Garden & Pet Co.†	33,149	371,269
Central Garden and Pet Co., Class A†#	24,748	290,294
Helen of Troy, Ltd.†#	30,325	935,829
Jarden Corp.#	7,621	403,227
Spectrum Brands Holdings, Inc.	9,585	458,451
WD-40 Co.#	29,191	1,378,983

		4,937,356

Disposable Medical Products — 0.4%
ICU Medical, Inc.†#	13,025	767,042

Distribution/Wholesale — 1.1%
Ingram Micro, Inc., Class A†	49,179	796,700
Owens & Minor, Inc.#	48,891	1,338,635

		2,135,335

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations — 2.0%
Barnes Group, Inc.	18,711	$394,615
Carlisle Cos., Inc.	15,138	857,870
Crane Co.	21,088	894,975
ITT Corp.	42,475	950,166
Koppers Holdings, Inc.	5,847	206,925
SPX Corp.	11,940	813,353

		4,117,904

Diversified Minerals — 0.2%
AMCOL International Corp.#	10,430	314,882

Diversified Operations/Commercial Services — 1.0%
Viad Corp.#	85,917	1,931,414

E-Services/Consulting — 0.2%
Websense, Inc.†#	23,056	321,862

Electric - Integrated — 2.9%
ALLETE, Inc.	69,695	2,732,741
IDACORP, Inc.#	19,965	852,705
NV Energy, Inc.	40,813	748,102
Portland General Electric Co.	32,895	889,152
TECO Energy, Inc.#	41,840	703,331

		5,926,031

Electronic Components - Misc. — 2.0%
AVX Corp.	137,796	1,405,519
Celestica, Inc.†#	84,632	624,584
Vishay Intertechnology, Inc.†#	201,103	1,950,699

		3,980,802

Electronic Components - Semiconductors — 2.2%
Amkor Technology, Inc.†#	35,617	151,372
DSP Group, Inc.†#	131,366	777,687
Lattice Semiconductor Corp.†#	335,794	1,329,744
Microsemi Corp.†#	47,660	912,212
PMC - Sierra, Inc.†#	141,865	730,605
QLogic Corp.†	53,827	510,280

		4,411,900

Electronic Design Automation — 0.1%
Mentor Graphics Corp.†	16,977	253,467

Electronic Measurement Instruments — 0.7%
Itron, Inc.†#	9,169	401,602
Orbotech, Ltd.†	109,137	924,391

		1,325,993

Engineering/R&D Services — 0.7%
EMCOR Group, Inc.	14,400	473,040
Foster Wheeler AG†	45,983	1,032,778

		1,505,818

Engines - Internal Combustion — 0.3%
Briggs & Stratton Corp.#	33,001	669,590

Enterprise Software/Service — 1.0%
JDA Software Group, Inc.†	27,093	1,209,974
MicroStrategy, Inc., Class A†	617	54,598
Omnicell, Inc.†	42,464	648,425

		1,912,997

Finance - Investment Banker/Broker — 0.7%
Interactive Brokers Group, Inc., Class A#	26,717	408,503
Investment Technology Group, Inc.†#	103,915	929,000

		1,337,503

Security Description	Shares	Value (Note 2)

Finance - Leasing Companies — 0.4%
Aircastle, Ltd.	66,968	$761,426

Food - Canned — 0.9%
Seneca Foods Corp., Class A†#	18,755	581,030
TreeHouse Foods, Inc.†	23,722	1,243,982

		1,825,012

Food - Misc./Diversified — 0.4%
Ingredion, Inc.	12,273	797,131

Funeral Services & Related Items — 1.2%
Matthews International Corp., Class A#	78,830	2,384,608

Gold Mining — 0.7%
AuRico Gold, Inc.†	101,241	797,779
Aurizon Mines, Ltd.†	157,516	573,358

		1,371,137

Home Furnishings — 0.0%
Furniture Brands International, Inc.†#	91,753	81,669

Human Resources — 1.4%
Heidrick & Struggles International, Inc.	68,413	898,947
Insperity, Inc.#	26,859	811,142
Korn/Ferry International†	83,070	1,197,869

		2,907,958

Identification Systems — 0.2%
Brady Corp., Class A	14,763	471,530

Instruments - Scientific — 0.4%
PerkinElmer, Inc.	26,330	833,345

Insurance Brokers — 0.4%
Brown & Brown, Inc.	30,485	818,217

Insurance - Life/Health — 0.6%
Protective Life Corp.#	33,015	896,357
Symetra Financial Corp.	28,325	346,415

		1,242,772

Insurance - Multi-line — 0.2%
Fortegra Financial Corp.†#	47,224	413,682

Insurance - Property/Casualty — 1.3%
Hanover Insurance Group, Inc.	22,485	821,827
Stewart Information Services Corp.#	67,266	1,836,362

		2,658,189

Insurance - Reinsurance — 2.6%
Aspen Insurance Holdings, Ltd.	36,575	1,144,797
Endurance Specialty Holdings, Ltd.#	51,248	2,060,170
Montpelier Re Holdings, Ltd.	24,520	536,743
Platinum Underwriters Holdings, Ltd.	17,668	786,579
Validus Holdings, Ltd.#	20,350	721,611

		5,249,900

Investment Companies — 0.8%
Steel Excel, Inc.†#	61,548	1,526,390

Investment Management/Advisor Services — 1.5%
CIFC Corp.†#	40,112	274,366
Federated Investors, Inc., Class B#	20,104	399,064
Waddell & Reed Financial, Inc., Class A#	31,575	1,025,872
Westwood Holdings Group, Inc.#	31,729	1,268,526

		2,967,828

Machinery - Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.#	2,286	94,823

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery - Electrical — 1.0%
Franklin Electric Co., Inc.#	34,877	$2,077,274

Machinery - General Industrial — 1.9%
Kadant, Inc.†	154,365	3,743,351

Machinery - Material Handling — 0.0%
NACCO Industries, Inc., Class A#	1,158	61,745

Medical Products — 1.5%
Haemonetics Corp.†#	8,659	701,639
Hill-Rom Holdings, Inc.	21,064	588,949
Teleflex, Inc.#	11,935	825,902
West Pharmaceutical Services, Inc.	18,451	996,908

		3,113,398

Medical Sterilization Products — 0.3%
STERIS Corp.#	18,369	627,669

Medical - Biomedical/Gene — 1.6%
Bio-Rad Laboratories, Inc., Class A†	11,351	1,186,066
Cambrex Corp.†	84,856	930,870
Charles River Laboratories International, Inc.†	26,875	1,031,194

		3,148,130

Medical - Drugs — 0.2%
Lannett Co., Inc.†#	78,882	391,255

Medical - Generic Drugs — 0.5%
Impax Laboratories, Inc.†#	46,238	940,481

Medical - Hospitals — 0.4%
LifePoint Hospitals, Inc.†#	22,005	791,740

Metal Processors & Fabrication — 0.9%
Mueller Industries, Inc.	22,288	1,064,475
Worthington Industries, Inc.#	29,099	685,572

		1,750,047

Miscellaneous Manufacturing — 1.5%
Hillenbrand, Inc.#	104,629	2,213,950
John Bean Technologies Corp.	44,672	727,707

		2,941,657

Multimedia — 0.4%
Meredith Corp.#	28,850	899,543

Networking Products — 0.4%
Black Box Corp.#	23,624	582,332
Ixia†	11,399	171,213

		753,545

Office Supplies & Forms — 0.4%
ACCO Brands Corp.†#	111,878	754,058

Oil & Gas Drilling — 0.6%
Atwood Oceanics, Inc.†#	28,065	1,290,990

Oil Companies - Exploration & Production — 2.9%
Berry Petroleum Co., Class A#	15,115	470,228
Bill Barrett Corp.†#	35,757	621,457
Comstock Resources, Inc.†#	84,251	1,381,716
Energen Corp.	16,759	746,278
Stone Energy Corp.†#	70,653	1,464,637
Swift Energy Co.†#	49,121	760,393
W&T Offshore, Inc.#	26,223	434,515

		5,879,224

Oil - Field Services — 0.9%
Cal Dive International, Inc.†#	104,251	163,674
CARBO Ceramics, Inc.#	11,835	906,206
Superior Energy Services, Inc.†	34,312	696,877

		1,766,757

Security Description	Shares	Value (Note 2)

Paper & Related Products — 2.2%
Clearwater Paper Corp.†#	14,830	$589,493
Neenah Paper, Inc.#	63,563	1,783,578
Schweitzer-Mauduit International, Inc.#	44,301	1,659,958
Wausau Paper Corp.#	54,480	457,087

		4,490,116

Precious Metals — 0.4%
Coeur d’Alene Mines Corp.†	33,693	783,699

Publishing - Books — 0.5%
Courier Corp.#	49,450	559,280
John Wiley & Sons, Inc., Class A#	10,202	435,625

		994,905

Publishing - Newspapers — 0.4%
AH Belo Corp., Class A#	189,018	877,044

Racetracks — 0.3%
International Speedway Corp., Class A#	24,095	646,469

Real Estate Investment Trusts — 2.8%
Brandywine Realty Trust#	79,445	947,779
CBL & Associates Properties, Inc.#	37,570	845,701
Duke Realty Corp.#	43,709	590,072
Hospitality Properties Trust#	37,349	847,822
Omega Healthcare Investors, Inc.	43,695	1,001,489
Pennsylvania Real Estate Investment Trust	39,000	649,740
Post Properties, Inc.	13,642	670,231

		5,552,834

Rental Auto/Equipment — 0.1%
McGrath RentCorp#	4,759	133,347

Retail - Apparel/Shoe — 1.4%
Aeropostale, Inc.†	21,592	298,186
Ascena Retail Group, Inc.†	22,390	450,039
Christopher & Banks Corp.†#	144,843	661,932
Guess?, Inc.#	35,366	914,918
Men’s Wearhouse, Inc.#	17,208	558,228

		2,883,303

Retail - Convenience Store — 0.2%
Casey’s General Stores, Inc.#	10,008	494,395

Retail - Restaurants — 1.8%
Brinker International, Inc.#	25,435	761,778
CEC Entertainment, Inc.#	7,406	231,808
Denny’s Corp.†#	345,883	1,642,944
Krispy Kreme Doughnuts, Inc.†#	99,377	904,331

		3,540,861

Rubber - Tires — 0.5%
Cooper Tire & Rubber Co.#	43,547	1,087,804

Savings & Loans/Thrifts — 1.5%
First Niagara Financial Group, Inc.#	177,187	1,335,990
Provident New York Bancorp#	82,087	743,708
Washington Federal, Inc.	63,845	1,025,989

		3,105,687

Security Services — 0.5%
Brink’s Co.	34,460	946,272

Semiconductor Components - Integrated Circuits — 0.4%
Exar Corp.†	88,379	724,708

Semiconductor Equipment — 1.2%
ATMI, Inc.†	110,896	2,209,048
Kulicke & Soffa Industries, Inc.†	13,260	151,562

		2,360,610

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Silver Mining — 0.4%
Pan American Silver Corp.	42,004	$800,176

Steel - Producers — 0.3%
Steel Dynamics, Inc.#	54,487	703,972

Telecom Services — 1.0%
Aviat Networks, Inc.†#	159,251	437,940
EarthLink, Inc.#	226,908	1,497,593

		1,935,533

Telecommunication Equipment — 0.8%
Arris Group, Inc.†#	66,666	931,324
Plantronics, Inc.#	23,175	779,375

		1,710,699

Textile - Products — 0.2%
Dixie Group, Inc.†#	120,412	382,910

Transactional Software — 1.1%
ACI Worldwide, Inc.†	50,901	2,194,342

Transport - Services — 0.5%
Ryder System, Inc.#	19,715	927,985

Transport - Truck — 1.1%
Arkansas Best Corp.#	56,118	464,657
Forward Air Corp.#	50,942	1,693,822

		2,158,479

Wire & Cable Products — 0.6%
Belden, Inc.	9,949	374,878
General Cable Corp.†#	28,597	821,020

		1,195,898

Total Common Stock
(cost $182,024,176)		188,544,884

EXCHANGE - TRADED FUNDS — 2.6%
iShares Russell 2000 Index Fund#	34,727	2,851,434
iShares Russell 2000 Value Index Fund	33,091	2,422,261

Total Exchange - Traded Funds
(cost $5,252,499)		5,273,695

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS — 0.0%
Rubber/Plastic Products — 0.0%
Plastec Technologies, Ltd. Expires 11/18/14 (Strike price $11.50)†(3) (cost $0)	19,280	$1,157

Total Long-Term Investment Securities
(cost $187,276,675)		193,819,736

SHORT-TERM INVESTMENT SECURITIES — 19.6%
Registered Investment Companies — 16.7%
State Street Navigator Securities Lending Prime Portfolio(1)	33,471,168	33,471,168

Time Deposits — 2.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012	$5,897,000	5,897,000

Total Short-Term Investment Securities
(cost $39,368,168)		39,368,168

REPURCHASE AGREEMENT — 1.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/2012, to be repurchased 12/03/2012 in the amount of $2,001,002 and collateralized by $2,040,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having approximate value of $2,043,135 (cost $2,001,000)	2,001,000	2,001,000

TOTAL INVESTMENTS
(cost $228,645,843)(2)	116.9%	235,188,904
Liabilities in excess of other assets	(16.9)	(33,966,205)

NET ASSETS	100.0%	$201,222,699

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2012, the Fund had loaned securities with a total value of $32,554,737. This was secured by collateral of $33,471,168, which was received in cash and subsequently invested in short-term investments currently valued at $33,471,168 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $1,157 representing 0.0% of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$18,688,517	$—	$—	$18,688,517
Other Industries*	169,856,367	—	—	169,856,367
Exchange Traded Funds	5,273,695	—	—	5,273,695
Warrants	1,157	—	—	1,157
Short-Term Investment Securities:
Registered Investment Companies	33,471,168	—	—	33,471,168
Time Deposits	—	5,897,000	—	5,897,000
Repurchase Agreement	—	2,001,000	—	2,001,000

Total	$227,290,904	$7,898,000	$—	$235,188,904

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	14.6%
Medical Instruments	3.6
Medical Products	3.3
Commercial Services — Finance	3.2
Oil Companies — Exploration & Production	3.1
Retail — Apparel/Shoe	2.7
Enterprise Software/Service	2.7
Medical — Drugs	2.1
Internet Infrastructure Software	2.0
Banks — Commercial	1.9
Retail — Vitamins & Nutrition Supplements	1.9
Electronic Components-Semiconductors	1.9
Retail — Catalog Shopping	1.8
Diversified Manufacturing Operations	1.8
Apparel Manufacturers	1.8
Consumer Products — Misc.	1.7
Semiconductor Components — Integrated Circuits	1.7
Medical — Biomedical/Gene	1.6
Networking Products	1.4
Investment Management/Advisor Services	1.4
Computer Services	1.4
Time Deposits	1.3
Retail — Sporting Goods	1.3
Telecom Equipment — Fiber Optics	1.3
Oil Field Machinery & Equipment	1.3
Wireless Equipment	1.3
Physicians Practice Management	1.2
Agricultural Chemicals	1.2
Internet Application Software	1.2
Web Hosting/Design	1.1
Aerospace/Defense — Equipment	1.1
Racetracks	1.1
Transport — Rail	1.0
Filtration/Separation Products	1.0
Industrial Automated/Robotic	1.0
Appliances	1.0
Internet Connectivity Services	1.0
Rental Auto/Equipment	1.0
Chemicals — Specialty	1.0
Exchange — Traded Funds	1.0
Machinery — General Industrial	1.0
Advanced Materials	1.0
Finance — Consumer Loans	1.0
Computer Software	1.0
Respiratory Products	1.0
Real Estate Investment Trusts	1.0
Telecom Services	1.0
E-Commerce/Products	1.0
Insurance Brokers	0.9
Auto/Truck Parts & Equipment — Original	0.9
Pharmacy Services	0.9
Transactional Software	0.9
Computer Aided Design	0.9
Internet Telephone	0.9
Retail — Restaurants	0.9
Toys	0.8
Building — Residential/Commercial	0.8
Gold Mining	0.8
Retail — Perfume & Cosmetics	0.8
Distribution/Wholesale	0.8
Research & Development	0.8
Non-Ferrous Metals	0.7
Computers — Integrated Systems	0.7
Internet Content — Entertainment	0.7
Batteries/Battery Systems	0.7
Retail — Automobile	0.7
Cosmetics & Toiletries	0.7
Food — Misc./Diversified	0.7
B2B/E-Commerce	0.6

Diagnostic Equipment	0.6
Medical — Hospitals	0.6
E-Commerce/Services	0.5
Transport — Truck	0.5
Metal Processors & Fabrication	0.5
Communications Software	0.5
Finance — Other Services	0.5
Insurance — Property/Casualty	0.5
Casino Services	0.5
Retail — Pet Food & Supplies	0.5
Building & Construction Products — Misc.	0.5
Hotels/Motels	0.5
Home Furnishings	0.4
Soap & Cleaning Preparation	0.4
Applications Software	0.4
Retail — Building Products	0.4
Computers — Voice Recognition	0.4
Oil — Field Services	0.4
Seismic Data Collection	0.3
Internet Security	0.3
Medical Information Systems	0.3
Chemicals — Diversified	0.3
Water	0.3
Retail — Home Furnishings	0.2
Auction Houses/Art Dealers	0.2

114.1%

*	Calculated as a percentage of net assets

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.2%
Advanced Materials — 1.0%
Hexcel Corp.†#	38,614	$998,172

Aerospace/Defense - Equipment — 1.1%
BE Aerospace, Inc.†	23,972	1,135,314

Agricultural Chemicals — 1.2%
Intrepid Potash, Inc.#	56,761	1,207,874

Apparel Manufacturers — 1.8%
Hanesbrands, Inc.†#	30,681	1,107,584
Oxford Industries, Inc.#	12,000	655,680

		1,763,264

Appliances — 1.0%
Whirlpool Corp.	10,086	1,027,158

Applications Software — 0.4%
Demandware, Inc.†	14,100	386,199

Auction House/Art Dealers — 0.2%
Sotheby’s#	6,700	193,362

Auto/Truck Parts & Equipment - Original — 0.9%
Dana Holding Corp.	21,600	306,288
Titan International, Inc.#	31,023	630,698

		936,986

B2B/E-Commerce — 0.6%
SPS Commerce, Inc.†#	17,146	632,002

Banks - Commercial — 1.9%
Associated Banc - Corp.#	78,027	1,002,647
SVB Financial Group†	4,700	259,534
Wintrust Financial Corp.#	18,700	687,973

		1,950,154

Batteries/Battery Systems — 0.7%
EnerSys, Inc.†	20,500	714,220

Building & Construction Products - Misc. — 0.5%
Gibraltar Industries, Inc.†#	34,300	475,741

Building - Residential/Commercial — 0.8%
D.R. Horton, Inc.#	42,300	823,158

Casino Services — 0.5%
SHFL Entertainment, Inc.†#	37,100	510,496

Chemicals - Diversified — 0.3%
Rockwood Holdings, Inc.	5,970	273,844

Chemicals - Specialty — 1.0%
NewMarket Corp.#	3,798	1,007,799

Commercial Services - Finance — 3.2%
Alliance Data Systems Corp.†#	7,510	1,070,100
Cardtronics, Inc.†	48,120	1,103,873
Moody’s Corp.#	22,020	1,069,731

		3,243,704

Communications Software — 0.5%
SolarWinds, Inc.†	9,284	520,183

Computer Aided Design — 0.9%
ANSYS, Inc.†#	13,614	903,017

Computer Services — 1.4%
KEYW Holding Corp.†#	61,598	792,150
LivePerson, Inc.†#	43,970	579,965

		1,372,115

Computer Software — 1.0%
Akamai Technologies, Inc.†	27,147	994,123

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems — 0.7%
Netscout Systems, Inc.†	29,169	$732,725

Computers - Voice Recognition — 0.4%
Vocera Communications, Inc.†	15,103	371,383

Consumer Products - Misc. — 1.7%
Jarden Corp.	19,220	1,016,930
SodaStream International, Ltd.†#	17,300	689,924

		1,706,854

Cosmetics & Toiletries — 0.7%
Elizabeth Arden, Inc.†#	14,800	686,868

Diagnostic Equipment — 0.6%
Cepheid, Inc.†#	18,300	593,286

Distribution/Wholesale — 0.8%
Beacon Roofing Supply, Inc.†	9,300	286,812
MWI Veterinary Supply, Inc.†#	4,562	509,302

		796,114

Diversified Manufacturing Operations — 1.8%
A.O. Smith Corp.#	15,845	997,443
Barnes Group, Inc.	39,000	822,510

		1,819,953

E-Commerce/Products — 1.0%
Shutterfly, Inc.†#	35,400	954,030

E-Commerce/Services — 0.5%
Angie’s List, Inc.†#	49,436	549,234

Electronic Components - Semiconductors — 1.9%
Cavium, Inc.†#	43,100	1,518,413
Volterra Semiconductor Corp.†	20,100	352,956

		1,871,369

Enterprise Software/Service — 2.7%
Concur Technologies, Inc.†#	14,800	972,508
MedAssets, Inc.†	27,671	445,503
QLIK Technologies, Inc.†	20,500	397,290
Ultimate Software Group, Inc.†	9,751	921,567

		2,736,868

Filtration/Separation Products — 1.0%
Polypore International, Inc.†#	25,306	1,038,811

Finance - Consumer Loans — 1.0%
Portfolio Recovery Associates, Inc.†#	10,100	998,082

Finance - Other Services — 0.5%
MarketAxess Holdings, Inc.	16,700	515,362

Food - Misc./Diversified — 0.7%
B&G Foods, Inc.	22,588	659,118

Gold Mining — 0.8%
Allied Nevada Gold Corp.†#	24,903	810,593

Home Furnishings — 0.4%
Ethan Allen Interiors, Inc.#	15,300	443,853

Hotel/Motels — 0.5%
Ryman Hospitality Properties	14,200	471,724

Industrial Automated/Robotic — 1.0%
Nordson Corp.	16,930	1,035,947

Insurance Brokers — 0.9%
Brown & Brown, Inc.	35,186	944,392

Insurance - Property/Casualty — 0.5%
First American Financial Corp.	21,500	511,700

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Application Software — 1.2%
Brightcove, Inc.†	53,138	$516,501
Vocus, Inc.†	38,832	662,474

		1,178,975

Internet Connectivity Services — 1.0%
Cogent Communications Group, Inc.	48,500	1,025,290

Internet Content - Entertainment — 0.7%
Pandora Media, Inc.†#	50,900	443,848
Shutterstock, Inc.†	11,122	284,723

		728,571

Internet Infrastructure Software — 2.0%
F5 Networks, Inc.†	10,376	972,024
support.com, Inc.†#	232,413	1,022,617

		1,994,641

Internet Security — 0.3%
Sourcefire, Inc.†#	7,000	344,610

Internet Telephone — 0.9%
BroadSoft, Inc.†	28,441	899,589

Investment Management/Advisor Services — 1.4%
Financial Engines, Inc.†#	52,600	1,379,172

Machinery - General Industrial — 1.0%
Roper Industries, Inc.#	8,970	1,000,424

Medical Information Systems — 0.3%
Epocrates, Inc.†#	32,100	323,889

Medical Instruments — 3.6%
DexCom, Inc.†#	94,508	1,236,165
Endologix, Inc.†#	56,100	822,426
Thoratec Corp.†	27,057	1,006,520
Volcano Corp.†#	21,159	576,794

		3,641,905

Medical Products — 3.3%
Cooper Cos., Inc.	10,051	954,242
Cyberonics, Inc.†	19,545	1,010,476
Hanger, Inc.†	22,833	596,170
NxStage Medical, Inc.†	21,100	253,622
Tornier NV†	29,963	486,000

		3,300,510

Medical - Biomedical/Gene — 1.6%
Ariad Pharmaceuticals, Inc.†#	25,600	572,416
Cubist Pharmaceuticals, Inc.†#	8,800	357,368
Exact Sciences Corp.†#	73,600	722,016

		1,651,800

Medical - Drugs — 2.1%
Akorn, Inc.†#	50,600	682,594
Jazz Pharmaceuticals PLC†#	9,106	490,631
Salix Pharmaceuticals, Ltd.†#	22,542	965,925

		2,139,150

Medical - Hospitals — 0.6%
Universal Health Services, Inc., Class B#	12,228	551,116

Metal Processors & Fabrication — 0.5%
RBC Bearings, Inc.†#	11,200	521,808

Networking Products — 1.4%
LogMeIn, Inc.†#	33,300	712,620
Procera Networks, Inc.†#	33,097	683,453

		1,396,073

Security Description	Shares	Value (Note 2)

Non-Ferrous Metals — 0.7%
Materion Corp.	35,952	$737,016

Oil Companies - Exploration & Production — 3.1%
Berry Petroleum Co., Class A#	8,500	264,435
Cabot Oil & Gas Corp.	14,710	692,841
Comstock Resources, Inc.†#	13,200	216,480
Energy XXI Bermuda, Ltd.#	20,200	639,936
Gulfport Energy Corp.†#	14,888	566,340
Oasis Petroleum, Inc.†#	8,200	247,804
Whiting Petroleum Corp.†	10,595	444,354

		3,072,190

Oil Field Machinery & Equipment — 1.3%
Dril-Quip, Inc.†#	12,981	913,473
Lufkin Industries, Inc.#	6,600	361,416

		1,274,889

Oil - Field Services — 0.4%
Key Energy Services, Inc.†	54,600	365,274

Pharmacy Services — 0.9%
Catamaran Corp.†#	19,100	929,979

Physicians Practice Management — 1.2%
IPC The Hospitalist Co., Inc.†#	19,700	743,675
MEDNAX, Inc.†#	6,305	498,095

		1,241,770

Racetracks — 1.1%
Penn National Gaming, Inc.†#	21,963	1,116,160

Real Estate Investment Trusts — 1.0%
Essex Property Trust, Inc.#	1,735	243,750
Omega Healthcare Investors, Inc.	31,351	718,565

		962,315

Rental Auto/Equipment — 1.0%
United Rentals, Inc.†#	24,474	1,016,405

Research & Development — 0.8%
PAREXEL International Corp.†#	23,580	761,398

Respiratory Products — 1.0%
ResMed, Inc.#	23,649	971,737

Retail - Apparel/Shoe — 2.7%
American Eagle Outfitters, Inc.	48,822	1,035,026
DSW, Inc., Class A#	15,266	1,038,546
Vera Bradley, Inc.†#	24,029	665,844

		2,739,416

Retail - Automobile — 0.7%
Group 1 Automotive, Inc.#	11,700	710,892

Retail - Building Products — 0.4%
Lumber Liquidators Holdings, Inc.†#	7,100	381,128

Retail - Catalog Shopping — 1.8%
MSC Industrial Direct Co., Class A#	25,199	1,830,959

Retail - Home Furnishings — 0.2%
Pier 1 Imports, Inc.#	12,900	247,551

Retail - Perfume & Cosmetics — 0.8%
Ulta Salon Cosmetics & Fragrance, Inc.#	8,000	802,240

Retail - Pet Food & Supplies — 0.5%
PetSmart, Inc.	6,930	489,674

Retail - Restaurants — 0.9%
Buffalo Wild Wings, Inc.†#	12,057	873,409

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Sporting Goods — 1.3%
Dick’s Sporting Goods, Inc.#	18,812	$987,818
Hibbett Sports, Inc.†#	4,700	252,578
Zumiez, Inc.†	5,000	103,400

		1,343,796

Retail - Vitamins & Nutrition Supplements — 1.9%
Vitamin Shoppe, Inc.†#	32,870	1,947,876

Seismic Data Collection — 0.3%
ION Geophysical Corp.†#	57,900	345,084

Semiconductor Components - Integrated Circuits — 1.7%
NXP Semiconductor NV†#	40,470	990,706
Power Integrations, Inc.#	22,300	693,753

		1,684,459

Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.#	8,151	441,377

Telecom Equipment - Fiber Optics — 1.3%
Ciena Corp.†#	26,100	388,368
IPG Photonics Corp.#	15,932	941,581

		1,329,949

Telecom Services — 1.0%
tw telecom, Inc.†	37,325	958,879

Toys — 0.8%
LeapFrog Enterprises, Inc.†#	91,600	834,476

Transactional Software — 0.9%
InnerWorkings, Inc.†#	71,167	925,883

Transport - Rail — 1.0%
Kansas City Southern#	13,312	1,040,333

Transport - Truck — 0.5%
Forward Air Corp.#	16,289	541,609

Water — 0.3%
Aqua America, Inc.#	9,813	250,624

Web Hosting/Design — 1.1%
Equinix, Inc.†#	2,700	501,552
Rackspace Hosting, Inc.†#	9,400	649,728

		1,151,280

Security Description	Shares/ Principal Amount	Value (Note 2)

Wireless Equipment — 1.3%
Aruba Networks, Inc.†#	65,334	$1,272,706

Total Common Stock
(cost $88,646,520)		97,987,407

EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 2000 Growth Index Fund (cost $1,001,436)	10,775	1,007,570

Total Long-Term Investment Securities
(cost $89,647,956)		98,994,977

SHORT-TERM INVESTMENT SECURITIES — 15.9%
Registered Investment Companies — 14.6%
State Street Navigator Securities Lending Prime Portfolio(1)	14,701,733	14,701,733

Time Deposits — 1.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/03/2012	$1,382,000	1,382,000

Total Short-Term Investment Securities
(cost $16,083,733)		16,083,733

TOTAL INVESTMENTS
(cost $105,731,689)(2)	114.1%	115,078,710
Liabilities in excess of other assets	(14.1)	(14,218,094)

NET ASSETS —	100.0%	$100,860,616

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2012, the Fund had loaned securities with a total value of $14,330,573. This was secured by collateral of $14,701,733, which was received in cash and subsequently invested in short-term investments currently valued at $14,701,733 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$97,987,407	$—	$—	$97,987,407
Exchange Traded Funds	1,007,570	—	—	1,007,570
Short-Term Investment Securities:
Registered Investment Companies	14,701,733	—	—	14,701,733
Time Deposits	—	1,382,000	—	1,382,000

Total	$113,696,710	$1,382,000	$—	$115,078,710

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	6.1%
Medical — Drugs	5.9
Registered Investment Companies	4.6
Computers	4.6
Diversified Banking Institutions	3.4
Diversified Manufacturing Operations	3.3
Electric — Integrated	2.9
Telephone — Integrated	2.8
Banks — Super Regional	2.6
Beverages — Non-alcoholic	2.2
Oil Companies — Exploration & Production	2.1
Computer Services	2.1
Real Estate Investment Trusts	2.1
Cosmetics & Toiletries	2.0
Applications Software	2.0
Tobacco	1.9
Retail — Discount	1.8
Medical — Biomedical/Gene	1.7
Multimedia	1.6
Repurchase Agreements	1.6
Web Portals/ISP	1.6
Electronic Components — Semiconductors	1.5
Retail — Restaurants	1.3
Cable/Satellite TV	1.3
Insurance — Reinsurance	1.2
Insurance — Multi-line	1.2
Food — Misc./Diversified	1.2
E-Commerce/Products	1.2
Finance — Credit Card	1.2
Oil — Field Services	1.1
Aerospace/Defense	1.1
Retail — Building Products	1.1
Chemicals — Diversified	1.1
Enterprise Software/Service	1.0
Semiconductor Components — Integrated Circuits	1.0
Medical Products	1.0
Commercial Services — Finance	0.9
Medical — HMO	0.9
Networking Products	0.8
Transport — Services	0.8
Transport — Rail	0.8
Medical Instruments	0.7
Computers — Memory Devices	0.7
Investment Management/Advisor Services	0.7
Retail — Drug Store	0.7
Agricultural Chemicals	0.6
Insurance — Life/Health	0.6
Pipelines	0.5
Aerospace/Defense — Equipment	0.5
Machinery — Construction & Mining	0.5
Banks — Fiduciary	0.5
Insurance — Property/Casualty	0.5
Oil Field Machinery & Equipment	0.4
Instruments — Controls	0.4
Banks — Commercial	0.4
Medical — Wholesale Drug Distribution	0.4
Consumer Products — Misc.	0.3
Auto — Cars/Light Trucks	0.3
Pharmacy Services	0.3
Retail — Major Department Stores	0.3
Retail — Apparel/Shoe	0.3
E-Commerce/Services	0.3
Chemicals — Specialty	0.3
Oil & Gas Drilling	0.3
Apparel Manufacturers	0.3
Electric Products — Misc.	0.3
Industrial Gases	0.3
Distribution/Wholesale	0.3
Insurance Brokers	0.3

Metal — Copper	0.3
Gas — Distribution	0.3
Athletic Footwear	0.3
Wireless Equipment	0.3
Finance — Other Services	0.3
Food — Retail	0.3
Instruments — Scientific	0.3
Machinery — Farming	0.3
Medical — Generic Drugs	0.2
Semiconductor Equipment	0.2
Hotels/Motels	0.2
Metal Processors & Fabrication	0.2
Auto/Truck Parts & Equipment — Original	0.2
Retail — Auto Parts	0.2
Retail — Regional Department Stores	0.2
Beverages — Wine/Spirits	0.2
Oil Refining & Marketing	0.2
Gold Mining	0.2
Data Processing/Management	0.2
Non — Hazardous Waste Disposal	0.2
Paper & Related Products	0.2
Television	0.2
Telecom Equipment — Fiber Optics	0.2
Food — Confectionery	0.2
Cellular Telecom	0.2
Broadcast Services/Program	0.2
Electronic Components — Misc.	0.1
Food — Wholesale/Distribution	0.1
Internet Security	0.1
Advertising Agencies	0.1
Agricultural Operations	0.1
Engines — Internal Combustion	0.1
Cruise Lines	0.1
Building — Residential/Commercial	0.1
Medical Labs & Testing Services	0.1
Toys	0.1
Electronic Forms	0.1
Tools — Hand Held	0.1
Finance — Investment Banker/Broker	0.1
Electronic Measurement Instruments	0.1
U.S. Government Treasuries	0.1
Steel — Producers	0.1
Auto — Heavy Duty Trucks	0.1
Publishing — Books	0.1
Telecommunication Equipment	0.1
Engineering/R&D Services	0.1
Vitamins & Nutrition Products	0.1
Coal	0.1
Retail — Bedding	0.1
Electronic Security Devices	0.1
Coatings/Paint	0.1
Machinery — Pumps	0.1
Medical Information Systems	0.1
Industrial Automated/Robotic	0.1
Commercial Services	0.1
Office Automation & Equipment	0.1
Machinery — General Industrial	0.1
Motorcycle/Motor Scooter	0.1
Security Services	0.1
Containers — Metal/Glass	0.1
Computers — Integrated Systems	0.1
Electronic Connectors	0.1
Retail — Automobile	0.1
Food — Meat Products	0.1
Dialysis Centers	0.1
Metal — Aluminum	0.1
Casino Hotels	0.1
Dental Supplies & Equipment	0.1
Savings & Loans/Thrifts	0.1

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2012 (Unaudited) — (continued)

Industry Allocation* (continued)

Hazardous Waste Disposal	0.1%
Retail — Office Supplies	0.1
Appliances	0.1
Finance — Consumer Loans	0.1
Disposable Medical Products	0.1
Computer Aided Design	0.1
Electronics — Military	0.1
Internet Infrastructure Software	0.1
Retail — Pet Food & Supplies	0.1
Airlines	0.1
Retail — Jewelry	0.1
Filtration/Separation Products	0.1
Quarrying	0.1
Containers — Paper/Plastic	0.1
Electric — Generation	0.1
Computer Software	0.1

104.5%

*	Calculated as a percentage of net assets

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	120,855	$1,307,651
Omnicom Group, Inc.	73,474	3,654,597

		4,962,248

Aerospace/Defense — 1.1%
Boeing Co.	187,071	13,895,634
General Dynamics Corp.	91,720	6,099,380
Lockheed Martin Corp.	74,455	6,946,652
Northrop Grumman Corp.	68,373	4,560,479
Raytheon Co.	91,818	5,245,562
Rockwell Collins, Inc.#	39,336	2,249,232

		38,996,939

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	231,901	18,577,589

Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	17,363	3,716,203
Monsanto Co.	147,341	13,494,962
Mosaic Co.	76,515	4,136,401

		21,347,566

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	182,068	4,861,216

Airlines — 0.1%
Southwest Airlines Co.	205,415	1,957,605

Apparel Manufacturers — 0.3%
Coach, Inc.	78,870	4,561,841
Ralph Lauren Corp.	16,872	2,650,423
VF Corp.	24,328	3,904,887

		11,117,151

Appliances — 0.1%
Whirlpool Corp.	21,483	2,187,829

Applications Software — 2.0%
Citrix Systems, Inc.†	51,697	3,161,789
Intuit, Inc.	76,319	4,572,271
Microsoft Corp.	2,086,231	55,535,469
Red Hat, Inc.†	53,364	2,636,182
Salesforce.com, Inc.†#	35,314	5,567,958

		71,473,669

Athletic Footwear — 0.3%
NIKE, Inc., Class B	101,628	9,906,697

Audio/Video Products — 0.0%
Harman International Industries, Inc.#	18,540	733,442

Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.	1,054,544	12,074,529

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	97,704	4,293,114

Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc.†#	31,685	2,100,715
Johnson Controls, Inc.	189,131	5,208,668

		7,309,383

Banks-Commercial — 0.4%
BB&T Corp.	193,349	5,446,641
First Horizon National Corp.#	68,766	650,526
M&T Bank Corp.#	33,254	3,249,914
Regions Financial Corp.	390,818	2,606,756
Zions Bancorporation#	50,912	1,021,804

		12,975,641

Security Description	Shares	Value (Note 2)

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	326,663	$7,820,312
Northern Trust Corp.	60,525	2,906,410
State Street Corp.	132,431	5,885,234

		16,611,956

Banks-Super Regional — 2.6%
Capital One Financial Corp.	160,683	9,255,341
Comerica, Inc.	53,462	1,581,941
Fifth Third Bancorp	254,071	3,719,599
Huntington Bancshares, Inc.	237,395	1,459,979
KeyCorp	260,840	2,107,587
PNC Financial Services Group, Inc.	146,360	8,216,650
SunTrust Banks, Inc.	148,911	4,042,934
US Bancorp	524,034	16,905,337
Wells Fargo & Co.	1,358,350	44,839,134

		92,128,502

Beverages-Non-alcoholic — 2.2%
Coca-Cola Co.	1,070,533	40,594,611
Coca-Cola Enterprises, Inc.	76,515	2,385,738
Dr Pepper Snapple Group, Inc.#	58,171	2,608,969
Monster Beverage Corp.†	42,476	2,210,876
PepsiCo, Inc.	430,352	30,215,014

		78,015,208

Beverages-Wine/Spirits — 0.2%
Beam, Inc.	43,751	2,454,868
Brown-Forman Corp., Class B	41,887	2,939,630
Constellation Brands, Inc., Class A†	40,710	1,460,675

		6,855,173

Brewery — 0.0%
Molson Coors Brewing Co., Class B	43,064	1,785,433

Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	68,373	4,130,413
Scripps Networks Interactive, Inc., Class A#	23,935	1,413,122

		5,543,535

Building Products-Wood — 0.0%
Masco Corp.	98,783	1,675,360

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.#	76,810	1,494,723
Lennar Corp., Class A#	45,026	1,712,789
PulteGroup, Inc.†	93,388	1,569,852

		4,777,364

Cable/Satellite TV — 1.3%
Cablevision Systems Corp., Class A#	59,643	825,459
Comcast Corp., Class A	739,848	27,507,548
DIRECTV†	173,631	8,629,461
Time Warner Cable, Inc.	84,755	8,042,402

		45,004,870

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	21,973	2,469,765

Casino Services — 0.0%
International Game Technology	73,867	1,024,535

Cellular Telecom — 0.2%
MetroPCS Communications, Inc.†	87,404	930,853
Sprint Nextel Corp.†	829,607	4,753,648

		5,684,501

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Chemicals-Diversified — 1.1%
Air Products & Chemicals, Inc.	58,563	$4,857,215
Dow Chemical Co.	331,273	10,001,132
E.I. du Pont de Nemours & Co.	257,210	11,096,040
FMC Corp.	37,963	2,105,428
LyondellBasell Industries NV, Class A	93,780	4,663,679
PPG Industries, Inc.	42,181	5,241,833

		37,965,327

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	42,279	2,572,677
Ecolab, Inc.	72,788	5,246,559
International Flavors & Fragrances, Inc.	22,562	1,467,207
Sigma-Aldrich Corp.#	33,353	2,418,760

		11,705,203

Coal — 0.1%
CONSOL Energy, Inc.#	62,978	1,974,360
Peabody Energy Corp.	74,161	1,862,183

		3,836,543

Coatings/Paint — 0.1%
Sherwin-Williams Co.	23,543	3,590,778

Commercial Services — 0.1%
Iron Mountain, Inc.	49,600	1,567,360
Quanta Services, Inc.†	58,956	1,524,602

		3,091,962

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	134,000	7,605,840
Equifax, Inc.	33,156	1,698,913
H&R Block, Inc.#	74,946	1,351,276
Mastercard, Inc., Class A	29,723	14,525,036
Moody’s Corp.#	53,462	2,597,184
Paychex, Inc.#	89,268	2,904,781
Total System Services, Inc.	44,732	981,867
Western Union Co.	166,568	2,100,423

		33,765,320

Computer Aided Design — 0.1%
Autodesk, Inc.†	62,782	2,079,968

Computer Services — 2.1%
Accenture PLC, Class A	175,495	11,919,620
Cognizant Technology Solutions Corp., Class A†	82,597	5,552,996
Computer Sciences Corp.	42,966	1,635,286
International Business Machines Corp.	297,038	56,458,013

		75,565,915

Computer Software — 0.1%
Akamai Technologies, Inc.†	49,048	1,796,138

Computers — 4.6%
Apple, Inc.	259,172	151,688,188
Dell, Inc.	402,884	3,883,802
Hewlett-Packard Co.	543,654	7,062,065

		162,634,055

Computers-Integrated Systems — 0.1%
Teradata Corp.†	46,596	2,771,530

Computers-Memory Devices — 0.7%
EMC Corp.†	580,342	14,404,089
NetApp, Inc.†	100,451	3,185,301
SanDisk Corp.†	66,804	2,612,036
Seagate Technology PLC#	97,802	2,454,830

Security Description	Shares	Value (Note 2)

Computers-Memory Devices (continued)
Western Digital Corp.	61,506	$2,056,761

		24,713,017

Consulting Services — 0.0%
SAIC, Inc.	78,477	904,840

Consumer Products-Misc. — 0.3%
Clorox Co.#	35,805	2,733,712
Kimberly-Clark Corp.	109,182	9,359,081

		12,092,793

Containers-Metal/Glass — 0.1%
Ball Corp.	42,770	1,911,391
Owens-Illinois, Inc.†	45,615	913,669

		2,825,060

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.#	28,546	959,146
Sealed Air Corp.#	53,761	904,260

		1,863,406

Cosmetics & Toiletries — 2.0%
Avon Products, Inc.#	119,482	1,666,774
Colgate-Palmolive Co.	123,209	13,368,177
Estee Lauder Cos., Inc., Class A#	66,411	3,868,441
Procter & Gamble Co.	761,527	53,177,430

		72,080,822

Cruise Lines — 0.1%
Carnival Corp.	123,602	4,778,453

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.#	12,458	986,424
Fidelity National Information Services, Inc.	69,256	2,500,142
Fiserv, Inc.†	37,473	2,885,046

		6,371,612

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.#	39,238	1,557,749
Patterson Cos., Inc.#	23,445	799,474

		2,357,223

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	23,543	2,542,644

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	21,581	2,136,735

Distribution/Wholesale — 0.3%
Fastenal Co.	74,553	3,117,061
Fossil, Inc.†	15,106	1,305,763
Genuine Parts Co.#	42,868	2,790,278
WW Grainger, Inc.	16,578	3,216,463

		10,429,565

Diversified Banking Institutions — 3.4%
Bank of America Corp.	2,979,896	29,381,774
Citigroup, Inc.	810,870	28,031,776
Goldman Sachs Group, Inc.	124,583	14,674,632
JPMorgan Chase & Co.	1,050,423	43,151,377
Morgan Stanley	382,382	6,450,784

		121,690,343

Diversified Manufacturing Operations — 3.3%
3M Co.	175,888	15,997,014
Cooper Industries PLC	44,241	3,295,954
Danaher Corp.	161,467	8,714,374

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
Dover Corp.#	50,520	$3,212,567
Eaton Corp. PLC#	93,388	4,871,118
General Electric Co.	2,919,566	61,690,430
Illinois Tool Works, Inc.	119,286	7,344,439
Ingersoll-Rand PLC	79,262	3,866,400
Leggett & Platt, Inc.#	38,846	1,081,861
Parker Hannifin Corp.	41,298	3,392,631
Pentair, Ltd.	57,975	2,811,208
Textron, Inc.#	77,692	1,824,985

		118,102,981

Diversified Operations — 0.0%
Leucadia National Corp.#	54,738	1,212,447

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	99,960	25,194,918
eBay, Inc.†	320,679	16,938,265
Netflix, Inc.†#	15,401	1,258,416

		43,391,599

E-Commerce/Services — 0.3%
Expedia, Inc.	25,897	1,601,989
priceline.com, Inc.†	13,733	9,107,176
TripAdvisor, Inc.†#	30,312	1,157,615

		11,866,780

Electric Products-Misc. — 0.3%
Emerson Electric Co.	201,099	10,101,203
Molex, Inc.#	38,061	1,004,049

		11,105,252

Electric-Generation — 0.1%
AES Corp.	171,669	1,831,708

Electric-Integrated — 2.9%
Ameren Corp.	67,098	2,010,927
American Electric Power Co., Inc.	134,098	5,719,280
CMS Energy Corp.	73,278	1,790,182
Consolidated Edison, Inc.	81,028	4,520,552
Dominion Resources, Inc.	158,524	8,102,162
DTE Energy Co.	47,479	2,876,278
Duke Energy Corp.	194,722	12,427,158
Edison International	90,053	4,095,610
Entergy Corp.	49,048	3,116,510
Exelon Corp.	236,021	7,132,555
FirstEnergy Corp.	115,656	4,910,754
Integrys Energy Group, Inc.#	21,581	1,147,462
NextEra Energy, Inc.	116,931	8,034,329
Northeast Utilities	86,815	3,363,213
Pepco Holdings, Inc.#	63,272	1,248,989
PG&E Corp.	117,912	4,828,496
Pinnacle West Capital Corp.	30,312	1,559,855
PPL Corp.	160,584	4,713,140
Public Service Enterprise Group, Inc.	139,886	4,209,170
SCANA Corp.#	36,295	1,681,910
Southern Co.	241,907	10,535,050
TECO Energy, Inc.#	56,307	946,521
Wisconsin Energy Corp.	63,763	2,393,025
Xcel Energy, Inc.	134,785	3,645,934

		105,009,062

Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc.	51,697	982,243
TE Connectivity, Ltd.	118,305	4,163,153

		5,145,396

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 1.5%
Advanced Micro Devices, Inc.†#	166,274	$365,803
Altera Corp.	88,483	2,865,964
Broadcom Corp., Class A	142,240	4,605,731
First Solar, Inc.†#	16,578	447,440
Intel Corp.	1,383,365	27,072,453
LSI Corp.†	154,208	1,039,362
Microchip Technology, Inc.#	53,561	1,629,326
Micron Technology, Inc.†	281,342	1,682,425
NVIDIA Corp.	171,277	2,051,899
Texas Instruments, Inc.	314,597	9,271,174
Xilinx, Inc.	72,493	2,511,882

		53,543,459

Electronic Connectors — 0.1%
Amphenol Corp., Class A	44,536	2,757,669

Electronic Forms — 0.1%
Adobe Systems, Inc.†#	135,962	4,705,645

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	96,331	3,688,514
FLIR Systems, Inc.#	41,789	852,496

		4,541,010

Electronic Security Devices — 0.1%
Tyco International, Ltd.	127,133	3,606,763

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	26,682	2,050,512

Engineering/R&D Services — 0.1%
Fluor Corp.	46,203	2,452,455
Jacobs Engineering Group, Inc.†	35,903	1,469,869

		3,922,324

Engines-Internal Combustion — 0.1%
Cummins, Inc.	48,950	4,804,932

Enterprise Software/Service — 1.0%
BMC Software, Inc.†#	40,612	1,663,468
CA, Inc.	94,663	2,097,732
Oracle Corp.	1,053,072	33,803,611

		37,564,811

Entertainment Software — 0.0%
Electronic Arts, Inc.†	87,993	1,303,176

Filtration/Separation Products — 0.1%
Pall Corp.#	32,175	1,913,769

Finance-Consumer Loans — 0.1%
SLM Corp.	129,782	2,147,892

Finance-Credit Card — 1.2%
American Express Co.	272,709	15,244,433
Discover Financial Services	142,338	5,922,684
Visa, Inc., Class A	144,497	21,632,646

		42,799,763

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.#	303,021	3,969,575
E*TRADE Financial Corp.†#	71,022	598,005

		4,567,580

Finance-Other Services — 0.3%
CME Group, Inc.	84,559	4,673,576
IntercontinentalExchange, Inc.†	20,109	2,657,404
NASDAQ OMX Group, Inc.	32,764	793,872

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance-Other Services (continued)
NYSE Euronext#	67,981	$1,587,356

		9,712,208

Food-Confectionery — 0.2%
Hershey Co.	41,887	3,069,060
J.M. Smucker Co.	30,312	2,681,400

		5,750,460

Food-Dairy Products — 0.0%
Dean Foods Co.†	51,108	875,991

Food-Meat Products — 0.1%
Hormel Foods Corp.#	37,080	1,149,851
Tyson Foods, Inc., Class A	80,047	1,534,501

		2,684,352

Food-Misc./Diversified — 1.2%
Campbell Soup Co.#	49,833	1,831,363
ConAgra Foods, Inc.	112,321	3,353,905
General Mills, Inc.	179,223	7,346,351
H.J. Heinz Co.#	88,581	5,178,445
Kellogg Co.	68,275	3,786,532
Kraft Foods Group, Inc.†	163,560	7,396,183
McCormick & Co., Inc.#	36,688	2,368,577
Mondelez International, Inc., Class A	490,681	12,703,731

		43,965,087

Food-Retail — 0.3%
Kroger Co.	150,579	3,951,193
Safeway, Inc.#	66,215	1,132,939
Whole Foods Market, Inc.	47,479	4,432,639

		9,516,771

Food-Wholesale/Distribution — 0.1%
Sysco Corp.#	162,154	5,132,174

Gas-Distribution — 0.3%
AGL Resources, Inc.	32,470	1,265,681
CenterPoint Energy, Inc.#	118,207	2,332,224
NiSource, Inc.	85,671	2,070,668
Sempra Energy	62,193	4,255,245

		9,923,818

Gold Mining — 0.2%
Newmont Mining Corp.	137,237	6,462,490

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†#	23,641	2,209,724

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.#	79,851	1,741,550

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	69,648	2,527,526
Starwood Hotels & Resorts Worldwide, Inc.	54,345	2,932,456
Wyndham Worldwide Corp.	39,336	1,931,004

		7,390,986

Human Resources — 0.0%
Robert Half International, Inc.	39,238	1,108,866

Independent Power Producers — 0.0%
NRG Energy, Inc.	62,978	1,328,836

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	39,042	3,093,688

Industrial Gases — 0.3%
Airgas, Inc.	19,128	1,694,167

Security Description	Shares	Value (Note 2)

Industrial Gases (continued)
Praxair, Inc.	82,401	$8,834,211

		10,528,378

Instruments-Controls — 0.4%
Honeywell International, Inc.	215,813	13,235,811

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	31,587	999,729
Thermo Fisher Scientific, Inc.	101,040	6,421,092
Waters Corp.†	24,229	2,048,562

		9,469,383

Insurance Brokers — 0.3%
Aon PLC	89,170	5,064,856
Marsh & McLennan Cos., Inc.	150,480	5,299,906

		10,364,762

Insurance-Life/Health — 0.6%
Aflac, Inc.	129,488	6,861,569
Lincoln National Corp.#	77,202	1,906,889
Principal Financial Group, Inc.	76,711	2,082,704
Prudential Financial, Inc.	128,899	6,718,216
Torchmark Corp.#	26,388	1,371,912
Unum Group	77,496	1,580,144

		20,521,434

Insurance-Multi-line — 1.2%
ACE, Ltd.	93,780	7,430,189
Allstate Corp.	134,098	5,428,287
American International Group, Inc.†(1)	322,445	10,682,603
Assurant, Inc.	22,464	768,494
Cincinnati Financial Corp.#	40,416	1,637,656
Genworth Financial, Inc., Class A†	135,962	808,974
Hartford Financial Services Group, Inc.#	120,463	2,551,406
Loews Corp.	86,423	3,532,972
MetLife, Inc.	293,702	9,747,969
XL Group PLC	84,559	2,057,321

		44,645,871

Insurance-Property/Casualty — 0.5%
Chubb Corp.	73,474	5,656,764
Progressive Corp.#	154,993	3,293,601
Travelers Cos., Inc.	106,533	7,544,667

		16,495,032

Insurance-Reinsurance — 1.2%
Berkshire Hathaway, Inc., Class B†	507,064	44,662,197

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	21,875	2,049,250

Internet Security — 0.1%
Symantec Corp.†	194,330	3,645,631
VeriSign, Inc.†#	43,260	1,476,464

		5,122,095

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	58,269	3,535,180
BlackRock, Inc.	35,413	6,977,778
Federated Investors, Inc., Class B#	25,897	514,055
Franklin Resources, Inc.	38,257	5,050,689
Invesco, Ltd.	123,111	3,076,544
Legg Mason, Inc.#	33,254	848,975
T. Rowe Price Group, Inc.	70,139	4,535,889

		24,539,110

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Linen Supply & Related Items — 0.0%
Cintas Corp.#	29,723	$1,231,721

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	180,596	15,394,003
Joy Global, Inc.	29,232	1,665,932

		17,059,935

Machinery-Farming — 0.3%
Deere & Co.	108,299	9,102,531

Machinery-General Industrial — 0.1%
Roper Industries, Inc.#	27,074	3,019,563

Machinery-Pumps — 0.1%
Flowserve Corp.	14,125	1,957,019
Xylem, Inc.	51,304	1,338,521

		3,295,540

Medical Information Systems — 0.1%
Cerner Corp.†	40,219	3,105,711

Medical Instruments — 0.7%
Boston Scientific Corp.†	392,388	2,173,830
Edwards Lifesciences Corp.†	31,979	2,774,818
Intuitive Surgical, Inc.†	11,084	5,863,436
Medtronic, Inc.	282,029	11,876,241
St. Jude Medical, Inc.	86,815	2,976,018

		25,664,343

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†#	26,486	2,240,451
Quest Diagnostics, Inc.	43,849	2,533,595

		4,774,046

Medical Products — 1.0%
Baxter International, Inc.	151,265	10,024,332
Becton, Dickinson and Co.#	55,130	4,226,817
CareFusion Corp.†	61,408	1,714,511
Covidien PLC	132,725	7,712,650
Hospira, Inc.†	45,615	1,359,327
Stryker Corp.	79,949	4,330,038
Varian Medical Systems, Inc.†#	30,606	2,116,711
Zimmer Holdings, Inc.	48,263	3,183,910

		34,668,296

Medical-Biomedical/Gene — 1.7%
Alexion Pharmaceuticals, Inc.†	53,364	5,124,011
Amgen, Inc.	213,165	18,929,052
Biogen Idec, Inc.†	65,332	9,740,348
Celgene Corp.†	119,286	9,374,687
Gilead Sciences, Inc.†	209,241	15,693,075
Life Technologies Corp.†#	48,459	2,391,452

		61,252,625

Medical-Drugs — 5.9%
Abbott Laboratories	433,883	28,202,395
Allergan, Inc.	85,050	7,888,387
Bristol-Myers Squibb Co.	464,293	15,149,881
Eli Lilly & Co.	282,323	13,845,120
Forest Laboratories, Inc.†	64,646	2,292,347
Johnson & Johnson	762,312	53,156,016
Merck & Co., Inc.	842,163	37,307,821
Pfizer, Inc.	2,065,336	51,674,707

		209,516,674

Medical-Generic Drugs — 0.2%
Mylan, Inc.†	112,223	3,050,221

Security Description	Shares	Value (Note 2)

Medical-Generic Drugs (continued)
Perrigo Co.	24,328	$2,517,948
Watson Pharmaceuticals, Inc.†	35,314	3,107,985

		8,676,154

Medical-HMO — 0.9%
Aetna, Inc.	92,407	3,991,058
Cigna Corp.	79,752	4,168,637
Coventry Health Care, Inc.	36,982	1,615,374
Humana, Inc.	44,732	2,925,920
UnitedHealth Group, Inc.	285,560	15,531,608
WellPoint, Inc.	83,955	4,693,085

		32,925,682

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†#	28,816	834,511

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	69,550	2,936,401
Cardinal Health, Inc.	94,271	3,813,262
McKesson Corp.	65,234	6,162,656

		12,912,319

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	40,219	7,375,762

Metal-Aluminum — 0.1%
Alcoa, Inc.#	294,978	2,480,765

Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	262,507	10,240,398

Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.#	39,435	1,133,756

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	62,978	2,957,447

Multimedia — 1.6%
News Corp., Class A	562,979	13,871,803
Time Warner, Inc.	262,409	12,411,946
Viacom, Inc., Class B	130,861	6,753,736
Walt Disney Co.	496,175	24,640,050

		57,677,535

Networking Products — 0.8%
Cisco Systems, Inc.	1,462,726	27,660,149

Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	20,306	337,486

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	82,793	2,357,117
Waste Management, Inc.#	120,463	3,923,480

		6,280,597

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.#	55,522	621,291
Xerox Corp.	361,487	2,461,727

		3,083,018

Office Supplies & Forms — 0.0%
Avery Dennison Corp.#	28,055	938,440

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	19,227	1,326,663
Ensco PLC, Class A	64,155	3,735,746
Helmerich & Payne, Inc.	29,232	1,525,910
Nabors Industries, Ltd.†	80,341	1,181,013
Noble Corp.	69,845	2,408,954

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil & Gas Drilling (continued)
Rowan Cos. PLC, Class A†#	34,333	$1,089,386

		11,267,672

Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp.	138,120	10,109,003
Apache Corp.	108,201	8,341,215
Cabot Oil & Gas Corp.	58,073	2,735,238
Chesapeake Energy Corp.#	143,516	2,444,077
Denbury Resources, Inc.†	108,201	1,669,541
Devon Energy Corp.	103,982	5,372,750
EOG Resources, Inc.	74,651	8,780,451
EQT Corp.	41,396	2,486,244
Newfield Exploration Co.†	37,276	907,298
Noble Energy, Inc.	49,146	4,804,021
Occidental Petroleum Corp.	223,955	16,843,656
Pioneer Natural Resources Co.	34,039	3,642,173
QEP Resources, Inc.	49,146	1,381,986
Range Resources Corp.#	44,928	2,876,291
Southwestern Energy Co.†	96,233	3,340,247
WPX Energy, Inc.†#	55,032	868,955

		76,603,146

Oil Companies-Integrated — 6.1%
Chevron Corp.	542,575	57,344,752
ConocoPhillips	335,786	19,119,655
Exxon Mobil Corp.	1,276,341	112,496,696
Hess Corp.	82,107	4,073,328
Marathon Oil Corp.	194,918	6,013,220
Marathon Petroleum Corp.	93,584	5,571,991
Murphy Oil Corp.	51,010	2,894,307
Phillips 66	173,337	9,077,659

		216,591,608

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	68,079	3,672,862
FMC Technologies, Inc.†	65,921	2,693,532
National Oilwell Varco, Inc.	117,912	8,053,390

		14,419,784

Oil Refining & Marketing — 0.2%
Tesoro Corp.	38,650	1,634,122
Valero Energy Corp.	152,541	4,920,973

		6,555,095

Oil-Field Services — 1.1%
Baker Hughes, Inc.	121,542	5,244,537
Halliburton Co.	256,523	8,555,042
Schlumberger, Ltd.	366,883	26,276,161

		40,075,740

Paper & Related Products — 0.2%
International Paper Co.	120,953	4,492,194
MeadWestvaco Corp.	47,969	1,482,722

		5,974,916

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	224,151	12,070,531

Pipelines — 0.5%
Kinder Morgan, Inc.	174,907	5,913,606
ONEOK, Inc.	56,700	2,544,129
Spectra Energy Corp.	180,498	5,044,919
Williams Cos., Inc.	173,239	5,689,169

		19,191,823

Security Description	Shares	Value (Note 2)

Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.#	49,833	$468,430

Publishing-Books — 0.1%
McGraw-Hill Cos., Inc.	77,496	4,115,813

Publishing-Newspapers — 0.0%
Gannett Co., Inc.#	63,959	1,144,866
Washington Post Co., Class B#	1,275	468,002

		1,612,868

Quarrying — 0.1%
Vulcan Materials Co.	35,805	1,891,936

Real Estate Investment Trusts — 2.1%
American Tower Corp.	109,280	8,188,350
Apartment Investment & Management Co., Class A#	40,219	1,008,290
AvalonBay Communities, Inc.#	30,780	4,056,496
Boston Properties, Inc.	41,691	4,278,747
Equity Residential#	88,486	4,911,858
HCP, Inc.	124,895	5,626,520
Health Care REIT, Inc.	71,218	4,194,028
Host Hotels & Resorts, Inc.	199,823	2,935,400
Kimco Realty Corp.#	112,517	2,167,078
Plum Creek Timber Co., Inc.#	44,634	1,912,567
Prologis, Inc.	127,428	4,324,906
Public Storage	39,827	5,601,269
Simon Property Group, Inc.	83,873	12,759,600
Ventas, Inc.	81,714	5,201,096
Vornado Realty Trust	46,792	3,576,313
Weyerhaeuser Co.	148,715	4,098,585

		74,841,103

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	83,480	1,580,276

Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A#	22,856	1,048,862
Gap, Inc.	82,401	2,839,539
Limited Brands, Inc.	65,921	3,437,780
Ross Stores, Inc.#	61,899	3,523,291
Urban Outfitters, Inc.†	30,213	1,139,030

		11,988,502

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	10,398	3,990,440
O’Reilly Automotive, Inc.†	32,862	3,091,657

		7,082,097

Retail-Automobile — 0.1%
AutoNation, Inc.†#	10,692	416,347
CarMax, Inc.†#	63,174	2,290,689

		2,707,036

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	64,155	3,767,182

Retail-Building Products — 1.1%
Home Depot, Inc.	416,814	27,122,087
Lowe’s Cos., Inc.	315,382	11,382,136

		38,504,223

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A#	34,137	896,096

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	73,572	964,529

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail-Discount — 1.8%
Big Lots, Inc.†#	16,480	$464,077
Costco Wholesale Corp.	119,580	12,435,124
Dollar General Corp.†	73,500	3,675,000
Dollar Tree, Inc.†	63,665	2,657,377
Family Dollar Stores, Inc.#	26,780	1,906,736
Target Corp.	181,087	11,432,022
Wal-Mart Stores, Inc.	464,686	33,466,686

		66,037,022

Retail-Drug Store — 0.7%
CVS Caremark Corp.	351,776	16,361,102
Walgreen Co.	237,002	8,036,738

		24,397,840

Retail-Jewelry — 0.1%
Tiffany & Co.#	32,960	1,943,981

Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.#	39,336	705,688
Nordstrom, Inc.#	42,279	2,286,871
TJX Cos., Inc.	203,551	9,025,451

		12,018,010

Retail-Office Supplies — 0.1%
Staples, Inc.#	188,640	2,207,088

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	28,938	2,044,759

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	59,643	2,663,060
Macy’s, Inc.	111,340	4,308,858

		6,971,918

Retail-Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†#	8,730	2,302,799
Darden Restaurants, Inc.#	35,413	1,872,640
McDonald’s Corp.	278,792	24,266,056
Starbucks Corp.	210,124	10,899,132
Yum! Brands, Inc.	126,054	8,455,702

		47,796,329

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	67,687	852,856

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	131,450	1,059,487
People’s United Financial, Inc.#	97,116	1,183,844

		2,243,331

Schools — 0.0%
Apollo Group, Inc., Class A†#	27,859	534,614

Security Services — 0.1%
ADT Corp.	63,566	2,917,679

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	82,695	3,357,417
Linear Technology Corp.	63,665	2,113,041
QUALCOMM, Inc.	470,964	29,962,730

		35,433,188

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	342,162	3,671,398
KLA-Tencor Corp.	46,007	2,091,938
Lam Research Corp.†	47,421	1,665,426
Teradyne, Inc.†#	51,893	811,607

		8,240,369

Security Description	Shares	Value (Note 2)

Steel-Producers — 0.1%
Nucor Corp.	87,796	$3,615,439
United States Steel Corp.#	39,925	860,783

		4,476,222

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	29,625	775,583

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	411,713	5,035,250
JDS Uniphase Corp.†	64,155	778,200

		5,813,450

Telecommunication Equipment — 0.1%
Harris Corp.	31,292	1,474,792
Juniper Networks, Inc.†	145,576	2,617,456

		4,092,248

Telephone-Integrated — 2.8%
AT&T, Inc.	1,595,157	54,442,708
CenturyLink, Inc.	172,160	6,686,694
Frontier Communications Corp.#	276,143	1,328,248
Verizon Communications, Inc.	787,719	34,754,162
Windstream Corp.#	162,546	1,362,136

		98,573,948

Television — 0.2%
CBS Corp., Class B	164,606	5,922,524

Tobacco — 1.9%
Altria Group, Inc.	562,096	19,004,466
Lorillard, Inc.#	36,099	4,373,755
Philip Morris International, Inc.	466,157	41,898,191
Reynolds American, Inc.#	90,641	3,962,824

		69,239,236

Tools-Hand Held — 0.1%
Snap-on, Inc.	16,087	1,277,951
Stanley Black & Decker, Inc.	46,498	3,343,671

		4,621,622

Toys — 0.1%
Hasbro, Inc.#	32,077	1,233,682
Mattel, Inc.	94,271	3,536,105

		4,769,787

Transport-Rail — 0.8%
CSX Corp.	287,522	5,681,435
Norfolk Southern Corp.	88,385	5,336,686
Union Pacific Corp.	130,959	16,079,146

		27,097,267

Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.#	44,634	2,755,703
Expeditors International of Washington, Inc.	58,171	2,176,759
FedEx Corp.	80,733	7,228,025
Ryder System, Inc.	14,125	664,864
United Parcel Service, Inc., Class B	198,744	14,530,174

		27,355,525

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	56,307	3,839,574

Web Portals/ISP — 1.6%
Google, Inc., Class A†	73,278	51,175,157
Yahoo!, Inc.†	288,209	5,409,683

		56,584,840

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Wireless Equipment — 0.3%
Crown Castle International Corp.†	81,028	$5,471,010
Motorola Solutions, Inc.	79,164	4,310,480

		9,781,490

Total Long-Term Investment Securities
(cost $2,573,592,413)		3,506,322,636

SHORT-TERM INVESTMENT SECURITIES — 4.7%
Registered Investment Companies — 4.6%
State Street Navigator Securities Lending Prime Portfolio(2)	164,723,437	164,723,437

U.S. Government Treasuries — 0.1%
United States Treasury Bills Disc. Notes 0.10% due 12/13/2012(3)	$4,500,000	4,499,858

Total Short-Term Investment Securities
(cost $169,223,295)		169,223,295

REPURCHASE AGREEMENT — 1.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(4) (cost $56,816,000)	56,816,000	56,816,000

TOTAL INVESTMENTS
(cost $2,799,631,708)(5)	104.5%	3,732,361,931
Liabilities in excess of other assets	(4.5)	(159,824,707)

NET ASSETS	100.0%	$3,572,537,224

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Security represents an investment in an affIliated company (see Note 3).
(2)	At November 30, 2012, the Fund had loaned securities with a total value of $161,308,072. This was secured by collateral of $164,723,437, which was received in cash and subsequently invested in short-term investments currently valued at $164,723,437 as reported in the portfolio of investments. Additional collateral of $522,893 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2012
Federal Home Loan Mtg. Corp.	0.35%	01/10/2013	$156,497
United States Treasury Notes/Bonds	0.13% to 4.25%	12/15/2013 to 08/15/2020	366,396

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2012	Unrealized Appreciation (Depreciation)
929	Long	S&P 500 E-Mini Index	December 2012	$67,351,050	$65,698,880	$(1,652,170)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical - Drugs	$209,516,674	$—	$—	$209,516,674
Oil Companies - Integrated	216,591,608	—	—	216,591,608
Other Industries*	3,080,214,354	—	—	3,080,214,354
Short-Term Investment Securities:
Registered Investment Companies	164,723,437	—	—	164,723,437
U.S. Government Treasuries	—	4,499,858	—	4,499,858
Repurchase Agreement	—	56,816,000	—	56,816,000

Total	$3,671,046,073	$61,315,858	$—	$3,732,361,931

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$1,652,170	$—	$—	$1,652,170

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 — (Unaudited)

Industry Allocation*

Oil Companies — Integrated	7.6%
Diversified Banking Institutions	7.2
Diversified Manufacturing Operations	6.7
Medical — Drugs	6.5
Banks — Super Regional	5.7
Oil Companies — Exploration & Production	3.7
Electric — Integrated	3.5
Investment Management/Advisor Services	2.7
Medical Products	2.6
Retail — Building Products	2.5
Networking Products	2.5
Telephone — Integrated	2.4
Electronic Components — Semiconductors	2.3
Insurance — Multi-line	2.1
Cable/Satellite TV	2.0
Semiconductor Components — Integrated Circuits	1.9
Insurance Brokers	1.8
Chemicals — Diversified	1.8
Tobacco	1.5
Retail — Drug Store	1.4
Medical — HMO	1.4
Repurchase Agreements	1.3
Applications Software	1.3
Steel — Producers	1.3
Food — Misc./Diversified	1.2
Oil — Field Services	1.2
Insurance — Property/Casualty	1.2
Tools — Hand Held	1.2
Agricultural Chemicals	1.2
Banks — Commercial	1.2
Medical — Biomedical/Gene	1.2
Brewery	1.1
Insurance — Reinsurance	1.1
Beverages — Non-alcoholic	1.1
Insurance — Life/Health	1.0
Aerospace/Defense — Equipment	1.0
Retail — Regional Department Stores	1.0
Multimedia	1.0
Medical — Generic Drugs	0.9
Paper & Related Products	0.9
Home Decoration Products	0.9
Retail — Auto Parts	0.9
Aerospace/Defense	0.8
Retail — Major Department Stores	0.8
Auto — Heavy Duty Trucks	0.7
Television	0.6
Electronic Security Devices	0.6
Toys	0.6
Rubber — Tires	0.6
Oil & Gas Drilling	0.5
Medical — Hospitals	0.4
Computers — Memory Devices	0.4
Auto — Cars/Light Trucks	0.3
Computers	0.3

99.6%

*	Calculated as a percentage of net assets

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.3%
Aerospace/Defense — 0.8%
Boeing Co.	10,067	$747,777

Aerospace/Defense - Equipment — 1.0%
United Technologies Corp.	11,700	937,287

Agricultural Chemicals — 1.2%
Mosaic Co.	20,004	1,081,416

Applications Software — 1.3%
Microsoft Corp.	44,294	1,179,106

Auto - Cars/Light Trucks — 0.3%
General Motors Co.†	11,314	292,806

Auto - Heavy Duty Trucks — 0.7%
PACCAR, Inc.	14,520	638,009

Banks - Commercial — 1.2%
BB&T Corp.	38,060	1,072,150

Banks - Super Regional — 5.7%
PNC Financial Services Group, Inc.	34,238	1,922,122
Wells Fargo & Co.	99,821	3,295,091

		5,217,213

Beverages - Non-alcoholic — 1.1%
PepsiCo, Inc.	13,662	959,209

Brewery — 1.1%
Anheuser - Busch InBev NV ADR	11,050	972,068

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	49,349	1,834,796

Chemicals - Diversified — 1.8%
Dow Chemical Co.	28,553	862,015
E.I. du Pont de Nemours & Co.	17,262	744,683

		1,606,698

Computers — 0.3%
Hewlett - Packard Co.	20,494	266,217

Computers - Memory Devices — 0.4%
NetApp, Inc.†	10,100	320,271

Diversified Banking Institutions — 7.2%
Citigroup, Inc.	40,570	1,402,505
Credit Suisse Group AG ADR	20,519	484,454
Goldman Sachs Group, Inc.	10,637	1,252,932
JPMorgan Chase & Co.	82,027	3,369,669

		6,509,560

Diversified Manufacturing Operations — 6.7%
3M Co.	10,060	914,957
Eaton Corp. PLC	22,970	1,198,115
General Electric Co.	88,849	1,877,379
Illinois Tool Works, Inc.	16,157	994,787
Ingersoll - Rand PLC	22,414	1,093,355

		6,078,593

Electric - Integrated — 3.5%
Edison International	18,544	843,381
Entergy Corp.	11,165	709,424
NextEra Energy, Inc.	7,020	482,344
Northeast Utilities	22,174	859,021
PPL Corp.	10,370	304,360

		3,198,530

Electronic Components - Semiconductors — 2.3%
Intel Corp.	57,912	1,133,338
Xilinx, Inc.	28,491	987,213

		2,120,551

Security Description	Shares	Value (Note 2)

Electronic Security Devices — 0.6%
Tyco International, Ltd.	19,330	$548,392

Food - Misc./Diversified — 1.2%
General Mills, Inc.	17,876	732,737
Kraft Foods Group, Inc.	8,761	396,173

		1,128,910

Home Decoration Products — 0.9%
Newell Rubbermaid, Inc.	37,000	806,970

Insurance Brokers — 1.8%
Marsh & McLennan Cos., Inc.	46,285	1,630,158

Insurance - Life/Health — 1.0%
Principal Financial Group, Inc.	35,219	956,196

Insurance - Multi-line — 2.1%
ACE, Ltd.	24,364	1,930,360

Insurance - Property/Casualty — 1.2%
Chubb Corp.	14,428	1,110,812

Insurance - Reinsurance — 1.1%
Swiss Re AG	13,417	966,424

Investment Management/Advisor Services — 2.7%
Ameriprise Financial, Inc.	18,071	1,096,368
BlackRock, Inc.	6,908	1,361,152

		2,457,520

Medical Products — 2.6%
Baxter International, Inc.	17,420	1,154,423
Covidien PLC	20,792	1,208,223

		2,362,646

Medical - Biomedical/Gene — 1.2%
Amgen, Inc.	11,896	1,056,365

Medical - Drugs — 6.5%
Johnson & Johnson	13,673	953,418
Merck & Co., Inc.	44,198	1,957,972
Pfizer, Inc.	71,714	1,794,284
Roche Holding AG	6,155	1,211,473

		5,917,147

Medical - Generic Drugs — 0.9%
Teva Pharmaceutical Industries, Ltd. ADR	21,437	864,983

Medical - HMO — 1.4%
UnitedHealth Group, Inc.	23,035	1,252,874

Medical - Hospitals — 0.4%
HCA Holdings, Inc.	12,260	389,255

Multimedia — 1.0%
Thomson Reuters Corp.	31,530	868,336

Networking Products — 2.5%
Cisco Systems, Inc.	119,599	2,261,617

Oil & Gas Drilling — 0.5%
Noble Corp.	14,260	491,827

Oil Companies - Exploration & Production — 3.7%
Anadarko Petroleum Corp.	12,160	889,990
EOG Resources, Inc.	2,700	317,574
Occidental Petroleum Corp.	18,500	1,391,385
Southwestern Energy Co.†	21,079	731,652

		3,330,601

Oil Companies - Integrated — 7.6%
Chevron Corp.	29,386	3,105,806
Exxon Mobil Corp.	24,837	2,189,133

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Integrated (continued)
Marathon Oil Corp.	23,407	$722,106
Royal Dutch Shell PLC ADR, Class B	12,360	853,829

		6,870,874

Oil - Field Services — 1.2%
Halliburton Co.	33,600	1,120,560

Paper & Related Products — 0.9%
International Paper Co.	22,960	852,734

Retail - Auto Parts — 0.9%
AutoZone, Inc.†	2,100	805,917

Retail - Building Products — 2.5%
Home Depot, Inc.	16,134	1,049,840
Lowe’s Cos., Inc.	33,670	1,215,150

		2,264,990

Retail - Drug Store — 1.4%
CVS Caremark Corp.	27,034	1,257,351

Retail - Major Department Stores — 0.8%
Nordstrom, Inc.	13,655	738,599

Retail - Regional Department Stores — 1.0%
Kohl’s Corp.	20,653	922,156

Rubber - Tires — 0.6%
Goodyear Tire & Rubber Co.†	40,850	514,710

Semiconductor Components - Integrated Circuits — 1.9%
Analog Devices, Inc.	22,719	922,391
Maxim Integrated Products, Inc.	26,163	763,698

		1,686,089

Steel - Producers — 1.3%
Nucor Corp.	13,080	538,635
Steel Dynamics, Inc.	47,611	615,134

		1,153,769

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone - Integrated — 2.4%
AT&T, Inc.	62,978	$2,149,439

Television — 0.6%
CBS Corp., Class B	16,085	578,738

Tobacco — 1.5%
Philip Morris International, Inc.	15,552	1,397,814

Tools - Hand Held — 1.2%
Stanley Black & Decker, Inc.	15,438	1,110,147

Toys — 0.6%
Mattel, Inc.	14,444	541,794

Total Long-Term Investment Securities
(cost $82,339,385)		89,329,331

REPURCHASE AGREEMENT — 1.3%
State Street Bank & Trust Co. bearing interest at 0.01%, dated 11/30/2012 to be repurchased 12/03/2012 in the amount of $1,198,001 and collateralized by $1,125,000 Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having approximate value of $1,226,883 (cost $1,198,000)	$1,198,000	1,198,000

TOTAL INVESTMENTS
(cost $83,537,385)(1)	99.6%	90,527,331
Other assets less liabilities	0.4	339,478

NET ASSETS	100.0%	$90,866,809

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$5,217,213	$—	$—	$5,217,213
Diversified Banking Institutions	6,509,560	—	—	6,509,560
Diversified Manufacturing Operations	6,078,593	—	—	6,078,593
Medical - Drugs	5,917,147	—	—	5,917,147
Oil Companies-Integrated	6,870,874	—	—	6,870,874
Other Industries*	58,735,944	—	—	58,735,944
Repurchase Agreement	—	1,198,000	—	1,198,000

Total	$89,329,331	$1,198,000	$—	$90,527,331

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2012 (unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	EMERGING ECONOMIES FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$153,130,618	$458,721,464	$31,304,222	$234,865,584	$220,130,276	$477,351,982	$680,498,432
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	2,806,000	14,903,000	–

Total Investments	153,130,618	458,721,464	31,304,222	234,865,584	222,936,276	492,254,982	680,498,432

Cash	82,987	–	363	6,432	651	188	834
Foreign cash*	–	–	–	–	–	1,348,688	2,379,386
Due from Broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	13,934	66,485	4,201	48,087	4,052	179,380	9,387
Dividends and interest	563,262	301,153	84,838	1,018,299	654,472	2,042,327	380,421
Investments sold	1,011,674	1,187,259	90,155	4,741,486	1,819,310	1,186,452	1,885,893
Securities lending income	–	2,374	–	1,169	2,309	–	20,372
Prepaid expenses and other assets	18,468	4,818	1,556	6,876	9,060	4,662	3,975
Due from investment adviser for expense reimbursements/fee waivers	–	7,707	8,534	–	31,063	38,935	–
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	154,820,943	460,291,260	31,493,869	240,687,933	225,457,193	497,055,614	685,178,700

LIABILITIES:
Payable for:
Fund shares reacquired	20,754	12,655	21,146	134,769	117,577	259,952	129,040
Investments purchased	818,209	–	332,172	2,972,846	1,319,776	2,811,154	3,036,447
Accrued foreign tax on capital gains	–	–	–	–	–	–	551,964
Investment advisory and management fees	62,491	260,680	17,674	94,015	142,530	286,219	404,461
Administrative service fee	8,749	24,673	1,767	13,162	12,471	27,227	36,838
Transfer agent fees and expenses	227	282	141	303	197	432	246
Directors’ fees and expenses	3,253	4,892	320	2,717	7,995	5,004	4,716
Other accrued expenses	72,106	67,813	28,551	56,313	51,380	73,719	162,157
Variation margin on futures contracts	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	18,307,681	–	7,204,728	5,409,887	–	23,359,720
Due to custodian	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	985,789	18,678,676	401,771	10,478,853	7,061,813	3,463,707	27,685,589

NET ASSETS	$153,835,154	$441,612,584	$31,092,098	$230,209,080	$218,395,380	$493,591,907	$657,493,111

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$132,805	$353,757	$28,300	$222,208	$162,644	$485,649	$829,955
Additional paid-in capital	136,324,310	314,145,225	29,266,406	212,132,141	267,994,216	461,382,699	743,433,010
Accumulated undistributed net investment income (loss)	4,606,942	361,281	515,704	7,344,005	4,957,802	12,955,318	8,730,375
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	1,701,321	(9,379,315)	(2,715,820)	2,632,001	(75,179,169)	(29,952,527)	(138,038,973)
Unrealized appreciation (depreciation) on investments	11,069,776	136,131,636	3,997,508	7,878,725	20,459,890	48,719,846	43,087,553
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(3)	922	3,155
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	(551,964)

NET ASSETS	$153,835,154	$441,612,584	$31,092,098	$230,209,080	$218,395,380	$493,591,907	$657,493,111

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,280,470	35,375,740	2,830,045	22,220,822	16,264,354	48,564,878	82,995,500
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.58	$12.48	$10.99	$10.36	$13.43	$10.16	$7.92

* Cost
Investment securities (unaffiliated)	$142,060,842	$322,589,828	$27,306,714	$226,986,859	$199,670,386	$428,632,137	$637,410,879

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$1,347,968	$2,370,981

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$–	$17,925,787	$–	$7,531,196	$5,303,015	$–	$22,520,770

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2012 (unaudited) — (continued)

	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$883,801,052	$355,177,409	$286,772,768	$450,755,661	$141,321,746	$860,357,084	$85,320,641
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	7,637,000	–	3,713,000

Total Investments	883,801,052	355,177,409	286,772,768	450,755,661	148,958,746	860,357,084	89,033,641

Cash	593	556	3,231	64,049	657	1,509	437
Foreign cash*	227,266	295,404	470,460	1,100,564	–	16,892	–
Due from Broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	14,590	56,290	6,147	71,808	58,314	12,545	8,639
Dividends and interest	1,636,990	704,285	1,000,668	3,010,841	695,295	1,421,406	210,880
Investments sold	9,241,725	1,741,877	214,244	–	–	3,204,401	3,072,737
Securities lending income	23,323	–	4,570	4,431	374	21,015	694
Prepaid expenses and other assets	9,169	2,590	9,344	5,140	16,912	11,670	8,203
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	16,428	9,481
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	2,925,436	–	–	–

TOTAL ASSETS	894,954,708	357,978,411	288,481,432	457,937,930	149,730,298	865,062,950	92,344,712

LIABILITIES:
Payable for:
Fund shares reacquired	305,941	125,368	132,216	17,138	14,004	111,612	19,060
Investments purchased	1,727,046	2,702,327	–	198,357	–	4,955,395	4,096,726
Accrued foreign tax on capital gains	–	–	–	67,505	–	–	–
Investment advisory and management fees	456,498	210,967	112,179	177,330	59,984	459,512	50,783
Administrative service fee	47,298	20,070	15,705	24,826	8,398	45,433	4,740
Transfer agent fees and expenses	225	225	311	141	339	169	169
Directors’ fees and expenses	10,575	2,636	7,097	5,551	2,924	13,136	2,631
Other accrued expenses	174,400	76,640	77,825	116,532	47,173	119,157	44,750
Variation margin on futures contracts	–	–	3,900	–	–	–	–
Collateral upon return of securities loaned	55,564,136	–	8,924,291	21,711,067	3,435,645	53,705,363	4,366,852
Due to custodian	–	–	–	–	–	–	–
Call and put options written, at value@	–	–		–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	1,242,771	–	–	–

TOTAL LIABILITIES	58,286,119	3,138,233	9,273,524	23,561,218	3,568,467	59,409,777	8,585,711

NET ASSETS	$836,668,589	$354,840,178	$279,207,908	$434,376,712	$146,161,831	$805,653,173	$83,759,001

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$954,565	$412,121	$179,242	$356,569	$127,095	$647,427	$64,908
Additional paid-in capital	962,676,710	292,532,217	410,268,011	389,774,884	131,903,437	764,396,093	102,467,963
Accumulated undistributed net investment income (loss)	31,784,023	6,289,832	7,265,423	28,512,735	5,154,086	9,035,009	1,149,124
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(113,228,777)	14,094,751	(154,461,952)	(11,701,521)	1,568,077	(69,952,071)	(23,282,967)
Unrealized appreciation (depreciation) on investments	(45,525,183)	41,518,106	16,058,300	25,776,119	7,409,136	101,527,656	3,359,973
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	(92,143)	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	7,251	(6,849)	(8,973)	1,725,431	–	(941)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	(67,505)	–	–	–

NET ASSETS	$836,668,589	$354,840,178	$279,207,908	$434,376,712	$146,161,831	$805,653,173	$83,759,001

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	95,456,465	41,212,054	17,924,188	35,656,873	12,709,473	64,742,668	6,490,819
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.76	$8.61	$15.58	$12.18	$11.50	$12.44	$12.90

* Cost
Investment securities (unaffiliated)	$929,326,235	$313,659,303	$270,714,468	$424,979,542	$133,912,610	$758,829,428	$81,960,668

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$227,336	$298,124	$470,081	$1,084,459	$–	$16,825	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$52,507,086	$–	$8,728,218	$20,925,754	$3,369,049	$52,572,665	$4,733,061

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2012 (unaudited) — (continued)

	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$317,568,656	$446,903,757	$895,312,064	$186,704,541	$614,733,692	$137,113,936	$360,305,541
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	1,807,000	–	–	1,590,000	6,230,000

Total Investments	317,568,656	446,903,757	897,119,064	186,704,541	614,733,692	138,703,936	366,535,541

Cash	–	20,517	620	477,989	1,136	586	512
Foreign cash*	–	74,926	1,632,890	871,744	405,521	–	–
Due from Broker	–	–	9,709	–	–	–	–
Receivable for:
Fund shares sold	543,174	382,105	35,279	42,136	35,257	133,529	3,983
Dividends and interest	143,259	1,820,800	3,170,482	1,886,483	1,208,910	310,786	482,792
Investments sold	909,907	5,639,893	4,028,257	275,832	3,744,398	1,612,142	8,405,319
Securities lending income	–	–	35,240	–	22,224	1,379	2,656
Prepaid expenses and other assets	4,106	3,041	25,595	5,046	9,258	2,299	13,426
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	54,281	1,597	–
Variation margin on futures contracts	–	–	22,905	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	319,169,102	454,845,039	906,080,041	190,263,771	620,214,677	140,766,254	375,444,229

LIABILITIES:
Payable for:
Fund shares reacquired	8,470	407,680	297,882	25,572	89,776	3,733	97,847
Investments purchased	1,107,347	2,368,042	22,927,618	1,079,291	4,353,596	2,549,730	11,140,503
Accrued foreign tax on capital gains	248,974	–	194,209	–	121,805	–	–
Investment advisory and management fees	250,079	175,856	209,738	77,465	421,970	75,596	178,457
Administrative service fee	17,506	25,757	47,220	10,845	32,212	7,560	19,519
Transfer agent fees and expenses	339	227	1,528	197	225	141	169
Directors’ fees and expenses	3,761	3,348	12,995	3,315	9,938	1,479	4,915
Other accrued expenses	64,491	69,321	290,446	59,674	153,331	41,979	68,408
Variation margin on futures contracts	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	–	35,350,859	–	37,385,715	3,710,917	17,031,272
Due to custodian	–	–	–	–	–	–	–
Call and put options written, at value@	3,563,403	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	5,264,370	3,050,231	59,332,495	1,256,359	42,568,568	6,391,135	28,541,090

NET ASSETS	$313,904,732	$451,794,808	$846,747,546	$189,007,412	$577,646,109	$134,375,119	$346,903,139

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$220,167	$370,023	$1,394,582	$140,672	$504,688	$107,953	$285,470
Additional paid-in capital	207,960,093	385,135,654	1,047,447,160	166,400,406	573,112,081	94,159,698	286,561,612
Accumulated undistributed net investment income (loss)	(1,487,714)	15,504,411	30,352,522	6,487,739	10,537,744	2,280,226	1,484,166
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	23,432,561	(1,189,498)	(259,668,360)	6,084,603	(75,623,172)	19,027,144	32,378,306
Unrealized appreciation (depreciation) on investments	82,798,278	51,971,273	26,980,629	9,886,235	69,251,542	18,800,098	26,191,363
Unrealized appreciation (depreciation) on futures contracts and written options contracts	1,231,908	–	484,438	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(1,587)	2,945	(49,216)	7,757	(14,969)	–	2,222
Accrued capital gains tax on unrealized appreciation (depreciation)	(248,974)	–	(194,209)	–	(121,805)	–	–

NET ASSETS	$313,904,732	$451,794,808	$846,747,546	$189,007,412	$577,646,109	$134,375,119	$346,903,139

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	22,016,748	37,002,309	139,458,231	14,067,236	50,468,775	10,795,282	28,546,952
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.26	$12.21	$6.07	$13.44	$11.45	$12.45	$12.15

* Cost
Investment securities (unaffiliated)	$234,770,378	$394,932,484	$868,331,435	$176,818,306	$545,482,150	$118,313,838	$334,114,178

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$76,113	$1,630,591	$865,998	$405,876	$–	$–

@ Premiums received on options written	$4,795,311	$–	$–	$–	$–	$–	$–

† Including securities on loan	$–	$–	$33,724,041	$–	$38,655,710	$3,653,345	$16,866,452

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2012 (unaudited) — (continued)

	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$2,753,469,026	$273,791,622	$365,308,238	$181,394,170	$760,152,628	$80,053,148	$360,407,736
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	31,866,000	617,000	34,585,000	10,282,000	8,160,000	2,608,000	–

Total Investments	2,785,335,026	274,408,622	399,893,238	191,676,170	768,312,628	82,661,148	360,407,736

Cash	215,587	1,139	907	737	1,563	176	5,227
Foreign cash*	–	–	–	–	1,037,758	–	–
Due from Broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	45,808	4,007	543,032	33,421	12,864	5,780	6,091
Dividends and interest	3,910,674	205,317	331,229	313,537	718,166	11,340	439,978
Investments sold	362,381	3,351,206	–	–	15,246,234	75,287	1,386,916
Securities lending income	153,210	43,234	–	4,125	108,671	2,564	21,762
Prepaid expenses and other assets	47,327	5,466	14,669	2,597	24,788	1,568	11,242
Due from investment adviser for expense reimbursements/fee waivers	–	6,968	97,269	17,185	–	5,753	39,411
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	2,790,070,013	278,025,959	400,880,344	192,047,772	785,462,672	82,763,616	362,318,363

LIABILITIES:
Payable for:
Fund shares reacquired	638,691	33,236	897,683	29,711	397,125	11,427	100,895
Investments purchased	654,157	1,684,745	12,069,385	–	8,661,350	856,720	386,882
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	547,873	133,083	128,293	58,226	504,039	50,646	221,800
Administrative service fee	141,898	13,308	22,451	10,190	39,817	4,171	17,421
Transfer agent fees and expenses	1,897	253	1,953	1,500	1,415	141	198
Directors’ fees and expenses	41,447	3,355	10,061	2,181	20,003	860	9,024
Other accrued expenses	283,611	63,103	95,721	80,252	137,246	32,290	76,578
Variation margin on futures contracts	59,700	–	–	17,085	–	–	–
Collateral upon return of securities loaned	276,344,474	40,945,890	–	8,457,508	64,419,982	7,718,432	53,666,972
Due to custodian	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	278,713,748	42,876,973	13,225,547	8,656,653	74,180,977	8,674,687	54,479,770

NET ASSETS	$2,511,356,265	$235,148,986	$387,654,797	$183,391,119	$711,281,695	$74,088,929	$307,838,593

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$1,169,404	$193,662	$3,883,097	$285,259	$426,312	$66,590	$274,042
Additional paid-in capital	2,056,028,936	218,928,807	384,425,459	131,461,527	801,128,244	61,861,734	260,993,984
Accumulated undistributed net investment income (loss)	43,734,449	977,133	1,134	1,782,800	722,757	(482,038)	494,441
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	95,920,252	(1,859,910)	(654,893)	3,959,720	(119,729,060)	4,249,703	(767,763)
Unrealized appreciation (depreciation) on investments	313,451,349	16,909,416	–	46,254,536	28,737,353	8,392,940	46,843,889
Unrealized appreciation (depreciation) on futures contracts and written options contracts	1,051,875	–	–	(352,723)	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(122)	–	–	(3,911)	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$2,511,356,265	$235,148,986	$387,654,797	$183,391,119	$711,281,695	$74,088,929	$307,838,593

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	116,940,425	19,366,174	388,309,696	28,525,872	42,631,216	6,659,022	27,404,202
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.48	$12.14	$1.00	$6.43	$16.68	$11.13	$11.23

* Cost
Investment securities (unaffiliated)	$2,440,017,677	$256,882,206	$365,308,238	$135,139,634	$731,415,275	$71,660,208	$313,563,847

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$1,038,884	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$269,762,574	$40,031,929	$–	$8,327,259	$62,335,300	$7,508,229	$52,123,059

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2012 (unaudited) — (continued)

	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$946,734,702	$233,187,904	$115,078,710	$3,664,863,328	$89,329,331
Investment securities, at value (affiliated)*†	–	–	–	10,682,603	–
Repurchase agreements (cost approximates value)	11,784,000	2,001,000	–	56,816,000	1,198,000

Total Investments	958,518,702	235,188,904	115,078,710	3,732,361,931	90,527,331

Cash	–	1,286	1,623	981	278
Foreign cash*	–	–	–	–	–
Due from Broker	–	–	–	–	–
Receivable for:
Fund shares sold	48,282	30,605	15,319	1,609,482	12,115
Dividends and interest	1,402,207	349,480	145,599	9,548,305	255,029
Investments sold	2,306,365	1,823,009	1,347,042	328,703	–
Securities lending income	187,536	18,468	14,598	54,974	–
Prepaid expenses and other assets	14,465	3,608	2,211	144,962	174,820
Due from investment adviser for expense reimbursements/fee waivers	–	10,103	7,048	–	7,776
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL ASSETS	962,477,557	237,425,463	116,612,150	3,744,049,338	90,977,349

LIABILITIES:
Payable for:
Fund shares reacquired	142,164	152,467	8,700	768,587	8,383
Investments purchased	–	2,390,593	924,767	4,532,653	–
Accrued foreign tax on capital gains	–	–	–	–	–
Investment advisory and management fees	208,774	121,125	69,011	741,696	58,312
Administrative service fee	46,950	11,305	5,683	202,059	5,233
Transfer agent fees and expenses	1,557	225	141	2,009	225
Directors’ fees and expenses	14,695	2,725	1,335	77,978	1,923
Other accrued expenses	155,264	53,156	40,164	403,310	36,464
Variation margin on futures contracts	55,970	–	–	60,385	–
Collateral upon return of securities loaned	125,996,519	33,471,168	14,701,733	164,723,437	–
Due to custodian	1,600,364	–	–	–	–
Call and put options written, at value@	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL LIABILITIES	128,222,257	36,202,764	15,751,534	171,512,114	110,540

NET ASSETS	$834,255,300	$201,222,699	$100,860,616	$3,572,537,224	$90,866,809

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$547,339	$209,418	$91,376	$1,336,251	$85,064
Additional paid-in capital	762,381,024	227,540,807	94,043,091	2,518,385,046	133,970,567
Accumulated undistributed net investment income (loss)	18,648,612	2,120,225	(25,363)	96,393,665	3,137,824
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	5,877,239	(35,190,812)	(2,595,509)	25,344,209	(53,316,592)
Unrealized appreciation (depreciation) on investments	47,442,428	6,543,061	9,347,021	932,730,223	6,989,946
Unrealized appreciation (depreciation) on futures contracts and written options contracts	(641,339)	–	–	(1,652,170)	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(3)	–	–	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$834,255,300	$201,222,699	$100,860,616	$3,572,537,224	$90,866,809

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	54,733,870	20,941,797	9,137,620	133,625,121	8,506,447
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.24	$9.61	$11.04	$26.74	$10.68

* Cost
Investment securities (unaffiliated)	$899,292,274	$226,644,843	$105,731,689	$2,704,843,661	$82,339,385

Investment securities (affiliated)	$–	$–	$–	$37,972,047	$–

Foreign cash	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–

† Including securities on loan	$121,731,953	$32,554,737	$14,330,573	$161,308,072	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2012 (unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	EMERGING ECONOMIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,019,830	$1,968,715	$434,344	$7,775	$2,454,980	$7,573,156	$8,165,752
Securities lending income	–	32,946	–	7,103	67,461	–	60,565
Interest (unaffiliated)	946,299	1,659	51	2,967,769	161	1,001	259

Total investment income*	1,966,129	2,003,320	434,395	2,982,647	2,522,602	7,574,157	8,226,576

EXPENSES:
Investment advisory and management fees	380,369	1,580,678	107,230	596,575	882,420	1,509,076	2,188,302
Administrative service fee	53,252	149,592	10,723	83,524	77,212	143,060	197,216
Transfer agent fees and expenses	671	868	431	1,052	606	688	978
Custodian fees	84,917	29,710	13,052	39,002	36,866	47,252	252,626
Reports to shareholders	13,006	36,381	2,647	21,893	18,577	38,975	51,882
Audit and tax fees	26,917	14,989	14,699	28,690	15,205	15,072	18,523
Legal fees	5,037	7,607	4,068	5,881	5,513	7,799	14,675
Directors’ fees and expenses	4,465	12,723	388	6,888	6,606	11,656	16,954
Interest expense	–	16	–	740	87	176	161
Other expenses	19,272	11,653	7,790	5,960	8,507	11,829	12,853

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	587,906	1,844,217	161,028	790,205	1,051,599	1,785,583	2,754,170

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(27,747)	(30,820)	–	(169,177)	(109,738)	–
Fees paid indirectly (Note 7)	(399)	(2,019)	(1,744)	–	(1,414)	–	(107)

Net expenses	587,507	1,814,451	128,464	790,205	881,008	1,675,845	2,754,063

Net investment income (loss)	1,378,622	188,869	305,931	2,192,442	1,641,594	5,898,312	5,472,513

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	1,804,211	7,206,860	266,415	4,320,179	2,380,276	6,875,271	(12,597,638)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	(85,919)	–	–	–	–	–	489,875
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(27)	–	–	130	20,379	25,722

Net realized gain (loss) on investments and foreign currencies	1,718,292	7,206,833	266,415	4,320,179	2,380,406	6,895,650	(12,082,041)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	6,280,256	22,213,156	2,207,012	(669,869)	15,720,462	17,408,978	68,765,264
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(107,400)	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	6	–	–	(3)	1,899	40,253
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	(246,826)

Net unrealized gain (loss) on investments and foreign currencies	6,172,856	22,213,162	2,207,012	(669,869)	15,720,459	17,410,877	68,558,691

Net realized and unrealized gain (loss) on investments and foreign currencies	7,891,148	29,419,995	2,473,427	3,650,310	18,100,865	24,306,527	56,476,650

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,269,770	$29,608,864	$2,779,358	$5,842,752	$19,742,459	$30,204,839	$61,949,163

* Net of foreign withholding taxes on interest and dividends of	$463	$51	$–	$1,469	$7,108	$64,632	$1,160,572

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$19,183

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2012 (unaudited) — (continued)

	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$8,793,012	$4,845,566	$3,222,538	$3,146,974	$–	$6,631,147	$732,522
Securities lending income	497,345	–	24,121	72,518	2,402	108,853	4,731
Interest (unaffiliated)	995	529	162	4,083,299	2,112,881	336	317

Total investment income*	9,291,352	4,846,095	3,246,821	7,302,791	2,115,283	6,740,336	737,570

EXPENSES:
Investment advisory and management fees	2,766,906	1,206,491	660,302	1,151,122	395,493	2,840,728	315,092
Administrative service fee	286,544	114,382	92,442	161,157	55,369	281,078	29,409
Transfer agent fees and expenses	690	686	952	431	1,025	518	518
Custodian fees	222,419	72,583	79,769	147,673	23,133	87,198	28,399
Reports to shareholders	66,517	29,434	22,765	39,024	15,360	68,394	7,344
Audit and tax fees	27,760	13,086	12,057	21,231	20,047	13,447	15,236
Legal fees	9,552	8,629	5,907	6,906	5,304	9,869	4,524
Directors’ fees and expenses	25,079	9,537	7,646	14,156	4,413	24,334	2,498
Interest expense	137	–	–	298	1,508	131	–
Other expenses	13,675	13,174	18,050	13,338	4,674	18,193	8,526

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	3,419,279	1,468,002	899,890	1,555,336	526,326	3,343,890	411,546

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	–	–	(91,416)	(54,442)
Fees paid indirectly (Note 7)	(1,250)	(3,332)	(265)	(1,657)	–	–	(5,830)

Net expenses	3,418,029	1,464,670	899,625	1,553,679	526,326	3,252,474	351,274

Net investment income (loss)	5,873,323	3,381,425	2,347,196	5,749,112	1,588,957	3,487,862	386,296

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(19,947,472)	8,084,834	2,155,266	781,136	845,799	26,654,893	1,795,197
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	–	463,003	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(137,174)	(2,939)	(50,025)	1,931,373	–	(5,105)	–

Net realized gain (loss) on investments and foreign currencies	(20,084,646)	8,081,895	2,568,244	2,712,509	845,799	26,649,788	1,795,197

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	161,561,872	32,935,583	27,649,825	62,915,536	(439,253)	20,434,394	3,666,061
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	205,712	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	115,589	(4,151)	15,479	1,186,941	–	2,676	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	(164)	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	161,677,461	32,931,432	27,871,016	64,102,313	(439,253)	20,437,070	3,666,061

Net realized and unrealized gain (loss) on investments and foreign currencies	141,592,815	41,013,327	30,439,260	66,814,822	406,546	47,086,858	5,461,258

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$147,466,138	$44,394,752	$32,786,456	$72,563,934	$1,995,503	$50,574,720	$5,847,554

* Net of foreign withholding taxes on interest and dividends of	$731,960	$389,565	$85,389	$264,097	$–	$25,147	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$13,147	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2012 (unaudited) — (continued)

	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$872,421	$268,357	$10,178,653	$–	$4,715,373	$1,479,817	$2,067,878
Securities lending income	–	–	332,966	–	141,482	12,908	18,066
Interest (unaffiliated)	7,057	5,564,339	6,141	3,281,717	1,168	89	623

Total investment income*	879,478	5,832,696	10,517,760	3,281,717	4,858,023	1,492,814	2,086,567

EXPENSES:
Investment advisory and management fees	1,490,989	1,033,122	1,223,525	480,774	2,483,290	466,863	1,124,270
Administrative service fee	104,369	150,959	272,395	67,308	189,051	46,686	122,967
Transfer agent fees and expenses	1,037	686	4,594	604	693	431	518
Custodian fees	51,194	34,817	509,677	33,753	232,424	13,328	47,715
Reports to shareholders	27,482	38,250	58,653	16,363	45,505	18,585	31,221
Audit and tax fees	16,736	22,101	21,873	22,529	16,263	15,269	14,963
Legal fees	9,017	7,397	7,979	5,405	10,688	8,268	7,014
Directors’ fees and expenses	8,815	12,798	22,523	5,778	16,143	4,058	10,769
Interest expense	–	–	273	131	133	14	–
Other expenses	12,450	7,539	36,299	5,144	15,271	7,871	10,369

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,722,089	1,307,669	2,157,791	637,789	3,009,461	581,373	1,369,806

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	–	(281,732)	(14,467)	–
Fees paid indirectly (Note 7)	(1,028)	–	–	–	(516)	(5,262)	(29,022)

Net expenses	1,721,061	1,307,669	2,157,791	637,789	2,727,213	561,644	1,340,784

Net investment income (loss)	(841,583)	4,525,027	8,359,969	2,643,928	2,130,810	931,170	745,783

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	6,430,631	1,685,023	(9,727,999)	2,103,946	4,757,371	3,556,942	6,600,204
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	565,236	–	272,098	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(5,901)	(183,593)	(298,372)	67,342	(6,207)	–	8

Net realized gain (loss) on investments and foreign currencies	6,989,966	1,501,430	(9,754,273)	2,171,288	4,751,164	3,556,942	6,600,212

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	27,182,193	9,343,232	114,359,539	7,513,962	75,369,479	9,284,236	12,585,623
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	1,106,373	–	2,908,300	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(365)	12,119	188,318	(187,037)	8,139	–	895
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(94,942)	–	(143,039)	–	(61,240)	–	–

Net unrealized gain (loss) on investments and foreign currencies	28,193,259	9,355,351	117,313,118	7,326,925	75,316,378	9,284,236	12,586,518

Net realized and unrealized gain (loss) on investments and foreign currencies	35,183,225	10,856,781	107,558,845	9,498,213	80,067,542	12,841,178	19,186,730

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,341,642	$15,381,808	$115,918,814	$12,142,141	$82,198,352	$13,772,348	$19,932,513

* Net of foreign withholding taxes on interest and dividends of	$9,111	$1,361	$564,538	$(19,139)	$195,103	$–	$28

** Net of foreign withholding taxes on capital gains of	$–	$–	$43,203	$–	$15,679	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2012 (unaudited) — (continued)

	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$21,874,085	$1,708,686	$–	$1,387,912	$3,842,886	$94,666	$1,963,080
Securities lending income	1,301,869	216,542	–	24,431	582,575	15,885	165,725
Interest (unaffiliated)	2,889	284	463,500	745	4,445	91	1,782

Total investment income*	23,178,843	1,925,512	463,500	1,413,088	4,429,906	110,642	2,130,587

EXPENSES:
Investment advisory and management fees	3,359,161	845,054	798,130	357,354	3,216,302	317,372	1,368,274
Administrative service fee	870,373	84,508	139,673	62,537	254,550	26,136	107,520
Transfer agent fees and expenses	5,673	778	5,864	4,590	4,256	431	606
Custodian fees	114,448	60,966	19,731	14,148	86,303	14,041	75,418
Reports to shareholders	208,780	20,256	34,300	15,198	59,821	6,175	25,954
Audit and tax fees	15,434	15,341	20,055	15,205	16,001	15,504	15,371
Legal fees	23,546	5,528	7,266	5,274	8,729	4,234	6,151
Directors’ fees and expenses	74,555	7,421	11,752	5,156	21,683	2,321	9,585
Interest expense	–	–	–	–	137	–	12
Other expenses	52,561	9,504	6,687	18,544	25,810	7,791	16,549

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	4,724,531	1,049,356	1,043,458	498,006	3,693,592	394,005	1,625,440

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(23,193)	(599,934)	(24,512)	–	(24,360)	(196,957)
Fees paid indirectly (Note 7)	–	(21,606)	–	–	(30,939)	–	(8,634)

Net expenses	4,724,531	1,004,557	443,524	473,494	3,662,653	369,645	1,419,849

Net investment income (loss)	18,454,312	920,955	19,976	939,594	767,253	(259,003)	710,738

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	43,053,431	(4,269,237)	4,616	414,487	16,668,508	3,411,718	14,537,051
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	(122,079)	–	–	453,683	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(7,594)	–	–	(9,623)	–	(89)

Net realized gain (loss) on investments and foreign currencies	42,931,352	(4,276,831)	4,616	868,170	16,658,885	3,411,718	14,536,962

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	144,175,319	9,680,428	–	8,932,043	20,400,150	2,357,945	10,440,823
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	3,228,506	–	–	218,775	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	3,780	–	–	(13,621)	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	147,403,825	9,684,208	–	9,150,818	20,386,529	2,357,945	10,440,823

Net realized and unrealized gain (loss) on investments and foreign currencies	190,335,177	5,407,377	4,616	10,018,988	37,045,414	5,769,663	24,977,785

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$208,789,489	$6,328,332	$24,592	$10,958,582	$37,812,667	$5,510,660	$25,688,523

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$–	$95,195	$271	$387

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2012 (unaudited) — (continued)

	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$8,006,697	$1,527,302	$573,866	$41,085,232	$1,357,981
Securities lending income	1,285,780	147,819	91,919	347,757	–
Interest (unaffiliated)	3,223	447	109	4,003	36

Total investment income*	9,295,700	1,675,568	665,894	41,436,992	1,358,017

EXPENSES:
Investment advisory and management fees	1,302,552	711,661	437,678	4,576,561	395,688
Administrative service fee	294,523	66,422	36,044	1,250,838	35,511
Transfer agent fees and expenses	4,667	690	431	6,038	693
Custodian fees	120,679	45,144	30,265	160,389	16,319
Reports to shareholders	71,448	16,005	8,770	300,662	8,516
Audit and tax fees	16,265	15,213	15,326	15,270	15,150
Legal fees	9,902	5,275	4,615	29,026	4,549
Directors’ fees and expenses	25,372	5,796	3,197	105,308	3,223
Interest expense	–	–	–	1,423	76
Other expenses	11,408	10,815	8,895	78,477	8,048

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,856,816	877,021	545,221	6,523,992	487,773

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(23,028)	(30,307)	–	(56,575)
Fees paid indirectly (Note 7)	–	(5,848)	(6,184)	–	(382)

Net expenses	1,856,816	848,145	508,730	6,523,992	430,816

Net investment income (loss)	7,438,884	827,423	157,164	34,913,000	927,201

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	8,072,084	384,936	2,430,139	65,678,781	2,810,064
Net realized gain (loss) on investments (affiliated)	–	–	–	(3,594,246)	–
Net realized gain (loss) on futures contracts and written options contracts	2,028,443	–	–	497,679	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(189)	–	–	–	(1,125)

Net realized gain (loss) on investments and foreign currencies	10,100,338	384,936	2,430,139	62,582,214	2,808,939

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	50,685,314	10,821,960	2,022,058	205,665,663	7,099,142
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	4,261,921	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	954,497	–	–	1,430,020	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	57	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	51,639,868	10,821,960	2,022,058	211,357,604	7,099,142

Net realized and unrealized gain (loss) on investments and foreign currencies	61,740,206	11,206,896	4,452,197	273,939,818	9,908,081

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,179,090	$12,034,319	$4,609,361	$308,852,818	$10,835,282

* Net of foreign withholding taxes on interest and dividends of	$7,442	$325	$–	$44,255	$5,717

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,378,622	$3,030,563	$188,869	$150,793	$305,931	$536,149	$2,192,442	$4,741,326
Net realized gain (loss) on investments and foreign currencies	1,718,292	4,885,791	7,206,833	20,239,557	266,415	(69,935)	4,320,179	2,403,074
Net unrealized gain (loss) on investments and foreign currencies	6,172,856	(6,507,408)	22,213,162	(7,002,099)	2,207,012	(2,032,972)	(669,869)	4,512,824

Net increase (decrease) in net assets resulting from operations	9,269,770	1,408,946	29,608,864	13,388,251	2,779,358	(1,566,758)	5,842,752	11,657,224

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,429,852)	–	(70,304)	–	(463,566)	–	(4,938,152)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(3,429,852)	–	(70,304)	–	(463,566)	–	(4,938,152)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(289,004)	1,826,317	7,358,142	(52,764,359)	(162,861)	1,482,884	(8,623,347)	83,618,371

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,980,766	(194,589)	36,967,006	(39,446,412)	2,616,497	(547,440)	(2,780,595)	90,337,443
NET ASSETS:
Beginning of period	144,854,388	145,048,977	404,645,578	444,091,990	28,475,601	29,023,041	232,989,675	142,652,232

End of period†	$153,835,154	$144,854,388	$441,612,584	$404,645,578	$31,092,098	$28,475,601	$230,209,080	$232,989,675

† Includes accumulated undistributed net investment income (loss)	$4,606,942	$3,228,320	$361,281	$172,412	$515,704	$209,773	$7,344,005	$5,151,563

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		EMERGING ECONOMIES FUND		FOREIGN VALUE FUND
	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,641,594	$3,303,876	$5,898,312	$7,090,814	$5,472,513	$5,061,832	$5,873,323	$26,383,377
Net realized gain (loss) on investments and foreign currencies	2,380,406	8,097,391	6,895,650	2,084,489	(12,082,041)	(28,756,983)	(20,084,646)	9,455,416
Net unrealized gain (loss) on investments and foreign currencies	15,720,459	(30,749,992)	17,410,877	732,981	68,558,691	(50,159,651)	161,677,461	(306,588,811)

Net increase (decrease) in net assets resulting from operations	19,742,459	(19,348,725)	30,204,839	9,908,284	61,949,163	(73,854,802)	147,466,138	(270,750,018)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(2,494,004)	–	(3,936,226)	–	(2,741,502)	–	(25,185,909)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(2,494,004)	–	(3,936,226)	–	(2,741,502)	–	(25,185,909)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(12,336,141)	(19,129,988)	116,954,722	149,140,951	94,226,746	320,353,263	(68,891,197)	(13,547,337)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,406,318	(40,972,717)	147,159,561	155,113,009	156,175,909	243,756,959	78,574,941	(309,483,264)
NET ASSETS:
Beginning of period	210,989,062	251,961,779	346,432,346	191,319,337	501,317,202	257,560,243	758,093,648	1,067,576,912

End of period†	$218,395,380	$210,989,062	$493,591,907	$346,432,346	$657,493,111	$501,317,202	$836,668,589	$758,093,648

† Includes accumulated undistributed net investment income (loss)	$4,957,802	$3,316,208	$12,955,318	$7,057,006	$8,730,375	$3,257,862	$31,784,023	$25,910,700

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND		GOVERNMENT SECURITIES FUND
	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,381,425	$6,230,898	$2,347,196	$5,272,371	$5,749,112	$17,542,912	$1,588,957	$3,206,260
Net realized gain (loss) on investments and foreign currencies	8,081,895	16,149,733	2,568,244	(5,140,424)	2,712,509	18,640,470	845,799	4,315,320
Net unrealized gain (loss) on investments and foreign currencies	32,931,432	(45,662,001)	27,871,016	(32,272,439)	64,102,313	(89,529,272)	(439,253)	3,979,705

Net increase (decrease) in net assets resulting from operations	44,394,752	(23,281,370)	32,786,456	(32,140,492)	72,563,934	(53,345,890)	1,995,503	11,501,285

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(6,181,361)	–	(5,488,185)	–	(22,147,238)	–	(2,700,933)
Net realized gain on securities	–	(20,286,032)	–	–	–	–	–	(1,094,307)

Total distributions to shareholders	–	(26,467,393)	–	(5,488,185)	–	(22,147,238)	–	(3,795,240)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	28,806,012	17,607,141	5,140,359	(13,324,387)	(78,071,461)	(31,122,617)	(1,762,747)	27,104,622

TOTAL INCREASE (DECREASE) IN NET ASSETS	73,200,764	(32,141,622)	37,926,815	(50,953,064)	(5,507,527)	(106,615,745)	232,756	34,810,667
NET ASSETS:
Beginning of period	281,639,414	313,781,036	241,281,093	292,234,157	439,884,239	546,499,984	145,929,075	111,118,408

End of period†	$354,840,178	$281,639,414	$279,207,908	$241,281,093	$434,376,712	$439,884,239	$146,161,831	$145,929,075

† Includes accumulated undistributed net investment income (loss)	$6,289,832	$2,908,407	$7,265,423	$4,918,227	$28,512,735	$22,763,623	$5,154,086	$3,565,129

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND		INFLATION PROTECTED FUND
	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,487,862	$5,753,454	$386,296	$763,126	$(841,583)	$(1,351,629)	$4,525,027	$11,885,395
Net realized gain (loss) on investments and foreign currencies	26,649,788	44,728,947	1,795,197	2,823,543	6,989,966	20,017,078	1,501,430	659,929
Net unrealized gain (loss) on investments and foreign currencies	20,437,070	(60,371,740)	3,666,061	(8,390,232)	28,193,259	(4,654,959)	9,355,351	22,799,711

Net increase (decrease) in net assets resulting from operations	50,574,720	(9,889,339)	5,847,554	(4,803,563)	34,341,642	14,010,490	15,381,808	35,345,035

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(5,230,264)	–	(650,051)	–	(761,059)	(479,963)	(5,725,808)
Net realized gain on securities	–	–	–	–	–	(13,467,228)	–	–

Total distributions to shareholders	–	(5,230,264)	–	(650,051)	–	(14,228,287)	(479,963)	(5,725,808)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(10,436,611)	(19,387,819)	(3,145,588)	(4,603,647)	18,908,693	31,803,221	23,075,086	36,252,150

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,138,109	(34,507,422)	2,701,966	(10,057,261)	53,250,335	31,585,424	37,976,931	65,871,377
NET ASSETS:
Beginning of period	765,515,064	800,022,486	81,057,035	91,114,296	260,654,397	229,068,973	413,817,877	347,946,500

End of period†	$805,653,173	$765,515,064	$83,759,001	$81,057,035	$313,904,732	$260,654,397	$451,794,808	$413,817,877

† Includes accumulated undistributed net investment income (loss)	$9,035,009	$5,547,147	$1,149,124	$762,828	$(1,487,714)	$(646,131)	$15,504,411	$11,459,347

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL EQUITIES FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH FUND		LARGE CAP CORE FUND
	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,359,969	$24,371,459	$2,643,928	$6,146,803	$2,130,810	$9,006,568	$931,170	$1,325,572
Net realized gain (loss) on investments and foreign currencies	(9,754,273)	(57,322,931)	2,171,288	5,873,450	4,751,164	1,390,107	3,556,942	16,595,618
Net unrealized gain (loss) on investments and foreign currencies	117,313,118	(169,114,142)	7,326,925	(6,466,662)	75,316,378	(112,110,035)	9,284,236	(24,721,941)

Net increase (decrease) in net assets resulting from operations	115,918,814	(202,065,614)	12,142,141	5,553,591	82,198,352	(101,713,360)	13,772,348	(6,800,751)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(27,470,184)	–	(7,282,500)	–	(8,989,593)	–	(1,184,950)
Net realized gain on securities	–	–	–	(2,195,429)	–	–	–	(4,344,944)

Total distributions to shareholders	–	(27,470,184)	–	(9,477,929)	–	(8,989,593)	–	(5,529,894)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	40,988,802	(108,821,152)	(18,628,795)	10,109,079	9,608,887	(21,177,967)	(4,678,314)	(8,363,546)

TOTAL INCREASE (DECREASE) IN NET ASSETS	156,907,616	(338,356,950)	(6,486,654)	6,184,741	91,807,239	(131,880,920)	9,094,034	(20,694,191)
NET ASSETS:
Beginning of period	689,839,930	1,028,196,880	195,494,066	189,309,325	485,838,870	617,719,790	125,281,085	145,975,276

End of period†	$846,747,546	$689,839,930	$189,007,412	$195,494,066	$577,646,109	$485,838,870	$134,375,119	$125,281,085

† Includes accumulated undistributed net investment income (loss)	$30,352,522	$21,992,553	$6,487,739	$3,843,811	$10,537,744	$8,406,934	$2,280,226	$1,349,056

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND		MONEY MARKET I FUND
	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$745,783	$722,327	$18,454,312	$24,714,377	$920,955	$274,630	$19,976	$44,510
Net realized gain (loss) on investments and foreign currencies	6,600,212	29,548,687	42,931,352	96,217,514	(4,276,831)	12,970,769	4,616	182,267
Net unrealized gain (loss) on investments and foreign currencies	12,586,518	(56,269,234)	147,403,825	(297,348,077)	9,684,208	(55,576,227)	–	–

Net increase (decrease) in net assets resulting from operations	19,932,513	(25,998,220)	208,789,489	(176,416,186)	6,328,332	(42,330,828)	24,592	226,777

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,035,950)	–	(22,290,565)	–	(1,342,901)	(19,976)	(44,510)
Net realized gain on securities	–	–	–	(142,995,493)	–	–		–

Total distributions to shareholders	–	(1,035,950)	–	(165,286,058)	–	(1,342,901)	(19,976)	(44,510)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(17,000,135)	(31,971,616)	(112,897,400)	20,934,565	(17,216,774)	(51,529,773)	(20,837,086)	(65,137,961)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,932,378	(59,005,786)	95,892,089	(320,767,679)	(10,888,442)	(95,203,502)	(20,832,470)	(64,955,694)
NET ASSETS:
Beginning of period	343,970,761	402,976,547	2,415,464,176	2,736,231,855	246,037,428	341,240,930	408,487,267	473,442,961

End of period†	$346,903,139	$343,970,761	$2,511,356,265	$2,415,464,176	$235,148,986	$246,037,428	$387,654,797	$408,487,267

† Includes accumulated undistributed net investment income (loss)	$1,484,166	$738,383	$43,734,449	$25,280,137	$977,133	$56,178	$1,134	$1,134

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND		SMALL CAP FUND
	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$939,594	$837,967	$767,253	$(657,813)	$(259,003)	$(450,763)	$710,738	$77,718
Net realized gain (loss) on investments and foreign currencies	868,170	4,246,335	16,658,885	67,060,291	3,411,718	1,831,189	14,536,962	26,581,858
Net unrealized gain (loss) on investments and foreign currencies	9,150,818	5,961,303	20,386,529	(152,413,612)	2,357,945	(11,932,888)	10,440,823	(55,248,972)

Net increase (decrease) in net assets resulting from operations	10,958,582	11,045,605	37,812,667	(86,011,134)	5,510,660	(10,552,462)	25,688,523	(28,589,396)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(518,467)	–	–	–	–	–	(414,586)
Net realized gain on securities	–	(16,828,508)	–	–	–	(5,225,815)	–	–

Total distributions to shareholders	–	(17,346,975)	–	–	–	(5,225,815)	–	(414,586)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	9,449,940	42,123,996	(40,649,077)	(88,788,668)	(3,645,994)	(3,323,448)	(16,995,185)	(29,421,443)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,408,522	35,822,626	(2,836,410)	(174,799,802)	1,864,666	(19,101,725)	8,693,338	(58,425,425)
NET ASSETS:
Beginning of period	162,982,597	127,159,971	714,118,105	888,917,907	72,224,263	91,325,988	299,145,255	357,570,680

End of period†	$183,391,119	$162,982,597	$711,281,695	$714,118,105	$74,088,929	$72,224,263	$307,838,593	$299,145,255

† Includes accumulated undistributed net investment income (loss)	$1,782,800	$843,206	$722,757	$(44,496)	$(482,038)	$(223,035)	$494,441	$(216,297)

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,438,884	$10,632,370	$827,423	$1,171,834	$157,164	$(526,382)
Net realized gain (loss) on investments and foreign currencies	10,100,338	46,423,008	384,936	9,124,997	2,430,139	5,784,431
Net unrealized gain (loss) on investments and foreign currencies	51,639,868	(144,026,373)	10,821,960	(24,792,472)	2,022,058	(17,492,147)

Net increase (decrease) in net assets resulting from operations	69,179,090	(86,970,995)	12,034,319	(14,495,641)	4,609,361	(12,234,098)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(8,534,509)	–	(1,538,947)	–	–
Net realized gain on securities	–	–	–	–	–	–

Total distributions to shareholders	–	(8,534,509)	–	(1,538,947)	–	–

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(40,707,374)	(77,302,891)	7,812,371	(30,539,922)	(4,880,369)	(7,667,640)

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,471,716	(172,808,395)	19,846,690	(46,574,510)	(271,008)	(19,901,738)
NET ASSETS:
Beginning of period	805,783,584	978,591,979	181,376,009	227,950,519	101,131,624	121,033,362

End of period†	$834,255,300	$805,783,584	$201,222,699	$181,376,009	$100,860,616	$101,131,624

† Includes accumulated undistributed net investment income (loss)	$18,648,612	$11,209,728	$2,120,225	$1,292,802	$(25,363)	$(182,527)

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$34,913,000	$61,249,255	$927,201	$2,205,562
Net realized gain (loss) on investments and foreign currencies	62,582,214	62,069,102	2,808,939	(1,558,436)
Net unrealized gain (loss) on investments and foreign currencies	211,357,604	(155,772,163)	7,099,142	(9,970,410)

Net increase (decrease) in net assets resulting from operations	308,852,818	(32,453,806)	10,835,282	(9,323,284)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(55,685,112)	–	(1,598,533)
Net realized gain on securities	–	(188,517,274)	–	–

Total distributions to shareholders	–	(244,202,386)	–	(1,598,533)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(129,981,181)	118,714,383	(20,788,875)	(40,714,411)

TOTAL INCREASE (DECREASE) IN NET ASSETS	178,871,637	(157,941,809)	(9,953,593)	(51,636,228)
NET ASSETS:
Beginning of period	3,393,665,587	3,551,607,396	100,820,402	152,456,630

End of period†	$3,572,537,224	$3,393,665,587	$90,866,809	$100,820,402

† Includes accumulated undistributed net investment income (loss)	$96,393,665	$61,480,665	$3,137,824	$2,210,623

See Notes to Financial Statements

VALIC Company I

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 33 separate mutual funds (the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	International Government Bond Fund
Blue Chip Growth Fund	International Growth Fund
Broad Cap Value Income Fund	Large Cap Core Fund
Capital Conservation Fund	Large Capital Growth Fund
Core Equity Fund	Mid Cap Index Fund
Dividend Value Fund	Mid Cap Strategic Growth Fund
Emerging Economies Fund	Money Market I Fund
Foreign Value Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Social Awareness Fund	Small Cap Aggressive Growth Fund
Global Strategy Fund	Small Cap Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
Growth & Income Fund	Small-Mid Growth Fund
Health Sciences Fund	Stock Index Fund
Inflation Protected Fund	Value Fund
International Equities Fund

Each Fund is diversified with the exception of International Government Bond Fund and Nasdaq-100® Index Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of November 30, 2012 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2 or Level 3 depending on the observability of inputs. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward Foreign Currency Contracts (“Forward Contracts”) are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Derivative Instruments

The following tables represent the value of derivatives held as of November 30, 2012, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended November 30, 2012:

Asset Allocation Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	—
Interest rate contracts(3)	Variation margin on futures contracts	—	Variation margin on futures contracts	$—

		$—		$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(88,896)	$(81,102)
Interest rate contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	2,977	(26,298)

		$(85,919)	$(107,400)

(1)	The Fund’s derivative contracts held during the period ended November 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $723,818
(3)	The average value outstanding for interest rate futures contracts was $1,540,042

Emerging Economies Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity Contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$489,875	$—

(1)	The Fund’s derivative contracts held during the period ended November 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $2,200,808.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Social Awareness Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$3,900

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$463,003	$205,712

(1)	The Fund’s derivative contracts held during the period ended November 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(92,143) as reported in the Portfolio of Investments.
(3)	The average value outstanding for equity futures contracts was $5,189,477

	Global Strategy Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$2,925,436	Unrealized depreciation on forward foreign currency contracts	$1,242,771

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$2,009,612	$930,238

(1)	The Fund’s derivative contracts held during the period ended November 30, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $169,133,761.

	Health Sciences Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)(5)	Call and put options written, at value	$—	Call and put options written, at value	$3,563,403
	Call and put options purchased, at value	82,920	Call and put options purchased, at value	—

		$82,920		$3,563,403

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(3)(4)(6)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$565,236	$1,106,373
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	8,189	39,073

		$573,425	$1,145,446

(1)	The Fund’s derivative contracts held during the period ended November 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for written options equity contracts was $3,353,035.
(3)	The average value outstanding for purchased options equity contracts was $66,275.
(4)	The options purchased are included in net realized gain (loss) on investments.
(5)	Purchased options contracts are included in investments at value (unaffiliated).
(6)	The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated)

	International Equities Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$22,905	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$272,098	$2,908,300

(1)	The Fund’s derivative contracts held during the period ended November 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $15,463,990
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $484,438 as reported in the Portfolio of Investments.

International Government Bond Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$65,403	$(318,122)

(1)	The Fund’s derivative contracts held during the period ended November 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $2,633,347

	Mid Cap Index Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$59,700

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(122,079)	$3,228,506

(1)	The Fund’s derivative contracts held during the period ended November 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $41,319,245
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,051,875 as reported in the Portfolio of Investments.

	Nasdaq-100® Index Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$17,085

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$453,683	$218,775

(1)	The Fund’s derivative contracts held during the period ended November 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $8,664,093
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(352,723) as reported in the Portfolio of Investments.

	Small Cap Index Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$55,970

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$2,028,443	$954,497

(1)	The Fund’s derivative contracts held during the period ended November 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $30,388,148
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(641,339) as reported in the Portfolio of Investments.

	Stock Index Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$60,385

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$497,679	$1,430,020

(1)	The Fund’s derivative contracts held during the period ended November 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $49,093,685
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(1,652,170) as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the six months ended November 30, 2012, International Government Bond Fund used Forward Foreign Currency Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. The Global Strategy Fund used Forward Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of November 30, 2012, the Global Strategy Fund had open forward contracts, which is reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the six months ended November 30, 2012, the Asset Allocation Fund, Emerging Economies, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. As of November 30, 2012, the following Funds

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

had open futures contracts: Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the six months ended November 30, 2012, the Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of November 30, 2012, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended November 30, 2012 are summarized as follows:

	Written Options
	Health Sciences
	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2012	6,255	$3,763,808
Options Written	4,295	2,375,408
Options terminated in closing purchase transactions	(1,238)	(694,501)
Options exercised	(266)	(160,237)
Options expired	(1,277)	(489,167)

Options Outstanding as of November 30, 2012	7,769	$4,795,311

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation- indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of November 30, 2012, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	4.19%	$14,903,000
Government Securities	1.71%	6,060,000
Growth & Income	1.04%	3,713,000
Large Capital Growth	1.75%	6,230,000
Mid Cap Index	8.97%	31,866,000
Money Market I	2.27%	8,060,000
Nasdaq-100® Index	2.89%	10,282,000
Small Cap Index	3.32%	11,784,000
Stock Index	15.99%	56,816,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated November 30, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $355,383,000, a repurchase price of $355,383,296, and a maturity date of December 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	3.13%	11/15/41	$332,315,000	$358,655,616
U.S. Treasury Notes	1.50%	06/30/16	3,675,000	3,839,177

As of November 30, 2012, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	26.53%	$26,525,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated November 30, 2012, bearing interest at a rate of 0.19% per annum, with a principal amount of $100,000,000, a repurchase price of 100,001,583 and a maturity date of December 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.88%	07/15/15	$78,311,000	$102,000,078

Mortgage-Backed Dollar Rolls: During the six months ended November 30, 2012, the Asset Allocation Fund and Capital Conservation Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Fund’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. There were no TBA Rolls outstanding at period end. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the six months ended November 30, 2012, the Asset Allocation Fund and Capital Conservation Fund had realized gains (losses) from mortgage-backed dollar rolls of $3,938 and $8,611, respectively.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Investment Securities Loaned: To realize additional income, a Fund, except for the Money Market I Fund, may lend portfolio securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. The risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Fund.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011 or expected to be taken in each Fund’s 2012 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. All required changes to accounting policies have been made in accordance with ASU No. 2011-04.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each fund’s average daily net asset value at the following annual rates.

International Equities Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

International Growth Fund	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Growth Fund	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through September 30, 2013. For the purposes of the waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Dividend Value	0.82%
Global Real Estate	0.95%
Government Securities	0.67%
Growth	0.81%
Growth & Income	0.85%
Inflation Protected	0.65%
International Growth	1.01%
Large Cap Core	0.85%
Large Capital Growth	0.80%
Mid Cap Strategic Growth	0.85%
Money Market I	0.55%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Small Cap Special Values	0.90%
Small-Mid Growth	1.00%
Value	0.85%

For the period ended November 30, 2012, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Blue Chip Growth	$27,747
Broad Cap Value Income	30,820
Core Equity	169,177
Dividend Value	109,738
Growth	91,416
Growth & Income	54,442
International Growth	281,732
Large Cap Core	14,467
Mid Cap Strategic Growth	23,193
Nasdaq-100® Index	24,512
Small Cap Aggressive Growth	24,360
Small Cap	196,957
Small Cap Special Values	23,028
Small-Mid Growth	30,307
Value	56,575

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market I Fund will be able to avoid a negative yield. For the six months ended November 30, 2012, VALIC voluntarily waived $599,934 of expenses for the Money Market I Fund.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

VALIC has entered into sub-advisory agreements with the following:

American Century Investment Management, Inc. (“American Century”)—subadviser for the Growth Fund and a portion of the International Growth Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Century Capital Management, LLC (“Century Capital”)—subadviser for a portion of the Small-Mid Growth Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Large Cap Core Fund.

Dreman Value Management, LLC—subadviser for a portion of the Small Cap Special Values Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the Large Capital Growth Fund, a portion of the International Growth Fund, a portion of the Global Real Estate Fund, and a portion of the Small Cap Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)—subadviser for the Emerging Economies Fund and a portion of the Government Securities Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Growth Fund.

Morgan Stanley Investment Management, Inc.—subadviser for a portion of the Mid Cap Strategic Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Global Social Awareness Fund, Inflation Protected Fund, International Equities Fund, and International Government Bond Fund.

RCM Capital Management, LLC (“RCM”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

RS Investment Management Co. LLC (“RS Investments”)—subadviser for the Small Cap Aggressive Growth Fund

SunAmerica Asset Management Corp. (“SunAmerica”)—subadviser for the Growth & Income Fund, Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, a portion of the Government Securities Fund and a portion of the Large Capital Growth Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Ltd.—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Wellington Management Company, LLP—subadviser for the Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management, Inc.—subadviser for a portion of the Small-Mid Growth Fund and a portion of the Small Cap Special Values Fund.

The subadvisers are compensated for their services by VALIC.

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”). SunAmerica receives from each Fund, an annual fee of 0.07% based on the average daily net asset value of the Fund. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the six months ended November 30, 2012, VC I expensed $5,917,330 for accounting and administrative services.

VC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended November 30, 2012, the Series expensed $53,394 in transfer agency and services fees.

On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended November 30, 2012, certain directors of VC I have deferred $12,495 of director compensation.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

At November 30, 2012, VALIC and American General Life Insurance Company (“AGL”), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC	AGL
Asset Allocation	100.00%	—
Blue Chip Growth	99.97%	*
Broad Cap Value Income	100.00%	—
Capital Conservation	100.00%	—
Core Equity	100.00%	—
Dividend Value	99.99%	*
Emerging Economies	100.00%	—
Foreign Value	100.00%	—
Global Real Estate	100.00%	—
Global Social Awareness	100.00%	—
Global Strategy	100.00%	—
Government Securities	98.09%	—
Growth	100.00%	—
Growth & Income	96.71%	—
Health Sciences	99.97%	*
Inflation Protected	100.00%	—
International Equities	99.46%	*
International Government Bond	100.00%	—
International Growth	100.00%	—
Large Cap Core	100.00%	—
Large Capital Growth	100.00%	—
Mid Cap Index	99.32%	*
Mid Cap Strategic Growth	100.00%	—
Money Market I	94.52%	*
Nasdaq-100® Index	97.70%	*
Science & Technology	99.80%	*
Small Cap Aggressive Growth	100.00%	—
Small Cap	100.00%	—
Small Cap Index	99.08%	*
Small Cap Special Values	100.00%	—
Small-Mid Growth	100.00%	—
Stock Index	96.93%	*
Value	100.00%	—

*	Less than 5% ownership.

As disclosed in the Portfolio of Investments, certain funds own securities issued by AIG or an affiliate thereof. During the year ended November 30, 2012, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 05/31/12	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/12
Stock Index	American International Group, Inc. Common Stock	$—	$5,261,154	$4,987,175	$233,401	$(3,594,246)	$4,261,921	$10,682,603

During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

Affiliated Broker	Emerging Economies Fund
J. P. Morgan	$452

As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held in the Money Market I Fund, VALIC made capital contributions to the Money Market I Fund in the amount of $0 and $173,000 for the periods ended November 30, 2012 and May 31, 2012, respectively.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

As of the date of this report, the United States Department of the Treasury (“Department of the Treasury”) owned less than 25% of the outstanding shares of common stock of American International Group, Inc. (“AIG”), the ultimate parent of VALIC, the Funds’ investment adviser, American General Distributors, Inc., the Funds’ distributor and SunAmerica, the subadvisor to the Growth & Income Fund, Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, and a portion of the Dividend Value Fund, Government Securities Fund and Large Capital Growth Fund and the Funds’ administrator. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

Note 4 — Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended November 30, 2012 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$71,648,212	$66,639,190	$11,284,607	$9,187,794
Blue Chip Growth	55,552,954	48,570,054	—	—
Broad Cap Value Income	4,469,589	3,820,411	—	—
Capital Conservation	138,455,160	138,195,358	52,762,877	59,962,360
Core Equity	99,631,050	113,201,091	—	—
Dividend Value	188,573,402	82,157,514	—	—
Emerging Economies	256,622,312	156,978,653	—	—
Foreign Value	50,370,571	111,476,207	—	—
Global Real Estate	90,616,683	59,682,392	—	—
Global Social Awareness	134,814,142	123,501,460	—	—
Global Strategy	50,187,273	114,910,331	—	—
Government Securities	13,618,118	227,685	77,391,116	80,633,346
Growth	370,693,753	373,814,274	—	—
Growth & Income	116,257,866	111,936,296	—	—
Health Sciences	39,394,973	9,164,385	—	—
Inflation Protected	115,252,367	102,337,482	28,945,110	17,136,690
International Equities	267,981,190	200,637,079	—	—
International Government Bond	60,802,902	70,846,854	8,916,154	5,359,882
International Growth	155,630,920	144,369,103	—	—
Large Cap Core	45,346,350	48,360,670	—	—
Large Capital Growth	361,563,025	371,743,228	—	—
Mid Cap Index	93,541,635	180,109,209	—	—
Mid Cap Strategic Growth	69,272,644	82,603,469	—	—
Nasdaq-100® Index	12,304,831	3,545,530	—	—
Science & Technology	278,834,956	316,326,769	—	—
Small Cap Aggressive Growth	35,399,748	39,416,193	—	—
Small Cap	41,106,131	59,022,227	—	—
Small Cap Index	77,267,109	85,642,649	—	—
Small Cap Special Values	63,336,469	52,952,339	—	—
Small-Mid Growth	47,450,548	51,511,010	—	—
Stock Index	52,001,167	153,255,513	—	—
Value	10,454,796	30,713,789	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2012.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$142,602,704	$13,483,194	$(2,955,280)	$10,527,914
Blue Chip Growth	323,645,270	138,717,875	(3,641,681)	135,076,194
Broad Cap Value	27,536,937	4,855,477	(1,088,192)	3,767,285

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Capital Conservation	$227,090,984	$8,107,676	$(333,076)	$7,774,600
Core Equity	207,130,640	24,181,990	(8,376,354)	15,805,636
Dividend Value	445,972,856	53,608,874	(7,326,748)	46,282,126
Emerging Economies	638,110,900	65,572,596	(23,185,064)	42,387,532
Foreign Value	931,003,605	95,827,587	(143,030,140)	(47,202,553)
Global Real Estate	319,049,584	43,402,838	(7,275,013)	36,127,825
Global Social Awareness	272,604,908	30,705,953	(16,538,093)	14,167,860
Global Strategy	422,902,630	54,032,256	(26,179,226)	27,853,030
Government Securities	141,580,323	7,459,540	(81,117)	7,378,423
Growth	765,047,897	110,895,483	(15,586,296)	95,309,187
Growth & Income	87,664,999	4,061,910	(2,693,268)	1,368,642
Health Sciences	237,171,092	97,470,380	(17,072,816)	80,397,564
Inflation Protected	394,943,641	54,515,951	(2,555,835)	51,960,116
International Equities	894,892,173	83,189,191	(80,962,300)	2,226,891
International Government Bond*	176,947,447	11,227,304	(1,470,210)	9,757,094
International Growth	554,084,319	83,470,663	(22,821,290)	60,649,373
Large Cap Core	120,495,108	19,815,199	(1,606,371)	18,208,828
Large Capital Growth	342,985,884	32,050,562	(8,500,905)	23,549,657
Mid Cap Index	2,508,809,770	545,785,030	(269,259,774)	276,525,256
Mid Cap Strategic Growth	260,447,431	37,277,209	(23,316,018)	13,961,191
Money Market I	399,893,238	—	—	—
Nasdaq-100® Index	147,226,894	53,003,840	(8,554,564)	44,449,276
Science & Technology	760,367,988	79,223,383	(71,278,744)	7,944,639
Small Cap Aggressive Growth	74,471,760	10,487,322	(2,297,934)	8,189,388
Small Cap	315,100,192	69,009,034	(23,701,490)	45,307,544
Small Cap Index	916,434,399	190,915,367	(148,831,064)	42,084,303
Small Cap Special Values	231,574,000	22,590,655	(18,975,751)	3,614,904
Small-Mid Growth	106,315,239	12,694,534	(3,931,063)	8,763,471
Stock Index	2,893,202,298	1,227,619,756	(388,460,123)	839,159,633
Value	84,191,642	10,928,165	(4,592,476)	6,335,689

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2012.

The tax basis distributable earnings at May 31, 2012 and the tax character of distributions paid during the year ended May 31, 2012 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2012
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$3,231,904	$651,012	$4,247,658	$3,429,852	$—
Blue Chip Growth	227,880	(11,047,851)	112,863,032	70,304	—
Broad Cap Value Income	209,946	(2,734,232)	1,560,273	463,566	—
Capital Conservation	5,163,741	(1,392,709)	8,444,468	4,938,152	—
Core Equity	3,334,616	(72,905,324)	85,174	2,494,004	—
Dividend Value	7,071,676	(33,800,907)	28,872,173	3,936,226	—
Emerging Economies	4,047,952	(125,795,654)	(26,719,968)	2,741,502	—
Foreign Value	26,994,235	(92,552,087)	(208,872,763)	25,185,909	—
Global Real Estate	5,610,988	10,219,178	3,189,544	9,971,969	16,495,424
Global Social Awareness	5,033,717	(155,144,454)	(13,506,416)	5,488,185	—
Global Strategy	26,419,646	(14,244,900)	(40,055,103)	22,147,238	—
Government Securities	3,929,133	401,219	7,817,676	3,795,240	—
Growth	5,680,809	(90,503,739)	74,871,176	5,230,264	—
Growth & Income	768,730	(23,086,833)	(2,297,419)	650,051	—
Health Sciences	449,757	18,069,278	53,185,666	4,686,128	9,542,159
Inflation Protected	10,988,282	(1,232,111)	42,607,710	5,725,808	—
International Equities	23,118,146	(191,118,703)	(112,631,634)	27,470,184	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2012
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
International Government Bond*	$8,644,850	$2,381,653	$10,720,242	$7,282,500	$2,195,429
International Growth	8,754,391	(64,526,280)	(14,804,595)	8,989,593	—
Large Cap Core	2,083,183	15,328,155	8,924,592	1,184,950	4,344,944
Large Capital Growth	741,444	28,419,799	10,965,361	1,035,950	—
Mid Cap Index	25,136,643	87,738,369	132,349,937	29,978,644	135,307,414
Mid Cap Strategic Growth	—	5,860,139	4,276,957	1,342,901	—
Money Market I	8,268	(659,507)	—	44,510	—
Nasdaq-100 Index®	908,095	4,265,002	35,517,233	518,467	16,828,508
Science & Technology	—	(114,724,083)	(12,445,800)	—	—
Small Cap Aggressive Growth	1,041,533	—	5,831,443	—	5,225,815
Small Cap	199,056	(14,051,285)	34,866,721	414,586	—
Small Cap Index	10,836,193	(432,798)	(8,601,071)	8,534,509	—
Small Cap Special Values	1,209,966	(32,647,595)	(7,207,056)	1,538,947	—
Small-Mid Growth	—	(1,378,922)	6,741,413	—	—
Stock Index	62,358,482	53,660,339	629,232,049	59,354,862	184,847,524
Value	2,211,912	(54,753,674)	(763,453)	1,598,533	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2012.

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of May 31, 2012, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†			Unlimited
Fund	2017	2018	2019	ST	LT
Asset Allocation	$—	$—	$—	$—	$—
Blue Chip Growth	—	11,047,851	—	—	—
Broad Cap Value Income	953,767	1,775,201	—	5,264	—
Capital Conservation	1,392,709	—	—	—	—
Core Equity	24,335,917	48,569,407	—	—	—
Dividend Value	6,880,654	21,908,895	5,011,358	—	—
Emerging Economies	26,872,567	71,874,688	—	27,048,399	—
Foreign Value	—	92,552,087	—	—	—
Global Real Estate	—	—	—	—	—
Global Social Awareness	47,411,740	101,716,217	—	5,347,792	668,705
Global Strategy	—	14,244,900	—	—	—
Government Securities	—	—	—	—	—
Growth	—	90,503,739	—	—	—
Growth & Income	4,609,953	18,476,880	—	—	—
Health Sciences	—	—	—	—	—
Inflation Protected	—	1,232,111	—	—	—
International Equities	36,713,038	128,172,760	—	12,304,080	13,928,825
International Government Bond	—	—	—	—	—
International Growth	4,556,037	59,970,243	—	—	—
Large Cap Core	—	—	—	—	—
Large Capital Growth	—	—	—	—	—
Mid Cap Index	—	—	—	—	—
Mid Cap Strategic Growth	—	—	—	—	—
Money Market I	659,507	—	—	—	—
Nasdaq-100 Index®	—	—	—	—	—
Science & Technology	38,732,224	75,991,859	—	—	—
Small Cap Aggressive Growth	—	—	—	—	—
Small Cap	—	14,051,285	—	—	—
Small Cap Index	—	432,798	—	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Capital Loss Carryforward†			Unlimited
Fund	2017	2018	2019	ST	LT
Small Cap Special Values	$—	$32,647,595	$—	$—	$—
Small-Mid Growth	—	1,378,922	—	—	—
Stock Index	—	—	—	—	—
Value	4,825,365	48,597,058	—	1,331,251	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2012, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$—	$—	$—
Blue Chip Growth	52,781	4,482,855	—
Broad Cap Value Income	—	17,779	—
Capital Conservation	—	—	191,338
Core Equity	—	—	—
Dividend Value	—	609,555	—
Emerging Economies	—	—	66,888
Foreign Value	—	—	—
Global Real Estate	—	1,491,853	—
Global Social Awareness	—	403,266	—
Global Strategy	—	—	—
Government Securities	—	—	—
Growth	—	—	—
Growth & Income	—	—	—
Health Sciences	258,009	—	—
Inflation Protected	—	—	1,454,848
International Equities	—	9,806,716	27,529,724
International Government Bond	—	—	—
International Growth	—	7,582,878	—
Large Cap Core	—	—	—
Large Capital Growth	—	—	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	—	460,559	—
Money Market I	—	—	—
Nasdaq-100 Index®	—	—	—
Science & Technology	212,697	871,149	—
Small Cap Aggressive Growth	222,549	—	—
Small Cap	109,599	—	—
Small Cap Index	—	—	—
Small Cap Special Values	—	—	—
Small-Mid Growth	206,554	3,063,175	—
Stock Index	—	—	—
Value	—	717,598	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012		For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,238,905	$14,090,579	1,793,063	$19,280,864	1,844,932	$22,721,459	2,928,226	$32,687,871
Reinvested dividends	—	—	333,319	3,429,852	—	—	6,670	70,304
Shares redeemed	(1,260,546)	(14,379,583)	(1,953,250)	(20,884,399)	(1,258,296)	(15,363,317)	(7,852,611)	(85,522,534)

Net increase (decrease)	(21,641)	$(289,004)	173,132	$1,826,317	586,636	$7,358,142	(4,917,715)	$(52,764,359)

	Broad Cap Value Income				Capital Conservation
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012		For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	258,565	$2,740,395	984,920	$9,911,785	3,629,671	$37,219,461	10,530,972	$104,358,898
Reinvested dividends	—	—	47,545	463,566	—	—	508,564	4,938,152
Shares redeemed	(269,224)	(2,903,256)	(899,902)	(8,892,467)	(4,457,752)	(45,842,808)	(2,590,038)	(25,678,679)

Net increase (decrease)	(10,659)	$(162,861)	132,563	$1,482,884	(828,081)	$(8,623,347)	8,449,498	$83,618,371

	Core Equity				Dividend Value
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012		For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	120,199	$1,578,444	783,239	$9,276,442	13,170,715	$133,957,703	19,013,046	$171,408,462
Reinvested dividends	—	—	208,878	2,494,004	—	—	434,942	3,936,226
Shares redeemed	(1,055,882)	(13,914,585)	(2,534,819)	(30,900,434)	(1,717,025)	(17,002,981)	(2,896,208)	(26,203,737)

Net increase (decrease)	(935,683)	$(12,336,141)	(1,542,702)	$(19,129,988)	11,453,690	$116,954,722	16,551,780	$149,140,951

	Emerging Economies				Foreign Value
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012		For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,521,095	$110,721,044	44,884,216	$354,281,859	2,773,874	$22,982,245	12,046,042	$101,709,220
Reinvested dividends	—	—	387,218	2,741,502	—	—	3,237,263	25,185,909
Shares redeemed	(2,185,898)	(16,494,298)	(4,798,204)	(36,670,098)	(11,198,124)	(91,873,442)	(16,285,380)	(140,442,466)

Net increase (decrease)	12,335,197	$94,226,746	40,473,230	$320,353,263	(8,424,250)	$(68,891,197)	(1,002,075)	$(13,547,337)

	Global Real Estate				Global Social Awareness
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012		For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,938,044	$40,953,102	5,248,997	$40,268,627	1,327,679	$19,912,814	1,545,931	$22,390,918
Reinvested dividends	—	—	3,863,853	26,467,393	—	—	406,532	5,488,185
Shares redeemed	(1,454,397)	(12,147,090)	(6,253,498)	(49,128,879)	(993,069)	(14,772,455)	(2,869,015)	(41,203,490)

Net increase (decrease)	3,483,647	$28,806,012	2,859,352	$17,607,141	334,610	$5,140,359	(916,552)	$(13,324,387)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Strategy				Government Securities
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012		For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	443,181	$5,011,180	2,277,871	$26,000,749	2,844,996	$32,484,317	6,403,812	$70,713,320
Reinvested dividends	—	—	2,119,353	22,147,238	—	—	345,022	3,795,240
Shares redeemed	(7,029,116)	(83,082,641)	(6,972,474)	(79,270,604)	(3,001,571)	(34,247,064)	(4,271,681)	(47,403,938)

Net increase (decrease)	(6,585,935)	$(78,071,461)	(2,575,250)	$(31,122,617)	(156,575)	$(1,762,747)	2,477,153	$27,104,622

	Growth				Growth & Income
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012		For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,740,063	$21,372,762	4,361,781	$50,920,938	184,236	$2,316,946	671,111	$7,920,295
Reinvested dividends	—	—	483,836	5,230,264	—	—	56,922	650,051
Shares redeemed	(2,592,963)	(31,809,373)	(6,735,708)	(75,539,021)	(430,101)	(5,462,534)	(1,109,888)	(13,173,993)

Net increase (decrease)	(852,900)	$(10,436,611)	(1,890,091)	$(19,387,819)	(245,865)	$(3,145,588)	(381,855)	$(4,603,647)

	Health Sciences				Inflation Protected
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012		For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,999,831	$27,926,801	3,336,130	$39,730,119	3,541,094	$42,594,534	9,475,950	$107,955,418
Reinvested dividends	—	—	1,318,655	14,228,287	39,964	479,963	505,813	5,725,808
Shares redeemed	(650,662)	(9,018,108)	(1,907,081)	(22,155,185)	(1,671,873)	(19,999,411)	(6,844,630)	(77,429,076)

Net increase (decrease)	1,349,169	$18,908,693	2,747,704	$31,803,221	1,909,185	$23,075,086	3,137,133	$36,252,150

	International Equities				International Government Bond
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012		For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,649,079	$84,880,321	23,478,967	$140,825,129	672,063	$8,811,948	4,414,528	$57,000,251
Reinvested dividends	—	—	5,096,509	27,470,184	—	—	768,688	9,477,929
Shares redeemed	(7,469,368)	(43,891,519)	(46,717,556)	(277,116,465)	(2,098,458)	(27,440,743)	(4,410,138)	(56,369,101)

Net increase (decrease)	7,179,711	$40,988,802	(18,142,080)	$(108,821,152)	(1,426,395)	$(18,628,795)	773,078	$10,109,079

	International Growth				Large Cap Core
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012		For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,542,432	$37,452,522	5,612,790	$59,748,332	540,091	$6,524,683	1,521,264	$17,251,142
Reinvested dividends	—	—	920,122	8,989,593	—	—	522,181	5,529,894
Shares redeemed	(2,605,827)	(27,843,635)	(8,294,925)	(89,915,892)	(914,399)	(11,202,997)	(2,716,380)	(31,144,582)

Net increase (decrease)	936,605	$9,608,887	(1,762,013)	$(21,177,967)	(374,308)	$(4,678,314)	(672,935)	$(8,363,546)

	Large Capital Growth				Mid Cap Index
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012		For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	141,504	$1,672,371	1,003,703	$11,245,366	907,378	$18,412,572	7,121,453	$143,360,183
Reinvested dividends	—	—	96,099	1,035,950	—	—	8,853,029	165,286,058
Shares redeemed	(1,560,012)	(18,672,506)	(3,869,042)	(44,252,932)	(6,301,480)	(131,309,972)	(14,114,375)	(287,711,676)

Net increase (decrease)	(1,418,508)	$(17,000,135)	(2,769,240)	$(31,971,616)	(5,394,102)	$(112,897,400)	1,860,107	$20,934,565

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Mid Cap Strategic Growth				Money Market I
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012		For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	313,424	$3,673,037	1,061,685	$13,082,805	67,430,088	$67,430,088	165,175,653	$165,175,653
Reinvested dividends	—	—	117,798	1,342,901	19,976	19,976	44,511	44,510
Shares redeemed	(1,746,898)	(20,889,811)	(5,431,891)	(65,955,479)	(88,287,150)	(88,287,150)	(230,358,121)	(230,358,124)

Net increase (decrease)	(1,433,474)	$(17,216,774)	(4,252,408)	$(51,529,773)	(20,837,086)	$(20,837,086)	(65,137,957)	$(65,137,961)

	Nasdaq-100® Index				Science & Technology
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012		For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,107,401	$19,845,235	8,049,273	$49,055,752	436,844	$7,124,585	1,797,577	$28,223,257
Reinvested dividends	—	—	3,212,403	17,346,975	—	—	—	—
Shares redeemed	(1,609,686)	(10,395,295)	(3,946,542)	(24,278,731)	(2,897,215)	(47,773,662)	(7,288,049)	(117,011,925)

Net increase (decrease)	1,497,715	$9,449,940	7,315,134	$42,123,996	(2,460,371)	$(40,649,077)	(5,490,472)	$(88,788,668)

	Small Cap Aggressive				Small Cap
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012		For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	163,391	$1,779,417	784,166	$8,441,921	259,173	$2,838,112	1,486,221	$14,967,559
Reinvested dividends	—	—	533,791	5,225,815	—	—	41,500	414,586
Shares redeemed	(497,899)	(5,425,411)	(1,554,682)	(16,991,184)	(1,818,683)	(19,833,297)	(4,421,199)	(44,803,588)

Net increase (decrease)	(334,508)	$(3,645,994)	(236,725)	$(3,323,448)	(1,559,510)	$(16,995,185)	(2,893,478)	$(29,421,443)

	Small Cap Index				Small Cap Special Values
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012		For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	512,179	$7,524,775	3,615,507	$48,940,126	1,664,321	$16,072,976	1,573,095	$13,947,801
Reinvested dividends	—	—	624,324	8,534,509	—	—	176,283	1,538,947
Shares redeemed	(3,205,577)	(48,232,149)	(9,562,299)	(134,777,526)	(889,559)	(8,260,605)	(5,151,731)	(46,026,670)

Net increase (decrease)	(2,693,398)	$(40,707,374)	(5,322,468)	$(77,302,891)	774,762	$7,812,371	(3,402,353)	$(30,539,922)

	Small-Mid Growth				Stock Index
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012		For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	101,331	$1,105,115	761,018	$8,137,174	4,206,784	$110,678,688	13,423,225	$329,975,516
Reinvested dividends	—	—	—	—	—	—	10,498,813	244,202,386
Shares redeemed	(544,965)	(5,985,484)	(1,508,577)	(15,804,814)	(9,088,793)	(240,659,869)	(18,388,900)	(455,463,519)

Net increase (decrease)	(443,634)	$(4,880,369)	(747,559)	$(7,667,640)	(4,882,009)	$(129,981,181)	5,533,138	$118,714,383

	Value
	For the six months ended November 30, 2012 (Unaudited)		For the year ended May 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	106,163	$1,079,660	911,400	$8,656,830
Reinvested dividends	—	—	172,256	1,598,533
Shares redeemed	(2,068,584)	(21,868,535)	(5,439,660)	(50,969,774)

Net increase (decrease)	(1,962,421)	$(20,788,875)	(4,356,004)	$(40,714,411)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the six months ended November 30, 2012, the amount of expense reductions received by each Fund used to offset the Fund’s non-affiliated expenses were as follows:

Fund	Expense Reductions
Asset Allocation	$399
Blue Chip Growth	2,019
Broad Cap Value Income	1,744
Core Equity	1,414
Emerging Economies	107
Foreign Value	1,250
Global Real Estate	3,332
Global Social Awareness	265
Global Strategy	1,657
Growth & Income	5,830
Health Sciences	1,028
International Growth	516
Large Cap Core	5,262
Large Capital Growth	29,022
Mid Cap Strategic Growth	21,606
Science & Technology	30,939
Small Cap	8,634
Small Cap Special Values	5,848
Small-Mid Growth	6,184
Value	382

Note 8 — Investment Concentration

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Foreign Value Fund, the Global Real Estate Fund, the International Equities Fund, the International Government Bond Fund and the International Growth Fund. At November 30, 2012, the Emerging Economies Fund had 16.0% and 13.4% of its net assets invested in equity securities domiciled in South Korea and China, respectively. The Foreign Value Fund had 21.5%, 14.8% and 11.4% of its net assets invested in equity securities domiciled in the United Kingdom, France and Switzerland, respectively. The Global Real Estate Fund had 10.5% of its net assets invested in equity securities domiciled in Japan. The International Equities Fund had 18.0% and 16.5% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively. The International Government Bond Fund had 15.9% of its net assets invested in fixed income securities domiciled in Japan. The International Growth Fund had 16.2% and 11.5% of its net assets invested in equity securities domiciled in the United Kingdom and Japan respectively.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Securities Fund and the Money Market I Funds’ concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At November 30, 2012, the Funds had 38.4%, 52.9% and 38.6%, respectively, of their total net assets invested in such securities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100® Index may invest in companies within relatively more concentrated industry sectors, the Fund’s performance may be more susceptible to developments which affect those sectors emphasized by the Index.

The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Fund could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of November 30, 2012, the Global Real Estate Fund had 72.3% of its net assets invested in Real Estate Investment Trusts.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 9 — Line of Credit

The Series and VALIC Company II has established a $85 million committed and $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. For the six months ended November 30, 2012, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Blue Chip Growth	1	$16	$408,299	1.43%
Capital Conservation	2	740	9,319,647	1.43%
Core Equity	11	87	200,144	1.43%
Dividend Value	1	176	4,429,303	1.43%
Emerging Economies	3	161	1,353,962	1.43%
Foreign Value	3	137	1,151,248	1.43%
Global Strategy	13	298	577,269	1.43%
Government Securities	23	1,508	1,650,067	1.43%
Growth	7	131	467,274	1.43%
International Equities	21	273	325,621	1.43%
International Government Bond	2	131	1,654,640	1.43%
International Growth	19	133	176,194	1.44%
Large Cap Core	1	14	355,552	1.43%
Science & Technology	12	137	289,016	1.42%
Small Cap	2	12	156,221	1.43%
Stock Index	1	1,423	35,835,074	1.43%
Value	8	76	237,860	1.43%

At November 30, 2012, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended November 30, 2012, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Directors. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended November 30, 2012, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
Core Equity	$68,706	$290,323	$(104,711)
Dividend Value	—	64,709	2,338
Foreign Value	—	1,332,397	381,080
Growth	1,516,447	1,842,068	131,283
International Growth	102,246	92,915	(5,430)
Large Capital Growth	343,901	166,742	(175,578)
Mid Cap Strategic Growth	188,122	4,064,724	210,777
Small Cap	340,941	2,687,951	(991,855)
Small Cap Special Values	6,343,576	—	—

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund									Blue Chip Growth Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,							Six Months Ended November 30, 2012#		Year Ended May 31,
			2012	2011	2010		2009	2008				2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$10.89		$11.05	$9.38	$8.08		$10.68	$12.16		$11.63		$11.18	$8.77	$7.29	$10.54	$10.80

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.23	0.25	0.20		0.25	0.31		0.01		0.00	0.00	0.00	0.02	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	0.59		(0.12)	1.63	1.36		(2.06)	(0.75)		0.84		0.45	2.41	1.50	(3.25)	(0.23)

Total income (loss) from investment operations	0.69		0.11	1.88	1.56		(1.81)	(0.44)		0.85		0.45	2.41	1.50	(3.23)	(0.20)

Distributions from:
Net investment income	–		(0.27)	(0.21)	(0.26)		(0.34)	(0.35)		–		(0.00)	(0.00)	(0.02)	(0.01)	(0.02)
Net realized gain on securities	–		–	–	–		(0.45)	(0.69)		–		–	–	–	(0.01)	(0.04)
Return of capital	–		–	–	–		–	–		–		–	–	–	–	–

Total distributions	–		(0.27)	(0.21)	(0.26)		(0.79)	(1.04)		–		(0.00)	(0.00)	(0.02)	(0.02)	(0.06)

Net asset value at end of period	$11.58		$10.89	$11.05	$9.38		$8.08	$10.68		$12.48		$11.63	$11.18	$8.77	$7.29	$10.54

TOTAL RETURN(a)	6.34%		1.10%	20.16%	19.38	%(e)	(16.41)%	(3.84	)%(f)	7.31%		4.04%	27.53%	20.54%	(30.63)%	(1.84	)%(g)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.77	%@	0.75%	0.74%	0.78%		0.73%	0.69%		0.85	%@	0.85%	0.85%	0.85%	0.85%	0.87%
Ratio of expenses to average net assets(c)	0.77	%@	0.75%	0.74%	0.78%		0.73%	0.69%		0.86	%@	0.86%	0.87%	0.88%	0.89%	0.91%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%		0.02%	0.00%		0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.81	%@	2.16%	2.43%	2.18%		2.88%	2.71%		0.09	%@	0.04%	0.01%	0.01%	0.29%	0.31%
Ratio of net investment income (loss) to average net assets(c)	1.81	%@	2.16%	2.43%	2.18%		2.88%	2.71%		0.07	%@	0.02%	(0.01)%	(0.02)%	0.25%	0.27%
Portfolio turnover rate	53%		115%	133%	143%		108%	124%		11%		25%	38%	47%	58%	20%
Number of shares outstanding at end of period (000’s)	13,280		13,302	13,129	13,551		13,693	14,626		35,376		34,789	39,707	48,453	49,573	39,703
Net assets at end of period (000’s)	$153,835		$144,854	$145,049	$127,129		$110,655	$156,260		$441,613		$404,646	$444,092	$424,966	$361,592	$418,429

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by 0.17% from a reimbursement by an affiliate.
(g)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund							Capital Conservation Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,					Six Months Ended November 30, 2012#		Year Ended May 31,
			2012	2011	2010	2009	2008			2012	2011	2010		2009	2008

PER SHARE DATA
Net asset value at beginning of period	$10.02		$10.72	$8.69	$7.12	$10.54	$12.65	$10.11		$9.77	$9.38	$8.78		$9.54	$9.91

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.20	0.15	0.16	0.20	0.19	0.10		0.27	0.32	0.34		0.43	0.52
Net realized and unrealized gain (loss) on investments and foreign currencies	0.86		(0.73)	2.04	1.58	(3.41)	(1.69)	0.15		0.38	0.38	0.70		(0.46)	(0.31)

Total income (loss) from investment operations	0.97		(0.53)	2.19	1.74	(3.21)	(1.50)	0.25		0.65	0.70	1.04		(0.03)	0.21

Distributions from:
Net investment income	–		(0.17)	(0.16)	(0.17)	(0.21)	(0.19)	–		(0.31)	(0.31)	(0.44)		(0.73)	(0.58)
Net realized gain on securities	–		–	–	–	(0.00)	(0.42)	–		–	–	–		–	–
Return of capital	–		–	–	–	–	–	–		–	–	–		–	–

Total distributions	–		(0.17)	(0.16)	(0.17)	(0.21)	(0.61)	–		(0.31)	(0.31)	(0.44)		(0.73)	(0.58)

Net asset value at end of period	$10.99		$10.02	$10.72	$8.69	$7.12	$10.54	$10.36		$10.11	$9.77	$9.38		$8.78	$9.54

TOTAL RETURN(a)	9.68%		(4.87)%	25.42%	24.41%	(30.34)%	(12.08)%	2.47%		6.81%	7.56%	12.04	%(e)(f)	(0.06)%	2.09%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%	0.66	%@	0.66%	0.67%	0.69%		0.69%	0.68%
Ratio of expenses to average net assets(c)	1.05	%@	1.06%	1.15%	1.14%	1.26%	1.03%	0.66	%@	0.66%	0.67%	0.69%		0.69%	0.68%
Ratio of expense reductions to average net assets	0.01	%@	0.01%	0.01%	0.01%	0.01%	0.01%	–		–	–	–		–	–
Ratio of net investment income (loss) to average net assets(b)	1.99	%@	1.97%	1.60%	1.90%	2.57%	1.65%	1.84	%@	2.79%	3.37%	3.71%		4.83%	5.27%
Ratio of net investment income (loss) to average net assets(c)	1.78	%@	1.76%	1.30%	1.61%	2.16%	1.47%	1.84	%@	2.79%	3.37%	3.71%		4.83%	5.27%
Portfolio turnover rate	13%		18%	21%	22%	24%	21%	84%		141%	164%	170%		122%	136%
Number of shares outstanding at end of period (000’s)	2,830		2,841	2,708	2,337	2,330	2,481	22,221		23,049	14,599	13,871		12,387	13,389
Net assets at end of period (000’s)	$31,092		$28,476	$29,023	$20,302	$16,590	$26,151	$230,209		$232,990	$142,652	$130,157		$108,805	$127,695

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund									Dividend Value Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,							Six Months Ended November 30, 2012#		Year Ended May 31,
			2012	2011	2010		2009	2008				2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$12.27		$13.44	$10.77	$9.24		$13.85	$15.37		$9.33		$9.31	$7.45	$6.49	$10.66	$12.98

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.18	0.13	0.14		0.17	0.12		0.14		0.23	0.21	0.12	0.18	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	1.06		(1.21)	2.69	1.59		(4.66)	(1.50)		0.69		(0.08)	1.75	1.02	(3.64)	(1.89)

Total income (loss) from investment operations	1.16		(1.03)	2.82	1.73		(4.49)	(1.38)		0.83		0.15	1.96	1.14	(3.46)	(1.69)

Distributions from:
Net investment income	–		(0.14)	(0.15)	(0.20)		(0.12)	(0.14)		–		(0.13)	(0.10)	(0.18)	(0.24)	(0.22)
Net realized gain on securities	–		–	–	–		–	–		–		–	–	–	(0.47)	(0.41)
Return of capital	–		–	–	–		–	–		–		–	–	–	–	–

Total distributions	–		(0.14)	(0.15)	(0.20)		(0.12)	(0.14)		–		(0.13)	(0.10)	(0.18)	(0.71)	(0.63)

Net asset value at end of period	$13.43		$12.27	$13.44	$10.77		$9.24	$13.85		$10.16		$9.33	$9.31	$7.45	$6.49	$10.66

TOTAL RETURN(a)	9.45%		(7.63)%	26.32%	18.73	%(g)	(32.34)%	(9.00	)%(e)	8.90%		1.62%	26.50%	17.49%	(32.20)%	(13.28	)%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80	%@	0.80%	0.80%	0.80%		0.82%	0.85%		0.82	%@	0.82%	0.82%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets(c)	0.95	%@	0.94%	0.94%	0.95%		0.95%	0.91%		0.87	%@	0.89%	0.96%	1.00%	0.97%	0.92%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.01%	0.00%		0.00%	0.00%		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.49	%@	1.48%	1.07%	1.30%		1.65%	0.84%		2.89	%@	2.58%	2.58%	1.60%	2.35%	1.75%
Ratio of net investment income (loss) to average net assets(c)	1.33	%@	1.34%	0.93%	1.16%		1.52%	0.78%		2.83	%@	2.52%	2.44%	1.43%	2.21%	1.65%
Portfolio turnover rate	46%		81%	103%	103%		88%	69%		21%		12%	70%	41%	39%	37%
Number of shares outstanding at end of period (000’s)	16,264		17,200	18,743	20,445		21,909	25,275		48,565		37,111	20,559	16,350	15,228	16,855
Net assets at end of period (000’s)	$218,395		$210,989	$251,962	$220,172		$202,490	$349,995		$493,592		$346,432	$191,319	$121,769	$98,820	$179,697

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.66% from a reimbursement by an affiliate.
(f)	The Fund’s performance figure was increased by 0.16% from a reimbursement by an affiliate.
(g)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Emerging Economies Fund									Foreign Value Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,							Six Months Ended November 30, 2012#		Year Ended May 31,
			2012	2011		2010		2009	2008			2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$7.09		$8.53	$6.88		$6.17		$11.67	$13.82	$7.30		$10.18	$7.74	$7.26	$12.41	$13.21

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.11	0.09		0.10		0.17	0.18	0.06		0.25	0.24	0.17	0.23	0.36
Net realized and unrealized gain (loss) on investments and foreign currencies	0.76		(1.47)	1.70		0.63		(4.85)	(1.44)	1.40		(2.89)	2.35	0.52	(4.23)	(0.67)

Total income (loss) from investment operations	0.83		(1.36)	1.79		0.73		(4.68)	(1.26)	1.46		(2.64)	2.59	0.69	(4.00)	(0.31)

Distributions from:
Net investment income	–		(0.08)	(0.14)		(0.02)		(0.12)	(0.23)	–		(0.24)	(0.15)	(0.21)	(0.36)	(0.11)
Net realized gain on securities	–		–	–		–		(0.70)	(0.66)	–		–	–	–	(0.79)	(0.38)
Return of capital	–		–	–		–		–	–	–		–	–	–	–	–

Total distributions	–		(0.08)	(0.14)		(0.02)		(0.82)	(0.89)	–		(0.24)	(0.15)	(0.21)	(1.15)	(0.49)

Net asset value at end of period	$7.92		$7.09	$8.53		$6.88		$6.17	$11.67	$8.76		$7.30	$10.18	$7.74	$7.26	$12.41

TOTAL RETURN(a)	11.71%		(15.99)%	26.09	%(f)	11.86	%(e)	(39.30)%	(9.39)%	20.00%		(26.11)%	33.69%	9.23%	(30.15)%	(2.44)%

RATIOS/ SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.98	%@	1.04%	1.00%		1.02%		1.01%	0.97%	0.84	%@	0.83%	0.84%	0.84%	0.94%	0.86%
Ratio of expenses to average net assets(c)	0.98	%@	1.04%	1.00%		1.02%		1.01%	0.97%	0.84	%@	0.83%	0.84%	0.84%	0.94%	0.86%
Ratio of expense reductions to average net assets	0.00	%@	–	–		0.01%		0.03%	0.01%	0.00	%@	0.00%	0.00%	0.00%	–	–
Ratio of net investment income (loss) to average net assets(b)	1.94	%@	1.50%	1.09%		1.44%		2.32%	1.38%	1.43	%@	2.94%	2.60%	1.98%	3.01%	2.82%
Ratio of net investment income (loss) to average net assets(c)	1.94	%@	1.50%	1.09%		1.44%		2.32%	1.38%	1.43	%@	2.94%	2.60%	1.98%	3.01%	2.82%
Portfolio turnover rate	28%		108%	131%		236%		109%	93%	6%		25%	25%	28%	22%	34%
Number of shares outstanding at end of period (000’s)	82,996		70,660	30,187		32,153		34,373	33,870	95,456		103,881	104,883	98,873	91,924	76,318
Net assets at end of period (000’s)	$657,493		$501,317	$257,560		$221,201		$212,124	$395,426	$836,669		$758,094	$1,067,577	$765,267	$667,342	$946,934

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from reimbursement for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Real Estate Fund								Global Social Awareness Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,				March 10, 2008* to May 31, 2008		Six Months Ended November 30, 2012#		Year Ended May 31,
			2012	2011	2010	2009					2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$7.46		$9.00	$7.44	$6.45	$11.21	$10.00		$13.72		$15.79	$12.56	$11.21	$20.21	$24.25

Income (loss) from investment operations:
Net investment income (loss)(d)	0.08		0.17	0.16	0.20	0.20	0.04		0.13		0.29	0.25	0.21	0.27	0.41
Net realized and unrealized gain (loss) on investments and foreign currencies	1.07		(0.95)	2.04	1.64	(4.87)	1.17		1.73		(2.06)	3.21	1.48	(7.47)	(1.71)

Total income (loss) from investment operations	1.15		(0.78)	2.20	1.84	(4.67)	1.21		1.86		(1.77)	3.46	1.69	(7.20)	(1.30)

Distributions from:
Net investment income	–		(0.29)	(0.53)	(0.85)	(0.09)	–		–		(0.30)	(0.23)	(0.34)	(0.40)	(0.29)
Net realized gain on securities	–		(0.47)	(0.11)	–	–	–		–		–	–	–	(1.40)	(2.45)
Return of capital	–		–	–	–	–	–		–		–	–	–	–	–

Total distributions	–		(0.76)	(0.64)	(0.85)	(0.09)	–		–		(0.30)	(0.23)	(0.34)	(1.80)	(2.74)

Net asset value at end of period	$8.61		$7.46	$9.00	$7.44	$6.45	$11.21		$15.58		$13.72	$15.79	$12.56	$11.21	$20.21

TOTAL RETURN(a)	15.42%		(7.94)%	30.56%	28.56%	(41.58)%	12.10%		13.56%		(11.20)%	27.71%	14.88%	(34.56)%	(5.35	)%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.90	%@	0.92%	0.92%	0.93%	0.95%	0.95	%@	0.68	%@	0.68%	0.67%	0.69%	0.72%	0.65%
Ratio of expenses to average net assets(c)	0.90	%@	0.92%	0.92%	0.93%	1.01%	5.04	%@	0.68	%@	0.68%	0.67%	0.69%	0.72%	0.65%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.01%	–		0.00	%@	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	2.07	%@	2.25%	1.88%	2.68%	3.54%	2.22	%@	1.78	%@	1.98%	1.74%	1.63%	2.03%	1.95%
Ratio of net investment income (loss) to average net assets(c)	2.07	%@	2.25%	1.88%	2.68%	3.48%	(1.87	)%@	1.78	%@	1.98%	1.74%	1.63%	2.03%	1.95%
Portfolio turnover rate	19%		88%	75%	86%	88%	11%		48%		102%	119%	91%	95%	165%
Number of shares outstanding at end of period (000’s)	41,212		37,728	34,869	37,199	35,436	2,599		17,924		17,590	18,506	20,713	24,562	27,983
Net assets at end of period (000’s)	$354,840		$281,639	$313,781	$276,688	$228,590	$29,131		$279,208		$241,281	$292,234	$260,145	$275,293	$565,483

#	Unaudited
@	Annualized
*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.12% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Strategy Fund								Government Securities Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,						Six Months Ended November 30, 2012#		Year Ended May 31,
			2012	2011	2010		2009	2008			2012		2011	2010		2009	2008

PER SHARE DATA
Net asset value at beginning of period	$10.41		$12.19	$10.07	$9.74		$12.77	$13.08	$11.34		$10.70		$10.67	$10.50		$10.42	$10.12

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15		0.41	0.36	0.37		0.32	0.41	0.12		0.27		0.24	0.28		0.28	0.40
Net realized and unrealized gain (loss) on investments and foreign currencies	1.62		(1.66)	2.11	0.99		(2.39)	(0.33)	0.04		0.70		0.12	0.29		0.05	0.36

Total income (loss) from investment operations	1.77		(1.25)	2.47	1.36		(2.07)	0.08	0.16		0.97		0.36	0.57		0.33	0.76

Distributions from:
Net investment income	–		(0.53)	(0.35)	(1.03)		(0.71)	(0.19)	–		(0.33)		(0.33)	(0.40)		(0.25)	(0.46)
Net realized gain on securities	–		–	–	–		(0.25)	(0.20)	–		–		–	–		–	–
Return of capital	–		–	–	–		–	–	–		–		–	–		–	–

Total distributions	–		(0.53)	(0.35)	(1.03)		(0.96)	(0.39)	–		(0.33)		(0.33)	(0.40)		(0.25)	(0.46)

Net asset value at end of period	$12.18		$10.41	$12.19	$10.07		$9.74	$12.77	$11.50		$11.34		$10.70	$10.67		$10.50	$10.42

TOTAL RETURN(a)	17.00%		(10.28)%	24.85%	13.79	%(e)	(15.60)%	0.63%	1.41%		9.19	%(f)	3.45%	5.56	%(e)	3.04%	7.54%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.68	%@	0.67%	0.68%	0.68%		0.71%	0.73%	0.67	%@	0.67%		0.65%	0.71%		0.65%	0.66%
Ratio of expenses to average net assets(c)	0.68	%@	0.67%	0.68%	0.68%		0.71%	0.73%	0.67	%@	0.69%		0.65%	0.71%		0.65%	0.66%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	–		–	–	–		–		–	–		–	–
Ratio of net investment income (loss) to average net assets(b)	2.50	%@	3.65%	3.26%	3.47%		3.16%	3.17%	2.01	%@	2.51%		2.22%	2.58%		2.63%	3.92%
Ratio of net investment income (loss) to average net assets(c)	2.50	%@	3.65%	3.26%	3.47%		3.16%	3.17%	2.01	%@	2.49%		2.22%	2.58%		2.63%	3.92%
Portfolio turnover rate	12%		28%	17%	20%		25%	25%	59%		230%		353%	216%		126%	67%
Number of shares outstanding at end of period (000’s)	35,657		42,243	44,818	39,169		36,697	38,838	12,709		12,866		10,389	11,721		13,789	16,472
Net assets at end of period (000’s)	$434,377		$439,884	$546,500	$394,548		$357,538	$495,975	$146,162		$145,929		$111,118	$125,053		$144,793	$171,641

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth Fund								Growth & Income Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,						Six Months Ended November 30, 2012#		Year Ended May 31,
			2012	2011	2010		2009	2008			2012	2011	2010		2009	2008

PER SHARE DATA
Net asset value at beginning of period	$11.67		$11.85	$9.20	$7.60		$11.17	$10.26	$12.03		$12.80	$10.48	$9.35		$16.14	$17.73

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05		0.09	0.07	0.06		0.05	0.02	0.06		0.11	0.09	0.13		0.24	0.26
Net realized and unrealized gain (loss) on investments and foreign currencies	0.72		(0.19)	2.65	1.61		(3.62)	0.89	0.81		(0.79)	2.37	1.24		(5.79)	(0.85)

Total income (loss) from investment operations	0.77		(0.10)	2.72	1.67		(3.57)	0.91	0.87		(0.68)	2.46	1.37		(5.55)	(0.59)

Distributions from:
Net investment income	–		(0.08)	(0.07)	(0.07)		0.00	–	–		(0.09)	(0.14)	(0.24)		(0.28)	(0.22)
Net realized gain on securities	–		–	–	–		0.00	–	–		–	–	–		(0.96)	(0.78)
Return of capital	–		–	–	–		–	–	–		–	–	–		–	–

Total distributions	–		(0.08)	(0.07)	(0.07)		0.00	–	–		(0.09)	(0.14)	(0.24)		(1.24)	(1.00)

Net asset value at end of period	$12.44		$11.67	$11.85	$9.20		$7.60	$11.17	$12.90		$12.03	$12.80	$10.48		$9.35	$16.14

TOTAL RETURN(a)	6.60%		(0.78)%	29.60%	22.01	%(f)	(31.94)%	8.87%	7.23%		(5.23)%	23.60%	14.58	%(f)	(33.90)%	(3.44	)%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81	%@	0.81%	0.81%	0.85%		0.94%	0.95%	0.85	%@	0.85%	0.85%	0.85%		0.85%	0.85%
Ratio of expenses to average net assets(c)	0.83	%@	0.84%	0.85%	0.88%		0.94%	0.95%	0.98	%@	0.98%	0.96%	0.95%		0.95%	0.89%
Ratio of expense reductions to average net assets	–		–	–	–		–	–	0.01	%@	0.01%	0.01%	0.01%		0.02%	0.03%
Ratio of net investment income (loss) to average net assets(b)	0.87	%@	0.77%	0.71%	0.67%		0.64%	0.22%	0.91	%@	0.92%	0.76%	1.21%		2.15%	1.53%
Ratio of net investment income (loss) to average net assets(c)	0.85	%@	0.74%	0.67%	0.64%		0.64%	0.22%	0.78	%@	0.79%	0.65%	1.11%		2.05%	1.49%
Portfolio turnover rate	47%		87%	95%	99%		114%	203%	144%		227%	167%	174%		189%	238%
Number of shares outstanding at end of period (000’s)	64,743		65,596	67,486	71,366		75,864	86,259	6,491		6,737	7,119	7,598		7,861	8,034
Net assets at end of period (000’s)	$805,653		$765,515	$800,022	$656,380		$576,502	$963,368	$83,759		$81,057	$91,114	$79,602		$73,508	$129,657

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.17% from a reimbursement by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Health Sciences Fund							Inflation Protected Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,					Six Months Ended November 30, 2012#		Year Ended May 31,
			2012	2011	2010	2009	2008			2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$12.61		$12.78	$9.07	$7.18	$10.56	$11.53	$11.79		$10.89	$10.17	$9.20	$10.01	$9.59

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.04)		(0.07)	0.00	(0.05)	(0.04)	(0.07)	0.13		0.37	0.34	0.24	0.20	0.49
Net realized and unrealized gain (loss) on investments and foreign currencies	1.69		0.68	3.71	1.94	(2.45)	0.13	0.30		0.70	0.62	0.81	(0.61)	0.29

Total income (loss) from investment operations	1.65		0.61	3.71	1.89	(2.49)	0.06	0.43		1.07	0.96	1.05	(0.41)	0.78

Distributions from:
Net investment income	–		(0.26)	–	–	–	–	(0.01)		(0.17)	(0.24)	(0.08)	(0.39)	(0.36)
Net realized gain on securities	–		(0.52)	–	–	(0.89)	(1.03)	–		–	–	–	–	–
Return of capital	–		–	–	–	–	–	–		–	–	–	(0.01)	–

Total distributions	–		(0.78)	–	–	(0.89)	(1.03)	(0.01)		(0.17)	(0.24)	(0.08)	(0.40)	(0.36)

Net asset value at end of period	$14.26		$12.61	$12.78	$9.07	$7.18	$10.56	$12.21		$11.79	$10.89	$10.17	$9.20	$10.01

TOTAL RETURN(a)	13.08%		5.81%	40.90%	26.32%	(23.05)%	0.05%	3.68%		9.93%	9.57%	11.47%	(4.08)%	8.22%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.15	%@	1.16%	1.17%	1.18%	1.19%	1.17%	0.61	%@	0.61%	0.63%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets(c)	1.15	%@	1.16%	1.17%	1.18%	1.19%	1.17%	0.61	%@	0.61%	0.63%	0.65%	0.66%	0.73%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.01%	0.00%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.57	)%@	(0.60)%	0.01%	(0.62)%	(0.55)%	(0.63)%	2.10	%@	3.22%	3.30%	2.55%	2.18%	5.59%
Ratio of net investment income (loss) to average net assets(c)	(0.57	)%@	(0.60)%	0.01%	(0.62)%	(0.55)%	(0.63)%	2.10	%@	3.22%	3.30%	2.55%	2.16%	5.51%
Portfolio turnover rate	3%		21%	38%	38%	43%	44%	29%		52%	49%	48%	39%	70%
Number of shares outstanding at end of period (000’s)	22,017		20,668	17,920	18,776	19,699	18,782	37,002		35,093	31,956	22,673	16,219	15,887
Net assets at end of period (000’s)	$313,905		$260,654	$229,069	$170,216	$141,470	$198,368	$451,795		$413,818	$347,947	$230,538	$149,178	$159,074

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Equities Fund							International Government Bond Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,					Six Months Ended November 30, 2012#		Year Ended May 31,
			2012	2011	2010	2009	2008			2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$5.22		$6.84	$5.38	$5.15	$10.37	$11.29	$12.62		$12.86	$11.92	$11.55	$12.39	$12.05

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.16	0.16	0.13	0.19	0.31	0.18		0.39	0.42	0.45	0.46	0.49
Net realized and unrealized gain (loss) on investments and foreign currencies	0.79		(1.60)	1.45	0.25	(4.18)	(0.75)	0.64		(0.03)	1.12	0.40	(0.56)	0.57

Total income (loss) from investment operations	0.85		(1.44)	1.61	0.38	(3.99)	(0.44)	0.82		0.36	1.54	0.85	(0.10)	1.06

Distributions from:
Net investment income	–		(0.18)	(0.15)	(0.15)	(0.28)	(0.26)	–		(0.46)	(0.60)	(0.48)	(0.73)	(0.63)
Net realized gain on securities	–		–	–	–	(0.95)	(0.22)	–		(0.14)	–	–	(0.01)	(0.09)
Return of capital	–		–	–	–	–	–	–		–	–	–	–	–

Total distributions	–		(0.18)	(0.15)	(0.15)	(1.23)	(0.48)	–		(0.60)	(0.60)	(0.48)	(0.74)	(0.72)

Net asset value at end of period	$6.07		$5.22	$6.84	$5.38	$5.15	$10.37	$13.44		$12.62	$12.86	$11.92	$11.55	$12.39

TOTAL RETURN(a)	16.28%		(21.18)%	30.18%	7.06%	(37.10)%	(3.91)%	6.50%		2.86%	13.16%	7.32%	(0.70)%	8.94%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.55	%@	0.52%	0.47%	0.52%	0.55%	0.51%	0.66	%@	0.67%	0.67%	0.68%	0.72%	0.68%
Ratio of expenses to average net assets(c)	0.55	%@	0.52%	0.47%	0.52%	0.55%	0.51%	0.66	%@	0.67%	0.67%	0.68%	0.72%	0.68%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.15	%@	2.78%	2.53%	2.29%	3.18%	2.87%	2.75	%@	3.08%	3.34%	3.70%	3.96%	4.07%
Ratio of net investment income (loss) to average net assets(c)	2.15	%@	2.78%	2.53%	2.29%	3.18%	2.87%	2.75	%@	3.08%	3.34%	3.70%	3.96%	4.07%
Portfolio turnover rate	27%		99%	56%	66%	81%	104%	37%		126%	113%	147%	224%	183%
Number of shares outstanding at end of period (000’s)	139,458		132,279	150,421	145,793	141,492	106,313	14,067		15,494	14,721	12,409	13,016	14,457
Net assets at end of period (000’s)	$846,748		$689,840	$1,028,197	$783,839	$728,784	$1,102,850	$189,007		$195,494	$189,309	$147,932	$150,314	$179,191

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth Fund								Large Cap Core Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,						Six Months Ended November 30, 2012#		Year Ended May 31,
			2012	2011		2010	2009	2008			2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$9.81		$12.04	$9.04		$8.29	$13.15	$12.91	$11.22		$12.33	$9.37	$7.92	$10.78	$11.91

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04		0.18	0.17		0.13	0.18	0.20	0.08		0.12	0.09	0.10	0.13	0.11
Net realized and unrealized gain (loss) on investments and foreign currencies	1.60		(2.22)	2.98		0.80	(4.86)	0.16	1.15		(0.73)	2.98	1.47	(2.51)	(0.65)

Total income (loss) from investment operations	1.64		(2.04)	3.15		0.93	(4.68)	0.36	1.23		(0.61)	3.07	1.57	(2.38)	(0.54)

Distributions from:
Net investment income	–		(0.19)	(0.15)		(0.18)	(0.18)	(0.12)	–		(0.11)	(0.11)	(0.12)	(0.04)	(0.09)
Net realized gain on securities	–		–	–		–	–	–	–		(0.39)	–	–	(0.44)	(0.50)
Return of capital	–		–	–		–	–	–	–		–	–	–	–	–

Total distributions	–		(0.19)	(0.15)		(0.18)	(0.18)	(0.12)	–		(0.50)	(0.11)	(0.12)	(0.48)	(0.59)

Net asset value at end of period	$11.45		$9.81	$12.04		$9.04	$8.29	$13.15	$12.45		$11.22	$12.33	$9.37	$7.92	$10.78

TOTAL RETURN(a)	16.72%		(16.96)%	35.00	%(e)	11.07%	(35.39)%	2.78%	10.96%		(4.78)%	32.94%	19.81%	(21.36)%	(4.73)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.01	%@	1.01%	1.01%		1.01%	1.01%	1.01%	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	1.11	%@	1.11%	1.12%		1.12%	1.14%	1.11%	0.87	%@	0.89%	0.85%	0.88%	0.89%	1.00%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%		0.00%	0.00%	0.00%	0.01	%@	–	0.01%	0.01%	0.02%	0.02%
Ratio of net investment income (loss) to average net assets(b)	0.79	%@	1.72%	1.53%		1.35%	2.11%	1.56%	1.39	%@	1.04%	0.85%	1.08%	1.60%	0.96%
Ratio of net investment income (loss) to average net assets(c)	0.68	%@	1.62%	1.42%		1.24%	1.97%	1.46%	1.37	%@	0.99%	0.85%	1.05%	1.56%	0.81%
Portfolio turnover rate	28%		53%	67%		79%	70%	64%	35%		106%	44%	33%	41%	62%
Number of shares outstanding at end of period (000’s)	50,469		49,532	51,294		52,207	53,649	55,226	10,795		11,170	11,843	12,406	12,312	7,869
Net assets at end of period (000’s)	$577,646		$485,839	$617,720		$471,764	$444,783	$726,258	$134,375		$125,281	$145,975	$116,227	$97,480	$84,844

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund									Mid Cap Index Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,							Six Months Ended November 30, 2012#		Year Ended May 31,
			2012	2011	2010		2009	2008				2012	2011		2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$11.48		$12.31	$9.73	$8.23		$12.45	$12.38		$19.74		$22.71	$17.30		$13.32	$23.88	$26.62

Income (loss) from investment operations:
Net investment income (loss)(d)	0.03		0.02	0.03	0.04		0.06	0.03		0.15		0.21	0.18		0.19	0.25	0.26
Net realized and unrealized gain (loss) on investments and foreign currencies	0.64		(0.82)	2.59	1.53		(4.01)	0.07		1.59		(1.74)	5.43		4.40	(8.65)	(1.05)

Total income (loss) from investment operations	0.67		(0.80)	2.62	1.57		(3.95)	0.10		1.74		(1.53)	5.61		4.59	(8.40)	(0.79)

Distributions from:
Net investment income	–		(0.03)	(0.04)	(0.07)		(0.03)	(0.03)		–		(0.26)	(0.20)		(0.25)	(0.27)	(0.30)
Net realized gain on securities	–		–	–	–		(0.24)	–		–		(1.18)	–		(0.36)	(1.89)	(1.65)
Return of capital	–		–	–	–		–	–		–		–	–		–	–	–

Total distributions	–		(0.03)	(0.04)	(0.07)		(0.27)	(0.03)		–		(1.44)	(0.20)		(0.61)	(2.16)	(1.95)

Net asset value at end of period	$12.15		$11.48	$12.31	$9.73		$8.23	$12.45		$21.48		$19.74	$22.71		$17.30	$13.32	$23.88

TOTAL RETURN(a)	5.84%		(6.45)%	27.01%	19.08	%(f)	(31.55)%	0.78	%(e)	8.81%		(6.38)%	32.54	%(e)	34.73%	(33.91)%	(2.73)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.78	%@	0.78%	0.78%	0.78%		0.79%	0.78%		0.38	%@	0.38%	0.39%		0.39%	0.40%	0.38%
Ratio of expenses to average net assets(c)	0.78	%@	0.78%	0.78%	0.78%		0.79%	0.78%		0.38	%@	0.38%	0.39%		0.39%	0.40%	0.38%
Ratio of expense reductions to average net assets	0.02	%@	0.01%	0.01%	0.00%		0.00%	0.01%		–		–	–		–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.41	%@	0.19%	0.25%	0.41%		0.61%	0.27%		1.48	%@	1.02%	0.93%		1.17%	1.64%	1.08%
Ratio of net investment income (loss) to average net assets(c)	0.41	%@	0.19%	0.25%	0.41%		0.61%	0.27%		1.48	%@	1.02%	0.93%		1.17%	1.64%	1.08%
Portfolio turnover rate	107%		173%	129%	59%		49%	49%		4%		11%	18%		12%	22%	21%
Number of shares outstanding at end of period (000’s)	28,547		29,965	32,735	35,736		38,018	41,724		116,940		122,335	120,474		121,459	123,279	112,050
Net assets at end of period (000’s)	$346,903		$343,971	$402,977	$347,731		$312,755	$519,294		$2,511,356		$2,415,464	$2,736,232		$2,101,641	$1,642,120	$2,676,198

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund								Money Market I Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,						Six Months Ended November 30, 2012#		Year Ended May 31,
			2012	2011	2010		2009	2008			2012		2011	2010		2009	2008

PER SHARE DATA
Net asset value at beginning of period	$11.83		$13.62	$9.92	$7.83		$15.03	$14.14	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05		0.01	0.01	(0.00)		0.02	0.01	0.00		0.00		0.00	0.00		0.01	0.04
Net realized and unrealized gain (loss) on investments and foreign currencies	0.26		(1.74)	3.70	2.14		(5.95)	1.23	0.00		0.00		(0.00)	0.00		–	–

Total income (loss) from investment operations	0.31		(1.73)	3.71	2.14		(5.93)	1.24	0.00		0.00		0.00	0.00		0.01	0.04

Distributions from:
Net investment income	–		(0.06)	(0.01)	(0.05)		–	–	(0.00)		(0.00)		(0.00)	(0.00)		(0.01)	(0.04)
Net realized gain on securities	–		–	–	–		(1.27)	(0.35)	–		–		–	(0.00)		–	–
Return of capital	–		–	–	–		–	–	–		–		–	–		–	–

Total distributions	–		(0.06)	(0.01)	(0.05)		(1.27)	(0.35)	(0.00)		(0.00)		(0.00)	(0.00)		(0.01)	(0.04)

Net asset value at end of period	$12.14		$11.83	$13.62	$9.92		$7.83	$15.03	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

TOTAL RETURN(a)	2.62%		(12.67)%	37.37%	27.35	%(f)	(37.52)%	8.71%	0.01%		0.01	%(e)	0.01%	0.04	%(e)	1.33%	3.82%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.84%	0.85%		0.85%	0.84%	0.22	%@	0.17%		0.24%	0.41%		0.54%	0.51%
Ratio of expenses to average net assets(c)	0.87	%@	0.86%	0.84%	0.86%		0.87%	0.84%	0.52	%@	0.52%		0.52%	0.55%		0.59%	0.51%
Ratio of expense reductions to average net assets	0.02	%@	0.01%	0.02%	0.04%		0.04%	0.01%	–		–		–	–		–	–
Ratio of net investment income (loss) to average net assets(b)	0.74	%@	0.09%	0.10%	(0.09)%		0.21%	0.03%	0.01	%@	0.01%		0.01%	0.03%		1.31%	3.72%
Ratio of net investment income (loss) to average net assets(c)	0.73	%@	0.08%	0.10%	(0.10)%		0.19%	0.03%	(0.29	)%@	(0.33)%		(0.27)%	(0.10)%		1.26%	3.72%
Portfolio turnover rate	29%		62%	134%	239%		293%	151%	N/A		N/A		N/A	N/A		N/A	N/A
Number of shares outstanding at end of period (000’s)	19,366		20,800	25,052	25,009		26,125	24,438	388,310		409,147		474,285	542,000		612,933	572,369
Net assets at end of period (000’s)	$235,149		$246,037	$341,241	$248,109		$204,470	$367,295	$387,655		$408,487		$473,443	$541,159		$611,356	$572,434

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Nasdaq-100® Index Fund								Science & Technology Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,						Six Months Ended November 30, 2012#		Year Ended May 31,
			2012	2011	2010		2009	2008			2012	2011	2010		2009		2008

PER SHARE DATA
Net asset value at beginning of period	$6.03		$6.45	$5.03	$3.89		$5.62	$5.34	$15.84		$17.57	$12.93	$9.98		$14.41		$13.67

Income (loss) from investment operations:
Net investment income (loss)(d)	0.03		0.04	0.02	0.01		0.01	0.01	0.02		(0.01)	(0.03)	(0.02)		0.01		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.37		0.31	1.41	1.14		(1.68)	0.27	0.82		(1.72)	4.67	2.98		(4.44)		0.75

Total income (loss) from investment operations	0.40		0.35	1.43	1.15		(1.67)	0.28	0.84		(1.73)	4.64	2.96		(4.43)		0.74

Distributions from:
Net investment income	–		(0.02)	(0.01)	(0.01)		(0.01)	–	–		–	(0.00)	(0.01)		–		–
Net realized gain on securities	–		(0.75)	–	–		(0.05)	–	–		–	–	–		–		–
Return of capital	–		–	–	–		–	–	–		–	–	–		–		–

Total distributions	–		(0.77)	(0.01)	(0.01)		(0.06)	–	–		–	(0.00)	(0.01)		–		–

Net asset value at end of period	$6.43		$6.03	$6.45	$5.03		$3.89	$5.62	$16.68		$15.84	$17.57	$12.93		$9.98		$14.41

TOTAL RETURN(a)	6.63%		6.91%	28.53%	29.60	%(f)	(29.36)%	5.32%	5.30%		(9.85)%	35.89%	29.67	%(f)	(30.74	)%(e)	5.41%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.53	%@	0.53%	0.53%	0.54%		0.55%	0.56%	1.02	%@	1.02%	1.02%	1.02%		1.06%		1.00%
Ratio of expenses to average net assets(c)	0.56	%@	0.59%	0.63%	0.60%		0.66%	0.60%	1.02	%@	1.02%	1.02%	1.02%		1.06%		1.00%
Ratio of expense reductions to average net assets	–		–	–	–		–	–	0.01	%@	0.01%	0.01%	0.02%		0.01%		0.01%
Ratio of net investment income (loss) to average net assets(b)	1.05	%@	0.59%	0.43%	0.25%		0.35%	0.27%	0.20	%@	(0.10)%	(0.22)%	(0.20)%		0.09%		(0.11)%
Ratio of net investment income (loss) to average net assets(c)	1.02	%@	0.52%	0.33%	0.18%		0.24%	0.23%	0.20	%@	(0.10)%	(0.22)%	(0.20)%		0.09%		(0.11)%
Portfolio turnover rate	2%		12%	29%	6%		9%	8%	40%		113%	111%	138%		150%		145%
Number of shares outstanding at end of period (000’s)	28,526		27,028	19,713	20,423		18,892	17,471	42,631		45,092	50,582	54,912		56,476		63,061
Net assets at end of period (000’s)	$183,391		$162,983	$127,160	$102,703		$73,521	$98,269	$711,282		$714,118	$888,918	$710,097		$563,610		$908,590

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.07% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Aggressive Growth Fund								Small Cap Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,						Six Months Ended November 30, 2012#		Year Ended May 31,
			2012	2011	2010		2009	2008			2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$10.33		$12.63	$9.84	$7.05		$11.17	$11.71	$10.33		$11.22	$8.31	$6.39	$9.82	$13.22

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.04)		(0.06)	(0.06)	(0.05)		(0.03)	(0.05)	0.03		0.00	0.01	0.01	0.03	0.04
Net realized and unrealized gain (loss) on investments and foreign currencies	0.84		(1.46)	2.85	2.84		(3.17)	(0.49)	0.87		(0.88)	2.92	1.95	(2.98)	(2.04)

Total income (loss) from investment operations	0.80		(1.52)	2.79	2.79		(3.20)	(0.54)	0.90		(0.88)	2.93	1.96	(2.95)	(2.00)

Distributions from:
Net investment income	–		–	–	(0.00)		–	–	–		(0.01)	(0.02)	(0.04)	(0.04)	–
Net realized gain on securities	–		(0.78)	–	–		(0.92)	–	–		–	–	–	(0.44)	(1.40)
Return of capital	–		–	–	–		–	–	–		–	–	–	–	–

Total distributions	–		(0.78)	–	(0.00)		(0.92)	–	–		(0.01)	(0.02)	(0.04)	(0.48)	(1.40)

Net asset value at end of period	$11.13		$10.33	$12.63	$9.84		$7.05	$11.17	$11.23		$10.33	$11.22	$8.31	$6.39	$9.82

TOTAL RETURN(a)	7.74%		(11.72)%	28.35%	39.59	%(e)	(26.42)%	(4.59)%	8.71%		(7.81)%	35.24%	30.65%	(29.56)%	(15.29)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.99	%@	0.99%	0.99%	0.99%		0.99%	1.00%	0.93	%@	0.93%	0.93%	0.94%	0.95%	0.95%
Ratio of expenses to average net assets(c)	1.06	%@	1.10%	1.05%	1.10%		1.12%	1.14%	1.06	%@	1.05%	1.05%	1.06%	1.07%	1.05%
Ratio of expense reductions to average net assets	–		–	0.04%	0.02%		0.01%	0.03%	0.01	%@	0.01%	0.01%	0.01%	0.01%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.69	)%@	(0.59)%	(0.62)%	(0.56)%		(0.37)%	(0.52)%	0.46	%@	0.01%	0.05%	0.13%	0.40%	0.31%
Ratio of net investment income (loss) to average net assets(c)	(0.76	)%@	(0.70)%	(0.68)%	(0.66)%		(0.50)%	(0.66)%	0.33	%@	(0.11)%	(0.07)%	0.00%	0.28%	0.21%
Portfolio turnover rate	49%		169%	42%	73%		74%	98%	14%		39%	38%	37%	40%	119%
Number of shares outstanding at end of period (000’s)	6,659		6,994	7,230	8,809		6,553	5,823	27,404		28,964	31,857	34,509	37,152	39,852
Net assets at end of period (000’s)	$74,089		$72,224	$91,326	$86,711		$46,179	$65,033	$307,839		$299,145	$357,571	$286,788	$237,444	$391,306

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Index Fund							Small Cap Special Values Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,					Six Months Ended November 30, 2012#		Year Ended May 31,
			2012	2011	2010	2009	2008			2012	2011	2010		2009	2008

PER SHARE DATA
Net asset value at beginning of period	$14.03		$15.60	$12.15	$9.43	$15.80	$19.41	$8.99		$9.67	$8.08	$6.03		$9.73	$12.62

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13		0.18	0.13	0.11	0.18	0.23	0.04		0.05	0.06	0.05		0.10	0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	1.08		(1.61)	3.44	3.06	(5.35)	(2.27)	0.58		(0.66)	1.59	2.12		(3.43)	(2.31)

Total income (loss) from investment operations	1.21		(1.43)	3.57	3.17	(5.17)	(2.04)	0.62		(0.61)	1.65	2.17		(3.33)	(2.19)

Distributions from:
Net investment income	–		(0.14)	(0.12)	(0.18)	(0.23)	(0.20)	–		(0.07)	(0.06)	(0.12)		(0.10)	(0.09)
Net realized gain on securities	–		–	–	(0.27)	(0.97)	(1.37)	–		–	–	–		(0.27)	(0.61)
Return of capital	–		–	–	–	–	–	–		–	–	–		–	–

Total distributions	–		(0.14)	(0.12)	(0.45)	(1.20)	(1.57)	–		(0.07)	(0.06)	(0.12)		(0.37)	(0.70)

Net asset value at end of period	$15.24		$14.03	$15.60	$12.15	$9.43	$15.80	$9.61		$8.99	$9.67	$8.08		$6.03	$9.73

TOTAL RETURN(a)	8.62%		(9.13)%	29.44%	34.01%	(32.19)%	(10.71)%	6.90%		(6.27)%	20.40%	36.20	%(e)	(33.97)%	(17.39)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.44	%@	0.44%	0.44%	0.46%	0.47%	0.42%	0.90	%@	0.90%	0.90%	0.90%		0.90%	0.90%
Ratio of expenses to average net assets(c)	0.44	%@	0.44%	0.44%	0.46%	0.47%	0.42%	0.92	%@	0.93%	0.92%	0.98%		0.96%	0.92%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.01	%@	0.01%	0.01%	0.01%		0.04%	0.03%
Ratio of net investment income (loss) to average net assets(b)	1.77	%@	1.26%	0.95%	0.98%	1.65%	1.34%	0.87	%@	0.59%	0.65%	0.69%		1.48%	1.09%
Ratio of net investment income (loss) to average net assets(c)	1.77	%@	1.26%	0.95%	0.98%	1.65%	1.34%	0.84	%@	0.57%	0.63%	0.61%		1.42%	1.07%
Portfolio turnover rate	10%		14%	13%	15%	24%	20%	29%		60%	41%	98%		67%	51%
Number of shares outstanding at end of period (000’s)	54,734		57,427	62,750	66,604	67,300	62,690	20,942		20,167	23,569	25,867		26,857	26,379
Net assets at end of period (000’s)	$834,255		$805,784	$978,592	$809,018	$634,336	$990,398	$201,223		$181,376	$227,951	$209,121		$162,069	$256,767

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small-Mid Growth Fund									Stock Index Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,							Six Months Ended November 30, 2012#		Year Ended May 31,
			2012		2011	2010		2009	2008			2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$10.56		$11.72		$8.54	$6.79		$10.05	$11.65	$24.50		$26.71	$21.93	$19.06	$34.60	$39.80

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02		(0.05)		(0.06)	(0.05)		0.01	(0.03)	0.26		0.45	0.41	0.37	0.53	0.60
Net realized and unrealized gain (loss) on investments and foreign currencies	0.46		(1.11)		3.24	1.82		(2.98)	(1.57)	1.98		(0.76)	5.12	3.66	(12.20)	(3.30)

Total income (loss) from investment operations	0.48		(1.16)		3.18	1.77		(2.97)	(1.60)	2.24		(0.31)	5.53	4.03	(11.67)	(2.70)

Distributions from:
Net investment income	–		–		(0.00)	(0.02)		(0.01)	–	–		(0.46)	(0.43)	(0.49)	(0.70)	(0.61)
Net realized gain on securities	–		–		–	–		(0.28)	–	–		(1.44)	(0.32)	(0.67)	(3.17)	(1.89)
Return of capital	–		–		–	–		–	–	–		–	–	–	–	–

Total distributions	–		–		(0.00)	(0.02)		(0.29)	–	–		(1.90)	(0.75)	(1.16)	(3.87)	(2.50)

Net asset value at end of period	$11.04		$10.56		$11.72	$8.54		$6.79	$10.05	$26.74		$24.50	$26.71	$21.93	$19.06	$34.60

TOTAL RETURN(a)	4.55%		(9.90	)%(f)	37.24%	26.03	%(e)	(29.01)%	(13.73)%	9.14%		(0.76)%	25.55%	21.06%	(32.99)%	(6.98)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.00	%@	1.00%		1.00%	1.00%		1.00%	1.00%	0.37	%@	0.37%	0.38%	0.38%	0.39%	0.35%
Ratio of expenses to average net assets(c)	1.06	%@	1.06%		1.15%	1.09%		1.15%	1.03%	0.37	%@	0.37%	0.38%	0.38%	0.39%	0.35%
Ratio of expense reductions to average net assets	0.01	%@	0.02%		0.02%	0.04%		0.06%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.29	%@	(0.52)%		(0.61)%	(0.63)%		0.01%	(0.33)%	1.95	%@	1.83%	1.70%	1.70%	2.31%	1.64%
Ratio of net investment income (loss) to average net assets(c)	0.23	%@	(0.58)%		(0.76)%	(0.72)%		(0.14)%	(0.36)%	1.95	%@	1.83%	1.70%	1.70%	2.31%	1.64%
Portfolio turnover rate	47%		120%		155%	74%		91%	196%	1%		3%	11%	7%	7%	5%
Number of shares outstanding at end of period (000’s)	9,138		9,581		10,329	11,165		11,464	11,803	133,625		138,507	132,974	136,381	130,783	124,600
Net assets at end of period (000’s)	$100,861		$101,132		$121,033	$95,319		$77,843	$118,628	$3,572,537		$3,393,666	$3,551,607	$2,990,589	$2,493,280	$4,311,083

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement from an affiliate.
(f)	The Fund’s performance was increased by 0.26% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Value Fund
	Six Months Ended November 30, 2012#		Year Ended May 31,
			2012	2011	2010	2009		2008

PER SHARE DATA
Net asset value at beginning of period	$9.63		$10.28	$8.28	$7.20	$11.01		$13.41

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.18	0.10	0.05	0.15		0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	0.95		(0.70)	1.97	1.20	(3.76)		(1.65)

Total income (loss) from investment operations	1.05		(0.52)	2.07	1.25	(3.61)		(1.50)

Distributions from:
Net investment income	–		(0.13)	(0.07)	(0.17)	(0.09)		(0.04)
Net realized gain on securities	–		–	–	–	(0.11)		(0.86)
Return of capital	–		–	–	–	–		–

Total distributions	–		(0.13)	(0.07)	(0.17)	(0.20)		(0.90)

Net asset value at end of period	$10.68		$9.63	$10.28	$8.28	$7.20		$11.01

TOTAL RETURN(a)	10.90%		(5.00)%	25.03%	17.30%	(32.55	)%(e)	(11.44)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%	0.85%	0.85%		0.88%
Ratio of expenses to average net assets(c)	0.96	%@	0.97%	0.93%	0.94%	0.94%		0.93%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	1.83	%@	1.87%	1.10%	0.56%	1.89%		1.39%
Ratio of net investment income (loss) to average net assets(c)	1.72	%@	1.75%	1.02%	0.47%	1.79%		1.34%
Portfolio turnover rate	11%		13%	157%	105%	173%		142%
Number of shares outstanding at end of period (000’s)	8,506		10,469	14,825	18,716	21,631		25,199
Net assets at end of period (000’s)	$90,867		$100,820	$152,457	$155,035	$155,725		$277,346

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

At an in-person meeting held on August 13-14, 2012, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to each Fund the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC I (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC I (collectively, the “Sub-advisory Agreements”): American Century Investment Management, Inc. (“American Century”), Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”); BlackRock Investment Management, LLC (“BlackRock”); Bridgeway Capital Management, Inc. (“Bridgeway Capital”); Century Capital Management, LLC (“Century Capital”); Dreman Value Management, LLC (“Dreman”), Franklin Advisers, Inc. (“Franklin”); Goldman Sachs Asset Management, L.P. (“GSAM”); Invesco Advisers, Inc. (“Invesco”); ; Massachusetts Financial Services Company (“MFS”); Morgan Stanley Investment Management, Inc. (“Morgan Stanley”); PineBridge Investments, LLC (“PineBridge”), RCM Capital Management, LLC (“RCM”); RS Investment Management Co. LLC (“RS Investments”); SunAmerica Asset Management Corp. (“SAAMCo”); T. Rowe Price Associates, Inc. (“T. Rowe Price”); Templeton Global Advisors, Limited (“Templeton Global”); Templeton Investment Counsel, LLC (“Templeton Investment”); Wellington Management Company, LLP (“Wellington Management”); and Wells Capital Management Incorporated (“Wells Capital”). The Investment Advisory Agreement and Sub-advisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each series of VC I (each a “Fund,” and collectively, the “Funds”), compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-Adviser Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies to the Funds and which are advised or managed by VALIC or SAAMCo, an affiliated Sub-Adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates; (8) the terms of the Advisory Contracts; and (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in executive sessions held at a July 9-10, 2012 special meeting and executive sessions held during the August 2012 meeting during which such independent counsel provided guidance to the Independent Directors. The continuation of all Advisory Contracts was approved at the August 2012 meeting for a one-year term beginning September 1, 2012 and ending August 31, 2013.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC I. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC I is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC I’s prospectus and statement of additional information.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC I, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Investment Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also reviewed each Sub-adviser’s brokerage practices. The Board also considered each Sub-adviser’s risk management processes.

The Board reviewed VALIC’s and SAAMCo’s compliance program and personnel. It was noted that SAAMCo is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VC I Funds and VALIC Company II (“VC II”) Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisor Expense Universe and, in some cases as noted below, the Subadvisor Expense Group. It was noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SAAMCo with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the Funds.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may have included one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below.

The Board received and reviewed information prepared by management and by an independent third-party regarding the Funds’ investment performance compared against their benchmarks and their respective Performance Groups/Universes. It was noted that performance information provided by the independent third-party was for the period ended April 30, 2012 and that benchmark information presented by management was through the period ended June 30, 2012.

•

Asset Allocation Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Group/Universe. The Board also noted that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Fund’s sub-advisory fees were below the median of its Subadvisor Expense universe. The Board considered that breakpoints were implemented to the Fund’s advisory and sub-advisory fee schedules in March 2010. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods and outperformed its Lipper peer index for the same periods. The Board also noted that the Fund outperformed its blended benchmark for the three- and five-year periods and underperformed its blended benchmark for the one-year period. The Board concluded that the Fund’s performance was satisfactory.

•

Blue Chip Growth Fund (sub-advised by T. Rowe Price). The Board considered that the Fund’s actual advisory fee was at the median of its Expense Group and above the median of its Expense Universe. The Board also noted that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2013.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its Lipper peer index and its benchmark, the S&P 500® Index, for the same periods. The Board concluded that the Fund’s performance was satisfactory.

•

Broad Cap Value Income Fund (sub-advised by Barrow Hanley). The Board considered that the Fund’s actual advisory fees were above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total net expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2013.

The Board considered that the Fund’s performance was above the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its Lipper peer index for the same periods. The Board also considered that the Fund outperformed its benchmark, the Russell 1000® Value Index, for the five-year period and underperformed its benchmark for the one- and three-year periods. The Board concluded that the Fund’s performance was satisfactory.

•

Capital Conservation Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees and total net expenses were above the medians of its Expense Group/Universe. It was also noted that the Fund’s sub-advisory fees were above the median of the Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund’s performance was at the median of its Performance Group for the one-year period and below the median of its Performance Group for the three- and five-year periods. The Board also noted that the Fund was above the median of its Performance Universe for the three-year period and below the median of its Performance Universe for the one- and five-year periods. The Board also considered that the Fund underperformed its Lipper peer index for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, for the one- and three-year periods and underperformed the index for the five-year period. The Board considered management’s discussion of the Fund’s more recent improved performance relative to its peers, and concluded that performance is being addressed.

•

Core Equity Fund (sub-advised by BlackRock). The Board noted that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total net expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund’s actual sub-advisory fees were below the median of the Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2013.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe for the one- and five-year periods and below the median of its Performance Group/Universe for the three-year period. The Board also noted that the Fund outperformed its Lipper peer index for the one-, three- and five-year periods and underperformed its benchmark, the Russell 1000® Index, for the same periods. The Board considered management’s discussion of the Fund’s performance. The Board noted that management is monitoring the Fund. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

•

Dividend Value Fund (sub-advised by BlackRock and SAAMCo). The Board considered that the Fund’s actual advisory fees were at the median of its Expense Group and above the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the median of its Subadvisor Expense Universe. The Board also noted that total net expenses were at the median of the Fund’s Expense Group and below the median of the Fund’s Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2013. The Board also noted that the Fund’s contractual management fee payable to VALIC was lowered in June 2010 and that the Fund’s expense limitation was lowered in August 2010.

The Board considered that the Fund’s performance was above the median of its Performance Universe for the one- and three-year periods and below the median for the five-year period. The Board also noted that the Fund’s performance was above the median of its Performance Group for the one- and three-year periods and at the median for the five-year period. The Board further noted that the Fund outperformed its Lipper peer index for the one- and three-year periods and underperformed the Lipper peer index for the five-year period. The Board also considered that the Fund outperformed the Russell 1000® Value Index for the one-, three- and five- year periods. The Board also noted that on June 7, 2010, the Fund’s investment strategy changed and BlackRock and SAAMCo replaced the previous sub-adviser. The Board considered that the Fund’s performance for periods beyond the one-year period represented the performance of the previous sub-adviser which utilized a different investment strategy. The Board also considered the Fund’s strong performance subsequent to the subadviser change. The Board concluded that the Fund’s performance was satisfactory in light of all the factors considered.

•

Emerging Economies Fund (formerly, Global Equity Fund) (sub-advised by JPMIM). The Board considered that the Fund’s actual advisory fees and total net expenses were below the medians of its Expense Group/Universe. The Board also considered that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe for the one-year period and below the medians for the three- and five-year periods. The Board also noted that the Fund outperformed its Lipper peer index and its benchmark, the MSCI Emerging Markets Index, for the one-year period and underperformed the index and benchmark for the three- and five- year periods. The Board considered management’s discussion of the Fund’s performance. The Board noted that JPMIM assumed sub-advisory responsibility for the Fund on October 1, 2011 and that the Fund’s performance prior to that time was attributable to the prior sub-advisor. The Board also considered the Fund’s strong performance subsequent to the subadviser change. The Board concluded that the Fund’s performance was being addressed.

•

Foreign Value Fund (sub-advised by Templeton Global). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also considered that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Universe and above the median of its Subadvisor Expense Group.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe and Lipper peer index for the three- and five-year periods and below its Performance Group/Universe and Lipper peer index for the one-year period. The Board also considered that the Fund unperformed its benchmark, the MSCI EAFE Index, for the one- and three- year periods and outperformed the benchmark for the five-year period. The Board considered management’s discussion of performance including the factors that contributed to the Fund’s underperformance relative to its peers and concluded that the Fund’s overall performance was satisfactory.

•

Global Real Estate Fund (sub-advised by GSAM and Invesco). The Board considered that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2013.

The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe and underperformed its Lipper peer index for the one- and three-year periods. The Board also noted that the Fund underperformed its benchmark, the FTSE EPRA/NAREIT Developed Index, for the one- and three-year periods. The Board considered management’s discussion of the Fund’s performance, including the peer group in which the Fund was placed and the effects of the Fund’s repositioning which occurred in June 2011. The Board concluded that the Fund’s performance is being addressed.

•

Global Social Awareness Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees and total net expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund’s performance was above the median of its Performance Group/Universe and its Lipper peer index for the one-year period and below the medians of its Performance Group/Universe and Lipper peer index for the three- and five-year periods. The Board also noted that the Fund outperformed its benchmark, the MSCI World Index, for the three- and five-year periods and underperformed the benchmark for the one-year period. The Board also noted the Fund’s more recent improved performance relative to its peers. The Board also noted management’s discussion of the Fund’s performance and concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Global Strategy Fund (sub-advised by Franklin and Templeton Investment). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Universe and at the median of its Expense Group. It was also noted that total expenses were below the medians of its Expense Group/Universe. The Board also considered that the Fund’s actual sub-advisory fees were above the median of its Sub-Advisor Expense Universe.

The Board considered that the Fund’s performance was above the median of its Performance Group for the one- and five- year periods and below the median of its Performance Group for the three- year period. The Board also noted that the Fund’s performance was equal to the median of its Performance Universe for the one- and five-year periods and above the median for the three-year period. The Board noted that the Fund outperformed its Lipper peer index for the one-, three- and five-year

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

periods and outperformed its benchmark, the MSCI ACWI Index for the one- and five-year periods. It was noted that the Fund underperformed its benchmark for the three-year period. The Board considered management’s discussion of the Fund’s performance. It was noted management is monitoring the Fund. The Board concluded that the Fund’s overall performance has been satisfactory.

•

Government Securities Fund (sub-advised by SAAMCo and JPMIM). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe. The Board also noted that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board considered that the Fund’s actual sub-advisory fees were at the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2013.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe and outperformed its Lipper peer index for the one- year period. The Board also considered that the Fund’s performance was below the medians of its Performance Group/Universe and underperformed its Lipper peer index for the three- and five-year periods. The Board also considered that the Fund underperformed its benchmark, the BofA ML U.S. Treasury Master Index, for the three- and five-year periods and outperformed its benchmark for the one-year period. The Board noted management’s discussion of the Fund’s performance. The Board noted that JPMIM was added as sub-adviser for the Fund effective November 14, 2011. The Board also considered the Fund’s improved performance subsequent to the addition of JPMIM. The Board considered management’s continued monitoring of the Fund and concluded that the Fund’s performance is being addressed.

•

Growth & Income Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total net expenses were below the medians of its Expense Group/Universe. The Board noted that the Fund’s sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2013.

The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe and underperformed its Lipper peer index for the one-, three- and five- year periods. The Board also considered that the Fund underperformed its benchmark, the S&P 500® Index, for the one-, three- and five-year periods. The Board noted management’s discussion of the Fund’s performance, including the factors that contributed to the Fund’s underperformance relative to its peers, as well as management’s continued monitoring of the Fund. The Board also noted that a new investment sleeve was added to the Fund in March 2010. The Board concluded that the Fund’s performance is being addressed.

•

Growth Fund (sub-advised by American Century). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe. In addition, the Board considered that the Fund’s total net expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2013. The Board also considered that the Fund’s advisory and sub-advisory fee schedules were reduced effective October 1, 2009.

The Board noted that the Fund’s performance was above the medians of its Performance Group/Universe and that it outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also noted that the Fund underperformed its benchmark, the Russell 1000® Growth Index, for the one- and three-year periods and outperformed its benchmark for the five-year period. The Board concluded that the Fund’s performance was satisfactory.

•

Health Sciences Fund (sub-advised by T. Rowe Price). The Board considered that the Fund’s actual advisory fees and total net expenses were above the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund’s performance was above the median of its Performance Group/Universe and outperformed its Lipper peer index and its benchmark, the S&P 500® Healthcare Index, for the one-, three- and five-year periods. The Board concluded that the Fund’s performance was satisfactory.

•

Inflation Protected Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board noted the relatively small number of funds in its Expense and Subadvisor Expense Groups. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2013.

The Board noted that the Fund was above the median of its Performance Group for the three- year period and below the median for the one- and five- year periods. The Board also considered that the Fund was above the median of its Performance Universe for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its Lipper peer index for the one-, three- and five- year periods. The Board considered that the Fund outperformed its benchmark, the Barclays U.S. TIPS Index, for the three-year period and underperformed the benchmark for the one- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted management’s continued monitoring of the Fund’s performance and concluded that the Fund’s overall performance was satisfactory.

•

International Equities Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe and that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board took into account that the Fund’s advisory and sub-advisory fee schedules were reduced in March 2010.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board considered that the Fund’s performance was below the median of its Performance Group for the one- and five-year periods and at the median for the three- year period. The Board also considered that the Fund’s performance was below the median of its Performance Universe and that the Fund underperformed its Lipper peer index for the one-, three- and five-year periods. In addition, the Board noted that the Fund underperformed its benchmark, the MSCI EAFE Index for the one-, three- and five-year periods. The Board also noted management’s discussion of the Fund’s performance, including changes implemented to the Fund’s investment strategies in 2011. The Board noted management’s continued monitoring of the Fund and concluded that the Fund’s performance is being addressed.

•

International Government Bond Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Universe.

The Board considered that the Fund was above the median of its Performance Group for the one- and three-year periods and below the median of its Performance Group for the five-year period. The Board also considered that the Fund was above the median of its Performance Universe for the one-year period and below the median for the three- and five-year periods. In addition, the Board noted that the Fund outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. Finally, the Board noted that the Fund outperformed its blended benchmark for the three-year period and underperformed the blended benchmark for the one- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and concluded that the Fund’s overall performance was satisfactory.

•

International Growth Fund (sub-advised by American Century, Invesco and MFS). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe. The Board also considered that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2013.

The Board considered that the Fund’s performance was above the median of its Performance Universe and below the median of its Performance Group for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its Lipper peer index for the one-, three- and five- year periods. In addition, the Fund outperformed its benchmark, the MSCI EAFE Index, for the one-, three- and five-year periods. The Board took into account management’s discussion of the factors that contributed to the Fund’s underperformance relative to its Performance Group. The Board concluded that the Fund’s performance was satisfactory.

•

Large Cap Core Fund (sub-advised by Columbia). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe. In addition, the Board noted that the Fund’s total net expenses were below the medians of its Expense Group/Universe. The Board considered that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2013.

The Board considered that the Fund was above the medians of its Performance Group/Universe for the three- and five year periods and below the medians for the one-year period. The Board also noted that the Fund outperformed its Lipper peer index for the three- and five-year periods and underperformed the index for the one-year period. The Board also considered that the Fund outperformed its benchmark, the S&P 500® Index, for the five-year period and underperformed its benchmark for the one- and three-year periods. The Board noted that Columbia replaced the Fund’s previous subadviser effective November 14, 2011. The Board concluded that Fund’s overall performance was satisfactory.

•

Large Capital Growth Fund (sub-advised by SAAMCo and Invesco). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2013.

The Board considered that the Fund was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also noted that the Fund underperformed its Lipper peer index and its benchmark, the Russell 1000 Growth Index, for the one-, three- and five-year periods. The Board noted management’s discussion of the Fund’s performance including the factors that contributed to the Fund’s underperformance relative to its peers, as well as management’s continued monitoring of the Fund and concluded that the Fund’s performance is being addressed.

•

Mid Cap Index Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees and total expenses were at the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its Lipper peer index for the one-, three- and five- year periods. The Board also considered that the Fund underperformed its benchmark, the S&P MidCap 400 Index, for the one-, three- and five-year periods. The Board also considered the Fund’s historic tracking error. The Board concluded that the Fund’s performance was satisfactory.

•

Mid Cap Strategic Growth Fund (sub-advised by RCM and Morgan Stanley). The Board considered that the Fund’s actual advisory fees and total net expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were at the median of its Subadvisor Expense Universe and below the median of its Subadvisor Expense Group. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2013.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board considered that the Fund was above the median of its Performance Group/Universe for the five-year period and below the medians for the one- and three-year periods. The Board also considered that the Fund underperformed its Lipper peer index and its benchmark, the Russell Midcap® Growth Index, for the one-, three- and five-year periods. The Board noted management’s discussion of the Fund’s performance, including its continued monitoring of the Fund and the change of a co-sub-adviser in March 2011. The Board concluded that the Fund’s performance was being addressed.

•

Money Market I Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that total expenses were below the medians of its Expense Group/Universe. In addition, the Board considered that the Fund’s actual sub-advisory fees were at the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses and noted the relatively small range among the expense ratios of the funds in the Fund’s Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2013 and that VALIC has contributed capital to support the Fund’s current yield.

The Board considered that the Fund’s performance was at the median of its Performance Group for the one-year period, above the median for the three-year period and below the median for the five- year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the one- and three-year periods and below the median for the five-year period. The Board also considered that the Fund underperformed the its Lipper peer index for the three- and five- year periods and was equal to its Lipper peer index for the one-year period. In addition, the Board noted that the Fund underperformed its benchmark, the T-Bill 3 Month Index, for the one- and three-year periods and outperformed its benchmark for the five-year period. The Board took into account the relatively small range in performance returns among the Performance Group/Universe. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Nasdaq-100® Index Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe and that the Fund’s total expenses were below the median of its Expense Universe and above the median of its Expense Group. The Board noted that the Fund’s actual sub-advisory fees were at medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2013. The Board also considered management’s discussion of the Fund’s expenses and of the appropriateness of the Fund’s peer group. The Board also noted that breakpoints were implemented to the Fund’s advisory and sub-advisory fee schedules in December 2009 and that the Fund’s expense limitation on total expenses was reduced in October 2009.

The Board considered that the Fund’s performance was slightly below the median of its Performance Group for the one-year period and above the median for the three- and five- year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Board noted that there was only one other fund in the Fund’s Performance Group. The Board considered that the Fund slightly underperformed its benchmark, the Nasdaq-100® Index for the one-, three- and five-year periods. The Board also considered the Fund’s historic tracking error. The Board concluded that the Fund’s performance was satisfactory.

•

Science & Technology Fund (sub-advised by RCM, T. Rowe Price and Wellington Management). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe. The Board also considered that the Fund’s total net expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund’s actual sub-advisory fees were above the median of its Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund’s performance was above the median of its Performance Group for the one- and three-year periods and below the median for the five-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the three- and five-year periods and at the median for the one-year period. The Board further noted that the Fund outperformed its Lipper peer index for the three- and five-year periods and underperformed the index for the one- year period. The Fund underperformed its benchmark, the S&P North American Technology Index, for the one-, three- and five-year periods. The Board noted the limited size of the Fund’s Performance Group. The Board considered management’s discussion of the Fund’s performance relative to its benchmark, including management’s continued monitoring of the Fund, and concluded that the Fund’s overall performance was satisfactory.

•

Small Cap Aggressive Growth Fund (sub-advised by RS Investments). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total net expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2013.

The Board considered that the Fund was below the medians of its Performance Group/Universe and underperformed its Lipper peer index for the one-year and three-year periods. The Board also noted that the Fund’s performance was equal to the median of its Performance Group and outperformed its Lipper peer index for the five-year period. The Board also noted that the Fund’s performance was above the median of its Performance Universe for the five-year period. The Board also considered that the Fund underperformed its benchmark, the Russell 2000® Growth Index, for the one- and three-year periods and outperformed the benchmark for the five-year period. It was also noted that the sub-adviser assumed responsibility for the Fund on August 22, 2011, and that performance prior to that date represents that of the previous subadviser. The Board concluded that the Fund’s performance was being addressed.

•

Small Cap Fund (sub-advised by Bridgeway Capital, Invesco and T. Rowe Price). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2013.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe for the one- and three-year periods. The Board also noted that the Fund’s performance was above the median of its Performance Universe and at the median of its Performance Group for the five year period. The Board considered

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

that the Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark, the Russell 2000 Index for the three-year period and underperformed the benchmark for the one- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and concluded that Fund’s performance was satisfactory.

•

Small Cap Index Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe and that the Fund’s total expenses were equal to the median of the Expense Group and below the median of the Expense Universe. In addition, the Board noted that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe for the one-year period and above the medians for the three- and five-year periods. The Board considered that the Fund underperformed its Lipper peer index for the one- and five-year periods and outperformed the index for the three-year period. The Board noted that the Fund slightly underperformed its benchmark, the Russell 2000 Index, for the one-, three- and five-year periods. The Board also considered the Fund’s tracking error versus its benchmark. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

•

Small Cap Special Values Fund (sub-advised by Wells Capital and Dreman). The Board considered that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe and that its total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2013.

The Board noted that the Fund’s performance was above the medians of its Performance Group/Universe for the one-year period and below the medians of its Performance Group/Universe for the three- and five-year periods. The Board also considered that the Fund outperformed its Lipper peer index for the one- and three-year periods and underperformed the index for the five-year period. In addition, the Board noted that the Fund underperformed its benchmark, the Russell 2000 Value Index, for the one-, three- and five-year periods. The Board also noted that Dreman replaced Putnam Investment Management, LLC in September 2009 as one of the Fund’s sub-advisers. The Board took into account management’s discussion of the Fund’s performance. The Board also took into account the Fund’s more recent improved performance relative to its peers. The Board considered management’s continued monitoring of the Fund and concluded that performance is being addressed.

•

Small-Mid Growth Fund (sub-advised by Century Capital and Wells Capital). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total net expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2013.

The Board noted that the Fund’s performance was below the median of its Performance Group for the three- and five-year periods and above the median for the one-year period. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the one-, three- and five-year periods. The Board also noted that the Fund underperformed its Lipper peer index for the three- and five-year periods and outperformed the index for the one-year period. The Board considered that the Fund underperformed its benchmark, the Russell 2000® Growth Index, for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, the addition of Century Capital as a co-sub-adviser in August 2010, and its continued monitoring of the Fund and concluded that the Fund’s performance is being addressed.

•

Stock Index Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe, and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund’s performance was below the median of its Performance Group for the one- and five-year periods and above the median of its Performance Group for the three-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the one-, three- and five-year periods. The Board considered that the Fund outperformed its Lipper peer index for the one- and three-year periods and underperformed the Lipper peer index for the five-year period. The Board also noted that the Fund underperformed its benchmark, the S&P 500 Index, for the one-, three-, and five-year periods. The Board also considered the Fund’s tracking error versus its benchmark. The Board took into account management’s discussion of the Fund’s performance and concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

•

Value Fund (sub-advised by Wellington Management). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total net expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were at the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2013.

The Board considered that the Fund’s performance was above the median of its Performance Group for the one- and three-year periods and at the median for the five-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the one- and three-year periods and below the median for the five-year period. The Board also considered that the Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also noted that the Fund underperformed its benchmark, the Russell 1000® Value Index, for the one-, three- and five-year periods. The Board considered management’s discussion of the Fund’s performance, including the fact that Wellington Management replaced the Fund’s previous sub-adviser on March 14 2011, and considered that performance prior to that date represents that of the previous subadviser. The Board concluded that performance has been satisfactory.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund.

It was noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Funds as well as the fee VALIC pays each Sub-adviser. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC will receive benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees paid or to be paid by the Funds. The Board considered that the Funds also pay VALIC a fee for the provision of recordkeeping and shareholder services to contract owners and participants, which is provided at cost. Such payment is allocated to each Fund based on the number of accounts serviced. Finally, it was noted that the Funds pay SAAMCo, an affiliate of VALIC, an annual fee of approximately 0.07% based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SAAMCo receives from the Funds, SAAMCo compensates VALIC for certain administrative services (0.02% of daily net assets), and the Funds’ custodian, State Street Bank and Trust Company for calculation of the daily net asset value (0.01% of daily net assets). It was also noted that SAAMCo receives sub-advisory fees for those Funds for which it serves as sub-adviser. The Board also considered that VC II pays VALIC an annual fee of 0.25% on average daily net assets of each Fund (other than the Lifestyle Funds) pursuant to a Shareholder Services Agreement.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC, as adviser, transfer agent and as shareholder servicing agent. In addition, the Board considered the profitability of SAAMCo in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Directors noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Directors determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

VALIC Company I

SUPPLEMENT TO PROSPECTUS

Supplement to the Prospectus dated October 1, 2012

Core Equity Fund (the “Fund”). In the Fund Summary, in the Investment Adviser section, the information about the current portfolio manager Kevin Rendino is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Bartlett Geer, CFA	2012	Managing Director

In the Management section under Investment Sub-Advisers – BlackRock Investment Management, LLC (“BlackRock”), the portfolio manager information for the Fund with respect Kevin Rendino is deleted in its entirety and replaced with the following:

BlackRock’s Basic Value team is led by Bartlett Geer, CFA. Mr. Geer has been Managing Director of BlackRock, Inc. since 2012. He was Managing Director of the Putnam Equity Income Fund and U.S. Large Cap Value institutional equity portfolios of Putnam Investments from 2000 to 2012. Mr. Geer is primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.

All changes reflected herein are effective immediately.

Date: November 1, 2012

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Century Capital Management, LLC

100 Federal Street

Boston, MA 02110

Columbia Management

Investment Advisors, LLC

100 Federal Street

Boston, MA 02110

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, LP

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

J.P. Morgan Investment

Management, Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue

New York, NY 10036

Pinebridge Investments, LLC

399 Park Avenue

New York, NY 10022

RCM Capital Management, LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

RS Investment

Management Co., LLC

388 Market Street

Suite 1700

San Francisco, CA 94111

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors Ltd.

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

300 SE 2nd St.

Ft. Lauderdale, FL 33301

Wellington Management Company, LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt W. Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Thomas M. Ward,

Vice President

Diedre L. Shepherd,

Assistant Treasurer

Shawn Parry,

Assistant Treasurer

Louis O. Ducote, II

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 9530 (11/2012) J74462

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: February 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: February 7, 2013

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 7, 2013